As filed with the Securities and Exchange Commission on December 23, 2025

1933 Act File No. 002-22019

1940 Act File No. 811-01241

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT of 1933	☐
POST-EFFECTIVE AMENDMENT NO. 261	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 234	☒

EATON VANCE GROWTH TRUST

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

DEIDRE E. WALSH
One Post Office Square, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☒	on January 1, 2026 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Eaton Vance
Strategy Funds
Eaton Vance All Asset Strategy Fund
(formerly RBA All Asset Strategy Fund)
Eaton Vance Equity Strategy Fund
(formerly RBA Equity Strategy Fund)

Prospectus | January 1, 2026

Fund	Class A	Class C	Class I
Eaton Vance All Asset Strategy Fund	EARAX	ECRAX	EIRAX
Eaton Vance Equity Strategy Fund	ERBAX	ERBCX	ERBIX
This Prospectus contains important information about the Funds  and the services available to shareholders. Please save it for reference.

The Securities and Exchange Commission (“SEC”) has  not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An investment in the Fund is not guaranteed or endorsed by a bank, is not a bank deposit or obligation thereof, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves investment risks, and you may lose money investing in the Fund.
6493 1.1.26

Eaton Vance All Asset Strategy Fund | Fund Summary
Eaton Vance All Asset Strategy Fund
Investment Objective
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 44 of the Fund’s Prospectus and page 21  of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None
1	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.14%	0.14%	0.14%
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	1.23%	1.98%	0.98%
Expense Reimbursement[1]	(0.11)%	(0.11)%	(0.11)%
Net Annual Fund Operating Expenses	1.12%	1.87%	0.87%
1	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.10% for Class A shares, 1.85% for Class C shares and 0.85% for Class I shares. This expense reimbursement will continue through January 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser and administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement, or (ii) the expense limit in effect at the time of recoupment.
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Eaton Vance All Asset Strategy Fund   |  Fund Summary
Eaton Vance All Asset Strategy Fund (Con’t)
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$633	$885	$1,155	$1,926
Class C shares	$290	$611	$1,057	$2,104
Class I shares	$89	$301	$531	$1,191

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$633	$885	$1,155	$1,926
Class C shares	$190	$611	$1,057	$2,104
Class I shares	$89	$301	$531	$1,191
Portfolio Turnover
The  Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.
Principal Investment Strategies
In seeking its investment objective, the Fund has the flexibility to allocate its assets in markets around the world and among various asset classes, including equity, fixed-income, commodity, currency and cash investments.
The Fund seeks to achieve diversified, superior risk adjusted returns by dynamically allocating to multiple strategies, regions, sectors and factors in a changing and diverse growth cycle. Value is added through combining efficient market exposure with active management alpha through tactical opportunities in navigating markets and efficient implementation. The adviser’s asset allocation methodology is differentiated using a top-down approach to find value and drive alpha. The adviser seeks to increase upside vs. downside capture throughout economic cycles to produce stable returns that compound. The adviser believes markets move with economic tides, at the heart of which is global gross domestic product growth and that growth is unevenly distributed across asset classes, sectors, sub-sectors and regions, creating investment opportunities. In selecting securities and other instruments, the portfolio managers employ quantitative screening and optimization tools to achieve desired market exposures while seeking to manage security-specific and other observable market risks. The portfolio is monitored on an ongoing basis and rebalanced as necessary to seek to ensure that desired market exposures and risk parameters are maintained. Securities may be sold if they exhibit performance that might counteract the desired exposures or to implement a revised allocation. A security may also be sold if the adviser believes it exhibits unusual volatility or price movement.
The Fund currently expects to invest, under normal circumstances, 0-80% of its net assets in equity securities, 20-90% in fixed-income securities and other fixed and floating-rate income instruments, 0-25% in commodities and/or currencies, and 0-25% in cash and cash equivalents. The Fund may primarily utilize pooled investment vehicles including exchange traded funds (“ETFs”) and open-ended registered investment companies to gain exposure to certain asset classes or segments of asset classes, including fixed income, commodities, and certain equity sectors. The Fund may also invest in derivatives (as described below) to obtain such exposures. To the extent the Fund holds cash as collateral for derivatives, or enters into forward foreign currency exchange contracts to hedge current portfolio holdings, the ranges described above may be exceeded. The expected long-term (over a true secular cycle of at least 10 years) target allocation of the Fund is 40% in fixed-income securities and 60% in equity securities. There is no requirement to manage the Fund within this target allocation. The Fund’s actual asset allocation may be materially different depending on market conditions, and the Fund’s asset allocation over shorter or longer market cycles may differ materially from the target.
The Fund may invest without limit in both developed and emerging markets, including frontier markets. Such investments may include securities denominated in foreign currencies and securities trading in the form of depositary receipts, including American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, and Global Depositary Receipts. The Fund may invest in fixed-income securities of any credit quality including securities rated below investment grade and comparable unrated securities (“junk”), and expects to invest principally in fixed-income securities that are issued by corporations, issued or guaranteed by the U.S. government or its agencies or instrumentalities, obligations of other sovereign nations, municipal obligations, mortgage-backed and asset-backed
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Eaton Vance All Asset Strategy Fund |   Fund Summary
Eaton Vance All Asset Strategy Fund (Con’t)
securities, inflation-linked debt securities or zero coupon bonds. The Fund may also invest in senior loans and variable rate obligations. The Fund may invest in stocks of companies of any capitalization, publicly traded real estate investment trusts (“REITs”) and exchange-traded notes (“ETNs”). The Fund may invest in ETFs and open-ended registered investment companies, in order to manage cash positions or seek exposure to certain markets or market sectors. Investment in cash or cash equivalents may include U.S. and foreign bank certificates of deposit, fixed time deposits, repurchase agreements, bankers’ acceptances and other short-term instruments with a remaining maturity of 397 days or less.
The Fund may engage in derivative transactions to seek return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of the fixed-income securities in its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities. The Fund expects to use derivatives principally when seeking to gain exposure to equity or fixed-income securities using futures contracts on securities indices and/or when seeking to gain or reduce exposure to certain currencies by buying or selling forward foreign currency exchange contracts, but may also purchase or sell forwards or other types of futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars, equity-linked securities and equity swap agreements; interest rate, total return, inflation and credit default swaps; forward rate agreements; and credit linked notes and other similarly structured products. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated) and forward commitments. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes. The Fund may also lend its securities.
Principal Risks
Market Risk. The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.
Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer’s country and, in the case of depositary receipts traded on foreign markets, currency risk.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated  U.S. debt issuer.
Emerging Markets Investment Risk. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain sectors. Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Such risks may be greater in frontier markets.
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Eaton Vance All Asset Strategy Fund   |  Fund Summary
Eaton Vance All Asset Strategy Fund (Con’t)
Frontier Market Investment Risk. Frontier markets are among the smallest and least mature investment markets. Frontier market countries may have greater political or economic instability and may also be subject to trade barriers, adjustments in currency values and developing or changing securities laws and other regulations. Investments in frontier market countries generally are less liquid and subject to greater price volatility than investments in developed markets or emerging markets.
Credit Risk. Investments in fixed income securities or other income instruments (referred to below as “debt instruments”)  are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.
Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Duration measures a fixed-income security’s price sensitivity to changes in the general level of interest rates.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.
Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the  U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.
Pooled Investment Vehicles Risk. Pooled investment vehicles are open- and closed-end investment companies and exchange-traded funds (“ETFs”). Pooled investment vehicles are subject to the risks of investing in the underlying securities or other investments. Shares of closed-end investment companies and ETFs may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of a pooled investment vehicle in which it invests.
Focused Investment Risk. To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, the Fund’s performance will be more susceptible to any single economic, market, political, or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, assets class, or sector than a fund that invests more broadly.
Sector Risk. Because the Fund may, under certain circumstances, invest a significant portion of its assets in one or more sectors, the value of Fund shares may be affected by events that adversely affect such sector(s) and may fluctuate more than that of a fund that invests more broadly.
Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s  counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. A derivative investment also involves the risks relating to the reference instrument underlying the investment.
When-Issued and Forward Commitment Risk. Securities purchased on a when-issued or forward commitment basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price.
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Eaton Vance All Asset Strategy Fund |   Fund Summary
Eaton Vance All Asset Strategy Fund (Con’t)
ETN Risk. ETNs are debt obligations and their payments of interest or principal are linked to the performance of a reference investment (typically an index). ETNs are subject to the performance of their issuer and may lose all or a portion of their entire value if the issuer fails or its credit rating changes. An ETN that is tied to a specific index may not be able to replicate and maintain exactly the composition and weighting of the components of that index. ETNs also incur certain expenses not incurred by the reference investment and the cost of owning an ETN may exceed the cost of investing directly in the reference investment. The market trading price of an ETN may be more volatile than the reference investment it is designed to track. The Fund may purchase an ETN at prices that exceed its net asset value and may sell such investments at prices below such net asset value. The Fund may not be able to liquidate ETN holdings at the time and price desired, which may impact Fund performance.
Smaller Company Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially less liquid and more difficult to value.
U.S. Government Securities Risk. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if not obligated to do so by law. U.S. Treasury and U.S. Government agency securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.
Lower Rated Investments Risk. Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.
Municipal Obligations Risk. Because the Fund may invest in municipal obligations, the Fund may be susceptible to political, legislative, economic, regulatory, tax or other factors affecting issuers of these municipal obligations, such as state and local governments and their agencies. To the extent that the Fund invests in municipal obligations of issuers in the same state, U.S. territory, or economic sector, it could be more sensitive to economic, business or political developments that affect such state or sector. Municipal obligations and their issuers may be more susceptible to downgrade, loss of revenue, default and bankruptcy during periods of economic stress.  The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements.
Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. REITs  must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.
Commodity-Related Investments Risk. The value of commodity investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s commodity investments to fall. The frequency
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Eaton Vance All Asset Strategy Fund   |  Fund Summary
Eaton Vance All Asset Strategy Fund (Con’t)
and magnitude of such changes are unpredictable. Exposure to commodities and commodity markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodity investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodity investments.
Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.
Additional Risks of Loans. Loans are traded in a private, unregulated inter-dealer or inter-bank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. See also “Market Risk” above. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs, such as to satisfy redemption requests from Fund shareholders. The types of covenants included in loan agreements generally vary depending on market conditions, the  creditworthiness of the issuer, the nature of the collateral securing the loan and possibly other factors. Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event of such actions or if covenants are breached. The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants. Loans to entities located outside of the  U.S. (including loans to sovereign entities) may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks. The Fund may have difficulties and incur expense enforcing its rights with respect to non-U.S. loans and such loans could be subject to bankruptcy laws that are materially different than in the U.S. Sovereign entities may be unable or unwilling to meet their obligations under a loan due to budgetary limitations or economic or political changes within the country. Loans may be structured such that they are not securities under securities law, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. Loans are also subject to risks associated with other types of income investments, including credit risk and risks of lower rated investments.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Although certain mortgage- and asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate. The purchase of mortgage- and asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity. Mortgage- and asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying mortgages or other assets. Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
Leverage Risk. Certain Fund transactions may give rise to leverage. Leverage can result from a non-cash exposure to an underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. The use of leverage may cause the Fund to maintain liquid assets or liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund may not be able to adjust its use of leverage rapidly enough to respond to interest rate volatility, inflation, and other changing market conditions. As a result, the Fund’s use of leverage may have a negative impact on the Fund’s performance from time to time. The loss on leveraged investments may substantially exceed the initial investment.
Zero-Coupon Bond  Risk. Zero-coupon bonds  may experience greater volatility in market value due to changes in interest rates. The Fund accrues income on the discount amortization of these investments, which it is required to distribute each year. The Fund may be required to sell investments to obtain cash needed for income distributions.
Short Sale Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. Short sale risks include, among others, the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.
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Eaton Vance All Asset Strategy Fund |   Fund Summary
Eaton Vance All Asset Strategy Fund (Con’t)
Risks Associated with Active and Quantitative Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns. The portfolio managers also use quantitative investment techniques and analyses in making investment decisions for the Fund. Funds that are actively managed, in whole or in part, according to quantitative investment techniques can perform differently from the market, based on the investment techniques and factors used in the model or analysis, the weight placed on each factor, and changes from the factors’ historical trends. There is a risk that the construction and implementation of the quantitative techniques may not adequately take into account certain factors, may contain design flaws or inaccurate assumptions, or may rely on inaccurate data inputs, which may negatively impact performance. There can be no assurance that these techniques will achieve the desired results.
Securities Lending Risk. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund also may lose rights in the collateral if the borrower fails financially. The Fund could also lose money if the value of the collateral decreases or if the value of any investments made with cash collateral declines.
General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from Bloomberg U.S. Aggregate Bond Index to MSCI World Index effective August 18, 2025 as a result of changes to the Fund’s Principal Investment Strategies. The additional indexes in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance for certain periods would have been lower. In addition, prior to August 18, 2025, the Fund was sub-advised with a different portfolio management team under different Principal Investment Strategies. Performance would likely have been different if the Fund’s current Principal Investment Strategies had been in effect during the periods prior to August 18, 2025. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period shown in the bar chart above:

High Quarter	December 31, 2023	7.30%
Low Quarter	December 31, 2018	-10.00%
The year-to-date total return through the end of the most recent calendar quarter (December 31, 2024 to September 30, 2025) was 9.45%.
7

Eaton Vance All Asset Strategy Fund   |  Fund Summary
Eaton Vance All Asset Strategy Fund (Con’t)
Average Annual Total Return (for the calendar periods ended December 31, 2024)

	One Year	Five Years	Ten Years
Class A Return Before Taxes	1.81%	1.56%	3.13%
Class A Return After Taxes on Distributions	0.96%	0.84%	2.53%
Class A Return After Taxes on Distributions and Sale of Fund Shares	1.07%	1.10%	2.40%
Class C Return Before Taxes	5.62%	1.90%	3.07%
Class I Return Before Taxes	7.68%	2.91%	3.95%
MSCI World Index (reflects net dividends, which reflect the deduction of withholding taxes)	18.67%	11.15%	9.94%
MSCI ACWI Index (reflects net dividends, which reflect the deduction of withholding taxes)	17.49%	10.05%	9.22%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%
Blended Index (60% MSCI ACWI Index and 40% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[1]	10.77%	6.06%	N/A
Blended Index (60% Bloomberg U.S. Aggregate Bond Index and 40% MSCI ACWI Index) (reflects no deduction for fees, expenses or taxes)[1]	7.53%	3.98%	4.66%
1	Prior to August 18, 2025, the blended index consisted of 60% Bloomberg U.S. Aggregate Bond Index and 40% MSCI ACWI Index, rebalanced monthly. The blended index changed effective August 18, 2025 as a result of changes in the Fund’s Principal Investment Strategies. The new blended index consists of 60% MSCI ACWI Index and 40% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly. The Fund’s current Principal Investment Strategies were not in effect during the periods shown in the table.
These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. The Fund commenced operations on September 30, 2011. Investors cannot invest directly in an Index.
Source for  MSCI World Index and MSCI ACWI Index: MSCI. MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with Eaton Vance, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg U.S. Aggregate Bond Index, and neither shall be liable in any way to Eaton Vance, investors in the Fund or other third parties in respect of the use or accuracy of Bloomberg U.S. Aggregate Bond Index  or any data included therein.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Management
Investment Adviser. Eaton Vance Management (“Eaton Vance”).
8

Eaton Vance All Asset Strategy Fund |   Fund Summary
Eaton Vance All Asset Strategy Fund (Con’t)
Portfolio Managers

Name	Title	Date Began Managing Fund
Jim Carson	Managing Director of Morgan Stanley and Vice President of Eaton Vance	August 18, 2025
Schuyler Hooper, CFA	Executive Director of Morgan Stanley and Vice President of Eaton Vance	August 18, 2025
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business.  You may purchase, redeem or exchange Fund shares either through your financial intermediary or (except for purchases of Class C shares by accounts with no specified financial intermediary) directly from the Fund either by writing to the Fund, P.O. Box 534439, Pittsburgh, PA 15253-4439, or by calling 1-800-262-1122. The minimum initial purchase or exchange into the Fund is $1,000 for each Class (with the exception of Class I) and $1,000,000 for Class I (waived in certain circumstances). There is no minimum for subsequent investments.
Tax Information
If your shares are held in a taxable account, the Fund’s distributions will be taxed to you as ordinary income and/or capital gains, unless you are exempt from taxation. If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
9

Eaton Vance Equity Strategy Fund | Fund Summary
Eaton Vance Equity Strategy Fund
Investment Objective
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 44 of the Fund’s Prospectus and page 21  of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None
1	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.74%	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.12%	0.12%	0.12%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.13%	1.88%	0.88%
Expense Reimbursement[1]	(0.01)%	(0.01)%	(0.01)%
Net Annual Fund Operating Expenses	1.12%	1.87%	0.87%
1	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.10% for Class A shares, 1.85% for Class C shares and 0.85% for Class I shares. This expense reimbursement will continue through January 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser and administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement, or (ii) the expense limit in effect at the time of recoupment.
10

Eaton Vance Equity Strategy Fund |   Fund Summary
Eaton Vance Equity Strategy Fund (Con’t)
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you Sold Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$633	$864	$1,114	$1,827
Class C shares	$290	$590	$1,015	$2,005
Class I shares	$89	$280	$487	$1,083

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$633	$864	$1,114	$1,827
Class C shares	$190	$590	$1,015	$2,005
Class I shares	$89	$280	$487	$1,083
Portfolio Turnover
The  Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and derivative instruments that provide exposure to equity securities (the “80% Policy”). The Fund may invest up to 20% of its net assets in fixed-income securities, including securities rated below investment grade and comparable unrated securities (“junk”); other fixed and floating-rate income instruments; and/or in currencies. The Fund may invest an unlimited amount of its assets in foreign securities issued by companies domiciled in developed or emerging market countries including frontier markets. Such investments may include securities denominated in foreign currencies and securities trading in the form of depositary receipts, including American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, and Global Depositary Receipts. The Fund may invest in stocks of companies of any capitalization, publicly traded real estate investment trusts (“REITs”) and exchange-traded notes (“ETNs”). The Fund may primarily utilize pooled investment vehicles including exchange-traded funds (“ETFs”) and open-ended registered investment companies in order to manage cash positions or seek exposure to certain markets or market sectors.
The Fund may engage in derivative transactions to seek return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use derivatives principally when seeking to gain exposure to equity securities using futures contracts on securities indices and/or when seeking to gain or reduce exposure to certain currencies by buying or selling forward foreign currency exchange contracts. However, the Fund may also purchase or sell forwards or other types of futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars; equity-linked securities; equity swap agreements and other derivatives as described in the prospectus. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated) and forward commitments. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes. The Fund may also lend its securities.
The Fund seeks to achieve diversified, superior risk adjusted returns by dynamically allocating to multiple strategies, regions, sectors and factors in a changing and diverse growth cycle. Value is added through combining efficient market exposure with active management alpha through tactical opportunities in navigating markets and efficient implementation. The adviser’s asset allocation methodology is differentiated using a top-down approach to find value and drive alpha. The adviser seeks to increase upside vs. downside capture throughout economic cycles to produce stable returns that compound. The adviser believes markets move with economic tides, at the heart of which is global gross domestic product  growth and that growth is unevenly distributed across asset classes, sectors, sub-sectors and regions, creating investment opportunities In selecting securities and other instruments, the portfolio managers employ quantitative screening and optimization tools to achieve desired market exposures while seeking to manage
11

Eaton Vance Equity Strategy Fund   |  Fund Summary
Eaton Vance Equity Strategy Fund (Con’t)
stock-specific and other observable market risks. The portfolio is monitored on an ongoing basis and  rebalanced as necessary to seek to ensure that desired market exposures and risk parameters are maintained. Stocks may be sold if they exhibit performance that might counteract the desired exposures or to implement a revised allocation. A security may also be sold if the adviser believes it exhibits unusual volatility or price movement.
The Fund will exercise a flexible strategy and is not limited by investment style or by an issuer’s location, size, market capitalization or industry sector. The strategy may have none, some or all of its assets invested in a particular market segment at a given time, and across market segments in relative proportions that change over time. At any time, up to 100% of the Fund’s assets may be invested in either U.S. or foreign securities, including issuers domiciled in emerging market countries.
Principal Risks
Market Risk. The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.
Smaller Company Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially less liquid and more difficult to value.
Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer’s country and, in the case of depositary receipts traded on foreign markets, currency risk.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated  U.S. debt issuer.
Emerging Markets Investment Risk. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain sectors. Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Such risks may be greater in frontier markets.
Frontier Market Investment Risk. Frontier markets are among the smallest and least mature investment markets. Frontier market countries may have greater political or economic instability and may also be subject to trade barriers, adjustments in currency values and developing or changing securities laws and other regulations. Investments in frontier market countries generally are less liquid and subject to greater price volatility than investments in developed markets or emerging markets.
12

Eaton Vance Equity Strategy Fund |   Fund Summary
Eaton Vance Equity Strategy Fund (Con’t)
Credit Risk. Investments in fixed income and other debt obligations, including loans, (referred to below as “debt instruments”)  are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.
Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.
Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the  U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.
Pooled Investment Vehicles Risk. Pooled investment vehicles are open- and closed-end investment companies and exchange-traded funds (“ETFs”). Pooled investment vehicles are subject to the risks of investing in the underlying securities or other investments. Shares of closed-end investment companies and ETFs may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of a pooled investment vehicle in which it invests.
Focused Investment Risk. To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, the Fund’s performance will be more susceptible to any single economic, market, political, or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, assets class, or sector than a fund that invests more broadly.
Sector Risk. Because the Fund may, under certain market conditions, invest a significant portion of its assets in one or more sectors, the value of Fund shares may be affected by events that adversely affect such sector(s) and may fluctuate more than that of a fund that invests more broadly.
Information Technology Sector Risk. The value of Fund shares may be particularly impacted by events that adversely affect the information technology sector, such as rapid changes in technology product cycles, product obsolescence, government regulation, and competition, and may fluctuate more than that of a fund that does not concentrate in companies in the information technology sector.
Lower Rated Investments Risk. Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.
Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference
13

Eaton Vance Equity Strategy Fund   |  Fund Summary
Eaton Vance Equity Strategy Fund (Con’t)
instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s  counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. A derivative investment also involves the risks relating to the reference instrument underlying the investment.
When-Issued and Forward Commitment Risk. Securities purchased on a when-issued or forward commitment basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price.
ETN Risk. ETNs are debt obligations and their payments of interest or principal are linked to the performance of a reference investment (typically an index). ETNs are subject to the performance of their issuer and may lose all or a portion of their entire value if the issuer fails or its credit rating changes. An ETN that is tied to a specific index may not be able to replicate and maintain exactly the composition and weighting of the components of that index. ETNs also incur certain expenses not incurred by the reference investment and the cost of owning an ETN may exceed the cost of investing directly in the reference investment. The market trading price of an ETN may be more volatile than the reference investment it is designed to track. The Fund may purchase an ETN at prices that exceed its net asset value and may sell such investments at prices below such net asset value. The Fund may not be able to liquidate ETN holdings at the time and price desired, which may impact Fund performance.
Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. REITs  must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.
Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.
Leverage Risk. Certain Fund transactions may give rise to leverage. Leverage can result from a non-cash exposure to an underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. The use of leverage may cause the Fund to maintain liquid assets or liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund may not be able to adjust its use of leverage rapidly enough to respond to interest rate volatility, inflation, and other changing market conditions. As a result, the Fund’s use of leverage may have a negative impact on the Fund’s performance from time to time. The loss on leveraged investments may substantially exceed the initial investment.
Short Sale Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. Short sale risks include, among others, the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.
Risks Associated with Active and Quantitative Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns. The portfolio managers also use quantitative investment techniques and analyses in making investment decisions for the Fund. Funds that are actively managed, in whole or in part, according to quantitative investment techniques can perform differently from the market, based on the investment techniques and factors used in the model or analysis, the weight placed on each factor, and changes from the factors’ historical trends. There is a risk that the construction and implementation of the quantitative techniques may not adequately take into account certain factors, may contain design flaws or inaccurate assumptions, or may rely on inaccurate data inputs, which may negatively impact performance. There can be no assurance that these techniques will achieve the desired results.
Securities Lending Risk. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund also may lose rights in the collateral if the borrower fails financially. The Fund could also lose money if the value of the collateral decreases or if the value of any investments made with cash collateral declines.
14

Eaton Vance Equity Strategy Fund |   Fund Summary
Eaton Vance Equity Strategy Fund (Con’t)
General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.   The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. In addition, prior to August 18, 2025, the Fund was sub-advised with a different portfolio management team under different Principal Investment Strategies. Performance would likely have been different if the Fund’s current Principal Investment Strategies had been in effect during the periods prior to August 18, 2025. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period shown in the bar chart above:

High Quarter	June 30, 2020	15.16%
Low Quarter	March 31, 2020	-15.70%
The year-to-date total return through the end of the most recent calendar quarter (December 31, 2024 to September 30, 2025) was 13.65%.
Average Annual Total Return (for the calendar periods ended December 31, 2024)

	One Year	Five Years	Ten Years
Class A Return Before Taxes	8.65%	7.55%	7.64%
Class A Return After Taxes on Distributions	7.57%	5.99%	6.29%
Class A Return After Taxes on Distributions and Sale of Fund Shares	5.69%	5.79%	5.97%
Class C Return Before Taxes	12.88%	7.90%	7.56%
Class I Return Before Taxes	15.04%	8.98%	8.49%
MSCI ACWI Index (reflects net dividends, which reflect the deduction of withholding taxes)	17.49%	10.05%	9.22%
These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. The Fund commenced operations on October 12, 2010. Investors cannot invest directly in an Index.
Source for  MSCI ACWI Index: MSCI. MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
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Eaton Vance Equity Strategy Fund   |  Fund Summary
Eaton Vance Equity Strategy Fund (Con’t)
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Management
Investment Adviser. Eaton Vance Management (“Eaton Vance”).
Portfolio Managers

Name	Title	Date Began Managing Fund
Jim Caron	Managing Director of Morgan Stanley and Vice President of Eaton Vance	August 18, 2025
Schuyler Hooper, CFA	Executive Director of Morgan Stanley and Vice President of Eaton Vance	August 18, 2025
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business.  You may purchase, redeem or exchange Fund shares either through your financial intermediary or (except for purchases of Class C shares by accounts with no specified financial intermediary) directly from the Fund either by writing to the Fund, P.O. Box 534439, Pittsburgh, PA 15253-4439, or by calling 1-800-262-1122. The minimum initial purchase or exchange into the Fund is $1,000 for each Class (with the exception of Class I) and $1,000,000 for Class I (waived in certain circumstances). There is no minimum for subsequent investments.
Tax Information
If your shares are held in a taxable account, the Fund’s distributions will be taxed to you as ordinary income and/or capital gains, unless you are exempt from taxation. If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Eaton Vance Strategy Funds | Details of the Fund
Details of the Funds
Investment Objectives  & Principal Policies and Risks
The investment objective and principal investment policies and risks of each Fund are described in its Fund Summary. Set forth below is additional information about such policies and risks, as well as information about other types of investments and practices in which each Fund may engage from time to time, unless otherwise noted. References to the Fund below are to each Fund.  See also “Strategies and Risks” in the Statement of Additional Information (“SAI”).
Definitions. As used herein, the following terms have the indicated meaning: “1940 Act” means the Investment Company Act of 1940, as amended; “1933 Act” means the Securities Act of 1933, as amended; “Code” means the Internal Revenue Code of 1986, as amended; “ERISA” means the Employee Retirement Income Security Act of 1974, as amended; and “investment adviser” means the Fund’s investment adviser but if the Fund is sub-advised, it refers to the sub-adviser(s) providing day-to-day management with respect to the investments or strategies discussed.
Equity Securities. Equity securities include: common stocks; preferred stocks, including convertible and contingent convertible preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; depositary receipts, rights and warrants in underlying equity interests; and other securities that are treated as equity for  U.S. federal income tax purposes. The Fund cannot predict the income it might receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions.
The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; unexpected trading activity among retail investors; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline. Although stock prices can rebound, there is no assurance that values will return to previous levels.
Foreign Investments. Investments  in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting standard practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such foreign issuers. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets. Evidence of ownership of certain foreign investments may be held outside the United States, and the Fund may be subject to the risks associated with the holding of such property overseas. Trading in certain foreign markets is also subject to liquidity risk.
Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. Foreign issuers may become subject to sanctions imposed by the United States or another country against a particular country or countries, organizations, entities and/or individuals, which could result in the immediate freeze of the foreign issuers’ assets or securities. The imposition of such sanctions could impair the market value of the securities of such foreign issuers and limit the Fund’s ability to buy, sell, receive or deliver the securities. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. If a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could also be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by other restrictions on investment. The risks posed by such actions with respect to a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Even if the Fund does not have significant investments in securities affected by sanctions, sanctions or the threat of sanctions may cause volatility in regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, including through global supply chain disruptions, increased inflationary pressures, and reduced economic activity, which could have a negative effect on the Fund’s performance. In addition, trade disputes may affect investor and consumer confidence and adversely affect financial markets and the broader economy, perhaps suddenly and to a significant degree. Events such as these and their impact on the Fund are difficult to predict.
In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks it does not have in the United States.
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Eaton Vance Strategy Funds   |  Details of the Funds
Details of the Funds  (Con’t)
The Fund needs a license to invest directly in securities traded in many  non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, the Fund’s ability to continue to invest directly is subject to the risk that the license may be terminated or suspended. In some circumstances, the receipt of a non-U.S. license by one of Eaton Vance’s clients may prevent the Fund from obtaining a similar license. In addition, certain activities could cause the suspension or revocation of the Fund’s license.
Political events in foreign countries may cause market disruptions. For example, the United Kingdom (“UK”) left the European Union (“EU”) on January 31, 2020 (commonly known as “Brexit”). Market uncertainty remains regarding Brexit’s ramifications, and the range and potential implications of the possible political, regulatory, economic, and market outcomes in the UK, EU and beyond are not yet fully known. If one or more additional countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted.
In addition, the Holding Foreign Companies Accountable Act (the “HFCAA”) could cause securities of a foreign (non-U.S.) company, including American Depositary Receipts (“ADRs”), to be delisted from U.S. stock exchanges if the company does not allow the U.S. government to oversee the auditing of its financial information. Although the requirements of the HFCAA apply to securities of all foreign (non-U.S.) issuers, the SEC has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, the Fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. The Fund may also need to seek other markets in which to transact in such securities, which could increase the Fund’s costs.
As an alternative to holding foreign-traded investments, the Fund may invest in U.S. dollar-denominated investments of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market including depositary receipts, such as ADRs and Global Depositary Receipts (“GDRs”), which evidence ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on foreign markets, currency risk. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are established without the participation of the issuer. As a result, available information concerning the issuer of an unsponsored depository receipt may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. Unsponsored depositary receipts may involve higher expenses, may not pass through voting or other shareholder rights and may be less liquid.
The Fund may invest in securities and other instruments (including loans) issued, guaranteed, or backed by sovereign or government entities. Economic data as reported by sovereign or government entities and other issuers may be delayed, inaccurate or fraudulent. Many sovereign or government debt obligations may be rated below investment grade. Any restructuring of a sovereign or government debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of a sovereign or government debt, the Fund may be unable to pursue legal action against the issuer or secure collateral on the debt, as there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign or government entity to restructure defaulted debt may be limited. Therefore, losses on sovereign or government defaults may far exceed the losses from the default of a similarly rated U.S. corporate debt issuer.
Emerging Markets Investments. The risks of foreign investments can be more significant in emerging markets, which include frontier markets.  Unless otherwise provided in the Fund’s principal investment strategies, an emerging market country is any country determined by the investment adviser to have an emerging market economy, considering factors such as the country’s political and economic stability, and the development of its financial and capital markets. Emerging markets may offer higher potential for gains and losses than investments in the developed markets of the world. Political and economic structures in emerging market countries generally lack the social, political and economic stability of developed countries, which may affect the value of the Fund’s investments in these countries and also the ability of the Fund to access markets in such countries. Securities markets within emerging market countries may experience low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets. Emerging markets investments may also include investments through complex structures that may lack transparency.
Governmental actions can have a significant effect on the economic conditions in emerging market countries, which also may adversely affect the value and liquidity of the Fund’s investments. In particular, trade disputes may result in governmental actions that could have an adverse effect on investments in emerging market countries, including but not limited to restrictions on investments in, or required divestment of, particular issuers or industries. Such actions may effectively restrict or eliminate the Fund’s ability to purchase or sell investments in emerging market countries, and thus may make them less liquid or more difficult to value, or may force the Fund to sell or otherwise dispose of such investments at inopportune times or prices. In certain emerging market countries, governments participate to a significant degree, through ownership or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payments of dividends. Further, investing in
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Eaton Vance Strategy Funds   |    Details of the Funds
Details of the Funds (Con’t)
the securities of issuers with economic exposure to emerging market countries may present a greater risk of loss resulting from problems in security registration and custody, substantial economic or political disruptions, terrorism, armed conflicts and other geopolitical events, and the impact of tariffs and other restrictions on trade or economic sanctions. Geopolitical events such as nationalization or expropriation could even cause the loss of the Fund’s entire investment in one or more country.
There may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting, and recordkeeping standards and requirements comparable to those to which U.S. companies are subject and, therefore, material information related to an investment may not be available or reliable. The laws of emerging market countries relating to the limited liability of corporate shareholders, fiduciary duties of officers and directors, and bankruptcy of state enterprises are generally less developed than or different from such laws in the United States. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. In addition, due to jurisdictional limitations, U.S. authorities (e.g., SEC and the U.S. Department of Justice) may be limited in their ability to enforce regulatory or legal obligations in emerging market countries. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. The prices at which investments may be acquired may be affected by trading by persons with information that is not publicly available and by securities transactions by brokers in anticipation of transactions in particular securities. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund is heavily invested, the Fund’s ability to redeem Fund shares could become impaired. In such circumstances, the Fund may have to sell more liquid securities than it would otherwise choose to sell. Emerging market securities are also subject to speculative trading, which contributes to their volatility. These foregoing risks may be even greater in frontier markets.
Frontier Market Investments. Because frontier markets are among the smallest, least mature and least liquid markets, investments in frontier markets generally are subject to a greater risk of loss than investments in developed markets or emerging markets. Frontier market countries may have unstable governments that could have substantial influence over many aspects of the private sector, including by restricting foreign investment. Many frontier market countries may be dependent upon commodities, global trade or foreign aid and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The economies of frontier countries may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from extreme debt burdens or volatile inflation rates. The actions of a relatively few major investors in these markets are more likely to result in significant changes in local prices and the value of investments there. The risk also exists that an emergency situation may arise in one or more frontier market countries as a result of which trading of securities may cease or may be substantially curtailed and prices for investments in such markets may not be readily available. Brokerage commissions, custodial services and other costs relating to investment in frontier market countries generally are more expensive than those relating to investment in more developed markets.
Foreign Currencies. The value of foreign assets and currencies as measured in  U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), and relations between nations and trading. Foreign currencies also are subject to settlement, custodial and other operational risks. Currency exchange rates can be affected unpredictably by intervention, or the failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. If the U.S. dollar rises in value relative to a foreign currency, a security denominated in that foreign currency will be worth less in U.S. dollars. If the U.S. dollar decreases in value relative to a foreign currency, a security denominated in that foreign currency will be worth more in U.S. dollars. A devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency. Costs are incurred in connection with conversions between currencies.
The Fund may engage in spot transactions and forward foreign currency exchange contracts, purchase and sell options on currencies and purchase and sell currency futures contracts and related options thereon (collectively, “Currency Instruments”) to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar or to seek to enhance returns.
Eurodollar and Yankee Dollar Instruments. The Fund may invest a portion of its assets in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in  U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the United States by foreign banks and corporations.
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Eaton Vance Strategy Funds   |  Details of the Funds
Details of the Funds  (Con’t)
These investments involve risks that are different from investments in securities issued by  U.S. issuers, and may carry many of the same risks as investing in foreign investments, as well as additional risks, including adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions that might adversely affect the repayment of principal and the payment of interest.
Fixed-Income Securities and Other Debt Instruments. Fixed-income  securities and other debt instruments include all types of fixed and floating-rate bonds and notes, such as convertible securities and other hybrid securities (other than preferred stock); corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including “indexed” securities; loans; loan participations and assignments; delayed funding loans and revolving credit facilities; and bank certificates of deposit, fixed time deposits, bank deposits (or investments structured to provide the same type of exposure) and bankers’ acceptances of foreign and domestic banks and other debt instruments. Fixed-income securities and other debt instruments are issued by: foreign governments or their subdivisions, agencies and government-sponsored enterprises; sovereign entities; international agencies or supranational entities; the U.S. Government, its agencies or government-sponsored enterprises (or guaranteed thereby); central or quasi-sovereign banks and U.S. and foreign corporations. Fixed-income securities and other debt instruments include deep discount bonds, such as zero coupon bonds, deferred interest bonds, bonds or securities on which the interest is payable in-kind (“PIK securities”), which are debt obligations that are issued at a significant discount from face value, and securities purchased on a forward commitment or when-issued basis. While zero coupon bonds do not make periodic payments of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK securities provide that the issuer thereof may, at its option, pay interest in cash or in the form of additional securities. The market price of a fixed-income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, rising inflation, or decreased liquidity due to, for example, market uncertainty about the value of a fixed-income investment (or class of fixed income investments).
Commodities-Related Investments. Commodity-related investments include, but are not limited to, commodities contracts, commodity futures or options thereon (investments in contracts for the future purchase or sale of commodities); commodity exchange-traded funds (exchange-traded funds that track the price of a single commodity, such as gold or oil, or a basket of commodities); commodity exchange traded notes (non-interest paying debt instruments whose price fluctuates (by contractual commitment) with an underlying commodities index); total return swaps based on a commodity index (permitting one party to receive/pay the total return on a commodity index against payment/receipt of an agreed upon spread/interest rate); commodity-linked notes (providing a return based on a formula referenced to a commodity index); sovereign issued oil warrants (a sovereign obligation the coupon on which is contingent on the price of oil); precious metals; and any other commodities-related investment permitted by law. Commodities-related investments may be used to gain exposure to a particular type of commodity, basket of commodities, commodity market or commodity index, or to hedge such exposures or a position in a commodity producing country.
The risks associated with investing in commodities include regulatory, health, economic and political developments, weather events and natural disasters, pestilence, market disruptions and the fact that commodity prices may have greater volatility than investments in traditional securities. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuation in supply and demand. Commodity-related investments are often offered by companies in the financial services sector, including the banking, brokerage, and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate. Although investments in commodities typically move in different directions than traditional equity and fixed-income securities, when the value of those traditional securities is declining due to adverse economic conditions, there is no guarantee that these investments will perform differently, and at certain times the price movements of commodity-related investments have been parallel to those of equity and fixed-income securities.
Derivatives. Generally, derivatives can be characterized as financial instruments whose performance is derived at least in part from the performance of an underlying reference instrument. Derivative instruments may be acquired in the United States or abroad consistent with the Fund’s investment strategy and may include the various types of exchange-traded and over-the-counter (“OTC”) instruments described herein and other instruments with substantially similar characteristics and risks. Fund obligations created pursuant to derivative instruments may give rise to leverage, which may subject the Fund to heightened risk of loss. The Fund may invest in a derivative transaction if it is permitted to own, invest in, or otherwise have economic exposure to the reference instrument. Depending on the type of derivative instrument and the Fund’s investment strategy, a reference instrument could be a security, instrument, index, currency, commodity, economic indicator or event (“reference instruments”). The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of the fixed-income securities in its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities.
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Eaton Vance Strategy Funds   |    Details of the Funds
Details of the Funds (Con’t)
Derivative instruments are subject to a number of risks, including adverse or unexpected movements in the price of the reference instrument, and  counterparty, liquidity, market, tax and leverage risks. Certain derivatives may also be subject to credit risk and interest rate risk. In addition, derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, indices or instruments they are designed to hedge or closely track. Use of derivative instruments may cause the realization of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if such instruments had not been used. Success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the reference instrument and the Fund’s assets. To the extent that a derivative instrument is intended to hedge against an event that does not occur, the Fund may realize losses.
OTC derivative instruments involve an additional risk in that the issuer or  counterparty may fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, an option or commodity exchange or swap execution facility or clearinghouse may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. There can be no assurance that the use of derivative instruments will benefit the Fund.
The  U.S. and non-U.S. derivatives markets have undergone substantial changes in recent years as a result of changes under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and regulatory changes in Europe, Asia and other non-U.S. jurisdictions. In particular, the Dodd-Frank Act and related regulations require most derivatives to be margined and/or cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on counterparties, and impose other regulatory requirements that impact derivatives markets. The SEC adopted Rule 18f-4 under the 1940 Act, which applies to the Fund’s use of derivative investments and certain financing transactions. Among other things, Rule 18f-4 requires certain funds that invest in derivative instruments beyond a specified limited amount (generally greater than 10% of a fund’s net assets) to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. To the extent a Fund uses derivative instruments (excluding certain currency and interest rate hedging transactions) in a limited amount (up to 10% of a Fund’s net assets), it will not be subject to the full requirements of Rule 18f-4. In addition, to the extent that the Fund enters into reverse repurchase agreements or similar financing transactions, the Fund may elect to either treat all of its reverse repurchase agreements or similar financing transactions as derivatives transactions for purposes of Rule 18f-4 or comply (with respect to reverse repurchase agreements or similar financing transactions) with the asset segregation requirements under Section 18 of the 1940 Act. The implementation of these requirements or additional future regulation of the derivatives markets may make the use of derivatives more costly, may limit the availability or reduce the liquidity of derivatives, and may impose limits or restrictions on the counterparties with which the Fund engages in derivative transactions. Fund management cannot fully predict the effects of any governmental regulation of the derivatives markets, and there can be no assurance that any government regulation will not adversely affect the Fund’s performance or ability to achieve its investment objective(s). Regulations adopted by federal banking regulators under the Dodd-Frank Act require that certain qualified financial contracts (“QFCs”) with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out and cross-default rights. QFCs include, but are not limited to, securities contracts, commodities contracts, forward contracts, repurchase agreements, securities lending agreements and swaps agreements, as well as related master agreements, security agreements, credit enhancements, and reimbursement obligations. If a covered counterparty of a Fund or certain of the covered counterparty’s affiliates were to become subject to certain insolvency proceedings, a Fund may be temporarily unable to exercise certain default rights, and the QFC may be transferred to another entity. In addition, under the rule, a Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security under the 1940 Act, provided that (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A Fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, a Fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may impact a Fund’s credit and counterparty risks.
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Eaton Vance Strategy Funds   |  Details of the Funds
Details of the Funds  (Con’t)

Options. Options may be traded on an exchange and OTC. By buying a put option on a particular instrument, the Fund acquires a right to sell the underlying instrument at the exercise price. By buying a put option on an index, the Fund acquires a right to receive the cash difference between the strike price of the option and the index price at expiration. A purchased put position also typically can be sold at any time by selling at prevailing market prices. Purchased put options generally are expected to limit the Fund’s risk of loss through a decline in the market value of the underlying security or index until the put option expires. When buying a put option, the Fund pays a premium to the seller of the option. If the price of the underlying security or index is above the exercise price of the option as of the option valuation date, the option expires worthless and the Fund will not be able to recover the option premium paid to the seller. The Fund may purchase uncovered put options on securities, meaning it will not own the securities underlying the option.

The Fund may also write (i.e., sell) put options. The Fund will receive a premium for selling a put option, which may increase the Fund’s return. In selling a put option on a security, the Fund has the obligation to buy the security at an agreed upon price if the price of such instrument decreases below the exercise price. By selling a put option on an index, the Fund has an obligation to make a payment to the buyer to the extent that the value of the index decreases below the exercise price as of the option valuation date. If the value of the underlying security or index on the option’s expiration date is above the exercise price, the option will generally expire worthless and the Fund, as option seller, will have no obligation to the option holder.

The Fund may purchase call options. By purchasing a call option on a security, the Fund has the right to buy the security at the option’s exercise price. By buying a call option on an index, the Fund acquires the right to receive the cash difference between the market price of the index and strike price at expiration. Call options typically can be exercised any time prior to option maturity or, sold at the prevailing market price.

The Fund may also write (i.e., sell) a call option on a security or index in return for a premium. A call written on a security obligates the Fund to deliver the underlying security at the option exercise price. Written index call options obligate the Fund to make a cash payment to the buyer at expiration if the market price of the index is above the option strike price. Calls typically can also be bought back by the Fund at prevailing market prices and the Fund also may enter into closing purchase transactions with respect to written call options.   The Fund may write call options on securities that it owns (so-called covered calls) and also may write uncovered call options. With respect to written covered calls, the Fund may sell the underlying security prior to entering into a closing purchase transaction on up to 5% of its net assets within three days of such transaction. The Fund may also engage in various types of option strategies using put and/or call options.

The Fund’s options positions are marked to market daily. The value of options is affected by changes in the value and dividend rates of their underlying instruments, changes in interest rates, changes in the actual or perceived volatility of the relevant index or market and the remaining time to the options’ expiration, as well as trading conditions in the options market. The hours of trading for options may not conform to the hours during which the underlying instruments are traded. To the extent that the options markets close before markets for the underlying instruments, significant price and rate movements can take place in the markets that would not be reflected concurrently in the options markets.

The Fund’s ability to sell the instrument underlying a call option may be limited while the option is in effect unless the Fund enters into a closing purchase transaction. Uncovered call options have speculative characteristics and are riskier than covered call options because there is no underlying instrument held by the Fund that can act as a partial hedge.  As the seller of a covered call option or an index call option, the Fund may forego, during the option’s life, the opportunity to profit from increases in the market value of the underlying instrument covering the call option above the sum of the premium received by the Fund and the exercise price of the call. The Fund also retains the risk of loss, minus the option premium received, should the price of the underlying instrument decline.

Participants in OTC markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange-based” markets. OTC option contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC options becomes restricted. The ability of the Fund to transact business with any one or a number of  counterparties may increase the potential for losses to the Fund, due to the lack of any independent evaluation of the counterparties or their financial capabilities, and the absence of a regulated market to facilitate settlement of the options.

Futures Contracts. Futures are standardized, exchange-traded contracts. Futures contracts on securities obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of the financial instrument called for in the contract at a specified future date at a specified price. An index futures contract obligates the purchaser to take, and a seller to deliver, an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical

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delivery of the underlying securities in the index is made. It is the practice of holders of futures contracts to close out their positions on or before the expiration date by use of offsetting contract positions, and physical delivery of financial instruments or delivery of cash, as applicable, is thereby avoided. An option on a futures contract gives the holder the right to enter into a specified futures contract.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (“currency forward”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect against an adverse change in the relationship between currencies or to increase exposure to a particular foreign currency.

Certain currency forwards may be individually negotiated and privately traded, exposing them to credit and  counterparty risks. The precise matching of the currency forward amounts and the value of the instruments denominated in the corresponding currencies will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that the use of currency forwards may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that currency forwards may create exposure to currencies in which the Fund’s securities are not denominated. In addition, it may not be possible to hedge against long-term currency changes. Currency forwards are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying currency forwards. As a result, available information may not be complete.

Forward Rate Agreements. Under  a forward rate agreement, the Fund locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the Fund pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the Fund the difference between the two rates. Any such gain received by the Fund would be taxable. These instruments are traded in the OTC market.

Equity Swaps. Equity swaps involve the exchange by the Fund with another party of their respective returns as calculated on a notional amount of an equity index (such as the S&P 500® Index), basket of equity securities, or individual equity security.

Equity-Linked Securities. Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security. In addition to the risks of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security.

In addition, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund’s ability to enter into other transactions at a time when doing so might be advantageous.

Interest Rate Swaps.  Interest  rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating-rate payments.

Credit Default Swaps. Credit default swap agreements (“CDS”) enable the Fund to buy or sell credit protection on an individual issuer or basket of issuers (i.e., the reference instrument). The Fund may enter into CDS to gain or short exposure to a reference instrument. Long CDS positions are utilized to gain exposure to a reference instrument (similar to buying the instrument) and are akin to selling insurance on the instrument. Short CDS positions are utilized to short exposure to a reference instrument (similar to shorting the instrument) and are akin to buying insurance on the instrument.

Under a CDS, the protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract, provided that no credit event, such as a default, on a reference instrument has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the reference instrument in exchange for an equal face amount of the reference instrument described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. If the Fund is a

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buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. The Fund’s obligations under a CDS will be accrued daily (offset against any amounts owed to the Fund).

In response to market events, federal and certain state regulators have proposed regulation of the CDS market. These regulations may limit the Fund’s ability to use CDS and/or the benefits of CDS. CDS may be difficult to value and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund may have difficulty, be unable or may incur additional costs to acquire any securities or instruments it is required to deliver under a CDS. The Fund may have limited ability to eliminate its exposure under a CDS either by assignment or other disposition, or by entering into an offsetting swap agreement. The Fund also may have limited ability to eliminate its exposure under a CDS if the reference instrument has declined in value.

Credit Options. Credit  options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative at terms specified at the inception of the option.

Credit Linked Notes. A Fund may engage in  credit linked notes.   A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “note issuer”) with respect to which the reference instrument is a single bond, a portfolio of bonds or the unsecured credit of an issuer, in general (each a “reference credit”). The purchaser of the CLN (the “note purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of the reference credit. Upon maturity of the CLN, the note purchaser will receive a payment equal to: (i) the original par amount paid to the note issuer, if there is no occurrence of a designated event of default, restructuring or other credit event (each a “credit event”) with respect to the issuer of the reference credit; or (ii) the market value of the reference credit, if a credit event has occurred. Depending upon the terms of the CLN, it is also possible that the note purchaser may be required to take physical delivery of the reference credit in the event of a credit event. Most CLNs use a corporate bond (or a portfolio of corporate bonds) as the reference credit. However, almost any type of fixed-income security (including foreign government securities), index or derivative contract (such as a credit default swap) can be used as the reference credit.

Inflation Swaps. Inflation swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. This can involve an exchange of fixed rate payments for floating rate payments based on a reference index (an inflation index, such as the Consumer Price Index) or an exchange of floating rate payments based on two different reference indices where one of the reference indices is an inflation index. Inflation swaps can be designated as zero coupon, where both sides of the swap compound interest over the life of the swap and then the accrued interest is paid in a lump sum at the swap’s maturity.

Total Return Swaps.  A  total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of a reference instrument during the specified period, in return for periodic payments from the other party that are based on a fixed or variable interest rate or the total return of the reference instrument or another reference instrument. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market.

Counterparty Risk. A financial institution or other  counterparty with whom the Fund does business (such as trading, securities lending or as a derivatives counterparty), or that underwrites, distributes or guarantees any instruments that the Fund owns or is otherwise exposed to, may decline in financial condition and become unable to honor its commitments. This could cause the value of Fund shares to decline or could delay the return or delivery of collateral or other assets to the Fund.  Counterparty risk is increased for contracts with longer maturities.
Short Sales. The Fund may engage in short sales on securities or a basket or index of securities. A short sale on an individual security typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The seller of a short position generally realizes a profit from the transaction if the proceeds it receives on the short sale exceed the cost of purchasing the securities sold short in the market, but will generally realize a loss if the cost of closing the short position exceeds the proceeds from the short sale. The Fund pays interest or dividend expense with respect to securities sold short.
If the Fund does not own the securities sold short, the short sale exposes the Fund to the risk that it will be required to purchase securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss. There is no assurance that a security sold short will decline in value or make a profit for the Fund. In addition, there is no guarantee that any security needed to cover the short position will be available for purchase. Short selling carries a risk that the  counterparty to the short sale may fail to honor its contract terms, causing a loss to the Fund.
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Further, if other short positions of the same security are closed out at the same time, a “short squeeze” can occur where demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price. If the Fund invests the proceeds received for selling securities short in other investments, the Fund is employing a form of leverage.
Forward Commitments and When-Issued Securities. The Fund may purchase securities on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In such a transaction, the Fund is securing what is considered to be an advantageous price and yield at the time of entering into the transaction.
The yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the  counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may be expected to occur a month or more before delivery is due. No payment or delivery is made, however, until payment is received or delivery is made from the other party to the transaction. These transactions may create leverage in the Fund.
Credit Risk. Investments in debt instruments are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value. See “Lower Rated Investments.” The Fund is also exposed to credit risk when it engages in certain types of derivatives transactions and when it engages in transactions that expose the Fund to counterparty risk. See “Derivatives.”
In evaluating the quality of a particular instrument, the investment adviser (or sub-adviser, if applicable) may take into consideration, among other things, a credit rating assigned by a credit rating agency, the issuer’s financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage, and earnings prospects. Credit rating agencies are private services that provide ratings of the credit quality of certain investments. Credit ratings issued by rating agencies are based on a number of factors including, but not limited to, the issuer’s financial condition and the rating agency’s credit analysis, if applicable, at the time of rating. As such, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The ratings assigned are not absolute standards of credit quality and do not evaluate market risks or necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.
For purposes of determining compliance with the Fund’s credit quality restrictions, if any, the Fund’s investment adviser (or sub-adviser, if applicable) relies primarily on the ratings assigned by credit rating agencies but may, in the case of unrated instruments, perform its own credit and investment analysis to determine an instrument’s credit quality. A credit rating may have a modifier (such as plus, minus or a numerical modifier) to denote its relative status within the rating. The presence of a modifier does not change the security credit rating (for example, BBB- and Baa3 are within the investment grade rating) for purposes of the Fund’s investment limitations.
Lower Rated Investments. Investments in obligations rated below investment grade and comparable unrated securities (sometimes referred to as “junk”) generally entail greater economic, credit and liquidity risks than investment grade securities. Lower rated investments are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments. Lower rated investments are considered primarily speculative with respect to the issuer’s capacity to pay interest and repay principal.
Because of the greater number of investment considerations involved in investing in investments that receive lower ratings, investing in lower rated investments depends more on the investment adviser’s judgment and analytical abilities than may be the case for investing in investments with higher ratings. While the investment adviser will attempt to reduce the risks of investing in lower rated or unrated securities through, among other things, active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets, there can be no assurance that the investment adviser will be successful in doing so.
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Asset-Backed Securities. Asset-Backed  securities represent interests in a pool of assets other than mortgages, such as home equity loans, automobile receivables or credit card receivables. Most asset-backed securities involve consumer or commercial debts with maturities of less than 10 years. However, almost any type of fixed-income asset (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates. A structured asset-backed security is a multiclass instrument that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans.
Unscheduled prepayments of asset-backed securities may result in a loss of income if the proceeds are invested in lower-yielding securities. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many asset-backed securities, which increases the risk of depreciation due to future increases in market interest rates. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements (if any) may be inadequate in the event of default. Asset-backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under U.S. federal and state law. The value of asset-backed securities may be affected by the factors described above and other factors, such as interest rate risk, the availability of information concerning the pool and its structure, the  creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of asset-backed securities representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. Under certain market conditions, asset-backed securities may be less liquid and may be difficult to value. If a structured asset-backed security is subordinated to other classes backed by the same pool of collateral, the likelihood that it will make payments of principal may be substantially limited.
Mortgage-Backed Securities (“MBS”). MBS represent participation interests in pools of adjustable and fixed-rate mortgage loans. MBS may be issued by the U.S. Government (or one of its agencies or instrumentalities) or privately issued but collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, or its agencies or instrumentalities. Adjustable rate mortgages are mortgages whose interest rates are periodically reset when market rates change. Unlike conventional debt obligations, MBS provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.
MBS include classes of collateralized mortgage obligations (“CMOs”), including fixed- or floating-rate tranches, real estate mortgage investment conduits (“REMICs”) and various other MBS. In choosing among CMO classes, the investment adviser will evaluate the total income potential of each class and other factors.
MBS issued by non-government entities are subject to the risks that the underlying mortgage borrowers fail to make timely payments of interest and principal and that any guarantee or other structural feature, if present, is insufficient to enable the timely payment of interest and principal on the MBS. Although certain MBS are guaranteed as to timely payment of interest and principal by a government-sponsored entity, the market price for such securities is not guaranteed and will fluctuate.
The mortgage loans underlying  MBS are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment, although investment in seasoned MBS can mitigate this risk. Under certain interest and prepayment rate scenarios, the Fund may fail to recover the full amount of its investment in MBS, notwithstanding any direct or indirect governmental or agency guarantee. Because faster than expected prepayments must usually be invested in lower yielding securities, MBS are less effective than conventional bonds in “locking in” a specified interest rate. For premium bonds, the risk of prepayment may be enhanced. In a rising interest rate environment, a declining prepayment rate will extend the average life of many MBS. This possibility is often referred to as extension risk. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. MBS that are purchased at a premium generate current income that exceeds market rates for comparable investments, but tend to decrease in value as they mature.
CMOs are subject to the same types of risks affecting MBS as described above. CMOs with complex or highly variable prepayment terms generally entail greater market and liquidity risks than other MBS. For example, their prices are more volatile and their trading market may be more limited. The structure of certain CMO interests held by the Fund may cause the Fund to be paid interest and/or principal on its investment only after holders of other interests in that particular CMO have received the full repayment of principal or interest on their investments.
Commercial Mortgage-Backed Securities. Commercial  mortgage-backed securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as loans for hotels, shopping centers, office buildings and apartment buildings. Generally, the interest and principal payments on these loans are passed on to investors in CMBS according to a schedule of payments.
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CMBS are subject to the risks described under “Asset-Backed Securities” above. CMBS also are subject to many of the risks of investing in the real estate securing the underlying mortgage loans and are therefore different from the risks of other types of mortgage-backed securities. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMBS may be less liquid and exhibit a greater price volatility than other types of mortgage- or asset-backed securities.
The commercial mortgage loans that underlie  CMBS have certain distinct risk characteristics. Commercial mortgage loans generally lack standardized terms, which may complicate their structure, tend to have shorter maturities than residential mortgage loans and may not be fully amortizing. Commercial properties themselves tend to be unique and are more difficult to value than single-family residential properties. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations. The values of, and income generated by, CMBS may be adversely affected by changing interest rates and other developments impacting the commercial real estate market, such as population shifts and other demographic changes, increasing vacancies (potentially for extended periods) and reduced demand for commercial and office space, maintenance or tenant improvement costs, and costs to convert properties for other uses. These developments could result from, among other things, changing tastes and preferences (such as remote work arrangements) as well as cultural, technological, global or local economic and market developments. In addition, changing interest rate environments and associated changes in lending standards and higher refinancing rates may adversely affect commercial real estate and CMBS markets. The occurrence of any of the foregoing or similar developments would likely increase default risk for the properties and loans underlying these investments as well as impact the value of, and income generated by, these investments. These developments could also result in reduced liquidity for CMBS.
Zero Coupon and Deep Discount Bonds and Payment-in-Kind (“PIK”) Securities. Zero coupon bonds are debt obligations that do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of purchase. The effect of owning debt obligations that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the debt obligation. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. Deep discount bonds also are issued at a discount from face value, but may make periodic interest payments at a below market interest rate.
PIK securities generally carry higher interest rates compared to bonds that make cash payments of interest to reflect their payment deferral and increased credit risk. PIK interest has the effect of generating investment income and increasing the incentive fees, if any, payable at a compounding rate. Generally, the deferral of PIK interest increases the loan to value ratio.
Bonds and preferred stocks that make “in-kind” payments and other securities that do not pay regular income distributions may experience greater volatility in response to interest rate changes and issuer developments.  PIK securities generally involve significantly greater credit risk than coupon loans because the Fund receives no cash payments until the maturity date or a specified cash payment date. Even if accounting conditions are met for accruing income payable at a future date under a PIK bond, the issuer could still default when the collection date occurs at the maturity of or payment date for the PIK bond. PIK bonds may be difficult to value accurately because they involve ongoing judgments as to the collectability of the deferred payments and the value of any associated collateral. If the issuer of a PIK security defaults, the Fund may lose its entire investment.
The Fund is required to accrue income from zero coupon and deep discount bonds and  PIK securities on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year. Such distributions could reduce the Fund’s cash position and require it to sell securities and incur a gain or loss at a time it may not otherwise want to in order to provide the cash necessary for these distributions.
U.S. Treasury and Government Securities. U.S. Treasury securities (“Treasury Securities”) include U.S. Treasury obligations that differ in their interest rates, maturities and times of issuance. U.S. Government agency securities (“Agency Securities”) include obligations issued or guaranteed by U.S. Government agencies or instrumentalities and government-sponsored enterprises. Agency Securities may be guaranteed by the U.S. Government or they may be backed by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase the obligations, or the credit of the agency, instrumentality or enterprise.
Government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Banks (“FHLBs”), the Private Export Funding Corporation (“PEFCO”), the Federal Deposit Insurance Corporation (“FDIC”), the Federal Farm Credit Banks (“FFCB”) and the Tennessee Valley Authority (“TVA”), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. Government.  Because these securities are not backed by the full faith and credit of the United States, there is a risk that the  U.S. Government will not provide financial support to these agencies if not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may
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greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The interest from U.S. government securities generally is not subject to state and local taxation. Treasury Securities and Agency Securities also include any security or agreement collateralized or otherwise secured by Treasury Securities or Agency Securities, respectively.
Because of their high credit quality and market liquidity,  U.S. Treasury and Agency Securities generally provide a lower current return than obligations of other issuers. While the U.S. Government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored enterprises in the future. In addition, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt ceiling could increase the risk that the U.S. Government may default on payments on certain U.S. government securities and may cause the credit rating of the U.S. Government to be downgraded. Any uncertainty regarding the ability of the United States to repay its debt obligations, and any default by the U.S. Government, would have a negative impact on the Fund’s investments in U.S. government securities.
Pooled Investment Vehicles. The Fund may invest in pooled investment vehicles to the extent permitted by the 1940 Act, and the rules, regulations and interpretations thereunder. Pooled investment vehicles are open- and closed-end investment companies unaffiliated with the investment adviser, open-end investment companies affiliated with the investment adviser and exchange-traded funds (“ETFs”). Pooled investment vehicles are subject to the risks of investing in the underlying securities or other instruments that they own. The market for common shares of certain closed-end investment companies and ETFs, which are generally traded on an exchange and may be traded at a premium or discount to net asset value, is affected by the demand for those securities, regardless of the value of such fund’s underlying securities. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to such fund’s net asset value. The Fund will indirectly bear its proportionate share of any management fees and other operating expenses paid by unaffiliated and certain affiliated pooled investment vehicles in which it invests. If such fees exceed 0.01% of the average net assets of the Fund, the costs associated with such investments will be reflected under Acquired Fund Fees and Expenses in the Fund’s Annual Fund Operating Expenses table(s) in its Fund Summary. Investments in a pooled investment vehicle will count towards a Fund’s 80% Policy (or other investment ranges described herein) if the vehicle invests at least 80% of its net assets in the type of securities included in the Fund’s 80% Policy or other investment policy.
The Fund may invest in exchange-traded notes (“ETNs”), which are debt securities that typically are listed on exchanges and their terms generally provide for a return that tracks specified market indices. ETNs may not trade in the secondary market, but typically are redeemable by the issuer.
Unlike  ETFs and closed-end investment companies, ETNs are not registered investment companies and thus are not regulated under the 1940 Act. While ETNs do not have management fees, they are subject to certain investor fees. In addition, as debt securities, ETNs are subject to the additional credit risk of the issuer.
Preferred Stock.  Preferred  stock is a class of equity security that pays a specified dividend that typically must be paid before any dividends can be paid to common stockholders and takes precedence over common stock in the event of the issuer’s liquidation. Although preferred stocks represent an ownership interest in an issuer, preferred stocks generally do not have voting rights or have limited voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate. Dividend payments on preferred stocks may be subordinate to interest payments on the issuer’s debt obligations. Certain preferred stocks may be convertible to common stock. Additionally, preferred stocks often have a liquidation value that generally equals the original purchase price of the preferred stock at the date of issuance.
Preferred stocks are subject to issuer-specific and market risks generally applicable to equity securities and credit and interest rate risks generally applicable to fixed-income securities. The value of preferred stock may react more strongly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects. Preferred stocks are considered an equity security.
Focused Investment Risk. To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, currency, country, region, group of countries, asset class or sector, the Fund’s net asset value may be more volatile and the Fund will be subject to greater risk than a fund that invests in a more diverse investment portfolio. Similarly, to the extent the Fund holds investments with closely correlated market prices, it will be subject to greater risk than a fund with investments that are not as closely correlated. Changes in the value of a single security or issuer or the impact of a single economic, political, or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.
A fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and a resulting decline in the market price of those issuers’ securities as compared to a fund that invests in the securities of a larger number of issuers. Companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.
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Similarly, funds having a significant portion of their assets in investments tied economically to a particular geographic region, country, or market (e.g., emerging markets) or to sectors within a region, country, or market have more exposure to regional and country economic risks than do funds whose investments are more geographically diverse. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political, or other developments.
Sector Risk. Because each Fund may, under certain market conditions, invest a significant portion of its assets in one or more sectors, the value of Fund shares may be affected by the economic, political, social, financial, business, and other conditions or events that adversely affect a particular sector. The Fund’s  NAV may be more volatile than that of a fund that invests more broadly.
Information Technology Sector Risk. If the Equity Strategy Fund concentrates investments in the information technology sector, the value of Fund shares may be particularly impacted by events that adversely affect the information technology sector, such as rapid changes in technology product cycles, competition for the services of qualified personnel and government regulation. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction and unpredictable changes in growth rates. Companies in the information technology sector also can be heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies. As a result, the value of shares may fluctuate more than that of a fund that does not concentrate in companies in the information technology sector.
Smaller Companies. Securities of smaller companies, which may include legally restricted securities, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the securities of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Because of the absence of any public trading market for some of these investments (such as those which are legally restricted) it may be more difficult to value these investments and may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.
Real Estate Investments. Companies primarily engaged in the real estate industry and other real estate-related investments may include publicly traded real estate investment trusts (“REITs”)  or real estate operating companies that either own properties or make construction or mortgage loans, real estate developers, companies with substantial real estate holdings and other companies whose products and services are related to the real estate industry, such as lodging operators, brokers, property management companies, building supply manufacturers, mortgage lenders, or mortgage servicing companies. REITs may be small to medium-sized companies, and may include equity REITs and mortgage REITs. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs are pooled investment vehicles that have expenses of their own, so the Fund will indirectly bear its proportionate share of those expenses. The Fund will not own real estate directly.
Real estate investments are subject to special risks including changes in real estate values; property taxes; interest rates; cash flow of underlying real estate assets; occupancy rates; government regulations affecting zoning, land use, and rents; the management skill and creditworthiness of the issuer; local, state, national or international economic conditions and real estate market conditions (such as oversupply of real estate for rent or sale or vacancies, potentially for extended periods); reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs and costs to convert properties for other uses; and default risk and credit quality of tenants and borrowers. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes, preferences (such as remote work arrangements), and values.
Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow  dependency, defaults by borrowers, and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Shares of  REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers. REITs are also subject to credit, market, liquidity and interest rate risks.
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REITs may issue debt securities to fund their activities. The value of these debt securities may be affected by changes in the value of the underlying property owned by the REIT, the creditworthiness of the REIT, interest rates, and tax and regulatory requirements, among other things.
Municipal Obligations. Municipal obligations include bonds, notes, floating-rate notes and commercial paper issued by a municipality, a group of municipalities or participants in qualified issues of municipal debt for a wide variety of both public and private purposes. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as payments from the user of the facility being financed. Municipal obligations also include municipal lease obligations and certificates of participations in municipal leases. A municipal lease obligation is a bond that is secured by lease payments made by the party, typically a state or municipality, leasing the facilities (e.g., schools or office buildings) that were financed by the bond. Such lease payments may be subject to annual appropriation or may be made only from revenues associated with the facility financed. In other cases, the leasing state or municipality is obligated to appropriate funds from its general tax revenues to make lease payments as long as it utilizes the leased property. A certificate of participation (also referred to as a “participation”) in a municipal lease is an instrument evidencing a pro rata share in a specific pledged revenue stream, usually lease payments by the issuer that are typically subject to annual appropriation. The certificate generally entitles the holder to receive a share, or participation, in the payments from a particular project.
Certain municipal obligations may be purchased on a “when-issued” basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase.
The Fund may invest in zero coupon bonds, which do not make cash interest payments during a portion or all of the life of the bond. Instead, such bonds are sold at a deep discount to face value, and the interest consists of the gradual appreciation in price as the bond approaches maturity. Zero coupon bonds can be an attractive financing method for issuers with near-term cash-flow problems or seeking to preserve liquidity. Principal only investments entitle the Fund to receive the stated value of such investment when held to maturity. The values of zero coupon bonds and principal only investments are subject to greater fluctuation in response to changes in market interest rates than municipal obligations that pay interest currently. The Fund is required to distribute to shareholders income imputed to any zero coupon bonds or principal only investments even though such income may not be received by the Fund as distributable cash. Such distributions could reduce the Fund’s reserve position and require it to sell securities and incur a gain or loss at a time it may not otherwise want to in order to provide the cash necessary for these distributions.
Certain municipal obligations are issued with interest rates that adjust periodically. Such municipal floating-rate debt obligations are generally indexed to the Securities Industry and Financial Markets Association index, the Consumer Price Index or other indices. Municipal floating-rate debt obligations include, but are not limited to, municipal floating-rate notes, floating-rate notes issued by tender option bond trusts, auction rate preferred securities, synthetic floating-rate securities (e.g., a fixed-rate instrument that is subject to a swap agreement converting a fixed rate to a floating rate) and other municipal instruments with floating interest rates (such as variable rate demand preferred shares and variable rate term preferred shares).
The interest on tax-exempt municipal obligations is (in the opinion of the issuer’s counsel) exempt from regular federal income and state or local taxes, as applicable. Income from certain types of municipal obligations generally may be subject to the federal alternative minimum tax (the “AMT”) for individuals. Investors subject to AMT should consult their tax advisors. Some municipal securities are subject to the risk that the U.S. Internal Revenue Service (“IRS”) may determine that an issuer has not complied with applicable tax requirements (or the occurrence of other adverse tax developments) and that interest from the municipal security is taxable, which may result in a significant decline in the value of the security. In addition, interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from the AMT.
Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount. General obligation bonds issued by municipalities can be adversely affected by economic downturns and the resulting decline in tax revenues, pension funding risk, other post-employment benefit risk, budget imbalances, taxing ability risk, lack of political willpower and federal funding risk, among others. Revenue bonds can be adversely affected by the negative economic viability of the facility or revenue source.  Many municipal obligations provide the issuer the option to “call,” or redeem, its securities. As such, the effective maturity of a municipal obligation may be reduced as the result of such call provisions and, if an investment is called in a declining interest rate environment, the proceeds from the called bond may have to be reinvested at a lower interest rate.
In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for the Fund to sell the security at the time and the price that normally prevails in the market.
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Loans. Loans may be primary, direct investments or investments in loan assignments or participation interests. A loan assignment represents a portion or the entirety of a loan and a portion or the entirety of a position previously attributable to a different lender. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement and has the same rights and obligations as the assigning investor. However, assignments through private negotiations may cause the purchaser of an assignment to have different and more limited rights than those held by the assigning investor. Loan participation interests are interests issued by a lender or other entity and represent a fractional interest in a loan. The Fund typically will have a contractual relationship only with the financial institution that issued the participation interest. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the financial institution and only upon receipt by such entity of such payments from the borrower. In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other investors through set-off against the borrower and the Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation interest. As a result, the Fund may assume the credit risk of both the borrower and the financial institution issuing the participation interest. In the event of the insolvency of the entity issuing a participation interest, the Fund may be treated as a general creditor of such entity. Most loans are rated below investment grade or, if unrated, are of similar credit quality.
Loan investments may be made at par or at a discount or premium to par. The interest payable on a loan may be fixed or floating rate, and paid in cash or in-kind. In connection with transactions in loans, the Fund may be subject to facility or other fees. Loans may be secured by specific collateral or other assets of the borrower, guaranteed by a third party, unsecured or subordinated. During the term of a loan, the value of any collateral securing the loan may decline in value, causing the loan to be under  collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under the loan. In addition, if a loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.
Certain loans (“senior loans”) hold a senior position in the capital structure of a business entity, are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. Junior loans may be secured or unsecured subordinated loans, second lien loans and subordinated bridge loans. Floating-rate loans typically have rates of interest which are re-determined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium.
A lender’s repayment and other rights primarily are determined by governing loan, assignment or participation documents, which (among other things) typically establish the priority of payment on the loan relative to other indebtedness and obligations of the borrower. A borrower typically is required to comply with certain covenants contained in a loan agreement between the borrower and the holders of the loan. The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, and the nature of the collateral securing the loan. Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event covenants are breached. The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants. Loans to entities located outside of the  U.S. (including loans to sovereign entities) may  have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks. In the event of bankruptcy, applicable law may impact a lender’s ability to enforce its rights. Bankruptcy laws in foreign jurisdictions, including emerging markets, may differ significantly from U.S. bankruptcy law and the Fund’s rights with respect to a loan governed by the laws of a foreign jurisdiction may be more limited. Sovereign entities may be unable or unwilling to meet their obligations under a loan due to budgetary limitations or economic or political changes within the country.
Loans may be originated by a lending agent, such as a financial institution or other entity, on behalf of a group or “syndicate” of loan investors (the “Loan Investors”). In such a case, the agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the agent and the other Loan Investors to pursue appropriate remedies against the borrower.
Although the overall size and number of participants in the market for many loans has grown over the past decade, such loans continue to trade in a private, unregulated inter-dealer or inter-bank secondary market and the amount of available public information about loans may be less extensive than that available for registered or exchange listed securities. With limited exceptions, the investment adviser will take steps intended to insure that it does not receive material nonpublic information about the issuers of loans that also issue publicly traded securities. Therefore, the investment adviser may have less information than other investors about certain of the loans in which it seeks to invest. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may (i) impede the Fund’s ability to buy or sell loans, (ii) negatively impact the transaction price, (iii) impact the counterparty and/or credit risks borne by the Fund, (iv) impede the Fund’s ability to timely vote or otherwise act with respect to loans, (v) expose the Fund to adverse tax or regulatory consequences and/or (vi) result in delayed settlement of loan transactions. It may take longer than seven days for a transaction in loans to settle, which may impact the
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Fund’s process for meeting redemptions. See “Liquidity Risk.” This is partly due to the nature or manner in which loans trade and the contractual restrictions noted above, which require a written assignment agreement and various ancillary documents for each transfer, and frequently require discretionary consents from both the borrower and the administrative agent. In light of the foregoing, the Fund may hold cash, sell investments or temporarily borrow to meet its cash needs, including satisfying redemption requests.
Assignments of loans through private negotiations may cause the purchaser of an assignment to have different and more limited rights than those held by the assigning investor. In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement. In the event the borrower defaults, the Fund may not directly benefit from the collateral supporting the loan (if any) in which it has purchased the participation interest. As a result, the Fund may assume the credit risk of both the borrower and the financial institution issuing the participation interest.
No active trading market may exist for certain loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a loan and which may make it difficult to value the loan. To the extent that a secondary market does exist for certain loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition to the risks generally associated with debt instruments, such as credit, market, interest rate and liquidity risks, loans are also subject to the risk that the value of any collateral securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate. The specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value. The Fund’s access to collateral may be limited by bankruptcy, other insolvency laws or by the type of loan the Fund has purchased. For example, if the Fund purchases a participation instead of an assignment, it would not have direct access to collateral of the borrower. As a result, a floating-rate loan may not be fully collateralized and can decline significantly in value. Additionally, collateral on loan instruments may not be readily liquidated, and there is no assurance that the liquidation of such assets will satisfy a borrower’s obligations under the investment.
Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate a loan to presently existing or future indebtedness of the borrower, or take other action detrimental to the holders of a loan including, in certain circumstances, invalidating a loan or causing interest previously paid to be refunded to the borrower. Any such actions by a court could negatively affect the Fund’s performance. Loans that are secured and senior to other debtholders of a borrower tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations. Due to their lower place in the borrower’s capital structure and, in some cases, their unsecured status, junior loans involve a higher degree of overall risk than senior loans of the same borrower.
Investing in loans involves the risk of default by the borrower or other party obligated to repay the loan. In the event of insolvency of the borrower or other obligated party, the Fund may be treated as a general creditor of such entity unless it has rights that are senior to that of other creditors or secured by specific collateral or assets of the borrower. Fixed rate loans are also subject to the risk that their value will decline in a rising interest rate environment. This risk is mitigated for floating-rate loans, where the interest rate payable on the loan resets periodically by reference to a base lending rate.
U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. The typical practice of a lender in relying exclusively or primarily on reports from the borrower may involve the risk of fraud, misrepresentation, or market manipulation by the borrower. It is unclear whether U.S. federal securities law protections are available to an investment in a loan. In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. However, contractual provisions in the loan documents may offer some protections, and lenders may also avail themselves of common-law fraud protections under applicable state law.
Restricted Securities. Securities held by the Fund may be legally restricted as to resale (such as those issued in private placements), including commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act, securities eligible for resale pursuant to Rule 144A thereunder, and securities of  U.S. and non-U.S. issuers initially offered and sold outside the United States pursuant to Regulation S thereunder. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may incur additional expense when disposing of restricted securities, including all or a portion of the cost to register the securities. The Fund also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions. In addition, if the investment adviser and/or sub-adviser, if applicable, receives non-public information about the issuer, the Fund may as a result be unable to sell the securities.
Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale. It may be difficult to sell restricted securities at a price representing fair value until such time as the securities may be sold publicly. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the investment adviser and/or sub-adviser, if applicable, believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Holdings of restricted securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them. Restricted securities may involve a high degree of business and financial risk, which may result in substantial losses.
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Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate. Certain countries and regulatory bodies may use negative interest rates as a monetary policy tool to encourage economic growth during periods of deflation. In a negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments.
Leverage Risk. Certain Fund transactions may give rise to leverage. Leverage can result from a non-cash exposure to an asset, index, rate, or underlying reference instrument.  Leverage can increase both the risk and return potential of the Fund. The use of leverage may cause the Fund to maintain liquid assets or liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Leverage may cause the Fund’s net asset value to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.
If the income from the securities purchased with funds received from leverage is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to the Fund’s shareholders as dividends and other distributions will be reduced. In the latter case, the investment adviser in its best judgment may nevertheless determine to maintain the Fund’s leveraged position if it deems such action to be appropriate.
Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular investments or close derivative positions at an advantageous market price. Trading opportunities are also more limited for securities and other instruments that are not widely held or are traded in less developed markets. These factors may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. It also may be more difficult to value less liquid investments. These effects may be exacerbated during times of financial or political stress. Increased Fund redemption activity also may increase liquidity risk due to the need of the Fund to sell portfolio investments and may negatively impact Fund performance.
The Fund will not acquire any illiquid investment if, immediately after the acquisition, the Fund will have invested more than 15% of its net assets in illiquid investments. Illiquid investments mean any investments that the Fund’s investment adviser and/or sub-adviser, as applicable, reasonably expect cannot be sold or disposed of in seven calendar days or less under then-current market conditions without the sale or disposition significantly changing the market value of the investment.
Repurchase Agreements. A  repurchase agreement is the purchase by the Fund of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. Repurchase agreements maturing in more than seven days that the investment adviser believes may not be terminated within seven days at approximately the amount at which the Fund has valued the agreements are considered illiquid securities. When a repurchase agreement is entered into, the Fund typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered into to settle a short sale, the value of the securities delivered to the Fund will be at least equal to the  repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into to settle a short sale may provide that the cash purchase price paid by the Fund is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty.
In the event of the insolvency of the  counterparty to a repurchase agreement, recovery of the repurchase price owed to the Fund may be delayed. In a repurchase agreement, such an insolvency may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount equal to the repurchase price. Repurchase agreements may create leverage in the Fund.
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Borrowing. The Fund is permitted to borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions). Any borrowings by the Fund are subject to the requirements of the 1940 Act. Borrowings are also subject to the terms of any credit agreement between the Fund  and lender(s). Fund borrowings may be equal to as much as 33 1/3% of the value of the  Fund’s total assets (including such borrowings) less the Fund’s liabilities (other than borrowings). The Fund will not purchase additional investments while outstanding borrowings exceed 5% of the value of its total assets.
In addition, the Fund will be required to maintain a specified level of asset coverage with respect to all borrowings and may be required to sell some of its holdings to reduce debt and restore coverage at times when it may not be advantageous to do so. The rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Fund under a credit facility are senior to the rights of holders of shares with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lenders may have the right to cause a liquidation of the collateral (i.e., sell Fund assets) and, if any such default is not cured, the lenders may be able to control the liquidation as well.
Securities Lending. The Fund may lend its portfolio securities to broker-dealers and other institutional borrowers. During the existence of a loan, the Fund will continue to receive the equivalent of the interest paid by the issuer on the securities loaned, or all or a portion of the interest on investment of the collateral, if any. The Fund may pay lending fees to such borrowers. Loans will only be made to firms that have been approved by the investment adviser, and the investment adviser or the securities lending agent will periodically monitor the financial condition of such firms while such loans are outstanding. Securities loans will only be made when the investment adviser believes that the expected returns, net of expenses, justify the attendant risks. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The Fund may engage in securities lending to generate income. Upon return of the loaned securities, the Fund would be required to return the related collateral to the borrower and may be required to liquidate portfolio securities in order to do so. The Fund may lend up to one-third of the value of its total assets or such other amount as may be permitted by law.
As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. To the extent that the portfolio securities acquired with such collateral have decreased in value, it may result in the Fund realizing a loss at a time when it would not otherwise do so. As such, securities lending may introduce leverage into the Fund. The Fund also may incur losses if the returns on securities that it acquires with cash collateral are less than the applicable rebate rates paid to borrowers and related administrative costs.
Cash and Money Market Instruments; Temporary Defensive Positions. The Fund may invest in cash or money market instruments, including high quality short-term instruments or an  affiliated investment  company that invests in such instruments. During unusual market conditions, including for temporary defensive purposes, the Fund may invest up to 100% of its assets in cash or money market instruments, which may be inconsistent with its investment objective(s) and other policies, and as such, the Fund may not achieve its investment objective(s) during this period.
Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a  counterparty.
Cybersecurity Risk. With the increased use of technologies by Fund service providers to conduct business, such as the Internet, the Fund is susceptible to operational, information security and related risks. The Fund relies on communications technology, systems, and networks to engage with clients, employees, accounts, shareholders, and service providers, and a cyber incident may inhibit the Fund’s ability to use these technologies. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites. A denial-of-service attack is an effort to make network services unavailable to intended users, which could cause shareholders to lose access to their electronic accounts, potentially indefinitely. Employees and service providers also may not be able to access electronic systems to perform critical duties for the Fund, such as trading and NAV calculation, during a denial-of-service attack. There is also the possibility for systems failures due to malfunctions, user error and misconduct by employees and agents, natural disasters, or other foreseeable and unforeseeable events.
Because technology is consistently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber attack. Similar types of  cybersecurity risks also are present for issuers of securities in which the Fund invests, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber attacks, technological disruptions, malfunctions or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Fund from, among other things,
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Eaton Vance Strategy Funds   |    Details of the Funds
Details of the Funds (Con’t)
buying or selling the Fund or accurately pricing its securities. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber incidents consistently. In addition to deliberate cyber attacks, unintentional cyber incidents can occur, such as the inadvertent release of confidential information by the Fund or its service providers.
The Fund uses third party service providers who are also heavily dependent on computers and technology for their operations.  Cybersecurity failures by or breaches of the Fund’s investment adviser or administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, may disrupt and otherwise adversely affect their business operations. This may result in financial losses to the Fund, impede Fund trading, interfere with the Fund’s ability to calculate its NAV, limit a shareholder’s ability to purchase or redeem shares of the Fund or cause violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, litigation costs, or additional compliance costs. While many of the Fund’s service providers have established business continuity plans and risk management systems intended to identify and mitigate cyber attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. The Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.
Converting to Hub and Spoke Structure. The Fund  may invest all of its assets in an open-end management investment company (“Portfolio”) with substantially the same investment objective, policies and restrictions as the Fund. Any such Portfolio would be advised by the Fund’s investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. The Fund may initiate investments in a Portfolio at any time without shareholder approval.
Large Transactions Risk. The Fund may experience adverse effects when large shareholders, or a number of shareholders collectively purchase or redeem large amounts of shares of the Fund (“large shareholder transactions”). Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large shareholder transactions may also result in taxable income and/or gains for the Fund, which may increase taxable distributions to shareholders, and may also increase transaction costs. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged investment plans. To the extent that such transactions result in short-term capital gains, such gains when distributed by the Fund will generally be taxed at the ordinary income tax rate for individual shareholders who hold Fund shares in a taxable account. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. A number of circumstances may cause the Fund to experience large redemptions, including, but not limited to, the occurrence of significant events affecting investor demand for securities or asset classes in which the Fund invests; changes in the eligibility criteria for the Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time.
Geopolitical Risk. The increasing interconnectivity between global economies and markets increases the likelihood that events or conditions in one country, region, sector, industry or market or, with respect to one company, may adversely impact issuers in a different country, region, sector, industry or market. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact the Fund’s investments. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord, war, banking or debt crises and downgrades, among others, may result in market volatility and may have short and/or long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).
Such global events may negatively impact broad segments of businesses and populations, cause a significant negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price, and/or exacerbate pre-existing political, social and economic risks to the Fund. The Fund’s operations may be interrupted and any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.
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Eaton Vance Strategy Funds   |  Details of the Funds
Details of the Funds  (Con’t)
Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing, which may impact such economies and markets in ways that cannot be foreseen at this time.
The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which each  Fund invests.
Some countries, including the United States, have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between the United Kingdom and the European Union, and the risks associated with trade negotiations between the United States and China, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, the current strength of the U.S. dollar may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.
Regulators in the United States have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to each  Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit each  Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of each  Fund and its investments or operations could be negatively impacted.
There is widespread concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change may negatively impact certain issuers and/or industries.
General. The Equity Strategy Fund’s 80% Policy will not be changed unless shareholders are given at least 60 days’ advance written notice of the change. Unless otherwise stated, the Fund’s investment objective and certain  other policies may be changed without shareholder approval. Shareholders will receive 60 days’ advance written notice of any material change in the investment objective. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the SAI. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.
The Fund’s annual operating expenses are expressed as a percentage of the Fund’s average daily net assets and may change as Fund assets increase and decrease over time. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations or to widely accepted market conventions or standards could have an adverse effect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy. With the increased use of technologies by Fund service providers, such as the Internet, to conduct business, the Fund is susceptible to operational, information security and related risks. See “Additional Information about Investment Strategies and Risks” in the Fund’s SAI. In addition, it is expected that confidential or material non-public information regarding an investment or potential investment opportunity may become available to the investment adviser. If such information becomes available, the investment adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity and the investment adviser may be restricted in its ability to cause the Fund to buy or sell securities of an issuer for substantial periods of time when the Fund otherwise could realize profit or avoid loss. This may adversely affect the Fund’s flexibility with respect to buying or selling securities and may impair the Fund’s liquidity.
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Eaton Vance Strategy Funds   |    Details of the Funds
Details of the Funds (Con’t)
Management and Organization
Management
Each Fund’s investment adviser is Eaton Vance Management (“Eaton Vance”). Eaton Vance is an indirect, wholly owned subsidiary of Morgan Stanley. Eaton Vance, a registered investment adviser, has offices at One Post Office Square, Boston, MA 02109. Eaton Vance and its predecessor organizations have been managing assets since 1924 and managing mutual funds since 1931.
Morgan Stanley (NYSE: MS), whose principal offices are at 1585 Broadway, New York, New York 10036, is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of September 30, 2025, Morgan Stanley’s asset management operations had aggregate assets under management or supervision of approximately $1.8 trillion.
Each Fund’s Form N-CSR filing covering the fiscal period ended August 31 provides information regarding the basis for the Trustees’ approval of each Fund’s investment advisory and administrative agreement.
Eaton Vance All Asset Strategy Fund. Eaton Vance manages the investments of the Fund and provides administrative services and related office facilities. Effective August 18, 2025, under its investment advisory and administrative agreement, Eaton Vance receives a monthly fee as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)
up to $500 million	0.750%
$500 million but less than $1 billion	0.700%
$1 billion but less than $2.5 billion	0.675%
$2.5 billion but less than $5 billion	0.650%
$5 billion and over	0.630%
For the fiscal year ended August 31, 2025, the effective annual rate of the advisory fee paid to Eaton Vance, based on average daily net assets of the Eaton Vance All Asset Strategy Fund, was 0.85%.
Jim Caron and Schuyler Hooper, CFA, serve as portfolio managers of the Fund. Mr. Caron and Mr. Hooper have managed the Fund since August 18, 2025. Mr. Caron is a Managing Director of Morgan Stanley and has been an employee of the Morgan Stanley organization for more than five years. Mr. Hooper is an Executive Director of Morgan Stanley and Vice President of Eaton Vance and has been an employee of the Morgan Stanley organization for more than five years.
Eaton Vance Equity Strategy Fund. Eaton Vance manages the investments of the Fund and provides administrative services and related office facilities. Effective August 18, 2025, under its investment advisory and administrative agreement, Eaton Vance receives a monthly fee as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)
Up to $500 million	0.750%
$500 million but less than $1 billion	0.700%
$1 billion but less than $2.5 billion	0.675%
$2.5 billion but less than $5 billion	0.650%
$5 billion and over	0.630%
For the fiscal year ended August 31, 2025, the effective annual rate of the advisory fee paid to Eaton Vance, based on average daily net assets of the Eaton Vance Equity Strategy Fund, was 0.83%.
Jim Caron and Schuyler Hooper, CFA serve as portfolio managers of the Fund. Mr. Caron and Mr. Hooper have managed the Fund since August 18, 2025. For more information on Messrs. Caron and Hooper, please see above.
The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.
Eaton Vance provides sub-transfer agency and related services to Eaton Vance  mutual funds pursuant to a Sub-Transfer Agency Support Services Agreement. For its services under the agreement, Eaton Vance receives an aggregate fee from such funds equal to its actual expenses incurred in performing such services.
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Eaton Vance Strategy Funds   |  Details of the Funds
Details of the Funds  (Con’t)
Organization
Each Fund is a series of Eaton Vance Growth Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in a Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing Trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).
Because the Funds use this combined Prospectus, a Fund could be held liable for a misstatement or omission made about another Fund.
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Eaton Vance Strategy Funds | Shareholder Information
Shareholder Information
Valuing Shares
You may buy or sell (redeem) shares of each  Fund at the NAV next determined for the class after receipt of your order in good order, plus any applicable sales charge. Each  Fund’s NAV is determined as of the close of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (typically Monday through Friday) (the “Pricing Time”). Each  Fund is closed for business and will not issue a NAV on the following business holidays and any other business day that the NYSE is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On holidays or other days when the NYSE is closed, the NAV is generally not calculated and a  Fund generally does not transact purchase or redemption requests. However, on those days, the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open. In addition, trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when a  Fund does not price its interests or transact purchase or redemption requests.
If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, a  Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its  NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as its investment adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the investment adviser’s opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the investment adviser in accordance with applicable fair value pricing policies and in accordance with applicable law. A Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. To the extent, if any, that a Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your shares. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order by the close of regular trading on the NYSE in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).
The Board has adopted procedures for valuing investments (the “Procedures”)and has delegated to the investment adviser, as valuation designee, the daily valuation of such investments. Pursuant to the Procedures, securities and other investments held by a  Fund for which market quotations are readily available are generally valued at market value. Exchange-listed investments (including certain derivatives) are normally valued at last sale or closing prices. Exchange-traded options are valued at the mean of the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options, or by the relevant exchange or board of trade for non-U.S. listed options. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Most loans and other debt obligations are valued using prices supplied by one or more pricing services.
Pursuant to the Procedures, if market quotations are not readily available (or otherwise not reliable) for a particular investment, the fair value of the investment will be determined by the investment adviser, as valuation designee. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a  Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. As such, a Fund will use fair value pricing if, for example, market prices or a pricing service’s prices (as applicable) are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before portfolio assets are valued that cause or are likely to cause a market quotation to be unavailable or unreliable, such as corporate actions, regulatory news, or natural disasters or governmental actions that may affect investments in a particular sector, country or region. In addition, for foreign equity securities and total return swaps and futures contracts on foreign indices that meet certain criteria, the Board has approved the use of a fair value service that values such investments to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other investments that have a strong correlation to the fair valued investments.  An investment that is fair valued may be valued at a price higher or lower than (i) actual market quotations, (ii) the value determined by other funds using their own fair valuation procedures, or (iii) the price at which the investment could have been sold during the period in which fair valuation was used with respect to such investment to calculate a  Fund’s NAV. Because foreign investments held by a Fund, if any, may trade on days when Fund shares are not priced, the value of such investments, and thus the net asset value of a Fund’s shares, can change on days when Fund shares cannot be redeemed or purchased. Eaton Vance  has established a Valuation Committee that oversees the valuation of investments.
Purchasing Shares
Set forth below is information about the manner in which each Fund offers shares. A financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in this Prospectus. All variations described in Appendix A are applied by, and the responsibility of, the identified financial intermediary. Sales charge variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund
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Eaton Vance Strategy Funds   |  Shareholder Information
Shareholder Information (Con’t)
shares through an intermediary identified on Appendix A should read the terms and conditions of Appendix A carefully. See also “Shareholder Account Features – ‘Street Name’ Accounts.” For the variations applicable to shares offered through certain financial intermediaries, please see Appendix A  – Financial Intermediary Sales Charge Variations. A variation that is specific to a particular financial intermediary is not applicable to shares held directly with a Fund or through another intermediary.
You may purchase shares through your financial intermediary or by mailing an account application form to the transfer agent (see back cover for address). Purchase orders will be executed at the net asset value (plus any applicable sales charge)  next determined after their receipt in proper form (meaning that the order is complete and contains all necessary information) by a  Fund’s transfer agent. A  Fund’s transfer agent or your financial intermediary must receive your purchase in proper form no later than the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) for your purchase to be effected at that day’s net asset value. If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you.
Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The U.S. registered funds sponsored by the Eaton Vance organization (the “Eaton Vance funds”)  generally do not accept investments from residents of the European Union, the United Kingdom or Switzerland. The Eaton Vance funds also do not accept investments from other non-U.S. residents, provided that a fund may accept investments from certain non-U.S. investors at the discretion of the principal underwriter. The Funds do not  issue share certificates.
As used throughout this Prospectus, the term “employer sponsored retirement plan” includes the following: an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Code (such as a 401(k) plan, money purchase pension, profit sharing and defined benefit plan); ERISA covered 403(b) plan; Taft-Hartley multi-employer plan; and non-qualified deferred compensation arrangements that operate in a similar manner to a qualified retirement plan (including 457 plans and executive deferred compensation arrangements). Individual Retirement Accounts (“IRAs”) are not employer sponsored retirement plans for purposes of this definition.
Class A and Class C Shares
Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment. Each Fund no longer accepts direct purchases of Class C shares by accounts for which no broker-dealer or other financial intermediary is specified. Any direct purchase received by a Fund’s transfer agent for Class C shares for such accounts will automatically be invested in Class A shares.
The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including employer sponsored retirement plans and proprietary fee-based programs sponsored by financial intermediaries) and for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers  (as described in the SAI). The Class A minimum initial investment amount is waived for permitted exchanges of shares of a registered closed-end fund operated as an “interval fund” that continuously offers its shares at NAV and that is advised or sponsored by Eaton Vance or its affiliates. The investment adviser, in its sole discretion, may waive a minimum initial investment amount in certain cases.
Class I Shares
Your initial investment must be at least $1,000,000, except as noted below. Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and employer sponsored retirement plans. Class I shares may also be available through brokerage platforms of broker-dealer firms that have agreements with a Fund’s principal underwriter to offer Class I shares solely when acting as an agent for the investor. An investor acquiring Class I shares through such platforms may be required to pay a commission and/or other forms of compensation to the broker. Each Fund offers other share classes that have different fees and expenses.  Class I shares also are offered to investment and institutional clients of Eaton Vance  and its affiliates and certain persons affiliated with Eaton Vance. The investment adviser, in its sole discretion, may waive eligibility requirements in certain cases.
The Class I minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates, and the  ReFlow Liquidity Program  (as described in the SAI).    The minimum initial investment also is waived for: (i) permitted exchanges, including exchanges of shares of a registered closed-end fund operated as an “interval fund” that continuously offers its shares at NAV and that is advised or sponsored by Eaton Vance or its affiliates;  (ii) employer sponsored retirement plans; (iii) corporations, endowments and foundations with assets of at least $100 million; (iv) Class I shares purchased through the brokerage platforms described above; and (v) accounts of clients of financial intermediaries who (a) charge an ongoing fee for advisory, investment, consulting or similar services, or (b) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform (in each case, as described above). The investment adviser, in its sole discretion, may waive a minimum initial investment amount in certain cases.
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Eaton Vance Strategy Funds   |    Shareholder Information
Shareholder Information (Con’t)
Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone Eaton Vance Shareholder Services at 1-800-262-1122  to be assigned an account number. You may request an account application by calling 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time). Shareholder Services must be advised by telephone of each additional investment by wire.
Subsequent Investments
Subsequent investments of any amount may be made at any time, including through automatic investment each month or quarter from your bank account. You may make automatic investments of $50 or more each month or each quarter from your bank account provided such investments equal a minimum of $200 per year. You can establish bank automated investing on the account application or by providing written instructions to the Fund’s transfer agent. Please call 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time)  for further information.
You also may make additional investments by accessing your account via the Eaton Vance website at www.eatonvance.com. The trade date of purchases made through the Internet from a pre-designated bank account will be the day the purchase is requested through the  Eaton Vance website (provided the request is on a business day and submitted no later than the close of regular trading on the NYSE). For more information about purchasing shares through the Internet, please call 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time).
Inactive Accounts and Risk of Escheatment
In accordance with state “unclaimed property” laws, your Fund shares may legally be considered abandoned and required to be transferred to the relevant state (also known as “escheatment”) under various circumstances. These circumstances, which vary by state, can include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder  is returned by the post office as undeliverable), uncashed checks or a combination of these. An incorrect address may cause a shareholder’s  account statements and other mailings to be returned to the Fund or your financial intermediary. Since states’ statutory requirements regarding inactivity differ, it is important to regularly contact your financial intermediary or the Fund’s transfer agent. The process described above, and the application of state escheatment laws, may vary by state and/or depending on how shareholders hold their shares in the Fund. Escheatment with respect to a retirement account is subject to a 10% federal withholding on the account.
It is your responsibility to ensure that you maintain a valid mailing address for your account, keep your account active by contacting your financial intermediary or the Fund’s transfer agent (e.g., by mail or telephone), and promptly cash all checks for dividends, capital gains and redemptions. Neither the Fund nor the investment adviser(s) will be liable to shareholders  or their representatives for good faith compliance with escheatment laws.
For more information, please see https://www.eatonvance.com/mutual-funds-and-unclaimed-property.php or please contact us at 1-800-262-1122.
Restrictions on Excessive Trading and Market Timing
The  Funds are  not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales (including exchanges, if permitted) of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).
A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or illiquid, is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the  Funds.
The Boards of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects (the “Policy”). Under the Policy, the Board has delegated to Eaton Vance, acting in its capacity as the Fund’s sub-transfer agent, the responsibility to reject or cancel a purchase order, suspend or terminate an exchange privilege or terminate the ability of a shareholder to invest in the Eaton Vance funds if Eaton Vance determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to a Fund.
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Eaton Vance Strategy Funds   |  Shareholder Information
Shareholder Information (Con’t)
Pursuant to the Policy, two “round-trips” completed by a Fund shareholder within 90 days through one or more accounts (the “Limitation”) generally will be deemed to be indicative of market timing or trading excessively in fund shares. A “round trip” is defined as a purchase or exchange into a fund followed or preceded by a redemption or exchange out of the fund. Purchases and redemptions subject to the Limitation include those made by exchanging to or from another fund. Eaton Vance will evaluate transactions in Fund shares that violate the Limitation to determine whether they are likely to be detrimental to the Fund. In making such a determination, Eaton Vance may consider various factors, such as the amount, frequency and nature of trading activity. If such a determination is made,  a Fund shareholder may be subject to restrictions on trading Fund shares, as described above. Eaton Vance uses reasonable efforts to detect market timing and excessive trading activity that is likely to be detrimental to a Fund, but it cannot ensure that it will be able to identify all such cases. Eaton Vance may also reject or cancel any purchase order (including an exchange) from a shareholder or group of shareholders for any other reason. In applying the Policy, and in particular when determining whether a transaction is likely to be detrimental to a Fund, Eaton Vance will be required to make judgments that are inherently subjective and will depend on the specific facts and circumstances. Such determinations will be made in a manner believed to be in the best interest of a  Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.
The following fund share transactions generally are exempt from the Policy because they generally do not raise market timing or excessive trading concerns:

•
transactions (i) made pursuant to a Fund’s systematic purchase, exchange or redemption plan, (ii) made as the result of automatic reinvestment of dividends or distributions, or (iii) initiated by a  Fund (e.g., for transactions due to a failure to meet applicable account minimums);

•
transactions made by participants in employer sponsored retirement plans involving (i) participant payroll or employer contributions or loan repayments, (ii) redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or (iii) rollovers;

•	transactions in shares of Eaton Vance Short Duration Government Income Fund; or

•
investments in a fund by ReFlow in connection with the ReFlow liquidity program (if applicable to a  Fund, the ReFlow liquidity program is described under “Investment Objectives & Principal Policies and Risks” above).

The following Fund share transactions generally are exempt from the Limitation; however, these transactions are subject to monitoring by Eaton Vance and may be subject to restrictions if deemed likely to be detrimental to  a Fund:

•	transactions made by model-based discretionary advisory accounts; or

•	transactions made by funds that invest in a Fund as part of an asset reallocation in accordance with their investment policies or in response to Fund inflows and outflows.

It may be difficult for Eaton Vance to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. Eaton Vance has provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Policy to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to  a  Fund. Eaton Vance may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than the Policy. Although Eaton Vance reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, Eaton Vance typically will not request or receive individual account data unless suspicious trading activity is identified. Eaton Vance generally relies on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own policies or the Policy. Eaton Vance cannot ensure that these financial intermediaries will in all cases apply the Policy or their own policies, as the case may be, to accounts under their control.
Choosing a Share Class
Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and privileges, and will likely have different share prices due to differences in class expenses. A share class also may be subject to a sales charge. In choosing the class of shares that suits your investment needs, you should consider:

•	how long you expect to own your shares;

•	how much you intend to invest; and

•	the total operating expenses associated with owning each class.

Each investor’s considerations are different. You should speak with your financial intermediary to help you decide which class of shares to purchase. Set forth below is a brief description of each class of shares offered by the Funds.
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Eaton Vance Strategy Funds   |    Shareholder Information
Shareholder Information (Con’t)

Class A shares are offered at net asset value plus a front-end sales charge of up to 5.25%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of  $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay distribution and service fees equal to 0.25% annually of average daily net assets.

Class C shares are offered through financial intermediaries at net asset value with no front-end sales charge. If you sell your Class C shares within 12 months of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the CDSC for Class C may be waived (such as certain redemptions from employer sponsored retirement plans). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution and service fees equal to 1.00%  annually of average daily net assets. Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate market value of all Eaton Vance  fund shares held within the purchasing shareholder’s account(s)) is $1 million or more. Investors considering cumulative purchases of $1 million or more  should consider whether another Class of shares would be more appropriate and consult their financial intermediary. Each  Fund no longer accepts direct purchases of Class C shares by accounts for which no broker-dealer or other financial intermediary is specified. Any direct purchase received by a  Fund’s transfer agent for Class C shares for such accounts will automatically be invested in Class A  shares. In addition, Class C shares held in an account for which no financial intermediary is specified and which are not subject to a CDSC will periodically be converted to Class A  shares.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and employer sponsored retirement plans. Class I shares may also be available through brokerage platforms of broker-dealer firms that have agreements with the Fund’s principal underwriter to offer Class I shares solely when acting as an agent for the investor. An investor acquiring Class I shares through such platforms may be required to pay a commission and/or other forms of compensation to the broker. Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates, and certain persons affiliated with Eaton Vance (including employees, officers and directors of Eaton Vance’s affiliates).  Class I shares do not pay distribution or service fees.

Payments to Financial Intermediaries
In addition to payments disclosed under “Sales Charges” below, the  principal underwriter, out of its own resources, may make cash payments to certain financial intermediaries (which may include affiliates of the principal underwriter and investment adviser) who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary. Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance  funds. The principal underwriter may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.
Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting,  recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this Prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.
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Eaton Vance Strategy Funds   |  Shareholder Information
Shareholder Information (Con’t)
Sales Charges
Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

Amount of Purchase	Sales Charge* as a Percentage of Offering Price	Sales Charge* as a Percentage of Net Amount Invested	Dealer Commission as a Percentage of Offering Price
Less than $50,000	5.25%	5.54%	4.75%
$50,000 but less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.50%
$1,000,000 or more	0.00**	0.00**	TIERED**
*	Because the offering price per share, which includes the front-end sales charge, is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
**	No sales charge is payable at the time of purchase on investments of $1 million or more. The principal underwriter will pay a commission to financial intermediaries on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $4 million; plus 0.50% on amounts of $4 million but less than $15 million; plus 0.25% on amounts of $15 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.
Reducing or Eliminating Class A Sales Charges
Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your financial intermediary or  a  Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your financial intermediary or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.
Right of Accumulation
Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total is $50,000 or more. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including employer sponsored retirement plans and IRAs) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).
Statement of Intention
Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a  Fund to sell) the full amount indicated in the statement. If during the 13-month period you redeem any of the shares that you purchased pursuant to the statement of intention, the value of the redeemed shares will not be included for purposes of satisfying your statement of intention. For additional information about statements of intention, see “Sales Charges” in the SAI.
Class A shares are offered at net asset value (without a sales charge) to accounts of clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform, or self-directed brokerage accounts that may or may not charge transaction fees to customers; or (iii) employer sponsored retirement plans. Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; direct purchases of shares by accounts where no financial intermediary is specified; and to certain fund service providers as described in the SAI. Class A shares are also offered at net asset value to shareholders who make a permitted direct transfer or roll-over to an Eaton Vance  prototype IRA from an employer-sponsored retirement plan previously invested in Eaton Vance funds (applicable only to the portion previously invested in Eaton Vance  funds), provided that sufficient documentation is provided to the transfer agent of such transfer or roll-over at the time of the account opening. Class A shares may also be purchased at net asset value pursuant to the
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Eaton Vance Strategy Funds   |    Shareholder Information
Shareholder Information (Con’t)
exchange privilege and when distributions are reinvested. A financial intermediary may not, in accordance with its policies and procedures, offer one or more of the waiver categories described above and shareholders should consult their financial intermediary for more information. The Fund may eliminate, modify or add to the terms of these sales charge waivers at any time without providing notice to shareholders.
Contingent Deferred Sales Charge
Class A and Class C shares are  subject to a CDSC on certain redemptions. The CDSC generally is paid to the principal underwriter. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 12 months of purchase.  Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. CDSCs are based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.
The sales commission payable to financial intermediaries in connection with sales of Class C  shares is described under “Distribution and Service Fees” below.
CDSC Waivers
CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and in connection with certain redemptions from employer sponsored retirement plans or IRAs to satisfy required minimum distributions or to return excess contributions made to IRAs, if applicable. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required). The CDSC on Class A and Class C shares  will be waived in connection with sales of Class A and Class C shares  for which no commission or transaction fee was paid by the Distributor or Financial Intermediary at the time of purchase of such shares.
Conversion Feature
Effective November 5, 2020 (the “Effective Date”), Class C shares of a Fund will convert automatically to Class A  shares of the Fund during the month following the eight year anniversary of the purchase of such Class  C shares. If a financial intermediary that maintains a Class C shareholder’s account has not tracked the holding period for Class C shares, Class C shares held as of the Effective Date will automatically convert to Class A shares eight years after the Effective Date. In addition, Class C shares held in an account with each Fund’s transfer agent for which no financial intermediary is specified and that are not subject to a CDSC will be converted to Class A shares of the Fund periodically.
In some circumstances, the Board may determine to cease to offer and subsequently close an existing class of Fund shares. In such circumstances, the Fund may automatically convert the shares for such class into another share class, subject to prior notice to shareholders of the impacted class. Any such conversion will occur at the respective net asset value of each class as of the conversion date without the imposition of any fee or other charges by the Fund.
Distribution and Service Fees
Class A and Class C shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares and service fees for personal and/or shareholder account services (so-called “12b-1 fees”). Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter generally compensates financial intermediaries on sales of Class C shares (except exchange transactions and reinvestments) in an amount equal to 1.00% of the purchase price of the shares. After the first year, such financial intermediaries also receive 0.75%  of the value of outstanding Class C shares sold by such financial intermediaries in annual distribution fees. With respect to purchases of Class C shares by certain employer sponsored retirement plans, the principal underwriter does not compensate the financial intermediary at the time of sale. In such cases, the financial intermediary receives 0.75%  of the value of outstanding Class C shares sold by such financial intermediary in annual distribution fees immediately after the sale. Class C shares also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.25%  of average daily net assets annually. After the sale of Class A shares, the principal underwriter receives the Class A distribution and service fees and generally the financial intermediary receives such fees immediately after the sale. After the sale of Class C shares, the principal underwriter generally receives the Class C service fees for one year, thereafter financial intermediaries generally receive such fees.  With respect to purchases of Class C shares by certain employer sponsored retirement plans, the financial intermediary receives the above described service fees from the principal underwriter immediately after the sale. Such amounts are generally paid to financial intermediaries by the principal underwriter based on the value of shares sold by such financial intermediaries for shareholder servicing performed by such intermediaries. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority, Inc.
More information about Fund sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the SAI. Please consult the Eaton Vance website for any updates to Fund sales charge information before making a purchase of Fund shares. Please consult your financial intermediary with respect to any sales charge variations listed on Appendix A.
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Eaton Vance Strategy Funds   |  Shareholder Information
Shareholder Information (Con’t)
Redeeming Shares
You can redeem shares in any of the following ways:

By Mail
Send your request to the transfer agent (see back cover for address). The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a Medallion signature guarantee may be required. Circumstances that may require a Medallion signature guarantee include, but are not limited to, requests to distribute redemption proceeds to a party other than the registered account owner(s); requests to mail redemption proceeds to an address other than the address of record; requests to distribute proceeds to a bank account not on file; requests to re-issue uncashed checks representing redemption proceeds; or transaction requests from an account beneficiary when an account owner is deceased. You can obtain a Medallion signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only Medallion signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone
Certain shareholders can redeem by calling 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time). Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

By Internet
Certain shareholders can redeem by logging on to the Eaton Vance website at www.eatonvance.com. Proceeds of internet redemptions are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

For Additional Information	Please call 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time).
Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.
A redemption may be requested by sending a Medallion signature guaranteed letter of instruction to the transfer agent (see back cover for address) or, for telephone redemptions as described above, by calling 1-800-262-1122. Certain redemption requests, including those involving shares held by certain corporations, trusts or certain other entities and shares that are subject to certain fiduciary arrangements, may require additional documentation and may be redeemed only by mail. The Funds’  transfer agent or your financial intermediary must receive your redemption in proper form (meaning that it is complete and contains all necessary information) no later than the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) for your redemption to be effected at that day’s net asset value.  Redemption proceeds are reduced by the amount of  any applicable CDSC and any  federal income and state tax required to be withheld.
Redemption proceeds typically are paid to the redeeming shareholder in cash up to two business days after the redemption, but payment could take up to seven days, as permitted by the 1940 Act for the reasons discussed below. The actual number of days following receipt of a redemption request in which the Fund typically expects to pay redemption proceeds generally will depend on how you hold your shares with the Fund.
If your shares are held in a “street name” account with a financial intermediary (see “Shareholder Account Features – ‘Street Name’ Accounts”), your intermediary will elect through National Securities Clearing Corporation (“NSCC”) to settle redemptions either one business day or two business days after the redemption date and redemption proceeds normally will be wired to your financial intermediary on the settlement date pursuant to that election.
If your shares are held directly with the  Funds’ transfer agent, redemptions normally will be settled in one business day after the redemption date and redemption proceeds will be sent by regular mail on such date. However, if you have given proper written authorization in advance, you may request that redemption proceeds be wired on the settlement date directly to your bank account in any bank in the United States. While not currently charged by a Fund, you may be required to pay a wire transfer fee by your bank. If you request expedited mail delivery of your redemption proceeds and the Fund is able to accommodate your request, charges may apply. You may redeem all or a portion of the shares from your account on any day the Fund is open for business, provided the amount requested is not on hold or held in escrow pursuant to a statement of intention.  When you purchase by check or with ACH funds transfer, the purchase will be on hold for up to 10 days from the date of receipt. During the hold period, redemption proceeds will not be sent until the transfer agent is reasonably satisfied that the purchase payment has been collected.
Each Fund typically expects to meet redemption requests by (i) distributing any cash holdings, (ii) selling portfolio investments and/or (iii) borrowing from a bank under a line of credit. In addition to the foregoing, the Fund also may distribute securities as payment (a so-called “redemption in-kind”), in which case the redeeming shareholder may pay fees and commissions to convert the securities to cash. Unless requested by a shareholder, each Fund generally expects to limit use of redemption in-kind to stressed market conditions, but is permitted to do so in other circumstances. A shareholder who wishes to receive redemption proceeds in-kind must
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Eaton Vance Strategy Funds   |    Shareholder Information
Shareholder Information (Con’t)
notify a Fund on or before submitting the redemption request by calling 1-800-262-1122. Securities distributed in a redemption in-kind would be valued pursuant to each Fund’s valuation procedures and selected by the investment adviser. If a shareholder receives securities in a redemption in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and the value of such securities would be subject to price fluctuations until sold. There can be no assurance that each Fund will manage liquidity successfully in all market environments. As a result, a Fund may not be able to pay redemption proceeds in a timely fashion because of unusual market conditions, an unusually high volume of redemption requests or other factors. Additional information about redemptions in-kind, including the procedures for submitting such redemption requests, is contained in each  Fund’s SAI.
If your account value falls below $750, you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed at net asset value and the proceeds sent to you.
Shareholder Account Features
Distributions. You may have your Fund distributions paid in one of the following ways:

Full Reinvest Option	Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.
Partial Reinvest Option	Dividends are paid in cash* and capital gains are reinvested in additional shares.
Cash Option	Distributions are paid in cash.*
Exchange Option
Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

*	If any distribution check remains uncashed for six months, Eaton Vance reserves the right to invest the amount represented by the check in Fund shares at the then-current net asset value of a Fund and all future distributions will be reinvested. For accounts held directly with a Fund’s transfer agent for which the shareholder has elected to receive distributions via check, any distribution (dividend or capital gain) under $10.00 is automatically reinvested in additional shares regardless of your elected distribution option.
Information about the Funds. From time to time, you may receive the following:

•	Semiannual and annual reports containing other information with respect to the Funds.

•	Periodic account statements, showing recent activity and total share balance.

•	Tax information needed to prepare your income tax returns.

•	Proxy materials, in the event a shareholder vote is required.

•	Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com/edelivery.
You may be contacted via mail, telephone or by electronic means by officers of a Fund, by personnel of the investment adviser or administrator, by the Fund’s transfer agent, by broker-dealer firms, or by a professional solicitation organization in connection with a solicitation of proxies for a meeting of Fund shareholders.
The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided below and additionally in the SAI. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.
Each Fund will file information regarding its portfolio holdings with the SEC on its Form N-PORT. Each   Fund’s Form  N-CSR filings  and certain information filed on Form N-PORT may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter-end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each month end is posted to the website approximately one month after such month end. Each  Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) at least quarterly on the Eaton Vance website approximately ten business days after the period and each  Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.
Withdrawal Plan. You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.
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Eaton Vance Strategy Funds   |  Shareholder Information
Shareholder Information (Con’t)
Exchange Privilege. Each class of Fund shares may be exchanged for shares of the same Class of another Eaton Vance fund. Exchanges are made at net asset value. If your shares are subject to a CDSC (or in the case of an Eaton Vance “interval fund,” are subject to an early withdrawal charge), the CDSC or early withdrawal charge  will continue to apply to your new shares at the same CDSC rate or early withdrawal charge (as applicable). For purposes of the CDSC or early withdrawal charge (as applicable), your shares will continue to age from the date of your original purchase of Fund shares. Except as described below, any class of shares of a fund may be exchanged for any other class of shares of that fund, provided that the shares being exchanged are no longer subject to a CDSC or early withdrawal charge (in the case of an exchange from an Eaton Vance “interval fund”) and the conditions for investing in the other class of shares described in the applicable prospectus are satisfied. Class C shares are not permitted to be exchanged to Class A shares unless the CDSC has expired and the exchange is made to facilitate the shareholder’s participation in a fee-based advisory program. See also Appendix A to this Prospectus.
Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address), log on to your account at www.eatonvance.com or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares.” Ordinarily exchanges between different funds are taxable transactions for federal tax purposes, while permitted exchanges of one class for shares of another class of the same fund are not. Shareholders should consult their tax advisors regarding the applicability of federal, state, local and other taxes to transactions in Fund shares.
Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same account and in the same class of shares of the Fund you redeemed from or another Fund, provided that the reinvestment occurs within 90 days of the redemption, the privilege has not been used more than once in the prior 12 months, the redeemed shares were subject to a front-end sales charge or CDSC and that you are otherwise eligible to invest in that class. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. For requests for reinvestment sent to the Fund’s transfer agent, the request must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.
Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this Prospectus. In addition, certain transactions may be conducted through the Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded. You should verify the accuracy of your confirmation statements immediately upon receipt and notify Eaton Vance Shareholder Services  of any inaccuracies.
“Street Name” Accounts. If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all  recordkeeping, transaction processing and distribution payments. Because the Fund does not maintain an account for you, you should contact your financial intermediary to make transactions in shares, make changes in your account, or obtain account information. You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with a Fund and certain features may be subject to different requirements. If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with a Fund, you should obtain historical information about your shares prior to the transfer. If you fail to provide your full account history to your new financial intermediary following a transfer, you may be ineligible for certain features of a  Fund.
Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens an account with a Fund and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations. When you open an account, the transfer agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number. You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases. Other information or documents may be required to open accounts for corporations and other entities. Federal law prohibits a Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the financial intermediary is unable to verify the identity of a person based on information
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Eaton Vance Strategy Funds   |    Shareholder Information
Shareholder Information (Con’t)
provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined. If a  Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption. Each  Fund has also designated an anti-money laundering compliance officer.
Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time), or write to the transfer agent (see back cover for address).
Potential Conflicts of Interest
As a diversified global financial services firm, Morgan Stanley, the parent company of the investment adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of a Fund or Portfolio, as applicable (collectively, for purposes of this section, “Fund” or “Funds”). These activities could cause Morgan Stanley to have an interest that is different from, and potentially adverse to, that of the Fund, which may impede the Fund from participating in certain opportunities. Morgan Stanley advises clients and sponsors, manages or advises other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses sponsored, managed, or advised by the investment adviser or one of its investment adviser affiliates, the “Affiliated Investment Accounts”) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley, the investment adviser and/or the investment adviser’s investment adviser affiliates may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be.
The conflicts summarized herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests the investment adviser or its affiliates may have now or in the future. For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI. Conflicts of interest not described below or in the SAI may also exist. References to the investment adviser in this section include the Fund’s affiliated sub-adviser (if any) unless otherwise noted.
Material Nonpublic and Other Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the investment adviser. If such information becomes available, the investment adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or disposition opportunity, including for an extended period of time. This inability to buy or sell an investment could have an adverse effect on the Fund’s portfolio due to, among other things, changes in an investment’s value during the period its trading is restricted. Morgan Stanley has established certain information barriers and other policies designed to address the sharing of information between different businesses within Morgan Stanley. As a result of information barriers, the investment adviser, in certain instances, will not have access, or will have limited access, to certain information and personnel in other areas of Morgan Stanley and, in such instances, will not manage the Fund with the benefit of the information held by such other areas. In other instances, Morgan Stanley personnel, including personnel of the investment adviser, will have access to information and personnel of its affiliates. In managing conflicts of interest that arise because of the foregoing, the investment adviser generally will be subject to fiduciary requirements. The investment adviser also may implement internal information barriers or ethical walls or other internal information sharing protocols, and the conflicts described herein with respect to information barriers and otherwise with respect to Morgan Stanley and the investment adviser will also apply internally within the investment adviser. Information sharing may limit or restrict the ability of the investment adviser to engage in or otherwise effect transactions on behalf of the Fund (including purchasing or selling securities that the investment adviser may otherwise have purchased or sold for the Fund in the absence of the sharing of information). The investment adviser may face conflicts of interest in determining whether to engage in the sharing of information with its affiliates.
Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the investment adviser and its investment teams, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. An investment team may have obligations to Affiliated Investment Accounts managed by both the investment adviser and one or more of the investment adviser’s investment adviser affiliates. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the investment adviser or its investment adviser affiliates. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict
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Eaton Vance Strategy Funds   |  Shareholder Information
Shareholder Information (Con’t)
of interest and create an incentive for the investment adviser to favor such other accounts. To seek to reduce potential conflicts of interest and to attempt to allocate such investment opportunities in a fair and equitable manner, the investment adviser has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of the investment adviser, including the Fund, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duties of the investment adviser.
Payments to Broker-Dealers and Other Financial Intermediaries. The investment adviser, Eaton Vance Distributors, Inc. (“EVD”) and/or their affiliates may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the investment adviser and EVD), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receive  lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation. In addition, in certain circumstances, the investment adviser restricts, limits or reduces the amount of the Fund’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the Fund (potentially together with Morgan Stanley) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests.
Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.
Morgan Stanley’s Investment Banking and Other Commercial Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions, restructuring, bankruptcy and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments. Morgan Stanley’s activities on behalf of its clients (such as engagements as an underwriter or placement agent) may restrict or otherwise limit investment opportunities that may otherwise be available to the Fund.
Morgan Stanley may be engaged to act as a financial advisor to a company in connection with the sale of such company, or subsidiaries or divisions thereof, may represent potential buyers of businesses through its mergers and acquisition activities and may provide lending and other related financing services in connection with such transactions. Morgan Stanley’s compensation for such activities is usually based upon realized consideration and is usually contingent, in substantial part, upon the closing of the transaction. Under these circumstances, the Fund may be precluded from participating in a transaction with or relating to the company being sold or participating in any financing activity related to a merger or an acquisition.
Additional Tax Information
Each Fund expects to pay any required distributions annually, and intends to distribute any net realized capital gains annually. Distributions may not be paid if a Fund’s (and/or Class’s) expenses exceed its income for the period. It may also be necessary, in order to qualify for favorable tax treatment and to avoid any fund-level tax, for a Fund to make a special income and/or capital gains distribution at the end of the calendar year.
Taxes on distributions of capital gains are determined by how long a Fund owned (or is treated as having owned) the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. Distributions of a Fund’s investment income (other than qualified dividend income, which is described below) and net gains from investments held for one year or less generally will be taxable as ordinary income. Distributions of net gains from investments held for more than one year generally will be taxable as long-term capital gains. Distributions of investment income properly reported by a Fund as derived from “qualified dividend income”  will be taxed in the hands of individuals at rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. Over time, distributions by a Fund can generally be expected to include ordinary income, qualified dividend income and capital gain distributions taxable as long-term capital gains. A portion of a Fund’s distributions may be eligible for the dividends-received deduction for corporations.   From time to time, a portion of a Fund’s
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Eaton Vance Strategy Funds   |    Shareholder Information
Shareholder Information (Con’t)
distributions may constitute a return of capital. As long as a return of capital does not exceed a shareholder’s cost basis in its shares, it generally will not be taxable to the shareholder but will reduce the cost basis of the shareholder’s shares and result in a higher reported capital gain or a lower reported capital loss on a subsequent taxable disposition of such shares. A Fund’s distributions will be taxable as described above regardless of whether they are paid in cash or reinvested in additional shares.
Each Fund expects to send shareholders a statement at the beginning of each year showing the tax status of all distributions for the prior calendar year.
Investors who purchase shares at a time when a Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year.
A redemption or other disposition of Fund shares, including an exchange for shares of another fund, is generally a taxable transaction. Any capital gain or loss realized upon a taxable disposition of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a taxable disposition of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the disposition of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.
A Fund’s investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which may decrease its yield on such securities. These taxes may be reduced or eliminated under the terms of an applicable tax treaty, if any. In addition, investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of its distributions.
Under certain circumstances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes paid by a Fund. If more than 50% of a Fund’s assets at taxable year end consist of securities of foreign corporations (including certain debt securities of foreign governments), it will be eligible to file an election for such taxable year, which would require its shareholders to include in gross income their pro rata share of qualified foreign taxes paid by it (even though such amounts are not received by the shareholders) and would allow its shareholders, provided certain requirements are met, to use their pro rata portion of such foreign taxes as a foreign tax credit against their U.S. federal income taxes or, alternatively, for shareholders who itemize their tax deductions, to deduct their portion of its foreign taxes paid in computing their taxable income for U.S. federal income tax purposes. A Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. However, even if a Fund qualifies to make such an election for any year, it may determine not to do so.
The net investment income of certain  U.S. individuals, estates and trusts is subject to a 3.8% Medicare contribution tax. For individuals, the tax is on the lesser of “net investment income” and the excess of modified adjusted gross income over certain threshold amounts. Net investment income includes, among other things, interest, dividends and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income.
A Fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide it with their correct taxpayer identification number or make required certifications, or who have been notified by the Internal Revenue Service (“IRS”) that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s  U.S. federal income tax liability.
Certain foreign entities may be subject to a 30% withholding tax on ordinary dividend income paid under the Foreign Account Tax Compliance Act (“FATCA”). To avoid withholding, foreign financial institutions subject to FATCA must agree to disclose to the relevant revenue authorities certain information regarding their direct and indirect U.S. owners and other foreign entities must certify certain information regarding their direct and indirect U.S. owners to a Fund. The IRS and the Department of the Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gain dividends a Fund pays. For more detailed information regarding FATCA withholding and compliance, please refer to the SAI.
Shareholders should consult with their tax advisors concerning the applicability of U.S. federal, state and local and other taxes, including non-U.S. taxes, to an investment in a Fund.
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Eaton Vance Strategy Funds| Financial Highlights
Financial Highlights
The financial highlights are intended to help you understand a  Fund’s financial performance for the period(s) indicated. Certain information in the table  reflects the financial results for a single Fund share. The total returns in the table  represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The reports of Deloitte & Touche LLP  and each Fund’s financial statements are incorporated by reference in  the Fund’s SAI and included in the Fund’s Form N-CSR filing, which is available upon request.
Eaton Vance All Asset Strategy Fund

	Class A
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$14.69	$13.50	$13.48	$16.21	$15.14
Income (Loss) From Operations
Net investment income(1)	$0.33	$0.31	$0.26	$0.15	$0.13
Net realized and unrealized gain (loss)	0.54	1.20	(0.13)	(2.04)	1.39
Total income (loss) from operations	$0.87	$1.51	$0.13	$(1.89)	$1.52
Less Distributions
From net investment income	$(0.30)	$(0.32)	$(0.11)	$(0.14)	$(0.09)
From net realized gain	—	—	(0.00) (2)	(0.70)	(0.36)
Total distributions	$(0.30)	$(0.32)	$(0.11)	$(0.84)	$(0.45)
Net asset value — End of year	$15.26	$14.69	$13.50	$13.48	$16.21
Total Return(3)	6.06%	11.34%	0.95%	(12.29)%	10.23%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$80,384	$89,981	$94,064	$102,903	$118,419
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.25%	1.23%	1.23%	1.18%	1.18%
Net expenses	1.24% (5)	1.23% (5)	1.23% (5)	1.18% (5)	1.18%
Net investment income	2.22%	2.27%	1.91%	1.03%	0.82%
Portfolio Turnover	76%	49%	35%	70%	63%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”) and in other affiliated funds (equal to less than 0.01% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).
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Eaton Vance Strategy Funds   |  Financial Highlights
Financial Highlights (Con’t)
Eaton Vance All Asset Strategy Fund

	Class C
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$14.34	$13.17	$13.14	$15.81	$14.78
Income (Loss) From Operations
Net investment income(1)	$0.21	$0.21	$0.15	$0.04	$0.01
Net realized and unrealized gain (loss)	0.52	1.16	(0.12)	(1.99)	1.35
Total income (loss) from operations	$0.73	$1.37	$0.03	$(1.95)	$1.36
Less Distributions
From net investment income	$(0.17)	$(0.20)	$—	$(0.02)	$—
From net realized gain	—	—	(0.00) (2)	(0.70)	(0.33)
Total distributions	$(0.17)	$(0.20)	$(0.00) (2)	$(0.72)	$(0.33)
Net asset value — End of year	$14.90	$14.34	$13.17	$13.14	$15.81
Total Return(3)	5.18%	10.50%	0.24%	(12.92)%	9.34%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$25,171	$40,187	$54,117	$69,060	$95,493
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.00%	1.98%	1.98%	1.93%	1.93%
Net expenses	1.99% (5)	1.98% (5)	1.98% (5)	1.93% (5)	1.93%
Net investment income	1.49%	1.54%	1.15%	0.28%	0.05%
Portfolio Turnover	76%	49%	35%	70%	63%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).
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Eaton Vance All Asset Strategy Fund   |  Financial Highlights
Financial Highlights (Con’t)
Eaton Vance All Asset Strategy Fund

	Class I
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$14.77	$13.57	$13.56	$16.30	$15.22
Income (Loss) From Operations
Net investment income(1)	$0.37	$0.35	$0.29	$0.19	$0.17
Net realized and unrealized gain (loss)	0.54	1.20	(0.13)	(2.05)	1.39
Total income (loss) from operations	$0.91	$1.55	$0.16	$(1.86)	$1.56
Less Distributions
From net investment income	$(0.34)	$(0.35)	$(0.15)	$(0.18)	$(0.12)
From net realized gain	—	—	(0.00) (2)	(0.70)	(0.36)
Total distributions	$(0.34)	$(0.35)	$(0.15)	$(0.88)	$(0.48)
Net asset value — End of year	$15.34	$14.77	$13.57	$13.56	$16.30
Total Return(3)	6.30%	11.64%	1.18%	(12.06)%	10.47%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$152,409	$294,841	$358,320	$537,988	$665,055
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.99%	0.98%	0.98%	0.93%	0.93%
Net expenses	0.98% (5)	0.98% (5)	0.98% (5)	0.93% (5)	0.93%
Net investment income	2.50%	2.52%	2.16%	1.28%	1.06%
Portfolio Turnover	76%	49%	35%	70%	63%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).
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Financial Highlights (Con’t)
Eaton Vance Equity Strategy Fund

	Class A
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$18.84	$17.09	$16.35	$21.35	$17.83
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.15	$0.19	$0.18	$0.12
Net realized and unrealized gain (loss)	1.59	3.00	1.43	(2.70)	3.86
Total income (loss) from operations	$1.73	$3.15	$1.62	$(2.52)	$3.98
Less Distributions
From net investment income	$(0.11)	$(0.19)	$(0.09)	$(0.37)	$(0.09)
From net realized gain	(0.59)	(1.21)	(0.79)	(2.11)	(0.37)
Total distributions	$(0.70)	$(1.40)	$(0.88)	$(2.48)	$(0.46)
Net asset value — End of year	$19.87	$18.84	$17.09	$16.35	$21.35
Total Return(2)	9.53%	19.67%	10.44%	(13.48)%	22.71%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$165,159	$180,756	$170,105	$167,077	$198,721
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.20%	1.19%	1.20%	1.18%	1.21%
Net expenses	1.20% (4)	1.19% (4)	1.20% (4)	1.18% (4)	1.21%
Net investment income	0.75%	0.86%	1.13%	0.94%	0.63%
Portfolio Turnover	56%	35%	35%	33%	31%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended August 31, 2025 and 2024 and less than 0.01% of average daily net assets for the years ended August 31, 2023 and 2022).
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Eaton Vance All Asset Strategy Fund   |  Financial Highlights
Financial Highlights (Con’t)
Eaton Vance Equity Strategy Fund

	Class C
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$18.35	$16.65	$15.98	$20.90	$17.50
Income (Loss) From Operations
Net investment income (loss)(1)	$0.00 (2)	$0.02	$0.07	$0.03	$(0.03)
Net realized and unrealized gain (loss)	1.55	2.93	1.39	(2.65)	3.80
Total income (loss) from operations	$1.55	$2.95	$1.46	$(2.62)	$3.77
Less Distributions
From net investment income	$—	$(0.04)	$—	$(0.19)	$—
From net realized gain	(0.58)	(1.21)	(0.79)	(2.11)	(0.37)
Total distributions	$(0.58)	$(1.25)	$(0.79)	$(2.30)	$(0.37)
Net asset value — End of year	$19.32	$18.35	$16.65	$15.98	$20.90
Total Return(3)	8.71%	18.82%	9.59%	(14.18)%	21.88%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$16,067	$21,704	$24,526	$32,995	$54,977
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.95%	1.94%	1.95%	1.93%	1.96%
Net expenses	1.95% (5)	1.94% (5)	1.95% (5)	1.93% (5)	1.96%
Net investment income (loss)	0.00% (6)	0.12%	0.42%	0.17%	(0.15)%
Portfolio Turnover	56%	35%	35%	33%	31%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended August 31, 2025 and 2024 and less than 0.01% of average daily net assets for the years ended August 31, 2023 and 2022).
(6)	Amount is less than 0.005%.
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Eaton Vance Strategy Funds   |  Financial Highlights
Financial Highlights (Con’t)
Eaton Vance Equity Strategy Fund

	Class I
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$18.88	$17.12	$16.39	$21.40	$17.85
Income (Loss) From Operations
Net investment income(1)	$0.19	$0.19	$0.22	$0.22	$0.17
Net realized and unrealized gain (loss)	1.59	3.01	1.44	(2.70)	3.87
Total income (loss) from operations	$1.78	$3.20	$1.66	$(2.48)	$4.04
Less Distributions
From net investment income	$(0.16)	$(0.23)	$(0.14)	$(0.42)	$(0.12)
From net realized gain	(0.59)	(1.21)	(0.79)	(2.11)	(0.37)
Total distributions	$(0.75)	$(1.44)	$(0.93)	$(2.53)	$(0.49)
Net asset value — End of year	$19.91	$18.88	$17.12	$16.39	$21.40
Total Return(2)	9.79%	19.99%	10.68%	(13.27)%	23.09%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$288,471	$519,198	$531,680	$557,452	$667,963
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.95%	0.94%	0.95%	0.93%	0.96%
Net expenses	0.95% (4)	0.94% (4)	0.95% (4)	0.93% (4)	0.96%
Net investment income	1.01%	1.11%	1.36%	1.19%	0.87%
Portfolio Turnover	56%	35%	35%	33%	31%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended August 31, 2025 and 2024 and less than 0.01% of average daily net assets for the years ended August 31, 2023 and 2022).
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Eaton Vance Strategy Funds| Appendix A
Appendix A
Financial Intermediary Sales Charge Variations
As noted under “Purchasing Shares,” a financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in this Prospectus. Set forth below are the variations in sales charges applicable to shares purchased through the noted financial intermediary. All variations described below are applied by, and the responsibility of, the identified financial intermediary. Variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through the intermediary identified below should read the terms and conditions of the variations carefully. A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary.
Fund Purchases through Merrill Lynch
Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
Front-end Sales Load Waivers Available at Merrill

•
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include  SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Shares purchased through a Merrill investment advisory program

•	Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account

•	Shares purchased through the Merrill Edge Self-Directed platform

•	Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

•	Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

•
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill  SLWD Supplement)

•	Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees)

•
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date; and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

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Eaton Vance Strategy Funds   |  Appendix A
Appendix A (Con’t)
CDSC Waivers on Front-end, Back-end and Level Load Shares Available at Merrill

•	Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))

•	Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement

•	Shares sold due to return of excess contributions from an IRA account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

•
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

•
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill  SLWD Supplement

•
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

•
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

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Eaton Vance Strategy Funds   |  Appendix A
Appendix A (Con’t)
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:

•	Transaction size breakpoints, as described in this prospectus or the SAI.

•	Rights of accumulation (ROA), as described in this prospectus or the SAI.

•	Letter of intent, as described in this prospectus or the SAI.

Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

•
shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).

•
shares exchanged from Class  C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

•	shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•
shares purchased by or through qualified accounts (including IRAs,  Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•
shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:

•	redemptions due to death or disability of the shareholder

•	shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI

•	redemptions made in connection with a return of excess contributions from an IRA account

•	shares purchased through a Right of Reinstatement (as defined above)

•	redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

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Eaton Vance Strategy Funds   |  Appendix A
Appendix A (Con’t)
Fund Purchases through Morgan Stanley Wealth Management
Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

•
Class  C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

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Eaton Vance Strategy Funds   |  Appendix A
Appendix A (Con’t)
Fund Purchases through Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)
Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front-end sales load waivers on Class A shares available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•
A shareholder in the Fund’s Class  C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A and C shares available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

•	Breakpoints as described in this prospectus.

•
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

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Eaton Vance Strategy Funds   |  Appendix A
Appendix A (Con’t)
Fund Purchases through  Janney Montgomery Scott LLC (“Janney”)
Effective May 1, 2020, if you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
Front-end sales charge* waivers on Class A shares available at Janney

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Shares acquired through a right of reinstatement.

•	Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC waivers on Class A and C shares available at Janney

•	Shares sold upon the death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.

•	Shares purchased in connection with a return of excess contributions from an IRA account.

•
Shares sold as part of a required minimum distribution for IRA and other retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

•	Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

•	Shares acquired through a right of reinstatement.

•	Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation and/or letters of intent

•	Breakpoints as described in the fund’s Prospectus.

•
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at  Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

* Also referred to as an “initial sales charge.”
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Eaton Vance Strategy Funds   |  Appendix A
Appendix A (Con’t)
Fund Purchases through Oppenheimer & Co. Inc. (“Oppenheimer”)
Effective May 1, 2020, shareholders purchasing Fund shares through an  Oppenheimer platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares available at  Oppenheimer

•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

•	Shares purchased by or through a 529 Plan.

•	Shares purchased through a Oppenheimer affiliated investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

•
A shareholder in the Fund’s Class  C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a contingent deferred sales charge (CDSC) and the conversion is in line with the policies and procedures of Oppenheimer.

•	Employees and registered representatives of Oppenheimer or its affiliates and their family members.

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus.

CDSC Waivers on A and C Shares available at Oppenheimer

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on IRS regulations as described in the prospectus.

•	Shares sold to pay Oppenheimer fees but only if the transaction is initiated by Oppenheimer.

•	Shares acquired through a right of reinstatement.

Front-end load Discounts Available at  Oppenheimer: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this prospectus.

•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Oppenheimer. Eligible fund family assets not held at Oppenheimer may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

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Eaton Vance Strategy Funds   |  Appendix A
Appendix A (Con’t)
Policies Regarding Transactions through Edward D. Jones & Co., L.P. (“Edward Jones”)
The following information has been provided by Edward Jones:
Effective on or after September 3, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of fund family, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints

•	Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation (“ROA”)

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the mutual fund family held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the  ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

■
The employer maintaining a  SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

■	ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent (“LOI”)

■
Through a  LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

■
If the employer maintaining a  SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

■
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

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Eaton Vance Strategy Funds   |  Appendix A
Appendix A (Con’t)

■	Shares purchased in an Edward Jones fee-based program.

■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):

■	The redemption and repurchase occur in the same account.

■
The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion,  recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.

The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining  CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

■	Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

■	Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.

■	Purchases of Class 529-A shares made for recontribution of refunded amounts.

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

■	The death or disability of the shareholder.

■	Systematic withdrawals with up to 10% per year of the account value.

■	Return of excess contributions from an Individual Retirement Account (IRA).

■
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

■	Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

■	Shares exchanged in an Edward Jones fee-based program.

■	Shares acquired through NAV reinstatement.

■	Shares redeemed at the discretion of Edward Jones for Minimum Balances as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

■	Initial purchase minimum: $250

■	Subsequent purchase minimum: none

Minimum Balances

■	Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

○	A fee-based account held on an Edward Jones platform

○	A 529 account held on an Edward Jones platform

○	An account with an active systematic investment plan or LOI

Exchanging Share Classes

■	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.

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Eaton Vance Strategy Funds   |  Appendix A
Appendix A (Con’t)
Fund Purchases through  D.A. Davidson & Co. (“D.A. Davidson”)
Effective 5/1/2020, shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson

•	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

•	Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

•
A shareholder in the Fund’s Class  C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.

CDSC Waivers on Classes A and C shares available at D.A. Davidson

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.

•	Shares acquired through a right of reinstatement.

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent CDSC Waivers on Classes A and C shares available at D.A. Davidson

•	Breakpoints as described in this prospectus.

•
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

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Eaton Vance Strategy Funds   |  Appendix A
Appendix A (Con’t)
Fund Purchases through Robert W. Baird & Co. Incorporated (“Baird”)
Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI
Front-End Sales Charge Waivers on Class A shares Available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund

•	Share purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird

•
Shares purchase from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

•
A shareholder in the Fund’s Class  C Shares will have their shares converted at net asset value to Class A shares of the Fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

•
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Class A and C shares Available at Baird

•	Shares sold due to death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

•	Shares sold due to returns of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts

•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird

•	Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations

•	Breakpoints as described in this prospectus

•
Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of fund family assets through Baird, over a 13-month period of time

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Eaton Vance Strategy Funds   |  Appendix A
Appendix A (Con’t)
Waivers Specific to Stifel, Nicolaus & Company, Incorporated (“Stifel”)
Effective April 30, 2025, shareholders purchasing or holding fund family shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
CLASS A SHARES
As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Rights of accumulation
Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Eaton Vance fund family held by accounts within the purchaser’s household at Stifel. Fund family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
Front-end sales charge waivers on Class A shares available at Stifel

•
Class  C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.

•	Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.

•	Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the fund family.

•
Shares purchased from the proceeds of redeemed shares of the fund family so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.

•	Shares from rollovers into Stifel from retirement plans to IRAs.

•
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of  Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.

•	Purchases of Class 529-A shares through a rollover from another 529 plan.

•	Purchases of Class 529-A shares made for reinvestment of refunded amounts.

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Charitable organizations and foundations, notably 501(c)(3) organizations.

69

Eaton Vance Strategy Funds   |  Appendix A
Appendix A (Con’t)
Contingent Deferred Sales Charges Waivers on Class A and C Shares

•	Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.

•	Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

•	Shares acquired through a right of reinstatement.

•	Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.

•	Shares exchanged or sold in a Stifel fee-based program.

Share Class Conversions in Advisory Accounts

•
Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

70

Eaton Vance Strategy Funds   |  Appendix A
Appendix A (Con’t)
Fund Purchases through  J.P. Morgan Securities LLC
Effective September 29, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information.
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC

•
Shares exchanged from Class  C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

•
Qualified employer-sponsored defined contribution and defined benefit retirement plans,  nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

•	Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.

•	Shares purchased through rights of reinstatement.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.

Class C to Class A share conversion

•
A shareholder in the fund’s Class C shares will have their shares converted at net asset value by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC

•	Shares sold upon the death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Shares purchased in connection with a return of excess contributions from an IRA account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

•	Shares acquired through a right of reinstatement.

Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent

•	Breakpoints as described in the prospectus.

•
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

•	Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

71

Eaton Vance Strategy Funds   |  Appendix A
Appendix A (Con’t)
Wells Fargo Clearing Services, LLC and  Wells Fargo Advisors Financial Network,  LLC (collectively, “Wells Fargo Advisors”)
Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.
Effective April 1, 2026, Clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or statement of additional information (“SAI”). In all instances, it is the investor’s responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.
Wells Fargo Advisors Class A share front-end sales charge waivers information.
Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:

•
Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered  NAV.

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.
Wells Fargo Advisors Class 529-A share front-end sales charge waivers information.
Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

•	Shares purchased through a rollover from another 529 plan.

•	Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan.

Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.
Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.
Wells Fargo Advisors Contingent Deferred Sales Charge information.

•	Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases.

Wells Fargo Advisors Class A front-end load discounts
Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:

•
Effective April 1, 2026,  SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.

•
Effective April 1, 2026, employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts  will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement  plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored  retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.

•	Gift of shares will not be considered when determining breakpoint discounts.

72

More Information
About the Funds: More information is available in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus. Additional information about each Fund’s investments is  available in the Fund’s  annual and semi-annual reports (collectively, the “reports”)  to shareholders and in Form N-CSR. In  each  Fund’s  annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each  Fund’s performance during its last fiscal year. In Form N-CSR, you will find   each Fund’s  annual and semi-annual financial statements. You may obtain free copies of the Statement of Additional Information and the reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc. One Post Office Square Boston, MA 02109 1-800-262-1122 website: www.eatonvance.com
Information about  each  Fund (including the Statement of Additional Information and reports) is available on the EDGAR database on the SEC’s website at  www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Other information, including financial statements, is available on the Funds’ website (http://www.eatonvance.com/funddocuments), delivered free of charge upon request, and filed with the SEC on a semi-annual basis on Form N-CSR. You may elect to receive all future Fund shareholder reports and other communications from the Fund electronically free of charge at any time.  You may elect to receive shareholder reports and other communications from the Fund electronically by signing up for  e-Delivery at www.eatonvance.com/edelivery or by visiting www.icsdelivery.com (may not be available for all accounts). If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
Shareholder Inquiries: You can obtain more information from Eaton Vance Shareholder Services or the Fund transfer agent, BNY Mellon Investment Servicing (US) Inc. If you own shares and would like to add to, redeem from or change your account, please write or call below:

Regular Mailing Address: Eaton Vance Funds P.O. Box 534439 Pittsburgh, PA 15253-4439	Overnight Mailing Address: Eaton Vance Funds Attention: 534439 500 Ross Street, 154-0520 Pittsburgh, PA 15262	Phone Number: 1-800-262-1122 Monday – Friday 8:30 a.m. – 5:30 p.m. ET
The Fund’s Investment Company Act No. is 811-01241.

© 2026 Eaton Vance Management	Lit-Link Code: 6493 1.1.26

Eaton Vance
China Equity Fund
(formerly Eaton Vance  Greater China Growth Fund)

Prospectus | January 1, 2026

Share Class	Ticker Symbol
Class A	EVCGX
Class C	ECCGX
Class I	EICGX
This Prospectus contains important information about the Fund  and the services available to shareholders. Please save it for reference.

The Securities and Exchange Commission (“SEC”) has  not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An investment in the Fund is not guaranteed or endorsed by a bank, is not a bank deposit or obligation thereof, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves investment risks, and you may lose money investing in the Fund.

Eaton Vance China Equity Fund | Fund Summary
Eaton Vance China Equity Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 25 of the Fund’s Prospectus and page 21  of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None
1	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.81%	0.81%	0.81%
Total Annual Fund Operating Expenses	1.96%	2.71%	1.71%
Expense Reimbursement[1]	(0.46)%	(0.46)%	(0.46)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.50%	2.25%	1.25%
1	The administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares. This expense reimbursement will continue through January 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser, administrator and sub-adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$670	$1,066	$1,486	$2,655
Class C shares	$328	$798	$1,394	$2,827
Class I shares	$127	$494	$885	$1,981
1

Eaton Vance China Equity Fund   |  Fund Summary
Eaton Vance China Equity Fund (Con’t)

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$670	$1,066	$1,486	$2,655
Class C shares	$228	$798	$1,394	$2,827
Class I shares	$127	$494	$885	$1,981
Portfolio Turnover
The  Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in the China region (the “80% Policy”). Equity securities are a type of investment security that represent ownership in a company, and common stock is a type of equity security. The Fund invests primarily in common stocks of companies that, in the opinion of the investment sub-adviser, will benefit from the economic development and growth of the People’s Republic of China. The China region includes Hong Kong and China, and may include securities trading in the form of depositary receipts. A company will be considered to be located in the China region if it is domiciled in the China region or has at least 50% of its assets in, or derives 50% or more of its revenues or profits from, the China region. The Fund may invest 25% or more of its total assets in securities in any one country in the China region. The Fund may invest up to 20% of its net assets outside the China region. The Fund invests in companies with a broad range of market capitalizations, including smaller, less seasoned companies. More than 25% of the Fund’s total assets may be denominated in a single currency. The Fund may invest in private placements. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.
The Fund may engage in derivative transactions such as forward foreign currency exchange contracts to attempt to mitigate the adverse effects of foreign currency fluctuations during the period between the purchase of a security and its settlement. The Fund may also seek to gain exposure to common stocks through the use of equity-linked securities (such as participation notes (“P-Notes”)). The Fund expects to use P-Notes to invest indirectly in certain stocks that trade in a market that restricts foreign investors, such as the Fund, from investing directly in the market. The Fund’s investments in equity-linked securities will not exceed 10% of the Fund’s net assets.
The investment sub-adviser invests primarily in common stocks of China region companies expected to grow in value over time, regardless of short-term market fluctuations. In selecting securities for the Fund, the investment sub-adviser seeks to invest in quality companies benefiting from secular growth trends that it believes are undervalued. Quality is determined by analysis of a company’s financial statements and is measured by a company’s demonstrated ability to consistently compound free cash flow at a steady rate. Quality companies typically have sustainable business models, robust balance sheets and proven management teams who are aligned with majority shareholders, among other characteristics. Stocks generally will be sold when they have achieved their perceived long-term value or to pursue more attractive investment options. When deemed by the investment sub-adviser to be relevant to its evaluation of a company’s financial performance and when applicable information is available, the investment sub-adviser considers financially material environmental, social and/or governance issues (referred to as  ESG) which may impact the prospects of an issuer or long-term stock price performance of a company. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. In circumstances deemed appropriate by the investment sub-adviser, the investment sub-adviser engages with company management on environmental, social, and/or governance-related considerations that the investment sub-adviser believes to be material to the company to seek to gain insights into how the company addresses material ESG issues and how these may affect long-term financial performance.
Principal Risks
Market Risk. The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.
2

Eaton Vance China Equity Fund |   Fund Summary
Eaton Vance China Equity Fund (Con’t)
China Region Risk. Economies of countries in the China region differ from the U.S. economy in various ways, such as structure, general development, government involvement, wealth distribution, interest rates, rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the China region are affected by developments in the economies and governmental actions of their principal trading partners, such as the imposition of trading restrictions and tariffs. China’s governmental actions and the actions of other governments located in the region can have a significant effect on the economic conditions in the China region or a particular issuer or industry, which could adversely affect the value and liquidity of investments. For example, a government may restrict investment in companies or industries considered important to national interests, intervene in the financial markets, maintain strict currency controls, or impose repatriation restrictions. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers may suspend the trading of their equity securities. In addition, there is the potential of increased tariffs and restrictions (and threats thereof) on trade between the U.S. and China, concerns of which have been heightened by recent developments in relations between the U.S., other trading partners and China. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry, Chinese issuers, the liquidity or price of the Fund’s direct or indirect investments in China and, therefore, the Fund. The Fund’s investments in Chinese securities are also subject to additional risks associated with differing regulatory and audit requirements across the Chinese and U.S. securities markets. Although China and certain other countries in the China region may be larger and/or more established than many emerging markets, markets in these countries carry the high levels of risk associated with emerging markets. Investments in China involve a risk of total loss due to government action or inaction or other adverse circumstances.
Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.
Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer’s country and, in the case of depositary receipts traded on foreign markets, currency risk.
Emerging Markets Investment Risk. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain sectors. Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.
Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the  U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.
Smaller Company Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially less liquid and more difficult to value.
Growth Risk. Because the Fund normally invests primarily in stocks of growth companies, it is subject to the risk of underperforming the overall stock market during periods in which stocks of such companies are out of favor and generate lower returns than the market as a whole.
3

Eaton Vance China Equity Fund   |  Fund Summary
Eaton Vance China Equity Fund (Con’t)
Focused Investment Risk. To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, the Fund’s performance will be more susceptible to any single economic, market, political, or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, assets class, or sector than a fund that invests more broadly.
Geographic and Sector Risk. Because the Fund may invest significantly in a particular geographic region, country or group of countries and may, under certain market conditions, invest a significant portion of its assets in one or more sectors, the value of Fund shares may be affected by events that adversely affect that region, country, or group of countries or a particular sector and may fluctuate more than that of a fund that invests more broadly.
Financials Sector Risk. To the extent the Fund invests a substantial portion of its assets in the financials sector, factors that have an adverse impact on this sector may have a disproportionate impact on the Fund’s performance. The financials sector can be affected by global and local economic conditions, such as the levels and liquidity of the global and local financial and asset markets, the absolute and relative level and volatility of interest rates and equity prices, investor sentiment, inflation, and the availability and cost of credit. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of the financials sector.
Consumer Discretionary Sector Risk. To the extent the Fund invests a substantial portion of its assets in the consumer discretionary sector, the value of Fund shares may be particularly impacted by events that adversely affect the consumer discretionary sector. The consumer discretionary sector, which encompasses companies that sell nonessential goods and services to consumers, is sensitive to macroeconomic conditions and may be affected by changes in domestic and international economies, currency exchange and interest rates, inflationary pressures, supply chains, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns. Governmental regulation may affect the profitability of certain companies in which the Fund may invest. Companies operating in this sector may also be adversely affected by government and private litigation.
Communications Services Sector Risk. The Fund may invest significantly in companies in the communication services sector. The performance of companies in the communications sector may be affected by risks such as technological obsolescence; formulation of engaging content and products; engagement and retention of consumer demand; and competition. In addition, companies in the communications services sector face extensive government regulation, significant research and development costs, substantial capital requirements, and cybersecurity risks, among other concerns.
Borrowing Risk. Borrowing cash to increase investments (sometimes referred to as “leverage”) may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowing. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by applicable federal securities laws and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the required asset coverage to be less than the prescribed amount. Borrowings involve additional expense to the Fund.
Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.
Participation Note Risk. Participation notes (“P-Notes”) are subject to the risks normally associated with a direct investment in the foreign securities underlying the P-Notes. As the purchaser of a P-Note, the Fund is relying on the creditworthiness of the counterparty issuing the P-Note and does not have the same rights under the P-Note as it would as the owner of the underlying security. If the counterparty becomes insolvent, the Fund could lose the total value of its investment in the P-Note. In addition, there is no assurance that there will be a trading market for a P-Note or that the trading price of a P-Note will equal the value of the underlying security.
Restricted Securities Risk. Unless registered for sale to the public under applicable federal securities law, restricted securities can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.
Issuer Non-Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Non-diversified funds may focus their investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be, and the value of the Fund’s shares may be more volatile than the values of shares of more diversified funds.
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Eaton Vance China Equity Fund |   Fund Summary
Eaton Vance China Equity Fund (Con’t)
Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s  counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. A derivative investment also involves the risks relating to the reference instrument underlying the investment.
Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.
General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance for certain periods would have been lower. Effective October 1, 2021, MSIM Company became the investment sub-adviser to the Fund. Performance information prior to October 1, 2021 reflects returns from the Fund’s prior investment sub-adviser. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period shown in the bar chart above:

High Quarter	December 31, 2020	17.07%
Low Quarter	September 30, 2022	-19.57%
The year-to-date total return through the end of the most recent calendar quarter (December 31, 2024 to September 30, 2025) was 35.88%.
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Eaton Vance China Equity Fund   |  Fund Summary
Eaton Vance China Equity Fund (Con’t)
Average Annual Total Return (for the calendar periods ended December 31, 2024)

	One Year	Five Years	Ten Years
Class A Return Before Taxes	3.52%	-5.63%	1.82%
Class A Return After Taxes on Distributions	2.72%	-6.84%	0.59%
Class A Return After Taxes on Distributions and Sale of Class A Shares	2.18%	-3.79%	1.76%
Class C Return Before Taxes	7.54%	-5.30%	1.80%
Class I Return Before Taxes	9.63%	-4.34%	2.67%
MSCI China Index (reflects net dividends, which reflect the deduction of withholding taxes)	19.42%	-3.44%	1.88%
These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. Investors cannot invest directly in an Index.
Source for  MSCI China Index: MSCI. MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Management
Investment Adviser. Boston Management and Research (“BMR”).
Investment Sub-Adviser. Morgan Stanley Investment Management Company (“MSIM Company”).
Portfolio Managers

Name	Title	Date Began Managing Fund
Amay Hattangadi, CFA	Managing Director of MSIM Company	October 2021
In rendering investment advisory services to the Fund, the Sub-Adviser uses the portfolio management, research and other resources of Morgan Stanley Asia Limited, a foreign (non-U.S.) affiliate of MSIM Company that is not registered under the 1940 Act, and may provide services to the Fund through this “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business.  You may purchase, redeem or exchange Fund shares either through your financial intermediary or (except for purchases of Class C shares by accounts with no specified financial intermediary) directly from the Fund either by writing to the Fund, P.O. Box 534439, Pittsburgh, PA 15253-4439, or by calling 1-800-262-1122. The minimum initial purchase or exchange into the Fund is $1,000 for each Class (with the exception of Class I) and $1,000,000 for Class I (waived in certain circumstances). There is no minimum for subsequent investments.
Tax Information
If your shares are held in a taxable account, the Fund’s distributions will be taxed to you as ordinary income and/or capital gains, unless you are exempt from taxation. If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.
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Eaton Vance China Equity Fund |   Fund Summary
Eaton Vance China Equity Fund (Con’t)
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Eaton Vance China Equity Fund | Details of the Fund
Details of the Fund
Investment Objective  & Principal Policies and Risks
The investment objective and principal investment policies and risks of the Fund are described in its Fund Summary. Set forth below is additional information about such policies and risks, as well as information about other types of investments and practices in which the Fund may engage from time to time.  See also “Strategies and Risks” in the Statement of Additional Information (“SAI”).
Definitions. As used herein, the following terms have the indicated meaning: “1940 Act” means the Investment Company Act of 1940, as amended; “1933 Act” means the Securities Act of 1933, as amended; “Code” means the Internal Revenue Code of 1986, as amended; “ERISA” means the Employee Retirement Income Security Act of 1974, as amended; and “investment adviser” means the Fund’s investment adviser but if the Fund is sub-advised, it refers to the sub-adviser(s) providing day-to-day management with respect to the investments or strategies discussed.
Investments in the China Region.  Economies  of countries in the China region differ from the U.S. economy in various ways, such as structure, general development, government involvement, wealth distribution, interest rates, rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the China region are affected by developments in the economies and government actions of their principal trading partners, such as the imposition of trading restrictions. Although larger and/or more established than many emerging markets, markets in the China region carry the high levels of risk associated with emerging markets including, among others, greater political, economic and social instability, market volatility caused by potential regional or territorial conflicts or natural disasters (such as monsoons), and price volatility and a lack of liquidity in securities. Accounting, auditing, financial, regulatory, and other reporting standards, practices and disclosure requirements in China are different, sometimes in fundamental ways, from those in the United States and certain Western European countries, subjecting the Fund’s investments in Chinese securities to additional associated risks. For example, financial reporting for companies domiciled in China does not have as much regulatory oversight as reporting for companies in the United States. Consequently, investments in the China region are subject to the risk of confiscatory taxation, nationalization or expropriation of assets, potentially frequent changes in the law, and imperfect information.
China’s governmental actions and the actions of other governments can have a significant effect on the economic conditions in the China region, which could adversely affect the value and liquidity of investments. Investments in China involve a risk of total loss due to government action or inaction or other adverse circumstances. The Chinese central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. For example, the Chinese government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. In addition, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well, potentially having a significant adverse effect on economic conditions in the China region.
The Chinese government also maintains strict currency controls and imposes repatriation restrictions in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The imposition of currency controls and repatriation restrictions may negatively impact the performance and liquidity of the Fund as capital may become trapped in the China region. Chinese yuan currency exchange rates can be very volatile and can change quickly and unpredictably. Although the Chinese government has begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.
The Chinese securities markets are emerging markets characterized by greater price volatility relative to U.S. markets.   Liquidity risks may be more pronounced for the A-share market than for Chinese securities markets generally because the A-share market is subject to greater government restrictions and control. The A-share market is generally volatile, and the risks of investing include possible government intervention, as well as the risk that securities on the A-share market may be suspended from trading without an indication of how long the suspension will last, which may impair the liquidity of such securities. Price fluctuations of A-shares are limited per trading day.   In addition, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the United States.
The China region is highly dependent upon trading with key partners, including the U.S., and export growth continues to play a major role in China’s economic growth. Recent developments in relations between the U.S., other trading partners and China have heightened concerns of increased tariffs and restrictions on trade between the two countries, which could have an adverse effect on an investment in the China region, including but not limited to restrictions on investments in certain Chinese companies. For example, the U.S. has imposed sanctions on senior Chinese officials and certain employees of Chinese technology companies, and placed restrictions on U.S. investments in such companies. Increased tariffs or trade restrictions (and threats thereof) between China and the U.S. and other key trading partners could have an adverse impact on the Chinese economy and Chinese investments and could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry, Chinese issuers, the
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Eaton Vance China Equity Fund   |    Details of the Fund
Details of the Fund (Con’t)
liquidity or price of a Fund’s direct or indirect investments in China and, therefore, the Fund. In addition, the adoption or continuation of protectionist trade policies by one or more countries could lead to a decrease in demand for Chinese products and reduced flows of foreign capital to these economies. Moreover, a slowdown in other significant economies of the world, such as the United States, the European Union and certain Asian countries, may adversely affect economic growth in China. In addition, each of Hong Kong’s and Taiwan’s evolving relationship with the central government in Beijing has been a source of political unrest and may result in economic disruption.
Variable Interest Entities.  The Fund may gain economic exposure to certain operating companies in China through legal structures known as variable interest entities (“VIEs”). From time to time, the Fund’s investments in U.S.-listed shell companies relying on VIE structures to consolidate China-based operations may be significant. In a VIE structure, a China-based operating company (“Operating Company”) typically establishes an offshore shell company (“Shell Company”) in another jurisdiction, such as the Cayman Islands, which then enters into service and other contracts with the Operating Company and issues shares on a foreign exchange, like the New York Stock Exchange or Hong Kong Exchange. Investors in VIEs hold stock in the Shell Company rather than directly in the Operating Company and the Shell Company may not own stock or other equity in the Operating Company. Certain Chinese companies  have used VIEs to facilitate foreign investment because of Chinese governmental prohibitions or restrictions on non-Chinese ownership (e.g., by U.S. persons and entities such as the Fund) of companies in certain industries in China. Through a VIE arrangement, the Operating Companies indirectly raise capital from  U.S. investors without distributing ownership of the Operating Companies to U.S. investors.
Investments in VIEs are subject to risks in addition to those generally associated with investments in China. For example, breaches of the contractual arrangements, changes in Chinese law with respect to enforceability or permissibility of these arrangements or failure of these contracts to function as intended would likely adversely affect an investment in a VIE. In addition, VIEs are also subject to the risk of inconsistent and unpredictable application of Chinese law, that the Shell Company may lose control over the Operating Company and that the equity owners of the Operating Company may have interests conflicting with those of the Shell Company’s investors. There is also uncertainty related to the Chinese taxation of VIEs and the Chinese tax authorities may take positions which result in increased tax liabilities. Thus, investors, such as the Fund, face risks and uncertainty about future actions or intervention by the government of China at any time and without notice that could suddenly and significantly affect VIEs and the enforceability of  the Shell Company’s contractual arrangements with the Operating Company. If these risks materialize, the value of investments in VIEs could be significantly adversely affected and the Fund could incur significant losses with no recourse available.
Risks of Investing through Stock Connect. The Fund may invest in A-shares listed and traded through the Shanghai-Hong Kong Stock Connect program and the Shenzhen-Hong Kong Stock Connect programs (“Stock Connect”), which allow non-Chinese investors (such as the Fund) to purchase certain listed equities via brokers in Hong Kong, Stock Connect, or on such other stock exchanges in China that participate in Stock Connect from time to time. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. Moreover, Stock Connect A-shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. The Stock Connect program is a relatively new program and may be subject to further interpretation and guidance. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns.
H-Shares Risk. H-shares are foreign securities which, in addition to the risks described herein, are subject to the risk that the Hong Kong stock market may behave very differently from the mainland Chinese stock market. There may be little to no correlation between the performance of the Hong Kong stock market and the mainland Chinese stock market.
Red Chip Companies Risk. Red Chip company shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange and may also be traded by foreigners. Because Red Chip companies are substantially controlled by various Chinese governmental authorities, investing in Red Chip companies involves risks that political changes, social instability, regulatory uncertainty, adverse diplomatic developments, asset expropriation or nationalization, or confiscatory taxation could adversely affect the performance of Red Chip companies. Red Chip companies may be less efficiently run and less profitable than other companies.
Equity Securities. Equity securities include: common stocks; preferred stocks, including convertible and contingent convertible preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; depositary receipts, rights and warrants in underlying equity interests; and other securities that are treated as equity for  U.S. federal income tax purposes. The Fund cannot predict the income it might receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions.
The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; unexpected trading activity among retail investors; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline. Although stock prices can rebound, there is no assurance that values will return to previous levels.
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Eaton Vance China Equity Fund   |  Details of the Fund
Details of the Fund  (Con’t)
Foreign Investments. Investments  in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting standard practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such foreign issuers. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets. Evidence of ownership of certain foreign investments may be held outside the United States, and the Fund may be subject to the risks associated with the holding of such property overseas. Trading in certain foreign markets is also subject to liquidity risk.
Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. Foreign issuers may become subject to sanctions imposed by the United States or another country against a particular country or countries, organizations, entities and/or individuals, which could result in the immediate freeze of the foreign issuers’ assets or securities. The imposition of such sanctions could impair the market value of the securities of such foreign issuers and limit the Fund’s ability to buy, sell, receive or deliver the securities. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. If a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could also be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by other restrictions on investment. The risks posed by such actions with respect to a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Even if the Fund does not have significant investments in securities affected by sanctions, sanctions or the threat of sanctions may cause volatility in regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, including through global supply chain disruptions, increased inflationary pressures, and reduced economic activity, which could have a negative effect on the Fund’s performance. In addition, trade disputes may affect investor and consumer confidence and adversely affect financial markets and the broader economy, perhaps suddenly and to a significant degree. Events such as these and their impact on the Fund are difficult to predict.
In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks it does not have in the United States.
The Fund needs a license to invest directly in securities traded in many  non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, the Fund’s ability to continue to invest directly is subject to the risk that the license may be terminated or suspended. In some circumstances, the receipt of a non-U.S. license by one of Eaton Vance’s clients may prevent the Fund from obtaining a similar license. In addition, certain activities could cause the suspension or revocation of the Fund’s license.
Political events in foreign countries may cause market disruptions. For example, the United Kingdom (“UK”) left the European Union (“EU”) on January 31, 2020 (commonly known as “Brexit”). Market uncertainty remains regarding Brexit’s ramifications, and the range and potential implications of the possible political, regulatory, economic, and market outcomes in the UK, EU and beyond are not yet fully known. If one or more additional countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted.
In addition, the Holding Foreign Companies Accountable Act (the “HFCAA”) could cause securities of a foreign (non-U.S.) company, including American Depositary Receipts (“ADRs”), to be delisted from U.S. stock exchanges if the company does not allow the U.S. government to oversee the auditing of its financial information. Although the requirements of the HFCAA apply to securities of all foreign (non-U.S.) issuers, the SEC has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, the Fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. The Fund may also need to seek other markets in which to transact in such securities, which could increase the Fund’s costs.
As an alternative to holding foreign-traded investments, the Fund may invest in U.S. dollar-denominated investments of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market including depositary receipts, such as ADRs and Global Depositary Receipts (“GDRs”), which evidence ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on foreign markets, currency risk. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are established without the participation of the issuer. As a result, available
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Eaton Vance China Equity Fund   |    Details of the Fund
Details of the Fund (Con’t)
information concerning the issuer of an unsponsored depository receipt may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. Unsponsored depositary receipts may involve higher expenses, may not pass through voting or other shareholder rights and may be less liquid.
Emerging Markets Investments. The risks of foreign investments can be more significant in emerging markets.  Unless otherwise provided in the Fund’s principal investment strategies, an emerging market country is any country determined by the investment adviser to have an emerging market economy, considering factors such as the country’s political and economic stability, and the development of its financial and capital markets. Emerging markets may offer higher potential for gains and losses than investments in the developed markets of the world. Political and economic structures in emerging market countries generally lack the social, political and economic stability of developed countries, which may affect the value of the Fund’s investments in these countries and also the ability of the Fund to access markets in such countries. Securities markets within emerging market countries may experience low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets. Emerging markets investments may also include investments through complex structures that may lack transparency.
Governmental actions can have a significant effect on the economic conditions in emerging market countries, which also may adversely affect the value and liquidity of the Fund’s investments. In particular, trade disputes may result in governmental actions that could have an adverse effect on investments in emerging market countries, including but not limited to restrictions on investments in, or required divestment of, particular issuers or industries. Such actions may effectively restrict or eliminate the Fund’s ability to purchase or sell investments in emerging market countries, and thus may make them less liquid or more difficult to value, or may force the Fund to sell or otherwise dispose of such investments at inopportune times or prices. In certain emerging market countries, governments participate to a significant degree, through ownership or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payments of dividends. Further, investing in the securities of issuers with economic exposure to emerging market countries may present a greater risk of loss resulting from problems in security registration and custody, substantial economic or political disruptions, terrorism, armed conflicts and other geopolitical events, and the impact of tariffs and other restrictions on trade or economic sanctions. Geopolitical events such as nationalization or expropriation could even cause the loss of the Fund’s entire investment in one or more country.
There may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting, and recordkeeping standards and requirements comparable to those to which U.S. companies are subject and, therefore, material information related to an investment may not be available or reliable. The laws of emerging market countries relating to the limited liability of corporate shareholders, fiduciary duties of officers and directors, and bankruptcy of state enterprises are generally less developed than or different from such laws in the United States. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. In addition, due to jurisdictional limitations, U.S. authorities (e.g., SEC and the U.S. Department of Justice) may be limited in their ability to enforce regulatory or legal obligations in emerging market countries. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. The prices at which investments may be acquired may be affected by trading by persons with information that is not publicly available and by securities transactions by brokers in anticipation of transactions in particular securities. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund is heavily invested, the Fund’s ability to redeem Fund shares could become impaired. In such circumstances, the Fund may have to sell more liquid securities than it would otherwise choose to sell. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Foreign Currencies. The value of foreign assets and currencies as measured in  U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), and relations between nations and trading. Foreign currencies also are subject to settlement, custodial and other operational risks. Currency exchange rates can be affected unpredictably by intervention, or the failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. If the U.S. dollar rises in value relative to a foreign currency, a security denominated in that foreign currency will be worth less in U.S. dollars. If the U.S. dollar decreases in value relative to a foreign currency, a security denominated in that foreign currency will be worth more in U.S. dollars. A devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency. Costs are incurred in connection with conversions between currencies.
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Eaton Vance China Equity Fund   |  Details of the Fund
Details of the Fund  (Con’t)
Smaller Companies. Securities of smaller companies, which may include legally restricted securities, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the securities of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Because of the absence of any public trading market for some of these investments (such as those which are legally restricted) it may be more difficult to value these investments and may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.
Participation Notes. The Fund may gain exposure to securities in certain foreign markets through investments in participation notes (“P-Notes”). For instance, the Fund may purchase P-Notes to invest in foreign markets that restrict foreign investors, such as the Fund, from investing directly in individual securities. P-Notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity security. P-Notes involve transaction costs.
An investment in a  P-Note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and the P-Note may perform differently from its underlying security. While the holder of a P-Note is entitled to receive from the broker-dealer or bank any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as an owner of the underlying stock. P-Notes are considered general unsecured contractual obligations of the banks or broker-dealers that issue them as the counterparty. As such, the Fund must rely on the creditworthiness of the counterparty for its investment returns on the P-Notes. If the counterparty becomes insolvent, the Fund could lose the total value of its investment in the P-Note. Additionally, issuers of P-Notes and the calculation agent may have broad authority to control the foreign exchange rates related to the P-Notes and discretion to adjust a P-Note’s terms in response to certain events. There is also no assurance that there will be a secondary trading market for a P-Note or that the trading price of a P-Note will equal the value of the underlying security. P-Notes may be considered illiquid.
Derivatives. Generally, derivatives can be characterized as financial instruments whose performance is derived at least in part from the performance of an underlying reference instrument. Derivative instruments may be acquired in the United States or abroad consistent with the Fund’s investment strategy and may include the various types of exchange-traded and over-the-counter (“OTC”) instruments described herein and other instruments with substantially similar characteristics and risks. Fund obligations created pursuant to derivative instruments may give rise to leverage, which may subject the Fund to heightened risk of loss. The Fund may invest in a derivative transaction if it is permitted to own, invest in, or otherwise have economic exposure to the reference instrument. Depending on the type of derivative instrument and the Fund’s investment strategy, a reference instrument could be a security, instrument, index, currency, commodity, economic indicator or event (“reference instruments”). The Fund may engage in derivative transactions to mitigate the adverse effects of foreign currency fluctuations during the period between the purchase of a security and its settlement or as a substitute for the purchase and sale of securities.
Derivative instruments are subject to a number of risks, including adverse or unexpected movements in the price of the reference instrument, and  counterparty, liquidity, market, tax and leverage risks. Certain derivatives may also be subject to credit risk and interest rate risk. In addition, derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, indices or instruments they are designed to hedge or closely track. Use of derivative instruments may cause the realization of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if such instruments had not been used. Success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the reference instrument and the Fund’s assets. To the extent that a derivative instrument is intended to hedge against an event that does not occur, the Fund may realize losses.
OTC derivative instruments involve an additional risk in that the issuer or  counterparty may fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, an option or commodity exchange or swap execution facility or clearinghouse may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. There can be no assurance that the use of derivative instruments will benefit the Fund.
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Eaton Vance China Equity Fund   |    Details of the Fund
Details of the Fund (Con’t)
The  U.S. and non-U.S. derivatives markets have undergone substantial changes in recent years as a result of changes under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and regulatory changes in Europe, Asia and other non-U.S. jurisdictions. In particular, the Dodd-Frank Act and related regulations require most derivatives to be margined and/or cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on counterparties, and impose other regulatory requirements that impact derivatives markets. The SEC adopted Rule 18f-4 under the 1940 Act, which applies to the Fund’s use of derivative investments and certain financing transactions. Among other things, Rule 18f-4 requires certain funds that invest in derivative instruments beyond a specified limited amount (generally greater than 10% of a fund’s net assets) to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. To the extent a Fund uses derivative instruments (excluding certain currency and interest rate hedging transactions) in a limited amount (up to 10% of a Fund’s net assets), it will not be subject to the full requirements of Rule 18f-4. In addition, to the extent that the Fund enters into reverse repurchase agreements or similar financing transactions, the Fund may elect to either treat all of its reverse repurchase agreements or similar financing transactions as derivatives transactions for purposes of Rule 18f-4 or comply (with respect to reverse repurchase agreements or similar financing transactions) with the asset segregation requirements under Section 18 of the 1940 Act. The implementation of these requirements or additional future regulation of the derivatives markets may make the use of derivatives more costly, may limit the availability or reduce the liquidity of derivatives, and may impose limits or restrictions on the counterparties with which the Fund engages in derivative transactions. Fund management cannot fully predict the effects of any governmental regulation of the derivatives markets, and there can be no assurance that any government regulation will not adversely affect the Fund’s performance or ability to achieve its investment objective(s). Regulations adopted by federal banking regulators under the Dodd-Frank Act require that certain qualified financial contracts (“QFCs”) with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out and cross-default rights. QFCs include, but are not limited to, securities contracts, commodities contracts, forward contracts, repurchase agreements, securities lending agreements and swaps agreements, as well as related master agreements, security agreements, credit enhancements, and reimbursement obligations. If a covered counterparty of a Fund or certain of the covered counterparty’s affiliates were to become subject to certain insolvency proceedings, a Fund may be temporarily unable to exercise certain default rights, and the QFC may be transferred to another entity. In addition, under the rule, a Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security under the 1940 Act, provided that (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A Fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, a Fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may impact a Fund’s credit and counterparty risks.

Equity-Linked Securities. Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security. In addition to the risks of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security.

In addition, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund’s ability to enter into other transactions at a time when doing so might be advantageous.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (“currency forward”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect against an adverse change in the relationship between currencies or to increase exposure to a particular foreign currency.

Certain currency forwards may be individually negotiated and privately traded, exposing them to credit and  counterparty risks. The precise matching of the currency forward amounts and the value of the instruments denominated in the corresponding currencies will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that the use of currency forwards may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken

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Eaton Vance China Equity Fund   |  Details of the Fund
Details of the Fund  (Con’t)

and that currency forwards may create exposure to currencies in which the Fund’s securities are not denominated. In addition, it may not be possible to hedge against long-term currency changes. Currency forwards are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying currency forwards. As a result, available information may not be complete.

Counterparty Risk. A financial institution or other  counterparty with whom the Fund does business (such as trading, securities lending or as a derivatives counterparty), or that underwrites, distributes or guarantees any instruments that the Fund owns or is otherwise exposed to, may decline in financial condition and become unable to honor its commitments. This could cause the value of Fund shares to decline or could delay the return or delivery of collateral or other assets to the Fund.  Counterparty risk is increased for contracts with longer maturities.
Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular investments or close derivative positions at an advantageous market price. Trading opportunities are also more limited for securities and other instruments that are not widely held or are traded in less developed markets. These factors may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. It also may be more difficult to value less liquid investments. These effects may be exacerbated during times of financial or political stress. Increased Fund redemption activity also may increase liquidity risk due to the need of the Fund to sell portfolio investments and may negatively impact Fund performance.
The Fund will not acquire any illiquid investment if, immediately after the acquisition, the Fund will have invested more than 15% of its net assets in illiquid investments. Illiquid investments mean any investments that the Fund’s investment adviser and/or sub-adviser, as applicable, reasonably expect cannot be sold or disposed of in seven calendar days or less under then-current market conditions without the sale or disposition significantly changing the market value of the investment.
Focused Investment Risk. To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, currency, country, region, group of countries, asset class or sector, the Fund’s net asset value may be more volatile and the Fund will be subject to greater risk than a fund that invests in a more diverse investment portfolio. Similarly, to the extent the Fund holds investments with closely correlated market prices, it will be subject to greater risk than a fund with investments that are not as closely correlated. Changes in the value of a single security or issuer or the impact of a single economic, political, or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.
A fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and a resulting decline in the market price of those issuers’ securities as compared to a fund that invests in the securities of a larger number of issuers. Companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.
Similarly, funds having a significant portion of their assets in investments tied economically to a particular geographic region, country, or market (e.g., emerging markets) or to sectors within a region, country, or market have more exposure to regional and country economic risks than do funds whose investments are more geographically diverse. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political, or other developments.
Financials Sector Risk. To the extent  the Fund  invests a substantial portion of its assets in the financials sector, factors that have an adverse impact on this sector may have a disproportionate impact on the Fund’s performance. The financials sector can be affected by global and local economic conditions, such as the levels and liquidity of the global and local financial and asset markets, the absolute and relative level and volatility of interest rates and equity prices, investor sentiment, inflation, and the availability and cost of credit. Companies in the financials sector may be subject to extensive government regulations that affect the scope of their activities, the prices they can charge for products and services, and the amount of capital they must maintain. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of the financials sector. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. In addition, adverse developments that affect financial institutions or the financials sector generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund, or issuers in which the Fund invests. The Fund and issuers in which it invests may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.
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Eaton Vance China Equity Fund   |    Details of the Fund
Details of the Fund (Con’t)
Consumer Discretionary Sector Risk. To the extent the Fund invests a substantial portion of its assets in the consumer discretionary sector, the value of Fund shares may be particularly impacted by events that adversely affect the consumer discretionary sector. The consumer discretionary sector, which encompasses companies that sell nonessential goods and services to consumers, is sensitive to  macroeconomic conditions. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, inflationary pressures, currency exchange rates, supply chains, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns and other economic or social factors affecting consumer demand. These companies may be subject to competition, which may have an adverse impact on their profitability. Governmental regulation, including price controls and regulations on packaging, labeling, competition, and certification, may affect the profitability of certain companies in which the Fund may invest. Companies operating in this sector may also be adversely affected by government and private litigation.
Communications Services Sector Risk. Companies in the communication services sector comprise companies in the telecommunication services industry as well as those in the media and entertainment industry. Companies in the communication services sector may be affected by risks such as significant competition, technological obsolescence, engagement and retention of consumers, substantial capital requirements, government regulation, varying levels of consumer demand, and cybersecurity concerns.
Companies in this sector face significant industry competition and a high risk of technological obsolescence. The investment of capital to formulate innovative and engaging consumer products and services, market a company’s products and services, and impede the risk of obsolescence, may be costly and does not guarantee that the company will successfully address these risks. Companies in the communication services sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in developing new products and services using new technology.
In addition, the engagement and retention of consumers is unpredictable as a result of varying levels of consumer demand. The fluctuation of consumer demand may be even more difficult to manage if companies operate in more than one country.
Companies in the communication services sector are often subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new regulatory requirements may negatively affect profits. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices and patent and copyright protections, may be unpredictable.
In addition, companies may be susceptible to network and cybersecurity breaches resulting in potential theft of proprietary or consumer information and/or disruptions in service, which could have material adverse effect on their profitability and reputation.
Geographic and Sector Risk. Because the Fund may invest significantly in a particular geographic region, country, or group of countries and may, under certain market conditions, invest a significant portion of its assets in one or more sectors, the value of Fund shares may be affected by the economic, political, social, financial, business, and other conditions or events that adversely affect that region, country, or group of countries. The Fund’s  NAV may be more volatile than that of a fund that invests more broadly.
Securities Lending. The Fund may lend its portfolio securities to broker-dealers and other institutional borrowers. During the existence of a loan, the Fund will continue to receive the equivalent of the interest paid by the issuer on the securities loaned, or all or a portion of the interest on investment of the collateral, if any. The Fund may pay lending fees to such borrowers. Loans will only be made to firms that have been approved by the investment adviser, and the investment adviser or the securities lending agent will periodically monitor the financial condition of such firms while such loans are outstanding. Securities loans will only be made when the investment adviser believes that the expected returns, net of expenses, justify the attendant risks. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The Fund may engage in securities lending to generate income. Upon return of the loaned securities, the Fund would be required to return the related collateral to the borrower and may be required to liquidate portfolio securities in order to do so. The Fund may lend up to one-third of the value of its total assets or such other amount as may be permitted by law.
As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. To the extent that the portfolio securities acquired with such collateral have decreased in value, it may result in the Fund realizing a loss at a time when it would not otherwise do so. As such, securities lending may introduce leverage into the Fund. The Fund also may incur losses if the returns on securities that it acquires with cash collateral are less than the applicable rebate rates paid to borrowers and related administrative costs.
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Eaton Vance China Equity Fund   |  Details of the Fund
Details of the Fund  (Con’t)
Borrowing. The Fund is permitted to borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions). Any borrowings by the Fund are subject to the requirements of the 1940 Act. Borrowings are also subject to the terms of any credit agreement between the Fund  and lender(s). Fund borrowings may be equal to as much as 33 1/3% of the value of the  Fund’s total assets (including such borrowings) less the Fund’s liabilities (other than borrowings). The Fund will not purchase additional investments while outstanding borrowings exceed 5% of the value of its total assets.
In addition, the Fund will be required to maintain a specified level of asset coverage with respect to all borrowings and may be required to sell some of its holdings to reduce debt and restore coverage at times when it may not be advantageous to do so. The rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Fund under a credit facility are senior to the rights of holders of shares with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lenders may have the right to cause a liquidation of the collateral (i.e., sell Fund assets) and, if any such default is not cured, the lenders may be able to control the liquidation as well.
Cash and Money Market Instruments; Temporary Defensive Positions. The Fund may invest in cash or money market instruments, including high quality short-term instruments or an  affiliated investment  company that invests in such instruments. During unusual market conditions, including for temporary defensive purposes, the Fund may invest up to 100% of its assets in cash or money market instruments, which may be inconsistent with its investment objective(s) and other policies, and as such, the Fund may not achieve its investment objective(s) during this period.
Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a  counterparty.
Issuer Non-Diversification. A “non-diversified” fund can invest more of its assets in a smaller number of issuers than diversified funds. Focusing investments in a smaller number of issuers could result in greater potential losses than for funds investing in a broader variety of issuers, and the value of a non-diversified fund’s shares may be more volatile than the values of shares of more diversified funds. However, the Fund intends to qualify as a regulated investment company under the Code. This requires the Fund to limit its investments so that, at the end of each fiscal quarter, at least 50% of the Fund’s total assets are invested in (i) cash and cash items, U.S. Government securities and securities of other regulated investment companies, and (ii) single issuers that are less than 5% of the total assets of the Fund and not more than 10% of the outstanding voting shares of the issuer. In addition, at the end of each fiscal quarter, not more than 25% of the value of the Fund’s total assets can be invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.
Converting to Hub and Spoke Structure. The Fund  may invest all of its assets in an open-end management investment company (“Portfolio”) with substantially the same investment objective, policies and restrictions as the Fund. Any such Portfolio would be advised by the Fund’s investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. The Fund may initiate investments in a Portfolio at any time without shareholder approval.
Cybersecurity Risk. With the increased use of technologies by Fund service providers to conduct business, such as the Internet, the Fund is susceptible to operational, information security and related risks. The Fund relies on communications technology, systems, and networks to engage with clients, employees, accounts, shareholders, and service providers, and a cyber incident may inhibit the Fund’s ability to use these technologies. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites. A denial-of-service attack is an effort to make network services unavailable to intended users, which could cause shareholders to lose access to their electronic accounts, potentially indefinitely. Employees and service providers also may not be able to access electronic systems to perform critical duties for the Fund, such as trading and NAV calculation, during a denial-of-service attack. There is also the possibility for systems failures due to malfunctions, user error and misconduct by employees and agents, natural disasters, or other foreseeable and unforeseeable events.
Because technology is consistently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber attack. Similar types of  cybersecurity risks also are present for issuers of securities in which the Fund invests, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber attacks, technological disruptions, malfunctions or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Fund from, among other things,
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Eaton Vance China Equity Fund   |    Details of the Fund
Details of the Fund (Con’t)
buying or selling the Fund or accurately pricing its securities. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber incidents consistently. In addition to deliberate cyber attacks, unintentional cyber incidents can occur, such as the inadvertent release of confidential information by the Fund or its service providers.
The Fund uses third party service providers who are also heavily dependent on computers and technology for their operations.  Cybersecurity failures by or breaches of the Fund’s investment adviser or administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, may disrupt and otherwise adversely affect their business operations. This may result in financial losses to the Fund, impede Fund trading, interfere with the Fund’s ability to calculate its NAV, limit a shareholder’s ability to purchase or redeem shares of the Fund or cause violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, litigation costs, or additional compliance costs. While many of the Fund’s service providers have established business continuity plans and risk management systems intended to identify and mitigate cyber attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. The Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.
ESG Investment Risk. To the extent that the  investment adviser and/or sub-adviser consider  environmental, social and/or governance (“ESG”) issues as a component in their investment decision-making process, the Fund’s performance may be impacted. Additionally, the investment adviser’s and/or sub-adviser’s consideration of ESG issues in their investment decision-making process may require subjective analysis and the ability of the investment adviser and/or sub-adviser  to consider ESG issues may be difficult if data about a particular issuer (or obligor) is limited. The investment adviser’s and/or sub-adviser’s consideration of ESG issues may contribute to the investment adviser’s and/or sub-adviser’s  decision to forgo opportunities to buy certain securities. ESG issues with respect to an issuer (or obligor) or the investment adviser’s and/or sub-adviser’s assessment of such may change over time. The investment adviser and/or sub-adviser does not expect to engage company management for all Fund portfolio holdings on material ESG issues. The investment adviser’s and/or sub-adviser’s consideration of whether to engage with company management on ESG issues may require subjective analysis and there can be no assurance that the process utilized or any judgment exercised by the investment adviser and/or sub-adviser in its engagement process will reflect the beliefs or values of any particular investor.
Large Transactions Risk. The Fund may experience adverse effects when large shareholders, or a number of shareholders collectively purchase or redeem large amounts of shares of the Fund (“large shareholder transactions”). Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large shareholder transactions may also result in taxable income and/or gains for the Fund, which may increase taxable distributions to shareholders, and may also increase transaction costs. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged investment plans. To the extent that such transactions result in short-term capital gains, such gains when distributed by the Fund will generally be taxed at the ordinary income tax rate for individual shareholders who hold Fund shares in a taxable account. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. A number of circumstances may cause the Fund to experience large redemptions, including, but not limited to, the occurrence of significant events affecting investor demand for securities or asset classes in which the Fund invests; changes in the eligibility criteria for the Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time.
Geopolitical Risk. The increasing interconnectivity between global economies and markets increases the likelihood that events or conditions in one country, region, sector, industry or market or, with respect to one company, may adversely impact issuers in a different country, region, sector, industry or market. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact the Fund’s investments. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord, war, banking or debt crises and downgrades, among others, may result in market volatility and may have short and/or long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).
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Eaton Vance China Equity Fund   |  Details of the Fund
Details of the Fund  (Con’t)
Such global events may negatively impact broad segments of businesses and populations, cause a significant negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price, and/or exacerbate pre-existing political, social and economic risks to the Fund. The Fund’s operations may be interrupted and any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.
Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing, which may impact such economies and markets in ways that cannot be foreseen at this time.
The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the  Fund invests.
Some countries, including the United States, have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between the United Kingdom and the European Union, and the risks associated with trade negotiations between the United States and China, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, the current strength of the U.S. dollar may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.
Regulators in the United States have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the  Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the  Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the  Fund and its investments or operations could be negatively impacted.
There is widespread concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change may negatively impact certain issuers and/or industries.
General. The Fund’s 80% Policy will not be changed unless shareholders are given at least 60 days’ advance written notice of the change. Unless otherwise stated, the Fund’s investment objective and certain  other policies may be changed without shareholder approval. Shareholders will receive 60 days’ advance written notice of any material change in the investment objective. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the SAI. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.
The Fund’s annual operating expenses are expressed as a percentage of the Fund’s average daily net assets and may change as Fund assets increase and decrease over time. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations or to widely accepted market conventions or standards could have an adverse effect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy. With the increased use of technologies by Fund service providers, such as the Internet, to conduct business, the Fund is susceptible to operational, information security and related risks. See “Additional Information about Investment Strategies and Risks” in the Fund’s SAI. In addition, it is expected that confidential or material non-public information regarding an investment or potential investment opportunity may become available to the investment adviser. If such information becomes available, the investment adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition
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Eaton Vance China Equity Fund   |    Details of the Fund
Details of the Fund (Con’t)
opportunity with respect to such investment or investment opportunity and the investment adviser may be restricted in its ability to cause the Fund to buy or sell securities of an issuer for substantial periods of time when the Fund otherwise could realize profit or avoid loss. This may adversely affect the Fund’s flexibility with respect to buying or selling securities and may impair the Fund’s liquidity.
Management and Organization
Management
The Fund’s investment adviser is Boston Management and Research (“BMR”). BMR is an indirect, wholly owned subsidiary of Morgan Stanley. BMR, a registered investment adviser, has offices at One Post Office Square, Boston, MA 02109. Eaton Vance Management (“Eaton Vance”), BMR, and their predecessor organizations have been managing assets since 1924 and managing mutual funds since 1931.
Morgan Stanley (NYSE: MS), whose principal offices are at 1585 Broadway, New York, New York 10036, is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of September 30, 2025, Morgan Stanley’s asset management operations had aggregate assets under management or supervision of approximately $1.8 trillion.
Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Morgan Stanley Investment Management Company (“MSIM Company”), a registered investment adviser. MSIM Company is located at 23 Church Street, 16-01 Capital Square, Singapore 049481. BMR pays MSIM Company a portion of the advisory fee for sub-advisory services provided to the Fund. MSIM Company is a wholly owned subsidiary of Morgan Stanley.
In rendering investment advisory services to the Fund, the Sub-Adviser uses the portfolio management, research and other resources of Morgan Stanley Asia Limited (“MSAL”), a foreign (non-U.S.) affiliate of MSIM Company that is not registered under the 1940 Act, and may provide services to the Fund through this “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.
The Fund’s Form N-CSR filing covering the fiscal year ended August 31 provides information regarding the basis for the Trustees’ approval of the investment advisory and sub-advisory agreements. Under its investment advisory agreement with the Fund,  BMR receives a monthly investment advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate (for each level)*
Up to $500 million	0.750%
$500 million but less than $1 billion	0.700%
$1 billion but less than $1.5 billion	0.675%
$1.5 billion but less than $2 billion	0.675%
$2 billion but less than $3 billion	0.660%
$3 billion and over	0.580%
* Pursuant to Amendment No. 1 to the Investment Advisory Agreement effective May 1, 2021.
For the fiscal year ended  August 31, 2025, the effective annual rate of investment advisory fee, based on average daily net assets of the Fund, was 0.75%.
Amay Hattangadi is the portfolio manager of the Fund. Mr. Hattangadi, Managing Director of MSIM Company, has been associated with the Sub-Adviser in an investment management capacity since 1997.
The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.
Eaton Vance serves as the administrator of the Fund, providing the Fund with administrative services and related office facilities. In return, the Fund is authorized to pay Eaton Vance a monthly administrative fee equal to 0.15% annually of average daily net assets.
Eaton Vance provides sub-transfer agency and related services to Eaton Vance  mutual funds pursuant to a Sub-Transfer Agency Support Services Agreement. For its services under the agreement, Eaton Vance receives an aggregate fee from such funds equal to its actual expenses incurred in performing such services.
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Eaton Vance China Equity Fund   |  Details of the Fund
Details of the Fund  (Con’t)
Organization
The Fund is a series of Eaton Vance Growth Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing Trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).
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Eaton Vance China Equity Fund | Shareholder Information
Shareholder Information
Valuing Shares
You may buy or sell (redeem) shares of the  Fund at the NAV next determined for the class after receipt of your order in good order, plus any applicable sales charge. The  Fund’s NAV is determined as of the close of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (typically Monday through Friday) (the “Pricing Time”). The  Fund is closed for business and will not issue a NAV on the following business holidays and any other business day that the NYSE is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On holidays or other days when the NYSE is closed, the NAV is generally not calculated and the  Fund generally does not transact purchase or redemption requests. However, on those days, the value of the Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open. In addition, trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the  Fund does not price its interests or transact purchase or redemption requests.
If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the  Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its  NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as its investment adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the investment adviser’s opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the investment adviser in accordance with applicable fair value pricing policies and in accordance with applicable law. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. To the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your shares. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order by the close of regular trading on the NYSE in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).
The Board has adopted procedures for valuing investments (the “Procedures”) and has delegated to the investment adviser, as valuation designee, the daily valuation of such investments. Pursuant to the Procedures, securities and other investments held by the  Fund for which market quotations are readily available are generally valued at market value. Exchange-listed investments (including certain derivatives) are normally valued at last sale or closing prices. Exchange-traded options are valued at the mean of the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options, or by the relevant exchange or board of trade for non-U.S. listed options. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Most loans and other debt obligations are valued using prices supplied by one or more pricing services.
Pursuant to the Procedures, if market quotations are not readily available (or otherwise not reliable) for a particular investment, the fair value of the investment will be determined by the investment adviser, as valuation designee. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the  Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. As such, the Fund will use fair value pricing if, for example, market prices or a pricing service’s prices (as applicable) are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before portfolio assets are valued that cause or are likely to cause a market quotation to be unavailable or unreliable, such as corporate actions, regulatory news, or natural disasters or governmental actions that may affect investments in a particular sector, country or region. In addition, for foreign equity securities and total return swaps and futures contracts on foreign indices that meet certain criteria, the Board has approved the use of a fair value service that values such investments to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other investments that have a strong correlation to the fair valued investments.  An investment that is fair valued may be valued at a price higher or lower than (i) actual market quotations, (ii) the value determined by other funds using their own fair valuation procedures, or (iii) the price at which the investment could have been sold during the period in which fair valuation was used with respect to such investment to calculate the  Fund’s NAV. Because foreign investments held by the Fund, if any, may trade on days when Fund shares are not priced, the value of such investments, and thus the net asset value of the Fund’s shares, can change on days when Fund shares cannot be redeemed or purchased. Eaton Vance  has established a Valuation Committee that oversees the valuation of investments.
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Eaton Vance China Equity Fund   |  Shareholder Information
Shareholder Information (Con’t)
Purchasing Shares
Set forth below is information about the manner in which the Fund offers shares. A financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in this Prospectus. All variations described in Appendix A are applied by, and the responsibility of, the identified financial intermediary. Sales charge variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through an intermediary identified on Appendix A should read the terms and conditions of Appendix A carefully. See also “Shareholder Account Features – ‘Street Name’ Accounts.” For the variations applicable to shares offered through certain financial intermediaries, please see Appendix A  – Financial Intermediary Sales Charge Variations. A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary.
You may purchase shares through your financial intermediary or by mailing an account application form to the transfer agent (see back cover for address). Purchase orders will be executed at the net asset value (plus any applicable sales charge)  next determined after their receipt in proper form (meaning that the order is complete and contains all necessary information) by the  Fund’s transfer agent. The  Fund’s transfer agent or your financial intermediary must receive your purchase in proper form no later than the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) for your purchase to be effected at that day’s net asset value. If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you.
The Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The U.S. registered funds sponsored by the Eaton Vance organization (the “Eaton Vance funds”)  generally do not accept investments from residents of the European Union, the United Kingdom or Switzerland. The Eaton Vance funds also do not accept investments from other non-U.S. residents, provided that a fund may accept investments from certain non-U.S. investors at the discretion of the principal underwriter. The Fund does not  issue share certificates.
As used throughout this Prospectus, the term “employer sponsored retirement plan” includes the following: an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Code (such as a 401(k) plan, money purchase pension, profit sharing and defined benefit plan); ERISA covered 403(b) plan; Taft-Hartley multi-employer plan; and non-qualified deferred compensation arrangements that operate in a similar manner to a qualified retirement plan (including 457 plans and executive deferred compensation arrangements). Individual Retirement Accounts (“IRAs”) are not employer sponsored retirement plans for purposes of this definition.
Class A and Class C Shares
Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment. The Fund no longer accepts direct purchases of Class C shares by accounts for which no broker-dealer or other financial intermediary is specified. Any direct purchase received by the Fund’s transfer agent for Class C shares for such accounts will automatically be invested in Class A shares.
The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including employer sponsored retirement plans and proprietary fee-based programs sponsored by financial intermediaries), persons affiliated with Eaton Vance, its affiliates and certain Fund service providers, and for the Reflow Liquidity program  (as described in the SAI). The Class A minimum initial investment amount is waived for permitted exchanges of shares of a registered closed-end fund operated as an “interval fund” that continuously offers its shares at NAV and that is advised or sponsored by Eaton Vance or its affiliates. The investment adviser, in its sole discretion, may waive a minimum initial investment amount in certain cases.
Class I Shares
Your initial investment must be at least $1,000,000, except as noted below. Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and employer sponsored retirement plans. Class I shares may also be available through brokerage platforms of broker-dealer firms that have agreements with the Fund’s principal underwriter to offer Class I shares solely when acting as an agent for the investor. An investor acquiring Class I shares through such platforms may be required to pay a commission and/or other forms of compensation to the broker. The Fund offers other share classes that have different fees and expenses.  Class I shares also are offered to investment and institutional clients of Eaton Vance  and its affiliates and certain persons affiliated with Eaton Vance. The investment adviser, in its sole discretion, may waive eligibility requirements in certain cases.
The Class I minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates, and the  ReFlow Liquidity Program  (as described in the SAI).    The minimum initial investment also is waived for: (i) permitted exchanges, including exchanges of shares of a registered closed-end fund operated as an “interval fund” that continuously offers its shares at NAV and that is advised or sponsored by Eaton Vance or its affiliates;  (ii) employer sponsored retirement plans; (iii) corporations, endowments and foundations
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Eaton Vance China Equity Fund   |    Shareholder Information
Shareholder Information (Con’t)
with assets of at least $100 million; (iv) Class I shares purchased through the brokerage platforms described above; and (v) accounts of clients of financial intermediaries who (a) charge an ongoing fee for advisory, investment, consulting or similar services, or (b) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform (in each case, as described above). The investment adviser, in its sole discretion, may waive a minimum initial investment amount in certain cases.
Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone Eaton Vance Shareholder Services at 1-800-262-1122  to be assigned an account number. You may request an account application by calling 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time). Shareholder Services must be advised by telephone of each additional investment by wire.
Subsequent Investments
Subsequent investments of any amount may be made at any time, including through automatic investment each month or quarter from your bank account. You may make automatic investments of $50 or more each month or each quarter from your bank account provided such investments equal a minimum of $200 per year. You can establish bank automated investing on the account application or by providing written instructions to the Fund’s transfer agent. Please call 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time)  for further information.
You also may make additional investments by accessing your account via the Eaton Vance website at www.eatonvance.com. The trade date of purchases made through the Internet from a pre-designated bank account will be the day the purchase is requested through the  Eaton Vance website (provided the request is on a business day and submitted no later than the close of regular trading on the NYSE). For more information about purchasing shares through the Internet, please call 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time).
Inactive Accounts and Risk of Escheatment
In accordance with state “unclaimed property” laws, your Fund shares may legally be considered abandoned and required to be transferred to the relevant state (also known as “escheatment”) under various circumstances. These circumstances, which vary by state, can include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder  is returned by the post office as undeliverable), uncashed checks or a combination of these. An incorrect address may cause a shareholder’s  account statements and other mailings to be returned to the Fund or your financial intermediary. Since states’ statutory requirements regarding inactivity differ, it is important to regularly contact your financial intermediary or the Fund’s transfer agent. The process described above, and the application of state escheatment laws, may vary by state and/or depending on how shareholders hold their shares in the Fund. Escheatment with respect to a retirement account is subject to a 10% federal withholding on the account.
It is your responsibility to ensure that you maintain a valid mailing address for your account, keep your account active by contacting your financial intermediary or the Fund’s transfer agent (e.g., by mail or telephone), and promptly cash all checks for dividends, capital gains and redemptions. Neither the Fund nor the investment adviser(s) will be liable to shareholders  or their representatives for good faith compliance with escheatment laws.
For more information, please see https://www.eatonvance.com/mutual-funds-and-unclaimed-property.php or please contact us at 1-800-262-1122.
Restrictions on Excessive Trading and Market Timing
The  Fund is  not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales (including exchanges, if permitted) of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).
A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or illiquid, is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser(s) and sub-adviser(s) are authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the  Fund.
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Eaton Vance China Equity Fund   |  Shareholder Information
Shareholder Information (Con’t)
The Boards of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects (the “Policy”). Under the Policy, the Board has delegated to Eaton Vance, acting in its capacity as the Fund’s sub-transfer agent, the responsibility to reject or cancel a purchase order, suspend or terminate an exchange privilege or terminate the ability of a shareholder to invest in the Eaton Vance funds if Eaton Vance determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund.
Pursuant to the Policy, two “round-trips” completed by a Fund shareholder within 90 days through one or more accounts (the “Limitation”) generally will be deemed to be indicative of market timing or trading excessively in fund shares. A “round trip” is defined as a purchase or exchange into a fund followed or preceded by a redemption or exchange out of the fund. Purchases and redemptions subject to the Limitation include those made by exchanging to or from another fund. Eaton Vance will evaluate transactions in Fund shares that violate the Limitation to determine whether they are likely to be detrimental to the Fund. In making such a determination, Eaton Vance may consider various factors, such as the amount, frequency and nature of trading activity. If such a determination is made,  the Fund shareholder may be subject to restrictions on trading Fund shares, as described above. Eaton Vance uses reasonable efforts to detect market timing and excessive trading activity that is likely to be detrimental to the Fund, but it cannot ensure that it will be able to identify all such cases. Eaton Vance may also reject or cancel any purchase order (including an exchange) from a shareholder or group of shareholders for any other reason. In applying the Policy, and in particular when determining whether a transaction is likely to be detrimental to the Fund, Eaton Vance will be required to make judgments that are inherently subjective and will depend on the specific facts and circumstances. Such determinations will be made in a manner believed to be in the best interest of the  Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.
The following fund share transactions generally are exempt from the Policy because they generally do not raise market timing or excessive trading concerns:

•
transactions (i) made pursuant to the Fund’s systematic purchase, exchange or redemption plan, (ii) made as the result of automatic reinvestment of dividends or distributions, or (iii) initiated by the  Fund (e.g., for transactions due to a failure to meet applicable account minimums);

•
transactions made by participants in employer sponsored retirement plans involving (i) participant payroll or employer contributions or loan repayments, (ii) redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or (iii) rollovers;

•	transactions in shares of Eaton Vance Short Duration Government Income Fund; or

•
investments in a fund by ReFlow in connection with the ReFlow liquidity program (if applicable to the  Fund, the ReFlow liquidity program is described under “Investment Objectives & Principal Policies and Risks” above).

The following Fund share transactions generally are exempt from the Limitation; however, these transactions are subject to monitoring by Eaton Vance and may be subject to restrictions if deemed likely to be detrimental to  the Fund:

•	transactions made by model-based discretionary advisory accounts; or

•	transactions made by funds that invest in the Fund as part of an asset reallocation in accordance with their investment policies or in response to Fund inflows and outflows.

It may be difficult for Eaton Vance to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. Eaton Vance has provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Policy to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to  the  Fund. Eaton Vance may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than the Policy. Although Eaton Vance reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, Eaton Vance typically will not request or receive individual account data unless suspicious trading activity is identified. Eaton Vance generally relies on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own policies or the Policy. Eaton Vance cannot ensure that these financial intermediaries will in all cases apply the Policy or their own policies, as the case may be, to accounts under their control.
Choosing a Share Class
The Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and privileges, and will likely have different share prices due to differences in class expenses. A share class also may be subject to a sales charge. In choosing the class of shares that suits your investment needs, you should consider:

•	how long you expect to own your shares;

•	how much you intend to invest; and

•	the total operating expenses associated with owning each class.

24

Eaton Vance China Equity Fund   |    Shareholder Information
Shareholder Information (Con’t)
Each investor’s considerations are different. You should speak with your financial intermediary to help you decide which class of shares to purchase. Set forth below is a brief description of each class of shares offered by the Fund.

Class A shares are offered at net asset value plus a front-end sales charge of up to 5.25%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of  $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay distribution and service fees equal to 0.25% annually of average daily net assets.

Class C shares are offered through financial intermediaries at net asset value with no front-end sales charge. If you sell your Class C shares within 12 months of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the CDSC for Class C may be waived (such as certain redemptions from employer sponsored retirement plans). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution and service fees equal to 1.00%  annually of average daily net assets. Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate market value of all Eaton Vance  fund shares held within the purchasing shareholder’s account(s)) is $1 million or more. Investors considering cumulative purchases of $1 million or more  should consider whether another Class of shares would be more appropriate and consult their financial intermediary. The  Fund no longer accepts direct purchases of Class C shares by accounts for which no broker-dealer or other financial intermediary is specified. Any direct purchase received by the  Fund’s transfer agent for Class C shares for such accounts will automatically be invested in Class A  shares. In addition, Class C shares held in an account for which no financial intermediary is specified and which are not subject to a CDSC will periodically be converted to Class A  shares.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and employer sponsored retirement plans. Class I shares may also be available through brokerage platforms of broker-dealer firms that have agreements with the Fund’s principal underwriter to offer Class I shares solely when acting as an agent for the investor. An investor acquiring Class I shares through such platforms may be required to pay a commission and/or other forms of compensation to the broker. Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates, and certain persons affiliated with Eaton Vance (including employees, officers and directors of Eaton Vance’s affiliates).  Class I shares do not pay distribution or service fees.

Payments to Financial Intermediaries
In addition to payments disclosed under “Sales Charges” below, the  principal underwriter, out of its own resources, may make cash payments to certain financial intermediaries (which may include affiliates of the principal underwriter and investment adviser) who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary. Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance  funds. The principal underwriter may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.
Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting,  recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this Prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.
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Shareholder Information (Con’t)
Sales Charges
Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

Amount of Purchase	Sales Charge* as a Percentage of Offering Price	Sales Charge* as a Percentage of Net Amount Invested	Dealer Commission as a Percentage of Offering Price
Less than $50,000	5.25%	5.54%	4.75%
$50,000 but less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.50%
$1,000,000 or more	0.00**	0.00**	TIERED**
*	Because the offering price per share, which includes the front-end sales charge, is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
**	No sales charge is payable at the time of purchase on investments of $1 million or more. The principal underwriter will pay a commission to financial intermediaries on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $4 million; plus 0.50% on amounts of $4 million but less than $15 million; plus 0.25% on amounts of $15 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.
Reducing or Eliminating Class A Sales Charges
Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your financial intermediary or  the  Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your financial intermediary or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.
Right of Accumulation
Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total is $50,000 or more. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including employer sponsored retirement plans and IRAs) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).
Statement of Intention
Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the  Fund to sell) the full amount indicated in the statement. If during the 13-month period you redeem any of the shares that you purchased pursuant to the statement of intention, the value of the redeemed shares will not be included for purposes of satisfying your statement of intention. For additional information about statements of intention, see “Sales Charges” in the SAI.
Class A shares are offered at net asset value (without a sales charge) to accounts of clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform, or self-directed brokerage accounts that may or may not charge transaction fees to customers; or (iii) employer sponsored retirement plans. Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; direct purchases of shares by accounts where no financial intermediary is specified; and to certain fund service providers as described in the SAI. Class A shares are also offered at net asset value to shareholders who make a permitted direct transfer or roll-over to an Eaton Vance  prototype IRA from an employer-sponsored retirement plan previously invested in Eaton Vance funds (applicable only to the portion previously invested in Eaton Vance  funds), provided that sufficient documentation is provided to the transfer agent of such transfer or roll-over at the time of the account opening. Class A shares may also be purchased at net asset value pursuant to the
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Shareholder Information (Con’t)
exchange privilege and when distributions are reinvested. A financial intermediary may not, in accordance with its policies and procedures, offer one or more of the waiver categories described above and shareholders should consult their financial intermediary for more information. The Fund may eliminate, modify or add to the terms of these sales charge waivers at any time without providing notice to shareholders.
Contingent Deferred Sales Charge
Class A and Class C shares are  subject to a CDSC on certain redemptions. The CDSC generally is paid to the principal underwriter. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 12 months of purchase.  Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. CDSCs are based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.
The sales commission payable to financial intermediaries in connection with sales of Class C  shares is described under “Distribution and Service Fees” below.
CDSC Waivers
CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and in connection with certain redemptions from employer sponsored retirement plans or IRAs to satisfy required minimum distributions or to return excess contributions made to IRAs, if applicable. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required). The CDSC on Class A and Class C shares  will be waived in connection with sales of Class A and Class C shares  for which no commission or transaction fee was paid by the Distributor or Financial Intermediary at the time of purchase of such shares.
Conversion Feature
Effective November 5, 2020 (the “Effective Date”), Class C shares of the Fund will convert automatically to Class A  shares of the Fund during the month following the eight year anniversary of the purchase of such Class  C shares. If a financial intermediary that maintains a Class C shareholder’s account has not tracked the holding period for Class C shares, Class C shares held as of the Effective Date will automatically convert to Class A shares eight years after the Effective Date. In addition, Class C shares held in an account with the Fund’s transfer agent for which no financial intermediary is specified and that are not subject to a CDSC will be converted to Class A shares of the Fund periodically.
In some circumstances, the Board may determine to cease to offer and subsequently close an existing class of Fund shares. In such circumstances, the Fund may automatically convert the shares for such class into another share class, subject to prior notice to shareholders of the impacted class. Any such conversion will occur at the respective net asset value of each class as of the conversion date without the imposition of any fee or other charges by the Fund.
Distribution and Service Fees
Class A and Class C shares have in effect plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of shares and service fees for personal and/or shareholder account services (so-called “12b-1 fees”). Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter generally compensates financial intermediaries on sales of Class C shares (except exchange transactions and reinvestments) in an amount equal to 1.00% of the purchase price of the shares. After the first year, such financial intermediaries also receive 0.75%  of the value of outstanding Class C shares sold by such financial intermediaries in annual distribution fees. With respect to purchases of Class C shares by certain employer sponsored retirement plans, the principal underwriter does not compensate the financial intermediary at the time of sale. In such cases, the financial intermediary receives 0.75%  of the value of outstanding Class C shares sold by such financial intermediary in annual distribution fees immediately after the sale. Class C shares also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.25%  of average daily net assets annually. After the sale of Class A shares, the principal underwriter receives the Class A distribution and service fees and generally the financial intermediary receives such fees immediately after the sale. After the sale of Class C shares, the principal underwriter generally receives the Class C service fees for one year, thereafter financial intermediaries generally receive such fees.  With respect to purchases of Class C shares by certain employer sponsored retirement plans, the financial intermediary receives the above described service fees from the principal underwriter immediately after the sale. Such amounts are generally paid to financial intermediaries by the principal underwriter based on the value of shares sold by such financial intermediaries for shareholder servicing performed by such intermediaries. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority, Inc.
More information about Fund sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the SAI. Please consult the Eaton Vance website for any updates to Fund sales charge information before making a purchase of Fund shares. Please consult your financial intermediary with respect to any sales charge variations listed on Appendix A.
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Eaton Vance China Equity Fund   |  Shareholder Information
Shareholder Information (Con’t)
Redeeming Shares
You can redeem shares in any of the following ways:

By Mail
Send your request to the transfer agent (see back cover for address). The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a Medallion signature guarantee may be required. Circumstances that may require a Medallion signature guarantee include, but are not limited to, requests to distribute redemption proceeds to a party other than the registered account owner(s); requests to mail redemption proceeds to an address other than the address of record; requests to distribute proceeds to a bank account not on file; requests to re-issue uncashed checks representing redemption proceeds; or transaction requests from an account beneficiary when an account owner is deceased. You can obtain a Medallion signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only Medallion signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone
Certain shareholders can redeem by calling 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time). Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

By Internet
Certain shareholders can redeem by logging on to the Eaton Vance website at www.eatonvance.com. Proceeds of internet redemptions are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

For Additional Information	Please call 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time).
Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.
A redemption may be requested by sending a Medallion signature guaranteed letter of instruction to the transfer agent (see back cover for address) or, for telephone redemptions as described above, by calling 1-800-262-1122. Certain redemption requests, including those involving shares held by certain corporations, trusts or certain other entities and shares that are subject to certain fiduciary arrangements, may require additional documentation and may be redeemed only by mail. The Fund’s  transfer agent or your financial intermediary must receive your redemption in proper form (meaning that it is complete and contains all necessary information) no later than the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) for your redemption to be effected at that day’s net asset value.  Redemption proceeds are reduced by the amount of  any applicable CDSC and any  federal income and state tax required to be withheld.
Redemption proceeds typically are paid to the redeeming shareholder in cash up to two business days after the redemption, but payment could take up to seven days, as permitted by the 1940 Act for the reasons discussed below. The actual number of days following receipt of a redemption request in which the Fund typically expects to pay redemption proceeds generally will depend on how you hold your shares with the Fund.
If your shares are held in a “street name” account with a financial intermediary (see “Shareholder Account Features – ‘Street Name’ Accounts”), your intermediary will elect through National Securities Clearing Corporation (“NSCC”) to settle redemptions either one business day or two business days after the redemption date and redemption proceeds normally will be wired to your financial intermediary on the settlement date pursuant to that election.
If your shares are held directly with the  Fund’s transfer agent, redemptions normally will be settled in one business day after the redemption date and redemption proceeds will be sent by regular mail on such date. However, if you have given proper written authorization in advance, you may request that redemption proceeds be wired on the settlement date directly to your bank account in any bank in the United States. While not currently charged by the Fund, you may be required to pay a wire transfer fee by your bank. If you request expedited mail delivery of your redemption proceeds and the Fund is able to accommodate your request, charges may apply. You may redeem all or a portion of the shares from your account on any day the Fund is open for business, provided the amount requested is not on hold or held in escrow pursuant to a statement of intention.  When you purchase by check or with ACH funds transfer, the purchase will be on hold for up to 10 days from the date of receipt. During the hold period, redemption proceeds will not be sent until the transfer agent is reasonably satisfied that the purchase payment has been collected.
The Fund typically expects to meet redemption requests by (i) distributing any cash holdings, (ii) selling portfolio investments and/or (iii) borrowing from a bank under a line of credit. In addition to the foregoing, the Fund also may distribute securities as payment (a so-called “redemption in-kind”), in which case the redeeming shareholder may pay fees and commissions to convert the securities to cash. Unless requested by a shareholder, the Fund generally expects to limit use of redemption in-kind to stressed market conditions, but is permitted to do so in other circumstances. A shareholder who wishes to receive redemption proceeds in-kind must notify the
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Fund on or before submitting the redemption request by calling 1-800-262-1122. Securities distributed in a redemption in-kind would be valued pursuant to the Fund’s valuation procedures and selected by the investment adviser. If a shareholder receives securities in a redemption in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and the value of such securities would be subject to price fluctuations until sold. There can be no assurance that the Fund will manage liquidity successfully in all market environments. As a result, the Fund may not be able to pay redemption proceeds in a timely fashion because of unusual market conditions, an unusually high volume of redemption requests or other factors. Additional information about redemptions in-kind, including the procedures for submitting such redemption requests, is contained in the  Fund’s SAI.
If your account value falls below $750, you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed at net asset value and the proceeds sent to you.
Shareholder Account Features
Distributions. You may have your Fund distributions paid in one of the following ways:

Full Reinvest Option	Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.
Partial Reinvest Option	Dividends are paid in cash* and capital gains are reinvested in additional shares.
Cash Option	Distributions are paid in cash.*
Exchange Option
Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

*	If any distribution check remains uncashed for six months, Eaton Vance reserves the right to invest the amount represented by the check in Fund shares at the then-current net asset value of a Fund and all future distributions will be reinvested. For accounts held directly with a Fund’s transfer agent for which the shareholder has elected to receive distributions via check, any distribution (dividend or capital gain) under $10.00 is automatically reinvested in additional shares regardless of your elected distribution option.
Information about the Fund. From time to time, you may receive the following:

•	Semiannual and annual reports containing other information with respect to the Fund.

•	Periodic account statements, showing recent activity and total share balance.

•	Tax information needed to prepare your income tax returns.

•	Proxy materials, in the event a shareholder vote is required.

•	Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com/edelivery.
You may be contacted via mail, telephone or by electronic means by officers of the Fund, by personnel of the investment adviser or administrator, by the Fund’s transfer agent, by broker-dealer firms, or by a professional solicitation organization in connection with a solicitation of proxies for a meeting of Fund shareholders.
The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided below and additionally in the SAI. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.
The Fund will file information regarding its portfolio holdings with the SEC on its Form N-PORT. The   Fund’s Form  N-CSR filings  and certain information filed on Form N-PORT may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter-end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each month end is posted to the website approximately one month after such month end. The  Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) at least quarterly on the Eaton Vance website approximately ten business days after the period and the  Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.
Withdrawal Plan. You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.
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Shareholder Information (Con’t)
Exchange Privilege. Each class of Fund shares may be exchanged for shares of the same Class of another Eaton Vance fund. Exchanges are made at net asset value. If your shares are subject to a CDSC (or in the case of an Eaton Vance “interval fund,” are subject to an early withdrawal charge), the CDSC or early withdrawal charge  will continue to apply to your new shares at the same CDSC rate or early withdrawal charge (as applicable). For purposes of the CDSC or early withdrawal charge (as applicable), your shares will continue to age from the date of your original purchase of Fund shares. Except as described below, any class of shares of a fund may be exchanged for any other class of shares of that fund, provided that the shares being exchanged are no longer subject to a CDSC or early withdrawal charge (in the case of an exchange from an Eaton Vance “interval fund”) and the conditions for investing in the other class of shares described in the applicable prospectus are satisfied. Class C shares are not permitted to be exchanged to Class A shares unless the CDSC has expired and the exchange is made to facilitate the shareholder’s participation in a fee-based advisory program. See also Appendix A to this Prospectus.
Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address), log on to your account at www.eatonvance.com or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares.” Ordinarily exchanges between different funds are taxable transactions for federal tax purposes, while permitted exchanges of one class for shares of another class of the same fund are not. Shareholders should consult their tax advisors regarding the applicability of federal, state, local and other taxes to transactions in Fund shares.
Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same account and in the same class of shares of the Fund you redeemed from or another Fund, provided that the reinvestment occurs within 90 days of the redemption, the privilege has not been used more than once in the prior 12 months, the redeemed shares were subject to a front-end sales charge or CDSC and that you are otherwise eligible to invest in that class. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. For requests for reinvestment sent to the Fund’s transfer agent, the request must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.
Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this Prospectus. In addition, certain transactions may be conducted through the Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded. You should verify the accuracy of your confirmation statements immediately upon receipt and notify Eaton Vance Shareholder Services  of any inaccuracies.
“Street Name” Accounts. If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all  recordkeeping, transaction processing and distribution payments. Because the Fund does not maintain an account for you, you should contact your financial intermediary to make transactions in shares, make changes in your account, or obtain account information. You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with the Fund and certain features may be subject to different requirements. If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer. If you fail to provide your full account history to your new financial intermediary following a transfer, you may be ineligible for certain features of the  Fund.
Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens an account with the Fund and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations. When you open an account, the transfer agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number. You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases. Other information or documents may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the financial intermediary is unable to verify the identity of a person based
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Eaton Vance China Equity Fund   |    Shareholder Information
Shareholder Information (Con’t)
on information provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined. If the  Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption. The  Fund has also designated an anti-money laundering compliance officer.
Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time), or write to the transfer agent (see back cover for address).
Potential Conflicts of Interest
As a diversified global financial services firm, Morgan Stanley, the parent company of the investment adviser and sub-adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of a Fund or Portfolio, as applicable (collectively, for purposes of this section, “Fund” or “Funds”). These activities could cause Morgan Stanley to have an interest that is different from, and potentially adverse to, that of the Fund, which may impede the Fund from participating in certain opportunities. Morgan Stanley advises clients and sponsors, manages or advises other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses sponsored, managed, or advised by the investment adviser or one of its investment adviser affiliates, the “Affiliated Investment Accounts”) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley, the investment adviser and/or the investment adviser’s investment adviser affiliates may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be.
The conflicts summarized herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests the investment adviser or its affiliates may have now or in the future. For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI. Conflicts of interest not described below or in the SAI may also exist. References to the investment adviser in this section include the Fund’s affiliated sub-adviser (if any) unless otherwise noted.
Material Nonpublic and Other Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the investment adviser. If such information becomes available, the investment adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or disposition opportunity, including for an extended period of time. This inability to buy or sell an investment could have an adverse effect on the Fund’s portfolio due to, among other things, changes in an investment’s value during the period its trading is restricted. Morgan Stanley has established certain information barriers and other policies designed to address the sharing of information between different businesses within Morgan Stanley. As a result of information barriers, the investment adviser, in certain instances, will not have access, or will have limited access, to certain information and personnel in other areas of Morgan Stanley and, in such instances, will not manage the Fund with the benefit of the information held by such other areas. In other instances, Morgan Stanley personnel, including personnel of the investment adviser, will have access to information and personnel of its affiliates. In managing conflicts of interest that arise because of the foregoing, the investment adviser generally will be subject to fiduciary requirements. The investment adviser also may implement internal information barriers or ethical walls or other internal information sharing protocols, and the conflicts described herein with respect to information barriers and otherwise with respect to Morgan Stanley and the investment adviser will also apply internally within the investment adviser. Information sharing may limit or restrict the ability of the investment adviser to engage in or otherwise effect transactions on behalf of the Fund (including purchasing or selling securities that the investment adviser may otherwise have purchased or sold for the Fund in the absence of the sharing of information). The investment adviser may face conflicts of interest in determining whether to engage in the sharing of information with its affiliates.
Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the investment adviser, sub-adviser and their investment teams, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. An investment team may have obligations to Affiliated Investment Accounts managed by both the investment adviser and one or more of the investment adviser’s investment adviser affiliates. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the investment adviser or sub-adviser or their investment adviser affiliates. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may
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Shareholder Information (Con’t)
contribute to this conflict of interest and create an incentive for the investment adviser to favor such other accounts. To seek to reduce potential conflicts of interest and to attempt to allocate such investment opportunities in a fair and equitable manner, the investment adviser has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of the investment adviser, including the Fund, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duties of the investment adviser.
Payments to Broker-Dealers and Other Financial Intermediaries. The investment adviser, Eaton Vance Distributors, Inc. (“EVD”) and/or their affiliates may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the investment adviser and EVD), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receive  lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation. In addition, in certain circumstances, the investment adviser restricts, limits or reduces the amount of the Fund’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the Fund (potentially together with Morgan Stanley) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests.
Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.
Morgan Stanley’s Investment Banking and Other Commercial Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions, restructuring, bankruptcy and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments. Morgan Stanley’s activities on behalf of its clients (such as engagements as an underwriter or placement agent) may restrict or otherwise limit investment opportunities that may otherwise be available to the Fund.
Morgan Stanley may be engaged to act as a financial advisor to a company in connection with the sale of such company, or subsidiaries or divisions thereof, may represent potential buyers of businesses through its mergers and acquisition activities and may provide lending and other related financing services in connection with such transactions. Morgan Stanley’s compensation for such activities is usually based upon realized consideration and is usually contingent, in substantial part, upon the closing of the transaction. Under these circumstances, the Fund may be precluded from participating in a transaction with or relating to the company being sold or participating in any financing activity related to a merger or an acquisition.
Additional Tax Information
The Fund expects to pay any required distributions of investment income annually and intends to distribute any net realized capital gains annually. It may also be necessary, in order to qualify for favorable tax treatment and to avoid any Fund-level tax, for the Fund to make a special income and/or capital gains distribution at the end of the calendar year.
Taxes on distributions of capital gains are determined by how long the Fund owned (or is treated as having owned) the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. Distributions of investment income (other than qualified dividend income, which is described below) and net gains from investments held for one year or less generally will be taxed as ordinary income. Distributions of net gains from investments held for more than one year generally will be taxable as long-term capital gains. Distributions of investment income properly reported by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. The Fund’s distributions will generally not qualify for the dividends-received deduction for corporations. Over time, distributions by the Fund can generally be expected to include ordinary income and captial gain distributions taxable as long-term capital gains, From time to time, a portion of the Fund’s distributions may constitute a return of
32

Eaton Vance China Equity Fund   |    Shareholder Information
Shareholder Information (Con’t)
capital. As long as a return of capital does not exceed a shareholder’s cost basis in its shares, it generally will not be taxable to the shareholder but will reduce the cost basis of the shareholder’s shares and result in a higher reported capital gain or a lower reported capital loss on a subsequent taxable disposition of such shares. The Fund’s distributions are taxable as described above regardless of whether they are paid in cash or reinvested in additional shares.
The Fund expects to send shareholders a statement at the beginning of each year showing the tax status of all distributions for the prior calendar year.
Investors who purchase shares at a time when the Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year.
A redemption or other disposition of Fund shares, including an exchange for shares of another fund, is generally a taxable transaction. Any capital gain or loss realized upon a taxable disposition of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a taxable disposition of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the disposition of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.
The Fund’s investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains). In that case, the Fund’s yield on those securities would be decreased. These taxes may be reduced or eliminated under the terms of an applicable tax treaty, if any. In addition, investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.
Under certain circumstances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes paid by the Fund. If more than 50% of the Fund’s assets at taxable year end consist of securities of foreign corporations (including certain debt securities of foreign governments), the Fund will be eligible to file an election for such taxable year, which would require Fund shareholders to include in gross income their pro rata share of qualified foreign taxes paid by the Fund (even though such amounts are not received by the shareholders) and could allow Fund shareholders, provided certain requirements are met, to use their pro rata portion of such foreign tax as a foreign tax credit against their U.S. federal income taxes or, alternatively, for shareholders who itemize their deductions, to deduct their portion of the Fund’s foreign taxes paid in computing their taxable income for U.S. federal income tax purposes. The Fund may qualify for and make his election in some, but not necessarily all, of its taxable years. However, even if the Fund qualifies to make such an election for any year, it may determine not to do so.
The net investment income of certain U.S. individuals, estates and trusts is subject to a 3.8% Medicare contribution tax. For individuals, the tax is on the lesser of “net investment income” and the excess of modified adjusted gross income over certain threshold amounts. Net investment income includes, among other things, interest, dividends and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income.
The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or make required certifications, or who have been notified by the Internal Revenue Service (“IRS”) that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.
Certain foreign entities may be subject to a 30% withholding tax on ordinary dividend income paid under the Foreign Account Tax Compliance Act (“FATCA”). To avoid withholding, foreign financial institutions subject to FATCA must agree to disclose to the relevant revenue authorities certain information regarding their direct and indirect U.S. owners and other foreign entities must certify certain information regarding their direct and indirect U.S. owners to the Fund. The IRS and the Department of the Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gain dividends the Fund pays. For more detailed information regarding FATCA withholding and compliance, please refer to the SAI.
Shareholders should consult with their tax advisors concerning the applicability of U.S. federal, state and local and other taxes, including non-U.S. taxes, to an investment in the Fund.
33

Eaton Vance China Equity Fund| Financial Highlights
Financial Highlights
The financial highlights are intended to help you understand the  Fund’s financial performance for the period(s) indicated. Certain information in the table  reflects the financial results for a single Fund share. The total returns in the table  represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP  and the Fund’s financial statements are incorporated by reference in  the Fund’s SAI and included in the Fund’s Form N-CSR filing, which is available upon request.

	Class A
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$12.69	$15.80	$18.88	$26.87	$27.28
Income (Loss) From Operations
Net investment income (loss)(1)	$0.17	$0.32 (2)	$0.09	$0.03	$(0.02)
Net realized and unrealized gain (loss)	5.60	(2.29)	(2.09)	(6.71)	2.39
Total income (loss) from operations	$5.77	$(1.97)	$(2.00)	$(6.68)	$2.37
Less Distributions
From net investment income	$(0.31)	$(0.03)	$—	$—	$(0.07)
From net realized gain	—	(1.11)	(1.08)	(1.31)	(2.71)
Total distributions	$(0.31)	$(1.14)	$(1.08)	$(1.31)	$(2.78)
Net asset value — End of year	$18.15	$12.69	$15.80	$18.88	$26.87
Total Return(3)	46.20%	(12.81)%	(11.28)%	(26.08)%	8.48%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$38,104	$28,164	$40,926	$53,597	$84,359
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.96%	1.93% (5)	1.68%	1.60%	1.73%
Net expenses	1.50% (6)	1.51% (5)(6)	1.50% (6)	1.53% (6)	1.73%
Net investment income (loss)	1.11%	2.33% (2)	0.52%	0.13%	(0.05)%
Portfolio Turnover	48%	77%	34%	78%	10%
(1)	Computed using average shares outstanding.
(2)	Net investment income (loss) per share includes special dividends which amounted to $0.20 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been 0.89%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes interest expense of 0.01% for the year ended August 31, 2024.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (“Liquidity Fund”) (equal to less than 0.005% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).
34

Eaton Vance China Equity Fund   |  Financial Highlights
Financial Highlights (Con’t)

	Class C
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$11.32	$14.30	$17.32	$24.93	$25.35
Income (Loss) From Operations
Net investment income (loss)(1)	$0.03	$0.16 (2)	$(0.04)	$(0.13)	$(0.21)
Net realized and unrealized gain (loss)	5.02	(2.03)	(1.90)	(6.17)	2.23
Total income (loss) from operations	$5.05	$(1.87)	$(1.94)	$(6.30)	$2.02
Less Distributions
From net investment income	$(0.17)	$—	$—	$—	$—
From net realized gain	—	(1.11)	(1.08)	(1.31)	(2.44)
Total distributions	$(0.17)	$(1.11)	$(1.08)	$(1.31)	$(2.44)
Net asset value — End of year	$16.20	$11.32	$14.30	$17.32	$24.93
Total Return(3)	45.10%	(13.47)%	(11.98)%	(26.60)%	7.74%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$384	$376	$669	$955	$1,460
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.71%	2.68% (5)	2.43%	2.35%	2.43%
Net expenses	2.25% (6)	2.26% (5)(6)	2.25% (6)	2.28% (6)	2.43%
Net investment income (loss)	0.19%	1.33% (2)	(0.26)%	(0.61)%	(0.77)%
Portfolio Turnover	48%	77%	34%	78%	10%
(1)	Computed using average shares outstanding.
(2)	Net investment income (loss) per share includes special dividends which amounted to $0.18 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.11)%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes interest expense of 0.01% for the year ended August 31, 2024.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).
35

Eaton Vance China Equity Fund   |  Financial Highlights
Financial Highlights (Con’t)

	Class I
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$12.93	$16.09	$19.15	$27.17	$27.55
Income (Loss) From Operations
Net investment income(1)	$0.20	$0.29 (2)	$0.12	$0.07	$0.09
Net realized and unrealized gain (loss)	5.72	(2.26)	(2.10)	(6.78)	2.39
Total income (loss) from operations	$5.92	$(1.97)	$(1.98)	$(6.71)	$2.48
Less Distributions
From net investment income	$(0.35)	$(0.08)	$—	$—	$(0.15)
From net realized gain	—	(1.11)	(1.08)	(1.31)	(2.71)
Total distributions	$(0.35)	$(1.19)	$(1.08)	$(1.31)	$(2.86)
Net asset value — End of year	$18.50	$12.93	$16.09	$19.15	$27.17
Total Return(3)	46.56%	(12.59)%	(11.00)%	(25.89)%	8.81%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,134	$3,573	$6,006	$8,483	$24,472
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.72%	1.68% (5)	1.43%	1.35%	1.43%
Net expenses	1.25% (6)	1.26% (5)(6)	1.25% (6)	1.28% (6)	1.43%
Net investment income	1.24%	2.11% (2)	0.71%	0.29%	0.32%
Portfolio Turnover	48%	77%	34%	78%	10%
(1)	Computed using average shares outstanding.
(2)	Net investment income per share includes special dividends which amounted to $0.20 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.67%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes interest expense of 0.01% for the year ended August 31, 2024.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).
36

Eaton Vance China Equity Fund| Appendix A
Appendix A
Financial Intermediary Sales Charge Variations
As noted under “Purchasing Shares,” a financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in this Prospectus. Set forth below are the variations in sales charges applicable to shares purchased through the noted financial intermediary. All variations described below are applied by, and the responsibility of, the identified financial intermediary. Variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through the intermediary identified below should read the terms and conditions of the variations carefully. A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary.
Fund Purchases through Merrill Lynch
Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
Front-end Sales Load Waivers Available at Merrill

•
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include  SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Shares purchased through a Merrill investment advisory program

•	Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account

•	Shares purchased through the Merrill Edge Self-Directed platform

•	Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

•	Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

•
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill  SLWD Supplement)

•	Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees)

•
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date; and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

37

Eaton Vance China Equity Fund   |  Appendix A
Appendix A (Con’t)
CDSC Waivers on Front-end, Back-end and Level Load Shares Available at Merrill

•	Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))

•	Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement

•	Shares sold due to return of excess contributions from an IRA account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

•
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

•
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill  SLWD Supplement

•
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

•
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

38

Eaton Vance China Equity Fund   |  Appendix A
Appendix A (Con’t)
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:

•	Transaction size breakpoints, as described in this prospectus or the SAI.

•	Rights of accumulation (ROA), as described in this prospectus or the SAI.

•	Letter of intent, as described in this prospectus or the SAI.

Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

•
shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).

•
shares exchanged from Class  C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

•	shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•
shares purchased by or through qualified accounts (including IRAs,  Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•
shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:

•	redemptions due to death or disability of the shareholder

•	shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI

•	redemptions made in connection with a return of excess contributions from an IRA account

•	shares purchased through a Right of Reinstatement (as defined above)

•	redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

39

Eaton Vance China Equity Fund   |  Appendix A
Appendix A (Con’t)
Fund Purchases through Morgan Stanley Wealth Management
Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

•
Class  C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

40

Eaton Vance China Equity Fund   |  Appendix A
Appendix A (Con’t)
Fund Purchases through Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)
Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front-end sales load waivers on Class A shares available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•
A shareholder in the Fund’s Class  C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A and C shares available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

•	Breakpoints as described in this prospectus.

•
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

41

Eaton Vance China Equity Fund   |  Appendix A
Appendix A (Con’t)
Fund Purchases through  Janney Montgomery Scott LLC (“Janney”)
Effective May 1, 2020, if you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
Front-end sales charge* waivers on Class A shares available at Janney

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Shares acquired through a right of reinstatement.

•	Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC waivers on Class A and C shares available at Janney

•	Shares sold upon the death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.

•	Shares purchased in connection with a return of excess contributions from an IRA account.

•
Shares sold as part of a required minimum distribution for IRA and other retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

•	Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

•	Shares acquired through a right of reinstatement.

•	Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation and/or letters of intent

•	Breakpoints as described in the fund’s Prospectus.

•
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at  Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

* Also referred to as an “initial sales charge.”
42

Eaton Vance China Equity Fund   |  Appendix A
Appendix A (Con’t)
Fund Purchases through Oppenheimer & Co. Inc. (“Oppenheimer”)
Effective May 1, 2020, shareholders purchasing Fund shares through an  Oppenheimer platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares available at  Oppenheimer

•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

•	Shares purchased by or through a 529 Plan.

•	Shares purchased through a Oppenheimer affiliated investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

•
A shareholder in the Fund’s Class  C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a contingent deferred sales charge (CDSC) and the conversion is in line with the policies and procedures of Oppenheimer.

•	Employees and registered representatives of Oppenheimer or its affiliates and their family members.

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus.

CDSC Waivers on A and C Shares available at Oppenheimer

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on IRS regulations as described in the prospectus.

•	Shares sold to pay Oppenheimer fees but only if the transaction is initiated by Oppenheimer.

•	Shares acquired through a right of reinstatement.

Front-end load Discounts Available at  Oppenheimer: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this prospectus.

•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Oppenheimer. Eligible fund family assets not held at Oppenheimer may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

43

Eaton Vance China Equity Fund   |  Appendix A
Appendix A (Con’t)
Policies Regarding Transactions through Edward D. Jones & Co., L.P. (“Edward Jones”)
The following information has been provided by Edward Jones:
Effective on or after September 3, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of fund family, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints

•	Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation (“ROA”)

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the mutual fund family held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the  ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

■
The employer maintaining a  SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

■	ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent (“LOI”)

■
Through a  LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

■
If the employer maintaining a  SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

■
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

44

Eaton Vance China Equity Fund   |  Appendix A
Appendix A (Con’t)

■	Shares purchased in an Edward Jones fee-based program.

■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):

■	The redemption and repurchase occur in the same account.

■
The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion,  recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.

The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining  CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

■	Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

■	Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.

■	Purchases of Class 529-A shares made for recontribution of refunded amounts.

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

■	The death or disability of the shareholder.

■	Systematic withdrawals with up to 10% per year of the account value.

■	Return of excess contributions from an Individual Retirement Account (IRA).

■
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

■	Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

■	Shares exchanged in an Edward Jones fee-based program.

■	Shares acquired through NAV reinstatement.

■	Shares redeemed at the discretion of Edward Jones for Minimum Balances as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

■	Initial purchase minimum: $250

■	Subsequent purchase minimum: none

Minimum Balances

■	Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

○	A fee-based account held on an Edward Jones platform

○	A 529 account held on an Edward Jones platform

○	An account with an active systematic investment plan or LOI

Exchanging Share Classes

■	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.

45

Eaton Vance China Equity Fund   |  Appendix A
Appendix A (Con’t)
Fund Purchases through  D.A. Davidson & Co. (“D.A. Davidson”)
Effective 5/1/2020, shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson

•	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

•	Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

•
A shareholder in the Fund’s Class  C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.

CDSC Waivers on Classes A and C shares available at D.A. Davidson

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.

•	Shares acquired through a right of reinstatement.

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent CDSC Waivers on Classes A and C shares available at D.A. Davidson

•	Breakpoints as described in this prospectus.

•
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

46

Eaton Vance China Equity Fund   |  Appendix A
Appendix A (Con’t)
Fund Purchases through Robert W. Baird & Co. Incorporated (“Baird”)
Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI
Front-End Sales Charge Waivers on Class A shares Available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund

•	Share purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird

•
Shares purchase from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

•
A shareholder in the Fund’s Class  C Shares will have their shares converted at net asset value to Class A shares of the Fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

•
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Class A and C shares Available at Baird

•	Shares sold due to death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

•	Shares sold due to returns of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts

•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird

•	Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations

•	Breakpoints as described in this prospectus

•
Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of fund family assets through Baird, over a 13-month period of time

47

Eaton Vance China Equity Fund   |  Appendix A
Appendix A (Con’t)
Waivers Specific to Stifel, Nicolaus & Company, Incorporated (“Stifel”)
Effective April 30, 2025, shareholders purchasing or holding fund family shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
CLASS A SHARES
As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Rights of accumulation
Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Eaton Vance fund family held by accounts within the purchaser’s household at Stifel. Fund family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
Front-end sales charge waivers on Class A shares available at Stifel

•
Class  C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.

•	Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.

•	Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the fund family.

•
Shares purchased from the proceeds of redeemed shares of the fund family so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.

•	Shares from rollovers into Stifel from retirement plans to IRAs.

•
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of  Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.

•	Purchases of Class 529-A shares through a rollover from another 529 plan.

•	Purchases of Class 529-A shares made for reinvestment of refunded amounts.

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Charitable organizations and foundations, notably 501(c)(3) organizations.

48

Eaton Vance China Equity Fund   |  Appendix A
Appendix A (Con’t)
Contingent Deferred Sales Charges Waivers on Class A and C Shares

•	Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.

•	Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

•	Shares acquired through a right of reinstatement.

•	Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.

•	Shares exchanged or sold in a Stifel fee-based program.

Share Class Conversions in Advisory Accounts

•
Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

49

Eaton Vance China Equity Fund   |  Appendix A
Appendix A (Con’t)
Fund Purchases through  J.P. Morgan Securities LLC
Effective September 29, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information.
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC

•
Shares exchanged from Class  C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

•
Qualified employer-sponsored defined contribution and defined benefit retirement plans,  nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

•	Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.

•	Shares purchased through rights of reinstatement.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.

Class C to Class A share conversion

•
A shareholder in the fund’s Class C shares will have their shares converted at net asset value by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC

•	Shares sold upon the death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Shares purchased in connection with a return of excess contributions from an IRA account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

•	Shares acquired through a right of reinstatement.

Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent

•	Breakpoints as described in the prospectus.

•
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

•	Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

50

Eaton Vance China Equity Fund   |  Appendix A
Appendix A (Con’t)
Wells Fargo Clearing Services, LLC and  Wells Fargo Advisors Financial Network,  LLC (collectively, “Wells Fargo Advisors”)
Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.
Effective April 1, 2026, Clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or statement of additional information (“SAI”). In all instances, it is the investor’s responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.
Wells Fargo Advisors Class A share front-end sales charge waivers information.
Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:

•
Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered  NAV.

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.
Wells Fargo Advisors Class 529-A share front-end sales charge waivers information.
Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

•	Shares purchased through a rollover from another 529 plan.

•	Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan.

Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.
Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.
Wells Fargo Advisors Contingent Deferred Sales Charge information.

•	Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases.

Wells Fargo Advisors Class A front-end load discounts
Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:

•
Effective April 1, 2026,  SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.

•
Effective April 1, 2026, employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts  will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement  plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored  retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.

•	Gift of shares will not be considered when determining breakpoint discounts.

51

More Information
About the Fund: More information is available in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus. Additional information about the Fund’s investments is  available in the Fund’s  annual and semi-annual reports (collectively, the “reports”)  to shareholders and in Form N-CSR. In  the  Fund’s  annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the  Fund’s performance during its last fiscal year. In Form N-CSR, you will find   the Fund’s  annual and semi-annual financial statements. You may obtain free copies of the Statement of Additional Information and the reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc. One Post Office Square Boston, MA 02109 1-800-262-1122 website: www.eatonvance.com
Information about  the  Fund (including the Statement of Additional Information and reports) is available on the EDGAR database on the SEC’s website at  www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Other information, including financial statements, is available on the Fund’s website (http://www.eatonvance.com/funddocuments), delivered free of charge upon request, and filed with the SEC on a semi-annual basis on Form N-CSR. You may elect to receive all future Fund shareholder reports and other communications from the Fund electronically free of charge at any time.  You may elect to receive shareholder reports and other communications from the Fund electronically by signing up for  e-Delivery at www.eatonvance.com/edelivery or by visiting www.icsdelivery.com (may not be available for all accounts). If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
Shareholder Inquiries: You can obtain more information from Eaton Vance Shareholder Services or the Fund transfer agent, BNY Mellon Investment Servicing (US) Inc. If you own shares and would like to add to, redeem from or change your account, please write or call below:

Regular Mailing Address: Eaton Vance Funds P.O. Box 534439 Pittsburgh, PA 15253-4439	Overnight Mailing Address: Eaton Vance Funds Attention: 534439 500 Ross Street, 154-0520 Pittsburgh, PA 15262	Phone Number: 1-800-262-1122 Monday – Friday 8:30 a.m. – 5:30 p.m. ET
The Fund’s Investment Company Act No. is 811-01241.

© 2026 Eaton Vance Management	Lit-Link Code: 3078 1.1.26

Eaton Vance
Worldwide Health Sciences Fund

Prospectus | January 1, 2026

Share Class	Ticker Symbol
Class A	ETHSX
Class C	ECHSX
Class I	EIHSX
Class R	ERHSX
This Prospectus contains important information about the Fund  and the services available to shareholders. Please save it for reference.

The Securities and Exchange Commission (“SEC”) has  not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An investment in the Fund is not guaranteed or endorsed by a bank, is not a bank deposit or obligation thereof, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves investment risks, and you may lose money investing in the Fund.

Eaton Vance Worldwide Health Sciences Fund | Fund Summary
Eaton Vance Worldwide Health Sciences Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 25 of the Fund’s Prospectus and page 20  of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None	None
1	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class R
Management Fees[1]	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.15%	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.21%	1.96%	0.96%	1.46%
Expense Reimbursement1,[2]	(0.03)%	(0.03)%	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.18%	1.93%	0.93%	1.43%
1	“Management Fees” reflect a base contractual advisory fee of 0.63%, a performance fee adjustment increase of 0.02% (based on the performance fee adjustment for the most recent fiscal year) and an administrative fee of 0.15%. See page 17 of this Prospectus for more information about the calculation of the performance fee adjustment.
2	The investment adviser, sub-adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.15% for Class A shares, 1.90% for Class C shares, 0.90% for Class I shares and 1.40% for Class R shares. This expense reimbursement will continue through January 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, any performance-based adjustment to an asset-based investment advisory fee, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser, sub-adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser, sub-adviser and administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.
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Eaton Vance Worldwide Health Sciences Fund   |  Fund Summary
Eaton Vance Worldwide Health Sciences Fund (Con’t)
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$639	$886	$1,152	$1,911
Class C shares	$296	$612	$1,054	$2,089
Class I shares	$95	$303	$528	$1,175
Class R	$146	$459	$795	$1,744

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$639	$886	$1,152	$1,911
Class C shares	$196	$612	$1,054	$2,089
Class I shares	$95	$303	$528	$1,175
Class R	$146	$459	$795	$1,744
Portfolio Turnover
The  Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies
The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities (primarily common stocks) of companies principally engaged in the discovery, development, production or distribution of products (or services) related to scientific advances in health care, including biotechnology, pharmaceuticals, diagnostics, managed health care and medical equipment and supplies (“health sciences companies”) (the “80% Policy”). A company will be considered to be a health sciences company if, at the time of investment: (i) the company is classified as a member of the Global Industry Classification Standard (“GICS”) health care sector; (ii) the company is a component of the S&P 500 Health Care Index or the MSCI World Health Care Index; or (iii) 50% or more of the company’s sales, earnings or assets will arise from or will be dedicated to the application of scientific advances related to health care. The Fund invests in U.S. and foreign securities and will normally be invested in issuers located in and tied economically to at least three different countries. The Fund may invest in securities of both larger established and smaller emerging companies domiciled in developed or emerging markets, some of which may be denominated in foreign currencies or trade in the form of depositary receipts, such as American Depositary Receipts, which are either sponsored or unsponsored, and Global Depositary Receipts. The Fund has a policy of investing at least 25% of its assets in investments in the medical research and health care industry. Companies in the medical research and health care industry are categorized by GICS as pharmaceuticals, biotechnology, life sciences and health care equipment and services companies. The Fund may invest up to 5% of its total assets in royalty bonds, which are debt securities that are collateralized by royalties from pharmaceutical patents. The Fund may also invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors and may lend its securities.
The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use derivatives primarily to seek to generate income by writing covered call options or put options. The Fund may also enter into a combination of option transactions on individual securities. In addition, the Fund may seek to hedge against fluctuations in currency exchange rates through the use of forward foreign currency exchange contracts. Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated). Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.
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Eaton Vance Worldwide Health Sciences Fund |   Fund Summary
Eaton Vance Worldwide Health Sciences Fund (Con’t)
Investment decisions are made primarily on the basis of fundamental research. The portfolio managers seek to purchase stocks that are reasonably priced in relation to their fundamental value, and that they believe will grow in value over time regardless of short-term market fluctuations. In making investment decisions, the portfolio managers utilize the information provided by, and the expertise of, the investment adviser’s and sub-adviser’s research staff. In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, estimates of the company’s net value, the potential to increase market share (for larger companies), and the potential of research and development projects (for smaller companies). The portfolio managers may consider selling a holding whenever there is a fundamental change to the investment thesis, the investment’s valuation target is reached, a security’s price falls below acquisition cost or to pursue more attractive investment opportunities. The portfolio managers seek to manage investment risk by maintaining issuer diversification among the Fund’s holdings, and by conducting an analysis of the risk and return characteristics of securities (as described above) in which the Fund invests.
Principal Risks
Market Risk. The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.
Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.
Focused Investment Risk. To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, the Fund’s performance will be more susceptible to any single economic, market, political, or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, assets class, or sector than a fund that invests more broadly.
Healthcare Sector Risk. To the extent the Fund invests a substantial portion of its assets in the healthcare sector, factors that have an adverse impact on this sector may have a disproportionate impact on the Fund’s performance. Companies in the healthcare sector may be adversely affected by, among other things, extensive regulation by state and local governments and governmental agencies, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, costs associated with obtaining and protecting patents, product liability and other claims, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market, economic and public health developments. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence and regulatory risk.
Health Sciences Concentration Risk. Because the Fund invests a significant portion of its assets in pharmaceutical, biotechnology, life sciences, and health care equipment and services companies, the value of Fund shares may be affected by developments that adversely affect such companies and may fluctuate more than that of a fund that invests more broadly. These developments include product obsolescence, the failure of a company to develop new products and the expiration of patent rights. The value of Fund shares can also be impacted by regulatory activities that affect health sciences companies. For instance, increased regulation can increase the cost of bringing new products to market and thereby reduce profits. The Fund has historically held approximately 60 stocks or less at any one time; therefore, the Fund is more sensitive to developments affecting particular stocks than would be a fund that invests more broadly.
Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and,
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Eaton Vance Worldwide Health Sciences Fund   |  Fund Summary
Eaton Vance Worldwide Health Sciences Fund (Con’t)
as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer’s country and, in the case of depositary receipts traded on foreign markets, currency risk.
Emerging Markets Investment Risk. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain sectors. Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.
Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the  U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.
Smaller Company Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially less liquid and more difficult to value.
Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s  counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. A derivative investment also involves the risks relating to the reference instrument underlying the investment.
Short Sale Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. Short sale risks include, among others, the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.
Royalty Bonds Risk. Royalty Bonds are typically offered in a private placement pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, and are restricted as to resale. Because Royalty Bonds are restricted securities and because of the proprietary nature of the underlying pharmaceutical product licenses, it may take longer to liquidate Royalty Bond positions than would be the case for other securities. Royalty Bonds are also subject to the industry risks associated with health sciences companies.
ETF Risk. ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.
Securities Lending Risk. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund also may lose rights in the collateral if the borrower fails financially. The Fund could also lose money if the value of the collateral decreases or if the value of any investments made with cash collateral declines.
Restricted Securities Risk. Unless registered for sale to the public under applicable federal securities law, restricted securities can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.
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Eaton Vance Worldwide Health Sciences Fund |   Fund Summary
Eaton Vance Worldwide Health Sciences Fund (Con’t)
Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.
Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.
General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the MSCI World Health Care Index to the MSCI World Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period shown in the bar chart above:

High Quarter	June 30, 2020	14.17%
Low Quarter	September 30, 2015	-12.10%
The year-to-date total return through the end of the most recent calendar quarter (December 31, 2024 to September 30, 2025) was -0.62%.
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Eaton Vance Worldwide Health Sciences Fund   |  Fund Summary
Eaton Vance Worldwide Health Sciences Fund (Con’t)
Average Annual Total Return as of December 31, 2024

	One Year	Five Years	Ten Years
Class A Return Before Taxes	-1.88%	5.30%	6.36%
Class A Return After Taxes on Distributions	-2.93%	4.12%	4.96%
Class A Return After Taxes on Distributions and Sale of Class A Shares	-0.34%	4.19%	4.88%
Class C Return Before Taxes	1.73%	5.63%	6.28%
Class I Return Before Taxes	3.74%	6.71%	7.20%
Class R Return Before Taxes	3.21%	6.17%	6.67%
MSCI World Index (reflects net dividends, which reflect the deduction of withholding taxes)	18.67%	11.15%	9.94%
MSCI World Health Care Index (reflects net dividends, which reflect the deduction of withholding taxes)	1.13%	6.18%	7.33%
These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. Investors cannot invest directly in an Index.
Source for  MSCI World Index and MSCI World Health Care Index: MSCI. MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Management
Investment Adviser. Eaton Vance Management (“Eaton Vance”).
Investment Sub-Adviser. Eaton Vance Advisers International Ltd. (“EVAIL”).
Portfolio Managers

Name	Title	Date Began Managing Fund
Jason Kritzer, CFA	Managing Director of Morgan Stanley and Vice President of Eaton Vance	July 2016
Samantha Pandolfi, CFA	Managing Director of Morgan Stanley and of EVAIL	July 2016
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business.  You may purchase, redeem or exchange Fund shares either through your financial intermediary or (except for purchases of Class C shares by accounts with no specified financial intermediary) directly from the Fund either by writing to the Fund, P.O. Box 534439, Pittsburgh, PA 15253-4439, or by calling 1-800-262-1122. The minimum initial purchase or exchange into the Fund is $1,000 for each Class (with the exception of Class I) and $1,000,000 for Class I (waived in certain circumstances). There is no minimum for subsequent investments.
Tax Information
If your shares are held in a taxable account, the Fund’s distributions will be taxed to you as ordinary income and/or capital gains, unless you are exempt from taxation. If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.
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Eaton Vance Worldwide Health Sciences Fund |   Fund Summary
Eaton Vance Worldwide Health Sciences Fund (Con’t)
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Eaton Vance Worldwide Health Sciences Fund | Details of the Fund
Details of the Fund
Investment Objective  & Principal Policies and Risks
The investment objective and principal investment policies and risks of the Fund are described in its Fund Summary. Set forth below is additional information about such policies and risks, as well as information about other types of investments and practices in which the Fund may engage from time to time.  See also “Strategies and Risks” in the Statement of Additional Information (“SAI”).
Definitions. As used herein, the following terms have the indicated meaning: “1940 Act” means the Investment Company Act of 1940, as amended; “1933 Act” means the Securities Act of 1933, as amended; “Code” means the Internal Revenue Code of 1986, as amended; “ERISA” means the Employee Retirement Income Security Act of 1974, as amended; and “investment adviser” means the Fund’s investment adviser but if the Fund is sub-advised, it refers to the sub-adviser(s) providing day-to-day management with respect to the investments or strategies discussed.
Focused Investment Risk. To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, currency, country, region, group of countries, asset class or sector, the Fund’s net asset value may be more volatile and the Fund will be subject to greater risk than a fund that invests in a more diverse investment portfolio. Similarly, to the extent the Fund holds investments with closely correlated market prices, it will be subject to greater risk than a fund with investments that are not as closely correlated. Changes in the value of a single security or issuer or the impact of a single economic, political, or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.
A fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and a resulting decline in the market price of those issuers’ securities as compared to a fund that invests in the securities of a larger number of issuers. Companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.
Similarly, funds having a significant portion of their assets in investments tied economically to a particular geographic region, country, or market (e.g., emerging markets) or to sectors within a region, country, or market have more exposure to regional and country economic risks than do funds whose investments are more geographically diverse. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political, or other developments.
Health Sciences Companies. Health sciences companies are companies principally engaged in the discovery, development, production or distribution of products (or services) related to scientific advances in health care, including biotechnology, pharmaceuticals, diagnostics, managed health care and medical equipment and supplies. A company will be considered to be a health sciences company if, at the time of investment, 50% or more of the company’s sales, earnings or assets will arise from or will be dedicated to the application of scientific advances related to health care. The Fund has a policy of investing at least 25% of its assets in investments in the medical research and health care industry. Companies in the medical research and health care industry are categorized by the Global Industry Classification Standard as pharmaceuticals, biotechnology, life sciences and health care equipment and services companies.
Many health sciences companies are subject to substantial governmental regulations that can affect their prospects. Changes in governmental policies, such as reductions in the funding of third-party payment programs, may have a material effect on the demand for particular health care products and services. Regulatory approvals (often entailing lengthy application and testing procedures) are also generally required before new drugs and certain medical devices and procedures may be introduced. Many of the products and services of companies engaged in medical research and health care are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, such products are subject to risks such as the appearance of toxic effects following commercial introduction and manufacturing difficulties. The enforcement of patent, trademark and other intellectual property laws will affect the value of many such companies. Health sciences companies include companies that offer limited products or services or that are at the research and developmental stage with no marketable or approved products or technologies.
Healthcare Sector Risk. To the extent the Fund invests a substantial portion of its assets in the healthcare sector, factors that have an adverse impact on this sector may have a disproportionate impact on the Fund’s performance. Companies in the healthcare sector may be adversely affected by, among other things, extensive regulation by state and local governments and governmental agencies, restrictions on government reimbursement for medical expenses, rising costs of medical products and services (especially for companies dependent upon a relatively limited number of products or services), pricing pressure, costs associated with obtaining and protecting patents, product liability and other claims, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market, economic and public health developments. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence and regulatory risk. In addition, a number of issuers in the healthcare sector have recently merged or otherwise
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Eaton Vance Worldwide Health Sciences Fund   |    Details of the Fund
Details of the Fund (Con’t)
experienced consolidation. The effects of this trend toward consolidation are unknown and may be far-reaching. To the extent that the Fund concentrates focuses its investments in one or more individual industries subsectors comprising the healthcare sector (such as, but not limited to, biotechnology, pharmaceuticals, medical equipment and supplies, healthcare technology, healthcare providers and services, and life sciences tools and services companies), the Fund will be particularly susceptible to the risks associated with such subsector or subsectors, which may include the risks described above as well as other risks specific to such subsector or subsectors.
Equity Securities. Equity securities include: common stocks; preferred stocks, including convertible and contingent convertible preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; depositary receipts, rights and warrants in underlying equity interests; and other securities that are treated as equity for  U.S. federal income tax purposes. The Fund cannot predict the income it might receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions.
The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; unexpected trading activity among retail investors; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline. Although stock prices can rebound, there is no assurance that values will return to previous levels.
Foreign Investments. Investments  in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting standard practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such foreign issuers. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets. Evidence of ownership of certain foreign investments may be held outside the United States, and the Fund may be subject to the risks associated with the holding of such property overseas. Trading in certain foreign markets is also subject to liquidity risk.
Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. Foreign issuers may become subject to sanctions imposed by the United States or another country against a particular country or countries, organizations, entities and/or individuals, which could result in the immediate freeze of the foreign issuers’ assets or securities. The imposition of such sanctions could impair the market value of the securities of such foreign issuers and limit the Fund’s ability to buy, sell, receive or deliver the securities. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. If a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could also be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by other restrictions on investment. The risks posed by such actions with respect to a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Even if the Fund does not have significant investments in securities affected by sanctions, sanctions or the threat of sanctions may cause volatility in regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, including through global supply chain disruptions, increased inflationary pressures, and reduced economic activity, which could have a negative effect on the Fund’s performance. In addition, trade disputes may affect investor and consumer confidence and adversely affect financial markets and the broader economy, perhaps suddenly and to a significant degree. Events such as these and their impact on the Fund are difficult to predict.
In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks it does not have in the United States.
The Fund needs a license to invest directly in securities traded in many  non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, the Fund’s ability to continue to invest directly is subject to the risk that the license may be terminated or suspended. In some circumstances, the receipt of a non-U.S. license by one of Eaton Vance’s clients may prevent the Fund from obtaining a similar license. In addition, certain activities could cause the suspension or revocation of the Fund’s license.
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Political events in foreign countries may cause market disruptions. For example, the United Kingdom (“UK”) left the European Union (“EU”) on January 31, 2020 (commonly known as “Brexit”). Market uncertainty remains regarding Brexit’s ramifications, and the range and potential implications of the possible political, regulatory, economic, and market outcomes in the UK, EU and beyond are not yet fully known. If one or more additional countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted.
In addition, the Holding Foreign Companies Accountable Act (the “HFCAA”) could cause securities of a foreign (non-U.S.) company, including American Depositary Receipts (“ADRs”), to be delisted from U.S. stock exchanges if the company does not allow the U.S. government to oversee the auditing of its financial information. Although the requirements of the HFCAA apply to securities of all foreign (non-U.S.) issuers, the SEC has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, the Fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. The Fund may also need to seek other markets in which to transact in such securities, which could increase the Fund’s costs.
As an alternative to holding foreign-traded investments, the Fund may invest in U.S. dollar-denominated investments of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market including depositary receipts, such as ADRs and Global Depositary Receipts (“GDRs”), which evidence ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on foreign markets, currency risk. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are established without the participation of the issuer. As a result, available information concerning the issuer of an unsponsored depository receipt may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. Unsponsored depositary receipts may involve higher expenses, may not pass through voting or other shareholder rights and may be less liquid.
Emerging Markets Investments. The risks of foreign investments can be more significant in emerging markets.  Unless otherwise provided in the Fund’s principal investment strategies, an emerging market country is any country determined by the investment adviser to have an emerging market economy, considering factors such as the country’s political and economic stability, and the development of its financial and capital markets. Emerging markets may offer higher potential for gains and losses than investments in the developed markets of the world. Political and economic structures in emerging market countries generally lack the social, political and economic stability of developed countries, which may affect the value of the Fund’s investments in these countries and also the ability of the Fund to access markets in such countries. Securities markets within emerging market countries may experience low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets. Emerging markets investments may also include investments through complex structures that may lack transparency.
Governmental actions can have a significant effect on the economic conditions in emerging market countries, which also may adversely affect the value and liquidity of the Fund’s investments. In particular, trade disputes may result in governmental actions that could have an adverse effect on investments in emerging market countries, including but not limited to restrictions on investments in, or required divestment of, particular issuers or industries. Such actions may effectively restrict or eliminate the Fund’s ability to purchase or sell investments in emerging market countries, and thus may make them less liquid or more difficult to value, or may force the Fund to sell or otherwise dispose of such investments at inopportune times or prices. In certain emerging market countries, governments participate to a significant degree, through ownership or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payments of dividends. Further, investing in the securities of issuers with economic exposure to emerging market countries may present a greater risk of loss resulting from problems in security registration and custody, substantial economic or political disruptions, terrorism, armed conflicts and other geopolitical events, and the impact of tariffs and other restrictions on trade or economic sanctions. Geopolitical events such as nationalization or expropriation could even cause the loss of the Fund’s entire investment in one or more country.
There may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting, and recordkeeping standards and requirements comparable to those to which U.S. companies are subject and, therefore, material information related to an investment may not be available or reliable. The laws of emerging market countries relating to the limited liability of corporate shareholders, fiduciary duties of officers and directors, and bankruptcy of state enterprises are generally less developed than or different from such laws in the United States. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. In addition, due to jurisdictional limitations, U.S. authorities (e.g., SEC and the U.S. Department of Justice) may be limited in their ability to enforce regulatory or legal obligations in emerging market countries. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. The prices at which investments may be acquired may be affected by trading by persons with information that is not publicly available and by securities transactions by brokers in anticipation of transactions in particular securities. Disruptions due to work stoppages and
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trading improprieties in foreign securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund is heavily invested, the Fund’s ability to redeem Fund shares could become impaired. In such circumstances, the Fund may have to sell more liquid securities than it would otherwise choose to sell. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Foreign Currencies. The value of foreign assets and currencies as measured in  U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), and relations between nations and trading. Foreign currencies also are subject to settlement, custodial and other operational risks. Currency exchange rates can be affected unpredictably by intervention, or the failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. If the U.S. dollar rises in value relative to a foreign currency, a security denominated in that foreign currency will be worth less in U.S. dollars. If the U.S. dollar decreases in value relative to a foreign currency, a security denominated in that foreign currency will be worth more in U.S. dollars. A devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency. Costs are incurred in connection with conversions between currencies.
The Fund may engage in spot transactions and forward foreign currency exchange contracts, purchase and sell options on currencies and purchase and sell currency futures contracts and related options thereon (collectively, “Currency Instruments”) to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar or to seek to enhance returns.
Derivatives. Generally, derivatives can be characterized as financial instruments whose performance is derived at least in part from the performance of an underlying reference instrument. Derivative instruments may be acquired in the United States or abroad consistent with the Fund’s investment strategy and may include the various types of exchange-traded and over-the-counter (“OTC”) instruments described herein and other instruments with substantially similar characteristics and risks. Fund obligations created pursuant to derivative instruments may give rise to leverage, which may subject the Fund to heightened risk of loss. The Fund may invest in a derivative transaction if it is permitted to own, invest in, or otherwise have economic exposure to the reference instrument. Depending on the type of derivative instrument and the Fund’s investment strategy, a reference instrument could be a security, instrument, index, currency, commodity, economic indicator or event (“reference instruments”). The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.
Derivative instruments are subject to a number of risks, including adverse or unexpected movements in the price of the reference instrument, and  counterparty, liquidity, market, tax and leverage risks. Certain derivatives may also be subject to credit risk and interest rate risk. In addition, derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, indices or instruments they are designed to hedge or closely track. Use of derivative instruments may cause the realization of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if such instruments had not been used. Success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the reference instrument and the Fund’s assets. To the extent that a derivative instrument is intended to hedge against an event that does not occur, the Fund may realize losses.
OTC derivative instruments involve an additional risk in that the issuer or  counterparty may fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, an option or commodity exchange or swap execution facility or clearinghouse may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. There can be no assurance that the use of derivative instruments will benefit the Fund.
The  U.S. and non-U.S. derivatives markets have undergone substantial changes in recent years as a result of changes under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and regulatory changes in Europe, Asia and other non-U.S. jurisdictions. In particular, the Dodd-Frank Act and related regulations require most derivatives to be margined and/or cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on counterparties, and impose other regulatory requirements that impact derivatives markets. The SEC adopted Rule 18f-4 under the 1940 Act, which applies to the Fund’s use of derivative investments and certain financing transactions. Among other things, Rule 18f-4
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requires certain funds that invest in derivative instruments beyond a specified limited amount (generally greater than 10% of a fund’s net assets) to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. To the extent a Fund uses derivative instruments (excluding certain currency and interest rate hedging transactions) in a limited amount (up to 10% of a Fund’s net assets), it will not be subject to the full requirements of Rule 18f-4. In addition, to the extent that the Fund enters into reverse repurchase agreements or similar financing transactions, the Fund may elect to either treat all of its reverse repurchase agreements or similar financing transactions as derivatives transactions for purposes of Rule 18f-4 or comply (with respect to reverse repurchase agreements or similar financing transactions) with the asset segregation requirements under Section 18 of the 1940 Act. The implementation of these requirements or additional future regulation of the derivatives markets may make the use of derivatives more costly, may limit the availability or reduce the liquidity of derivatives, and may impose limits or restrictions on the counterparties with which the Fund engages in derivative transactions. Fund management cannot fully predict the effects of any governmental regulation of the derivatives markets, and there can be no assurance that any government regulation will not adversely affect the Fund’s performance or ability to achieve its investment objective(s). Regulations adopted by federal banking regulators under the Dodd-Frank Act require that certain qualified financial contracts (“QFCs”) with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out and cross-default rights. QFCs include, but are not limited to, securities contracts, commodities contracts, forward contracts, repurchase agreements, securities lending agreements and swaps agreements, as well as related master agreements, security agreements, credit enhancements, and reimbursement obligations. If a covered counterparty of a Fund or certain of the covered counterparty’s affiliates were to become subject to certain insolvency proceedings, a Fund may be temporarily unable to exercise certain default rights, and the QFC may be transferred to another entity. In addition, under the rule, a Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security under the 1940 Act, provided that (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A Fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, a Fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may impact a Fund’s credit and counterparty risks.

Options. Options may be traded on an exchange and OTC. By buying a put option on a particular instrument, the Fund acquires a right to sell the underlying instrument at the exercise price. By buying a put option on an index, the Fund acquires a right to receive the cash difference between the strike price of the option and the index price at expiration. A purchased put position also typically can be sold at any time by selling at prevailing market prices. Purchased put options generally are expected to limit the Fund’s risk of loss through a decline in the market value of the underlying security or index until the put option expires. When buying a put option, the Fund pays a premium to the seller of the option. If the price of the underlying security or index is above the exercise price of the option as of the option valuation date, the option expires worthless and the Fund will not be able to recover the option premium paid to the seller. The Fund may purchase uncovered put options on securities, meaning it will not own the securities underlying the option.

The Fund may also write (i.e., sell) put options. The Fund will receive a premium for selling a put option, which may increase the Fund’s return. In selling a put option on a security, the Fund has the obligation to buy the security at an agreed upon price if the price of such instrument decreases below the exercise price. By selling a put option on an index, the Fund has an obligation to make a payment to the buyer to the extent that the value of the index decreases below the exercise price as of the option valuation date. If the value of the underlying security or index on the option’s expiration date is above the exercise price, the option will generally expire worthless and the Fund, as option seller, will have no obligation to the option holder.

The Fund may purchase call options. By purchasing a call option on a security, the Fund has the right to buy the security at the option’s exercise price. By buying a call option on an index, the Fund acquires the right to receive the cash difference between the market price of the index and strike price at expiration. Call options typically can be exercised any time prior to option maturity or, sold at the prevailing market price.

The Fund may also write (i.e., sell) a call option on a security or index in return for a premium. A call written on a security obligates the Fund to deliver the underlying security at the option exercise price. Written index call options obligate the Fund to make a cash payment to the buyer at expiration if the market price of the index is above the option strike price. Calls typically can also be bought back by the Fund at prevailing market prices and the Fund also may enter into closing purchase transactions with respect to written call options.   The Fund may write call options on securities that it owns (so-called covered calls) and also may write uncovered call options. With respect to written covered calls, the Fund may sell the underlying security prior to entering into a closing purchase transaction on up to 5% of its net assets within three days of such transaction. The Fund may also engage in various types of option strategies using put and/or call options.

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The Fund’s options positions are marked to market daily. The value of options is affected by changes in the value and dividend rates of their underlying instruments, changes in interest rates, changes in the actual or perceived volatility of the relevant index or market and the remaining time to the options’ expiration, as well as trading conditions in the options market. The hours of trading for options may not conform to the hours during which the underlying instruments are traded. To the extent that the options markets close before markets for the underlying instruments, significant price and rate movements can take place in the markets that would not be reflected concurrently in the options markets.

The Fund’s ability to sell the instrument underlying a call option may be limited while the option is in effect unless the Fund enters into a closing purchase transaction. Uncovered call options have speculative characteristics and are riskier than covered call options because there is no underlying instrument held by the Fund that can act as a partial hedge.  As the seller of a covered call option or an index call option, the Fund may forego, during the option’s life, the opportunity to profit from increases in the market value of the underlying instrument covering the call option above the sum of the premium received by the Fund and the exercise price of the call. The Fund also retains the risk of loss, minus the option premium received, should the price of the underlying instrument decline.

Participants in OTC markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange-based” markets. OTC option contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC options becomes restricted. The ability of the Fund to transact business with any one or a number of  counterparties may increase the potential for losses to the Fund, due to the lack of any independent evaluation of the counterparties or their financial capabilities, and the absence of a regulated market to facilitate settlement of the options.

Futures Contracts. Futures are standardized, exchange-traded contracts. Futures contracts on securities obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of the financial instrument called for in the contract at a specified future date at a specified price. An index futures contract obligates the purchaser to take, and a seller to deliver, an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made. It is the practice of holders of futures contracts to close out their positions on or before the expiration date by use of offsetting contract positions, and physical delivery of financial instruments or delivery of cash, as applicable, is thereby avoided. An option on a futures contract gives the holder the right to enter into a specified futures contract.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (“currency forward”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect against an adverse change in the relationship between currencies or to increase exposure to a particular foreign currency.

Certain currency forwards may be individually negotiated and privately traded, exposing them to credit and  counterparty risks. The precise matching of the currency forward amounts and the value of the instruments denominated in the corresponding currencies will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that the use of currency forwards may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that currency forwards may create exposure to currencies in which the Fund’s securities are not denominated. In addition, it may not be possible to hedge against long-term currency changes. Currency forwards are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying currency forwards. As a result, available information may not be complete.

Equity Swaps. Equity swaps involve the exchange by the Fund with another party of their respective returns as calculated on a notional amount of an equity index (such as the S&P 500® Index), basket of equity securities, or individual equity security.

Counterparty Risk. A financial institution or other  counterparty with whom the Fund does business (such as trading, securities lending or as a derivatives counterparty), or that underwrites, distributes or guarantees any instruments that the Fund owns or is otherwise exposed to, may decline in financial condition and become unable to honor its commitments. This could cause the value of Fund shares to decline or could delay the return or delivery of collateral or other assets to the Fund.  Counterparty risk is increased for contracts with longer maturities.
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Short Sales. The Fund may engage in short sales on securities or a basket or index of securities. A short sale on an individual security typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The seller of a short position generally realizes a profit from the transaction if the proceeds it receives on the short sale exceed the cost of purchasing the securities sold short in the market, but will generally realize a loss if the cost of closing the short position exceeds the proceeds from the short sale. The Fund pays interest or dividend expense with respect to securities sold short.
If the Fund does not own the securities sold short, the short sale exposes the Fund to the risk that it will be required to purchase securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss. There is no assurance that a security sold short will decline in value or make a profit for the Fund. In addition, there is no guarantee that any security needed to cover the short position will be available for purchase. Short selling carries a risk that the  counterparty to the short sale may fail to honor its contract terms, causing a loss to the Fund. Further, if other short positions of the same security are closed out at the same time, a “short squeeze” can occur where demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price. If the Fund invests the proceeds received for selling securities short in other investments, the Fund is employing a form of leverage.
Smaller Companies. Securities of smaller companies, which may include legally restricted securities, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the securities of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Because of the absence of any public trading market for some of these investments (such as those which are legally restricted) it may be more difficult to value these investments and may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.
Royalty Bonds. Royalty bonds include debt securities collateralized by pharmaceutical royalty interests (“Royalty Bonds”). Pharmaceutical royalty streams are created when the owner of a patent on a pharmaceutical product licenses the discovery to a larger commercial entity for further development, while maintaining a royalty interest on future sales of the product. Royalty Bonds are created when the royalty owner borrows against the royalty stream by issuing debt collateralized by the royalty. Royalty Bond investors receive interest and principal payments collateralized and funded by the stream of royalty payments. Royalty Bonds are typically offered in a private placement pursuant to Section 4(a)(2) of the 1933 Act and are restricted as to resale.
Because Royalty Bonds are restricted securities and because of the proprietary nature of the underlying pharmaceutical product licenses, it may take longer to liquidate Royalty Bond positions than would be the case for other securities. Royalty Bonds are also subject to the industry risks associated with health sciences companies.
Pooled Investment Vehicles. The Fund may invest in pooled investment vehicles to the extent permitted by the 1940 Act, and the rules, regulations and interpretations thereunder. Pooled investment vehicles are open- and closed-end investment companies unaffiliated with the investment adviser, open-end investment companies affiliated with the investment adviser and exchange-traded funds (“ETFs”). Pooled investment vehicles are subject to the risks of investing in the underlying securities or other instruments that they own. The market for common shares of certain closed-end investment companies and ETFs, which are generally traded on an exchange and may be traded at a premium or discount to net asset value, is affected by the demand for those securities, regardless of the value of such fund’s underlying securities. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to such fund’s net asset value. The Fund will indirectly bear its proportionate share of any management fees and other operating expenses paid by unaffiliated and certain affiliated pooled investment vehicles in which it invests. If such fees exceed 0.01% of the average net assets of the Fund, the costs associated with such investments will be reflected under Acquired Fund Fees and Expenses in the Fund’s Annual Fund Operating Expenses table(s) in its Fund Summary.
Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular investments or close derivative positions at an advantageous market price. Trading opportunities are also more limited for securities and other instruments that are not widely held or are traded in less developed markets. These factors may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. It also may be more difficult to value less liquid investments. These effects may be exacerbated during times of financial or political stress. Increased Fund redemption activity also may increase liquidity risk due to the need of the Fund to sell portfolio investments and may negatively impact Fund performance.
The Fund will not acquire any illiquid investment if, immediately after the acquisition, the Fund will have invested more than 15% of its net assets in illiquid investments. Illiquid investments mean any investments that the Fund’s investment adviser and/or sub-adviser, as applicable, reasonably expect cannot be sold or disposed of in seven calendar days or less under then-current market conditions without the sale or disposition significantly changing the market value of the investment.
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Restricted Securities. Securities held by the Fund may be legally restricted as to resale (such as those issued in private placements), including commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act, securities eligible for resale pursuant to Rule 144A thereunder, and securities of  U.S. and non-U.S. issuers initially offered and sold outside the United States pursuant to Regulation S thereunder. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may incur additional expense when disposing of restricted securities, including all or a portion of the cost to register the securities. The Fund also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions. In addition, if the investment adviser and/or sub-adviser, if applicable, receives non-public information about the issuer, the Fund may as a result be unable to sell the securities.
Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale. It may be difficult to sell restricted securities at a price representing fair value until such time as the securities may be sold publicly. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the investment adviser and/or sub-adviser, if applicable, believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Holdings of restricted securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them. Restricted securities may involve a high degree of business and financial risk, which may result in substantial losses.
Securities Lending. The Fund may lend its portfolio securities to broker-dealers and other institutional borrowers. During the existence of a loan, the Fund will continue to receive the equivalent of the interest paid by the issuer on the securities loaned, or all or a portion of the interest on investment of the collateral, if any. The Fund may pay lending fees to such borrowers. Loans will only be made to firms that have been approved by the investment adviser, and the investment adviser or the securities lending agent will periodically monitor the financial condition of such firms while such loans are outstanding. Securities loans will only be made when the investment adviser believes that the expected returns, net of expenses, justify the attendant risks. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The Fund may engage in securities lending to generate income. Upon return of the loaned securities, the Fund would be required to return the related collateral to the borrower and may be required to liquidate portfolio securities in order to do so. The Fund may lend up to one-third of the value of its total assets or such other amount as may be permitted by law.
As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. To the extent that the portfolio securities acquired with such collateral have decreased in value, it may result in the Fund realizing a loss at a time when it would not otherwise do so. As such, securities lending may introduce leverage into the Fund. The Fund also may incur losses if the returns on securities that it acquires with cash collateral are less than the applicable rebate rates paid to borrowers and related administrative costs.
Leverage Risk. Certain Fund transactions may give rise to leverage. Leverage can result from a non-cash exposure to an asset, index, rate, or underlying reference instrument.  Leverage can increase both the risk and return potential of the Fund. The use of leverage may cause the Fund to maintain liquid assets or liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Leverage may cause the Fund’s net asset value to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.
If the income from the securities purchased with funds received from leverage is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to the Fund’s shareholders as dividends and other distributions will be reduced. In the latter case, the investment adviser in its best judgment may nevertheless determine to maintain the Fund’s leveraged position if it deems such action to be appropriate.
Borrowing. The Fund is permitted to borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions). Any borrowings by the Fund are subject to the requirements of the 1940 Act. Borrowings are also subject to the terms of any credit agreement between the Fund  and lender(s). Fund borrowings may be equal to as much as 33 1/3% of the value of the  Fund’s total assets (including such borrowings) less the Fund’s liabilities (other than borrowings). The Fund will not purchase additional investments while outstanding borrowings exceed 5% of the value of its total assets.
In addition, the Fund will be required to maintain a specified level of asset coverage with respect to all borrowings and may be required to sell some of its holdings to reduce debt and restore coverage at times when it may not be advantageous to do so. The rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Fund under a credit facility are senior to the rights of holders of shares with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lenders may have the right to cause a liquidation of the collateral (i.e., sell Fund assets) and, if any such default is not cured, the lenders may be able to control the liquidation as well.
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Eaton Vance Worldwide Health Sciences Fund   |  Details of the Fund
Details of the Fund  (Con’t)
Cash and Money Market Instruments; Temporary Defensive Positions. The Fund may invest in cash or money market instruments, including high quality short-term instruments or an  affiliated investment  company that invests in such instruments. During unusual market conditions, including for temporary defensive purposes, the Fund may invest up to 100% of its assets in cash or money market instruments, which may be inconsistent with its investment objective(s) and other policies, and as such, the Fund may not achieve its investment objective(s) during this period.
Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a  counterparty.
Converting to Hub and Spoke Structure. The Fund  may invest all of its assets in an open-end management investment company (“Portfolio”) with substantially the same investment objective, policies and restrictions as the Fund. Any such Portfolio would be advised by the Fund’s investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. The Fund may initiate investments in a Portfolio at any time without shareholder approval.
Cybersecurity Risk. With the increased use of technologies by Fund service providers to conduct business, such as the Internet, the Fund is susceptible to operational, information security and related risks. The Fund relies on communications technology, systems, and networks to engage with clients, employees, accounts, shareholders, and service providers, and a cyber incident may inhibit the Fund’s ability to use these technologies. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites. A denial-of-service attack is an effort to make network services unavailable to intended users, which could cause shareholders to lose access to their electronic accounts, potentially indefinitely. Employees and service providers also may not be able to access electronic systems to perform critical duties for the Fund, such as trading and NAV calculation, during a denial-of-service attack. There is also the possibility for systems failures due to malfunctions, user error and misconduct by employees and agents, natural disasters, or other foreseeable and unforeseeable events.
Because technology is consistently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber attack. Similar types of  cybersecurity risks also are present for issuers of securities in which the Fund invests, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber attacks, technological disruptions, malfunctions or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Fund from, among other things, buying or selling the Fund or accurately pricing its securities. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber incidents consistently. In addition to deliberate cyber attacks, unintentional cyber incidents can occur, such as the inadvertent release of confidential information by the Fund or its service providers.
The Fund uses third party service providers who are also heavily dependent on computers and technology for their operations.  Cybersecurity failures by or breaches of the Fund’s investment adviser or administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, may disrupt and otherwise adversely affect their business operations. This may result in financial losses to the Fund, impede Fund trading, interfere with the Fund’s ability to calculate its NAV, limit a shareholder’s ability to purchase or redeem shares of the Fund or cause violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, litigation costs, or additional compliance costs. While many of the Fund’s service providers have established business continuity plans and risk management systems intended to identify and mitigate cyber attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. The Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.
ESG Investment Risk. To the extent that the investment adviser and/or sub-adviser consider environmental, social and/or governance (“ESG”) issues, the Fund’s performance may be impacted. Additionally, the investment adviser’s and/or sub-adviser’s consideration of ESG issues may require subjective analysis based on qualitative assessments and the ability of the investment adviser and/or sub-adviser to consider ESG issues may be impacted by data availability for a particular company or issuer (or obligor), including if the data is inaccurate, incomplete, unavailable or based on estimates. The investment adviser’s and/or sub-adviser’s consideration of ESG issues may contribute to the investment adviser’s and/or sub-adviser’s decision to forgo opportunities to buy certain securities. ESG issues with respect to an issuer (or obligor) or the investment adviser’s and/or sub-adviser’s assessment of such may change over time. The consideration of ESG issues within the investment adviser’s and/or sub-adviser’s investment decision-making process for a Fund may vary across asset classes, industries and sectors. When deemed by the investment adviser and/or sub-adviser  to be
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Eaton Vance Worldwide Health Sciences Fund   |    Details of the Fund
Details of the Fund (Con’t)
relevant to its evaluation of a company’s financial performance and when applicable information is available, the investment adviser and/or sub-adviser consider financially material environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer or long-term stock price performance of a company. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The investment adviser and/or sub-adviser does not exclude any company, industry or sector from consideration based on ESG criteria.
Large Transactions Risk. The Fund may experience adverse effects when large shareholders, or a number of shareholders collectively purchase or redeem large amounts of shares of the Fund (“large shareholder transactions”). Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large shareholder transactions may also result in taxable income and/or gains for the Fund, which may increase taxable distributions to shareholders, and may also increase transaction costs. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged investment plans. To the extent that such transactions result in short-term capital gains, such gains when distributed by the Fund will generally be taxed at the ordinary income tax rate for individual shareholders who hold Fund shares in a taxable account. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. A number of circumstances may cause the Fund to experience large redemptions, including, but not limited to, the occurrence of significant events affecting investor demand for securities or asset classes in which the Fund invests; changes in the eligibility criteria for the Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time.
Geopolitical Risk. The increasing interconnectivity between global economies and markets increases the likelihood that events or conditions in one country, region, sector, industry or market or, with respect to one company, may adversely impact issuers in a different country, region, sector, industry or market. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact the Fund’s investments. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord, war, banking or debt crises and downgrades, among others, may result in market volatility and may have short and/or long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).
Such global events may negatively impact broad segments of businesses and populations, cause a significant negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price, and/or exacerbate pre-existing political, social and economic risks to the Fund. The Fund’s operations may be interrupted and any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.
Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing, which may impact such economies and markets in ways that cannot be foreseen at this time.
The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the  Fund invests.
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Eaton Vance Worldwide Health Sciences Fund   |  Details of the Fund
Details of the Fund  (Con’t)
Some countries, including the United States, have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between the United Kingdom and the European Union, and the risks associated with trade negotiations between the United States and China, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, the current strength of the U.S. dollar may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.
Regulators in the United States have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the  Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the  Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the  Fund and its investments or operations could be negatively impacted.
There is widespread concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change may negatively impact certain issuers and/or industries.
General. The Fund’s 80% Policy will not be changed unless shareholders are given at least 60 days’ advance written notice of the change. Unless otherwise stated, the Fund’s investment objective and certain  other policies may be changed without shareholder approval. Any proposed material change in the investment objective will be submitted to shareholders for their approval. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the SAI. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.
The Fund’s annual operating expenses are expressed as a percentage of the Fund’s average daily net assets and may change as Fund assets increase and decrease over time. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations or to widely accepted market conventions or standards could have an adverse effect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy. With the increased use of technologies by Fund service providers, such as the Internet, to conduct business, the Fund is susceptible to operational, information security and related risks. See “Additional Information about Investment Strategies and Risks” in the Fund’s SAI. In addition, it is expected that confidential or material non-public information regarding an investment or potential investment opportunity may become available to the investment adviser. If such information becomes available, the investment adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity and the investment adviser may be restricted in its ability to cause the Fund to buy or sell securities of an issuer for substantial periods of time when the Fund otherwise could realize profit or avoid loss. This may adversely affect the Fund’s flexibility with respect to buying or selling securities and may impair the Fund’s liquidity.
Management and Organization
Management
The Fund’s investment adviser is Eaton Vance Management (“Eaton Vance”). Eaton Vance is an indirect, wholly owned subsidiary of Morgan Stanley. Eaton Vance, a registered investment adviser, has offices at One Post Office Square, Boston, MA 02109.
Morgan Stanley (NYSE: MS), whose principal offices are at 1585 Broadway, New York, New York 10036, is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of September 30, 2025, Morgan Stanley’s asset management operations had aggregate assets under management or supervision of approximately $1.8 trillion.
Eaton Vance has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (“EVAIL”) pursuant to an investment sub-advisory agreement. EVAIL, a registered investment adviser, has offices at 125 Old Broad Street, London, EC2N 1AR, United Kingdom. Under its sub-advisory agreement, Eaton Vance pays EVAIL a portion of its advisory fee for sub-advisory services provided to the Fund. Eaton Vance and EVAIL, and their predecessor organizations, have been managing assets since 1924 and managing mutual funds since 1931.
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Eaton Vance Worldwide Health Sciences Fund   |    Details of the Fund
Details of the Fund (Con’t)
The Fund’s Form N-CSR filing covering the fiscal year ended August 31 provides information regarding the basis for the Trustees’ approval of the Fund’s investment advisory and sub-advisory agreements.
Eaton Vance receives a monthly asset-based investment advisory fee from the Fund as follows:

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $500 million	0.675%
$500 million but less than $1 billion	0.590%
$1 billion but less than $1.5 billion	0.520%
$1.5 billion but less than $2 billion	0.490%
$2 billion but less than $2.5 billion	0.470%
$2.5 billion and over	0.450%
Eaton Vance may receive a performance-based upward or downward adjustment to the asset-based investment advisory fee of up to 0.15% (annually) of the average daily net assets of the Fund depending upon whether, and to what extent, the investment performance of the Fund differs by at least one percentage point from the record of the  MSCI World Health Care Index over a 36-month performance period. For the fiscal year ended  August 31, 2025, the annual effective rate of the investment advisory fee paid to Eaton Vance, including an upward performance adjustment, was 0.65% of the Fund’s average daily net assets.
The Fund is managed by Jason  Kritzer and Samantha Pandolfi. Prior to the close of business on August 9, 2019, Mr. Kritzer and Ms. Pandolfi managed Worldwide Health Sciences Portfolio in which the Fund previously invested. Mr.  Kritzer and Ms. Pandolfi have served as portfolio managers since July 2016, have been portfolio managers and employees of the Morgan Stanley organization for more than five years and are Managing Directors of Morgan Stanley and Vice Presidents of Eaton Vance.
The SAI provides additional information about the investment management team, including information about compensation, other accounts managed by the team members, and each team member’s ownership of Fund shares.
Pursuant to an Amended and Restated Administrative Services Agreement, Eaton Vance receives a monthly fee from the Fund for administrative services of 0.15% annually of average daily net assets. For the fiscal year ended August 31, 2025, the administration fee amounted to 0.15% of the average daily net assets of the Fund.
Eaton Vance provides sub-transfer agency and related services to Eaton Vance  mutual funds pursuant to a Sub-Transfer Agency Support Services Agreement. For its services under the agreement, Eaton Vance receives an aggregate fee from such funds equal to its actual expenses incurred in performing such services.
Organization
The Fund is a series of Eaton Vance Growth Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing Trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).
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Eaton Vance Worldwide Health Sciences Fund | Shareholder Information
Shareholder Information
Valuing Shares
You may buy or sell (redeem) shares of the  Fund at the NAV next determined for the class after receipt of your order in good order, plus any applicable sales charge. The  Fund’s NAV is determined as of the close of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (typically Monday through Friday) (the “Pricing Time”). The  Fund is closed for business and will not issue a NAV on the following business holidays and any other business day that the NYSE is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On holidays or other days when the NYSE is closed, the NAV is generally not calculated and the  Fund generally does not transact purchase or redemption requests. However, on those days, the value of the Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open. In addition, trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the  Fund does not price its interests or transact purchase or redemption requests.
If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the  Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its  NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as its investment adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the investment adviser’s opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the investment adviser in accordance with applicable fair value pricing policies and in accordance with applicable law. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. To the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your shares. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order by the close of regular trading on the NYSE in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).
The Board has adopted procedures for valuing investments (the “Procedures”)and has delegated to the investment adviser, as valuation designee, the daily valuation of such investments. Pursuant to the Procedures, securities and other investments held by the  Fund for which market quotations are readily available are generally valued at market value. Exchange-listed investments (including certain derivatives) are normally valued at last sale or closing prices. Exchange-traded options are valued at the mean of the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options, or by the relevant exchange or board of trade for non-U.S. listed options. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Most loans and other debt obligations are valued using prices supplied by one or more pricing services.
Pursuant to the Procedures, if market quotations are not readily available (or otherwise not reliable) for a particular investment, the fair value of the investment will be determined by the investment adviser, as valuation designee. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the  Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. As such, the Fund will use fair value pricing if, for example, market prices or a pricing service’s prices (as applicable) are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before portfolio assets are valued that cause or are likely to cause a market quotation to be unavailable or unreliable, such as corporate actions, regulatory news, or natural disasters or governmental actions that may affect investments in a particular sector, country or region. In addition, for foreign equity securities and total return swaps and futures contracts on foreign indices that meet certain criteria, the Board has approved the use of a fair value service that values such investments to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other investment that have a strong correlation to the fair valued investments.  An investment that is fair valued may be valued at a price higher or lower than (i) actual market quotations, (ii) the value determined by other funds using their own fair valuation procedures, or (iii) the price at which the investment could have been sold during the period in which fair valuation was used with respect to such investment to calculate the  Fund’s NAV. Because foreign investments held by the Fund, if any, may trade on days when Fund shares are not priced, the value of such investments, and thus the net asset value of the Fund’s shares, can change on days when Fund shares cannot be redeemed or purchased. Eaton Vance  has established a Valuation Committee that oversees the valuation of investments.
Purchasing Shares
Set forth below is information about the manner in which the Fund offers shares. A financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in this Prospectus. All variations described in Appendix A are applied by, and the responsibility of, the identified financial intermediary. Sales charge variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund
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Eaton Vance Worldwide Health Sciences Fund   |    Shareholder Information
Shareholder Information (Con’t)
shares through an intermediary identified on Appendix A should read the terms and conditions of Appendix A carefully. See also “Shareholder Account Features – ‘Street Name’ Accounts.” For the variations applicable to shares offered through certain financial intermediaries, please see Appendix A  – Financial Intermediary Sales Charge Variations. A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary.
You may purchase shares through your financial intermediary or by mailing an account application form to the transfer agent (see back cover for address). Purchase orders will be executed at the net asset value (plus any applicable sales charge)  next determined after their receipt in proper form (meaning that the order is complete and contains all necessary information) by the  Fund’s transfer agent. The  Fund’s transfer agent or your financial intermediary must receive your purchase in proper form no later than the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) for your purchase to be effected at that day’s net asset value. If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you.
The Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The U.S. registered funds sponsored by the Eaton Vance organization (the “Eaton Vance funds”)  generally do not accept investments from residents of the European Union, the United Kingdom or Switzerland. The Eaton Vance funds also do not accept investments from other non-U.S. residents, provided that a fund may accept investments from certain non-U.S. investors at the discretion of the principal underwriter. The Fund does not  issue share certificates.
As used throughout this Prospectus, the term “employer sponsored retirement plan” includes the following: an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Code (such as a 401(k) plan, money purchase pension, profit sharing and defined benefit plan); ERISA covered 403(b) plan; Taft-Hartley multi-employer plan; and non-qualified deferred compensation arrangements that operate in a similar manner to a qualified retirement plan (including 457 plans and executive deferred compensation arrangements). Individual Retirement Accounts (“IRAs”) are not employer sponsored retirement plans for purposes of this definition.
Class A, Class C and Class R Shares
Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment. The Fund no longer accepts direct purchases of Class C shares by accounts for which no broker-dealer or other financial intermediary is specified. Any direct purchase received by the Fund’s transfer agent for Class C shares for such accounts will automatically be invested in Class A shares.
The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including employer sponsored retirement plans and proprietary fee-based programs sponsored by financial intermediaries) and for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers  (as described in the SAI). The Class A minimum initial investment amount is waived for permitted exchanges of shares of a registered closed-end fund operated as an “interval fund” that continuously offers its shares at NAV and that is advised or sponsored by Eaton Vance or its affiliates. The investment adviser, in its sole discretion, may waive a minimum initial investment amount in certain cases.
Class I Shares
Your initial investment must be at least $1,000,000, except as noted below. Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and employer sponsored retirement plans. Class I shares may also be available through brokerage platforms of broker-dealer firms that have agreements with the Fund’s principal underwriter to offer Class I shares solely when acting as an agent for the investor. An investor acquiring Class I shares through such platforms may be required to pay a commission and/or other forms of compensation to the broker. The Fund offers other share classes that have different fees and expenses.  Class I shares also are offered to investment and institutional clients of Eaton Vance  and its affiliates and certain persons affiliated with Eaton Vance. The investment adviser, in its sole discretion, may waive eligibility requirements in certain cases.
The Class I minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates, and the  ReFlow Liquidity Program  (as described in the SAI).    The minimum initial investment also is waived for: (i) permitted exchanges, including exchanges of shares of a registered closed-end fund operated as an “interval fund” that continuously offers its shares at NAV and that is advised or sponsored by Eaton Vance or its affiliates;  (ii) employer sponsored retirement plans; (iii) corporations, endowments and foundations with assets of at least $100 million; (iv) Class I shares purchased through the brokerage platforms described above; and (v) accounts of clients of financial intermediaries who (a) charge an ongoing fee for advisory, investment, consulting or similar services, or (b) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform (in each case, as described above). The investment adviser, in its sole discretion, may waive a minimum initial investment amount in certain cases.
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Eaton Vance Worldwide Health Sciences Fund   |  Shareholder Information
Shareholder Information (Con’t)
Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone Eaton Vance Shareholder Services at 1-800-262-1122  to be assigned an account number. You may request an account application by calling 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time). Shareholder Services must be advised by telephone of each additional investment by wire.
Subsequent Investments
Subsequent investments of any amount may be made at any time, including through automatic investment each month or quarter from your bank account. You may make automatic investments of $50 or more each month or each quarter from your bank account provided such investments equal a minimum of $200 per year. You can establish bank automated investing on the account application or by providing written instructions to the Fund’s transfer agent. Please call 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time)  for further information.
You also may make additional investments by accessing your account via the Eaton Vance website at www.eatonvance.com. The trade date of purchases made through the Internet from a pre-designated bank account will be the day the purchase is requested through the  Eaton Vance website (provided the request is on a business day and submitted no later than the close of regular trading on the NYSE). For more information about purchasing shares through the Internet, please call 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time).
Inactive Accounts and Risk of Escheatment
In accordance with state “unclaimed property” laws, your Fund shares may legally be considered abandoned and required to be transferred to the relevant state (also known as “escheatment”) under various circumstances. These circumstances, which vary by state, can include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder  is returned by the post office as undeliverable), uncashed checks or a combination of these. An incorrect address may cause a shareholder’s  account statements and other mailings to be returned to the Fund or your financial intermediary. Since states’ statutory requirements regarding inactivity differ, it is important to regularly contact your financial intermediary or the Fund’s transfer agent. The process described above, and the application of state escheatment laws, may vary by state and/or depending on how shareholders hold their shares in the Fund. Escheatment with respect to a retirement account is subject to a 10% federal withholding on the account.
It is your responsibility to ensure that you maintain a valid mailing address for your account, keep your account active by contacting your financial intermediary or the Fund’s transfer agent (e.g., by mail or telephone), and promptly cash all checks for dividends, capital gains and redemptions. Neither the Fund nor the investment adviser(s) will be liable to shareholders  or their representatives for good faith compliance with escheatment laws.
For more information, please see https://www.eatonvance.com/mutual-funds-and-unclaimed-property.php or please contact us at 1-800-262-1122.
Restrictions on Excessive Trading and Market Timing
The  Fund is  not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales (including exchanges, if permitted) of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).
A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or illiquid, is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser(s) and sub-adviser(s) are authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the  Fund.
The Boards of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects (the “Policy”). Under the Policy, the Board has delegated to Eaton Vance, acting in its capacity as the Fund’s sub-transfer agent, the responsibility to reject or cancel a purchase order, suspend or terminate an exchange privilege or terminate the ability of a shareholder to invest in the Eaton Vance funds if Eaton Vance determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund.
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Eaton Vance Worldwide Health Sciences Fund   |    Shareholder Information
Shareholder Information (Con’t)
Pursuant to the Policy, two “round-trips” completed by a Fund shareholder within 90 days through one or more accounts (the “Limitation”) generally will be deemed to be indicative of market timing or trading excessively in fund shares. A “round trip” is defined as a purchase or exchange into a fund followed or preceded by a redemption or exchange out of the fund. Purchases and redemptions subject to the Limitation include those made by exchanging to or from another fund. Eaton Vance will evaluate transactions in Fund shares that violate the Limitation to determine whether they are likely to be detrimental to the Fund. In making such a determination, Eaton Vance may consider various factors, such as the amount, frequency and nature of trading activity. If such a determination is made,  the Fund shareholder may be subject to restrictions on trading Fund shares, as described above. Eaton Vance uses reasonable efforts to detect market timing and excessive trading activity that is likely to be detrimental to the Fund, but it cannot ensure that it will be able to identify all such cases. Eaton Vance may also reject or cancel any purchase order (including an exchange) from a shareholder or group of shareholders for any other reason. In applying the Policy, and in particular when determining whether a transaction is likely to be detrimental to the Fund, Eaton Vance will be required to make judgments that are inherently subjective and will depend on the specific facts and circumstances. Such determinations will be made in a manner believed to be in the best interest of the  Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.
The following fund share transactions generally are exempt from the Policy because they generally do not raise market timing or excessive trading concerns:

•
transactions (i) made pursuant to the Fund’s systematic purchase, exchange or redemption plan, (ii) made as the result of automatic reinvestment of dividends or distributions, or (iii) initiated by the  Fund (e.g., for transactions due to a failure to meet applicable account minimums);

•
transactions made by participants in employer sponsored retirement plans involving (i) participant payroll or employer contributions or loan repayments, (ii) redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or (iii) rollovers;

•	transactions in shares of Eaton Vance Short Duration Government Income Fund; or

•
investments in a fund by ReFlow in connection with the ReFlow liquidity program (if applicable to the  Fund, the ReFlow liquidity program is described under “Investment Objectives & Principal Policies and Risks” above).

The following Fund share transactions generally are exempt from the Limitation; however, these transactions are subject to monitoring by Eaton Vance and may be subject to restrictions if deemed likely to be detrimental to  the Fund:

•	transactions made by model-based discretionary advisory accounts; or

•	transactions made by funds that invest in the Fund as part of an asset reallocation in accordance with their investment policies or in response to Fund inflows and outflows.

It may be difficult for Eaton Vance to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. Eaton Vance has provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Policy to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to  the  Fund. Eaton Vance may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than the Policy. Although Eaton Vance reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, Eaton Vance typically will not request or receive individual account data unless suspicious trading activity is identified. Eaton Vance generally relies on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own policies or the Policy. Eaton Vance cannot ensure that these financial intermediaries will in all cases apply the Policy or their own policies, as the case may be, to accounts under their control.
Choosing a Share Class
The Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and privileges, and will likely have different share prices due to differences in class expenses. A share class also may be subject to a sales charge. In choosing the class of shares that suits your investment needs, you should consider:

•	how long you expect to own your shares;

•	how much you intend to invest; and

•	the total operating expenses associated with owning each class.

Each investor’s considerations are different. You should speak with your financial intermediary to help you decide which class of shares to purchase. Set forth below is a brief description of each class of shares offered by the Fund.
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Eaton Vance Worldwide Health Sciences Fund   |  Shareholder Information
Shareholder Information (Con’t)

Class A shares are offered at net asset value plus a front-end sales charge of up to 5.25%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of  $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay distribution and service fees equal to 0.25% annually of average daily net assets.

Class C shares are offered through financial intermediaries at net asset value with no front-end sales charge. If you sell your Class C shares within 12 months of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the CDSC for Class C may be waived (such as certain redemptions from employer sponsored retirement plans). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution and service fees equal to 1.00%  annually of average daily net assets. Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate market value of all Eaton Vance  fund shares held within the purchasing shareholder’s account(s)) is $1 million or more. Investors considering cumulative purchases of $1 million or more  should consider whether another Class of shares would be more appropriate and consult their financial intermediary. The  Fund no longer accepts direct purchases of Class C shares by accounts for which no broker-dealer or other financial intermediary is specified. Any direct purchase received by the  Fund’s transfer agent for Class C shares for such accounts will automatically be invested in Class A  shares. In addition, Class C shares held in an account for which no financial intermediary is specified and which are not subject to a CDSC will periodically be converted to Class A  shares.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and employer sponsored retirement plans. Class I shares may also be available through brokerage platforms of broker-dealer firms that have agreements with the Fund’s principal underwriter to offer Class I shares solely when acting as an agent for the investor. An investor acquiring Class I shares through such platforms may be required to pay a commission and/or other forms of compensation to the broker. Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates, and certain persons affiliated with Eaton Vance (including employees, officers and directors of Eaton Vance’s affiliates).  Class I shares do not pay distribution or service fees.

Class R shares are offered at net asset value with no front-end sales charge to employer sponsored retirement plans and Individual Retirement Account rollover clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or similar services. Class R shares pay distribution and service fees equal to 0.50% annually of average daily net assets.

Payments to Financial Intermediaries
In addition to payments disclosed under “Sales Charges” below, the  principal underwriter, out of its own resources, may make cash payments to certain financial intermediaries (which may include affiliates of the principal underwriter and investment adviser) who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary. Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance  funds. The principal underwriter may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.
Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting,  recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this Prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.
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Eaton Vance Worldwide Health Sciences Fund   |    Shareholder Information
Shareholder Information (Con’t)
Sales Charges
Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

Amount of Purchase	Sales Charge* as a Percentage of Offering Price	Sales Charge* as a Percentage of Net Amount Invested	Dealer Commission as a Percentage of Offering Price
Less than $50,000	5.25%	5.54%	4.75%
$50,000 but less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.50%
$1,000,000 or more	0.00**	0.00**	TIERED**
*	Because the offering price per share, which includes the front-end sales charge, is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
**	No sales charge is payable at the time of purchase on investments of $1 million or more. The principal underwriter will pay a commission to financial intermediaries on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $4 million; plus 0.50% on amounts of $4 million but less than $15 million; plus 0.25% on amounts of $15 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.
Reducing or Eliminating Class A Sales Charges
Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your financial intermediary or  the  Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your financial intermediary or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.
Right of Accumulation
Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total is $50,000 or more. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including employer sponsored retirement plans and IRAs) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).
Statement of Intention
Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the  Fund to sell) the full amount indicated in the statement. If during the 13-month period you redeem any of the shares that you purchased pursuant to the statement of intention, the value of the redeemed shares will not be included for purposes of satisfying your statement of intention. For additional information about statements of intention, see “Sales Charges” in the SAI.
Class A shares are offered at net asset value (without a sales charge) to accounts of clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform, or self-directed brokerage accounts that may or may not charge transaction fees to customers; or (iii) employer sponsored retirement plans. Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; direct purchases of shares by accounts where no financial intermediary is specified; and to certain fund service providers as described in the SAI. Class A shares are also offered at net asset value to shareholders who make a permitted direct transfer or roll-over to an Eaton Vance  prototype IRA from an employer-sponsored retirement plan previously invested in Eaton Vance funds (applicable only to the portion previously invested in Eaton Vance  funds), provided that sufficient documentation is provided to the transfer agent of such transfer or roll-over at the time of the account opening. Class A shares may also be purchased at net asset value pursuant to the
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Eaton Vance Worldwide Health Sciences Fund   |  Shareholder Information
Shareholder Information (Con’t)
exchange privilege and when distributions are reinvested. A financial intermediary may not, in accordance with its policies and procedures, offer one or more of the waiver categories described above and shareholders should consult their financial intermediary for more information. The Fund may eliminate, modify or add to the terms of these sales charge waivers at any time without providing notice to shareholders.
Contingent Deferred Sales Charge
Class A and Class C shares are  subject to a CDSC on certain redemptions. The CDSC generally is paid to the principal underwriter. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 12 months of purchase.  Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. CDSCs are based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.
The sales commission payable to financial intermediaries in connection with sales of Class C  shares is described under “Distribution and Service Fees” below.
CDSC Waivers
CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and in connection with certain redemptions from employer sponsored retirement plans or IRAs to satisfy required minimum distributions or to return excess contributions made to IRAs, if applicable. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required). The CDSC on Class A and Class C shares  will be waived in connection with sales of Class A and Class C shares  for which no commission or transaction fee was paid by the Distributor or Financial Intermediary at the time of purchase of such shares.
Conversion Feature
Effective November 5, 2020 (the “Effective Date”), Class C shares of the Fund will convert automatically to Class A  shares of the Fund during the month following the eight year anniversary of the purchase of such Class  C shares. If a financial intermediary that maintains a Class C shareholder’s account has not tracked the holding period for Class C shares, Class C shares held as of the Effective Date will automatically convert to Class A shares eight years after the Effective Date. In addition, Class C shares held in an account with the Fund’s transfer agent for which no financial intermediary is specified and that are not subject to a CDSC will be converted to Class A shares of the Fund periodically.
In some circumstances, the Board may determine to cease to offer and subsequently close an existing class of Fund shares. In such circumstances, the Fund may automatically convert the shares for such class into another share class, subject to prior notice to shareholders of the impacted class. Any such conversion will occur at the respective net asset value of each class as of the conversion date without the imposition of any fee or other charges by the Fund.
Distribution and Service Fees
Class A, Class C and Class R shares have in effect plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of shares and service fees for personal and/or shareholder account services (so-called “12b-1 fees”). Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Class R shares pay distribution fees to the principal underwriter of 0.25% annually of average daily net assets and such fees are paid to financial intermediaries. Although there is no intention to do so, Class R could pay distribution fees of up to 0.50% annually upon Trustee approval. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter generally compensates financial intermediaries on sales of Class C shares (except exchange transactions and reinvestments) in an amount equal to 1.00% of the purchase price of the shares. After the first year, such financial intermediaries also receive 0.75%  of the value of outstanding Class C shares sold by such financial intermediaries in annual distribution fees. With respect to purchases of Class C shares by certain employer sponsored retirement plans, the principal underwriter does not compensate the financial intermediary at the time of sale. In such cases, the financial intermediary receives 0.75%  of the value of outstanding Class C shares sold by such financial intermediary in annual distribution fees immediately after the sale. Class C and Class R shares also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.25%  of average daily net assets annually. After the sale of Class A shares, the principal underwriter receives the Class A distribution and service fees and generally the financial intermediary receives such fees immediately after the sale. After the sale of Class C shares, the principal underwriter generally receives the Class C service fees for one year, thereafter financial intermediaries generally receive such fees. After the sale of Class R shares, the principal underwriter generally pays service fees to financial intermediaries based on the value of shares sold by such intermediaries.  With respect to purchases of Class C shares by certain employer sponsored retirement plans, the financial intermediary receives the above described service fees from the principal underwriter immediately after the sale. Such amounts are generally paid to financial intermediaries by the principal underwriter based on the value of shares sold by such financial intermediaries for shareholder servicing performed by such intermediaries. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority, Inc.
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Eaton Vance Worldwide Health Sciences Fund   |    Shareholder Information
Shareholder Information (Con’t)
More information about Fund sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the SAI. Please consult the Eaton Vance website for any updates to Fund sales charge information before making a purchase of Fund shares. Please consult your financial intermediary with respect to any sales charge variations listed on Appendix A.
Redeeming Shares
You can redeem shares in any of the following ways:

By Mail
Send your request to the transfer agent (see back cover for address). The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a Medallion signature guarantee may be required. Circumstances that may require a Medallion signature guarantee include, but are not limited to, requests to distribute redemption proceeds to a party other than the registered account owner(s); requests to mail redemption proceeds to an address other than the address of record; requests to distribute proceeds to a bank account not on file; requests to re-issue uncashed checks representing redemption proceeds; or transaction requests from an account beneficiary when an account owner is deceased. You can obtain a Medallion signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only Medallion signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone
Certain shareholders can redeem by calling 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time). Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

By Internet
Certain shareholders can redeem by logging on to the Eaton Vance website at www.eatonvance.com. Proceeds of internet redemptions are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

For Additional Information	Please call 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time).
Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.
A redemption may be requested by sending a Medallion signature guaranteed letter of instruction to the transfer agent (see back cover for address) or, for telephone redemptions as described above, by calling 1-800-262-1122. Certain redemption requests, including those involving shares held by certain corporations, trusts or certain other entities and shares that are subject to certain fiduciary arrangements, may require additional documentation and may be redeemed only by mail. The Fund’s  transfer agent or your financial intermediary must receive your redemption in proper form (meaning that it is complete and contains all necessary information) no later than the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) for your redemption to be effected at that day’s net asset value.  Redemption proceeds are reduced by the amount of  any applicable CDSC and any  federal income and state tax required to be withheld.
Redemption proceeds typically are paid to the redeeming shareholder in cash up to two business days after the redemption, but payment could take up to seven days, as permitted by the 1940 Act for the reasons discussed below. The actual number of days following receipt of a redemption request in which the Fund typically expects to pay redemption proceeds generally will depend on how you hold your shares with the Fund.
If your shares are held in a “street name” account with a financial intermediary (see “Shareholder Account Features – ‘Street Name’ Accounts”), your intermediary will elect through National Securities Clearing Corporation (“NSCC”) to settle redemptions either one business day or two business days after the redemption date and redemption proceeds normally will be wired to your financial intermediary on the settlement date pursuant to that election.
If your shares are held directly with the  Fund’s transfer agent, redemptions normally will be settled in one business day after the redemption date and redemption proceeds will be sent by regular mail on such date. However, if you have given proper written authorization in advance, you may request that redemption proceeds be wired on the settlement date directly to your bank account in any bank in the United States. While not currently charged by the Fund, you may be required to pay a wire transfer fee by your bank. If you request expedited mail delivery of your redemption proceeds and the Fund is able to accommodate your request, charges may apply. You may redeem all or a portion of the shares from your account on any day the Fund is open for business, provided the amount requested is not on hold or held in escrow pursuant to a statement of intention.  When you purchase by check or with ACH funds transfer, the purchase will be on hold for up to 10 days from the date of receipt. During the hold period, redemption proceeds will not be sent until the transfer agent is reasonably satisfied that the purchase payment has been collected.
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Eaton Vance Worldwide Health Sciences Fund   |  Shareholder Information
Shareholder Information (Con’t)
The Fund typically expects to meet redemption requests by (i) distributing any cash holdings, (ii) selling portfolio investments and/or (iii) borrowing from a bank under a line of credit. In addition to the foregoing, the Fund also may distribute securities as payment (a so-called “redemption in-kind”), in which case the redeeming shareholder may pay fees and commissions to convert the securities to cash. Unless requested by a shareholder, the Fund generally expects to limit use of redemption in-kind to stressed market conditions, but is permitted to do so in other circumstances. A shareholder who wishes to receive redemption proceeds in-kind must notify the Fund on or before submitting the redemption request by calling 1-800-262-1122. Securities distributed in a redemption in-kind would be valued pursuant to the Fund’s valuation procedures and selected by the investment adviser. If a shareholder receives securities in a redemption in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and the value of such securities would be subject to price fluctuations until sold. There can be no assurance that the Fund will manage liquidity successfully in all market environments. As a result, the Fund may not be able to pay redemption proceeds in a timely fashion because of unusual market conditions, an unusually high volume of redemption requests or other factors. Additional information about redemptions in-kind, including the procedures for submitting such redemption requests, is contained in the  Fund’s SAI.
If your account value falls below $750, you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed at net asset value and the proceeds sent to you.
Shareholder Account Features
Distributions. You may have your Fund distributions paid in one of the following ways:

Full Reinvest Option	Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.
Partial Reinvest Option	Dividends are paid in cash* and capital gains are reinvested in additional shares.
Cash Option	Distributions are paid in cash.*
Exchange Option
Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

*	If any distribution check remains uncashed for six months, Eaton Vance reserves the right to invest the amount represented by the check in Fund shares at the then-current net asset value of a Fund and all future distributions will be reinvested. For accounts held directly with a Fund’s transfer agent for which the shareholder has elected to receive distributions via check, any distribution (dividend or capital gain) under $10.00 is automatically reinvested in additional shares regardless of your elected distribution option.
Information about the Fund. From time to time, you may receive the following:

•	Semiannual and annual reports containing other information with respect to the Fund.

•	Periodic account statements, showing recent activity and total share balance.

•	Tax information needed to prepare your income tax returns.

•	Proxy materials, in the event a shareholder vote is required.

•	Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com/edelivery.
You may be contacted via mail, telephone or by electronic means by officers of the Fund, by personnel of the investment adviser or administrator, by the Fund’s transfer agent, by broker-dealer firms, or by a professional solicitation organization in connection with a solicitation of proxies for a meeting of Fund shareholders.
The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided below and additionally in the SAI. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.
The Fund will file information regarding its portfolio holdings with the SEC on its Form N-PORT. The   Fund’s Form  N-CSR filings  and certain information filed on Form N-PORT may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter-end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each month end is posted to the website approximately one month after such month end. The  Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) at least quarterly on the Eaton Vance website approximately ten business days after the period and the  Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.
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Eaton Vance Worldwide Health Sciences Fund   |    Shareholder Information
Shareholder Information (Con’t)
Withdrawal Plan. You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.
Exchange Privilege. Each class of Fund shares may be exchanged for shares of the same Class of another Eaton Vance fund. Exchanges are made at net asset value. If your shares are subject to a CDSC (or in the case of an Eaton Vance “interval fund,” are subject to an early withdrawal charge), the CDSC or early withdrawal charge  will continue to apply to your new shares at the same CDSC rate or early withdrawal charge (as applicable). For purposes of the CDSC or early withdrawal charge (as applicable), your shares will continue to age from the date of your original purchase of Fund shares. Except as described below, any class of shares of a fund may be exchanged for any other class of shares of that fund, provided that the shares being exchanged are no longer subject to a CDSC or early withdrawal charge (in the case of an exchange from an Eaton Vance “interval fund”) and the conditions for investing in the other class of shares described in the applicable prospectus are satisfied. Class C shares are not permitted to be exchanged to Class A shares unless the CDSC has expired and the exchange is made to facilitate the shareholder’s participation in a fee-based advisory program. See also Appendix A to this Prospectus.
Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address), log on to your account at www.eatonvance.com or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares.” Ordinarily exchanges between different funds are taxable transactions for federal tax purposes, while permitted exchanges of one class for shares of another class of the same fund are not. Shareholders should consult their tax advisors regarding the applicability of federal, state, local and other taxes to transactions in Fund shares.
Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same account and in the same class of shares of the Fund you redeemed from or another Fund, provided that the reinvestment occurs within 90 days of the redemption, the privilege has not been used more than once in the prior 12 months, the redeemed shares were subject to a front-end sales charge or CDSC and that you are otherwise eligible to invest in that class. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. For requests for reinvestment sent to the Fund’s transfer agent, the request must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.
Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this Prospectus. In addition, certain transactions may be conducted through the Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded. You should verify the accuracy of your confirmation statements immediately upon receipt and notify Eaton Vance Shareholder Services  of any inaccuracies.
“Street Name” Accounts. If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all  recordkeeping, transaction processing and distribution payments. Because the Fund does not maintain an account for you, you should contact your financial intermediary to make transactions in shares, make changes in your account, or obtain account information. You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with the Fund and certain features may be subject to different requirements. If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer. If you fail to provide your full account history to your new financial intermediary following a transfer, you may be ineligible for certain features of the  Fund.
Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens an account with the Fund and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations. When you open an account, the transfer agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number. You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be
29

Eaton Vance Worldwide Health Sciences Fund   |  Shareholder Information
Shareholder Information (Con’t)
necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases. Other information or documents may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the financial intermediary is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined. If the  Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption. The  Fund has also designated an anti-money laundering compliance officer.
Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time), or write to the transfer agent (see back cover for address).
Potential Conflicts of Interest
As a diversified global financial services firm, Morgan Stanley, the parent company of the investment adviser and sub-adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of a Fund or Portfolio, as applicable (collectively, for purposes of this section, “Fund” or “Funds”). These activities could cause Morgan Stanley to have an interest that is different from, and potentially adverse to, that of the Fund, which may impede the Fund from participating in certain opportunities. Morgan Stanley advises clients and sponsors, manages or advises other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses sponsored, managed, or advised by the investment adviser or one of its investment adviser affiliates, the “Affiliated Investment Accounts”) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley, the investment adviser and/or the investment adviser’s investment adviser affiliates may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be.
The conflicts summarized herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests the investment adviser or its affiliates may have now or in the future. For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI. Conflicts of interest not described below or in the SAI may also exist. References to the investment adviser in this section include the Fund’s affiliated sub-adviser (if any) unless otherwise noted.
Material Nonpublic and Other Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the investment adviser. If such information becomes available, the investment adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or disposition opportunity, including for an extended period of time. This inability to buy or sell an investment could have an adverse effect on the Fund’s portfolio due to, among other things, changes in an investment’s value during the period its trading is restricted. Morgan Stanley has established certain information barriers and other policies designed to address the sharing of information between different businesses within Morgan Stanley. As a result of information barriers, the investment adviser, in certain instances, will not have access, or will have limited access, to certain information and personnel in other areas of Morgan Stanley and, in such instances, will not manage the Fund with the benefit of the information held by such other areas. In other instances, Morgan Stanley personnel, including personnel of the investment adviser, will have access to information and personnel of its affiliates. In managing conflicts of interest that arise because of the foregoing, the investment adviser generally will be subject to fiduciary requirements. The investment adviser also may implement internal information barriers or ethical walls or other internal information sharing protocols, and the conflicts described herein with respect to information barriers and otherwise with respect to Morgan Stanley and the investment adviser will also apply internally within the investment adviser. Information sharing may limit or restrict the ability of the investment adviser to engage in or otherwise effect transactions on behalf of the Fund (including purchasing or selling securities that the investment adviser may otherwise have purchased or sold for the Fund in the absence of the sharing of information). The investment adviser may face conflicts of interest in determining whether to engage in the sharing of information with its affiliates.
Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the investment adviser, sub-adviser and their investment teams, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. An investment team may have obligations to Affiliated Investment Accounts managed by both the investment adviser
30

Eaton Vance Worldwide Health Sciences Fund   |    Shareholder Information
Shareholder Information (Con’t)
and one or more of the investment adviser’s investment adviser affiliates. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the investment adviser or sub-adviser or their investment adviser affiliates. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the investment adviser to favor such other accounts. To seek to reduce potential conflicts of interest and to attempt to allocate such investment opportunities in a fair and equitable manner, the investment adviser has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of the investment adviser, including the Fund, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duties of the investment adviser.
Payments to Broker-Dealers and Other Financial Intermediaries. The investment adviser, Eaton Vance Distributors, Inc. (“EVD”) and/or their affiliates may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the investment adviser and EVD), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receive  lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation. In addition, in certain circumstances, the investment adviser restricts, limits or reduces the amount of the Fund’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the Fund (potentially together with Morgan Stanley) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests.
Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.
Morgan Stanley’s Investment Banking and Other Commercial Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions, restructuring, bankruptcy and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments. Morgan Stanley’s activities on behalf of its clients (such as engagements as an underwriter or placement agent) may restrict or otherwise limit investment opportunities that may otherwise be available to the Fund.
Morgan Stanley may be engaged to act as a financial advisor to a company in connection with the sale of such company, or subsidiaries or divisions thereof, may represent potential buyers of businesses through its mergers and acquisition activities and may provide lending and other related financing services in connection with such transactions. Morgan Stanley’s compensation for such activities is usually based upon realized consideration and is usually contingent, in substantial part, upon the closing of the transaction. Under these circumstances, the Fund may be precluded from participating in a transaction with or relating to the company being sold or participating in any financing activity related to a merger or an acquisition.
Additional Tax Information
The Fund expects to pay any required distributions of investment income annually, and intends to distribute any net realized capital gains annually. Distributions may not be paid if Fund (and/or Class) expenses exceed Fund income for the period. It may also be necessary, in order to qualify for favorable tax treatment and to avoid any Fund-level tax, for the Fund to make a special income and/or capital gains distribution at the end of the calendar year.
Taxes on distributions of capital gains are determined by how long the Fund owned (or is treated as having owned) the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. Distributions of investment income (other than qualified dividend income, which is described below) and net gains from investments held for one year or less generally will be taxed as ordinary income. Distributions of net gains from investments held for more than one year generally will be taxed as long-term capital gains. Distributions of investment income properly reported by the Fund as derived from “qualified dividend income”  will be taxed in the hands of individuals at rates applicable to long-term capital gains provided holding period and other
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Eaton Vance Worldwide Health Sciences Fund   |  Shareholder Information
Shareholder Information (Con’t)
requirements are met at both the shareholder and Fund level.   A portion of the Fund’s income distributions may be eligible for the dividends-received deduction for corporations. Over time, distributions by the Fund can generally be expected to include ordinary income, qualified dividend income and capital gain distributions taxable as long-term capital gains. From time to time, a portion of the Fund’s distributions may constitute a return of capital. As long as a return of capital does not exceed a shareholder’s cost basis in its shares, it generally will not be taxable to the shareholder but will reduce the cost basis of the shareholder’s shares and result in a higher reported capital gain or a lower reported capital loss on a subsequent taxable disposition of such shares. The Fund’s distributions will be taxable as described above regardless of whether they are paid in cash or reinvested in additional shares.
The Fund expects to send shareholders a statement at the beginning of each year showing the tax status of all distributions for the prior calendar year.
Investors who purchase shares at a time when the Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year.
A redemption or other disposition of Fund shares, including an exchange for shares of another fund, is generally a taxable transaction. Any capital gain or loss realized upon a taxable disposition of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a taxable disposition of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the disposition of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.
The Fund’s investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which may decrease the Fund’s yield on such securities. These taxes may be reduced or eliminated under the terms of an applicable tax treaty, if any. In addition, investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.
Under certain circumstances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes paid by the Fund. If more than 50% of the Fund’s assets at taxable year end consist of securities of foreign corporations (including certain debt securities of foreign governments), the Fund will be eligible to file an election for such taxable year, which would require Fund shareholders to include in gross income their pro rata share of qualified foreign taxes paid by the Fund (even though such amounts are not received by the shareholders) and would allow Fund shareholders, provided certain requirements are met, to use their pro rata portion of such foreign taxes as a foreign tax credit against their  U.S. federal income taxes or, alternatively, for shareholders who itemize their tax deductions, to deduct their portion of the Fund’s foreign taxes paid in computing their taxable income for  U.S. federal income tax purposes. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. However, even if the Fund qualifies to make such an election for any year, it may determine not to do so.
The net investment income of certain U.S. individuals, estates and trusts is subject to a 3.8% Medicare contribution tax. For individuals, the tax is on the lesser of “net investment income” and the excess of modified adjusted gross income over certain threshold amounts. Net investment income includes, among other things, interest, dividends and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income.
The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or make required certifications, or who have been notified by the Internal Revenue Service (“IRS”) that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.
Certain foreign entities may be subject to a 30% withholding tax on ordinary dividend income paid under the Foreign Account Tax Compliance Act (“FATCA”). To avoid withholding, foreign financial institutions subject to FATCA must agree to disclose to the relevant revenue authorities certain information regarding their direct and indirect U.S. owners and other foreign entities must certify certain information regarding their direct and indirect U.S. owners to the Fund. The IRS and the Department of the Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gain dividends the Fund pays. For more detailed information regarding FATCA withholding and compliance, please refer to the SAI.
Shareholders should consult with their tax advisors concerning the applicability of U.S. federal, state and local and other taxes, including non-U.S. taxes, to an investment in the Fund.
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Eaton Vance Worldwide Health Sciences Fund| Financial Highlights
Financial Highlights
The financial highlights are intended to help you understand the  Fund’s financial performance for the period(s) indicated. Certain information in the tables  reflects the financial results for a single Fund share. The total returns in the tables  represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP  and the Fund’s financial statements are incorporated by reference in  the Fund’s SAI and included in the Fund’s Form N-CSR filing, which is available upon request.

	Class A
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$15.66	$13.15	$12.45	$15.26	$13.38
Income (Loss) From Operations
Net investment income(1)	$0.04	$0.03	$0.04	$0.03	$0.04
Net realized and unrealized gain (loss)	(2.18)	2.81	1.22	(1.63)	2.80
Total income (loss) from operations	$(2.14)	$2.84	$1.26	$(1.60)	$2.84
Less Distributions
From net investment income	$(0.02)	$(0.02)	$(0.02)	$(0.04)	$(0.07)
From net realized gain	(0.60)	(0.31)	(0.54)	(1.17)	(0.89)
Total distributions	$(0.62)	$(0.33)	$(0.56)	$(1.21)	$(0.96)
Net asset value — End of year	$12.90	$15.66	$13.15	$12.45	$15.26
Total Return(2)	(13.86)%	22.17%	10.21%	(11.32)%	22.58%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$583,943	$777,744	$708,283	$703,965	$853,051
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.20%	1.19%	1.17%	1.21%	1.17%
Net expenses	1.17% (4)	1.16% (4)	1.13% (4)	1.20% (4)	1.16%
Net investment income	0.30%	0.21%	0.28%	0.22%	0.30%
Portfolio Turnover	30%	15%	21%	27%	32%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”) (equal to less than 0.005% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).
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Eaton Vance Worldwide Health Sciences Fund   |  Financial Highlights
Financial Highlights (Con’t)

	Class C
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$15.70	$13.27	$12.63	$15.44	$13.50
Income (Loss) From Operations
Net investment loss(1)	$(0.06)	$(0.07)	$(0.06)	$(0.08)	$(0.07)
Net realized and unrealized gain (loss)	(2.17)	2.81	1.24	(1.64)	2.84
Total income (loss) from operations	$(2.23)	$2.74	$1.18	$(1.72)	$2.77
Less Distributions
From net realized gain	$(0.60)	$(0.31)	$(0.54)	$(1.09)	$(0.83)
Total distributions	$(0.60)	$(0.31)	$(0.54)	$(1.09)	$(0.83)
Net asset value — End of year	$12.87	$15.70	$13.27	$12.63	$15.44
Total Return(2)	(14.44)%	21.20%	9.35%	(11.91)%	21.68%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$17,713	$26,079	$29,164	$39,615	$56,172
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.95%	1.94%	1.92%	1.96%	1.92%
Net expenses	1.92% (4)	1.91% (4)	1.88% (4)	1.95% (4)	1.91%
Net investment loss	(0.46)%	(0.54)%	(0.49)%	(0.54)%	(0.47)%
Portfolio Turnover	30%	15%	21%	27%	32%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).
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Eaton Vance Worldwide Health Sciences Fund   |  Financial Highlights
Financial Highlights (Con’t)

	Class I
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$16.23	$13.62	$12.88	$15.74	$13.77
Income (Loss) From Operations
Net investment income(1)	$0.08	$0.07	$0.07	$0.07	$0.08
Net realized and unrealized gain (loss)	(2.25)	2.90	1.27	(1.69)	2.88
Total income (loss) from operations	$(2.17)	$2.97	$1.34	$(1.62)	$2.96
Less Distributions
From net investment income	$(0.06)	$(0.05)	$(0.06)	$(0.07)	$(0.10)
From net realized gain	(0.60)	(0.31)	(0.54)	(1.17)	(0.89)
Total distributions	$(0.66)	$(0.36)	$(0.60)	$(1.24)	$(0.99)
Net asset value — End of year	$13.40	$16.23	$13.62	$12.88	$15.74
Total Return(2)	(13.58)%	22.46%	10.46%	(11.07)%	22.89%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$181,656	$245,070	$203,614	$209,646	$221,892
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.95%	0.94%	0.92%	0.96%	0.92%
Net expenses	0.92% (4)	0.91% (4)	0.88% (4)	0.95% (4)	0.91%
Net investment income	0.56%	0.46%	0.52%	0.47%	0.55%
Portfolio Turnover	30%	15%	21%	27%	32%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).
35

Eaton Vance Worldwide Health Sciences Fund   |  Financial Highlights
Financial Highlights (Con’t)

	Class R
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$17.05	$14.31	$13.52	$16.45	$14.35
Income (Loss) From Operations
Net investment income (loss)(1)	$0.01	$(0.01)	$0.00 (2)	$(0.00) (2)	$0.01
Net realized and unrealized gain (loss)	(2.37)	3.06	1.33	(1.76)	3.01
Total income (loss) from operations	$(2.36)	$3.05	$1.33	$(1.76)	$3.02
Less Distributions
From net investment income	$—	$—	$—	$—	$(0.03)
From net realized gain	(0.60)	(0.31)	(0.54)	(1.17)	(0.89)
Total distributions	$(0.60)	$(0.31)	$(0.54)	$(1.17)	$(0.92)
Net asset value — End of year	$14.09	$17.05	$14.31	$13.52	$16.45
Total Return(3)	(14.05)%	21.83%	9.86%	(11.46)%	22.24%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$50,809	$66,865	$62,885	$59,042	$70,502
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.45%	1.44%	1.42%	1.46%	1.42%
Net expenses	1.42% (5)	1.41% (5)	1.38% (5)	1.45% (5)	1.41%
Net investment income (loss)	0.05%	(0.04)%	0.03%	(0.02)%	0.05%
Portfolio Turnover	30%	15%	21%	27%	32%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).
36

Eaton Vance Worldwide Health Sciences Fund| Appendix A
Appendix A
Financial Intermediary Sales Charge Variations
As noted under “Purchasing Shares,” a financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in this Prospectus. Set forth below are the variations in sales charges applicable to shares purchased through the noted financial intermediary. All variations described below are applied by, and the responsibility of, the identified financial intermediary. Variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through the intermediary identified below should read the terms and conditions of the variations carefully. A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary.
Fund Purchases through Merrill Lynch
Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
Front-end Sales Load Waivers Available at Merrill

•
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include  SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Shares purchased through a Merrill investment advisory program

•	Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account

•	Shares purchased through the Merrill Edge Self-Directed platform

•	Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

•	Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

•
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill  SLWD Supplement)

•	Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees)

•
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date; and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

37

Eaton Vance Worldwide Health Sciences Fund   |  Appendix A
Appendix A (Con’t)
CDSC Waivers on Front-end, Back-end and Level Load Shares Available at Merrill

•	Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))

•	Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement

•	Shares sold due to return of excess contributions from an IRA account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

•
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

•
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill  SLWD Supplement

•
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

•
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

38

Eaton Vance Worldwide Health Sciences Fund   |  Appendix A
Appendix A (Con’t)
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:

•	Transaction size breakpoints, as described in this prospectus or the SAI.

•	Rights of accumulation (ROA), as described in this prospectus or the SAI.

•	Letter of intent, as described in this prospectus or the SAI.

Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

•
shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).

•
shares exchanged from Class  C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

•	shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•
shares purchased by or through qualified accounts (including IRAs,  Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•
shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:

•	redemptions due to death or disability of the shareholder

•	shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI

•	redemptions made in connection with a return of excess contributions from an IRA account

•	shares purchased through a Right of Reinstatement (as defined above)

•	redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

39

Eaton Vance Worldwide Health Sciences Fund   |  Appendix A
Appendix A (Con’t)
Fund Purchases through Morgan Stanley Wealth Management
Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

•
Class  C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

40

Eaton Vance Worldwide Health Sciences Fund   |  Appendix A
Appendix A (Con’t)
Fund Purchases through Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)
Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front-end sales load waivers on Class A shares available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•
A shareholder in the Fund’s Class  C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A and C shares available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

•	Breakpoints as described in this prospectus.

•
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

41

Eaton Vance Worldwide Health Sciences Fund   |  Appendix A
Appendix A (Con’t)
Fund Purchases through  Janney Montgomery Scott LLC (“Janney”)
Effective May 1, 2020, if you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
Front-end sales charge* waivers on Class A shares available at Janney

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Shares acquired through a right of reinstatement.

•	Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC waivers on Class A and C shares available at Janney

•	Shares sold upon the death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.

•	Shares purchased in connection with a return of excess contributions from an IRA account.

•
Shares sold as part of a required minimum distribution for IRA and other retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

•	Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

•	Shares acquired through a right of reinstatement.

•	Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation and/or letters of intent

•	Breakpoints as described in the fund’s Prospectus.

•
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at  Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

* Also referred to as an “initial sales charge.”
42

Eaton Vance Worldwide Health Sciences Fund   |  Appendix A
Appendix A (Con’t)
Fund Purchases through Oppenheimer & Co. Inc. (“Oppenheimer”)
Effective May 1, 2020, shareholders purchasing Fund shares through an  Oppenheimer platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares available at  Oppenheimer

•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

•	Shares purchased by or through a 529 Plan.

•	Shares purchased through a Oppenheimer affiliated investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

•
A shareholder in the Fund’s Class  C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a contingent deferred sales charge (CDSC) and the conversion is in line with the policies and procedures of Oppenheimer.

•	Employees and registered representatives of Oppenheimer or its affiliates and their family members.

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus.

CDSC Waivers on A and C Shares available at Oppenheimer

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on IRS regulations as described in the prospectus.

•	Shares sold to pay Oppenheimer fees but only if the transaction is initiated by Oppenheimer.

•	Shares acquired through a right of reinstatement.

Front-end load Discounts Available at  Oppenheimer: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this prospectus.

•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Oppenheimer. Eligible fund family assets not held at Oppenheimer may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

43

Eaton Vance Worldwide Health Sciences Fund   |  Appendix A
Appendix A (Con’t)
Policies Regarding Transactions through Edward D. Jones & Co., L.P. (“Edward Jones”)
The following information has been provided by Edward Jones:
Effective on or after September 3, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of fund family, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints

•	Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation (“ROA”)

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the mutual fund family held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the  ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

■
The employer maintaining a  SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

■	ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent (“LOI”)

■
Through a  LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

■
If the employer maintaining a  SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

■
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

44

Eaton Vance Worldwide Health Sciences Fund   |  Appendix A
Appendix A (Con’t)

■	Shares purchased in an Edward Jones fee-based program.

■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):

■	The redemption and repurchase occur in the same account.

■
The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion,  recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.

The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining  CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

■	Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

■	Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.

■	Purchases of Class 529-A shares made for recontribution of refunded amounts.

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

■	The death or disability of the shareholder.

■	Systematic withdrawals with up to 10% per year of the account value.

■	Return of excess contributions from an Individual Retirement Account (IRA).

■
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

■	Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

■	Shares exchanged in an Edward Jones fee-based program.

■	Shares acquired through NAV reinstatement.

■	Shares redeemed at the discretion of Edward Jones for Minimum Balances as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

■	Initial purchase minimum: $250

■	Subsequent purchase minimum: none

Minimum Balances

■	Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

○	A fee-based account held on an Edward Jones platform

○	A 529 account held on an Edward Jones platform

○	An account with an active systematic investment plan or LOI

Exchanging Share Classes

■	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.

45

Eaton Vance Worldwide Health Sciences Fund   |  Appendix A
Appendix A (Con’t)
Fund Purchases through  D.A. Davidson & Co. (“D.A. Davidson”)
Effective 5/1/2020, shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson

•	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

•	Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

•
A shareholder in the Fund’s Class  C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.

CDSC Waivers on Classes A and C shares available at D.A. Davidson

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.

•	Shares acquired through a right of reinstatement.

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent CDSC Waivers on Classes A and C shares available at D.A. Davidson

•	Breakpoints as described in this prospectus.

•
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

46

Eaton Vance Worldwide Health Sciences Fund   |  Appendix A
Appendix A (Con’t)
Fund Purchases through Robert W. Baird & Co. Incorporated (“Baird”)
Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI
Front-End Sales Charge Waivers on Class A shares Available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund

•	Share purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird

•
Shares purchase from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

•
A shareholder in the Fund’s Class  C Shares will have their shares converted at net asset value to Class A shares of the Fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

•
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Class A and C shares Available at Baird

•	Shares sold due to death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

•	Shares sold due to returns of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts

•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird

•	Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations

•	Breakpoints as described in this prospectus

•
Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of fund family assets through Baird, over a 13-month period of time

47

Eaton Vance Worldwide Health Sciences Fund   |  Appendix A
Appendix A (Con’t)
Waivers Specific to Stifel, Nicolaus & Company, Incorporated (“Stifel”)
Effective April 30, 2025, shareholders purchasing or holding fund family shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
CLASS A SHARES
As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Rights of accumulation
Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Eaton Vance fund family held by accounts within the purchaser’s household at Stifel. Fund family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
Front-end sales charge waivers on Class A shares available at Stifel

•
Class  C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.

•	Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.

•	Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the fund family.

•
Shares purchased from the proceeds of redeemed shares of the fund family so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.

•	Shares from rollovers into Stifel from retirement plans to IRAs.

•
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of  Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.

•	Purchases of Class 529-A shares through a rollover from another 529 plan.

•	Purchases of Class 529-A shares made for reinvestment of refunded amounts.

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Charitable organizations and foundations, notably 501(c)(3) organizations.

48

Eaton Vance Worldwide Health Sciences Fund   |  Appendix A
Appendix A (Con’t)
Contingent Deferred Sales Charges Waivers on Class A and C Shares

•	Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.

•	Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

•	Shares acquired through a right of reinstatement.

•	Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.

•	Shares exchanged or sold in a Stifel fee-based program.

Share Class Conversions in Advisory Accounts

•
Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

49

Eaton Vance Worldwide Health Sciences Fund   |  Appendix A
Appendix A (Con’t)
Fund Purchases through  J.P. Morgan Securities LLC
Effective September 29, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information.
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC

•
Shares exchanged from Class  C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

•
Qualified employer-sponsored defined contribution and defined benefit retirement plans,  nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

•	Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.

•	Shares purchased through rights of reinstatement.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.

Class C to Class A share conversion

•
A shareholder in the fund’s Class C shares will have their shares converted at net asset value by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC

•	Shares sold upon the death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Shares purchased in connection with a return of excess contributions from an IRA account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

•	Shares acquired through a right of reinstatement.

Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent

•	Breakpoints as described in the prospectus.

•
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

•	Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

50

Eaton Vance Worldwide Health Sciences Fund   |  Appendix A
Appendix A (Con’t)
Wells Fargo Clearing Services, LLC and  Wells Fargo Advisors Financial Network,  LLC (collectively, “Wells Fargo Advisors”)
Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.
Effective April 1, 2026, Clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or statement of additional information (“SAI”). In all instances, it is the investor’s responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.
Wells Fargo Advisors Class A share front-end sales charge waivers information.
Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:

•
Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered  NAV.

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.
Wells Fargo Advisors Class 529-A share front-end sales charge waivers information.
Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

•	Shares purchased through a rollover from another 529 plan.

•	Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan.

Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.
Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.
Wells Fargo Advisors Contingent Deferred Sales Charge information.

•	Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases.

Wells Fargo Advisors Class A front-end load discounts
Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:

•
Effective April 1, 2026,  SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.

•
Effective April 1, 2026, employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts  will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement  plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored  retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.

•	Gift of shares will not be considered when determining breakpoint discounts.

51

More Information
About the Fund: More information is available in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus. Additional information about the Fund’s investments is  available in the Fund’s  annual and semi-annual reports (collectively, the “reports”)  to shareholders and in Form N-CSR. In  the  Fund’s  annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the  Fund’s performance during its last fiscal year. In Form N-CSR, you will find   the Fund’s  annual and semi-annual financial statements. You may obtain free copies of the Statement of Additional Information and the reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc. One Post Office Square Boston, MA 02109 1-800-262-1122 website: www.eatonvance.com
Information about  the  Fund (including the Statement of Additional Information and reports) is available on the EDGAR database on the SEC’s website at  www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Other information, including financial statements, is available on the Fund’s website (http://www.eatonvance.com/funddocuments), delivered free of charge upon request, and filed with the SEC on a semi-annual basis on Form N-CSR. You may elect to receive all future Fund shareholder reports and other communications from the Fund electronically free of charge at any time.  You may elect to receive shareholder reports and other communications from the Fund electronically by signing up for  e-Delivery at www.eatonvance.com/edelivery or by visiting www.icsdelivery.com (may not be available for all accounts). If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
Shareholder Inquiries: You can obtain more information from Eaton Vance Shareholder Services or the Fund transfer agent, BNY Mellon Investment Servicing (US) Inc. If you own shares and would like to add to, redeem from or change your account, please write or call below:

Regular Mailing Address: Eaton Vance Funds P.O. Box 534439 Pittsburgh, PA 15253-4439	Overnight Mailing Address: Eaton Vance Funds Attention: 534439 500 Ross Street, 154-0520 Pittsburgh, PA 15262	Phone Number: 1-800-262-1122 Monday – Friday 8:30 a.m. – 5:30 p.m. ET
The Fund’s Investment Company Act No. is 811-01241.

© 2026 Eaton Vance Management	Lit-Link Code: 1915 1.1.26

Eaton Vance All Asset Strategy Fund
(formerly Eaton Vance RBA All Asset Strategy Fund)
Eaton Vance Equity Strategy Fund
(formerly Eaton Vance RBA Equity Strategy Fund)

Share Class and Ticker Symbol
	A	C	I
Eaton Vance All Asset Strategy Fund	EARAX	ECRAX	EIRAX
Eaton Vance Equity Strategy Fund	ERBAX	ERBCX	ERBIX
Statement of Additional Information
January 1, 2026
One Post Office Square
Boston, Massachusetts 02109
1-800-262-1122
This Statement of Additional Information (“SAI”) provides general information about the  Funds. Each Fund is a diversified, open-end management investment company. Each Fund is a series of Eaton Vance Growth Trust.  Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.
Although each Fund offers only its shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this SAI regarding another Fund because the Funds use this combined SAI.
This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund Prospectus dated January 1, 2026, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the Prospectus, which may be obtained by calling 1-800-262-1122.

DEFINITIONS
The following terms that may be used in this SAI have the meaning set forth below:
“1940 Act” means the Investment Company Act of 1940, as amended;
“1933 Act” means the Securities Act of 1933, as amended;
“Board” means Board of Trustees or Board of Directors, as applicable;
“CEA” means Commodity Exchange Act;
“CFTC” means the Commodity Futures Trading Commission;
“Code” means the Internal Revenue Code of 1986, as amended;
“Eaton Vance family of funds” means all registered investment companies advised or administered by Eaton Vance Management (“Eaton Vance”) or Boston Management and Research (“BMR”);
“Eaton Vance funds” means the mutual funds advised by Eaton Vance or  BMR;
“FINRA” means the Financial Industry Regulatory Authority, Inc.;
“Fund” means the Fund or Funds listed on the cover of this  SAI unless stated otherwise;
“investment adviser” means the investment adviser identified in the prospectus and, with respect to the implementation of the Fund’s investment strategies (including as described under “Taxes”) and portfolio securities transactions, any sub-adviser identified in the prospectus to the extent that the sub-adviser has discretion to perform the particular duties;
“IRS” means the U.S. Internal Revenue Service;
“NYSE” means the New York Stock Exchange;
“Portfolio” means a registered investment company (other than the Fund) sponsored by the Eaton Vance organization in which one or more Funds and other investors may invest substantially all or any portion of their assets as described in the prospectus, if applicable;
“Subsidiary” means a wholly owned subsidiary that certain funds may have established to pursue their investment objective. No Fund described in this SAI has established a Subsidiary;
“SEC” means the  U.S. Securities and Exchange Commission; and
“Trust” means Eaton Vance Growth Trust, of which the Fund is a series.
STRATEGIES AND RISKS
This SAI provides additional information about the investment policies and operations of the Fund. The following tables indicate the types of investments that the Fund is permitted (but not required) to make. The Fund may make other types of investments, provided the investments are consistent with the Fund’s investment objective(s) and policies and the Fund’s investment restrictions do not expressly prohibit it from doing so. These tables should be read in conjunction with the investment summaries for the Fund contained in the prospectus in order to provide a more complete description of the Fund’s investment policies. The tables generally exclude investments that the Fund may make solely for temporary defensive purposes or as a result of corporate actions. Information about the various investment types and practices and the associated risks checked below is included in alphabetical order in this SAI under “Additional Information about Investment Strategies and Risks.”

Investment Type	Permitted for or Relevant to:
	Eaton Vance All Asset Strategy Fund	Eaton Vance Equity Strategy Fund
Asset-Backed Securities (“ABS”)	✔	✔
Auction Rate Securities
Build America Bonds	✔	✔
Call and Put Features on Securities	✔	✔
Collateralized Mortgage Obligations (“CMOs”)	✔	✔
Commercial Mortgage-Backed Securities (“CMBS”)	✔	✔
Commodity-Related Investments	✔	✔
Common Stocks	✔	✔
Contingent Convertible Securities
Convertible Securities	✔	✔

Investment Type	Permitted for or Relevant to:
	Eaton Vance All Asset Strategy Fund	Eaton Vance Equity Strategy Fund
Credit Linked Securities	✔	✔
Derivative Instruments and Related Risks	✔	✔
Direct Investments
Derivative-Linked and Commodity-Linked Hybrid Instruments
Emerging Market Investments	✔	✔
Equity Investments	✔	✔
Equity-Linked Securities	✔	✔
Event-Linked Instruments
Exchange-Traded Funds (“ETFs”)	✔	✔
Exchange-Traded Notes (“ETNs”)	✔	✔
Fixed-Income Securities	✔	✔
Foreign Currency Transactions	✔	✔
Foreign Investments	✔	✔
Forward Foreign Currency Exchange Contracts	✔	✔
Forward Rate Agreements	✔	✔
Futures Contracts	✔	✔
Hybrid Securities	✔	✔
Illiquid Investments	✔	✔
Indexed Securities	✔	✔
Inflation-Indexed (or Inflation-Linked) Bonds	✔	✔
Junior Loans	✔	✔
Liquidity or Protective Put Agreements	✔	✔
Loans	✔	✔
Lower Rated Investments	✔	✔
Master Limited Partnerships (“MLPs”)	✔	✔
Money Market Instruments	✔	✔
Mortgage-Backed Securities (“MBS”)	✔	✔
Mortgage Dollar Rolls
Municipal Lease Obligations (“MLOs”)	✔
Municipal Obligations	✔	✔
Option Contracts	✔	✔
Pooled Investment Vehicles	✔	✔
Preferred Stock	✔	✔
Real Estate Investments	✔	✔
Repurchase Agreements	✔	✔
Residual Interest Bonds
Reverse Repurchase Agreements
Rights and Warrants	✔	✔
Royalty Bonds
Senior Loans	✔	✔
Short Sales	✔	✔
Stripped Securities	✔	✔
Structured Notes	✔	✔
Swap Agreements	✔	✔
Swaptions	✔	✔
Trust Certificates	✔
U.S. Government Securities	✔	✔

Investment Type	Permitted for or Relevant to:
	Eaton Vance All Asset Strategy Fund	Eaton Vance Equity Strategy Fund
Unlisted Securities	✔	✔
Variable Rate Instruments	✔	✔
When-Issued Securities, Delayed Delivery and Forward Commitments	✔	✔
Zero Coupon Bonds, Deep Discount Bonds and Payment In-Kind (“PIK”) Securities	✔	✔

Other Disclosures Regarding Investment Practices	Permitted for or Relevant to:
	Eaton Vance All Asset Strategy Fund	Eaton Vance Equity Strategy Fund
Average Effective Maturity	✔
Benchmark Reference Rates Risk	✔	✔
Borrowing for Investment Purposes
Borrowing for Temporary Purposes	✔	✔
Cybersecurity Risk	✔	✔
Diversified Status	✔	✔
Dividend Capture Trading
Duration	✔
ESG Investment Risk
Investing in a Portfolio
Investments in the Subsidiary
Operational Risk	✔	✔
Option Strategy
Participation in the ReFlow Liquidity Program	✔	✔
Portfolio Turnover	✔	✔
Regulatory and Legal Risk	✔	✔
Restricted Securities	✔	✔
Securities Lending	✔	✔
Short-Term Trading	✔	✔
Significant Exposure to Health Sciences Companies
Significant Exposure to Smaller Companies	✔	✔
Significant Exposure to Utilities and Financial Sectors
Tax-Managed Investing
Shareholders should note that  each Fund reserves the right to, at any time, discontinue offering its shares, merge or reorganize itself (or a class of shares, if applicable) into another fund, or cease operations and liquidate, subject in each case to shareholder approval to the extent required by applicable law and regulation or the relevant organizational documents.

INVESTMENT RESTRICTIONS
The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;

(2)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

(3)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

(4)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(5)	Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements (c) lending portfolio securities and (d) lending cash consistent with applicable law.

(6)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

(7)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund’s objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

In addition, each Fund may:

(8)	Purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law.

For purposes of determining industry classifications, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party’s classification inappropriate. In such a case, the investment adviser will assign an industry classification to the issuer.
Each Fund’s borrowing policy is consistent with the 1940 Act and guidance of the SEC or its staff, and will comply with any applicable SEC exemptive order.
Notwithstanding its investment policies and restrictions,  each  Fund may, in compliance with the requirements of the 1940 Act, invest: (i) all of its assets in an open-end management investment company with substantially the same investment objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance  or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund.
In addition, to the extent a registered open-end investment company acquires securities of a fund in reliance on Section 12(d)(1)(G) under the 1940 Act, such acquired fund shall not acquire any securities of a registered open-end investment company in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) under the 1940 Act.
Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a requirement with respect to the percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund  of such security or asset. Accordingly, unless otherwise noted, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund  to dispose of such security or other asset. However, a Fund must always be in compliance with the borrowing policy set forth above. If a Fund is required to reduce borrowings, it will do so in a manner that is consistent with the 1940 Act and guidance of the SEC or its staff, and that complies with any applicable SEC exemptive order.

MANAGEMENT AND ORGANIZATION
Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of each Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 76th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause a Fund  to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for each Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is One Post Office Square, Boston, Massachusetts 02109. As used in this SAI, “BMR” refers to Boston Management and Research,  “EV” refers to EV LLC, “Eaton Vance” refers to Eaton Vance Management, “MSIM” refers to Morgan Stanley Investment Management, Inc., and “EVD” refers to Eaton Vance Distributors, Inc. (see “Principal Underwriter” under “Other Service Providers”). EV is the trustee of each of Eaton Vance and  BMR. Each of Eaton Vance, BMR, EVD and EV are indirect wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee[1]	Other Directorships Held During Last Five Years
Noninterested Trustees
ALAN C. BOWSER 1962	Trustee	Since 2022	Private investor. Formerly, Co-Head of the Americas Region, Chief Diversity Officer, Partner and a Member of the Operating Committee at Bridgewater Associates, an asset management firm (2011-2023). Formerly, Managing Director and Head of Investment Services at UBS Wealth Management Americas (2007-2010). Formerly, Managing Director and Head of Client Solutions, Citibank Private Bank (1999 – 2007).	122	Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
CYNTHIA E. FROST 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).	122	None
GEORGE J. GORMAN 1952	Trustee	Since 2014	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).	122	None

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee[1]	Other Directorships Held During Last Five Years
VALERIE A. MOSLEY 1960	Trustee	Since 2014	Private investor. Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).	122
Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020), Groupon, Inc. (e-commerce provider) (2020-2022), and Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (2018-2024).

KEITH QUINTON 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).	122	Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
MARCUS L. SMITH 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).	122	Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017).
NANCY WISER STEFANI 1967	Trustee	Since 2022	Private investor. Formerly, Executive Vice President, Global Head of Operations, Wells Fargo Asset Management (2011-2021) and Treasurer of Wells Fargo open-end and closed-end funds (2012-2021); Former Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management (2008-2011) and GMN Capital Management (2006-2007).	122	None
SUSAN J. SUTHERLAND 1957	Trustee	Since 2015	Private investor. Director of Ascot Underwriting Limited (since 2023), a UK based subsidiary of Ascot Group Limited (insurance and reinsurance). Formerly, Director of Ascot Group Limited (2017-2025), Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).	122	Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee[1]	Other Directorships Held During Last Five Years
SCOTT E. WENNERHOLM 1959	Chairperson of the Board and Trustee	Chairperson of the Board since 2025 and Trustee since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).	122	None
1	Includes both funds and portfolios in a hub and spoke structure.

Principal Officers who are not Trustees
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Kenneth A. Topping 1966	President	Since 2023
Vice President and Chief Administrative Officer of Eaton Vance and BMR and Chief Operating Officer for Public Markets at MSIM. Officer of 104 registered investment companies managed by Eaton Vance or BMR. Also Vice President of Calvert Research and Management (“CRM”) since 2021.

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2021
Vice President of Eaton Vance and BMR. Officer of 122 registered investment companies managed by Eaton Vance or BMR. Also Vice President of CRM and officer of 44  registered investment companies advised or administered by CRM since 2021.

James F. Kirchner 1967	Treasurer	Since 2013
Vice President of Eaton Vance and BMR. Officer of 122 registered investment companies managed by Eaton Vance or BMR. Also Vice President of CRM and officer of 44 registered investment companies advised or administered by CRM since 2016.

Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Officer of 122 registered investment companies managed by Eaton Vance or BMR. Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Laura T. Donovan 1976	Chief Compliance Officer	Since 2024	Vice President of Eaton Vance and BMR. Officer of 122 registered investment companies managed by Eaton Vance or BMR.
The Board has general oversight responsibility with respect to the business and affairs of the Trust and each Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser(s) (collectively the “adviser”) to manage each  Fund and an administrator to administer each Fund  and is responsible for overseeing such adviser and administrator and other service providers to the  Trust and each Fund. The Board is currently composed of nine Trustees who are not “interested persons” of a Fund, as that term is defined in the 1940 Act (each a “noninterested Trustee”). In addition to six regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established six  committees  to assist the Board in performing its oversight responsibilities.
The Board has appointed a  noninterested Trustee to serve in the role of Chairperson. The Chairperson’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairperson also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Board members generally between meetings. The Chairperson may perform such other functions as may be requested by the Board from time to time. In addition, the Board may appoint a noninterested Trustee to serve in the role of Vice-Chairperson. The Vice-Chairperson has the power and authority to perform any or all of the duties and responsibilities of the Chairperson in the absence of the Chairperson and/or as requested by the Chairperson. Except for any duties specified herein or pursuant to the Trust’s Agreement and Declaration of Trust  or By-laws, the designation of Chairperson or Vice-Chairperson does not impose on such noninterested Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

Each Fund and the Trust are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of each Fund and the Trust and is addressed as part of various activities of the Board and its Committees. As part of its oversight of each Fund and the Trust, the Board directly, or through a Committee, relies on and reviews reports from, among others,  Fund  management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Fund  service providers responsible for day-to-day oversight of Fund  investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can or should be mitigated. The Board also interacts with the CCO and with senior personnel of the adviser, administrator, principal underwriter and other Fund  service providers and provides input on risk management issues during meetings of the Board and its Committees. Each of the adviser, administrator, principal underwriter and the other Fund service providers has its own, independent interest and responsibilities in risk management, and its policies and methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is not possible to identify all of the risks that may affect a Fund  or to develop processes and controls to eliminate or mitigate their occurrence or effects. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals.
The Board, with the assistance of management and with input from the Board’s various committees, reviews investment policies and risks in connection with its review of  Fund performance. The Board has appointed a Fund  CCO who oversees the implementation and testing of the Fund compliance program and reports to the Board regarding compliance matters for the Funds and their  principal service providers. In addition, as part of the Board’s periodic review of the advisory, subadvisory (if applicable), distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing each Fund’s shares. The administrator, the investment adviser and the sub-adviser (if applicable) are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports to the Audit Committee of the Board and the Board regarding these and related matters. In addition, the Audit Committee of the Board or the Board receives reports periodically from the independent public accounting firm for the Funds regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with mutual funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function.
The Trust’s  Declaration of Trust does  not set forth any specific qualifications to serve as a Trustee. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering noninterested Trustee  candidates. In general, no one factor is decisive in the selection of an individual to join the Board. Among the factors the Board considers when concluding that an individual should serve on the Board are the following: (i) knowledge in matters relating to the mutual fund industry; (ii) experience as a director or senior officer of public companies; (iii) educational background; (iv) reputation for high ethical standards and professional integrity; (v) specific financial, technical or other expertise possessed by the individual or other experience or background of the individual, and the extent to which such expertise, experience or background would complement the Board members’ existing mix of skills, core competencies and qualifications and diversity of experiences and background; (vi) perceived ability to contribute to the ongoing functions of the Board, including the ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the ability to qualify as a noninterested Trustee for purposes of the 1940 Act and any other actual or potential conflicts of interest involving the individual and the Fund; and (viii) such other factors as the Board determines to be relevant in light of the existing composition of the Board and any anticipated vacancies.
Among the attributes or skills common to all Board members are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other members of the Board, management, sub-advisers, other service providers, counsel and independent registered public accounting firms, and to exercise effective and independent business judgment in the performance of their duties as members of the Board. Each Board member’s ability to perform his or her duties effectively has been attained through the Board member’s business, consulting, public service and/or academic positions and through experience from service as a member of the Boards of the Eaton Vance family of funds (“Eaton Vance Fund Boards”) (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Board member’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences. Six of the nine currently serving noninterested Trustees  bring gender and/or racial diversity to the Board.
In respect of each current member of the Board, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of registered investment companies, were a significant factor in the determination that the individual should serve as a member of the Board. The following is a summary of each Board member’s particular professional experience and additional considerations that contributed to the Board’s conclusion that he or she should serve as a member of the Board:
Alan C. Bowser. Mr. Bowser has served as a Board member of the Eaton Vance open-end funds since 2022 and of the Eaton Vance closed-end funds since 2023. Mr. Bowser has over 25 years of experience in the financial services industry, most of which has been dedicated to leading investment advisory teams serving institutions, family offices, and ultra-high net worth individuals in the U.S. and Latin America. From 2011-2023, Mr. Bowser served in several capacities at Bridgewater Associates, an asset management firm, including most recently serving as Chief Diversity Officer and Co-Head of the Americas Region in addition to being a Partner and a member of the Operating Committee. Prior to joining Bridgewater Associates, he was Managing Director and Head of Investment Services at UBS Wealth Management Americas from 2007 to 2010 and, before that,

Managing Director and Head of Client Solutions for the Latin America Division at the Citibank Private Bank from 1999 to 2007. Mr. Bowser has been an Independent Director of Stout Risius Ross since 2021, a founding Board Member and current Board Chair of the Black Hedge Fund Professionals Network and has served on the Boards of the Robert Toigo Foundation, the New York Urban League, the University of Pennsylvania, and as Vice Chairman of the Greater Miami Chamber of Commerce Task Force on Ethics. In 2020, he was recognized as one of the top 100 “EMPower Ethnic Minority Executive Role Models” and in 2022 he was recognized by Business Insider magazine as one of 14 “Diversity Trailblazers” making corporate America more inclusive.   Mr. Bowser received a Bachelor of Science degree in Economics, summa cum laude, from The Wharton School, University of Pennsylvania, and a Master of Philosophy in Politics from Oxford University.
Cynthia  E. Frost. Ms. Frost has served as a member of the Eaton Vance Fund Boards since 2014. From 2000 through 2012, Ms. Frost was the Chief Investment Officer of Brown University, where she oversaw the evaluation, selection and monitoring of the third party investment managers who managed the university’s endowment. From 1995 through 2000, Ms. Frost was a Portfolio Strategist for Duke Management Company, which oversaw Duke University’s endowment. Ms. Frost also served in various investment and consulting roles at Cambridge Associates from 1989-1995, Bain and Company from 1987-1989 and BA Investment Management Company from 1983-1985. She serves as a member of the investment committee of The MCNC Endowment. Ms. Frost earned a Bachelor of Arts degree, with honors, in Economics from Stanford University and a Master of Business Administration degree, Edward Tuck Scholar, from Amos Tuck School, Dartmouth College. Ms. Frost was a CFA® charterholder during her professional investment career.
George  J. Gorman. Mr. Gorman has served as a member of the Eaton Vance Fund Boards since 2014 and is the Chairperson of the Audit Committee and the Contract Review Committee. From 1974 through 2009, Mr. Gorman served in various capacities at Ernst & Young LLP, including as a Senior Partner in the Asset Management Group (from 1988) specializing in managing engagement teams responsible for auditing mutual funds registered with the SEC, hedge funds and private equity funds. Mr. Gorman also has experience serving as an independent trustee of other mutual fund complexes, including the Bank of America Money Market Funds Series Trust from 2011-2014 and the Ashmore Funds from 2010-2014. Mr. Gorman received a Bachelor of Science degree, cum laude, in Business and Administration from Duquesne University and a Master of Business Administration degree from Amos Tuck School, Dartmouth College. He is a CPA in New York and Massachusetts.
Valerie A.  Mosley. Ms. Mosley has served as a member of the Eaton Vance Fund Boards since 2014. In 2020, she founded Upward Wealth, Inc., doing business as BrightUp, a fintech platform focused on helping everyday workers grow their net worth and reinforce their self-worth. From 1992 through 2012, Ms. Mosley served in several capacities at Wellington Management Company, LLP, an investment management firm, including as a Partner, Senior Vice President, Portfolio Manager and Investment Strategist. Ms. Mosley also served as Chief Investment Officer at PG Corbin Asset Management from 1990-1992 and worked in institutional corporate bond sales at Kidder Peabody from 1986-1990. She is a Director of DraftKings, Inc., a digital sports entertainment and gaming company. In addition, she is also a board member of Caribou Financial, Inc., an auto loan refinancing company. Ms. Mosley previously served as a Director of Dynex Capital, Inc., a mortgage REIT, from 2013-2020, a Director of Progress Investment Management Company, a manager of emerging managers, until 2020, a Director of  Groupon, Inc., an e-commerce platform from 2020-2022, and a Director of Envestnet, Inc., a provider of intelligent systems for wealth management and financial wellness, from 2018-2024. She serves as a trustee or board member of several major non-profit organizations and endowments. Ms. Mosley earned a Bachelor of Arts degree in History from Duke University and a Master of Business Administration degree from The Wharton School, University of Pennsylvania. Ms. Mosley was a CFA® charterholder during her professional investment career.
Keith Quinton. Mr. Quinton has served as a member of the Eaton Vance Fund Boards since 2018 and is the Chairperson of the Closed-End Fund Committee.   He had over thirty years of experience in the investment industry before retiring from Fidelity Investments, where he served as a portfolio manager and senior quantitative analyst from 2001 through 2014. Prior to joining Fidelity, Mr. Quinton was a vice president and quantitative analyst at MFS Investment Management from 2000-2001. From 1997 through 2000, he was a senior quantitative analyst at Santander Global Advisors and, from 1995 through 1997, Mr. Quinton was senior vice president in the quantitative equity research department at Putnam Investments. Prior to joining Putnam Investments, Mr. Quinton served in various investment roles at Eberstadt Fleming, Falconwood Securities Corporation and Drexel Burnham Lambert, where he began his career in the investment industry as a senior quantitative analyst in 1983. Mr. Quinton served as an Independent Investment Committee Member of the New Hampshire Retirement System, a five member committee that manages investments based on the investment policy and asset allocation approved by the board of trustees (2017-2021), and as a Director (2016-2021) and Chairman (2019-2021) of the New Hampshire Municipal Bond Bank. Mr. Quinton earned an Artium Baccalaurei degree in Russian from Dartmouth College and a Master of Business Administration degree from Amos Tuck School, Dartmouth College. Mr. Quinton was a CFA® charterholder during his professional investment career.
Marcus  L. Smith. Mr. Smith has served as a member of the Eaton Vance Fund Boards since 2018 and is the Chairperson of the Portfolio Management Committee. He was elected to the Governing Council of the Independent Directors Council (IDC), where he serves on the Education and Engagement Committee.  Mr. Smith has been an Independent Director at First Industrial Realty Trust, Inc. (NYSE: FR), a fully integrated REIT specializing in industrial real estate, since 2021, where he serves on the Audit, Investment, and Nominating & Governance Committees. Since 2017, he has served on the Board of Directors  of MSCI Inc. (NYSE: MSCI), a leading global provider of investment decision support tools, where he chairs the Audit Committee and is a member of the Strategy & Finance Committee. Mr. Smith was previously a Director of DCT Industrial Trust Inc. (NYSE: DCT) from 2017 until its acquisition by Prologis in 2018, serving on the Audit and Nominating & Corporate Governance Committees. He spent over two decades at MFS Investment Management, where he led the $23 billion International Equity portfolio and held senior roles including Chief Investment Officer for Canada and Asia.   Earlier in his career,  Mr. Smith was a senior consultant at Andersen

Consulting (now Accenture) and served as a U.S. Army Reserve Officer. His nonprofit engagements include current board roles with Facing History and Ourselves, the Core Knowledge Foundation, and the Harvard Medical School Advisory Council on Education. He previously served as a trustee of the University of Mount Union (2008-2020) and on the Boston Advisory Board of the Posse Foundation (2015-2021). Mr. Smith earned a Bachelor of Science degree in Computer Science, cum laude, from the University of Mount Union and a Master of Business Administration degree from The Wharton School, University of Pennsylvania.
Nancy Wiser Stefani. Ms. Stefani has served as a member of the Eaton Vance Fund Boards since 2022 and is the Chairperson of the Compliance Reports and Regulatory Matters Committee. Prior to its acquisition in 2024, she also served as a corporate Director for Rimes Technologies, a data management company based in London (2022-2024). Ms. Stefani has over 35 years of experience in the investment management and financial services industry. From 2011-2021, Ms. Stefani served as an Executive Vice President, Global Head of Operations and Treasurer of Wells Fargo Funds, at Wells Fargo Asset Management, where she oversaw operations and governance matters. In the role of governance, Ms. Stefani served as chairman of the board for the Wells Fargo Asset Management United Kingdom and Luxembourg legal entities as well as the Luxembourg funds. Additionally, Ms. Stefani served as the Treasurer for the Wells Fargo Funds from 2012-2021. Prior to joining Wells Fargo Asset Management, Ms. Stefani served as Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management, from 2008-2011, and GMN Capital Management, from 2006-2007, where she oversaw all non-investment activities. She currently serves on the University of Minnesota Foundation Board of Trustees (since 2022) and previously served on several other non-profit boards including her alma mater Providence College Business Advisory board, Boston Scores and the National Black MBA Advisory board. Ms. Stefani earned a Bachelor of Science degree in Business Administration from Providence College.
Susan  J. Sutherland. Ms. Sutherland has served as a member of the Eaton Vance Fund Boards since 2015 and is the Chairperson of the Governance Committee. Since 2023, she has also served as a Director of Ascot Underwriting Limited, a UK based subsidiary of Ascot Group Limited, and is formerly a Director of Ascot Group Limited from 2017-2025.   Ascot Group Limited, through its related businesses including Syndicate 1414 at Lloyd’s of London, is a leading global underwriter of specialty property and casualty insurance and reinsurance. In addition, Ms. Sutherland was a Director of Kairos Acquisition Corp. from 2021 until its dissolution in 2023, which had concentrated on acquisition and business combination efforts within the insurance and insurance technology (also known as “InsurTech”) sectors. Ms. Sutherland was also a Director of Montpelier Re Holdings Ltd., a global provider of customized reinsurance and insurance products, from 2013 until its sale in 2015 and of Hagerty Holding Corp., a leading provider of specialized automobile and marine insurance from 2015-2018. From 1982 through 2013, Ms. Sutherland was an associate, counsel and then a partner in the Financial Institutions Group of the global law firm Skadden, Arps, Slate, Meagher & Flom LLP, where she primarily represented U.S. and international insurance and reinsurance companies, investment banks and private equity firms in insurance-related corporate transactions. In addition, Ms. Sutherland has also served as a board member of prominent non-profit organizations. Ms. Sutherland earned a Bachelor of Arts degree in political science, with highest honors, from Denison University and a Juris Doctor degree from New York University School of Law, where she was a Root-Tilden Scholar.
Scott  E. Wennerholm. Mr. Wennerholm has served as a member of the Eaton Vance Fund Boards since 2016 and is the Independent   Chairperson of the Board. He has over 30 years of experience in the financial services industry in various leadership and executive roles. Mr. Wennerholm served as Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management from 2005-2011. He also served as Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management from 1997-2004 and was a Vice President at Fidelity Investments Institutional Services from 1994-1997. In addition, Mr. Wennerholm served as a Trustee at Wheelock College, a postsecondary institution from 2012-2018. Mr. Wennerholm earned Bachelor of Arts degrees in Business Administration and in Philosophy from Furman University and a Master of Business Administration degree from Boston University. He has held FINRA licenses in Series 7, 24, 27, and 63.
The Board(s) has several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee, the Closed-End Fund Committee and the Contract Review Committee. Each of the Committees are comprised of only noninterested Trustees.
Mses. Sutherland  (Chairperson), Frost, Mosley  and Stefani, and  Messrs. Bowser,  Gorman, Quinton, Smith and Wennerholm are members of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board with respect to the structure, membership and operation of the Board and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board and the compensation of such persons. During the fiscal year ended August 31, 2025, the Governance Committee convened four times.
The Governance Committee will, when a vacancy exists, consider a nominee for Trustee recommended by a shareholder, provided that such recommendation is submitted in writing to the  Trust’s Secretary at the principal executive office of the Trust. Such recommendations must be accompanied by biographical and occupational data on the candidate (including whether the candidate would be an “interested person” of the Trust), a written consent by the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the Trust, and a description of any arrangements or understandings regarding recommendation of the candidate for consideration.
Messrs. Gorman (Chairperson) and Wennerholm and Mses. Mosley and Stefani are members of the Audit Committee.  The Audit Committee’s purposes are to (i) oversee each Fund’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund’s compliance with legal and regulatory requirements that relate to each Fund’s  accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of a Fund. During the fiscal year ended August 31, 2025, the Audit Committee convened ten times.
Messrs. Gorman  (Chairperson), Bowser,  Quinton, Smith and Wennerholm, and Mses. Frost, Mosley, Stefani and  Sutherland are members of the Contract Review Committee. The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board concerning the following matters: (i) contractual arrangements with each service provider to the Funds, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds or investors therein; and (iii) any other matter appropriate for review by the  noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board. During the fiscal year ended August 31, 2025, the Contract Review Committee convened five times.
Messrs. Smith (Chairperson) and Gorman and Mses. Frost and Mosley are members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board in its oversight of the portfolio management process employed by the Funds and their  investment adviser and sub-adviser(s), if applicable, relative to the Funds’ stated objective(s), strategies and restrictions; (ii) assist the Board in its oversight of the trading policies and procedures and risk management techniques applicable to the Funds; and (iii) assist the Board in its monitoring of the performance results of all funds and portfolios, giving special attention to the performance of certain funds and portfolios that it or the Board identifies from time to time. During the fiscal year ended August 31, 2025, the Portfolio Management Committee convened seven times.
Mses. Stefani  (Chairperson) and Sutherland and  Messrs. Bowser  and Quinton are members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Funds; (ii) serve as a liaison between the Board and the Funds’ CCO; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended August 31, 2025, the Compliance Reports and Regulatory Matters Committee convened eight times.
Messrs. Quinton (Chairperson) and Bowser and Mses. Frost and Sutherland are members of the Closed-End Fund Committee. The purpose of the Committee is to assist the Board of the Eaton Vance Closed-End Funds in the oversight of the Closed-End Funds, including secondary market trading, capital structure, distribution policies and other matters as delegated by the Board. The Closed-End Fund Committee was established in October 2024 and met six times during the Fund’s fiscal year ended August 31, 2025. In addition, during the fiscal year ended  August 31, 2025, the predecessor to the Closed-End Fund Committee, the Ad Hoc Committee for Closed-End Fund Matters, convened three times.
Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in the Eaton Vance family of funds overseen by the Trustee, which may include shares, if any, deemed to be beneficially owned by a  noninterested Trustee through a deferred compensation plan as of December 31, 2024.

	Richard Bernstein All Asset Strategy Fund	Richard Bernstein Equity Strategy Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in Funds Overseen by Trustee in the Eaton Vance Family of Funds
Noninterested Trustee
Alan C. Bowser	None	None	None
Cynthia E. Frost	None	Over $100,000	Over $100,000
George J. Gorman	None	None	Over $100,000
Valerie A. Mosley	$10,001-$50,000	None	Over $100,000
Keith Quinton	None	None	Over $100,000
Marcus L. Smith	None	None	Over $100,000
Nancy Wiser Stefani	None	None	Over $100,000
Susan J. Sutherland	None	None	Over $100,000
Scott E. Wennerholm	None	None	Over $100,000
As of December 31, 2024, no noninterested Trustee  or any of their immediate family members owned beneficially or of record any class of securities of Morgan Stanley, EVD, any sub-adviser, if applicable, or any person controlling, controlled by or under common control with Morgan Stanley or EVD or any sub-adviser, if applicable, collectively (“Affiliated Entity”).

During the calendar years ended December 31, 2023 and December 31, 2024, no noninterested Trustee  (or their immediate family members) had:

(1)	Any direct or indirect interest in any Affiliated Entity;

(2)	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any fund; (ii) another fund managed or distributed by any Affiliated Entity; (iii) any Affiliated Entity; or (iv) an officer of any of the above; or

(3)	Any direct or indirect relationship with (i) the Trust or any fund; (ii) another fund managed or distributed by any Affiliated Entity; (iii) any Affiliated Entity; or (iv) an officer of any of the above.

During the calendar years ended December 31, 2023 and December 31, 2024, no officer of any Affiliated Entity served on the Board of Directors of a company where a noninterested Trustee of the Trust  or any of their immediate family members served as an officer.
Noninterested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan  (the “Deferred Compensation Plan”). Under the Deferred Compensation Plan, an eligible Board member may elect to have all or a portion of his or her deferred fees invested in the shares of one or more funds in the Eaton Vance family of funds, and the amount paid to the Board members under the Deferred Compensation Plan will be determined based upon the performance of such investments. Deferral of Board members’ fees in accordance with the Deferred Compensation Plan will have a negligible effect on the assets, liabilities, and net income of a participating fund or portfolio, and do not require that a participating Board member be retained. There is no retirement plan for Board members.
The fees and expenses of the Trustees of the Trust are paid by the Funds (and other series of the Trust). During the fiscal year ended August 31, 2025, the Trustees of the Trust  earned the following compensation in their capacities as Board members from the Trust. For the year ended December 31,  2024, the Board members earned the following compensation in their capacities as members of the Eaton Vance  Fund Boards1:

	Trust[1]	Trust and Fund Complex[2]
Alan C. Bowser	$ 34,753	$395,000
Cynthia E. Frost	$ 33,913	$395,000
George J. Gorman	$ 44,081	$545,000
Valerie A. Mosley	$ 35,825	$430,000[3]
Keith Quinton	$ 37,671	$420,000
Marcus L. Smith	$ 36,521	$430,000
Nancy Wiser Stefani	$ 35,556	$410,000
Susan J. Sutherland	$ 37,709	$432,500
Scott E. Wennerholm	$ 37,766	$445,000
1	The Trust consisted of 10 Funds as of August 31, 2025.
2	As of January 1, 2026, the Eaton Vance fund complex consists of 122 registered investment companies or series thereof. Mr. Mark R. Fetting, who served as a Trustee of the Trust since 2016 and Chairperson of the Board since 2025, passed away unexpectedly on August 9, 2025. For the fiscal year ended August 31, 2025, he received Trustee fees of $39,697 from the Trust. For the calendar year ended December 31, 2024, he received $430,000 from the Trust and Fund Complex.
3	Includes $30,000 of deferred compensation.
Fund Organization
Trust. Each Fund is a series of the Trust, which was organized under Massachusetts law on May 25, 1989 as a trust with transferable shares, commonly referred to as a “Massachusetts business trust” and is operated as an open-end management investment company. Effective February 3, 2025, Eaton Vance Richard Bernstein All Asset Strategy Fund changed its name to Eaton Vance RBA All Asset Strategy Fund, and Eaton Vance Richard Bernstein Equity Strategy Fund changed its name to Eaton Vance RBA Equity Strategy Fund. Effective August 18, 2025, Eaton Vance RBA All Asset Strategy Fund changed its name to Eaton Vance All Asset Strategy Fund, and Eaton Vance RBA Equity Strategy Fund changed its name to Eaton Vance Equity Strategy Fund. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of a Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders of the Trust are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of all Funds in the Trust will be voted together with respect to the election or removal of Trustees and on other matters affecting all Funds similarly. On matters affecting only a particular Fund, all shareholders of the affected Fund will vote together as a single class, except that only shareholders of a particular class may vote on matters affecting only that class.  Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that any Trustee may be removed with or without cause, by (i) the affirmative vote of holders of two-thirds of the shares or, (ii) the affirmative vote of, or written instrument, signed by at least two-thirds of the remaining Trustees, provided however, that the removal of any noninterested Trustee shall additionally require the affirmative vote of, or a written instrument executed by, at least two-thirds of the remaining noninterested Trustees. No person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.
The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series, if they deem it necessary to conform it to applicable federal or state laws or regulations, or to make such other changes (such as reclassifying series or classes of shares or  restructuring the Trust) provided such changes do not have a materially adverse effect on the financial interests of shareholders. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification is required to be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
The Trust’s Declaration of Trust provides that any legal proceeding brought by or on behalf of a shareholder seeking to enforce any provision of, or based upon any matter arising out of, related to or in connection with, the Declaration of Trust, the Trust, any Fund or Class or the shares of any Fund must be brought exclusively in the United States District Court for the District of Massachusetts or, if such court does not have jurisdiction for the matter, then in the Superior Court of Suffolk County for the Commonwealth of Massachusetts. If a shareholder brings a claim in another venue and the venue is subsequently changed through legal process to the foregoing Federal or state court, then the shareholder will be required to reimburse the Trust and other persons for the expenses incurred in effecting the change in venue.
The Trust’s Declaration of Trust also provides that, except to the extent explicitly permitted by Federal law, a shareholder may not bring or maintain a court action on behalf of the Trust or any Fund or class of shares (commonly referred to as a derivative claim) without first making demand on the Trustees requesting the Trustees to bring the action. Within 90 days of receipt of the demand, the Trustees will consider the merits of the claim and determine whether commencing or maintaining an action would be in the best interests of the Trust or the affected Fund or Class. Any decision by the Trustees to bring, maintain or settle, or to not bring, maintain or settle the action, will be final and binding upon shareholders and therefore no action may be brought or maintained after a decision is made to reject a demand. In addition, the Trust’s Declaration of Trust provides that, to the maximum extent permitted by law, each shareholder acknowledges and agrees that any alleged injury to the Trust’s property, any diminution in the value of a shareholder’s shares and any other claim arising out of or relating to an allegation regarding the actions, inaction or omissions of or by the Trustees, the officers of the Trust or the investment adviser of a  Fund is a legal claim belonging only to the Trust and not to the shareholders individually and, therefore, that any such claim is subject to the demand requirement for derivative claims referenced above.
The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class  thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class  thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class  thereof entitled to vote thereon shall be sufficient authorization; or (2) by the approval of a majority of the Trustees then in office, to be followed by a written notice to shareholders.
Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust, upon request by the shareholder, shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each  Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liabilities exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Proxy Voting Policy. The Board adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Board has delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser  (the “Adviser Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of research, execution, recordkeeping and reporting services. The members of the Board will review a Fund’s  proxy voting records from time to time and will review annually the Adviser Policies. For a copy of the Fund Policy and Adviser Policies, see Appendix D and Appendix E, respectively. Pursuant to certain provisions of the 1940 Act relating to funds investing in other funds, a Fund may be required or may elect to vote its interest in another fund in the same proportion as the holders of all other shares of that fund. Information on how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, (2) on the SEC’s website at http://www.sec.gov and (3) on the Funds’ website at https://www.eatonvance.com.
INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES
Investment Advisory and Administrative Services. As described in the Prospectus, Eaton Vance Management (“Eaton Vance”) is the investment adviser to each Fund. Eaton Vance and its predecessor organizations have been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance is an indirect wholly owned subsidiary  of Morgan Stanley (NYSE: MS), a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. Registered investment companies advised by Eaton Vance, BMR, Morgan Stanley Investment Management, Inc. or CRM, each of which is an indirect wholly-owned subsidiary of Morgan Stanley, are considered to be related companies that are part of the same “group of investment companies” for purposes of investment in and by such companies pursuant to Section 12(d)(1)(G) of the 1940 Act and Rule 12d1-4 under the 1940 Act.
The investment adviser manages the investments and affairs of each Fund and provides  related office facilities and personnel subject to the supervision of the Trust.  The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines  what securities will be purchased, held or sold by each Fund  and what portion, if any, of each Fund’s assets will be held uninvested. Each investment advisory and administrative agreement between each Fund and Eaton Vance (the “Investment Advisory and Administrative Agreement” or the “Agreement”) requires the investment adviser to pay the compensation and expenses of all officers and Trustees who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities.
For a description of the compensation each Fund pays to the investment adviser, see the Prospectus. The following table sets forth the net assets of each Fund at August 31, 2025 and the investment advisory and administration fees for the last three fiscal years:

		Advisory and Administration Fee for Fiscal Years Ended
Fund	Net Assets at August 31, 2025	August 31, 2025	August 31, 2024	August 31, 2023
Eaton Vance All Asset Strategy Fund	$257,964,242	$3,026,062	$3,920,269	$4,780,347
Eaton Vance Equity Strategy Fund	$469,696,648	$5,628,631	$5,856,074	$6,036,288
Effective August 18, 2025, the investment advisory fee is as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)
Up to $500 million	0.750%
$500 million but less than $1 billion	0.700%
$1 billion but less than $2.5 billion	0.675%
$2.5 billion but less than $5 billion	0.650%
$5 billion and over	0.630%
Prior to August 18, 2025, the investment advisory fee was as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%

Richard Bernstein Advisors LLC (“RBA”) served as sub-adviser to each Fund until August 18, 2025. Pursuant to an  investment sub-advisory agreement between Eaton Vance and  RBA, Eaton Vance paid compensation to  RBA for providing sub-advisory services to each Fund. The following table sets forth the sub-advisory fees paid by Eaton Vance to RBA for the last three fiscal years:

	Sub-Advisory Fee for Fiscal Years Ended
Fund	August 31, 2025	August 31, 2024	August 31, 2023
Eaton Vance All Asset Strategy Fund	$1,319,184	$1,752,588	$2,135,342
Eaton Vance Equity Strategy Fund	$2,407,278	$2,577,657	$2,656,501
Each Investment Advisory and Administrative Agreement continues in effect through and including the second anniversary of its execution and shall continue in full force and effect indefinitely thereafter, but only so long as such continuance after such second anniversary is specifically approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast at a meeting specifically called for the purpose of voting on such approval pursuant to the requirements of the 1940 Act and (ii) by the Board of the Trust or by vote of a majority of the outstanding voting securities of the Fund. Each Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by either party, or by vote of the majority of the outstanding voting securities of the Fund, and  the  Agreement will terminate automatically in the event of its assignment. Each  Agreement provides that the investment adviser  may render services to others. Each Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment. Each  Agreement is not intended to, and does not, confer upon any person not a party to it any right, benefit or remedy of any nature.
Information About Eaton Vance.Eaton Vance is a business trust  organized under the laws of the Commonwealth of Massachusetts. EV serves as trustee of Eaton Vance. EV, Eaton Vance and BMR  are indirect wholly owned subsidiaries of Morgan Stanley (NYSE: MS), a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services.
Code of Ethics. The investment adviser, principal underwriter, and each Fund have adopted Codes of Ethics governing personal securities transactions pursuant to Rule 17j-1 under the 1940 Act. Under the Codes, employees of the investment adviser and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and/or other procedures.
Portfolio Manager(s). The portfolio manager(s) (each referred to as a “portfolio manager”) of  each Fund are listed below. The following table shows, as of each Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Jim Caron
Registered Investment Companies[1]	7	$1,798.9	0	$0
Other Pooled Investment Vehicles	34	$17,501.5	0	$0
Other Accounts	39	$14,338.3	7	$7,383.1
Schuyler Hooper, CFA
Registered Investment Companies[1]	3	$1,000.0	0	$0
Other Pooled Investment Vehicles	32	$1,321.2	0	$0
Other Accounts	0	$0	0	$0
1	Includes the Fund.

The following table shows the dollar range of equity securities beneficially owned (or held notionally through IMAP) in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended  August 31, 2025 and in the Eaton Vance family of funds as of December 31, 2024.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Eaton Vance All Asset Strategy Fund
Jim Caron	None	None
Schuyler Hooper, CFA	None	$100,001 - $500,000
Eaton Vance Equity Strategy Fund
Jim Caron	None	None
Schuyler Hooper, CFA	None	$100,001 - $500,000
It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments on the one hand and the investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among a Fund and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between a Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to a Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. The investment adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s  trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.
Compensation Structure for Eaton Vance. The compensation structure of MSIM, including its affiliates that are investment advisers, is based on a total reward system of base salary and incentive compensation, which is paid either in the form of cash bonus, or for employees meeting the specified deferred compensation eligibility threshold, partially as a cash bonus and partially as mandatory deferred compensation. Deferred compensation granted to employees of MSIM and its affiliates that are investment advisers is generally granted as a mix of deferred cash awards under the Investment Management Alignment Plan (IMAP) and equity-based awards in the form of stock units. The portion of incentive compensation granted in the form of a deferred compensation award and the terms of such awards are determined annually by the Compensation, Management Development and Succession Committee of the Morgan Stanley Board of Directors.
Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the investment adviser.
Incentive compensation. In addition to base compensation, portfolio managers may receive discretionary year-end compensation.
Incentive compensation may include:

■	Cash bonus

■	Deferred compensation:

○
A mandatory program that defers a portion of incentive compensation into restricted stock units or other awards based on Morgan Stanley common stock or other plans that are subject to vesting and other conditions.

○
IMAP is a cash-based deferred compensation plan designed to increase the alignment of participants’ interests with the interests of the investment adviser’s clients. For eligible employees, a portion of their deferred compensation is  mandatorily deferred into IMAP on an annual basis. Awards granted under IMAP are notionally invested in referenced funds available pursuant to the plan, which are funds advised by MSIM and its affiliates that are investment advisers. Portfolio managers are required to notionally invest a minimum of 40% of their account balance in the designated funds that they manage and are included in the IMAP notional investment fund menu.

○
Deferred compensation awards are typically subject to vesting over a multi-year period and are subject to cancellation through the payment date for competition, cause (i.e., any act or omission that constitutes a breach of obligation to the Funds, including failure to comply with internal compliance, ethics or risk management standards, and failure or refusal to perform duties satisfactorily, including supervisory and management duties), disclosure of proprietary information, and solicitation of employees or clients. Awards are also subject to clawback through the payment date if an employee’s act or omission (including with respect to direct supervisory responsibilities) causes a restatement of the firm’s consolidated financial results, constitutes a violation of the firm’s global risk management principles, policies and standards, or causes a loss of revenue associated with a position on which the employee was paid and the employee operated outside of internal control policies.

MSIM and its affiliates that are investment advisers compensate employees based on principles of pay-for-performance, market competitiveness and risk management. Eligibility for, and the amount of any, discretionary compensation is subject to a multi-dimensional process. Specifically, consideration is given to one or more of the following factors, which can vary by portfolio management team and circumstances:

■	Revenue and profitability of the business and/or each fund/account managed by the portfolio manager

■	Revenue and profitability of the firm

■	Return on equity and risk factors of both the business units and Morgan Stanley

■	Assets managed by the portfolio manager

■	External market conditions

■	New business development and business sustainability

■	Contribution to client objectives

■	Team, product and/or MSIM and its affiliates that are investment advisers performance

■
The pre-tax investment performance of the funds/accounts managed by the portfolio manager  (which may, in certain cases, be measured against the applicable benchmark(s) and/or peer group(s) over one, three and five-year periods)

■	Individual contribution and performance

Further, the firm’s Global Incentive Compensation Discretion Policy requires compensation managers to consider only legitimate, business related factors when exercising discretion in determining variable incentive compensation, including adherence to Morgan Stanley’s core values, conduct, disciplinary actions in the current performance year, risk management and risk outcomes.
Commodity Futures Trading Commission Registration. The CFTC  has adopted certain regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the investment adviser with respect to the operation of the Funds is subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act. Because of their management of other strategies Eaton Vance and BMR are registered with the CFTC as commodity pool operators. Eaton Vance is also registered as a commodity trading advisor. BMR claims an exemption of “commodity trading advisor.”  The CFTC has neither reviewed nor approved each Fund’s investment strategies or this SAI.
Administrative Services. Eaton Vance also provides administrative services to each Fund. Under the Investment Advisory and Administrative Agreement, Eaton Vance has been engaged to administer each Fund’s affairs, subject to the supervision of the Board, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each  Fund.
Sub-Transfer Agency Support Services. Eaton Vance provides sub-transfer agency and related services to Eaton Vance mutual funds pursuant to a Sub-Transfer Agency Support Services Agreement. Under the agreement, Eaton Vance provides: (1) specified sub-transfer agency services; (2) compliance monitoring services; and (3) intermediary oversight services. For the services it provides, Eaton Vance receives an aggregate annual fee equal to the actual expenses incurred by Eaton Vance in the performance of such services. Each Fund pays a pro rata share of such fee. For the fiscal year ended August 31, 2025, Eaton Vance earned the following pursuant to the agreement:

Eaton Vance All Asset Strategy Fund	Eaton Vance Equity Strategy Fund
$10,043	$9,137
Expenses. Each Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser and administrator or the principal underwriter). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. Pursuant to the Amended and Restated Multiple Class Plan for Eaton Vance Funds, Fund expenses are allocated to each class on a pro rata basis, except that distribution and service fees are allocated exclusively to the class that incurs them.
OTHER SERVICE PROVIDERS
Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), One Post Office Square, Boston, MA 02109 is the principal underwriter of each  Fund with respect to the continuous offering of each Fund’s shares. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a  Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the members of the Board (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the

Distribution Agreement or any applicable Distribution Plan), may be terminated on sixty days’ notice either by such Trustees  or by vote of a majority of the outstanding Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is an indirect wholly owned subsidiary of Morgan Stanley.
Custodian. State Street Bank and Trust Company (“State Street”), One Congress Street, Boston, MA 02114-2016, serves as custodian to each Fund. State Street has custody of all cash and securities of each Fund, maintains the general ledger of each Fund and computes the daily net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with  each  Fund’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. State Street also provides services in connection with the preparation of shareholder reports and Form N-CSR filings and the electronic filing of such reports with the SEC.
Independent Registered Public Accounting Firm. Deloitte & Touche LLP (“Deloitte”), 115 Federal Street, Suite 15, Boston, MA 02110-1894, independent registered public accounting firm, audits each Fund’s  financial statements. Deloitte and/or its affiliates provide other audit and related services to each Fund.
Transfer Agent. BNY Mellon Investment Servicing (US) Inc., P.O. Box 534439, Pittsburgh, PA 15253-4439, serves as transfer and dividend disbursing agent for each  Fund.
Securities Lending Agent. State Street serves as securities lending agent. For the fiscal year ended August 31, 2025, State Street provided the following administrative services pursuant to a Securities Lending Authorization Agreement with the Funds  listed in the table(s) below, subject to guidelines and restrictions provided by the Funds: (i) entering into loans with approved borrowers; (ii) receiving/holding collateral from borrowers and facilitating the investment/reinvestment of cash collateral; (iii) monitoring daily the market value of the loaned securities and collateral, including receiving and delivering additional collateral as necessary from/to borrowers; (iv) negotiating loan terms and, when necessary, loan premiums; (v) selecting securities to be loaned; (vi) recordkeeping, account servicing and providing statements; (vii) monitoring dividend/distribution activity and crediting the Fund account when necessary; and (viii) arranging for the return of loaned securities to the Funds at loan termination. Income and fees accrued from securities lending activities for the fiscal year ended August 31, 2025  are shown in the following table(s).

Eaton Vance All Asset Strategy Fund	Securities Lending Activities
Gross income from securities lending activities	$450,328
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$ 7,187
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$ 3,271
Administrative fees not included in revenue split	$0
Indemnification fee not included in revenue split	$0
Rebate (paid to borrowers)	$399,409
Other fees not included in revenue split	$0
Aggregate fees/compensation for securities lending activities	$409,867
Net income from securities lending activities	$40,461

Eaton Vance Equity Strategy Fund	Securities Lending Activities
Gross income from securities lending activities	$692,970
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$14,726
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$4,851
Administrative fees not included in revenue split	$0
Indemnification fee not included in revenue split	$0
Rebate (paid to borrowers)	$591,969
Other fees not included in revenue split	$0
Aggregate fees/compensation for securities lending activities	$611,546
Net income from securities lending activities	$81,424

CALCULATION OF NET ASSET VALUE
The net asset value of the Fund is determined by State Street (as agent and custodian) by subtracting the liabilities of the Fund from the value of its total assets. The Fund is closed for business and will not issue a net asset value on the following business holidays and any other business day that the NYSE is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s net asset value per share is readily accessible on the Eaton Vance website (www.eatonvance.com).
The Board has approved procedures pursuant to which investments are valued for purposes of determining the Fund’s net asset value. Listed below is a summary of the methods generally used to value investments (some or all of which may be held by the Fund) under the procedures.

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Equity securities (including common stock, exchange-traded funds, closed-end funds, preferred equity securities, exchange-traded notes and other instruments that trade on recognized stock exchanges) are valued at the last sale, official close or, if there are no reported sales, at the mean between the bid and asked price on the primary exchange on which they are traded.

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Most debt obligations are valued on the basis of market valuations furnished by a pricing service or at the mean of the bid and asked prices provided by recognized broker/dealers of such securities. The pricing service may use a pricing matrix to determine valuation.

■	Short-term instruments with remaining maturities of less than 397 days are valued on the basis of market valuations furnished by a pricing service or based on dealer quotations.

■	Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange quotations supplied by a pricing service.

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Senior and Junior Loans (as defined in the “Additional Information About Investment Strategies and Risks” section of this SAI) are valued on the basis of prices furnished by a pricing service. The pricing service uses transactions and market quotations from brokers in determining values.

■	Futures contracts are valued at the settlement or closing price on the primary exchange or board of trade on which they are traded.

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Exchange-traded options are valued at the mean of the bid and asked prices. Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).

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Non-exchange traded derivatives (including swap agreements, forward contracts and equity participation notes) are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the  counterparty) or, for total return swaps, based on market index data.

■	Precious metals are valued at the New York Composite mean quotation.

■	Liabilities with a payment or maturity date of 364 days or less are stated at their principal value and longer dated liabilities generally will be carried at their fair value.

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Valuations of foreign equity securities and total return swaps and exchange-traded futures contracts on non-North American equity indices are generally based on fair valuation provided by a pricing service.

Investments which are unable to be valued in accordance with the foregoing methodologies are valued using fair value methods by the investment adviser as the Fund’s “valuation designee” pursuant to Rule 2a-5 of the 1940 Act. The investment adviser, as valuation designee, is responsible for establishing fair valuation methodologies and making fair value determinations on behalf of the Funds for those portfolio securities for which no readily available market quotations exist (or for which market quotations are not reliable) and for other Fund investments that are not securities. Such fair value methodologies may include consideration of relevant factors, including but not limited to (i) the type of security and the existence of any contractual restrictions on the security’s disposition; (ii) the price and extent of public trading in similar securities of the issuer or of comparable companies or entities; (iii) quotations or relevant information obtained from broker-dealers or other market participants; (iv) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (v) an analysis of the company’s or entity’s financial statements; (vi) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; (vii) any transaction involving the issuer of such securities; and (viii) any other factors deemed relevant by the investment adviser. For purposes of fair valuation, the portfolio managers of one fund managed by the investment adviser that invests in Senior and Junior Loans may not possess the same information about a Senior or Junior Loan as the portfolio managers of another fund managed by the investment adviser. As such, at times the fair value of a Loan determined by certain portfolio managers of the investment adviser may vary from the fair value of the same Loan determined by other portfolio managers.
PURCHASING AND REDEEMING SHARES
Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. The U.S. registered Eaton Vance  funds generally do not accept investments from residents of the European Union, the United Kingdom or Switzerland, although may do so to the extent that the Eaton Vance  funds may be lawfully offered in a relevant jurisdiction (including at the initiative of the investor). Fund shares are continuously offered through financial intermediaries which have entered into agreements with the principal underwriter. Fund shares are sold at the public offering price, which is the net asset value next computed after receipt of an order plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the financial intermediaries responsible for selling Fund shares. The sales charge table for Class A shares in the Prospectus is applicable to purchases of Class A shares of a  Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A  shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges.”
Class I Share Purchases.Class I  shares are available for purchase by clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and employer sponsored retirement plans. Class I  shares may also be available through brokerage platforms of broker-dealer firms that have agreements with a Fund’s principal underwriter to offer Class I shares solely when acting as an agent for the investor. An investor acquiring Class I shares through such platforms may be required to pay a commission and/or other forms of compensation to the broker. Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance and its affiliates; current and retired members of Eaton Vance Fund Boards; employees of Eaton Vance  and its affiliates and such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.
Waiver of Investment Minimums.In addition to waivers described in the Prospectus, minimum investment amounts are waived for individual plan participants in an employer sponsored retirement plan; current and retired members of Eaton Vance Fund Boards; clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers to the Eaton Vance family of funds; and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of a Fund’s  custodian and transfer agent and in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof). Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.
Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of  shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of  a Fund or class, the investment climate and market conditions and the volume of sales and redemptions of shares. The Class A and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no obligation to continue any Plan for any particular period of time.  Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.
Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the NYSE is closed (other than for customary weekend and holiday closings), during periods when trading on the NYSE is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Fund  to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.
Due to the high cost of maintaining small accounts, the Trust  reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. No contingent deferred sales charge (“CDSC”) or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.
As disclosed in the Prospectus, each  Fund typically expects to meet redemption requests by (i) distributing any cash holdings, (ii) selling portfolio investments and/or (iii) borrowing from a bank under a line of credit. In addition to the foregoing, each Fund also may distribute securities as payment (a so-called “redemption in-kind”), in which case the redeeming shareholder may pay fees and commissions to convert the securities to cash. Unless requested by a shareholder, each Fund generally expects to limit use of redemption in-kind to stressed market conditions, but reserves the right to do so at any time.  The Fund may decline a shareholder’s request to receive redemption proceeds in-kind. Any redemption in-kind would be made in accordance with policies adopted by each Fund, which allow the Fund to distribute securities pro rata or as selected by the investment adviser.
Each Fund participates with other funds managed by Eaton Vance and its affiliates, including BMR and CRM, in a $650 million unsecured revolving line of credit agreement and may borrow amounts available thereunder for temporary purposes, such as meeting redemptions.  See “Additional Information about Investment Strategies and Risks - Borrowing for Temporary Purposes”. Each Fund also has exemptive relief to participate in an interfund lending program with other Eaton Vance funds.   Such program is not operational as of the date of this SAI.
In connection with requests to re-issue uncashed checks representing redemption proceeds, each  Fund reserves the right to require the redeeming shareholder to provide Medallion signature guaranteed wire instructions for delivery of redemption proceeds. Redemption proceeds represented by an uncashed check will not earn interest or other return during such time.

As noted above, each  Fund may pay the redemption price of shares of a  Fund, either totally or partially, by a distribution in-kind of securities. All requests for redemptions in-kind must be in good order. Provided the redemption request is received by the Fund not later than 12:00 p.m. (Eastern Time) on the day of the redemption, the Fund may in its discretion, if requested by a redeeming shareholder, provide the redeeming shareholders with an estimate of the securities to be distributed. Any difference between the redemption value of the distributed securities and the value of the Fund shares redeemed will be settled in cash. Securities distributed in a redemption in-kind would be valued pursuant to a Fund’s valuation procedures and selected by the investment adviser. If a shareholder receives securities in a redemption in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and the value of such securities would be subject to price fluctuations until sold.
Pursuant to its Distribution Agreement with the Trust, the principal underwriter is authorized to repurchase shares offered for redemption to each Fund from time to time and each  Fund is authorized to pay to the principal underwriter the purchase price for such repurchased shares, which shall be the net asset value next determined after the repurchase order, subject to any applicable CDSC payable to the principal underwriter.
Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the ex-dividend date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.
Other Information.A  Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.
SALES CHARGES
Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to financial intermediaries which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain financial intermediaries whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to financial intermediaries. The principal underwriter may allow, upon notice to all financial intermediaries with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such financial intermediaries may be deemed to be underwriters as that term is defined in the 1933 Act.
Purchases at Net Asset Value. Class A  shares may be sold at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform; current and retired members of Eaton Vance  Fund Boards; to clients (including custodial, agency, advisory and trust accounts) and current and former Directors, officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to HSAs (Health Savings Accounts) and to employer sponsored retirement plans and trusts used to fund those plans, (3) to officers and employees of a Fund’s custodian and transfer agent , (4) in connection with the ReFlow liquidity program and (5) direct purchases of shares by accounts where no financial intermediary is specified. Class A  shares may also be sold at net asset value to registered representatives and employees of financial intermediaries. Class A shares are also offered at net asset value to shareholders who make a permitted direct transfer or roll-over to an Eaton Vance  prototype individual retirement account (“IRA”) from an employer-sponsored retirement plan previously invested in Eaton Vance funds (applicable only to the portion previously invested in Eaton Vance  funds), provided that sufficient documentation is provided to the transfer agent of such transfer or roll-over at the time of the account opening. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the financial intermediary involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only. A financial intermediary may not, in accordance with its policies and procedures, offer one or more of the waiver categories described above and shareholders should consult their financial intermediary for more information.
CDSC Waiver. CDSCs will be waived in connection with redemptions from employer sponsored retirement plans or IRAs to satisfy required minimum distributions by applying the rate required to be withdrawn under the applicable rules and regulations of the IRS to the balance of shares in your account. CDSCs will also be waived in connection with returning excess contributions made to IRAs.

Statement of Intention. If it is anticipated that $50,000 or more of Class A  shares and shares of other funds exchangeable for Class A shares of another Eaton Vance  fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the statement and purchased during the 13-month period will be included toward the completion of the statement. If you make a statement of intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A statement of intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the statement.
If the amount actually purchased during the 13-month period is less than that indicated in the statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the statement of intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. Shareholders will not receive a lower sales charge if total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the statement. If the sales charge rate changes during the 13-month period, all shares purchased or charges assessed after the date of such change will be subject to the then applicable sales charge.
Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of Fund shares owned by the shareholder. The sales charge on the Fund shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under “Sales Charges” in the Prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her financial intermediary must provide the principal underwriter (in the case of a purchase made through a financial intermediary) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.
Conversion Feature. Effective November 5, 2020 (the “Effective Date”), Class C shares automatically convert to Class A  shares during the month following the eight year anniversary of the purchase of such Class C shares. If the financial intermediary that maintains a Class C shareholder’s account has not tracked the holding period for Class C shares, Class C shares held as of the Effective Date will automatically convert to Class A  shares eight years after the Effective Date. Such conversion shall be effected on the basis of the relative NAVs per share of the two classes without the imposition of any sales charge, fee or other charge. For purposes of this conversion, all distributions paid on such Class C shares which the shareholder elects to reinvest in Class C shares will be considered to be held in a separate sub-account. Upon the conversion of Class C shares not acquired through the reinvestment of distributions, a pro rata portion of the Class C shares held in the sub-account will also convert to such Class A  shares. This portion will be determined by the ratio that such Class C shares being converted bears to the total of Class C shares (excluding shares acquired through reinvestment) in the account.
Distribution Plans
The Trust has in effect a compensation-type Distribution Plan for Class A shares (the “Class A Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. The Class A  Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A  shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, financial intermediaries and other persons. The distribution and service fees payable under the Class A Plan shall not exceed 0.25%  of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears.  For the distribution and service fees paid by Class A shares, see Appendix A.
The Trust also has in effect a compensation-type Distribution Plan for Class C shares (the “Class C Plan”)  adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, Class C pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75%  of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to financial intermediaries on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expense. The principal underwriter is entitled to receive all distribution fees and CDSCs paid or payable with respect to Class C shares, provided that no such payments will be made that would cause the Class to exceed the maximum sales charge permitted by FINRA Rule 2341(d).
The Class C Plan also authorizes the payment of service fees to the principal underwriter, financial intermediaries and other persons in amounts not exceeding an annual rate of 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class C, financial intermediaries currently generally receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25%  of the purchase price of Class C shares sold by such intermediaries, and (b) monthly service fees approximately equivalent to 1/12 of 0.25%  of the value of Class C shares sold by such intermediaries. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to financial intermediaries at the time of sale (if applicable). For the service fees paid, see Appendix B.

The Board believes that each Plan will be a significant factor in the expected growth of each  Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance  organization may profit by reason of the operation of a Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to a Plan exceeds the total expenses incurred in distributing Fund shares. For sales commissions and CDSCs, if applicable, see Appendix A and Appendix B.
A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees  of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees  then in office. A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Quarterly Board member review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made is required. A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Board. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees, including the Plan Trustees, initially approved the current Plan(s) on April 22, 2013 for each Fund. Any Board member who is an “interested” person of the Trust  has an indirect financial interest in a Plan because his or her employer (or affiliates thereof) receives distribution and/or service fees under the Plan or agreements related thereto.
DISCLOSURE OF PORTFOLIO HOLDINGS AND RELATED INFORMATION
The Board has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund. See the Funds’ Prospectus for information on disclosure made in filings with the SEC and/or posted on the Eaton Vance website (www.eatonvance.com) and disclosure of certain portfolio characteristics.  As a general matter, portfolio holdings information does not include statistics derived from a  Fund’s holdings in the aggregate or information about only a portion of a Fund’s holdings. Portfolio holdings information generally may be disclosed to any person following public disclosure, including the filing of the portfolio holdings information with the SEC or the posting of the information to the Eaton Vance website. Pursuant to the Policies, information about portfolio holdings of a  Fund may also be disclosed as follows:

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Confidential disclosure for a legitimate Fund purpose: Portfolio holdings information may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information periodically without a lag to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser and its affiliates (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus; 2) a  Fund’s investment adviser or its affiliates in connection with a seed investment in the Fund, provided such information is made available to the seed investor for the purpose of satisfying reporting obligations and/or the seed investor’s risk management purposes; 3) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 4) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. To the extent applicable to an Eaton Vance  fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a  Fund; in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and S&P Global Ratings); analytical service providers engaged by the investment adviser or sub-adviser, if applicable (SS&C Advent, Bloomberg L.P., Evare, FactSet, McMunn Associates, Inc., MSCI/Barra and The Yield Book, Inc.); proxy evaluation vendors (Institutional Shareholder Services Inc.); pricing services (Intercontinental Exchange (ICE), LSEG Data and Analytics, Pricing Direct, S&P Global, and WM Reuters), which receive information as needed to price a particular holding; translation services; statistical rating agencies; third-party reconciliation services; lenders under Fund credit facilities (Citibank, N.A. and its affiliates); consultants and other product evaluators (Morgan Stanley Smith Barney LLC); other service providers (Morgan Stanley Investment Management); and,  for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers). As described above, information about only a portion of a  Fund’s holdings is generally not considered portfolio holdings information and, to the extent that information about only a portion of a Fund’s holdings is disclosed to investment dealers or other intermediaries for the purpose of facilitating the purchase or sale of portfolio securities, the Fund may not require the recipient of such information to enter into a confidentiality agreement. The Fund may also provide a shareholder receiving redemption proceeds in-kind with information concerning the securities to be distributed. To the extent the redeeming shareholder receives information regarding only a relatively limited portion of the securities owned by the Fund, this information is not expected to constitute “portfolio holdings information” within the meaning of the Policies. To the extent the redeeming shareholder receives information regarding a significant portion of the securities held by the Fund, the redeeming shareholder may be required to agree to keep the information confidential, except to the extent necessary to dispose of the securities. Additional categories of permitted disclosures involving a legitimate business purpose of a  Fund may be approved by the Fund’s Board from time to time.

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Historical portfolio holdings information: From time to time, each Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that have not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Eaton Vance  website; and the dissemination of the requested information is reviewed and approved in accordance with the Policies.

The Funds, the investment adviser and principal underwriter  will not receive any monetary or other consideration in connection with the disclosure of a  Fund’s portfolio holdings information.
The Policies may not be waived, or exceptions made, without the consent of the  CCO of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the  CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or  other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Board at their next meeting. The Board may impose additional restrictions on the disclosure of portfolio holdings information at any time.
The Policies are designed to provide useful information concerning  a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the  Funds.
TAXES
The following is a summary of some of the tax consequences affecting a Fund and its shareholders. As used below, “the Fund” refers to the Fund(s) listed on the cover of this SAI, except as otherwise noted. The summary does not address all of the special tax rules applicable to certain classes of investors, such as individual retirement accounts and employer sponsored retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisors with respect to special tax rules that may apply in their particular situations, as well as the U.S. federal, state and local, and, where applicable, foreign tax consequences of investing in the Fund.
Taxation of the Fund. The Fund, as a series of the Trust, is treated as a separate entity for U.S. federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income (including tax-exempt income, if any) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any U.S. federal income tax. Based on advice of counsel, the Fund generally will not recognize gain or loss on its distribution of appreciated securities in shareholder-initiated redemptions of its shares. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to U.S. federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its most recent taxable period.
The Fund also seeks to avoid the imposition of a U.S. federal excise tax on its ordinary income and capital gain net income. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. In order to avoid incurring a U.S. federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (excluding tax-exempt income, if any) for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year (or November 30 or December 31, if the Fund makes the election referred to above), after reduction by any available capital loss carryforwards, and (iii) 100% of any income and capital gains from the prior year (as previously computed) that were not distributed out during such year and on which the Fund paid no U.S. federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts.
If the Fund does not qualify as a  RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to a shareholder as dividend income. However, such distributions may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares. In addition, in order to re-qualify for taxation as a  RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

In certain situations, the Fund may, for a taxable year, elect to defer all or a portion of its net capital losses (or if there is no net capital loss, then any net long-term or short-term capital loss) realized after October and its late-year ordinary losses (generally, the sum of its (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, and its (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.
Taxation of the Portfolio. If the Fund invests its assets in a single Portfolio, the Portfolio normally must satisfy the applicable source of income and asset diversification requirements under Subchapter M of the Code in order for the Fund to also satisfy these requirements. For U.S. federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result of being taxed as a partnership, will not be subject to U.S. federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its U.S. federal income tax liability its allocable share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio’s net investment income, net realized capital gains and losses, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will take into account the gross income of the Portfolio attributable to such share. Under current law, provided that the Portfolio is treated as a partnership for Massachusetts and U.S. federal tax purposes, the Portfolio should not be liable for any income, corporate, excise, or franchise tax in the Commonwealth of Massachusetts.
Taxation of the Subsidiary.See the definition of “Subsidiary” under “Definitions” at the front of this SAI for information about whether any Fund and/or Portfolio (if applicable) described herein has established a Subsidiary. The Subsidiary is classified as a corporation for  U.S. federal income tax purposes. The Fund intends to take the position that income from its investments in the Subsidiary will constitute qualifying income for purposes of qualifying as a RIC. Under U.S. Treasury regulations, “subpart F income” included in the Fund’s annual income for U.S. federal income purposes will constitute qualifying income to the extent it is either (i) timely and currently repatriated or (ii) derived with respect to the Fund’s business of investing in stock, securities or currencies. If the Fund were to earn non-qualifying income from any source including the Subsidiary in excess of 10% of its gross income for any taxable year, it would fail to qualify as a RIC for that year, unless the Fund were eligible to cure and cured such failure by paying a Fund-level tax equal to the full amount of such excess.
Foreign corporations, such as the Subsidiary, will generally not be subject to  U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct it activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, and would be taxed as such.
The Subsidiary is treated as a controlled foreign corporation (“CFC”) for tax purposes and the Fund is treated as a “U.S. shareholder” of the Subsidiary. As a result, the Fund is required to include in gross income for  U.S. federal income tax purposes all of the Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income will be “subpart F income.” The Fund’s recognition of the Subsidiary’s “subpart F income” will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.
Tax Consequences of Certain Investments. The following summary of the tax consequences of certain types of investments applies to the Fund and the Portfolio, as appropriate. References below to “the Fund” are to any Fund or Portfolio that can engage in the particular practice as described in the prospectus or SAI.
Securities Acquired at Market Discount or with Original Issue Discount. Investment in securities acquired in zero coupon, deferred interest, payment-in-kind and certain other securities with original issue discount, generally may cause the Fund to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders. Generally any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security; alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security; and the rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

Lower Rated or Defaulted Securities. Investments in securities that are at risk of, or are in, default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.
Municipal Obligations. Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount on the obligations attributable to original issue discount) is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.
From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the  U.S. federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. As a result of any such future legislation, the availability of municipal obligations for investment by the Fund and the value of the securities held by it may be affected. It is possible that events occurring after the date of issuance of municipal obligations, or after the Fund’s acquisition of such an obligation, may result in a determination that the interest paid on that obligation is taxable, even retroactively.
If the Fund seeks income exempt from state and/or local taxes, information about such taxes is contained in an appendix to this SAI (see the table of contents on the cover page of this SAI).
Tax Credit Bonds. If the Fund holds, directly or indirectly, one or more tax credit bonds issued on or before December 31, 2017 (including Build America Bonds, clean renewable energy bonds and other qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.
Derivatives. The Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of Fund distributions.
Investments in “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All “section 1256 contracts” held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in “section 1256 contracts” closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund. Unless an election is made, net section 1256 gain or loss on forward currency contracts will be treated as ordinary income or loss.
Fund positions in index options that do not qualify as “section 1256 contracts” under the Code generally will be treated as equity options governed by Code Section 1234. Pursuant to Code Section 1234, if a written option expires unexercised, the premium received by the Fund is short-term capital gain to the Fund. If the Fund enters into a closing transaction with respect to a written option, the difference between the premium received and the amount paid to close out its position is short-term capital gain or loss. If an option written by the Fund that is not a “section 1256 contract” is cash settled, any resulting gain or loss will be short-term capital gain. For an option purchased by the Fund that is not a “section 1256 contract”, any gain or loss resulting from sale of the option will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If a put option written by the Fund is exercised and physically settled, the premium received is treated as a reduction in the amount paid to acquire the underlying securities, increasing the gain or decreasing the loss to be realized by the Fund upon sale of the securities. If a call option written by the Fund is exercised and physically settled, the premium received is included in the sale proceeds, increasing the gain or decreasing the loss realized by the Fund at the time of option exercise.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.
Short Sales. In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered.
Constructive Sales. The Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract, or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment include interests (including options and forward contracts and short sales) in stock and certain other instruments. Constructive sale treatment does not apply if the transaction is closed out not later than thirty days after the end of the taxable year in which the transaction was initiated, and the underlying appreciated securities position is held  unhedged for at least the next sixty days after the hedging transaction is closed.
Gain or loss on a short sale will generally not be realized until such time as the short sale is closed. However, as described above in the discussion of constructive sales, if the Fund holds a short sale position with respect to securities that has appreciated in value, and it then acquires property that is the same as or substantially identical to the property sold short, the Fund generally will recognize gain on the date it acquires such property as if the short sale were closed on such date with such property. Similarly, if the Fund holds an appreciated financial position with respect to securities and then enters into a short sale with respect to the same or substantially identical property, the Fund generally will recognize gain as if the appreciated financial position were sold at its fair market value on the date it enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to these constructive sale rules will be determined as if such position were acquired on the date of the constructive sale.
Foreign Investments and Currencies. The Fund’s investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease the Fund’s income on such securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty, if any. If more than 50% of the value of the Fund’s assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund or Portfolio, if applicable, to foreign countries. If the election is made, shareholders  will include in gross income from foreign sources their pro rata share of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund or Portfolio, if applicable, may be subject to certain limitations imposed by the Code (including a holding period requirement applied at the Fund level, shareholder level and, if applicable, Portfolio level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, the Fund or Portfolio, if applicable, must own a dividend-paying stock for more than 15 days during the 31-day period beginning 15 days prior to the ex-dividend date in order to pass through to shareholders a credit or deduction for any foreign withholding tax on a dividend paid with respect to such stock. Likewise, shareholders must hold their Fund shares (without protection from risk or loss) on the ex-dividend date and for at least 15 additional days during the 31-day period beginning 15 days prior to the ex-dividend date to be eligible to claim the foreign tax credit or deduction with respect to a given dividend. Shareholders who do not itemize deductions on their U.S. federal income tax returns may claim a credit (but not a deduction) for such taxes. Individual shareholders  subject to the U.S. federal alternative minimum tax (“AMT”) may not deduct such taxes for AMT purposes.
Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss.
Investments in PFICs could subject the Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”. If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if the Fund were to make a mark-to-market election with respect to a PFIC, the Fund would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. This election must be made separately for each PFIC, and once made, would be effective for all subsequent taxable years unless revoked with the consent of the IRS. The Fund may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, the Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.
U.S. Government Securities. Distributions paid by the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not distributions of capital gains realized upon the disposition of such obligations) may be exempt from state and local income taxes. The Fund generally intends to advise shareholders of the extent, if any, to which its distributions consist of such interest. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.
Real Estate Investment Trusts (“REITs”). Any investment by the Fund in equity securities of a REIT qualifying as such under Subchapter M of the Code may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.
Distributions by the Fund to its shareholders that the Fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a U.S. federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a  RIC from REITs, to the extent such dividends are properly reported as such by the RIC in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.
Subject to any future regulatory guidance to the contrary, any distribution of income attributable to qualified publicly traded partnership income from the Fund’s investment in a qualified publicly traded partnership will not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such qualified publicly traded partnership interest directly.
Inflation-Indexed Bonds. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income (see “Securities Acquired at Market Discount or with Original Issue Discount” above). Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital (see “Taxation of Fund Shareholders” below).
Taxation of Fund Shareholders. Subject to the discussion of distributions of tax-exempt income below, Fund distributions of investment income and net gains from investments held for one year or less will be taxable as ordinary income. Fund distributions of net gains from investments held for more than one year and that are properly reported by the Fund as capital gain dividends are generally taxable as long-term capital gains. The IRS and the Department of the Treasury have issued regulations that impose special rules in respect of capital gain dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code. Taxes on distributions of capital gains are determined by how long the Fund or, if applicable, the Portfolio owned (or is treated as having owned) the investments that generated the gains, rather than how long a shareholder has owned his or her shares in the Fund. Dividends and distributions on the Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they are made out of the Fund’s earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.
Distributions paid by the Fund during any period may be more or less than the amount of net investment income and capital gains actually earned during the period. If the Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares. A shareholder’s tax basis cannot go below zero and any return of capital in excess of a shareholder’s tax basis will be treated as capital gain.

Ordinarily, shareholders are required to take taxable distributions by the Fund into account in the year in which the distributions are made. However, for U.S. federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than in the year paid.
The amount of distributions payable by the Fund may vary depending on general economic and market conditions, the composition of investments, current management strategy and Fund operating expenses. The Fund will inform shareholders of the tax character of distributions annually to facilitate shareholder tax reporting.
The Fund may elect to retain its net capital gain, in which case the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at regular corporate tax rates. In such a case, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit. The Fund is not required to, and there can be no assurance the Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
Any Fund distribution, other than dividends that are declared by the Fund on a daily basis, will have the effect of reducing the per share net asset value of Fund shares by the amount of the distribution. If a shareholder buys shares when the Fund has unrealized or realized but not yet distributed ordinary income or capital gains, the shareholder will pay full price for the shares and then may receive a portion back as a taxable distribution even though such distribution may economically represent a return of the shareholder’s investment.
Tax-Exempt Income. Distributions by the Fund of net tax-exempt interest income that are properly reported as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income for U.S. federal income tax purposes under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular  U.S. federal income tax under Code Section 103(a). Interest on certain municipal obligations may be taxable for purposes of the U.S. federal AMT for non-corporate taxpayers and for state and local purposes. Fund shareholders are required to report tax-exempt interest on their U.S. federal income tax returns.
Exempt-interest dividends received from the Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to U.S. federal income tax. Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares that distributes exempt-interest dividends will not be deductible for U.S. federal income tax purposes in proportion to the percentage that the Fund’s distributions of exempt-interest dividends bears to all of the Fund’s distributions, excluding properly reported capital gain dividends. If a shareholder receives exempt-interest dividends with respect to any Fund share and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. Furthermore, a portion of any exempt-interest dividend paid by the Fund that represents income derived from certain revenue or private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. In addition, the receipt of exempt-interest dividends from the Fund may affect a foreign corporate shareholder’s U.S. federal “branch profits” tax liability and the U.S. federal “excess net passive income” tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to a U.S. federal AMT, the U.S. federal “branch profits” tax, or the U.S. federal “excess net passive income” tax.
Qualified Dividend Income. “Qualified dividend income” received by an individual is generally taxed at the rates applicable to long-term capital gain. In order for a dividend received by Fund shareholders to be qualified dividend income, the Fund or, if applicable, the Portfolio must meet holding period and other requirements with respect to the dividend-paying stock in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s  shares. A dividend will not be treated as qualified dividend income (at the Fund, Portfolio or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the U.S.) or (b) treated as a PFIC. Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, also do not qualify to be treated as qualified dividend income. In general, distributions of investment income properly reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than properly reported capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain with respect to the sale of stocks and securities included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.
Dividends-Received Deduction for Corporations. A portion of distributions made by the Fund which are derived from dividends from U.S. corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days (more than 90 days in the case of certain preferred stock) during the 91-day period beginning 45 days before the ex-dividend date (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or if the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, also do not qualify for the DRD.
Recognition of Unrelated Business Taxable Income by Tax-Exempt Shareholders. Under current law, tax-exempt investors generally will not recognize unrelated business taxable income (“UBTI”) from distributions from the Fund. Notwithstanding the foregoing, a tax-exempt shareholder could recognize UBTI if shares in the Fund constitute debt-financed property in the hands of a tax-exempt shareholder within the meaning of Code section 514(b). In addition, certain types of income received by the Fund from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders   such excess inclusion income may: (1) constitute income taxable as UBTI for those shareholders   who would otherwise be tax-exempt such as individual retirement accounts, employer sponsored retirement plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for foreign  shareholders even from certain tax treaty countries; and (4) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.
Sale, Redemption or Exchange of Fund Shares. Generally, upon the sale, redemption or (if permitted) exchange of Fund shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s adjusted basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in a shareholder’s hands, and generally will be long-term capital gain or loss if the shares are held for more than one year, and short-term capital gain or loss if the shares are held for one year or less.
Any loss realized upon the sale or other disposition of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any Fund distributions of capital gain dividends with respect to such shares. In addition, all or a portion of a loss realized on a sale or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the date of sale or other disposition of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired. See the prospectus for information regarding any permitted exchange of Fund shares.
Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) on or before January 31 of the following calendar year pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to a shareholder’s tax basis in some or all of any other shares acquired.
Applicability of Medicare Contribution Tax. The Code imposes a 3.8% Medicare contribution tax on the net investment income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over certain threshold amounts. Net investment income includes, among other things, interest, dividends and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income.
Back-Up Withholding for  U.S. Shareholders. Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of U.S. federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges). An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.
Taxation of Foreign Shareholders. In general, dividends (other than capital gain dividends, interest-related dividends, short-term capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person” or “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate, if any). The withholding tax does not apply to regular dividends paid to a foreign person who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to  U.S. federal income tax as if the foreign person were a U.S. shareholder. A  non-U.S. corporation receiving effectively connected dividends may also be subject to an additional U.S. federal “branch profits tax” imposed at a rate of 30% (or lower applicable treaty rate, if any). A foreign person who fails to provide an IRS Form W-8BEN, IRS Form W-8BEN-E, or other applicable form may be subject to backup withholding at the appropriate rate. A foreign shareholder will generally be exempt from  U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of the Fund, capital gain dividends, short-term capital gain dividends, interest-related dividends, exempt-interest dividends and amounts retained by the Fund that are reported as undistributed capital gains.
Properly reported dividends are generally exempt from  U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s net long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign shareholder will need to comply with applicable certification requirements relating to its  non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E, or substitute form). In the case of shares held through an intermediary, the intermediary could withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
Distributions that the Fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% (or lower applicable treaty rate, if any) withholding by the Fund and will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 21% withholding tax and could subject the foreign shareholder to U.S. filing requirements. The rules described in this paragraph, other than the withholding rules, will apply notwithstanding the Fund’s participation or a foreign shareholder’s participation in a wash sale transaction or the payment of a substitute dividend.
Additionally, if the Fund’s direct or indirect interests in  U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund could be subject to the 21% withholding tax and U.S. filing requirements unless the foreign person had not held more than 5% of the Fund’s outstanding shares at any time during the one year period ending on the date of the redemption.
The same rules apply with respect to distributions to a foreign shareholder from the Fund and redemptions of a foreign shareholder’s interest in the Fund attributable to a REIT’s distribution to the Fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels.
Provided that 50% or more of the value of the Fund’s stock is held by  U.S. shareholders, distributions of  U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and the Fund has held 5% or less of the outstanding shares of the corporation during the shorter of the period that the Fund has held such shares or the  five-year period ending on the date of distribution), in redemption of a foreign shareholder’s shares of the Fund will cause the Fund to recognize gain. If the Fund is required to recognize gain, the amount of gain recognized will be equal to the fair market value of such interests over the Fund’s adjusted basis to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.
In the case of foreign non-corporate shareholders, the Fund may be required to backup withhold  U.S. federal income tax on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Fund with proper notification of their foreign status.
Shares of the Fund held by a foreign shareholder at death will be considered situated within the United States and subject to the U.S. estate tax.
Compliance with  FATCA. A 30% withholding tax is imposed on U.S.-source dividends, interest and other income items, including those paid by the Fund, paid to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. If a payment by the Fund is subject to withholding under FATCA, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., dividends attributable to qualified net interest income and dividends attributable to tax-exempt interest income). The IRS and the Department of the Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gain dividends the Funds pays. To avoid withholding, foreign financial institutions will need to either enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders or, in the event that an applicable intergovernmental agreement and implementing legislation are adopted, agree to provide certain information to other revenue authorities for transmittal to the IRS. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply or agree to provide certain information to other revenue authorities for transmittal to the IRS. Foreign shareholders  should consult their own tax advisors regarding the possible implications of these requirements on their investment in the Fund.
Requirements of IRS Form 8886. Under  U.S. Treasury regulations, if a shareholder realizes a loss on disposition of the Fund’s shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years for an individual shareholder or at least $10 million in any single taxable year or $20 million in any combination of taxable years for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders   of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.
Tax Treatment of Variable Annuity/Variable Life Insurance Funding Vehicles. Special rules apply to insurance company separate accounts and the Funds (the “Variable Funds”) in which such insurance company separate accounts invest. For  U.S. federal income tax purposes, the insurance company separate accounts that invest in a Variable Fund will be treated as receiving the income from the Variable Fund’s distributions to such accounts, and holders of variable annuity contracts or variable life insurance policies (together, “Variable Contracts”) generally will not be taxed currently on income or gains realized with respect to such contracts, provided that certain diversification and “investor control” requirements are met. In order for owners of Variable Contracts to receive such favorable tax treatment, diversification requirements in Section 817(h) of the Code (“Section 817(h)”) must be satisfied. To determine whether such diversification requirements are satisfied, an insurance company that offers Variable Contracts generally may “look through” to the assets of a RIC in which it owns shares (the “Underlying Fund”) if, among other requirements, (1) all the shares of the Underlying Fund are held by segregated asset accounts of insurance companies and (2) public access to such shares is only available through the purchase of a variable contract, in each case subject to certain limited exceptions. This provision permits a segregated asset account to invest all of its assets in shares of a single Underlying Fund without being considered nondiversified, provided that the Underlying Fund meets the Section 817(h) diversification requirements. This “look through” treatment typically increases the diversification of the account, because a portion of each of the assets of the Underlying Fund is considered to be held by the segregated asset account. Because each Variable Fund expects that this look-through rule will apply in determining whether the Section 817(h) diversification requirements are satisfied with respect to the variable contracts invested in the insurance company separate accounts that own shares in the Underlying Fund, each Variable Fund intends to comply with the Section 817(h) diversification requirements. If a Variable Fund failed to qualify as a RIC, the insurance company separate accounts investing in the Variable Fund would no longer be permitted to look through to the Variable Fund’s investments and, thus, would likely fail to satisfy the Section 817(h) diversification requirements.
A Variable Fund can generally satisfy the Section 817(h) diversification requirements in one of two ways. First, the requirements will be satisfied if each Variable Fund invests not more than 55 percent of the total value of its assets in the securities of a single issuer; not more than 70 percent of the value of its total assets in the securities of any two issuers; not more than 80 percent of the value of its total assets in the securities of any three issuers; and not more than 90 percent of the value of its total assets in the securities of any four issuers. Alternatively, the diversification requirements will be satisfied with respect to Variable Fund shares owned by insurance companies as investments for variable contracts if (i) no more than 55 percent of the value of the Variable Fund’s total assets consists of cash, cash items (including receivables), U.S. Government securities, and securities of other RICs, and (ii) the Variable Fund satisfies the additional diversification requirements for qualification as a RIC under Subchapter M of the Code discussed above. For purposes of the Section 817(h) diversification rule, all securities of the same issuer are considered a single investment. In the case of government securities, each United States government agency or instrumentality is generally treated as a separate issuer. In addition, to the extent any security is guaranteed or insured by the U.S. or an instrumentality of the U.S., it will be treated as having been issued by the U.S. or the instrumentality, as applicable.
A Variable Fund will be considered to be in compliance with the Section 817(h) diversification requirements if it is adequately diversified on the last day of each calendar quarter.  A Variable Fund that meets the diversification requirements as of the close of a calendar quarter will not be considered  nondiversified in a subsequent quarter because of a discrepancy between the value of its assets and the diversification requirements unless the discrepancy exists immediately after the acquisition of any asset and is attributable, in whole or in part, to such acquisition.
If the segregated asset account investing in the Variable Fund is not adequately diversified at the required time and the correction procedure described below is not available, a Variable Contract based on the account during the specified time will not be treated as an annuity or life insurance contract within the meaning of the Code and all income accrued on the Variable Contract for the current and all prior taxable years will be subject to current  U.S. federal taxation at ordinary income rates to the holders of such contracts. The Variable Contract will also remain subject to current taxation for all subsequent tax periods regardless of whether the Fund or separate account becomes adequately diversified in future periods.

In certain circumstances, an inadvertent failure to satisfy the Section 817(h) diversification requirements can be corrected, but generally will require the payment of a penalty to the IRS. The amount of such penalty will be based on the tax the contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure also could result in adverse tax consequences for the insurance company issuing the contracts.
In addition to the Section 817(h) diversification requirements, “investor control” limitations also are imposed on owners of Variable Contracts. The IRS has issued rulings addressing the circumstances in which a Variable Contract holder’s control of the investments of the insurance company separate account may cause the holder, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the holder is considered the owner of the securities underlying the separate account, income, and gains produced by those securities would be included currently in the holder’s gross income. In determining whether an impermissible level of investor control is present, one factor the IRS considers is whether a Variable Fund’s investment strategies are sufficiently broad to prevent a Variable Contract holder from being deemed to be making particular investment decisions through its investment in the separate account. For this purpose, current IRS guidance indicates that typical fund investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad. Most, although not necessarily all, of the Variable Funds have objectives and strategies that are not materially narrower than the investment strategies held not to constitute an impermissible level of investor control in recent IRS rulings (such as large company stocks, international stocks, small company stocks, mortgage-backed securities, money market securities, telecommunications stocks, and financial services stocks).
The above discussion addresses only one of several factors that the IRS considers in determining whether a Variable Contract holder has an impermissible level of investor control over a separate account. Variable Contract holders should consult with their own tax advisors, as well as the prospectus relating to their particular Variable Contract, for more information concerning this investor control issue.
In the event that there is a legislative change or the IRS or Treasury Department issues rulings, regulations, or other guidance, there can be no assurance that a Variable Fund will be able to operate as currently described, or that a Variable Fund will not have to change its investment objective or investment policies. While a Variable Fund’s investment objective is fundamental and may be changed only by a vote of a majority of its outstanding shares, the investment policies of the Variable Funds may be modified as necessary to prevent any prospective rulings, regulations, or legislative change from causing Variable Contract owners to be considered the owners of the shares of a Variable Fund.
For a discussion of the tax consequences to owners of Variable Contracts of Variable Fund distributions to insurance company separate accounts, please see the prospectus provided by the insurance company for your Variable Contract. Because of the unique tax status of Variable Contracts, you also should consult your tax advisor regarding the tax consequences of owning Variable Contracts under the  U.S. federal, state, and local tax rules that apply to you.
Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.
Changes in Taxation. The taxation of the Fund, the Portfolio (if any), the Subsidiary (if any) and shareholders may be adversely affected by future legislation,  U.S. Treasury regulations, IRS revenue procedures and/or guidance issued by the IRS.
PORTFOLIO SECURITIES TRANSACTIONS
Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, or other financial intermediary (each an “intermediary”), are made by the investment adviser. Each Fund is responsible for the expenses associated with its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with one or more intermediaries. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices that in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, which may include, without limitation, the full range and quality of the intermediary’s services, responsiveness of the intermediary to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the intermediary, the reputation, reliability, experience and financial condition of the intermediary, the value and quality of the services rendered by the intermediary in this and other transactions, and the amount of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for each  Fund and is otherwise in compliance with applicable law. The investment adviser may engage in portfolio transactions with an intermediary that sells shares of Eaton Vance  funds, provided such transactions are not directed to that intermediary as compensation for the promotion or sale of such shares.
The investment adviser is an “affiliated person,” as defined in the 1940 Act, of Morgan Stanley and its affiliates, including certain intermediaries (as previously defined). As a result, the investment adviser is subject to certain restrictions regarding transactions with Morgan Stanley-affiliated intermediaries, as set forth in the 1940 Act. Under certain circumstances, such restrictions may limit the investment adviser’s ability to place portfolio transactions on behalf of each Fund at the desired time or price. Any transaction the investment adviser enters into with a Morgan Stanley-affiliated intermediary on behalf of each  Fund will be done in compliance with applicable laws, rules, and regulations; will be subject to any restrictions contained in each  Fund’s investment advisory agreement; will be subject to the investment adviser’s duty to seek best execution; and, will comply with any applicable policies and procedures of the investment adviser, as described below.
Subject to the overriding objective of obtaining the best execution of orders and applicable rules and regulations, as described above, each Fund may use an affiliated intermediary, including a Morgan Stanley-affiliated intermediary, to effect Fund portfolio transactions, including transactions in futures contracts and options on futures contracts, under procedures adopted by the Board. In order to use such affiliated intermediaries, each  Fund’s Board must approve and periodically review procedures reasonably designed to ensure that commission rates and other remuneration paid to the affiliated intermediaries are fair and reasonable in comparison to those of other intermediaries for comparable transactions involving similar securities being purchased or sold during a comparable time period.
Pursuant to an order issued by the SEC, each Fund is permitted to engage in principal transactions in money market instruments, subject to certain conditions, with Morgan Stanley & Co. LLC, a broker-dealer affiliated with Morgan Stanley. Since March 1, 2021 (the date Morgan Stanley acquired Eaton Vance), each  Fund did not effect any principal transactions with any broker-dealer affiliated with Morgan Stanley.
Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets including transactions in fixed-income securities which are generally purchased and sold on a net basis (i.e., without commission) through intermediaries and banks acting for their own account rather than as brokers. Such intermediaries attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. Fixed-income transactions may also be transacted directly with the issuer of the obligations. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to intermediaries who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser as permitted by applicable law.
Pursuant to the safe harbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended (“Section 28(e)”) and to the extent permitted by other applicable law, a broker or dealer who executes a portfolio transaction on behalf of the investment adviser client  may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. “Research Services” as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e) and other applicable law. Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services,  and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer, to the extent permitted by applicable law. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and, to the extent permitted by applicable law, may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients. The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings, when permitted under applicable law.
Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research.” Except for trades executed in jurisdictions where such consideration is not permissible, the investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. In jurisdictions where permissible, the investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements”

(both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade. Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs. The investment adviser may enter into CCA arrangements with a number of broker-dealers and other firms, including certain affiliates of the investment adviser. The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) and other applicable law.
The EU’s Markets in Financial Instruments Directive II (“MiFID II”), which became effective January 3, 2018, requires investment advisers regulated under MiFID II to pay for research services separately from trade execution services, either through their own resources or a research payment account funded by a specific charge to a client. Following its withdrawal from the EU, the United Kingdom adopted many of the provisions of MiFID II, and investment managers in the United Kingdom are required to comply with certain MiFID II equivalent requirements in accordance with rules and guidance issued by the Financial Conduct Authority.
Although the investment adviser is not directly subject to the provisions of  MiFID II, certain of its affiliated advisers are subject to MiFID II or equivalent requirements under the law of the United Kingdom, such as Morgan Stanley Investment Management Limited and Eaton Vance Advisers International Ltd (collectively, the “Affiliated Advisers”); accordingly, as applicable, the investment adviser makes a reasonable valuation and allocation of the cost of research services as between MiFID II client accounts and other accounts that are able to participate in CCAs, and the Affiliated Advisers will pay for research services received with respect to MiFID II client accounts from its own resources.
The investment companies sponsored by the investment adviser or certain of its affiliates also may allocate brokerage commissions  to acquire information relating to the performance, fees and expenses of such companies and other investment companies, which information is used by the members of the Board of such companies to fulfill their responsibility to oversee the quality of the services provided to various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.
Securities considered as investments for each Fund may also be appropriate for other investment accounts managed by the investment adviser or certain of its affiliates. Whenever decisions are made to buy or sell securities by each Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where each Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to each Fund from time to time, it is the opinion of the members of the Board that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.
The following table shows brokerage commissions paid during the periods specified in the table, as well as the amount of Fund security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates (see above), and the commissions paid in connection therewith. The Fund did not pay any brokerage commissions to affiliated brokers during the past three fiscal years.

	Brokerage Commissions Paid for the Fiscal Year Ended			Amount of Transactions Directed to Firms Providing Research	Commissions Paid on Transactions Directed to Firms Providing Research
Fund	August 31, 2025	August 31, 2024	August 31, 2023	August 31, 2025	August 31, 2025
Eaton Vance All Asset Strategy Fund	$94,383	$171,703[1]	$91,855	$362,979,971	$66,053
Eaton Vance Equity Strategy Fund	$209,700	$200,603	$176,357	$868,979,111	$187,398
1	Brokerage commissions paid for the period were higher due to more frequent trading due to market opportunities.

During the fiscal year ended August 31, 2025, eachFund  held securities of  its  “regular brokers or dealers,” as that term is defined in Rule 10b-1 of the 1940 Act, and the value of such securities as of each Fund’s fiscal year end was as follows:

Fund	Regular Broker or Dealer (or Parent)	Aggregate Value
Eaton Vance All Asset Strategy Fund	JPMorgan Chase & Co.	$1,358,199
	Bank of America Corp.	$670,884
	Goldman Sachs Group, Inc.	$408,397
	HSBC Holdings PLC	$388,317
	Citigroup, Inc.	$319,357
	Charles Schwab Corp.	$310,426
Eaton Vance Equity Strategy Fund	JPMorgan Chase & Co.	$4,143,922
	Bank of America Corp.	$2,046,699
	Goldman Sachs Group, Inc.	$1,244,568
	HSBC Holdings PLC	$1,184,652
	Citigroup, Inc.	$974,198
	Charles Schwab Corp.	$947,187
POTENTIAL CONFLICTS OF INTEREST
As a diversified global financial services firm, Morgan Stanley, the parent company of the investment adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of a Fund or Portfolio, if applicable, (collectively for the purposes of this section, “Fund” or “Funds”). Morgan Stanley advises clients and sponsors, manages or advises other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses sponsored, managed, or advised by the investment adviser or one of its investment adviser affiliates, the  ‘‘Affiliated Investment Accounts’’) with a wide variety of investment objectives that in some instances may overlap or conflict with a Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley, the investment adviser and/or the investment adviser’s investment adviser affiliates may also from time to time create new or successor Affiliated Investment Accounts that may compete with a Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. The conflicts herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests the investment adviser or its affiliates may have now or in the future. Conflicts of interest not described below may also exist. References to the investment adviser in this section include a Fund’s affiliated sub-adviser (if any) unless otherwise noted.
The discussions below with respect to actual, apparent and potential conflicts of interest may be applicable to or arise from the Affiliated Investment Accounts managed by the investment adviser’s investment adviser affiliates whether or not specifically identified.
Material Non-Public and Other Information. It is expected that confidential or material non-public information regarding an investment or potential investment opportunity may become available to the investment adviser. If such information becomes available, the investment adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or disposition opportunity including for an extended period of time.  The investment adviser may also from time to time be subject to contractual ‘‘stand-still’’ obligations and/or confidentiality obligations that may restrict its ability to transact in certain investments on a Fund’s behalf. In addition, the investment adviser may be precluded from disclosing such information to an investment team, even in circumstances in which the information would be beneficial if disclosed. Therefore, the investment team may not be provided access to material non-public information in the possession of Morgan Stanley that might be relevant to an investment decision to be made on behalf of a Fund, and the investment team may initiate a transaction or sell an investment that, if such information had been known to it, may not have been undertaken. In addition, certain members of the investment team may be  recused from certain investment-related discussions so that such members do not receive information that would limit their ability to perform functions of their employment with the investment adviser or its affiliates unrelated to that of a Fund. Furthermore, access to information held by certain parts of Morgan Stanley may be subject to third party confidentiality obligations and to information barriers established by Morgan Stanley designed to manage potential conflicts of interest and regulatory restrictions, including, without limitation, joint transaction restrictions pursuant to the 1940 Act. Accordingly, the investment adviser’s ability to source investments from,   or invest alongside, other business units within Morgan Stanley may be limited and there can be no assurance that the investment adviser will be able to source any investments from any one or more parts of the Morgan Stanley network.

The investment adviser may restrict its investment decisions and activities on behalf of the Funds in various circumstances, including because of applicable regulatory requirements or information held by the investment adviser, the investment adviser’s investment adviser affiliates or Morgan Stanley. The investment adviser might not engage in transactions or other activities for, or enforce certain rights in favor of, a Fund due to Morgan Stanley’s activities outside the Funds. Furthermore, Morgan Stanley could have an interest that is different from, and potentially adverse to, that of the Fund, which may impede the Fund from participating in certain opportunities. In instances where trading of an investment is restricted, the investment adviser may not be able to purchase or sell such investment on behalf of a Fund including for an extended period of time, resulting in a Fund’s inability to participate in certain desirable transactions. This inability to buy or sell an investment could have an adverse effect on a Fund’s portfolio due to, among other things, changes in an investment’s value during the period its trading is restricted.
Morgan Stanley has established certain information barriers and other policies designed to address the sharing of information between different businesses within Morgan Stanley. As a result of information barriers, the investment adviser, in certain instances, will not have access, or will have limited access, to certain information and personnel in other areas of Morgan Stanley and, in such instances,  will not manage the Funds with the benefit of the information held by such other areas. Morgan Stanley, due to its access to and knowledge of funds, markets and securities based on its various businesses, may make decisions based on information or take (or refrain from taking) actions with respect to interests in investments of the kind held (directly or indirectly) by the Funds in a manner that may be adverse to the Fund, and will not have any obligation or other duty to share information with the investment adviser.
In other instances, Morgan Stanley personnel, including personnel of the investment adviser, will have access to information and personnel of its affiliates. For example, the investment adviser may, in certain instances, share information with its affiliates regarding due diligence of companies and other investment-related due diligence. The investment adviser may face conflicts of interest in determining whether to engage in the sharing of information with its affiliates. Information sharing may limit or restrict the ability of the investment adviser to engage in or otherwise effect transactions on behalf of the Funds (including purchasing or selling securities that the investment adviser may otherwise have purchased or sold for a Fund in the absence of the sharing of information). Also, it may adversely affect a Fund’s investments, ability to invest in, or divest from, a company or engage in transactions or otherwise disadvantage a Fund. In managing conflicts of interest that arise because of the foregoing, the investment adviser generally will be subject to fiduciary requirements. The investment adviser may also implement internal information barriers or ethical walls or other internal information sharing protocols, and the conflicts described herein with respect to information barriers and otherwise with respect to Morgan Stanley and the investment adviser will also apply internally within the investment adviser. As a result, a Fund may not be permitted to transact in (e.g., dispose of a security in whole or in part) during periods when it otherwise would have been desirable and able to do so, which could adversely affect a Fund. Other investors in the security that are not subject to such restrictions may be able to transact in the security during such periods. There may also be circumstances in which, as a result of information held by certain portfolio management teams in the investment adviser, the investment adviser limits an activity or transaction for a Fund, including if a Fund is managed by a portfolio management team other than the team holding such information.
Morgan Stanley and its personnel will not be under any obligation or other duty to share certain information with the investment adviser or personnel involved in decision-making for Affiliated Investment Accounts (including the Funds), as applicable, and the investment adviser may make investment decisions for a Fund that differ from those the investment adviser would have made if Morgan Stanley, or other parts, of the investment adviser had provided such information, and the Fund be disadvantaged as a result thereof. Additionally, different portfolio management teams within the investment adviser may make decisions based on information or take (or refrain from taking) actions with respect to Affiliated Investment Accounts they advise in a manner different than or adverse to the Funds.
Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the investment adviser and its investment teams, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of a Fund or its shareholders. An investment team may have obligations to Affiliated Investment Accounts managed by both the investment adviser and one or more of the investment adviser’s investment adviser affiliates.  A Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an investment team may face conflicts in the allocation of investment opportunities among a Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the investment adviser or its investment adviser affiliates. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the investment adviser to favor such other accounts.
Morgan Stanley currently invests and plans to continue to invest on its own behalf and on behalf of its Affiliated Investment Accounts in a wide variety of investment opportunities globally. Morgan Stanley and its Affiliated Investment Accounts, to the extent consistent with applicable law and policies and procedures, will be permitted to invest in investment opportunities without making such opportunities available to a Fund. Subject to the foregoing, Morgan Stanley may offer investments that fall into the investment objectives of an Affiliated Investment Account to such account or make such investment on its own behalf, even though such investment also falls within a Fund’s investment objectives. A Fund may invest in opportunities that Morgan Stanley and/or one or more Affiliated Investment Accounts has declined, and vice versa. All of the foregoing may reduce the number of investment opportunities available to a Fund and may create conflicts of interest in allocating investment opportunities. Investors should note that the conflicts inherent in making such allocation decisions may not always be resolved to a Fund’s advantage. There can be no assurance that a Fund will have an opportunity to participate in certain opportunities that fall within their investment objectives. The interests of Morgan Stanley in an investment or a company may present certain conflicts of interest with respect to an investment by a Fund in the same investment or a Fund’s participation in a transaction with such company.
To the extent the investment adviser utilizes quantitative models or risk management or optimization investment techniques, the decision on when to initiate a purchase or sale transaction may differ, and be done for different reasons, than the investment adviser or its affiliates take on Affiliated Investment Accounts take on the same securities when not utilizing such techniques. This could create conflicts of interest, and it is possible that one or more accounts managed by the investment adviser will achieve investment results that are substantially more or less favorable than those results achieved by a Fund.
To seek to reduce potential conflicts of interest and to attempt to allocate such investment opportunities in a fair and equitable manner, the investment adviser has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of the investment adviser, including the Fund, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duties of the investment adviser. Each client of the investment adviser that is subject to the allocation policies and procedures, including each Fund, is assigned an investment team and portfolio manager(s) by the investment adviser. The investment team and portfolio managers review investment opportunities and will decide with respect to the allocation of each opportunity considering various factors and in accordance with the allocation policies and procedures. The allocation policies and procedures are subject to change. Investors should note that the conflicts inherent in making such allocation decisions may not always be resolved to the advantage of a Fund.
It is possible that Morgan Stanley or an Affiliated Investment Account, including another Eaton Vance Fund, will invest in or advise (in the case of Morgan Stanley)  a company that is or becomes a competitor of a company of which a Fund holds an investment. Such investment could create a conflict between the Fund, on the one hand, and Morgan Stanley or the Affiliated Investment Account, on the other hand. In such a situation, Morgan Stanley may also have a conflict in the allocation of its own resources to the portfolio investment. Furthermore, certain Affiliated Investment Accounts will be focused primarily on investing in other funds which may have strategies that overlap and/or directly conflict and compete with a Fund.
In addition, certain investment professionals who are involved in a Fund’s activities remain responsible for the investment activities of other Affiliated Investment Accounts managed by the investment adviser and its affiliates, and they will devote time to the management of such investments and other newly created Affiliated Investment Accounts (whether in the form of funds, separate accounts or other vehicles), as well as their own investments. In addition, in connection with the management of investments for other Affiliated Investment Accounts, members of Morgan Stanley and its affiliates may serve on the boards of directors of or advise companies which may compete with a Fund’s portfolio investments. Moreover, these Affiliated Investment Accounts managed by Morgan Stanley and its affiliates may pursue investment opportunities that may also be suitable for a Fund.
It should be noted that Morgan Stanley may, directly or indirectly, make large investments in certain of its Affiliated Investment Accounts, and accordingly Morgan Stanley’s investment in a Fund may not be a determining factor in the outcome of any of the foregoing conflicts. Nothing herein restricts or in any way limits the activities of Morgan Stanley, including its ability to buy or sell interests in, or provide financing to, equity and/or debt instruments, funds or portfolio companies, for its own accounts or for the accounts of Affiliated Investment Accounts or other investment funds or clients in accordance with applicable law.
Different clients of the investment adviser and its affiliates, including a Fund, may invest in (1) different classes of securities of the same issuer (including, without limitation, different parts of an issuer’s capital structure), depending on the respective clients’ investment objectives and policies and/or (2) the same class of securities of the same issuer while seeking different investment objectives or executing different investment strategies (such as long-term v. short-term investment horizons), and the investment adviser may face conflicts with respect to the interests involved. As a result, the investment adviser and its affiliates, at times, will seek to satisfy fiduciary obligations to certain clients owning one / the same class of securities of a particular issuer by pursuing or enforcing rights on behalf of those clients with respect to such (class of) securities, and those activities may have an adverse effect on another client which owns a different class of securities of such issuer. For example, if one client holds debt securities of an issuer and another client holds equity securities of the same issuer, if the issuer experiences financial or operational challenges, the investment adviser and its affiliates may seek a liquidation of the issuer on behalf of the client that holds the debt securities, whereas the client holding the equity securities may benefit from a reorganization of the issuer. Thus, in such situations, the actions taken by the investment adviser or its affiliates on behalf of one client can negatively impact securities held by another client. Alternatively, for example, if a client owns a security while seeking short-term capital appreciation that investment adviser may vote proxies or engage with the issuer (as applicable) in pursuit of that goal – which could negatively impact clients who hold the same security but are seeking long-term capital appreciation. These conflicts also exist as between the investment adviser’s clients, including a Fund, and the Affiliated Investment Accounts managed by the investment adviser’s investment adviser affiliates.
In addition, in certain circumstances, the investment adviser restricts, limits or reduces the amount of the Fund’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the Fund (potentially together with Morgan Stanley) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests.

The investment adviser and its affiliates may give advice and recommend securities to other clients which may differ from advice given to, or securities recommended or bought for, a Fund even though such other clients’ investment objectives may be similar to those of the Fund and the investment adviser may make decisions for a Fund that may be more beneficial to one type of shareholder than another.
The investment adviser and its affiliates manage long and short portfolios. The simultaneous management of long and short portfolios creates conflicts of interest in portfolio management and trading in that opposite directional positions may be taken in client accounts, including client accounts managed by the same investment team, and creates risks such as: (i) the risk that short sale activity could adversely affect the market value of long positions in one or more portfolios (and vice versa) and (ii) the risks associated with the trading desk receiving opposing orders in the same security simultaneously. The investment adviser and its affiliates have adopted policies and procedures that are reasonably designed to mitigate these conflicts. In certain circumstances, the investment adviser invests on behalf of itself in securities and other instruments that would be appropriate for, held by, or may fall within the investment guidelines of its clients, including a Fund. At times, the investment adviser may give advice or take action for its own accounts that differs from, conflicts with, or is adverse to advice given or action taken for any client.
From time to time, conflicts also arise due to the fact that certain securities or instruments may be held in some client accounts, including a Fund, but not in others, or that client accounts may have different amounts of holdings in certain securities or instruments. In addition, due to differences in the investment strategies or restrictions among client accounts, the investment adviser may take action with respect to one account that differs from the action taken with respect to another account. In some cases, a client account may compensate the investment adviser based on the performance of the securities held by that account or pay a higher overall fee rate. The existence of such a performance based fee or higher fee rates may create additional conflicts of interest for the investment adviser in the allocation of management time, resources and investment opportunities. The investment adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including, among other things, the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.
In addition, at times an investment team will give advice or take action with respect to the investments of one or more clients that is not given or taken with respect to other clients with similar investment programs, objectives, and strategies. Accordingly, clients with similar strategies will not always hold the same securities or instruments or achieve the same performance. The investment adviser’s investment teams also advise clients with conflicting programs, objectives or strategies. These conflicts also exist as between the investment adviser’s clients, including the Fund, and the Affiliated Investment Accounts managed by the investment adviser’s investment adviser affiliates.
From time to time, the investment adviser or its affiliates may provide opportunities to Affiliated Investment Accounts (including potentially a Fund) or other clients to make investments in companies (such as in equity, debt or other securities issued by companies) or to engage in transactions involving companies (such as refinancing, restructuring or other transactions) in which certain Affiliated Investment Accounts (including potentially a Fund) or other clients have already invested. These investments can create conflicts of interest, including those associated with the assets of a Fund potentially providing value to, or otherwise supporting the investments of, other Affiliated Investment Accounts or other clients and potentially diluting or otherwise adversely affecting a Fund previously invested in the company.
Morgan Stanley and its affiliates maintain separate trading desks that operate independently of each other and do not share information with the investment adviser. The Morgan Stanley  and affiliate trading desks may compete against the investment adviser trading desks when implementing buy and sell transactions, possibly causing certain Affiliated Investment Accounts to pay more or receive less for a security than other Affiliated Investment Accounts.
Investments by Separate Investment Departments. For the investment adviser and certain of its investment adviser affiliates, the entities and individuals that provide investment-related services can differ by client, investment function, or business line (each, an “Investment Department” and collectively, the “Investment Departments”). Nonetheless, Investment Departments (with certain exceptions) can engage in discussions and share information and resources with another Investment Department (or a team within the other Investment Department) regarding investment-related matters. The sharing of information and resources between the Investment Departments is designed to further increase the knowledge and effectiveness of each Investment Department. However, an investment team’s decisions as to the use of shared research and participation in discussions with another Investment Department could adversely impact a client. Certain investment teams within one Investment Department could make investment decisions and execute trades together with investment teams within other Investment Departments. Other investment teams make investment decisions and execute trades independently. This could cause the quality and price of execution, and the performance of investments and accounts, to vary. Internal policies and procedures set forth the guidelines under which securities and securities trades can be crossed, aggregated, and coordinated between accounts serviced by different Investment Departments. Internal policies and procedures take into consideration a variety of factors, including the primary market in which such security trades. If a security or securities trade is ineligible for crossing, aggregation, or other coordinated trading, then each Investment Department will execute such trades independently of the other.
Payments to Broker-Dealers and Other Financial Intermediaries. (For purposes of this Section, “investment adviser” refers to EVM  only). The investment adviser, EVD and/or their affiliates may pay compensation, out of their own funds and not as an expense of a Fund, to certain Financial Intermediaries (which may include affiliates of the investment adviser and EVD), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. For example, the investment adviser or EVD may pay additional compensation to a Financial Intermediary for, among other things, promoting the sale and distribution of Fund shares, providing access to various programs, mutual fund platforms or preferred or recommended mutual fund lists that may be offered by a Financial Intermediary, granting EVD access to a Financial Intermediary’s financial advisors and consultants, providing assistance in the ongoing education and training of a Financial Intermediary’s financial personnel, furnishing marketing support, maintaining share balances and/or for sub-accounting, recordkeeping, administrative, shareholder or transaction processing services. Such payments are in addition to any distribution fees, shareholder servicing fees and/or transfer agency fees that may be payable by a Fund. The additional payments may be based on various factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Morgan Stanley Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of the Fund and/or some or all other Morgan Stanley Funds), a Fund’s advisory fee, some other agreed upon amount or other measures as determined from time to time by the investment adviser and/or EVD. The amount of these payments may be different for different Financial Intermediaries. In certain cases, payments to broker-dealers and other Financial Intermediaries may be shared by and among the investment adviser, EVD and their affiliates.
The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation.
The additional compensation received by a given Financial Intermediary from the investment adviser and/or EVD may vary from the additional compensation received by the Financial Intermediary in respect of an Affiliated Investment Account managed by an affiliate of the investment adviser or principally underwritten by an affiliate of EVD. In such circumstances, differences in the prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of one Affiliated Investment Account over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation).
Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for a Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from and potentially adverse to that of a Fund. Furthermore, from time to time, the investment adviser or its affiliates may invest “seed” capital in a Fund, typically to enable the Fund to commence investment operations and/or achieve sufficient scale, as further described below. The investment adviser and its affiliates may hedge such seed capital exposure by investing in derivatives or other instruments expected to produce offsetting exposure. Such hedging transactions, if any, would occur outside of a Fund.
Morgan Stanley’s sales and trading, financing and principal investing businesses (whether or not specifically identified as such, and including Morgan Stanley’s trading and principal investing businesses) will not be required to offer any investment opportunities to a Fund. These businesses may encompass, among other things, principal trading activities as well as principal investing.
Morgan Stanley’s sales and trading, financing and principal investing businesses have acquired or invested in, and in the future may acquire or invest in, minority and/or majority control positions in equity or debt instruments of diverse public and/or private companies. Such activities may put Morgan Stanley in a position to exercise contractual, voting or creditor rights, or management or other control with respect to securities or loans of portfolio investments or other issuers, and in these instances Morgan Stanley may, in its discretion and subject to applicable law, act to protect its own interests or interests of clients, and not a Fund’s interests.
Subject to the limitations of applicable law, a Fund may purchase from or sell assets to, or make investments in, companies in which Morgan Stanley has or may acquire an interest, including as an owner, creditor or counterparty.
Morgan Stanley’s Investment Banking and Other Commercial Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions, restructuring, bankruptcy and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with a Fund and with respect to investments that a Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by a Fund. Morgan Stanley may give advice and provide recommendations to persons competing with a Fund and/or any of a Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments.

Morgan Stanley could be engaged in financial advising, whether on the buy-side or sell-side, or in financing or lending assignments that could result in Morgan Stanley’s determining in its discretion or being required to act exclusively on behalf of one or more third parties, which could limit a Fund’s ability to transact with respect to one or more existing or potential investments. Morgan Stanley may have relationships with third-party funds, companies or investors who may have invested in or may look to invest in portfolio companies, and there could be conflicts between a Fund’s best interests, on the one hand, and the interests of a Morgan Stanley client or counterparty, on the other hand.
To the extent that Morgan Stanley advises companies in financial restructurings outside of, prior to or after filing for protection under Chapter 11 of the U.S. Bankruptcy Code or similar laws in other jurisdictions, the investment adviser’s flexibility in making investments in such restructurings on a Fund’s behalf, or participating on steering committees and other committees in connection with existing investments, may be limited.
Morgan Stanley could provide investment banking services to competitors of portfolio companies, as well as to private equity and/or private credit funds; such activities may present Morgan Stanley with a conflict of interest vis-a-vis a Fund’s investment and may also result in a conflict in respect of the allocation of investment banking resources to portfolio companies.
To the extent permitted by applicable law, Morgan Stanley may provide a broad range of financial services to companies in which a Fund invests, including strategic and financial advisory services, interim acquisition financing and other lending and underwriting or placement of securities, and Morgan Stanley generally will be paid fees (that may include warrants or other securities) for such services. Morgan Stanley will not share any of the foregoing interest, fees and other compensation received by it (including, for the avoidance of doubt, amounts received by the investment adviser) with a Fund, and any advisory fees payable will not be reduced thereby.
Morgan Stanley may be engaged to act as a financial advisor to a company in connection with the sale of such company, or subsidiaries or divisions thereof, may represent potential buyers of businesses through its mergers and acquisition activities and may provide lending and other related financing services in connection with such transactions. Morgan Stanley’s compensation for such activities is usually based upon realized consideration and is usually contingent, in substantial part, upon the closing of the transaction. Under these circumstances, a Fund may be precluded from participating in a transaction with or relating to the company being sold or participating in any financing activity related to merger or acquisition.
The involvement or presence of Morgan Stanley in the investment banking and other commercial activities described above (or the financial markets more broadly) may restrict or otherwise limit investment opportunities that may otherwise be available to the Fund. For example, issuers may hire and compensate Morgan Stanley to provide underwriting, financial advisory, placement agency, brokerage services or other services and, because of limitations imposed by applicable law and regulation, a Fund may be prohibited from buying or selling securities issued by those issuers or participating in related transactions or otherwise limited in its ability to engage in such investments.
In addition, in situations where the investment adviser is required to aggregate its positions with those of other Morgan Stanley business units for position limit calculations, the investment adviser may have to refrain from making investments due to the positions held by other Morgan Stanley business units or their clients. There may be other situations where the investment adviser refrains from making an investment or refrains from taking certain actions related to the management of such investment due to, among other reasons, additional disclosure obligations, regulatory requirements, policies, and reputational risk, or the investment adviser may limit purchases or sales of securities in respect of which Morgan Stanley is engaged in an underwriting or other distribution capacity.
Morgan Stanley’s Marketing Activities. Morgan Stanley is engaged in the business of underwriting, syndicating, brokering, administering, servicing, arranging and advising on the distribution of a wide variety of securities and other investments in which a Fund may invest. Subject to the restrictions of the 1940 Act, including Sections 10(f) and 17(e) thereof, a Fund may invest in transactions in which Morgan Stanley acts as underwriter, placement agent, syndicator, broker, administrative agent, servicer, advisor, arranger or structuring agent and receives fees or other compensation from the sponsors of such products or securities. Any fees earned by Morgan Stanley in such capacity will not be shared with the investment adviser or the Fund. Certain conflicts of interest, in addition to the receipt of fees or other compensation, would be inherent in these transactions. Moreover, the interests of one of Morgan Stanley’s clients with respect to an issuer of securities in which a Fund has an investment may be adverse to the investment adviser’s or a Fund’s best interests. In conducting the foregoing activities, Morgan Stanley will be acting for its other clients and will have no obligation to act in the investment adviser’s or a Fund’s best interests. Due to the restrictions of the 1940 Act, a Fund may be restricted from participating in certain transactions in which Morgan Stanley acts as underwriter, placement agent, syndicator, broker, administrative agent, servicer, advisor, arranger or structuring agent, including transactions that would otherwise be beneficial to the Fund.
Client Relationships. Morgan Stanley has existing and potential relationships with a significant number of corporations, institutions and individuals. In providing services to its clients, Morgan Stanley may face conflicts of interest with respect to activities recommended to or performed for such clients, on the one hand, and a Fund, its shareholders or the entities in which the Fund invests, on the other hand. In addition, these client relationships may present conflicts of interest in determining whether to offer certain investment opportunities to a Fund.
In acting as principal or in providing advisory and other services to its other clients, Morgan Stanley may engage in or recommend activities with respect to a particular matter that conflict with or are different from activities engaged in or recommended by the investment adviser on a Fund’s behalf.

Principal Investments. There may be situations in which a Fund’s interests may conflict with the interests of one or more general accounts of Morgan Stanley and its affiliates or accounts managed by Morgan Stanley or its affiliates. This may occur because these accounts hold public and private debt and equity securities of many issuers which may be or become portfolio companies, or from whom portfolio companies may be acquired.
Transactions with Portfolio Companies of Affiliated Investment Accounts. The companies in which a Fund may invest may be counterparties to or participants in agreements, transactions or other arrangements with portfolio companies or other entities of portfolio investments of Affiliated Investment Accounts (for example, a company in which a Fund invests may retain a company in which an Affiliated Investment Account invests to provide services or may acquire an asset from such company or vice versa). Certain of these agreements, transactions and arrangements involve fees, servicing payments, rebates and/or other benefits to Morgan Stanley or its affiliates. For example, portfolio entities may, including at the encouragement of Morgan Stanley, enter into agreements regarding group procurement and/or vendor discounts. Morgan Stanley and its affiliates may also participate in these agreements and may realize better pricing or discounts as a result of the participation of portfolio entities. To the extent permitted by applicable law, certain of these agreements may provide for commissions or similar payments and/or discounts or rebates to be paid to a portfolio entity of an Affiliated Investment Account, and such payments or discounts or rebates may also be made directly to Morgan Stanley or its affiliates. Under these arrangements, a particular portfolio company or other entity may benefit to a greater degree than the other participants, and the Morgan Stanley Funds, investment vehicles and accounts (which may or may not include a Fund) that own an interest in such entity will receive a greater relative benefit from the arrangements than the Morgan Stanley Funds, investment vehicles or accounts that do not own an interest therein. Fees and compensation received by portfolio companies of Affiliated Investment Accounts in relation to the foregoing will not be shared with a Fund or offset advisory fees payable.
Investments in Portfolio Investments of Other Funds. To the extent permitted by applicable law, when a Fund invests in certain companies or other entities, other funds affiliated with the investment adviser may have made or may be making an investment in such companies or other entities. Other funds that have been or may be managed by the investment adviser may invest in the companies or other entities in which a Fund has made an investment. Under such circumstances, a Fund and such other funds may have conflicts of interest (e.g., over the terms, exit strategies and related matters, including the exercise of remedies of their respective investments). If the interests held by a Fund are different from (or take priority over) those held by such other funds, the investment adviser may be required to make a selection at the time of conflicts between the interests held by such other funds and the interests held by a Fund.
Investments in Morgan Stanley Funds and Other Funds. To the extent permitted by applicable law, a Fund may invest in a fund affiliated with the investment adviser or its affiliates or a fund advised by the investment adviser or its affiliates. In connection with any such investments, an investing Fund, to the extent permitted by the 1940 Act, will pay all advisory, administrative and/or Rule 12b-1 fees applicable to the investment. Investments by a Fund in a fund affiliated with the investment adviser or its affiliates or a fund advised by the investment adviser or its affiliates present potential conflicts of interest, including potential incentives to invest in smaller or newer funds to increase asset levels or provide greater viability. The investment adviser voluntarily waives advisory fees of a Fund associated with investments by the Fund in a fund advised by the investment adviser or its affiliates which will reduce, but will not eliminate, these types of conflicts.
The Affiliated Investment Accounts (including the Funds) may, individually or in the aggregate, own a substantial percentage of a Fund. Further, the investment adviser, its affiliates, or another entity (i.e., a seed investor) may invest in the Funds at or near the establishment of such Funds, which may facilitate the Funds achieving a specified size or scale. The investment adviser and/or its affiliates may make payments to an investor that contributes seed capital to a Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached, and will be made from the assets of the investment adviser and/or such affiliates (and not the applicable Fund). Seed investors may contribute all or a majority of the assets in a Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from the investment adviser and/or its affiliates have ceased. Such redemptions could negatively impact a Fund’s liquidity, expenses and market price of its shares, as applicable.
Allocation of Expenses. Expenses may be incurred that are attributable to a Fund and one or more other Affiliated Investment Accounts (including in connection with issuers in which a Fund and such other Affiliated Investment Accounts have overlapping investments). The allocation of such expenses among such entities raises potential conflicts of interest. The investment adviser and its affiliates intend to allocate such common expenses among a Fund and any such other Affiliated Investment Accounts on a pro rata basis or in such other manner as the investment adviser deems to be fair and equitable or in such other manner as may be required by applicable law.
Temporary Investments. To more efficiently invest short-term cash balances held by a Fund, the investment adviser may invest such balances on an overnight “sweep” basis in shares of one or more money market funds or other short-term vehicles. It is anticipated that the investment adviser to these money market funds or other short-term vehicles may be the investment adviser (or an affiliate) to the extent permitted by applicable law, including Rule 12d1-1 under the 1940 Act. In such a case, the affiliated investment adviser may receive asset-based fees in respect of a Fund’s investment (which will reduce the net return realized by a Fund).

Transactions with Affiliates. The investment adviser and any investment sub-adviser might purchase securities from underwriters or placement agents in which a Morgan Stanley affiliate is a member of a syndicate or selling group, as a result of which an affiliate might benefit from the purchase through receipt of a fee or otherwise. Neither the investment adviser nor any investment sub-adviser will purchase securities on behalf of a Fund from an affiliate that is acting as a manager of a syndicate or selling group. Purchases by the investment adviser on behalf of a Fund from an affiliate acting as a placement agent must meet the requirements of applicable law. Furthermore, Morgan Stanley may face conflicts of interest when a Fund uses service providers affiliated with Morgan Stanley because Morgan Stanley receives greater overall fees when they are used.
Affiliated Indexes. Affiliates of the investment adviser develop, own and operate indexes (“Indexes”), and may continue to do so in the future, based on investment and trading strategies and concepts developed by the investment adviser or its affiliates (“Adviser Strategies”). Some of the Funds seek to track the performance of the Indexes. The investment adviser manages Accounts which track the same Indexes used by the Funds or which are based on the same, or substantially similar, Adviser Strategies that are used in the operation of the Indexes and the Funds. The operation of the Indexes, the Funds and the Accounts in this manner gives rise to potential conflicts of interest. For example, Accounts that track the same Indexes used by the Funds may engage in purchases and sales of securities prior to when the Index and the Funds engage in similar transactions because such Accounts may be managed and rebalanced on an ongoing basis, whereas the Funds’ portfolios are only rebalanced on a periodic or other basis subsequent to the rebalancing of the Index.
The investment adviser has adopted policies and procedures that are designed to address potential conflicts that arise in connection with the operation of the Indexes, the Funds and the Accounts. The investment adviser has established certain information barriers and other policies designed to address the sharing of information between different businesses within the investment adviser, including with respect to personnel responsible for constructing and maintaining the Indexes and those involved in decision-making for the Funds.
Valuation of the Funds’ Investments. The investment adviser performs certain valuation services related to securities and other assets held by the Funds and performs such services in accordance with its valuation policies. The investment adviser will face a conflict with respect to valuation of the Funds’ investments generally because of the effect of such valuations on the investment adviser’s fees and other compensation and performance of the Funds.
Proxy Voting by the Investment Adviser. The investment adviser has implemented processes designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with its fiduciary obligations to its clients. Notwithstanding such proxy voting processes, proxy voting decisions made by the investment adviser in respect of securities held by the Funds may benefit the interests of Morgan Stanley and/or accounts other than the Funds. Further, the investment adviser may make different proxy voting decisions in respect of the same security held by clients with different investment objectives or strategies. For a more detailed discussion of these policies and procedures, see the section of the Statement of Additional Information entitled “Proxy Voting Policy” under “Management and Organization”.
Potential Conflict of Interest Related to Use of Sub-Adviser(s). To the extent the investment adviser to a Fund engages affiliated and/or unaffiliated sub-advisers, the investment adviser generally expects to compensate the sub-adviser out of the advisory fee it receives from the Fund, which creates an incentive for the investment adviser to select sub-adviser(s) with lower fee rates or to select affiliated sub-adviser(s). In addition, a sub-adviser may have interests and relationships that create actual or potential conflicts of interest related to their management of Fund assets allocated to or managed by the sub-adviser. These conflicts may be similar to or different from the conflicts described herein related to Morgan Stanley and its investment advisory affiliates. For additional information about potential conflicts of interest for each sub-adviser(s) can be found in the relevant sub-adviser’s Form ADV. A copy of Part 1 and Part 2 of a sub-adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).
Electronic Communication Networks and Alternative Trading Systems. The investment adviser’s affiliate(s) have ownership interests in and/or board seats on electronic communication networks (“ECNs”) or other alternative trading systems (“ATSs”). In certain instances the investment adviser’s affiliate(s) could be deemed to control one or more of such ECNs or ATSs based on the level of such ownership interests and whether such affiliates are represented on the board of such ECNs or ATSs. Consistent with its fiduciary obligation to seek best execution, the investment adviser may, from time to time, directly or indirectly, effect client trades through ECNs or other ATSs in which the Firm’s affiliates have or could acquire an interest or board seat. These affiliates might receive an indirect economic benefit based upon their ownership in the ECNs or other ATSs. The investment adviser will, directly or indirectly, execute through an ECN or other ATSs in which an affiliate has an interest only in situations where the Firm or the broker dealer through whom it is accessing the ECN or ATS reasonably believes such transaction will be in the best interest of its clients and the requirements of applicable law have been satisfied.
General Process for Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between the investment adviser, related persons of the investment adviser and/or their clients. The Advisers Act, the 1940 Act and ERISA impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, the investment adviser has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. The investment adviser seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.
FINANCIAL STATEMENTS
The audited financial statements of, and the report of the independent registered public accounting firm for each Fund appear in its Form N-CSR filing  and are incorporated by reference into this SAI. A copy of each Form N-CSR filing accompanies this SAI.
Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders   residing at the same address may be eliminated.
The Trust(s) incorporates by reference the audited financial information and the reports of the independent registered public accounting firm for the Funds listed below for the fiscal year ended August 31, 2025, as previously filed electronically with the SEC on October 27, 2025:
Eaton Vance All Asset Strategy Fund
Eaton Vance Equity Strategy Fund
(Accession No. 0001193125-25-251259)

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

Asset-Backed Securities (“ABS”)
ABS are collateralized by pools of automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial mortgage-backed securities (“MBS”), utilities receivables, secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. ABS are “pass through” securities, meaning that principal and interest payments made by the borrower on the underlying assets are passed through to the ABS holder. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. ABS are subject to interest rate risk and prepayment risk. Some ABS may receive prepayments that can change their effective maturities. Issuers of ABS may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, ABS may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under U.S. federal and state law. The value of  ABS may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of ABS representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. While certain ABS may be insured as to the payment of principal and interest, this insurance does not protect the market value of such obligations or the Fund’s net asset value. The value of an insured security will be affected by the credit standing of its insurer.
Collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”) are types of ABS that are backed solely by a pool of other debt securities. CDOs and CLOs are typically issued in various classes with varying priorities. The risks of an investment in a CDO or CLO depend largely on the type of the collateral securities and the class of the CDO or CLO in which the Fund invests. In addition to interest rate, prepayment, default and other risks of ABS and fixed income securities, in general, CDOs and CLOs are subject to additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CDOs or CLOs that are subordinate to other classes, and the complex structure may produce disputes with the issuer or unexpected investment results. The Fund’s investment in CDOs and CLOs may decrease in market value if they experience loan defaults or credit impairment, the disappearance of a subordinate tranche or class of debt, or due to market anticipation of defaults and investor aversion to the securities as a class. The liquidity of ABS (particularly below investment grade ABS) may change over time. During periods of deteriorating economic conditions, such as recessions, or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities.

Auction Rate Securities
Auction rate securities, such as auction preferred shares of closed-end investment companies, are preferred securities and debt securities with dividends/coupons based on a rate set at auction. The auction is usually held weekly for each series of a security, but may be held less frequently. The auction sets the rate, and securities may be bought and sold at the auction. Provided that the auction mechanism is successful, auction rate securities normally permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Security holders that submit sell orders in a failed auction may not be able to sell any or all of the shares for which they have submitted sell orders. Security holders may sell their shares at the next scheduled auction, subject to the same risk that the subsequent auction will not attract sufficient demand for a successful auction to occur. Broker-dealers may also try to facilitate secondary trading in the auction rate securities, although such secondary trading may be limited and may only be available for shareholders willing to sell at a discount. Since mid-February 2008, existing markets for certain auction rate securities have become generally illiquid and investors have not been able to sell their securities through the regular auction process. It is uncertain when or whether there will be a revival of investor interest in purchasing securities sold through auctions. There may be limited or no active secondary markets for many auction rate securities. Auction rate securities that do trade in a secondary market may trade at a significant discount from their liquidation preference. There have been a number of governmental investigations and regulatory settlements involving certain broker-dealers with respect to their prior activities involving auction rate securities.
Valuations of such securities are highly speculative, however, dividends on auction rate preferred securities issued by a closed-end fund may be reported, generally on IRS Form 1099, as exempt from U.S. federal income tax to the extent they are attributable to tax-exempt interest income earned by the Fund on the securities and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for U.S. federal income tax purposes, and the closed-end fund complies with certain requirements under the Code. Investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other  U.S. registered investment companies, which limitations are prescribed by the 1940 Act.

Average Effective Maturity
Average effective maturity is a weighted average of all the maturities of bonds owned by the Fund. Average effective maturity takes into consideration all mortgage payments, puts and adjustable coupons. In the event the Fund invests in multiple Portfolios, its average weighted maturity is the sum of its allocable share of the average weighted maturity of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s average weighted maturity by the Fund’s percentage ownership of that Portfolio.

Benchmark Reference Rates
Many debt securities, derivatives, and other financial instruments utilize benchmark or reference rates for variable interest rate calculations, including the Euro Interbank Offer Rate, Sterling Overnight Index Average Rate, and the Secured Overnight Financing Rate (each a “Reference Rate”). Instruments in which the Fund invests may pay interest at floating rates based on such Reference Rates or may be subject to interest caps or floors based on such Reference Rates. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on such Reference Rates. The elimination of a Reference Rate or any other changes to or reforms of the determination or supervision of Reference Rates could have an adverse impact on the market for, or value of, any instruments or payments linked to those Reference Rates.
For example, some Reference Rates, as well as other types of rates and indices, are described as “benchmarks” and have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts. As a result, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

Borrowing for Investment Purposes
There is no assurance that a borrowing strategy will be successful. Upon the expiration of the term of the Fund’s existing credit arrangement, the lender may not be willing to extend further credit to the Fund or may be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. Borrowing to increase investments generally will magnify the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Borrowing for Temporary Purposes
The Fund may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in advance of the settlement of share purchases, and to settle transactions). The Fund’s ability to borrow is subject to its terms and conditions of its credit arrangements, which in some cases may limit the Fund’s ability to borrow under the arrangement. The Fund will be required to maintain a specified level of asset coverage with respect to all borrowings and may be required to sell some of its holdings to reduce debt and restore coverage at times when it may not be advantageous to do so. The rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Fund under a credit arrangement are senior to the rights of holders of shares with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lenders may have the right to cause a liquidation of the collateral (i.e., sell Fund assets) and, if any such default is not cured, the lenders may be able to control the liquidation as well. Credit arrangements are subject to annual renewal, which cannot be assured. If the Fund does not have the ability to borrow for temporary purposes, it may be required to sell securities at inopportune times to meet short-term liquidity needs. Because the Fund is a party to a joint credit arrangement, it may be unable to borrow some or all of its requested amounts at any particular time. Borrowings involve additional expense to the Fund.

Build America Bonds
Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support. The Act authorized state and local governments to issue taxable bonds on which, assuming certain specified conditions were satisfied, issuers could either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). The federal interest subsidy or tax credit continues for the life of the bonds. Unlike most other municipal obligations, interest received on Build America Bonds is subject to U.S. federal income tax and may be subject to state income tax. The subsidy that issuers of direct pay Build America Bonds receive from the U.S. Treasury has been reduced as a result of budgetary sequestration, which has resulted, and which may continue to result, in a delay or reduction in subsidy payments. Any interruption, delay, reduction, and/or offset of the reimbursement from the U.S. Treasury may reduce the demand for direct pay Build America Bonds and/or potentially trigger extraordinary call features of the bonds. This may, in turn, reduce market prices and cause the value of the Fund shares to fall. Pursuant to the terms of the Act, the issuance of Build America Bonds ceased on December 31, 2010. As a result, the availability of such bonds is limited, which may adversely affect their liquidity.

Call and Put Features on Securities
Issuers of securities may reserve the right to call (redeem) the securities. If an issuer redeems a security with a call right during a time of declining interest rates, the holder of the security may not be able to reinvest the proceeds in securities providing the same investment return as provided by the securities redeemed. Some securities may have “put” or “demand” features that allow early redemption by the holder. Longer term fixed-rate securities may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). This “put” or “demand” feature enhances a security’s liquidity by shortening its effective maturity and enables the security to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the holder of the security would be subject to the longer maturity of the security, which could experience substantially more volatility. Securities with a “put” or “demand” feature are more defensive than conventional long term securities (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term securities, because they can be retained if interest rates decline.

Collateralized Mortgage Obligations (“CMOs”)
CMOs are backed by a pool of mortgages or mortgage loans. The key feature of the CMO structure is the prioritization of the cash flows from the pool of mortgages among the several classes, or tranches, of the CMO, thereby creating a series of obligations with varying rates and maturities. Senior CMO classes will typically have priority over residual CMOs as to the receipt of principal and or interest payments on the underlying mortgages. CMOs also issue sequential and parallel pay classes, including planned amortization and target amortization classes, and fixed and floating rate CMO tranches. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each CMO tranche at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class, concurrently on a proportionate or disproportionate basis. Sequential pay  CMOs generally pay principal to only one class at a time while paying interest to several classes. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued as collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Floating rate CMO tranches carry interest rates that are tied in a fixed relationship to an index subject to an upper limit, or “cap,” and sometimes to a lower limit, or “floor.” CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities (“CMBS”)
CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. CMBS may have a lower repayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayment of principal. The risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payment, and the ability of a property to attract and retain tenants. CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities. In addition, at times the commercial real estate market has experienced substantially lower valuations combined with higher interest rates, leading to difficulty in refinancing debt and, as a result, the CMBS market has experienced (and could in the future experience) greatly reduced liquidity and valuations.
The values of, and income generated by, CMBS may be adversely affected by changing interest rates and other developments impacting the commercial real estate market, such as population shifts and other demographic changes, increasing vacancies (potentially for extended periods) and reduced demand for commercial and office space, maintenance or tenant improvement costs, and costs to convert properties for other uses. These developments could result from, among other things, changing tastes and preferences (such as remote work arrangements) as well as cultural, technological, global or local economic and market developments. In addition, changing interest rate environments and associated changes in lending standards and higher refinancing rates may adversely affect the commercial real estate and CMBS markets. The occurrence of any of the foregoing developments would likely increase default risk for the properties and loans underlying these investments as well as impact the value of, and income generated by, these investments. These developments could also result in reduced liquidity for CMBS.

Commodity-Related Investments
The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. To the extent commodity-related investments are held through the Subsidiary, the Subsidiary is not subject to U.S. laws (including securities laws) and their protections. The Subsidiary is subject to the laws of the Cayman Islands, a foreign jurisdiction, and can be affected by developments in that jurisdiction.
Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities. The commodities that underlie commodity futures contracts and commodity swaps may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Common Stocks
Common stock represents an equity ownership interest in the issuing corporation. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Common stock normally occupies the most subordinated position in an issuer’s capital structure. Returns on common stock investments consist of any dividends received plus the amount of appreciation or depreciation in the value of the stock.
Although common stocks have historically generated higher average returns than fixed-income securities over the long term and particularly during periods of high or rising concerns about inflation, common stocks also have experienced significantly more volatility in returns and may not maintain their real value during inflationary periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

Contingent Convertible Securities
Contingent convertible securities (sometimes referred to as “CoCos”) are convertible securities with loss absorption characteristics. These securities provide for mandatory conversion into common stock of the issuer under certain circumstances. The mandatory conversion may be automatically triggered, for instance, if a company fails to meet the capital minimum with respect to the security, the company’s regulator makes a determination that the security should convert or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. In addition, some such instruments have a set stock conversion rate that would cause an automatic write-down of capital if the price of the stock is below the conversion price on the conversion date. Under similar circumstances, the liquidation value of certain types of contingent convertible securities may be adjusted downward to below the original par value. The write down of the par value would occur automatically and would not entitle the holders to seek bankruptcy of the company. In certain circumstances, contingent convertible securities may write down to zero and investors could lose the entire value of the investment, even as the issuer remains in business. CoCos may be subject to redemption at the option of the issuer at a predetermined price. See also “Hybrid Securities.”

Convertible Securities
A convertible security is a bond, debenture, note, preferred security, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security entitles the holder to receive interest paid or accrued or the dividend paid on such security until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower interest or dividend yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. A convertible security ranks senior to common stock in a corporation’s capital structure but is usually subordinated to comparable nonconvertible securities. Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities. Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company. A convertible security may be subject to redemption or conversion at the option of the issuer after a particular date and under certain circumstances (including at a specified price) established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.
Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the securities are issued, which may increase the effects of currency risk.
Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the securities to be redeemed by the issuer at a premium over the stated principal amount of the debt securities under certain circumstances. Certain convertible securities may include loss absorption characteristics that make the securities more equity-like. This is particularly true of convertible securities issued by companies in the financial services sector. See “Contingent Convertible Securities.”

Synthetic convertible securities may include either cash-settled convertibles or manufactured convertibles.  Cash-settled convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a cash-settled convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured convertibles are created by the investment adviser or another party by combining separate securities that possess one of the two principal characteristics of a convertible security,  i.e., fixed-income (“fixed-income component”) or a right to acquire equity securities (“convertibility component”). The fixed-income component is achieved by investing in nonconvertible fixed-income securities, such as nonconvertible bonds, preferred securities and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index. A manufactured convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a manufactured convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a manufactured convertible is the sum of the values of its fixed-income component and its convertibility component. More flexibility is possible in the creation of a manufactured convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the investment adviser may combine a fixed-income instrument and an equity feature with respect to the stock of the issuer of the fixed-income instrument to create a synthetic convertible security otherwise unavailable in the market.  The investment adviser may also combine a fixed-income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the investment adviser believes such a manufactured convertible would better promote the Fund’s objective than alternative investments. For example, the investment adviser may combine an equity feature with respect to an issuer’s stock with a fixed-income security of a different issuer in the same industry to diversify the Fund’s credit exposure, or with a U.S. Treasury instrument to create a manufactured convertible with a higher credit profile than a traditional convertible security issued by that issuer. A manufactured convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a manufactured convertible. For example, the Fund may purchase a warrant for eventual inclusion in a manufactured convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.  The value of a manufactured convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event the Fund created a manufactured convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the manufactured convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed-income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

Credit Linked Securities
See also “Derivative Instruments and Related Risks” herein. Credit linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps, and other securities in order to provide exposure to certain fixed-income markets. Credit linked securities may be used as a cash management tool in order to gain exposure to a certain market and to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. An issuer may sell one or more credit default swaps under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the reference instrument (in this case a debt obligation) upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the reference instrument. This, in turn, would reduce the amount of income and principal that the holder of the credit linked security would receive. Credit linked securities generally will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Cybersecurity Risk
With the increased use of technologies by Fund service providers to conduct business, such as the Internet, the Fund is susceptible to operational, information security and related risks. The Fund relies on communications technology, systems, and networks to engage with clients, employees, accounts, shareholders, and service providers, and a cyber incident may inhibit the Fund’s ability to use these technologies. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites or via “ransomware” that renders the systems inoperable until appropriate actions are taken. A denial-of-service attack is an effort to make network services unavailable to intended users, which could cause shareholders to lose access to their electronic accounts, potentially indefinitely. Employees and service providers also may not be able to access electronic systems to perform critical duties for the Fund, such as trading, NAV calculation, shareholder accounting or fulfillment of Fund share purchases and redemptions, during a denial-of-service attack. There is also the possibility for systems failures due to malfunctions, user error and misconduct by employees and agents, natural disasters, or other foreseeable and unforeseeable events.
Because technology is consistently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber attack. Similar types of  cybersecurity risks also are present for issuers of securities in which the Fund invests, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber attacks, technological disruptions, malfunctions or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Fund from, among other things, buying or selling the Fund or accurately pricing its securities. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber incidents consistently. In addition to deliberate cyber attacks, unintentional cyber incidents can occur, such as the inadvertent release of confidential information by the Fund or its service providers.
The Fund uses third party service providers who are also heavily dependent on computers and technology for their operations.  Cybersecurity failures or breaches by the Fund’s investment adviser or administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, may disrupt and otherwise adversely affect their business operations. This may result in financial losses to the Fund, impede Fund trading, interfere with the Fund’s ability to calculate its NAV, limit a shareholder’s ability to purchase or redeem shares of the Fund or cause violations of applicable privacy and other laws, regulatory fines, penalties,  reputational damage, reimbursement or other compensation costs, litigation costs or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While many of the Fund’s service providers have established business continuity plans and risk management systems intended to identify and mitigate cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. The Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.

Derivative Instruments and Related Risks
Generally, derivatives can be characterized as financial instruments whose performance is derived at least in part from the performance of an underlying reference instrument. Derivative instruments may be acquired in the United States or abroad and include the various types of exchange-traded and over-the-counter (“OTC”) instruments described herein and other instruments with substantially similar characteristics and risks. Depending on the type of derivative instrument and the Fund’s investment strategy, a derivative instrument may be based on a security, instrument, index, currency, commodity, economic indicator or event (referred to as “reference instruments”).
Derivative instruments are subject to a number of risks, including adverse or unexpected movements in the price of the reference instrument, and  counterparty, credit, interest rate, leverage, liquidity, market and tax risks. Use of derivative instruments may cause the realization of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if such instruments had not been used. Success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the reference instrument and the Fund’s assets. To the extent that a derivative instrument is intended to hedge against an event that does not occur, the Fund may realize losses.

OTC derivative instruments involve an additional risk in that the issuer or  counterparty may fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, an option or commodity exchange or swap execution facility or clearinghouse may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. There can be no assurance that the use of derivative instruments will benefit the Fund.
The regulation of derivatives has undergone substantial change in recent years. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulations require most derivatives to be margined and/or cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on counterparties, and impose other regulatory requirements that impact derivatives markets. The implementation of these requirements or additional future regulation of the derivatives markets may make the use of derivatives more costly, may limit the availability or reduce the liquidity of derivatives, and may impose limits or restrictions on the counterparties with which the Fund engages in derivative transactions. Fund management cannot fully predict the effects of any governmental regulation of the derivatives markets, and there can be no assurance that any government regulation will not adversely affect the Fund’s performance or ability to achieve its investment objective.
The  CFTC and various exchanges have imposed (and continue to evaluate and monitor) limits on the number of speculative positions that any person, or group of persons acting in concert, may hold or control in certain futures and options on futures contracts. Additionally, U.S. federal position limits now apply to swaps that are economically equivalent to futures contracts that are subject to  CFTC set speculative limits. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded, unless an exemption applies. Thus, even if the Fund does not intend to exceed applicable position limits, it is possible that positions of different clients managed by the investment adviser and its affiliates may be aggregated for this purpose. It is possible that the trading decisions of the investment adviser may have to be modified and that positions held by the Fund may have to be liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s investment strategy. The Fund may also be affected by other non-U.S. regulators and trading venues, such as those of the European Union and United Kingdom, that impose position limits on commodity derivative contracts.
The SEC adopted Rule 18f-4 under the 1940 Act, which applies to the Fund’s use of derivative investments and certain financing transactions. Among other things, Rule 18f-4 requires certain funds that invest in derivative instruments beyond a specified limited amount (generally greater than 10% of a fund’s net assets) to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. To the extent a Fund uses derivative instruments (excluding certain currency and interest rate hedging transactions) in a limited amount (up to 10% of a Fund’s net assets), it will not be subject to the full requirements of Rule 18f-4. In addition, to the extent that the Fund enters into reverse repurchase agreements or similar financing transactions, the Fund may elect to either treat all of its reverse repurchase agreements or similar financing transactions as derivatives transactions for purposes of Rule 18f-4 or comply (with respect to reverse repurchase agreements or similar financing transactions) with the asset coverage requirements under Section 18 of the 1940 Act. Limits or restrictions applicable to the  counterparties with which a Fund engages in derivative transactions also could prevent the Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.
Legislation may be enacted that could negatively affect the assets of the Fund. Legislation or regulation may also change the way in which the Fund itself is regulated. The effects of any new governmental regulation cannot be predicted and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s performance or ability to achieve its investment objective(s).

Derivative-Linked and Commodity-Linked Hybrid Instruments
A derivative-linked or commodity-linked hybrid instrument (referred to herein as a “hybrid instrument”) is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid instrument is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a hybrid instrument may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid instrument is a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the Fund may not be successful. Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.
Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.
Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices  of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.
Hybrid instruments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return and creating exposure to a particular market or segment of that market. The value of a hybrid instrument or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid instrument. Under certain conditions, the redemption value of a hybrid instrument could be zero. The purchase of hybrid instruments also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.
Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will invest only in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA. Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and restrictions contained in the 1940 Act.

Direct Investments
Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. At the time of making a direct investment, the Fund will enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. These agreements may, in appropriate circumstances, provide the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the investment in the enterprise. Such a representative would be expected to monitor the investment and protect the Fund’s rights in the investment and would not be appointed for the purpose of exercising management or control of the enterprise.

Diversified Status
With respect to 75% of its total assets, an investment company that is registered with the SEC as a “diversified” fund: (1) may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the  U.S. Government, its agencies or instrumentalities and securities of other investment companies); and (2) may not own more than 10% of the outstanding voting securities of any one issuer.

Dividend Capture Trading
In a typical dividend capture trade, the Fund would buy a stock prior to its ex-dividend date and sell the stock at a point either on or after the ex-dividend date. The use of a dividend capture trading strategy exposes the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Duration
Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen Fund duration. As the value of a security changes over time, so will its duration. The duration of a Fund that invests in underlying funds is the sum of its allocable share of the duration of each of the underlying funds in which it invests, which is determined by multiplying the underlying fund’s duration by the Fund’s percentage ownership of that underlying fund.

Emerging Market Investments
The risks described under “Foreign Investments” herein generally are heightened in connection with investments in emerging markets. Also, investments in securities of issuers domiciled in countries with emerging capital markets may involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or  U.S. governmental laws or restrictions applicable to such investments; (iv) governmental actions or policies that may limit investment opportunities, such as restrictions on investment in, or required divestment of, certain issuers or industries; (v) the lack or relatively early development of legal structures governing private and foreign investments and private property; (vi) delays in settling portfolio transactions and heightened risk of loss from custody practices; (vii) greater debt burdens relative to the size of the economy; and (viii) investments through complex structures that may lack transparency. Governmental actions may effectively restrict or eliminate the Fund’s ability to purchase or sell investments in emerging market countries, and thus may make them less liquid or more difficult to value, or may force the Fund to sell or otherwise dispose of such investments at inopportune times or prices. Trading practices in emerging markets also may be less developed, resulting in inefficiencies relative to trading in more developed markets, which may result in increased transaction costs.
Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in emerging market countries. There can be no assurance that repatriation of income, gain or initial capital from these countries will occur. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors. Also, lending money and trading loans, for instance, may be considered a regulated activity in some foreign jurisdictions, which may result in licensing and certain other requirements. The Fund could be adversely affected by delays in, or a refusal to grant, required licenses, governmental approval, as well as by the application to the Fund of any restrictions on its investments.
Political and economic structures in emerging market countries may undergo significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the entire value of an investment in the affected market could be lost. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in developed markets.
Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which  U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Certain emerging market securities may be held by a limited number of persons. This may adversely affect the timing and pricing of the acquisition or disposal of securities. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions in particular securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because brokers and  counterparties in such markets may be less well capitalized, and custody and registration of assets in some countries may be unreliable. The Fund seeks, where possible, to use counterparties whose financial status reduces this risk. However, there can be no certainty that the Fund will be successful in eliminating or reducing this risk, particularly as counterparties operating in emerging market countries frequently lack the substance, capitalization and/or financial resources of those in developed countries. There may be risks that settlement may be delayed and that cash or instruments belonging to the Fund may be in jeopardy because of failures of or defects in the settlement systems. In some cases, this may make it difficult to conduct transactions and may result in additional costs and delays in trading and settlement. The inability of a Fund to make intended investments or dispose of a portfolio investment due to settlement problems or the risk of intermediary or  counterparty failures could cause a Fund to miss attractive investment opportunities and/or result either in losses to the Fund due to subsequent declines in the value of such portfolio investment or, if the  Fund has entered into a contract to sell the investment, could result in possible liability. In addition, if a Fund sells investments with extended settlement times, the settlement proceeds from the sales may not be available to meet a Fund’s redemption obligations, or for reinvestment in other instruments, for a substantial period of time.
The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets. As an alternative to investing directly in emerging markets, exposure may be obtained through derivative investments.
Emerging market or developing countries also pose the risk of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the Fund’s investments in those countries. Additionally, some countries also may have different legal systems that may make it difficult or expensive for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. For instance, there may be difficulties in obtaining and/or enforcing legal  judgements against non-U.S. companies and non-U.S. persons, including company directors or officers, in foreign jurisdictions. Shareholders of emerging market issuers often have limited rights and few practical remedies in jurisdictions located in emerging markets. In addition, due to jurisdictional limitations, U.S. authorities (e.g., the SEC and the U.S. Department of Justice) may be limited in their ability to enforce regulatory or legal obligations in emerging market countries. Such risks vary from jurisdiction to jurisdiction and company to company. In addition, issuers of certain instruments may include special purpose vehicles (“SPVs”) that hold underlying assets to which a Fund seeks to gain exposure. A Fund may have the right to receive payments only from the SPV and may not have direct rights against the issuer of the underlying assets. Investors in such SPVs generally pay their share of the SPV’s administrative and other expenses, including management fees. In some cases, the terms on which the Fund may be permitted to participate in an investment may be different than those afforded to local investors.
Also, the Fund may invest in sovereign debt instruments, which are issued or guaranteed by foreign governmental entities. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the relative size of the debt service burden to the economy as a whole, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrears on their debts and such disbursements may be conditioned, for instance, on a governmental entity’s implementation of economic reforms and/or economic performance. Failure to implement such reforms and/or achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity and result in default.
Investments in China may involve a high risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries. Increasing trade tensions, particularly regarding trading arrangements between the  U.S., other trading partners and China, may result in additional tariffs or other actions that could have an adverse impact on an investment in the China region, including but not limited to restrictions on investments in certain Chinese companies or industries considered important to national interests, restrictions on monetary repatriation, intervention in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling, or other adverse government actions, circumstances and intervention efforts. Changes in political conditions and the political administration of trading counterparties may increase the risk of the imposition of sanctions, tariffs or other adverse trading policies. In addition, the adoption or continuation of protectionist trade policies by one or more countries could lead to a decrease in demand for Chinese products and reduced flows of foreign capital to China’s and other countries’ economies. Accounting, auditing, financial, and other reporting standards, practices and disclosure requirements in China are different, sometimes in fundamental ways, from those in the United States and certain western European countries. For example, there is less regulatory oversight of financial reporting by companies domiciled in China than for companies in the United States.

To the extent the Fund invests in securities of Chinese issuers, it may be subject to certain risks associated with variable interest entities (“VIEs”). VIEs are widely used by China-based companies where China restricts or prohibits foreign ownership in certain sectors, including telecommunications, technology, media, and education. In a typical VIE structure, a shell  company is set up in an offshore jurisdiction and enters into contractual arrangements with a China-based operating company. The VIE lists on a U.S. exchange and investors then purchase the stock issued by a VIE. The VIE structure is designed to provide investors with economic exposure to the Chinese company that replicates equity ownership, without providing actual equity ownership.
VIE structures do not offer the same level of investor protections as direct ownership and investors may experience losses if VIE structures are altered, contractual disputes emerge, or the legal status of the VIE structure is prohibited under Chinese law. Additionally, significant portions of the Chinese securities markets may also become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The legal status of the VIE structure remains uncertain under Chinese law. There is risk that the Chinese government may cease to tolerate such VIE structures at any time or impose new restrictions on the structure, in each case either generally or with respect to specific issuers. If new laws, rules or regulations relating to VIE structures are adopted, investors, including the Fund, could suffer substantial, detrimental, and possibly permanent losses with little or no recourse available. In addition,  VIEs may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements. Delisting would significantly decrease the liquidity and value of the securities of these companies, decrease the ability of the Fund to invest in such securities and may increase the expenses of the Fund if it is required to seek alternative markets in which to invest in such securities.
The foregoing risks may be even greater in frontier markets. Frontier markets are countries with investable stock markets that are less established than those in the emerging markets. The economies of frontier market countries generally are smaller than those of traditional emerging market countries, and frontier capital markets and legal systems are typically less developed.
Sukuk. The Fund may invest in Sukuk, which are foreign or emerging market securities based on Islamic principles. Sukuk are securities with cash flows similar to conventional bonds, issued by an issuer, which is usually an SPV incorporated by the sovereign or corporate entity seeking financing, to obtain an upfront payment in exchange for an income stream and a future promise to return capital. Sukuk are designed to comply with Islamic religious law, commonly known as Sharia and, accordingly, do not pay interest. Instead,  Sukuk securities represent a contractual obligation of the issuer or issuing vehicle to make periodic distributions (such as income or other periodic payments) to the investor on pre-defined distribution dates and to return capital on a specified date, and such contractual payment obligation is linked to the issuer or issuing vehicle and not from interest on the investor’s money for Sukuk.  Sukuk may be linked to income streams relating to tangible assets, but even in respect of such  Sukuk, the Fund will not have a direct interest in, or recourse to, the underlying asset or pool of assets.
In the event of a default or the insolvency of the issuer, the resolution process can be expected to take longer than for conventional bonds. Sukuk remain relatively new instruments, and evolving interpretations of Islamic law by courts, regulators and prominent scholars may affect liquidity, prices, free transferability and the ability and willingness of issuers of  Sukuk to make payments in ways that cannot now be foreseen. In addition, issuers have, in the past, challenged the Islamic compliance of certificates. If any such or analogous events should occur, the Fund may be required to hold its Sukuk for longer than intended, even if their value or other condition is deteriorating. In such circumstances, the Fund may not be able to achieve expected returns on its investment in Sukuk or any returns at all.
Issuers of  Sukuk may include SPVs established by corporations and financial institutions, foreign governments and agencies of foreign governments. Underlying assets may include, without limitation, real estate (developed and undeveloped), lease contracts, forward-sale commodity contracts and machinery and equipment. Although the Sukuk market has grown significantly in recent years, there may be times when the market is illiquid and where it is difficult for the Fund to make an investment in or dispose of Sukuk at the desired time. Sukuk involve many of the same risks that conventional bonds incur, such as credit risk and interest rate risk, as well as the risks associated with foreign or emerging market securities. In addition to these risks, there are certain risks specific to Sukuk, such as those relating to their structures. Furthermore, the global Sukuk market is significantly smaller than conventional bond markets, which may impact liquidity and the ability for the Fund to sell Sukuk at a desired time.
The unique characteristics of  Sukuk may lead to uncertainties regarding their tax treatment within the Fund. In light of tax requirements applicable to the Fund, it may be necessary or advisable for the Fund to sell one or more Sukuk (or another investment) sooner than otherwise anticipated. As a result, the Fund may incur taxable gains or investment losses, as well as costs associated with such transaction.

Equity Investments
Equity investments include common stocks; preferred stocks; depositary receipts; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible and contingent convertible preferred stocks; rights and warrants and other securities that are treated as equity for U.S. federal income tax purposes (see “Preferred Stock” and “Hybrid Securities”). Market conditions may affect certain types of stocks to a greater extent than other types of stocks.

Equity-Linked Securities
See also “Derivative Instruments and Related Risks” herein. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of securities, or sometimes a single stock. These securities are used for many of the same purposes as derivative instruments and share many of the same risks. Equity-linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

ESG Investment Risk
To the extent that the investment adviser considers environmental, social and/or governance (“ESG”) issues, the Fund’s performance may be impacted. Additionally, the investment adviser’s consideration of ESG issues may require subjective analysis based on qualitative assessments and the ability of the investment adviser to consider ESG issues may be impacted by data availability for a particular company or issuer (or obligor), including if the data is inaccurate, incomplete, unavailable or based on estimates. The investment adviser’s consideration of ESG issues may contribute to the investment adviser’s decision to forgo opportunities to buy certain securities. ESG issues with respect to an issuer (or obligor) or the investment adviser’s assessment of such may change over time. The consideration of ESG issues within the investment adviser’s investment decision-making process for a Fund may vary across asset classes, industries and sectors. When deemed by the investment adviser to be relevant to its evaluation of a company’s financial performance and when applicable information is available, the investment adviser considers financially material environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer or long-term stock price performance of a company. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.

Event-Linked Instruments
The Fund may obtain event-linked exposure by investing in “event-linked bonds”, “event-linked swaps” or other “event-linked instruments”. Event-linked instruments are obligations for which the return of capital and dividend/interest payments are contingent on, or formulaically related to, the non-occurrence of a pre-defined “trigger” event. For some event-linked instruments, the trigger event’s magnitude may be based on losses to a company or industry, industry indexes or readings of scientific instruments rather than specified actual losses. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events.
Some event-linked instruments are referred to as “catastrophe bonds.” Catastrophe bonds entitle a Fund to receive principal and interest payments so long as no trigger event occurs of the description and magnitude specified by the instrument. If a trigger event occurs, the Fund may lose a portion of its entire principal invested in the bond.
Event-linked instruments may be sponsored by government agencies, insurance companies or reinsurers and issued by special purpose corporations or other off-shore or on-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a specific reinsurance transaction). Typically, event-linked instruments are issued by off-shore entities and may be non-dollar denominated. As a result, the Fund may be subject to currency risk.
Often, event-linked instruments provide for extensions of maturity that are mandatory or optional at the discretion of the issuer or sponsor, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred.  An extension of maturity may increase the instrument’s volatility and potentially make it more difficult to value. In addition, pricing of event-linked instruments is subject to the added uncertainty caused by the inability to generally predict whether, when or where a natural disaster or other triggering event will occur. If a trigger event occurs, the Fund may lose all or a portion of its investment in an event-linked instrument or the notional amount of an event-linked swap. Such losses may be substantial. Event-linked instruments carry large uncertainties and major risk exposures to adverse conditions. In addition to the specified trigger events, event-linked instruments also may expose the Fund to issuer, credit, counterparty, restricted securities, liquidity, and valuation risks as well as exposures to specific geographic areas, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked instruments are generally rated below investment grade or the unrated equivalent and have the same or similar risks as high yield debt securities (also known as junk bonds) and are subject to the risk that the Fund may lose some or all of its investment in such instruments if the particular trigger occurs. Event-linked instruments may be rated by a nationally recognized statistical rating agency, but are often unrated. Frequently, the issuer of an event-linked instrument will use an independent risk model to calculate the probability and economic consequences of a trigger event.
The Fund may invest in event-linked instruments in one or more of three ways: may purchase event-linked instruments when initially offered; may purchase event-linked instruments in the secondary, over-the-counter market; or may gain indirect exposure to event-linked instruments using derivatives. As the market for event-linked instruments evolves, the Fund may invest in new types of event-linked instruments. However, there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so.
Event-linked instruments typically are restricted to qualified institutional buyers and, therefore, are not subject to registration with the SEC or any state securities commission and are not always listed on any national securities exchange. The amount of public information available with respect to event-linked instruments is generally less extensive than that which is available for issuers of registered or exchange listed securities. There can be no assurance that future regulatory determinations will not adversely affect the overall market for event-linked instruments.

Exchange-Traded Funds (“ETFs”)
ETFs are pooled investment vehicles that trade their shares on stock exchanges at market prices (rather than net asset value) and are only redeemable from the ETF itself in large increments or in exchange for baskets of securities. As an exchange traded security, an ETF’s shares are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, a particular segment of a securities index or market sector (“Passive ETFs”), or they may be actively managed (“Active ETFs”). An investment in an ETF generally involves the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies of the ETF, such as liquidity risk, sector risk and foreign and emerging market risk, as well as risks associated with equity securities, fixed income securities, real estate investments and commodities, as applicable. In addition, a Passive ETF may fail to accurately track the market segment or index that underlies its investment objective or may fail to fully replicate its underlying index, in which case the Passive ETF’s investment strategy may not produce the intended results. The way in which shares of ETFs are traded, purchased and redeemed involves certain risks. An ETF may trade at a price that is lower than its net asset value. Secondary market trading of an ETF may result in frequent price fluctuations, which in turn may result in a loss to a Fund. Additionally, there is no guarantee that an active market for the ETF’s shares will develop or be maintained. An ETF may fail to meet the listing requirements of any applicable exchanges on which it is listed. Further, trading in an  ETF may be halted if the trading in one or more of the securities held by an ETF is halted. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV and/or being more volatile than an ETF’s underlying securities.
A Fund will indirectly bear its proportionate share of any management fees and other operating expenses of an ETF in which it invests. A Fund may pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Exchange-Traded Notes (“ETNs”)
ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.
ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.
ETNs are subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.
An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.
The market value of ETN shares may differ from that of their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Fixed-Income Securities
Fixed-income securities include bonds, preferred, preference and convertible securities, notes, debentures, asset-backed securities (including those backed by mortgages), loan participations and assignments, equipment lease certificates, equipment trust certificates and conditional sales contracts. Generally, issuers of fixed-income securities pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values, and values accumulate over time to face value at maturity. The market prices of fixed-income securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of fixed-income securities decline when interest rates rise and increase when interest rates fall. Fixed-income securities are subject to risk factors such as sensitivity to interest rate and real or perceived changes in economic conditions, payment expectations, credit quality, liquidity and valuation. Fixed-income securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Fixed-income securities bear the risk of principal and interest default by the issuer, which will be greater with higher yielding, lower grade securities. During an economic downturn, the ability of issuers to service their debt may be impaired. The rating assigned to a fixed-income security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and a rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. If relevant to the Fund(s) in this SAI, corporate bond ratings are described in an appendix to the SAI (see the table of contents). Preferred stock and certain other hybrid securities may pay a fixed-dividend rate, but may be considered equity securities for purposes of a Fund’s investment restrictions (see “Preferred Stock” and “Hybrid Securities”).
The fixed-income securities market has been and may continue to be negatively affected by the COVID-19 pandemic. As with other serious economic disruptions, governmental authorities and regulators initially responded to this crisis with significant fiscal and monetary policy changes, including considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity. To the extent the Fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of the Fund’s uninvested cash. In 2022, the U.S. Federal Reserve began increasing interest rates and has signaled the potential for further increases, which could expose fixed-income and related markets to heightened volatility and could cause the value of the Fund’s investments, and the Fund’s net asset value to decline, potentially suddenly and significantly, which may negatively impact the Fund’s performance. It is difficult to accurately predict the pace at which the U.S. Federal Reserve will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. During periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates.

Foreign Currency Transactions
As measured in U.S. dollars, the value of assets denominated in foreign currencies may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. If the U.S. dollar rises in value relative to a foreign currency, a security denominated in that foreign currency will be worth less in U.S. dollars. If the U.S. dollar decreases in value relative to a foreign currency, a security denominated in that foreign currency will be worth more in U.S. dollars. A devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions (see “Forward Foreign Currency Exchange Contracts,” “Option Contracts,” “Futures Contracts” and “Swap Agreements – Currency Swaps” herein). Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits.

Foreign Investments
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, because foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements and regulatory measures comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation, currency blockage, political or social instability, or diplomatic developments, which could affect investments in those countries. If a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could also be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation. Any of these actions could adversely affect securities prices, impair the Fund’s ability to purchase or sell foreign securities, or transfer the Fund’s assets or income back to the United States, or otherwise adversely affect Fund operations. In the event of nationalization, expropriation or confiscation, the Fund could lose its entire investment in that country. The risks posed by such actions with respect to a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.
Other potential foreign market risks include exchange controls, difficulties in valuing securities, defaults on foreign government securities, and difficulties of enforcing favorable legal judgments in foreign courts. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, reinvestment of capital, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Certain economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States. Foreign countries may not have the infrastructure or resources to respond to natural and other disasters that interfere with economic activities, which may adversely affect issuers located in such countries. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. In addition, to the extent that a Fund holds such a security, one or more Fund intermediaries may decline to process customer orders with respect to such Fund unless and until certain representations are made by the Fund or the prohibited holdings are divested. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a Fund may incur losses.
The U.S. may renegotiate some or all of its global trade relationships and may impose or threaten to impose significant import tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions) could lead to price volatility and overall declines in U.S. and global investment markets. In addition, the Holding Foreign Companies Accountable Act (the “HFCAA”) could cause securities of a foreign (non-U.S.) company, including ADRs, to be delisted from U.S. stock exchanges if the company does not allow the U.S. government to oversee the auditing of its financial information. Although the requirements of the HFCAA apply to securities of all foreign (non-U.S.) issuers, the SEC has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, the Fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. The Fund may also need to seek other markets in which to transact in such securities, which could increase the Fund’s costs.
Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Pursuant to regulatory changes effective in May 2024, many U.S., Canadian, and Mexican securities transitioned to a “T+1” (trade date plus one day) settlement cycle, while securities trading in most other markets typically have longer settlement cycles. As a result, there can be potential operational, settlement and other risks for the Funds associated with differences in settlement cycles between markets. Payment for securities before delivery may be required and in some countries delayed settlements are customary, which increases the Fund’s risk of loss. The Fund generally holds its foreign securities and related cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security or any of their agents goes bankrupt. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains.
In addition, it is often more expensive to buy, sell and hold securities in certain foreign markets than in the United States. Foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. The fees paid to foreign banks and securities depositories generally are higher than those charged by  U.S. banks and depositories. The increased expense of investing in foreign markets reduces the amount earned on investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.

Depositary receipts (including American Depositary Receipts (“ADRs”) sponsored or unsponsored and Global Depositary Receipts (“GDRs”)) are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on foreign markets, exchange risk. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are established without the participation of the issuer. As a result, available information concerning the issuer of an unsponsored depository receipt may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. Unsponsored depositary receipts may involve higher expenses, may not pass through voting or other shareholder rights and they may be less liquid.
Unless otherwise provided in the Prospectus, in determining the domicile of an issuer, the investment adviser may consider the domicile determination of the Fund’s benchmark index or a leading provider of global indexes and may take into account such factors as where the company’s securities are listed, and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.
Global economies and financial markets are interconnected, and conditions in one country, region, or market could adversely impact economic conditions, market conditions, and issuers in other countries, regions, or markets. For example, a member state’s decision to leave the European Monetary Union and/or the European Union (“EU”), or any increased uncertainty as to the status of such entities, could have significant adverse effects on global currency and financial markets, and on the values of the Fund’s investments. The United Kingdom (“UK”) left the EU on January 31, 2020 (commonly known as “Brexit”) and on December 30, 2020, the EU and UK signed the EU-UK Trade and Cooperation Agreement governing the relationship between the UK and EU. Market uncertainty remains regarding  Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are not yet fully known. Moreover, the uncertainty about the ramifications of  Brexit may cause significant volatility and/or declines in the value of the Euro and the British pound. Brexit may create additional substantial economic stresses for the UK, including price volatility in UK stocks, capital outflows, wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. Brexit may also adversely affect UK-based financial firms that have counterparties in the EU or participate in market infrastructure (trading venues, clearing houses, settlement facilities) based in the EU. Political events, including nationalist unrest in Europe, uncertainties surrounding the sovereign debt of a number of EU countries and the viability of the EU (or the euro) itself, also may cause market disruptions. If one or more countries leave the EU (and/or abandon the euro) or the  EU dissolves, the world’s securities markets likely will be significantly disrupted.
On February 1, 2022, the European Union adopted a settlement discipline regime pursuant to Central Securities Depositories Regulation (“CSDR”) that introduced new measures for the authorization and supervision of European Union Central Security Depositories. CSDR aims to reduce the number of settlement fails that occur in European Economic Area (“EEA”) central securities depositories (“CSDs”) and address settlement fails where they occur. Under the regime, among other things, EEA CSDs are required to impose cash penalties on participants that cause settlement fails and distribute these to receiving participants. The CSDR requirements apply to transactions in transferable securities (e.g., stocks and bonds), money market instruments, shares of funds and emission allowances that will be settled through an EEA CSD and are admitted to trading or traded on an EEA trading venue or cleared by an EEA central counterparty. The Fund may bear the net effect of any penalties and credits incurred under the CSDR in respect of its trading, which could increase the Fund’s expenses and adversely affect Fund performance. The investment adviser may seek reimbursement from the relevant broker, agent, or sub-adviser (if applicable), as determined by the investment adviser from time to time, although there can be no assurance that the investment adviser will seek such reimbursement or that the Fund will recover or be reimbursed for any amounts at issue.

Forward Foreign Currency Exchange Contracts
See also “Derivative Instruments and Related Risks” herein. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect against an adverse change in the relationship between currencies or to increase exposure to a particular foreign currency. Cross-hedging may be done by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of instruments denominated in a different currency (or the basket of currencies and the underlying currency). Use of a different foreign currency (for hedging or non-hedging purposes) magnifies exposure to foreign currency exchange rate fluctuations. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. The precise matching of the forward contract amounts and the value of the instruments denominated in the corresponding currencies will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that the use of currency forwards may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that currency forwards may create exposure to currencies in which the Fund’s securities are not denominated. In addition, it may not be possible to hedge against long-term currency changes.

When a currency is difficult to hedge or to hedge against the U.S. dollar, the Fund may enter into a forward contract to sell a currency whose changes in value are generally considered to be linked to such currency. Currency transactions can result in losses if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the hedge is in place. If the Fund purchases a bond denominated in a foreign currency with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar.
Some of the forward foreign currency exchange contracts may be classified as non-deliverable forwards (“NDFs”). NDFs are cash-settled, forward contracts that may be thinly traded. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars, but may be settled in other currencies. They are often used to gain exposure to or hedge exposure to foreign currencies that are not internationally traded. NDFs may also be used to gain or hedge exposure to gold.

Forward Rate Agreements
See also “Derivative Instruments and Related Risks” herein. Under a forward rate agreement, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable. These instruments are traded in the OTC market.

Futures Contracts
See also “Derivative Instruments and Related Risks” herein. Futures contracts are standardized contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of the underlying reference instrument at a specified future date at a specified price. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the underlying asset. Upon purchasing or selling a futures contract, a purchaser or seller is required to deposit collateral (initial margin). Each day thereafter until the futures position is closed, the purchaser or seller will pay additional margin (variation margin) representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies. It is expected that other futures contracts will be developed and traded in the future. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Futures contracts are traded on exchanges or boards of trade that are licensed by the CFTC and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange or board.
Although some futures contracts call for making or taking delivery of the underlying reference instrument, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.

Hybrid Securities
Hybrid securities generally possess certain characteristics of both equity and debt securities. These securities may at times behave more like equity than debt, or vice versa. Preferred stocks, convertible securities, trust preferred securities and certain debt obligations are types of hybrid securities. The investment adviser has sole discretion to determine whether an investment has hybrid characteristics and generally will consider the instrument’s preference over the issuer’s common shares, the term of the instrument at the time of issuance and/or the tax character of the instrument’s distributions. Debt instruments with a preference over common shares and a perpetual term or a term at issuance of thirty years or more generally are considered by the investment adviser to be hybrid securities. Hybrid securities generally do not have voting rights or have limited voting rights. Because hybrid securities have both debt and equity characteristics, their values vary in response to many factors, including general market and economic conditions, issuer-specific events, changes in interest rates, credit spreads and the credit quality of the issuer, and, for convertible securities, factors affecting the securities into which they convert. Hybrid securities may be subject to redemption at the option of the issuer at a predetermined price. Hybrid securities may pay a fixed or variable rate of interest or dividends. The prices and yields of nonconvertible hybrid securities generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. If the issuer of a hybrid security experiences financial difficulties, the value of such security may be adversely affected similar to the issuer’s outstanding common stock or subordinated debt instruments. Trust preferred securities are issued by a special purpose trust that holds the subordinated debt of a company and, as such, are subject to the risks associated with such debt obligation. See also “Preferred Stock,” “Convertible Securities” and “Contingent Convertible Securities.”

Illiquid Investments
Certain investments are considered illiquid or restricted due to a limited trading market or legal or contractual restrictions on resale or transfer, or are otherwise illiquid because they cannot be sold or disposed of in seven calendar days or less under then-current market conditions without the sale or disposition significantly changing the market value of the investment. Such illiquid investments may include commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act and securities eligible for resale pursuant to Rule 144A thereunder. Rule 144A securities may increase the level of portfolio illiquidity if eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell illiquid investments at a price representing fair value until such time as the investments may be sold publicly. It also may be more difficult to determine the fair value of such investments for purposes of computing the Fund’s net asset value. Where registration is required, a considerable period of time may elapse between a decision to sell the investments and the time when the Fund would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may incur additional expense when disposing of illiquid investments, including all or a portion of the cost to register the investments. The Fund also may acquire investments through private placements under which it may agree to contractual restrictions on the resale of such investments that are in addition to applicable legal restrictions. Such restrictions might prevent the sale of such investments at a time when such sale would otherwise be desirable.
At times, a portion of the Fund’s assets may be invested in investments as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such investments. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such investments when the investment adviser believes it advisable to do so or may be able to sell such investments only at prices lower than if such investments were more widely held. It may also be more difficult to determine the fair value of such investments for purposes of computing the Fund’s net asset value. The SEC has recently proposed amendments to Rule 22e-4 under the 1940 Act (the liquidity rule) that, if adopted as proposed, would result in changes to the Fund’s liquidity classification framework and could potentially increase the percentage of the Fund’s investments deemed to be illiquid. See also “Restricted Securities.” In addition, the Fund’s operations and investment strategies may be adversely impacted if the proposed amendments are adopted.

Indexed Securities
See also “Derivative Instruments and Related Risks” herein. Indexed securities are securities that fluctuate in value with an index. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators (“reference prices”). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Indexed securities may include interest only (“IO”) and principal only (“PO”) securities, floating rate securities linked to the Cost of Funds Index (“COFI floaters”), other “lagging rate” floating securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), leveraged floating rate securities (“super floaters”), leveraged inverse floating rate securities (“inverse floaters”), dual index floaters, range floaters, index amortizing notes and various currency indexed notes. Indexed securities may be issued by the  U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities.

Inflation-Indexed (or Inflation-Linked) Bonds
Inflation-indexed bonds are fixed-income securities the principal value of which is periodically adjusted according to the rate of inflation. Inflation-indexed bonds are issued by governments, their agencies or instrumentalities and corporations. Two structures are common: The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon. The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of inflation. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore, the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the risk of changes in their yields. In certain jurisdictions outside the United States, the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements in the Consumer Price Index.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Investing in a Portfolio
The Board may discontinue the Fund’s investment in one or more Portfolios if it determines that it is in the best interest of the Fund and its shareholders to do so. In such an event, the Board would consider what action might be taken, including investing Fund assets in another pooled investment entity, instructing the investment adviser to invest Fund assets directly or retaining an investment adviser to manage Fund assets in accordance with its investment objective(s). The Fund’s investment performance and expense ratio may be affected if its investment structure is changed or if another Portfolio investor withdraws all or a portion of its investment in the Portfolio.

Investments in the Subsidiary
The Subsidiary is organized under the laws of the Cayman Islands, and is overseen by a sole director affiliated with Eaton Vance. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The Subsidiary expects to invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, backed by a portfolio of inflation-indexed securities and other fixed-income securities and is also permitted to invest in any other investments permitted by the Fund. To the extent that the Fund invests in the Subsidiary, the Fund will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the Prospectus and this SAI.
While the Subsidiary may be operated similarly to the Fund, it is not registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to the investor protections of the 1940 Act and other  U.S. regulations. Changes in the laws of the U.S. and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and this SAI and could negatively affect the Fund and its shareholders.

Junior Loans
Due to their lower place in the borrower’s capital structure and possible unsecured status, certain loans (“Junior Loans”) involve a higher degree of overall risk than Senior Loans (described below) of the same borrower. Junior Loans may be direct loans or purchased either in the form of an assignment or a loan participation. Junior Loans are subject to the same general risks inherent in any loan investment (see “Loans” below). Junior Loans include secured and unsecured subordinated loans, as well as second lien loans and subordinated bridge loans. A second lien loan is generally second in line in terms of repayment priority and may have a claim on the same collateral pool as the first lien, or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.
Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding and may be converted into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower with an outstanding bridge loan may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. From time to time, the Fund may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Fund receives a fee.
For additional disclosure relating to investing in loans (including Junior Loans), see “Loans” below.

Liquidity or Protective Put Agreements
See also “Derivative Instruments and Related Risks” herein. The Fund may enter into a separate agreement with the seller of an instrument or some other person granting the Fund the right to put the instrument to the seller thereof or the other person at an agreed upon price. Interest income generated by certain municipal bonds with put or demand features may be taxable.

Loans
Loans may be primary, direct investments or investments in loan assignments or participation interests. A loan assignment represents a portion or the entirety of a loan and a portion of the entirety of a position previously attributable to a different lender. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement and has the same rights and obligations as the assigning investor. However, assignments through private negotiations may cause the purchaser of an assignment to have different and more limited rights than those held by the assigning investor. Loan participation interests are interests issued by a lender or other entity and represent a fractional interest in a loan. The Fund typically will have a contractual relationship only with the financial institution that issued the participation interest. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the financial institution and only upon receipt by such entity of such payments from the borrower. In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other investors through set-off against the borrower and the Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation interest. As a result, the Fund may assume the credit risk of both the borrower and the financial institution issuing the participation interest. In the event of the insolvency of the entity issuing a participation interest, the Fund may be treated as a general creditor of such entity.
Loans may be originated by a lending agent, such as a financial institution or other entity, on behalf of a group or “syndicate” of loan investors (the “Loan Investors”). In such a case, the agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to pursue appropriate remedies against the borrower.

Loan investments may be made at par or at a discount or premium to par. The interest payable on a loan may be fixed or floating rate, and paid in cash or in-kind. In connection with transactions in loans, the Fund may be subject to facility or other fees. Loans may be secured by specific collateral or other assets of the borrower, guaranteed by a third party, unsecured or subordinated. During the term of a loan, the value of any collateral securing the loan may decline in value, causing the loan to be under  collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under the loan. In addition, if a loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.
A lender’s repayment and other rights primarily are determined by governing loan, assignment or participation documents, which (among other things) typically establish the priority of payment on the loan relative to other indebtedness and obligations of the borrower. A borrower typically is required to comply with certain covenants contained in a loan agreement between the borrower and the holders of the loan. The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, and the nature of the collateral securing the loan. Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event covenants are breached. The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants. Loans to entities located outside of the  U.S. (including to sovereign entities) may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks. In the event of bankruptcy, applicable law may impact a lender’s ability to enforce its rights. The Fund may have difficulties and incur expense enforcing its rights with respect to non-U.S. loans and such loans could be subject to bankruptcy laws that are materially different than in the U.S. Sovereign entities may be unable or unwilling to meet their obligations under a loan due to budgetary limitations or economic or political changes within the country.
Investing in loans involves the risk of default by the borrower or other party obligated to repay the loan. In the event of insolvency of the borrower or other obligated party, the Fund may be treated as a general creditor of such entity unless it has rights that are senior to that of other creditors or secured by specific collateral or assets of the borrower. Fixed-rate loans are also subject to the risk that their value will decline in a rising interest rate environment. This risk  is mitigated for floating-rate loans, where the interest rate payable on the loan resets periodically by reference to a base lending rate. The base lending rate historically was the London Interbank Offered Rate (LIBOR), the U.S. federal funds rate, the prime rate or other base lending rates used by commercial lenders.
The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of the borrower or other entity obligated to repay a loan. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any collateral or other assets securing the loan or acquired as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any collateral or other assets so acquired; and (iii) taking such other actions (including, but not limited to, payment of operating or similar expenses relating to the collateral) as the investment adviser may deem appropriate to reduce the likelihood or severity of loss on the Fund’s investment and/or maximize the return on such investment. The Fund will incur additional expenditures in taking protective action with respect to loans in (or anticipated to be in) default and assets securing such loans. In certain circumstances, the Fund may receive equity or equity-like securities from a borrower to settle the loan or may acquire an equity interest in the borrower. Representatives of the Fund also may join creditor or similar committees relating to loans.
Lenders can be sued by other creditors and the debtor and its shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund’s security interest in any loan collateral or subordinate the Fund’s rights under the loan agreement to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund’s security interest in loan collateral. If any of these events occur, the Fund’s performance could be negatively affected.
Interests in loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many loans. As described below, a secondary market exists for many Senior Loans, but it may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in loans to or acquire them from the Fund or may be intermediate participants with respect to loans in which the Fund owns interests. Such banks may also act as agents for loans held by the Fund.
To the extent that legislation or state or U.S. federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of loans.

For additional disclosures relating to Junior and Senior Loans, see “Junior Loans” and “Senior Loans” herein.
Lower Rated Investments
Lower rated investments (commonly referred to as “junk”) are of below investment grade quality and generally provide greater income potential and/or increased opportunity for capital appreciation than higher quality investments but they also typically entail greater potential price volatility and principal and income risk. Lower rated investments are regarded as predominantly speculative with respect to the entity’s continuing ability to make timely principal and interest payments. Also, their yields and market values may fluctuate more than higher rated investments. Fluctuations in value do not affect the cash income from lower rated investments, but are reflected in the Fund’s net asset value. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower rated and unrated investments to be less creditworthy. The secondary market for lower rated investments may be less liquid than the market for higher grade investments and may be more severely affected than other financial markets by economic recession or substantial interest rate increases, changing public perceptions, or legislation that limits the ability of certain categories of financial institutions to invest in lower rated investments.

Master Limited Partnerships (“MLPs”)
MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors. Individuals and certain other non-corporate entities, such as partnerships, are generally allowed a deduction for 20% of “qualified publicly traded partnership income” such as income from MLPs. However, the law does not include any provision for a RIC to pass the character of its qualified publicly traded partnership income through to its shareholders. As a result, an investor who invests directly in MLPs will be able to receive the benefit of that deduction, while a shareholder of the Fund will not.

Money Market Instruments
Money market instruments include short term, high quality, U.S. dollar denominated instruments such as commercial paper, certificates of deposit and bankers’ acceptances issued by  U.S. or foreign banks, and Treasury bills and other obligations with a maturity of one year or less, including those issued or guaranteed by U.S. Government agencies and instrumentalities. See “U.S. Government Securities” below. Certificates of deposit or time deposits are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.
The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the  U.S. and generally will be subject to the risks associated with the holding of such property overseas. Various provisions of U.S. law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. The obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by U.S. federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.
Money market instruments are often acquired directly from the issuers thereof or otherwise are normally traded on a  net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; adverse economic, political or other developments affecting domestic issuers of money market securities; changes in the credit quality of issuers; and default by a counterparty. These securities may be subject to U.S.  federal income, state income and/or other taxes. Instead of investing in money market instruments directly, the Fund may invest in an affiliated or unaffiliated money market fund. A low or negative interest rate environment could, and a prolonged low or negative interest rate environment is likely to, result in negative rates on investments in money market funds and similar cash management products. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective(s) and other policies.
Money market funds and the securities in which they invest are subject to comprehensive regulations. The SEC has adopted amendments to money market fund regulation that, among other things, increase the daily and weekly liquid asset requirements; require certain money market funds to impose discretionary and mandatory liquidity fees; and permit government money market funds that are experiencing a negative gross yield as a result of negative interest rates to either convert from a stable share price to a floating share price or reduce the number of shares outstanding (e.g., through a reverse stock split) to maintain a stable net asset value per share, subject to certain board determinations and disclosures to shareholders. The SEC and other government agencies continue to review the regulation of money market funds and may implement additional regulatory changes in the future. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds, including the money market funds in which the Fund may invest.

Mortgage-Backed Securities (“MBS”)
MBS are “pass through” securities, meaning that a pro rata share of regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder. MBS may include conventional mortgage pass through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped securities (described herein), floating rate mortgage-backed securities and certain classes of multiple class CMOs. MBS pay principal to the holder over their term, which differs from other forms of debt securities that normally provide for principal payment at maturity or specified call dates. MBS are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, investments in MBS involve certain specific risks, including the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes, and the effects of prepayments on mortgage cash flows and that any guarantee or other structural feature, if present, is insufficient to enable the timely payment of interest and principal on the MBS. Although certain MBS are guaranteed as to timely payment of interest and principal by a government-sponsored enterprise, the market price for such securities is not guaranteed and will fluctuate. Certain MBS may be purchased on a when-issued basis subject to certain limitations and requirements.
There are currently four types of  MBS: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”); (2) those issued by private issuers that represent an interest in or are collateralized by pass through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; (3) those issued by the U.S. Government or one of its agencies or instrumentalities without a government guarantee, such as credit risk transfer bonds; and (4) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass through securities without a government guarantee but that usually have some form of private credit enhancement. Privately issued MBS are structured similar to GNMA, FNMA and FHLMC MBS, and are issued by originators of, or investors in, mortgage loans, including depositary institutions, mortgage banks and special purpose subsidiaries of the foregoing.
GNMA Certificates and FNMA Mortgage-Backed Certificates are MBS representing part ownership of a pool of mortgage loans. GNMA loans (issued by lenders such as mortgage bankers, commercial banks and savings and loan associations) are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers, and packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government; however, they are supported by the right of FNMA to borrow from the U.S. Treasury Department.
FHLMC, a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates (“PCs”) representing undivided interest in FHLMC’S mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly “conventional” mortgages rather than mortgages insured or guaranteed by a U.S. federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates.
While it is not possible to accurately predict the life of a particular issue of  MBS, the actual life of any such security is likely to be substantially less than the final maturities of the mortgage loans underlying the security. This is because unscheduled early prepayments of principal on MBS will result from the prepayment, refinancings or foreclosure of the underlying mortgage loans in the mortgage pool. Prepayments of MBS may not be able to be reinvested at the same interest rate. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, MBS are less effective than other types of obligations as a means of “locking-in” attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of MBS may have a comparable risk of decline in market value during periods of rising interest rates. If MBS are purchased at a premium above their par value, a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment. If MBS have been purchased at a discount from their par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current returns and will accelerate the recognition of income, which, when distributed to Fund shareholders, will be taxable as ordinary income.

Mortgage Dollar Rolls
In a mortgage dollar roll, the Fund sells MBS for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) MBS on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the MBS. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sales. Cash proceeds may be invested in instruments that are permissible investments for the Fund. The use of mortgage dollar rolls is a speculative technique involving leverage. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or permissible liquid assets earmarked or in a segregated account to secure the obligation for the forward commitment to buy MBS, or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction.

Municipal Lease Obligations (“MLOs”)
An MLO is a bond that is secured by lease payments made by the party, typically a state or municipality, leasing the facilities (e.g., schools or office buildings) that were financed by the bond. Such lease payments may be subject to annual appropriation or may be made only from revenues associated with the facility financed. In other cases, the leasing state or municipality is obligated to appropriate funds from its general tax revenues to make lease payments as long as it utilizes the leased property. MLOs, like other municipal debt obligations, are subject to the risk of non-payment. Although MLOs do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations may be secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A certificate of participation (also referred to as a “participation”) in a municipal lease is an instrument evidencing a pro rata share in a specific pledged revenue stream, usually lease payments by the issuer that are typically subject to annual appropriation. The certificate generally entitles the holder to receive a share, or participation, in the payments from a particular project.
MLOs and participations therein represent a type of financing that may not have the depth of marketability associated with more conventional securities and, as such, they may be less liquid than conventional securities. Certain MLOs may be deemed illiquid for the purpose of the Fund’s limitation on investments in illiquid investments.
The ability of issuers of MLOs to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among U.S. federal, state and local governmental units. Such non-payment would result in a reduction of income from and value of the obligation. Issuers of  MLOs might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of MLOs could experience delays and limitations with respect to the collection of principal and interest on such MLOs and may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer’s obligations on such securities or otherwise incur costs to protect its rights, which may increase the Fund’s operating expenses and adversely affect the net asset value of the Fund. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Fund would not have the right to take possession of the assets. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

Municipal Obligations
Municipal obligations include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. Certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Some bonds may pay interest at a variable or floating rate. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation. Municipal obligations also include trust certificates representing interests in municipal securities held by a trustee. The trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities.
In general, there are three categories of municipal obligations, the interest on which is exempt from U.S. federal income tax and is not a tax preference item for purposes of the  AMT: (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986, which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for U.S. federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.
Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular U.S. federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item that could subject the recipient to or increase the recipient’s liability for the  AMT.

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.
Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many lower rated bonds provide additional security in the form of a debt service reserve fund that may also be used to make principal and interest payments on the issuer’s obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution. Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity that owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue. The Fund may on occasion acquire revenue bonds that carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time. Investing in revenue bonds may involve (without limitation) the following risks.
Hospital bond ratings are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels. A hospital’s income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.
Education-related bonds are comprised of two types: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and U.S. federal funding, or changes in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Student loan revenue bonds are generally offered by state (or sub-state) authorities or commissions and are backed by pools of student loans.  Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students that may be supported by reserves or other forms of credit enhancement. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in U.S. federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued  U.S. federal interest and other program subsidies currently in effect.
Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.
Industrial development bonds (“IDBs”) are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.
Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snow pack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and U.S. federal environmental mandates are challenges faced by issuers of water and sewer bonds.
The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status. There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been instances of defaults and bankruptcies involving municipal obligations that were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any real estate, facilities or other assets so acquired; and (iii) taking such other actions as the adviser (including, but not limited to, payment of operating or similar expenses of the underlying project) may deem appropriate to reduce the likelihood or severity of loss on the fund’s investment. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.
Historically, municipal bankruptcies have been rare and certain provisions of the  U.S. Bankruptcy Code governing such bankruptcy are unclear. Further, the application of state law to municipal obligation issuers could produce varying results among the states or among municipal obligation issuers within a state. These uncertainties could have a significant impact on the prices of the municipal obligations in which the Fund invests. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. Developments such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation can affect municipal obligations in the same sector. As the similarity in issuers of municipal obligations held by the Fund increases, the potential for fluctuations in the Fund’s share price also may increase.
The Commonwealth of Puerto Rico and its related issuers have faced and are currently experiencing financial difficulties, including persistent government budget deficits,  underfunded public pension benefit obligations, underfunded government retirement systems, sizable debt service obligations and a high unemployment rate. Several rating agencies have downgraded a number of securities issued in Puerto Rico to below investment-grade, and Puerto Rico has previously missed payments on its general obligation debt. As a result of Puerto Rico’s fiscal challenges, it entered into a process analogous to a bankruptcy proceeding in U.S. courts. In March 2022, Puerto Rico received court approval to be released from bankruptcy through a large restructuring of its  U.S. municipal debt. The restructuring was recommended by an oversight board, an unelected body that shares power with elected officials, that is federally mandated to oversee Puerto Rico’s finances. Pursuant to U.S. federal law, the oversight board will remain intact and can only disband after Puerto Rico experiences four consecutive years of balanced budgets. Further legislation by the U.S. Congress, or actions by the oversight board established by the Puerto Rico Oversight, Management, and Economic Stability Act, among other factors, could have a negative impact on the marketability, liquidity, or value of certain investments held by the Fund and could reduce the Fund’s performance.
In addition, Puerto Rico has faced significant out-migration relating to its economic difficulties, eroding the Commonwealth’s economic base and creating additional further uncertainty regarding its ability to meet its future repayment obligations. The Puerto Rican constitution prioritizes general obligation bonds over revenue bonds, so that all tax revenues, even those pledged to revenue bondholders, can be applied first to general obligation bonds and other Commonwealth-guaranteed debt if other revenues are insufficient to satisfy such obligations.
The secondary market for some municipal obligations issued within a state (including issues that are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Municipal obligations that are rated below investment grade but that, subsequent to the assignment of such rating, are backed by escrow accounts containing  U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment. Defaulted obligations are denoted in the “Portfolio of Investments” in the “Financial Statements” included in the Fund’s reports to shareholders.
The yields on municipal obligations depend on a variety of factors, including purposes of the issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody’s, S&P and  Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate, and in the case of insurers, other factors including the claims-paying ability of such insurer. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Fund will be affected by such changes.

Operational Risk
The Fund’s service providers, including the investment adviser, may experience disruptions or operating errors that could negatively impact the Fund. Disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect the Fund’s ability to conduct business, in particular if the Fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. While service providers are expected to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from the Fund’s in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. It also is not possible for Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. To the extent the investment adviser or other service providers use or rely on proprietary and/or third-party technology and data, such uses are subject to operational risks associated with processing or human errors, systems or technology failures, cyber attacks, and errors caused by third party service providers and data sources. Additionally, legal and regulatory changes, such as those related to information privacy and data protection, may have an impact on the use of existing or emerging technologies, and may impact the investment adviser and the Fund. These and other operational risks could impede the Fund’s ability to effectively implement its investment strategy.

Option Contracts
See also “Derivative Instruments and Related Risks” herein. An option contract is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the reference instrument (or the cash) upon payment of the exercise price or to pay the exercise price upon delivery of the reference instrument (or the cash). Upon exercise of an index option, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. Options may be “covered,” meaning that the party required to deliver the reference instrument if the option is exercised owns that instrument (or has set aside sufficient assets to meet its obligation to deliver the instrument). Options may be listed on an exchange or traded in the OTC market. In general, exchange-traded options have standardized exercise prices and expiration dates and may require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to counterparty risk. The ability of the Fund to transact business with any one or any number of counterparties, the lack of any independent evaluation of the counterparties or their financial capabilities, and the absence of a regulated market to facilitate settlement, may increase the potential for losses to the Fund. OTC options also involve greater liquidity risk. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes limited. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. Derivatives on economic indicators generally are offered in an auction format and are booked and settled as OTC options. Options on futures contracts are discussed herein under “Futures Contracts.”
If a written option expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If a purchased option expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, reference instrument, exercise price, and expiration). A capital gain will be realized from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a capital loss will be realized. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, the current market price of the reference instrument in relation to the exercise price of the option, the volatility of the reference instrument, and the time remaining until the expiration date. There can be no assurance that a closing purchase or sale transaction can be consummated when desired.

Straddles are a combination of a call and a put written on the same reference instrument. Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open or close. In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.
The writer of an option has no control over the time when it may be required to fulfill its obligation under the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying reference instrument at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose the premium it paid for the option. Furthermore, if trading restrictions or suspensions are imposed on options markets, the Fund may be unable to close out a position.
Options positions are marked to market daily. The value of options is affected by changes in the value and dividend rates of the securities underlying the option or represented in the index underlying the option, changes in interest rates, changes in the actual or perceived volatility of the relevant index or market and the remaining time to the options’ expiration, as well as trading conditions in the options market. The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that would not be reflected concurrently in the options markets.

Option Strategy
The Fund implements the Option Strategy or Enhancement Strategy, as further described under “Investment Objective & Principal Policies and Risks” in the Prospectus, whereby it writes a series of call and put option spread combinations on the S&P 500® Composite Stock Price Index (S&P 500® Index) and/or a proxy for the S&P 500® Index (such as  SPDR Trust Series I units (SPDRs)).

Participation in the ReFlow Liquidity Program
The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at  ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the  ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s investment objective, policies or anticipated performance. In accordance with U.S.  federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will purchase Class I shares (or, if applicable Class A shares) at net asset value and will not be subject to any sales charge (in the case of Class A shares), investment  minimum or redemption fee applicable to such shares. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s redemption-in-kind policies described under “Redeeming Shares” in the Prospectus. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the two round-trips within 90 days limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the Prospectus. The investment adviser believes that the program assists in stabilizing the Fund’s net assets to the benefit of the Fund and its shareholders. To the extent the Fund’s net assets do not decline, the investment adviser may also benefit. From time to time  ReFlow may pledge fund shares as collateral in connection with its borrowings from third-party lenders.

Pooled Investment Vehicles
The Fund may invest in pooled investment vehicles including other open-end or closed-end investment companies affiliated or unaffiliated with the investment adviser, exchange-traded funds (described herein) and other collective investment pools in accordance with the requirements of the 1940 Act, and the rules, regulations and interpretations thereunder. Closed-end investment company securities are usually traded on an exchange. The demand for an exchange-traded closed-end fund’s securities is independent of the demand for the underlying portfolio assets, and accordingly, such securities can trade at a discount from, or a premium over, their net asset value. The Fund generally will indirectly bear its proportionate share of any management fees paid by a pooled investment vehicle in which it invests in addition to the investment advisory fee paid by the Fund.

Portfolio Turnover
A change in the securities held by the Fund is known as “portfolio turnover” and generally involves expense to the Fund, including brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income to taxable shareholders. The Fund’s portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities — excluding securities whose  maturities at acquisition were one year or less. The Fund’s portfolio turnover rate is not a limiting factor when the investment adviser considers a change in the Fund’s portfolio holdings. The portfolio turnover rate(s) of the Fund for recent fiscal periods is included in the Financial Highlights in the Prospectus.

Preferred Stock
Preferred stock represents an equity interest in a corporation, company or trust that has a higher claim on the assets and earnings than common stock. Preferred stock usually has limited voting rights. Preferred stock involves credit risk, which is the risk that a preferred stock will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. A company’s preferred stock generally pays dividends after the company makes the required payments to holders of its bonds and other debt instruments but before dividend payments are made to common stockholders. However, preferred stock may not pay scheduled dividends or dividends payments may be in arrears. The value of preferred stock may react more strongly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects. Certain preferred stocks may be convertible to common stock. See “Convertible Securities” and “Contingent Convertible Securities.” Preferred stock may be subject to redemption at the option of the issuer at a predetermined price. In the event of redemption, a Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities, and  U.S. government securities. Because they may make regular income payments, preferred stocks may be considered fixed-income securities for purposes of a Fund’s investment restrictions.

Real Estate Investments
Real estate investments, including real estate investment trusts (“REITs”), are sensitive to factors, such as changes in: real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have a magnified effect to the extent that investments concentrate in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates. By investing in REITs, the Fund indirectly will bear REIT expenses in addition to its own expenses.
Private REITs are unlisted, which may make them difficult to value and less liquid. Moreover, private REITs are generally exempt from 1933 Act registration and, as such, the amount of public information available with respect to private REITs may be less extensive than that available for publicly traded REITs. Shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers. REITs are also subject to credit, market, liquidity and interest rate risks.
Individuals and certain other non-corporate entities, such as partnerships, are generally allowed a deduction for 20% of qualified REIT dividends. A RIC may pass the character of its qualified REIT dividends through to its shareholders provided certain holding period requirements are met. See “Taxes” for additional information.
REITs may issue debt securities to fund their activities. The value of these debt securities may be affected by changes in the value of the underlying property owned by the REIT, the creditworthiness of the REIT, interest rates, and tax and regulatory requirements, among other things.

Regulatory and Legal Risk
U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by a Fund, the strategies used by a Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders. For example, the SEC recently adopted amendments to rules related to fund names and related strategies, which will result in costs to some funds in amending their names and/or strategies accordingly. In addition, a rapidly expanding or otherwise more aggressive regulatory environment may impose greater costs on all sectors and on financial services companies in particular.

Repurchase Agreements
Repurchase agreements involve the purchase of a security coupled with an agreement to resell at a specified date and price. In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. The Fund bears the risk of a counterparty’s failure to meet its obligation to pay the repurchase price when it is required to do so. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights thereto; (ii) possible reduced levels of income and lack of access to income during this period; and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement. Entering into repurchase agreements entails additional risks, which include the risk that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Repurchase agreements maturing in more than seven days that the investment adviser believes may not be terminated within seven days at approximately the amount at which the Fund has valued the agreements are considered illiquid securities. Unless the Prospectus states otherwise, the terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Residual Interest Bonds
The Fund may invest in residual interest bonds in a trust that holds municipal securities (a “Tender Option Bond trust” or “TOB trust”). The interest rate payable on a residual interest bond (which may be reset periodically by a Dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index) bears an inverse relationship to the interest rate on another security issued by the TOB trust. Because changes in the interest rate on the other security inversely affect the interest paid on the residual interest bond, the value and income of a residual interest bond is generally more volatile than that of a fixed rate bond. Residual interest bonds have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Residual interest bonds have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. While residual interest bonds expose the Fund to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to the Fund’s restrictions on borrowings.
Under certain circumstances, the Fund may enter into a so-called shortfall and forbearance agreement relating to a residual interest bond held by the Fund. Such agreements commit the Fund to reimburse the difference between the liquidation value of the underlying security (which is the basis of the residual interest bond) and the principal amount due to the holders of the floating rate security issued in conjunction with the residual interest bond upon the termination of the TOB trust issuing the residual interest bond. Absent a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. If the Fund chooses not to enter into such an agreement, the residual interest bond could be terminated and the Fund could incur a loss. The Fund’s investments in residual interest bonds and similar securities described in the Prospectus and this SAI will not be considered borrowing for purposes of the Fund’s restrictions on borrowing described herein and in the Prospectus.
On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs as such programs were commonly structured prior to the effective date of the Volcker Rule and (ii) continuing relationships with or services for existing residual interest bond programs. In response to the Volcker Rule, industry participants developed alternative structures for residual interest bond programs in which service providers may be engaged to assist with establishing, structuring and sponsoring the programs. The service providers, such as administrators, liquidity providers, trustees and  remarketing agents act at the direction of, and as agent of, the Fund holding the residual interests. In addition, the Fund, rather than a bank entity, may act as the sponsor of the TOB trust and undertake certain responsibilities that previously belonged to the sponsor bank. Although the Fund may use third-party service providers to complete some of these additional responsibilities, sponsoring a TOB trust may give rise to certain additional risks, including compliance, securities law and operational risks.

Restricted Securities
Restricted securities cannot be sold to the public without registration under the 1933 Act. Unless registered for sale, restricted securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities may be considered illiquid and subject to the Fund’s limitation on illiquid securities.
Restricted securities may involve a high degree of business and financial risk which may result in substantial losses. The securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund. The Fund may invest in restricted securities, including securities initially offered and sold without registration pursuant to Rule 144A (“Rule 144A Securities”) and securities of  U.S. and non-U.S. issuers initially offered and sold outside the United States without registration with the SEC pursuant to Regulation S (“Regulation S Securities”) under the 1933 Act. Rule 144A Securities and Regulation S Securities generally may be traded freely among certain qualified institutional investors, such as the Fund, and non-U.S. persons, but resale to a broader base of investors in the United States may be permitted only in much more limited circumstances.
The Fund also may purchase restricted securities that are not eligible for resale pursuant to Rule 144A or Regulation S. The Fund may acquire such securities through private placement transactions, directly from the issuer or from security holders, generally at higher yields or on terms more favorable to investors than comparable publicly traded securities. However, the restrictions on resale of such securities may make it difficult for the Fund to dispose of them at the time considered most advantageous and/or may involve expenses that would not be incurred in the sale of securities that were freely marketable. Risks associated with restricted securities include the potential obligation to pay all or part of the registration expenses in order to sell certain restricted securities. A considerable period of time may elapse between the time of the decision to sell a security and the time the Fund may be permitted to sell it under an effective registration statement and/or after an applicable waiting period. If adverse conditions were to develop during this period, the Fund might obtain a price that is less favorable than the price that was prevailing at the time it decided to sell. See also “Illiquid Investments.”

Reverse Repurchase Agreements
Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. The Fund may enter into a reverse repurchase agreement for various purposes, including, but not limited to, when it is able to invest the cash acquired at a rate higher than the cost of the agreement or as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets. In a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the value of the Fund. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Rights and Warrants
See also “Derivative Instruments and Related Risks” herein. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are typically issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants.)

Royalty Bonds
Royalty bonds include debt securities collateralized by pharmaceutical royalty interests (“Royalty Bonds”). Pharmaceutical royalty streams are created when the owner of a patent on a pharmaceutical product licenses the discovery to a larger commercial entity for further development, while maintaining a royalty interest on future sales of the product. Royalty Bonds are created when the royalty owner borrows against the royalty stream by issuing debt collateralized by the royalty. Royalty Bond investors receive interest and principal payments collateralized and funded by the stream of royalty payments. Royalty Bonds are typically offered in a private placement pursuant to Section 4(a)(2) of the 1933 Act and are restricted as to resale.
Because Royalty Bonds are restricted securities and because of the proprietary nature of the underlying pharmaceutical product licenses, it may take longer to liquidate Royalty Bond positions than would be the case for other securities. Royalty Bonds are also subject to the industry risks associated with health sciences companies.

Securities Lending
The Fund may lend its portfolio securities to major banks, broker-dealers and other financial institutions in compliance with the 1940 Act. No lending may be made with any companies affiliated with the investment adviser. These loans earn income and are collateralized by cash, securities or letters of credit. The Fund may realize a loss if it is not able to invest cash collateral at rates higher than the costs to enter into the loan. The Fund invests cash collateral in an unaffiliated money market fund that operates in compliance with the requirements of Rule 2a-7 under the 1940 Act and seeks to maintain a stable $1.00 net asset value per share. When the loan is closed, the lender is obligated to return the collateral to the borrower. The lender could suffer a loss if the value of the collateral is below the market value of the borrowed securities or if the borrower defaults on the loan. The lender may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. The investment adviser will use its reasonable efforts to instruct the securities lending agent to terminate loans and recall securities with voting rights so that the securities may be voted in accordance with the Fund’s proxy voting policy and procedures. See “Taxes” for information on the tax treatment of payments in lieu of dividends received pursuant to securities lending arrangements.

Senior Loans
Senior Loans are loans that are senior in repayment priority to other debt of the borrower. Senior Loans generally pay interest that floats, adjusts or varies periodically based on benchmark indicators, specified adjustment schedules or prevailing interest rates. Senior Loans are often secured by specific assets or “collateral,” although they may not be secured by collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”), generally referred to as a “syndicate.” The Agent typically administers and enforces the Senior Loan on behalf of the Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of, a Senior Loan. Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein.

Loan Collateral. Borrowers generally will, for the term of the Senior Loan, pledge collateral to secure their obligation. In addition, Senior Loans may be guaranteed by or secured by assets of the borrower’s owners or affiliates. During the term of the Senior Loan, the value of collateral securing the Loan may decline in value, causing the Loan to be under-collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under a Senior Loan. In addition, if a Senior Loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.
Fees. The Fund may receive a facility fee when it buys a Senior Loan, and pay a facility fee when it sells a Senior Loan. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower or an amendment fee.
Loan Administration. In a typical Senior Loan, the Agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the Agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to use appropriate remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve the risk of fraud by the borrower. It is unclear whether an investment in a Senior Loan offers the securities law protections against fraud and misrepresentation.
A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving other Interposed Persons (as defined below), similar risks may arise.
Additional Information. The Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. While such investments may provide opportunities for enhanced income as well as capital appreciation, they generally involve greater risk and may be considered speculative. The Fund may from time to time participate in ad-hoc committees formed by creditors to negotiate with the management of financially troubled borrowers. The Fund may incur legal fees as a result of such participation. In addition, such participation may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund also may expose the Fund to potential liabilities under bankruptcy or other laws governing the rights of creditors and debtors. The Fund will participate in such committees only when the investment adviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of a Senior Loan held by the Fund.
In some instances, other accounts managed by the investment adviser may hold other securities issued by borrowers the Senior Loans of which may be held by the Fund. These other securities may include, for example, debt securities that are subordinate to the Senior Loans held by the Fund, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the borrower deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the borrower’s Senior Loans. In such cases, the investment adviser may owe conflicting fiduciary duties to the Fund and other client accounts. The investment adviser will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases, certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment adviser’s client accounts collectively held only a single category of the issuer’s securities. See “Potential Conflicts of Interest.”
The Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Fund’s investment policies.
The Fund will generally acquire participations only if the Loan Investor selling the participation, and any other persons interpositioned between the Fund and the Loan Investor (an “Interposed Person”), at the time of investment, has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by S&P or Baa or P- 3 or higher by Moody’s or comparably rated by another nationally recognized statistical ratings organization) or determined by the investment adviser to be of comparable quality.
For additional disclosure relating to investing in loans (including Senior Loans), see “Loans” above.

Short Sales
Short sales are transactions in which a party sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the party must borrow the security to make delivery to the buyer. When the party is required to return the borrowed security, it typically will purchase the security in the open market. The price at such time may be more or less than the price at which the party sold the security. Until the security is replaced, the party is required to repay the lender any dividends or interest, which accrues during the period of the loan. To borrow the security, it also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Transaction costs are incurred in effecting short sales. A short seller will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which it replaces the borrowed security. A gain will be realized if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the short seller may be required to pay, if any, in connection with a short sale. Short sales may be “against the box” or uncovered. In a short sale “against the box,” at the time of the sale, the short seller owns or has the immediate and unconditional right to acquire the identical security at no additional cost. In an uncovered short sale, the short seller does not own the underlying security and, as such, losses from uncovered short sales may be significant. Further, if other short positions of the same security are closed out at the same time, a “short squeeze” can occur where demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price. The Fund may sell short securities representing an index or basket of securities whose constituents the Fund holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Fund.

Short-Term Trading
Fixed-income securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, such a security may be sold and another purchased at approximately the same time to take advantage of what is believed to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.

Significant Exposure to Health Sciences Companies
Because the Fund may invest a significant portion of its assets in pharmaceutical, biotechnology, life sciences, and health care equipment and services companies, the value of Fund shares may be affected by developments that adversely affect such companies and may fluctuate more than that of a fund that invests more broadly. Many health sciences companies are subject to substantial governmental regulations that can affect their prospects. Changes in governmental policies, such as reductions in the funding of third-party payment programs, may have a material effect on the demand for particular health care products and services. Regulatory approvals (often entailing lengthy application and testing procedures) are also generally required before new drugs and certain medical devices and procedures may be introduced. Many of the products and services of companies engaged in medical research and health care are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, such products are subject to risks such as the appearance of toxic effects following commercial introduction and manufacturing difficulties. The enforcement of patent, trademark and other intellectual property laws will affect the value of many such companies. Health sciences companies include companies that offer limited products or services or that are at the research and developmental stage with no marketable or approved products or technologies.

Significant Exposure to Smaller Companies
The investment risk associated with smaller companies is higher than that normally associated with larger, more established companies due to the greater business risks associated with small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger companies. The securities of small companies are often traded only over-the-counter and may not be traded in the volumes typical of trading on a national securities exchange. As a result, stocks of smaller companies are often more volatile than those of larger companies, which are often traded on a national securities exchange, may be more difficult and may take longer to liquidate at fair value than would be the case for the publicly traded securities of a large company.

Significant Exposure to Utilities and Financial Services Sectors
Because the Fund may invest a significant portion of its assets in the utilities and financial services sectors, the value of Fund shares may be affected by events that adversely affect those sectors and may fluctuate more than that of a fund with broader exposure. The utilities sector includes companies engaged in the manufacture, production, generation, transmission, sale and distribution of water, gas and electric energy. Companies in the financial services sector include, for example, commercial banks, savings and loan associations, brokerage and investment companies, insurance companies, and consumer and industrial finance companies. Companies in the utilities sector may be sensitive to changes in interest rates and other economic conditions, governmental regulation, uncertainties created by deregulation, power shortages and surpluses, the price and availability of fuel, environmental protection or energy conservation practices, the level and demand for services, and the cost and potential business disruption of technological developments. Companies in the financial services sector are also subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Stripped Securities
Stripped Securities (“Strips”) may be issued by the U.S. Government, its agencies or instrumentalities, and may also be issued by private originators or investors, including depository institutions, banks, investment banks and special purpose subsidiaries of these entities. Strips are usually structured with classes that receive different proportions of the interest and principal distributions from an underlying asset or pool of underlying assets. Strips are particularly sensitive to changes in interest rates, which may impact the frequency of principal payments (including prepayments) on the underlying assets or pool of underlying assets. Some structures may have a class that receives only interest from the underlying assets, an interest-only (“IO”) class, while another class may receive only principal, a principal-only (“PO”) class. IO and PO Strips may be purchased for their return and/or hedging characteristics. Because of their structure, IO Strips may move differently than typical fixed-income securities in relation to changes in interest rates. IO Strips tend to decrease in value if prepayments are greater than anticipated and increase in value if prepayments are less than anticipated. Conversely, PO Strips tend to increase in value if prepayments are greater than anticipated and decline if prepayments are less than anticipated. While the  U.S. Government or its agencies or instrumentalities may guarantee the full repayment of principal on Strips they issue, repayment of interest is guaranteed only while the underlying assets or pools of assets are outstanding. To the extent the Fund invests in Strips, rapid changes in the rate of prepayments may have an adverse effect on the Fund’s performance. In addition, the secondary market for Strips may be less liquid than that for other securities. Certain Strips may also present certain operational and/or valuation risks.

Structured Notes
See also “Derivative Instruments and Related Risks” herein. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes and indexed securities may entail a greater degree of market risk than other types of investments because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Swap Agreements
See also “Derivative Instruments and Related Risks” herein. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
Whether the use of swap agreements will be successful will depend on the investment adviser’s ability to predict correctly whether certain types of reference instruments are likely to produce greater returns than other instruments. Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days. The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund under the swap). Developments in the swaps market, including government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements, as well as to participate in swap agreements in the future. If there is a default by the counterparty to a swap, the Fund will have contractual remedies pursuant to the swap agreement, but any recovery may be delayed depending on the circumstances of the default. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain criteria. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference instrument has declined.
The swaps market was largely unregulated prior to the enactment of the Dodd-Frank Act, which was enacted in 2010 in response to turmoil in the financial markets and other market events. Among other things, the Dodd-Frank Act sets forth a new regulatory framework for certain OTC derivatives, such as swaps, in which the Fund may invest. The  Dodd-Frank Act requires many swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported.   In addition, many market participants are now regulated as swap dealers or major swap participants and are subject to certain minimum capital and margin requirements and business conduct standards. The statutory requirements of the Dodd-Frank Act have been  implemented primarily through rules and regulations adopted by the SEC and/or the CFTC.

Currently, central clearing is only required for certain market participants trading certain instruments, although central clearing for additional instruments may be implemented by the CFTC in the future. In addition, uncleared OTC swaps are subject to regulatory collateral requirements that may adversely affect the Fund’s ability to enter into swaps in the OTC market. These developments may cause the Fund to terminate new or existing swap agreements or to realize amounts to be received under such instruments at an inopportune time. Because these regulations are relatively new it is not possible to determine the complete impact of the Dodd-Frank Act and related regulations on the Fund. The Dodd-Frank Act and rules promulgated thereunder may exert a negative effect on the Fund’s ability to meet its investment objective, either through limits or requirements imposed on the Fund or its counterparties. The swap market could be disrupted or limited as a result of legislation, and such requirements may increase the cost of the Fund’s investments and of doing business, which could adversely affect the ability of the Fund to buy or sell OTC derivatives.
Regulatory bodies outside the  U.S. have also implemented and continue to implement rules and regulations similar to the Dodd-Frank Act and such actions could similarly increase the costs of participating in, or otherwise adversely impact the liquidity of, participating in the swaps markets. U.S. and global regulators have issued final rules that will require the exchange of variation and, in some cases, initial margin in respect of uncleared swap agreements. In addition, regulations adopted by global prudential regulators that are now in effect require certain prudentially regulated entities and certain of their affiliates and subsidiaries (including swap dealers) to include in their derivatives contracts, terms that delay or restrict the rights of counterparties (such as the Fund) to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the prudentially regulated entity and/or its affiliates are subject to certain types of resolution or insolvency proceedings. Similar regulations and laws have been adopted in non-U.S. jurisdictions that may apply to the Fund’s counterparties located in those jurisdictions. It is possible that these requirements, as well as potential additional related government regulation, could adversely affect the Fund’s ability to terminate existing derivatives contracts, exercise default rights or satisfy obligations owed to it with collateral received under such contracts.
Swap agreements include (but are not limited to):
Currency Swaps. Currency swaps involve the exchange of the rights of the parties to make or receive payments in specified currencies. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance may be adversely affected.
Equity Swaps. An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index, such as the S&P 500®. The other party’s payments can be based on a fixed rate, a non-equity variable rate, or even a different equity index. The Fund may enter into equity index swaps on a net basis pursuant to which the future cash flows from two reference instruments are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two.
Credit Default Swaps. Under a credit default swap agreement, the protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract, provided that no credit event, such as a default, on a reference instrument has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the reference instrument in exchange for an equal face amount of the reference instrument described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The determination of a credit event under the swap agreement will depend on the terms of the agreement and may rely on the decision of persons that are not a party to the agreement. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund).
Inflation Swaps. Inflation swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments or an exchange of floating rate payments based on two different reference indices. By design, one of the reference indices is an inflation index, such as the Consumer Price Index. Inflation swaps can be designated as zero coupon, where both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity.

Total Return Swaps. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis.
Interest Rate Swaps, Caps and Floors. Interest rate swaps are OTC contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The Fund usually will enter into interest rate swap transactions on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis. Certain U.S. federal income tax requirements may limit the Fund’s ability to engage in certain interest rate transactions.
Commodity Index-Linked Swaps. Commodity index-linked swap agreements involve the exchange by the Fund with another party of payments dependent upon the price of the underlying commodity index. Commodity index-linked swaps may be used to obtain exposure to a particular commodity or commodity index without owning or taking physical custody of such commodity.

Swaptions
See also “Derivative Instruments and Related Risks” herein. A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call  swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Tax-Managed Investing
Taxes are a major influence on the net returns that individual investors receive on their taxable investments. There are four components of the returns of a mutual fund that invests in equities that are treated differently for U.S. federal income tax purposes: price appreciation, distributions of qualified dividend income, distributions of other investment income, and distributions of realized short-term and long-term capital gains. Distributions of income other than qualified dividend income and distributions of net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income. Distributions of qualified dividend income (subject to individual investors meeting certain holding period requirements with respect to their fund shares) and net realized long-term gains (on stocks held for more than one year) are currently taxed at rates up to 20%. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations. Returns derived from price appreciation are untaxed until a shareholder disposes of his or her shares. Upon disposition, a capital gain (short-term, if a shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the disposition and the shareholder’s adjusted tax basis is realized.

Trust Certificates
Trust certificates are investments in a limited purpose trust or other vehicle formed under state law. Trust certificates in turn invest in instruments, such as credit default swaps, interest rate swaps, preferred securities and other securities, in order to customize the risk/return profile of a particular security. Like an investment in a bond, investments in trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. Investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the trusts that issue credit-linked trust certificates will constitute “private” investment companies, exempt from registration under the 1940 Act. Although the trusts are typically private investment companies, they are generally not actively managed. It is also expected that the certificates will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments.

U.S. Government Securities
U.S. Government securities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one year to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities, which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury; (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality; or (d) the credit of the agency or instrumentality. U.S. Government securities also include any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Farmers Home Administration, Export-Import Bank of the United States, Federal Housing Administration, Federal Land Banks, Federal Financing Bank, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Bank System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, General Services Administration, Government National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Maritime Administration, Small Business Administration, Tennessee Valley Authority, Washington D.C. Armory Board and any other enterprise established or sponsored by the U.S. Government. Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. The U.S. Government generally is not obligated to provide support to its instrumentalities. Interest rate changes, prepayments and other factors may affect the value of U.S. Government securities. The principal of and/or interest on certain U.S. Government securities could be: (a) payable in foreign currencies rather than U.S. dollars; or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.

Unlisted Securities
Unlisted securities are neither listed on a stock exchange nor traded over-the-counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities may be deemed to be illiquid. Because of the absence of any public trading market for these investments, it may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. In addition, in foreign jurisdictions any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable on the sale of listed securities.

Variable Rate Instruments
Variable rate instruments provide for adjustments in the interest or dividend rate payable on the instrument at specified intervals (daily, weekly, monthly, semiannually, etc.) based on market conditions, credit ratings or interest rates and the investor may have the right to “put” the security back to the issuer or its agent. Variable rate instruments normally provide that the holder can demand payment of the instrument on short notice at par with accrued interest. These instruments may be secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund may use these instruments as cash equivalents pending longer term investment of its funds. The rate adjustment features may limit the extent to which the market value of the instruments will fluctuate.

When-Issued Securities, Delayed Delivery and Forward Commitments
Securities may be purchased on a “forward commitment,” “when-issued” or “delayed delivery” basis (meaning securities are purchased or sold with payment and delivery taking place in the future beyond normal settlement times) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. When the Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement to purchase. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.
From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment, when-issued or delayed delivery transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the  counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

Zero Coupon Bonds, Deep Discount Bonds and Payment-In-Kind (“PIK”) Securities
Zero coupon bonds are debt obligations that do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of purchase. The effect of owning debt obligations that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the debt obligation. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. The Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.
Bonds and preferred stocks that make “in-kind” payments and other securities that do not pay regular income distributions may experience greater volatility in response to interest rate changes and issuer developments.  PIK securities generally carry higher interest rates compared to bonds that make cash payments of interest to reflect their payment deferral and increased credit risk. PIK securities generally involve significantly greater credit risk than coupon loans because the Fund receives no cash payments until the maturity date or a specified cash payment date. Even if accounting conditions are met for accruing income payable at a future date under a PIK bond, the issuer could still default when the collection date occurs at the maturity of or payment date for the PIK bond. PIK bonds may be difficult to value accurately because they involve ongoing judgments as to the collectability of the deferred payments and the value of any associated collateral. If the issuer of a PIK security defaults, the Fund may lose its entire investment. PIK interest has the effect of generating investment income and increasing the incentive fees, if any, payable at a compounding rate. Generally, the deferral of PIK interest increases the loan to value ratio.

APPENDIX A — CLASS A FEES AND OWNERSHIP
Sales Charges and Distribution and Service Fees. For the fiscal year ended August 31, 2025, the following table shows (1) total sales charges paid by Class A, (2) sales charges paid to financial intermediaries, (3) sales charges paid to the principal underwriter, (4) approximate CDSC payments to the principal underwriter, (5) total distribution and service fees paid by Class A, and (6) distribution and service fees paid to financial intermediaries. Distribution and service fees that were not paid to financial intermediaries were retained by the principal underwriter.

Fund	Total Sales Charges Paid	Sales Charges to Financial Intermediaries	Sales Charges to Principal Underwriter	CDSC Paid to Principal Underwriter	Total Distribution and Service Fees Paid	Distribution and Service Fees Paid to Financial Intermediaries
Eaton Vance All Asset Strategy Fund	$7,509	$6,496	$1,013	$0	$211,831	$209,004
Eaton Vance Equity Strategy Fund	$17,473	$15,342	$2,131	$0	$429,241	$419,224
For the fiscal years ended August 31, 2024 and August 31, 2023  the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts was paid to financial intermediaries.

Fund	August 31, 2024 Total Sales Charges Paid	August 31, 2024 Sales Charges to Principal Underwriter	August 31, 2023 Total Sales Charges Paid	August 31, 2023 Sales Charges to Principal Underwriter
Eaton vance All Asset Strategy Fund	$19,926	$2,648	$36,235	$2,659
Eaton Vance Equity Strategy Fund	$17,923	$1,788	$19,285	$2,030
Control Persons and Principal Holders of Securities. At December 1, 2025, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of any Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Eaton Vance All Asset Strategy Fund	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	39.62%
	Morgan Stanley Smith Barney	New York, NY	15.54%
	National Financial Services LLC	Jersey City, NJ	6.73%
	American Enterprise Investment Service	Minneapolis, MN	6.79%
	LPL Financial	San Diego, CA	5.72%
	UBS WM USA	Weehawken, NJ	5.32%
Eaton Vance Equity Strategy Fund	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	41.29%
	Morgan Stanley Smith Barney	New York, NY	8.72%
	UBS WM USA	Weehawken, NJ	6.76%
	Raymond James	St. Petersburg, FL	6.35%
	American Enterprise Investment Service	Minneapolis, MN	6.10%
Beneficial owners of 25% or more of this Class are presumed to be in control of this Class of a Fund for purposes of voting on certain matters submitted to shareholders.
To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of any Fund  as of such date.
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APPENDIX B — CLASS C FEES AND OWNERSHIP
Distribution and Service Fees. For the fiscal year ended August 31, 2025, the following table shows (1) distribution fees paid to the principal underwriter under the Distribution Plan, (2) distribution fees paid by the principal underwriter to financial intermediaries on sales of  Class C shares, (3) approximate CDSC payments to the principal underwriter, (4) service fees paid under the Distribution Plan, and (5) service fees paid to financial intermediaries. The distribution fees and service fees paid by the Funds that were not paid to financial intermediaries were retained by the principal underwriter.

Fund	Distribution Fees Paid to Principal Underwriter	Distribution Fees Paid by Principal Underwriter to Financial Intermediaries	CDSC Paid to Principal Underwriter	Service Fees	Service Fees Paid to Financial Intermediaries
Eaton Vance All Asset Strategy Fund	$248,831	$235,009	$890	$82,944	$77,392
Eaton Vance Equity Strategy Fund	$143,469	$126,151	$927	$ 47,823	$41,453
Control Persons and Principal Holders of Securities. At December 1, 2025, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of any Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Eaton Vance All Asset Strategy Fund	Morgan Stanley Smith Barney LLC	New York, NY	44.21%
	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	17.63%
	National Financial Services LLC	Jersey City, NJ	9.32%
	American Enterprise Investment Service	Minneapolis, MN	7.69%
	Charles Schwab & Co., Inc. Special Custody	San Francisco, CA	5.87%
	LPL Financial	San Diego, CA	5.34%
Eaton Vance Equity Strategy Fund	American Enterprise Investment Service	Minneapolis, MN	27.71%
	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	18.50%
	Morgan Stanley Smith Barney LLC	New York, NY	13.31%
	Wells Fargo Clearing Services LLC	Saint Louis, MO	8.70%
	LPL Financial	San Diego, CA	7.53%
	Raymond James	St. Petersburg, FL	7.90%
Beneficial owners of 25% or more of this Class are presumed to be in control of this Class of a Fund for purposes of voting on certain matters submitted to shareholders.
To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of any Fund  as of such date.
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APPENDIX C — CLASS I OWNERSHIP
Control Persons and Principal Holders of Securities. At December 1, 2025, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Eaton Vance All Asset Strategy Fund	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	35.29%
	Morgan Stanley Smith Barney LLC	New York, NY	21.50%
	UBS WM USA	Weehawken, NJ	11.38%
	National Financial Services LLC	Jersey City, NJ	7.51%
	American Enterprise Investment Service	Minneapolis, MN	5.24%
Eaton Vance Equity Strategy Fund	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	34.73%
	Morgan Stanley Smith Barney LLC	New York, NY	20.10%
	UBS WM USA	Weehawken, NJ	13.84%
	Raymond James	St. Pertersburg, FL	5.92%
Beneficial owners of 25% or more of this Class are presumed to be in control of this Class of a Fund for purposes of voting on certain matters submitted to shareholders.
To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of any Fund  as of such date.
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APPENDIX D — EATON VANCE FUNDS PROXY VOTING POLICY AND PROCEDURES
Adopted: June 16, 2003
Revised: May 8, 2013;
December 10, 2019;
October 12, 2021;
April 2025;
Eaton Vance Funds
Proxy Voting Policy and Procedures
I. Overview
The Boards of Trustees (the “Board”) of the Eaton Vance Funds1
have adopted these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy:

■	“Fund” means each registered investment company sponsored by the Eaton Vance organization; and

■	“Adviser” means the investment adviser or sub-adviser responsible for the day-to-day management of all or a portion of the Fund’s assets.

II. Delegation of Proxy Voting Responsibilities
The Board hereby delegates to the Adviser responsibility for voting the Fund’s proxies as described in this Policy. In this connection, the Adviser is required to provide the Board with a copy of its proxy voting policies and procedures (“Adviser Procedures”) and all Fund proxies will be voted in accordance with the Adviser Procedures. The Adviser Procedures shall comply with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and be reasonably designed to ensure that the Adviser votes Fund securities in the best interest of the Fund and include how the Adviser addresses material conflicts that may arise between the interest of the Adviser and the interests of the Fund.
The Adviser is required to report any material change to the Adviser Procedures to the Board in the manner set forth in Section V below.
III. Delegation of Proxy Voting Disclosure Responsibilities
Pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is required to file Form  N-PX no later than August 31st of each year. On Form N-PX, the Fund is required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted on the matter and whether it voted for or against management.
To facilitate the filing of Form N-PX for the Fund:

■
The Adviser is required to record, compile and transmit in a timely manner all data required to be filed on Form N-PX for the Fund that it manages. Such data shall be transmitted to Eaton Vance Management, which acts as administrator to the Fund (the “Administrator”) or the third-party service provider designated by the Administrator; and

■
the Administrator is required to file Form N-PX on behalf of the Fund with the Securities and Exchange Commission (the “Commission”) as required by the 1940 Act. The Administrator may delegate the filing to a third-party service provider provided each such filing is reviewed and approved by the Administrator.

IV. Conflicts of Interest
The Adviser, as a fiduciary to the Fund it manages, put the interests of the Fund and its shareholders above those of the Adviser. When required to vote a proxy for the Fund, the Adviser and in some instances Independent Trustees of the Funds, may have material business relationships with the issuer soliciting the proxy that could give rise to a potential material conflict of interest for the Adviser. Pursuant to Rule 206(4)-7 under the Advisers Act, the Adviser Procedures must include how the Adviser addresses material conflicts that may arise between the interest of the Adviser and the interests of the Fund.
V. Reports and Review
The Administrator shall make copies of Form N-PX filed on behalf of the Fund available for the Board’s review upon the Board’s request. The Administrator (with input from the Adviser for the Fund) shall also provide any reports reasonably requested by the Board regarding the proxy voting records of the Fund.
The Adviser shall provide reports to the Board as requested by the Board, the Administrator, the Funds’ Chief Compliance Officer or the Funds’ Chief Legal Officer, including material changes to the Adviser Procedures and material conflicts of interest. The Adviser Procedures, including procedures relating to material conflicts of interest, shall be provided to the Board at least annually.
D-1

The Adviser also shall report any material changes to the Adviser Procedures to the Fund’s Chief Legal Officer prior to implementing such changes in order to enable the Administrator to effectively coordinate the Fund’s disclosure relating to the Adviser Procedures. The Fund’s Chief Legal Officer shall ensure that the required disclosure relating to the Adviser Procedures is included in the Fund’s registration statement.
1	The Eaton Vance Funds may be organized as trusts or corporations. For ease of reference, the Funds may be referred to herein as Trusts and the Funds’ Board of Trustees or Board of Directors may be referred to collectively herein as the Board.
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APPENDIX E — ADVISER PROXY VOTING POLICIES AND PROCEDURES
Morgan Stanley Investment Management (“MSIM”)
Equity Proxy Voting Policy and Procedures
April 2025
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Contents
Introduction

A. MSIM Approach to Proxy Voting B. Applicability of Policy

Proxy Voting Procedures

A. Proprietary Proxy Voting System
B. Proxy Services Provided by Third Parties
C. Proxy Voting Operations
D. Proxy Voting Oversight
E. Securities Lending
F. Market and Operational Limitations
G. Conflicts of Interest
H. Proxy Voting Reporting & Recordkeeping
I. Review of Policy

MSIM Proxy Voting Guidelines

A. Board of Directors B. Auditors C. Executive & Director Compensation D. Shareholder Rights and Defenses E. Capital Structure F. Corporate Transactions & Proxy Fights G. Shareholder Proposals

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Introduction
This Proxy Voting Policy (“Policy”) sets out Morgan Stanley Investment Management’s (“MSIM”)1  approach to Proxy Voting, the procedures it follows with respect to Proxy Voting and the guidelines used to inform voting on key issues. The Policy is reviewed annually and updated as necessary to address new and evolving proxy voting issues and standards.
A. MSIM Approach to Proxy Voting
MSIM will vote proxies in a prudent and diligent manner and in the best interests of clients in accordance with its fiduciary duties, consistent with the objectives of the relevant investment strategy (“Client Proxy Standard”). MSIM will generally seek to vote proxies in accordance with the Proxy Voting Guidelines set out below.
MSIM has a decentralized approach towards investment management, consisting of independent investment teams. Investment teams seek to integrate this Policy with their investment goals and client expectations, using their vote to support sound corporate governance with the aim of enhancing long-term shareholder value, providing a high standard of transparency, and enhancing companies’ economic value. To that end, investment teams retain the overall vote decision. In some circumstances, MSIM may further define guidelines that sit under this Policy providing more details on company expectations and voting decisions applicable to certain strategies.
Under this Policy, proxy voting is led by our investment teams with support from the Global Stewardship Team (“GST”). The GST supports investment teams to vote in accordance with the Client Proxy Standard and comprises individuals who are separate from our investment teams. The GST is also responsible for the consistent application of this Policy and the Proxy Voting Guidelines and for providing voting recommendations to investment teams. The GST also oversees the proxy voting operational processes, vote execution and research.
As a result of MSIM’s independent investment team structure, a situation may emerge in which different investment teams have different views on how to vote the same proxy in the best interest of their respective clients. Under these circumstances, each investment team will vote according to their views.
B. Applicability of Policy
This Policy2  applies to proxy voting activities across MSIM. MSIM votes proxies on behalf of its sponsored funds and advisory clients that have granted it the authority to do so and will vote the proxies in accordance with this Policy unless otherwise agreed with the client.
Certain MSIM exchange-traded funds (“ETFs”) will follow Calvert Research and Management’s (“Calvert”) Proxy Voting Policies and Procedures and the Global Proxy Voting Guidelines set forth in Appendix A of the Calvert Proxy Voting Policies and Procedures. MSIM’s oversight of Calvert’s proxy voting engagement is ongoing pursuant to the 40 Act Fund Service Provider and Vendor Oversight Policy.
_______________
1 The  MSIM entities covered by this Equity Proxy Voting Policy and Procedures (the “Policy”) currently include the following: Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Saudi Arabia, MSIM Fund Management (Ireland) Limited, Morgan Stanley Asia Limited, Morgan Stanley Investment Management (Japan) Co. Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Eaton Vance CLO Manager LLC, Eaton Vance Management, Boston Management and Research, Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd, Morgan Stanley Eaton Vance CLO CM LLC and FundLogic SAS (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below.)
2 This Policy does not apply to  MSIM’s authority to exercise certain decision-making rights associated with investments in loans and other fixed-income instruments (collectively, “Fixed Income Instruments”). Instead, MSIM’s Policy for Exercising Consents Related to Fixed Income Instruments applies to MSIM’s exercise of discretionary authority or other investment management services, to the extent MSIM has been granted authority to exercise consents for an account with respect to any Fixed Income Instruments held therein.
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Proxy Voting Procedures
MSIM follows the following procedures when voting proxies:
A. Proprietary Proxy Voting Platform
MSIM uses a proprietary management system, Provosys3, when voting proxies. Provosys streamlines our proxy voting process by providing a centralized platform for research, vote instruction and management of conflicts of interests. We believe that the internal management of this process provides us with enhanced quality control, as well as oversight and independence of the proxy administration process. Our proprietary system also handles workflow around proxy voting, documenting the views of various investment teams and the GST where relevant.
B. Proxy Services Provided by Third Parties
MSIM also retains the services of Institutional Shareholder Services (“ISS”) and Glass Lewis (collectively, the “Proxy Service Providers4”) for proxy vote execution, reporting, record-keeping, and where appropriate, to provide company-level reports that summarize key data elements within an issuer’s proxy statement or on specific thematic/market topics.
MSIM performs periodic due diligence on the Proxy Service Providers as part of ongoing oversight. Topics of the reviews include, but are not limited to, the Proxy Service Providers’ management of conflicts of interest, methodologies for developing their policies and vote recommendations, and resources.
C. Proxy Voting Operations
The GST5  is responsible for ensuring that voting instructions from investment teams and clients (where applicable) are communicated to our Proxy Service Provider responsible for proxy vote execution (currently, ISS serves in this capacity) and that adequate controls are in place to ensure instructions communicated electronically are accurately recorded in ISS systems for execution (including scenarios where votes have been split because of client preference or differing investment team convictions).

Additionally, the GST conducts monthly reviews of a vote audit report provided by ISS, confirming the execution status for meetings and conducts ex-post reviews to confirm that ISS has accurately implemented voting instructions.
D. Proxy Voting Oversight
The Proxy Review Committee (“PRC”) has overall responsibility for this Policy. The PRC consists of investment professionals who represent the different investment disciplines and/or geographic locations of MSIM and members of the GST. Additionally, the GST administers and implements the Policy through consultation with PRC members and MSIM investment teams, as well as monitors services provided by the Proxy Service Providers and any other research providers used in the proxy voting process.
E. Securities Lending
Accounts or funds sponsored, managed, or advised by MSIM may participate in a securities lending program through a third-party provider. The voting rights for shares that are out on loan are transferred to the borrower and therefore, the lender is not entitled to vote the lent shares at the company meeting.
However, in certain circumstances a portfolio manager may seek to recall shares for the purposes of voting. In this event, the handling of such recall requests would be on a reasonable efforts basis.
F. Market and Operational Limitations
Voting proxies of companies located in some jurisdictions may involve several issues that can restrict or prevent the ability to vote such proxies or entail significant costs. These issues include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of the listing organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions.
As a result,  MSIM will use reasonable efforts to vote clients’ non-U.S. proxies, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard.
_______________
3 Not applicable for Morgan Stanley AIP GP LP
4 Not applicable for Morgan Stanley AIP GP LP
5 Not applicable for Morgan Stanley AIP GP LP
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G. Conflicts of Interest
MSIM is part of Morgan Stanley, a global financial services group, and, as such, MSIM faces potential conflicts due to the role of other Morgan Stanley divisions which may have commercial relationships with companies in which MSIM may invest. Such potential conflicts of interest involving divisions of Morgan Stanley outside MSIM are managed through the operation of various policies and procedures, including (among others) those creating and enforcing information barriers between MSIM and other Morgan Stanley divisions.
MSIM has also enacted policies and procedures to address potential conflicts resulting from its own commercial or other relationships and to manage conflicts of interests so that proxies are voted in accordance with the Client Proxy Standard. The GST administers proxy voting Policy implementation and is responsible for providing investment teams with voting recommendations in accordance with this Policy and the Proxy Voting Guidelines. In the event of a material conflict of interest not addressed by such policies and procedures, the Head of GST will convene a special committee to oversee how a proxy should be voted in accordance with the Client Proxy Standard. Any determinations of the special committee regarding a material conflict of interest where appropriate will be reported to the Fund Board.
MSIM also faces potential conflicts of interest when voting proxies of its parent company Morgan Stanley. In such situations, MSIM will seek to vote its shares in the same proportion as other holders of Morgan Stanley’s shares (“echo vote”).
H. Proxy Voting Reporting & Recordkeeping
We will promptly provide a copy of this Policy to any client requesting it. We will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account. MSIM files an annual Form N-PX on behalf of each MSIM affiliate for which such filing is required, indicating how proxies were voted with respect to each MSIM affiliate fund’s or advisor’s holdings.
The  GST will maintain requisite proxy voting books and records, including but not limited to: (1) proxy voting policies and procedures, (2) proxy statements received on behalf of client accounts, (3) proxies voted, (4) copies of any relevant research documents and (5) PRC and Special Committee decisions and actions. This documentation will be maintained for such period as required by relevant law and regulation.
MSIM also maintains rationales for its voting decisions at shareholder meetings (including votes against management) in a searchable database on an external website, which is updated on a rolling 12-month basis.
Records are retained in accordance with Morgan Stanley’s Global Information Management Policy, which establishes general Firm-wide standards and procedures regarding the retention, handling, and destruction of official books and records and other information of legal or operational significance.
The Global Information Management Policy incorporates Morgan Stanley’s Master Retention Schedule, which lists various record classes and associated retention periods on a global basis.
I. Review of Policy
The PRC through consultation with PRC members, and in conjunction with the Legal and Compliance Division, reviews this Policy annually to ensure that it remains consistent with clients’ best interests, regulatory requirements, investment team considerations, governance trends and industry best practices.
MSIM Proxy Voting Guidelines
MSIM6 (also defined as “We” within this section) will vote proxies in a prudent and diligent manner and in the best interests of clients in accordance with its fiduciary duties, consistent with the Client Proxy Standard.
Our proxy voting principles are rooted in the tenets of accountability, transparency and protection of shareholder rights. Stock ownership represents an opportunity to participate in the economic rewards of a long-lived asset and shareholder rights represent an important path to maximizing these rewards. When reviewing proposals,  MSIM considers the financial materiality, including the company’s exposure to the risk or opportunity, the management of such issues and company’s current disclosures.
MSIM therefore expect the companies in which it invests to adhere to effective governance practices and to protect their shareholders’ interests. In addition to these proxy voting guidelines, MSIM may review publicly disclosed information from the issuer, research, and other sources. Investment teams will independently make voting decisions as appropriate for their strategies.
_______________
6 The MSIM entities covered by this Equity Proxy Voting Policy and Procedures (the “Policy”) currently include the following: Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Saudi Arabia, MSIM Fund Management (Ireland) Limited, Morgan Stanley Asia Limited, Morgan Stanley Investment Management (Japan) Co. Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Eaton Vance CLO Manager LLC, Eaton Vance Management, Boston Research Management, Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd, Morgan Stanley Eaton Vance CLO CM LLC and FundLogic SAS (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).
E-5

A. Board of Directors
The board of directors plays a key role in overseeing management and ensuring effective execution of strategies to achieve long-term shareholder value creation. The board has several important responsibilities including, but not limited to, selecting the executive leadership, monitoring and  incentivizing performance, succession planning, and overseeing company strategy. In order to effectively carry out its fiduciary duties, we believe it is crucial for the board to have the right mix of skills, be sufficiently independent, and have the proper accountability mechanisms in place.
Board Composition
The role of the board of directors is to provide governance oversight and guidance to position the company for strategic success and drive long term value creation for shareholders. We believe that diverse perspectives on the board help directors assess and manage risks and opportunities comprehensively. Diversity on a board can include diversity of thought, background, skills, and experiences. Directors with a mix of tenures can also be beneficial to balance new perspectives with industry experience and knowledge. We generally expect the board to be composed of directors with adequate skill sets and diversity to provide oversight of the business, and in line with any local market regulations. Additionally, we expect the audit committee to have directors with appropriate financial expertise to serve on the committee.
Board Independence
We generally expect boards to adhere at a minimum to their prevalent market or regulatory standards on board independence. In most markets, a majority independent board is considered best practice. When assessing independence of directors, we may consider relevant circumstances and relationships with the company and related parties such as senior management or large shareholders.
In our experience, the right leadership structure is critical to a strong board. When voting on matters related to board leadership, we may consider company performance and any evidence of entrenchment or perceived risk indicating power may be overly concentrated in a single individual. We also generally expect key board committees to be comprised of independent board members.
Board Accountability
Director elections are the primary mechanism for shareholders to hold board members accountable. Therefore, we generally expect directors to be elected annually to serve on the board by majority vote. We generally expect directors who fail to receive majority shareholder support should resign from their position unless there is sufficient disclosure concerning the reasons why they failed to get support from a majority of the shareholders.
Boards should take into consideration the views of their long-term shareholders to ensure alignment, and to make appropriate efforts to communicate their plans and views broadly. To that end, we generally expect the board to engage meaningfully with long-term shareholders, especially to address concerns on matters that may affect the long-term value creation of the company.
We may consider withholding support for directors where we have significant concerns due to inadequate risk oversight of potentially financially material issues7. We may consider withholding support for Audit Committee members for failure to address accounting irregularities or financial misstatements over consecutive years.
Directors should dedicate adequate time to their role and consider any other existing commitments alongside their board and/or committee memberships. We may look at meeting attendance to determine whether directors have adequate time for their responsibilities.
B. Auditors
Investors rely on auditors to attest to the integrity of a company’s financial statements, without which the business could not be properly evaluated. It is essential that auditors be independent, accurate, fair in the fees charged, and not subject to conflicts of interest. We therefore expect auditors to be independent in order to provide an objective opinion and assurance. We may consider non-audit related business, length of service and any other relevant context when assessing auditor independence. We generally expect non-audit related fees to be less than 50% of the total fee.
_______________
7 For example, we may withhold support for a director we believe is responsible for a company’s involvement/remediation of breach of global conventions such as UN Global Compact Principles on Human Rights, Labor Standards, Environment and Business Malpractice.
E-6

C. Executive & Director Compensation
Properly structured compensation is essential to attracting and retaining effective corporate management. Poorly structured compensation plans can create perverse incentives. We expect compensations plans to be reasonable, and appropriately  incentivize executives to make risk-reward decisions that align with the business strategy and goals, and long-term shareholder value creation. Compensation plans should also build in retention mechanisms for high performing executives. We generally expect compensation plan payouts to align with performance and long-term value creation.
We expect director compensation to follow market best practice and be aligned with long-term shareholder interests. For executives and directors who gain shares through equity compensation plans, we generally expect reasonable guidelines and holding requirements. Typically, stock options issued to executives should be priced at fair market value on the date of the grant and any re-pricing should not incur a significant cost to shareholders.
We generally expect employee ownership, retirement and severance plans to be designed in a manner that does not disadvantage shareholders. These plans should not be excessively dilutive or incur a high cost. We generally expect discounted employee stock purchase plans to be broad-based and include non-executive employees. Discount rates should be in line with market best practice and not excessive.
For compensation plans with performance metrics, in instances where performance milestones are not met, we may expect reasonable claw back provisions for executive or director compensation related to these missed milestones depending on the circumstances.
We generally evaluate each compensation plan and any related proposals, including shareholder proposals, within the context of the market and the company. In order to make a suitable evaluation about compensation and related matters, we expect appropriate disclosures on relevant aspects.
D. Shareholder Rights and Defenses
Companies should take actions and make decisions with the intent of maximizing long-term shareholder value creation. We generally support proposals that enhance shareholder rights and vote against those that seek to undermine them. We believe that in most cases, each common share should have one vote, and that a simple majority of voting shares should be what is required to effect change.
Shareholder Rights Plans
Shareholder rights plans, commonly known as poison pills, and similar take-over defenses should aim to promote long-term shareholder value creation. When designing plans and defenses, companies should ensure that they do not suppress potential value by unduly discouraging acquirers. We generally expect companies to seek shareholder approval or ratification of shareholder rights plans.
Unequal Voting Rights
We generally expect companies to adhere to the one share one vote principle. When companies have dual-class structures, they should ensure that such structures are not misused to support instances where a few insiders may benefit at the cost of other shareholders. Ultimately, structures should strive to create alignment between the shareholders’ economic interests and their voting power.
Voting Requirements
We typically prefer a majority vote standard for binding votes. We also expect management to be responsive to non-binding votes that have received majority support. We generally expect companies to protect minority shareholder rights as their primary goal when considering  supermajority vote requirements.
Right to call Special Meetings
We generally expect companies to allow large shareholders to call special meetings. A large shareholder may be defined by a reasonable threshold or in line with prevalent market practices.
Proxy Access
We generally consider ownership thresholds, holding periods, the number of directors that shareholders may nominate and any restrictions on forming a group in our evaluation of proposals related to proxy access.
E-7

E. Capital Structure
We expect any changes to the capital structure to be driven by legitimate business needs and not as a means of anti-takeover defense. We generally expect companies to ensure that such changes do not disadvantage shareholders.
Companies should provide a clear business rationale when requesting the authorization, or increase in authorization, of new shares or new share classes. They ought to request a reasonable number of shares in relation to the purpose outlined. Companies should follow prevalent market practices, such as offering  pre-emptive rights, to ensure shareholders are not excessively diluted, unless required by specific circumstances which are clearly stated.
We generally consider specific company and market context when we evaluate proposals on dividend  payout ratios and related matters.
F. Corporate Transactions & Proxy Fights
We expect companies to provide a clear economic and strategic rationale for proposed transactions. We also expect disclosure of any financial benefits to the board or executives from any proposed transaction and will generally look for assurances that shareholder interests were prioritized. We generally assess company-specific circumstances when evaluating voting matters related to mergers, acquisitions, other special corporate transactions, and contested elections.
G. Shareholder Proposals
In assessing shareholder proposals, we will carefully consider the potential financial materiality (as appropriate to the investment strategy of  MSIM’s investment teams and relevant advisory affiliates) of the issues raised in the proposal, as well as the company’s exposure to relevant risks and opportunities, current disclosures on the topic, and the sector and geography in which the company operates. We generally seek to balance concerns of reputational, operational, litigation and other risks that lie behind the proposal against costs of implementation.
We generally support proposals that seek to enhance useful disclosure on potentially financially material issues (as appropriate to the investment strategy of  MSIM’s investment teams and relevant advisory affiliates), including but not limited to climate, biodiversity, human rights, supply chain, workplace safety, human capital management and pay equity. We focus on understanding the company’s business and commercial context and recognize that there is no one size fits all that can be applied across the board.
We generally do not support shareholder proposals on matters best left to the board’s discretion, or addressed via legislation or regulation, or that would be considered unduly burdensome. We also generally do not support shareholder proposals related to matters that we do not consider to be financially material (as appropriate to the investment strategy of  MSIM’s investment teams and relevant advisory affiliates) for the company.
E-8

Appendix
Policy Statement
The Policy, with respect to securities held in the accounts of clients applies to those  MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. For purposes of this Policy, clients shall include: Morgan Stanley U.S. registered investment companies, other Morgan Stanley pooled investment vehicles, and MSIM separately managed accounts (including accounts for Employee Retirement Income Security (“ERISA”) clients and ERISA-equivalent clients). This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.
The MSIM entities covered by this Policy currently include the following: Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Saudi Arabia, MSIM Fund Management (Ireland) Limited, Morgan Stanley Asia Limited, Morgan Stanley Investment Management (Japan) Co. Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Eaton Vance CLO Manager LLC, and Morgan Stanley Eaton Vance CLO CM LLC (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).
Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets.

•
With respect to the U.S. registered investment companies sponsored, managed or advised by any MSIM Affiliate (the “MS Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MS Funds.

•
For other pooled investment vehicles (e.g., UCITS), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the relevant governing board.

•
For separately managed accounts (including ERISA and ERISA-equivalent clients), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under the applicable investment advisory agreement or investment management agreement. Where an MSIM Affiliate has the authority to vote proxies on behalf of ERISA and ERISA-equivalent clients, the MSIM Affiliate must do so in accordance with its fiduciary duties under ERISA (and the Internal Revenue Code).

•
In certain situations, a client or its fiduciary may reserve the authority to vote proxies for itself or an outside party or may provide an MSIM Affiliate with a statement of proxy voting policy. The MSIM Affiliate will comply with the client’s policy.

•
Certain ETFs will follow Calvert’s Global Proxy Voting Guidelines set forth in Appendix A of Calvert’s Proxy Voting Policies and Procedures and the proxy voting guidelines discussed below do not apply to such ETFs. See Appendix A of Calvert’s Proxy Voting Policies and Procedures for a general discussion of the proxy voting guidelines to which these ETFs will be subject.

An MSIM Affiliate will not vote proxies unless the investment management agreement, investment advisory agreement or other authority explicitly authorizes the MSIM Affiliate to vote proxies.
In addition to voting proxies of portfolio companies,  MSIM routinely engages with, or, in some cases, may engage a third party to engage with, the management or board of companies in which we invest on a range of environmental, social and governance issues. Governance is a window into or proxy for management and board quality. MSIM engages with companies where we have larger positions, voting issues are material or where we believe we can make a positive impact on the governance structure. MSIM’s engagement process, through private communication with companies, allows us to understand the governance structures at investee companies and better inform our voting decisions. In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.
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Appendix A
Appendix A applies to the following accounts managed by Morgan Stanley  AIP GP LP (i) closed-end funds registered under the Investment Company Act of 1940, as amended; (ii) discretionary separate accounts; (iii) unregistered funds; and (iv) non-discretionary accounts offered in connection with AIP’s Custom Advisory Portfolio Solutions service. Generally, AIP will follow the guidelines set forth in Section II of MSIM’s Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Fund of Hedge Funds investment team, the Private Markets investment team or the Portfolio Solutions team of AIP. A summary of decisions made by the applicable investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.
In certain cases,  AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.
Waiver of Voting Rights
For regulatory reasons,  AIP may either 1) invest in a class of securities of an underlying fund (the “Fund”) that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

(1)	Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a “Designated Person,” and collectively, the “Designated Persons”), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person’s death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

(2)	Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund’s organizational documents; provided, however, that, if the Fund’s organizational documents require the consent of the Fund’s general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

E-10

Eaton Vance China Equity Fund
(formerly Eaton Vance Greater China Growth Fund)

Share Class and Ticker Symbol
	A	C	I
Eaton Vance China Equity Fund	EVCGX	ECCGX	EICGX
Statement of Additional Information
January 1, 2026
One Post Office Square
Boston, Massachusetts 02109
1-800-262-1122
This Statement of Additional Information (“SAI”) provides general information about the  Fund. The Fund is a non-diversified, open-end management investment company. The Fund is a series of Eaton Vance Growth Trust.  Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.
This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund Prospectus dated January 1, 2026, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the Prospectus, which may be obtained by calling 1-800-262-1122.

DEFINITIONS
The following terms that may be used in this SAI have the meaning set forth below:
“1940 Act” means the Investment Company Act of 1940, as amended;
“1933 Act” means the Securities Act of 1933, as amended;
“Board” means Board of Trustees or Board of Directors, as applicable;
“CEA” means Commodity Exchange Act;
“CFTC” means the Commodity Futures Trading Commission;
“Code” means the Internal Revenue Code of 1986, as amended;
“Eaton Vance family of funds” means all registered investment companies advised or administered by Eaton Vance Management (“Eaton Vance”) or Boston Management and Research (“BMR”);
“Eaton Vance funds” means the mutual funds advised by Eaton Vance or  BMR;
“FINRA” means the Financial Industry Regulatory Authority, Inc.;
“Fund” means the Fund or Funds listed on the cover of this  SAI unless stated otherwise;
“investment adviser” means the investment adviser identified in the prospectus and, with respect to the implementation of the Fund’s investment strategies (including as described under “Taxes”) and portfolio securities transactions, any sub-adviser identified in the prospectus to the extent that the sub-adviser has discretion to perform the particular duties;
“IRS” means the U.S. Internal Revenue Service;
“NYSE” means the New York Stock Exchange;
“Portfolio” means a registered investment company (other than the Fund) sponsored by the Eaton Vance organization in which one or more Funds and other investors may invest substantially all or any portion of their assets as described in the prospectus, if applicable;
“Subsidiary” means a wholly owned subsidiary that certain funds may have established to pursue their investment objective. The Fund described in this SAI has not established a Subsidiary;
“SEC” means the  U.S. Securities and Exchange Commission; and
“Trust” means Eaton Vance Growth Trust.
STRATEGIES AND RISKS
This SAI provides additional information about the investment policies and operations of the Fund. The following tables indicate the types of investments that the Fund is permitted (but not required) to make. The Fund may make other types of investments, provided the investments are consistent with the Fund’s investment objective(s) and policies and the Fund’s investment restrictions do not expressly prohibit it from doing so. These tables should be read in conjunction with the investment summaries for the Fund contained in the prospectus in order to provide a more complete description of the Fund’s investment policies. The tables generally exclude investments that the Fund may make solely for temporary defensive purposes or as a result of corporate actions. Information about the various investment types and practices and the associated risks checked below is included in alphabetical order in this SAI under “Additional Information about Investment Strategies and Risks.”

Investment Type	Permitted for or Relevant to the Fund:
Asset-Backed Securities (“ABS”)
Auction Rate Securities
Build America Bonds
Call and Put Features on Securities
Collateralized Mortgage Obligations (“CMOs”)
Commercial Mortgage-Backed Securities (“CMBS”)
Commodity-Related Investments
Common Stocks	✔
1

Investment Type	Permitted for or Relevant to the Fund:
Contingent Convertible Securities	✔
Convertible Securities	✔[1]
Credit Linked Securities
Derivative Instruments and Related Risks	✔
Derivative-Linked and Commodity-Linked Hybrid Instruments
Direct Investments	✔[2]
Emerging Market Investments	✔[3]
Equity Investments	✔[4]
Equity-Linked Securities	✔
Event-Linked Instruments
Exchange-Traded Funds (“ETFs”)
Exchange-Traded Notes (“ETNs”)
Fixed-Income Securities	✔[1]
Foreign Currency Transactions	✔
Foreign Investments	✔
Forward Foreign Currency Exchange Contracts	✔
Forward Rate Agreements
Futures Contracts	✔[5]
Hybrid Securities
Illiquid Investments	✔
Indexed Securities
Inflation-Indexed (or Inflation-Linked) Bonds
Junior Loans
Liquidity or Protective Put Agreements
Loans
Lower Rated Investments	✔[1]
Master Limited Partnerships (“MLPs”)
Money Market Instruments	✔
Mortgage-Backed Securities (“MBS”)
Mortgage Dollar Rolls
Municipal Lease Obligations (“MLOs”)
Municipal Obligations
Option Contracts	✔
Pooled Investment Vehicles	✔
Preferred Stock	✔
Real Estate Investments	✔
Repurchase Agreements	✔
Residual Interest Bonds
Reverse Repurchase Agreements	✔
Rights and Warrants	✔[6]
Royalty Bonds
Senior Loans
2

Investment Type	Permitted for or Relevant to the Fund:
Short Sales
Stripped Securities
Structured Notes
Swap Agreements	✔
Swaptions
Trust Certificates
U.S. Government Securities
Unlisted Securities	✔
Variable Rate Instruments
When-Issued Securities, Delayed Delivery and Forward Commitments
Zero Coupon Bonds, Deep Discount Bonds and Payment In-Kind (“PIK”) Securities

Other Disclosures Regarding Investment Practices	Permitted to or Relevant to the Fund:
Average Effective Maturity
Benchmark Reference Rates Risk	✔
Borrowing for Investment Purposes
Borrowing for Temporary Purposes	✔
Cybersecurity Risk	✔
Diversified Status
Dividend Capture Trading
Duration
ESG Investment Risk	✔
Investing in a Portfolio
Investments in the Subsidiary
Operational Risk	✔
Option Strategy
Participation in the ReFlow Liquidity Program	✔
Portfolio Turnover[7]	✔
Regulatory and Legal Risk	✔
Restricted Securities	✔
Securities Lending	✔
Short-Term Trading
Significant Exposure to Health Sciences Companies
Significant Exposure to Smaller Companies	✔
Significant Exposure to Utilities and Financial Services Sectors
Tax-Managed Investing
1	The Fund will attempt to promptly dispose of any convertible debt instrument that is rated or determined by the investment adviser to be below investment grade subsequent to acquisition by the Fund. Except during unusual market conditions, the Fund will not invest in debt securities, other than investment grade convertible debt instruments.
2	The Fund may invest up to 10% of its total assets in direct investment in smaller companies based in China growth companies.
3	The Fund invests a significant portion of its assets in a particular geographic region or country. For a discussion of risks of investing in such region or country, see Appendix D.
4	Equity investments also include special classes of shares available only to foreign investors in markets that restrict ownership by foreign investors to certain classes of equity securities.
5	The Fund limits investment in stock and index futures to not more than 20% of its total assets.
6	The Fund may invest up to 5% of its net assets in warrants, including warrants traded in over-the-counter markets.
7	The Fund experienced a decrease in portfolio turnover rate during the fiscal year ended August 31, 2025 compared to fiscal year ended August 31, 2024. This decrease was due to a rebalancing of the portfolio during a period of increased market volatility in 2024.
Shareholders should note that  the Fund reserves the right to, at any time, discontinue offering its shares, merge or reorganize itself (or a class of shares, if applicable) into another fund, or cease operations and liquidate, subject in each case to shareholder approval to the extent required by applicable law and regulation or the relevant organizational documents.
3

INVESTMENT RESTRICTIONS
The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the  Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of the  Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the  Fund. The Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;

(2)	Purchase securities or evidences of interest therein on “margin,” that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

(3)	Engage in the underwriting of securities;

(4)	Make loans to other persons except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities, and (d) lending cash consistent with applicable law;

(5)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund’s objective, up to (but less than) 25% of the value of its assets may be invested in any one industry; or

(6)	Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the Prospectus.
Notwithstanding its investment policies and restrictions,  the  Fund may, in compliance with the requirements of the 1940 Act, invest: (i) all of its assets in an open-end management investment company with substantially the same investment objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance  or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund.
In addition, to the extent a registered open-end investment company acquires securities of a fund in reliance on Section 12(d)(1)(G) under the 1940 Act, such acquired fund shall not acquire any securities of a registered open-end investment company in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) under the 1940 Act.
Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a requirement with respect to the percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund  of such security or asset. Accordingly, unless otherwise noted, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund  to dispose of such security or other asset. However, the Fund must always be in compliance with the borrowing policy set forth above. If the Fund is required to reduce borrowings, it will do so in a manner that is consistent with the 1940 Act and guidance of the SEC or its staff, and that complies with any applicable SEC exemptive order.
MANAGEMENT AND ORGANIZATION
Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 76th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is One Post Office Square, Boston, Massachusetts 02109. As used in this SAI, “EV” refers to EV LLC, “Eaton Vance” refers to Eaton Vance Management, “MSIM” refers to Morgan Stanley Investment Management, Inc., and “EVD” refers to Eaton Vance Distributors, Inc. (see “Principal Underwriter” under “Other Service Providers”). EV is the trustee of Eaton Vance and BMR. Each of Eaton Vance, BMR, EVD and EV are indirect wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.
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Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee[1]	Other Directorships Held During Last Five Years
Noninterested Trustees
ALAN C. BOWSER 1962	Trustee	Since 2022	Private investor. Formerly, Co-Head of the Americas Region, Chief Diversity Officer, Partner and a Member of the Operating Committee at Bridgewater Associates, an asset management firm (2011-2023). Formerly, Managing Director and Head of Investment Services at UBS Wealth Management Americas (2007-2010). Formerly, Managing Director and Head of Client Solutions, Citibank Private Bank (1999 – 2007).	122	Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
CYNTHIA E. FROST 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).	122	None
GEORGE J. GORMAN 1952	Trustee	Since 2014	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).	122	None
VALERIE A. MOSLEY 1960	Trustee	Since 2014	Private investor. Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).	122
Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020), Groupon, Inc. (e-commerce provider) (2020-2022), and Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (2018-2024).

KEITH QUINTON 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).	122	Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
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Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee[1]	Other Directorships Held During Last Five Years
MARCUS L. SMITH 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).	122	Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017).
NANCY WISER STEFANI 1967	Trustee	Since 2022	Private investor. Formerly, Executive Vice President, Global Head of Operations, Wells Fargo Asset Management (2011-2021) and Treasurer of Wells Fargo open-end and closed-end funds (2012-2021); Former Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management (2008-2011) and GMN Capital Management (2006-2007).	122	None
SUSAN J. SUTHERLAND 1957	Trustee	Since 2015	Private investor. Director of Ascot Underwriting Limited (since 2023), a UK based subsidiary of Ascot Group Limited (insurance and reinsurance). Formerly, Director of Ascot Group Limited (2017-2025), Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).	122	Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
SCOTT E. WENNERHOLM 1959	Chairperson of the Board and Trustee	Chairperson of the Board since 2025 and Trustee since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).	122	None
1	Includes both funds and portfolios in a hub and spoke structure.
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Principal Officers who are not Trustees
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Kenneth A. Topping 1966	President	Since 2023
Vice President and Chief Administrative Officer of Eaton Vance and BMR and Chief Operating Officer for Public Markets at MSIM. Officer of 104 registered investment companies managed by Eaton Vance or BMR. Also Vice President of Calvert Research and Management (“CRM”) since 2021.

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2021
Vice President of Eaton Vance and BMR. Officer of 122 registered investment companies managed by Eaton Vance or BMR. Also Vice President of CRM and officer of 44  registered investment companies advised or administered by CRM since 2021.

James F. Kirchner 1967	Treasurer	Since 2013
Vice President of Eaton Vance and BMR. Officer of 122 registered investment companies managed by Eaton Vance or BMR. Also Vice President of CRM and officer of 44 registered investment companies advised or administered by CRM since 2016.

Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Officer of 122 registered investment companies managed by Eaton Vance or BMR. Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Laura T. Donovan 1976	Chief Compliance Officer	Since 2024	Vice President of Eaton Vance and BMR. Officer of 122 registered investment companies managed by Eaton Vance or BMR.
The Board has general oversight responsibility with respect to the business and affairs of the Trust and the Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser(s) (collectively the “adviser”) to manage the  Fund and an administrator to administer the Fund  and is responsible for overseeing such adviser and administrator and other service providers to the  Trust and the Fund. The Board is currently composed of nine Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (each a “noninterested Trustee”). In addition to six regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established six  committees  to assist the Board in performing its oversight responsibilities.
The Board has appointed a  noninterested Trustee to serve in the role of Chairperson. The Chairperson’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairperson also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Board members generally between meetings. The Chairperson may perform such other functions as may be requested by the Board from time to time. In addition, the Board may appoint a noninterested Trustee to serve in the role of Vice-Chairperson. The Vice-Chairperson has the power and authority to perform any or all of the duties and responsibilities of the Chairperson in the absence of the Chairperson and/or as requested by the Chairperson. Except for any duties specified herein or pursuant to the Trust’s Agreement and Declaration of Trust  or By-laws, the designation of Chairperson or Vice-Chairperson does not impose on such noninterested Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.
The Fund and the Trust are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of the Fund and the Trust and is addressed as part of various activities of the Board and its Committees. As part of its oversight of the Fund and the Trust, the Board directly, or through a Committee, relies on and reviews reports from, among others,  Fund  management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Fund  service providers responsible for day-to-day oversight of Fund  investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can or should be mitigated. The Board also interacts with the CCO and with senior personnel of the adviser, administrator, principal underwriter and other Fund  service providers and provides input on risk management issues during meetings of the Board and its Committees. Each of the adviser, administrator, principal underwriter and the other Fund service providers has its own, independent interest and responsibilities in risk management, and its policies and methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is not possible to identify all of the risks that may affect the Fund  or to develop processes and controls to eliminate or mitigate their occurrence or effects. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals.
The Board, with the assistance of management and with input from the Board’s various committees, reviews investment policies and risks in connection with its review of  Fund performance. The Board has appointed a Fund  CCO who oversees the implementation and testing of the Fund compliance program and reports to the Board regarding compliance matters for the Fund and its  principal service providers. In addition, as part of the Board’s periodic review of the advisory, subadvisory (if applicable), distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing the Fund’s shares. The administrator, the investment adviser and the sub-adviser (if applicable) are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports to the Audit Committee of the Board and the Board regarding these and related matters. In
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addition, the Audit Committee of the Board or the Board receives reports periodically from the independent public accounting firm for the Fund regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with mutual funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function.
The Trust’s  Declaration of Trust does  not set forth any specific qualifications to serve as a Trustee. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering noninterested Trustee  candidates. In general, no one factor is decisive in the selection of an individual to join the Board. Among the factors the Board considers when concluding that an individual should serve on the Board are the following: (i) knowledge in matters relating to the mutual fund industry; (ii) experience as a director or senior officer of public companies; (iii) educational background; (iv) reputation for high ethical standards and professional integrity; (v) specific financial, technical or other expertise possessed by the individual or other experience or background of the individual, and the extent to which such expertise, experience or background would complement the Board members’ existing mix of skills, core competencies and qualifications and diversity of experiences and background; (vi) perceived ability to contribute to the ongoing functions of the Board, including the ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the ability to qualify as a noninterested Trustee for purposes of the 1940 Act and any other actual or potential conflicts of interest involving the individual and the Fund; and (viii) such other factors as the Board determines to be relevant in light of the existing composition of the Board and any anticipated vacancies.
Among the attributes or skills common to all Board members are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other members of the Board, management, sub-advisers, other service providers, counsel and independent registered public accounting firms, and to exercise effective and independent business judgment in the performance of their duties as members of the Board. Each Board member’s ability to perform his or her duties effectively has been attained through the Board member’s business, consulting, public service and/or academic positions and through experience from service as a member of the Boards of the Eaton Vance family of funds (“Eaton Vance Fund Boards”) (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Board member’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences. Six of the nine currently serving noninterested Trustees  bring gender and/or racial diversity to the Board.
In respect of each current member of the Board, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of registered investment companies, were a significant factor in the determination that the individual should serve as a member of the Board. The following is a summary of each Board member’s particular professional experience and additional considerations that contributed to the Board’s conclusion that he or she should serve as a member of the Board:
Alan C. Bowser. Mr. Bowser has served as a Board member of the Eaton Vance open-end funds since 2022 and of the Eaton Vance closed-end funds since 2023. Mr. Bowser has over 25 years of experience in the financial services industry, most of which has been dedicated to leading investment advisory teams serving institutions, family offices, and ultra-high net worth individuals in the U.S. and Latin America. From 2011-2023, Mr. Bowser served in several capacities at Bridgewater Associates, an asset management firm, including most recently serving as Chief Diversity Officer and Co-Head of the Americas Region in addition to being a Partner and a member of the Operating Committee. Prior to joining Bridgewater Associates, he was Managing Director and Head of Investment Services at UBS Wealth Management Americas from 2007 to 2010 and, before that, Managing Director and Head of Client Solutions for the Latin America Division at the Citibank Private Bank from 1999 to 2007. Mr. Bowser has been an Independent Director of Stout Risius Ross since 2021, a founding Board Member and current Board Chair of the Black Hedge Fund Professionals Network and has served on the Boards of the Robert Toigo Foundation, the New York Urban League, the University of Pennsylvania, and as Vice Chairman of the Greater Miami Chamber of Commerce Task Force on Ethics. In 2020, he was recognized as one of the top 100 “EMPower Ethnic Minority Executive Role Models” and in 2022 he was recognized by Business Insider magazine as one of 14 “Diversity Trailblazers” making corporate America more inclusive.   Mr. Bowser received a Bachelor of Science degree in Economics, summa cum laude, from The Wharton School, University of Pennsylvania, and a Master of Philosophy in Politics from Oxford University.
Cynthia  E. Frost. Ms. Frost has served as a member of the Eaton Vance Fund Boards since 2014. From 2000 through 2012, Ms. Frost was the Chief Investment Officer of Brown University, where she oversaw the evaluation, selection and monitoring of the third party investment managers who managed the university’s endowment. From 1995 through 2000, Ms. Frost was a Portfolio Strategist for Duke Management Company, which oversaw Duke University’s endowment. Ms. Frost also served in various investment and consulting roles at Cambridge Associates from 1989-1995, Bain and Company from 1987-1989 and BA Investment Management Company from 1983-1985. She serves as a member of the investment committee of The MCNC Endowment. Ms. Frost earned a Bachelor of Arts degree, with honors, in Economics from Stanford University and a Master of Business Administration degree, Edward Tuck Scholar, from Amos Tuck School, Dartmouth College. Ms. Frost was a CFA® charterholder during her professional investment career.
George  J. Gorman. Mr. Gorman has served as a member of the Eaton Vance Fund Boards since 2014 and is the Chairperson of the Audit Committee and the Contract Review Committee. From 1974 through 2009, Mr. Gorman served in various capacities at Ernst & Young LLP, including as a Senior Partner in the Asset Management Group (from 1988) specializing in managing engagement teams responsible for auditing mutual funds registered with the SEC, hedge funds and private equity funds. Mr.
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Gorman also has experience serving as an independent trustee of other mutual fund complexes, including the Bank of America Money Market Funds Series Trust from 2011-2014 and the Ashmore Funds from 2010-2014. Mr. Gorman received a Bachelor of Science degree, cum laude, in Business and Administration from Duquesne University and a Master of Business Administration degree from Amos Tuck School, Dartmouth College. He is a CPA in New York and Massachusetts.
Valerie A.  Mosley. Ms. Mosley has served as a member of the Eaton Vance Fund Boards since 2014. In 2020, she founded Upward Wealth, Inc., doing business as BrightUp, a fintech platform focused on helping everyday workers grow their net worth and reinforce their self-worth. From 1992 through 2012, Ms. Mosley served in several capacities at Wellington Management Company, LLP, an investment management firm, including as a Partner, Senior Vice President, Portfolio Manager and Investment Strategist. Ms. Mosley also served as Chief Investment Officer at PG Corbin Asset Management from 1990-1992 and worked in institutional corporate bond sales at Kidder Peabody from 1986-1990. She is a Director of DraftKings, Inc., a digital sports entertainment and gaming company. In addition, she is also a board member of Caribou Financial, Inc., an auto loan refinancing company. Ms. Mosley previously served as a Director of Dynex Capital, Inc., a mortgage REIT, from 2013-2020, a Director of Progress Investment Management Company, a manager of emerging managers, until 2020, a Director of  Groupon, Inc., an e-commerce platform from 2020-2022, and a Director of Envestnet, Inc., a provider of intelligent systems for wealth management and financial wellness, from 2018-2024. She serves as a trustee or board member of several major non-profit organizations and endowments. Ms. Mosley earned a Bachelor of Arts degree in History from Duke University and a Master of Business Administration degree from The Wharton School, University of Pennsylvania. Ms. Mosley was a CFA® charterholder during her professional investment career.
Keith Quinton. Mr. Quinton has served as a member of the Eaton Vance Fund Boards since 2018 and is the Chairperson of the Closed-End Fund Committee.   He had over thirty years of experience in the investment industry before retiring from Fidelity Investments, where he served as a portfolio manager and senior quantitative analyst from 2001 through 2014. Prior to joining Fidelity, Mr. Quinton was a vice president and quantitative analyst at MFS Investment Management from 2000-2001. From 1997 through 2000, he was a senior quantitative analyst at Santander Global Advisors and, from 1995 through 1997, Mr. Quinton was senior vice president in the quantitative equity research department at Putnam Investments. Prior to joining Putnam Investments, Mr. Quinton served in various investment roles at Eberstadt Fleming, Falconwood Securities Corporation and Drexel Burnham Lambert, where he began his career in the investment industry as a senior quantitative analyst in 1983. Mr. Quinton served as an Independent Investment Committee Member of the New Hampshire Retirement System, a five member committee that manages investments based on the investment policy and asset allocation approved by the board of trustees (2017-2021), and as a Director (2016-2021) and Chairman (2019-2021) of the New Hampshire Municipal Bond Bank. Mr. Quinton earned an Artium Baccalaurei degree in Russian from Dartmouth College and a Master of Business Administration degree from Amos Tuck School, Dartmouth College. Mr. Quinton was a CFA® charterholder during his professional investment career.
Marcus  L. Smith. Mr. Smith has served as a member of the Eaton Vance Fund Boards since 2018 and is the Chairperson of the Portfolio Management Committee. He was elected to the Governing Council of the Independent Directors Council (IDC), where he serves on the Education and Engagement Committee.  Mr. Smith has been an Independent Director at First Industrial Realty Trust, Inc. (NYSE: FR), a fully integrated REIT specializing in industrial real estate, since 2021, where he serves on the Audit, Investment, and Nominating & Governance Committees. Since 2017, he has served on the Board of Directors  of MSCI Inc. (NYSE: MSCI), a leading global provider of investment decision support tools, where he chairs the Audit Committee and is a member of the Strategy & Finance Committee. Mr. Smith was previously a Director of DCT Industrial Trust Inc. (NYSE: DCT) from 2017 until its acquisition by Prologis in 2018, serving on the Audit and Nominating & Corporate Governance Committees. He spent over two decades at MFS Investment Management, where he led the $23 billion International Equity portfolio and held senior roles including Chief Investment Officer for Canada and Asia.   Earlier in his career,  Mr. Smith was a senior consultant at Andersen Consulting (now Accenture) and served as a U.S. Army Reserve Officer. His nonprofit engagements include current board roles with Facing History and Ourselves, the Core Knowledge Foundation, and the Harvard Medical School Advisory Council on Education. He previously served as a trustee of the University of Mount Union (2008-2020) and on the Boston Advisory Board of the Posse Foundation (2015-2021). Mr. Smith earned a Bachelor of Science degree in Computer Science, cum laude, from the University of Mount Union and a Master of Business Administration degree from The Wharton School, University of Pennsylvania.
Nancy Wiser Stefani. Ms. Stefani has served as a member of the Eaton Vance Fund Boards since 2022 and is the Chairperson of the Compliance Reports and Regulatory Matters Committee. Prior to its acquisition in 2024, she also served as a corporate Director for Rimes Technologies, a data management company based in London (2022-2024). Ms. Stefani has over 35 years of experience in the investment management and financial services industry. From 2011-2021, Ms. Stefani served as an Executive Vice President, Global Head of Operations and Treasurer of Wells Fargo Funds, at Wells Fargo Asset Management, where she oversaw operations and governance matters. In the role of governance, Ms. Stefani served as chairman of the board for the Wells Fargo Asset Management United Kingdom and Luxembourg legal entities as well as the Luxembourg funds. Additionally, Ms. Stefani served as the Treasurer for the Wells Fargo Funds from 2012-2021. Prior to joining Wells Fargo Asset Management, Ms. Stefani served as Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management, from 2008-2011, and GMN Capital Management, from 2006-2007, where she oversaw all non-investment activities. She currently serves on the University of Minnesota Foundation Board of Trustees (since 2022) and previously served on several other non-profit boards including her alma mater Providence College Business Advisory board, Boston Scores and the National Black MBA Advisory board. Ms. Stefani earned a Bachelor of Science degree in Business Administration from Providence College.
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Susan  J. Sutherland. Ms. Sutherland has served as a member of the Eaton Vance Fund Boards since 2015 and is the Chairperson of the Governance Committee. Since 2023, she has also served as a Director of Ascot Underwriting Limited, a UK based subsidiary of Ascot Group Limited, and is formerly a Director of Ascot Group Limited from 2017-2025.   Ascot Group Limited, through its related businesses including Syndicate 1414 at Lloyd’s of London, is a leading global underwriter of specialty property and casualty insurance and reinsurance. In addition, Ms. Sutherland was a Director of Kairos Acquisition Corp. from 2021 until its dissolution in 2023, which had concentrated on acquisition and business combination efforts within the insurance and insurance technology (also known as “InsurTech”) sectors. Ms. Sutherland was also a Director of Montpelier Re Holdings Ltd., a global provider of customized reinsurance and insurance products, from 2013 until its sale in 2015 and of Hagerty Holding Corp., a leading provider of specialized automobile and marine insurance from 2015-2018. From 1982 through 2013, Ms. Sutherland was an associate, counsel and then a partner in the Financial Institutions Group of the global law firm Skadden, Arps, Slate, Meagher & Flom LLP, where she primarily represented U.S. and international insurance and reinsurance companies, investment banks and private equity firms in insurance-related corporate transactions. In addition, Ms. Sutherland has also served as a board member of prominent non-profit organizations. Ms. Sutherland earned a Bachelor of Arts degree in political science, with highest honors, from Denison University and a Juris Doctor degree from New York University School of Law, where she was a Root-Tilden Scholar.
Scott  E. Wennerholm. Mr. Wennerholm has served as a member of the Eaton Vance Fund Boards since 2016 and is the Independent   Chairperson of the Board. He has over 30 years of experience in the financial services industry in various leadership and executive roles. Mr. Wennerholm served as Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management from 2005-2011. He also served as Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management from 1997-2004 and was a Vice President at Fidelity Investments Institutional Services from 1994-1997. In addition, Mr. Wennerholm served as a Trustee at Wheelock College, a postsecondary institution from 2012-2018. Mr. Wennerholm earned Bachelor of Arts degrees in Business Administration and in Philosophy from Furman University and a Master of Business Administration degree from Boston University. He has held FINRA licenses in Series 7, 24, 27, and 63.
The Board(s) has several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee, the Closed-End Fund Committee and the Contract Review Committee. Each of the Committees are comprised of only noninterested Trustees.
Mses. Sutherland  (Chairperson), Frost, Mosley  and Stefani, and  Messrs. Bowser,  Gorman, Quinton, Smith and Wennerholm are members of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board with respect to the structure, membership and operation of the Board and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board and the compensation of such persons. During the fiscal year ended August 31, 2025, the Governance Committee convened four times.
The Governance Committee will, when a vacancy exists, consider a nominee for Trustee recommended by a shareholder, provided that such recommendation is submitted in writing to the  Trust’s Secretary at the principal executive office of the Trust. Such recommendations must be accompanied by biographical and occupational data on the candidate (including whether the candidate would be an “interested person” of the Trust), a written consent by the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the Trust, and a description of any arrangements or understandings regarding recommendation of the candidate for consideration.
Messrs. Gorman (Chairperson) and Wennerholm and Mses. Mosley and Stefani are members of the Audit Committee.  The Audit Committee’s purposes are to (i) oversee the Fund’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the Fund’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Fund’s compliance with legal and regulatory requirements that relate to the Fund’s  accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of the Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of the Fund. During the fiscal year ended August 31, 2025, the Audit Committee convened ten times.
Messrs. Gorman  (Chairperson), Bowser,  Quinton, Smith and Wennerholm, and Mses. Frost, Mosley, Stefani and  Sutherland are members of the Contract Review Committee. The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board concerning the following matters: (i) contractual arrangements with each service provider to the Fund, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Fund or investors therein; and (iii) any other matter appropriate for review by the  noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board. During the fiscal year ended August 31, 2025, the Contract Review Committee convened five times.
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Messrs. Smith (Chairperson) and Gorman and Mses. Frost and Mosley are members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board in its oversight of the portfolio management process employed by the Fund and its  investment adviser and sub-adviser(s), if applicable, relative to the Fund’s stated objective(s), strategies and restrictions; (ii) assist the Board in its oversight of the trading policies and procedures and risk management techniques applicable to the Fund; and (iii) assist the Board in its monitoring of the performance results of all funds and portfolios, giving special attention to the performance of certain funds and portfolios that it or the Board identifies from time to time. During the fiscal year ended August 31, 2025, the Portfolio Management Committee convened seven times.
Mses. Stefani  (Chairperson) and Sutherland and  Messrs. Bowser  and Quinton are members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Fund; (ii) serve as a liaison between the Board and the Fund’s CCO; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended August 31, 2025, the Compliance Reports and Regulatory Matters Committee convened eight times.
Messrs. Quinton (Chairperson) and Bowser and Mses. Frost and Sutherland are members of the Closed-End Fund Committee. The purpose of the Committee is to assist the Board of the Eaton Vance Closed-End Funds in the oversight of the Closed-End Funds, including secondary market trading, capital structure, distribution policies and other matters as delegated by the Board. The Closed-End Fund Committee was established in October 2024 and met six times during the Fund’s fiscal year ended August 31, 2025. In addition, during the fiscal year ended  August 31, 2025, the predecessor to the Closed-End Fund Committee, the Ad Hoc Committee for Closed-End Fund Matters, convened three times.
Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in the Eaton Vance family of funds overseen by the Trustee, which may include shares, if any, deemed to be beneficially owned by a  noninterested Trustee through a deferred compensation plan as of December 31, 2024.

Name of Trustee	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in Funds Overseen by Trustee in the Eaton Vance Family of Funds
Noninterested Trustees
Alan C. Bowser	None	Over $100,000
Cynthia E. Frost	None	Over $100,000
George J. Gorman	None	Over $100,000
Valerie A. Mosley	None	Over $100,000
Keith Quinton	None	Over $100,000
Marcus L. Smith	None	Over $100,000
Nancy Wiser Stefani	None	Over $100,000
Susan J. Sutherland	Over $100,000	Over $100,000
Scott E. Wennerholm	None	Over $100,000
As of December 31, 2024, no noninterested Trustee  or any of their immediate family members owned beneficially or of record any class of securities of Morgan Stanley, EVD, any sub-adviser, if applicable, or any person controlling, controlled by or under common control with Morgan Stanley or EVD or any sub-adviser, if applicable, collectively (“Affiliated Entity”).
During the calendar years ended December 31, 2023 and December 31, 2024, no noninterested Trustee  (or their immediate family members) had:

(1)	Any direct or indirect interest in any Affiliated Entity;

(2)	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any fund; (ii) another fund managed or distributed by any Affiliated Entity; (iii) any Affiliated Entity; or (iv) an officer of any of the above; or

(3)	Any direct or indirect relationship with (i) the Trust or any fund; (ii) another fund managed or distributed by any Affiliated Entity; (iii) any Affiliated Entity; or (iv) an officer of any of the above.

During the calendar years ended December 31, 2023 and December 31, 2024, no officer of any Affiliated Entity served on the Board of Directors of a company where a noninterested Trustee of the Trust  or any of their immediate family members served as an officer.
Noninterested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan  (the “Deferred Compensation Plan”). Under the Deferred Compensation Plan, an eligible Board member may elect to have all or a portion of his or her deferred fees invested in the shares of one or more funds in the Eaton Vance family of funds, and the amount paid to the Board members under the Deferred Compensation Plan will be determined based upon the performance of such investments. Deferral of Board members’ fees in accordance with the Deferred Compensation Plan will have a negligible effect on the assets, liabilities, and net income of a participating fund or portfolio, and do not require that a participating Board member be retained. There is no retirement plan for Board members.
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The fees and expenses of the Trustees of the Trust are paid by the Fund (and other series of the Trust). During the fiscal year ended August 31, 2025, the Trustees of the Trust  earned the following compensation in their capacities as Board members from the Trust. For the year ended December 31,  2024, the Board members earned the following compensation in their capacities as members of the Eaton Vance  Fund Boards1:

Source of Compensation	Trust[1]	Trust and Fund Complex[2]
Alan C. Bowser	$34,753	$395,000
Cynthia E. Frost	$33,913	$395,000
George J. Gorman	$44,081	$545,000
Valerie A. Mosley	$35,825	$430,000[3]
Keith Quinton	$37,671	$420,000
Marcus L. Smith	$36,521	$430,000
Nancy Wiser Stefani	$35,556	$410,000
Susan J. Sutherland	$37,709	$432,500
Scott E. Wennerholm	$37,766	$445,000
1	The Trust consisted of 10 Funds as of August 31, 2025.
2	As of January 1, 2026, the Eaton Vance fund complex consists of 122 registered investment companies or series thereof. Mr. Mark R. Fetting, who served as a Trustee of the Trust since 2016 and Chairperson of the Board since 2025, passed away unexpectedly on August 9, 2025. For the fiscal year ended August 31, 2025, he received Trustee fees of $39,697. For the calendar year ended December 31, 2024, he received $430,000 from the Trust and Fund Complex.
3	Includes $30,000 of deferred compensation.
Fund Organization
Trust. The Fund is a series of the Trust, which was organized under Massachusetts law on May 25, 1989 as a trust with transferable shares, commonly referred to as a “Massachusetts business trust” and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders of the Trust are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of all Funds in the Trust will be voted together with respect to the election or removal of Trustees and on other matters affecting all Funds similarly. On matters affecting only a particular Fund, all shareholders of the affected Fund will vote together as a single class, except that only shareholders of a particular class may vote on matters affecting only that class.  Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.
As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that any Trustee may be removed with or without cause, by (i) the affirmative vote of holders of two-thirds of the shares or, (ii) the affirmative vote of, or written instrument, signed by at least two-thirds of the remaining Trustees, provided however, that the removal of any noninterested Trustee shall additionally require the affirmative vote of, or a written instrument executed by, at least two-thirds of the remaining noninterested Trustees. No person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.
The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series, if they deem it necessary to conform it to applicable federal or state laws or regulations, or to make such other changes (such as reclassifying series or classes of shares or  restructuring the Trust) provided such changes do not have a materially adverse effect on the financial interests of shareholders. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification is required to be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
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The Trust’s Declaration of Trust provides that any legal proceeding brought by or on behalf of a shareholder seeking to enforce any provision of, or based upon any matter arising out of, related to or in connection with, the Declaration of Trust, the Trust, any Fund or Class or the shares of any Fund must be brought exclusively in the United States District Court for the District of Massachusetts or, if such court does not have jurisdiction for the matter, then in the Superior Court of Suffolk County for the Commonwealth of Massachusetts. If a shareholder brings a claim in another venue and the venue is subsequently changed through legal process to the foregoing Federal or state court, then the shareholder will be required to reimburse the Trust and other persons for the expenses incurred in effecting the change in venue.
The Trust’s Declaration of Trust also provides that, except to the extent explicitly permitted by Federal law, a shareholder may not bring or maintain a court action on behalf of the Trust or any Fund or class of shares (commonly referred to as a derivative claim) without first making demand on the Trustees requesting the Trustees to bring the action. Within 90 days of receipt of the demand, the Trustees will consider the merits of the claim and determine whether commencing or maintaining an action would be in the best interests of the Trust or the affected Fund or Class. Any decision by the Trustees to bring, maintain or settle, or to not bring, maintain or settle the action, will be final and binding upon shareholders and therefore no action may be brought or maintained after a decision is made to reject a demand. In addition, the Trust’s Declaration of Trust provides that, to the maximum extent permitted by law, each shareholder acknowledges and agrees that any alleged injury to the Trust’s property, any diminution in the value of a shareholder’s shares and any other claim arising out of or relating to an allegation regarding the actions, inaction or omissions of or by the Trustees, the officers of the Trust or the investment adviser of the  Fund is a legal claim belonging only to the Trust and not to the shareholders individually and, therefore, that any such claim is subject to the demand requirement for derivative claims referenced above.
The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class  thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class  thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class  thereof entitled to vote thereon shall be sufficient authorization; or (2) by the approval of a majority of the Trustees then in office, to be followed by a written notice to shareholders.
Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust, upon request by the shareholder, shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the  Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liabilities exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.
Proxy Voting Policy. The Board adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Board has delegated proxy voting responsibility to the investment adviser or sub-adviser and adopted the proxy voting policies and procedures of the investment adviser or sub-adviser  (the “Adviser Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of research, execution, recordkeeping and reporting services. The members of the Board will review the Fund’s  proxy voting records from time to time and will review annually the Adviser Policies. For a copy of the Fund Policy and Adviser Policies, see Appendix E and Appendix F, respectively. Pursuant to certain provisions of the 1940 Act relating to funds investing in other funds, a Fund may be required or may elect to vote its interest in another fund in the same proportion as the holders of all other shares of that fund. Information on how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, (2) on the SEC’s website at http://www.sec.gov and (3) on the Fund’s website at https://www.eatonvance.com.
INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES
Investment Advisory Services. As described in the Prospectus, BMR is the investment adviser to the Fund and Morgan Stanley Investment Management Company (“MSIM”) is a sub-adviser to the Fund. Eaton Vance, BMR, and their predecessor organizations have been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and BMR are indirect wholly owned subsidiaries  of Morgan Stanley (NYSE: MS), a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. Registered investment companies advised by Eaton Vance, BMR, Morgan Stanley Investment Management, Inc. or CRM, each of which is an indirect wholly-owned subsidiary of Morgan Stanley, are considered to be related companies that are part of the same “group of investment companies” for purposes of investment in and by such companies pursuant to Section 12(d)(1)(G) of the 1940 Act and Rule 12d1-4 under the 1940 Act.
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The investment adviser manages the investments and affairs of the Fund and provides  related office facilities and personnel subject to the supervision of the Trust.  The investment the sub-adviser furnishes investment research, advice and supervision, furnishes an investment program and determines  what securities will be purchased, held or sold by the Fund  and what portion, if any, of the Fund’s assets will be held uninvested. The investment advisory agreement between the Fund and BMR (the “Investment Advisory Agreement” or the “Agreement”) and the investment sub-advisory agreement between BMR and MSIM (the “Investment Sub-Advisory Agreement” or the “Agreement”) requires the investment adviser or sub-adviser, as the case may be, to pay the compensation and expenses of all officers and Trustees who are members of the investment adviser’s or sub-adviser’s organization and all personnel of the investment adviser or sub-adviser performing services relating to research and investment activities.
For a description of the current compensation that the Fund pays the investment adviser under its investment advisory agreement, see the Prospectus.
The following table sets forth the net assets of the Fund as of August 31, 2025  and the advisory fees for the last three fiscal years.

	Advisory Fee for Fiscal Years Ended
Net Assets at August 31, 2025	August 31, 2025	August 31, 2024	August 31, 2023
$42,622,377	$281,898	$282,907	$412,828
Pursuant to an expense reimbursement agreement described in the prospectus, Eaton Vance was allocated $69,763, $61,309 and $82,033 in total of Fund operating expenses for the fiscal years ended August 31, 2025, August 31, 2024 and August 31, 2023, respectively, for the Fund.
Pursuant to an investment sub-advisory agreement between BMR and Morgan Stanley Investment Management Company (“MSIM Company”) (the “Investment Sub-Advisory Agreement”), BMR pays MSIM Company for providing sub-advisory services to the Fund. The Investment Sub-Advisory Agreement requires that MSIM Company pay the compensation and expenses for all officers and Trustees who are members of the investment sub-adviser’s organization and all personnel of the investment sub-adviser performing services relating to research and investment activities. The following table sets forth the sub-advisory fees for the last three fiscal years:

Sub-Advisory Fees for Fiscal Years Ended
August 31, 2025	August 31, 2024	August 31, 2023
$169,139	$188,320	$253,193
Pursuant to an expense reimbursement agreement described in the prospectus,  MSIM Company was allocated $104,646, $96,306 and $16,554 in total of Fund operating expenses for the fiscal years ended August 31, 2025, August 31, 2024 and August 31, 2023, respectively, for the Fund.
The Investment Advisory Agreement and Investment Sub-Advisory Agreement continue in effect through and including the second anniversary of its execution and shall continue in full force and effect indefinitely thereafter, but only so long as such continuance after such second anniversary is specifically approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast at a meeting specifically called for the purpose of voting on such approval pursuant to the requirements of the 1940 Act and (ii) by the Board of the Trust or by vote of a majority of the outstanding voting securities of the Fund. Each Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by either party, or by vote of the majority of the outstanding voting securities of the Fund, and  each  Agreement will terminate automatically in the event of its assignment. Each  Agreement provides that the investment adviser or sub-adviser  may render services to others. Each Agreement also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment. Each  Agreement is not intended to, and does not, confer upon any person not a party to it any right, benefit or remedy of any nature.
While the Trust is a Massachusetts business trust, the investment sub-adviser, together with certain officers of the Trust, are not residents of the United States, and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of the investment adviser and such individuals under the federal securities laws of the United States. The Trust has been advised that there is substantial doubt as to the enforceability in the countries in which the investment sub-adviser and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.
Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts  organized under the laws of the Commonwealth of Massachusetts. EV serves as trustee of BMR and Eaton Vance. EV, Eaton Vance and BMR  are indirect wholly owned subsidiaries of Morgan Stanley (NYSE: MS), a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services.
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Information About Morgan Stanley Investment Management Company (“MSIM Company”). MSIM Company is a wholly-owned subsidiary of Morgan Stanley. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services.
Participating Affiliate. In rendering investment advisory services to the Fund,  MSIM Company uses the portfolio management, research and other resources of Morgan Stanley Asia Limited (“MSAL”), a foreign (non-U.S.) affiliate of MSIM Company that is not registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). One or more MSAL employees may provide services to the Fund through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under the participating affiliate arrangement, MSAL is considered a Participating Affiliate of MSIM Company, and MSAL and its employees are considered “associated persons” of MSIM Company (as that term is defined in the Advisers Act) and investment professionals from MSAL may render portfolio management, research and other services to the Fund, subject to the supervision of MSIM Company.
Code of Ethics. The investment adviser, sub-adviser, principal underwriter, and the Fund have adopted Codes of Ethics governing personal securities transactions pursuant to Rule 17j-1 under the 1940 Act. Under the Codes, employees of the investment adviser, the sub-adviser and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by the Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and/or other procedures.
Portfolio Manager(s). The portfolio manager(s) (each referred to as a “portfolio manager”) of  the Fund are listed below. The following table shows, as of the Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Amay Hattangadi
Registered Investment Companies[1]	7	$1,232.0	0	$0
Other Pooled Investment Vehicles	7	$1,284.3	0	$0
Other Accounts	10	$6,840.4	1	$19.5
1	Includes the Fund.
The following table shows the dollar range of equity securities beneficially owned (or held notionally through IMAP) in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended  August 31, 2025 and in the Eaton Vance family of funds as of December 31, 2024.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Amay Hattangadi	None	None
It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. The investment adviser and sub-adviser have adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s and sub-adviser’s  trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.
Compensation Structure for MSIM Company. The compensation structure of MSIM, including its affiliates that are investment advisers, is based on a total reward system of base salary and incentive compensation, which is paid either in the form of cash bonus, or for employees meeting the specified deferred compensation eligibility threshold, partially as a cash bonus and partially as mandatory deferred compensation. Deferred compensation granted to employees of MSIM and its affiliates that are investment advisers is generally granted as a mix of deferred cash awards under the Investment Management Alignment Plan (IMAP) and equity-based awards in the form of stock units. The portion of incentive compensation granted in the form of a deferred compensation award and the terms of such awards are determined annually by the Compensation, Management Development and Succession Committee of the Morgan Stanley Board of Directors.
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Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the investment adviser.
Incentive compensation. In addition to base compensation, portfolio managers may receive discretionary year-end compensation.
Incentive compensation may include:

■	Cash bonus

■	Deferred compensation:

○
A mandatory program that defers a portion of incentive compensation into restricted stock units or other awards based on Morgan Stanley common stock or other plans that are subject to vesting and other conditions.

○
IMAP is a cash-based deferred compensation plan designed to increase the alignment of participants’ interests with the interests of the investment adviser’s clients. For eligible employees, a portion of their deferred compensation is  mandatorily deferred into IMAP on an annual basis. Awards granted under IMAP are notionally invested in referenced funds available pursuant to the plan, which are funds advised by MSIM and its affiliates that are investment advisers. Portfolio managers are required to notionally invest a minimum of 40% of their account balance in the designated funds that they manage and are included in the IMAP notional investment fund menu.

○
Deferred compensation awards are typically subject to vesting over a multi-year period and are subject to cancellation through the payment date for competition, cause (i.e., any act or omission that constitutes a breach of obligation to the Fund, including failure to comply with internal compliance, ethics or risk management standards, and failure or refusal to perform duties satisfactorily, including supervisory and management duties), disclosure of proprietary information, and solicitation of employees or clients. Awards are also subject to clawback through the payment date if an employee’s act or omission (including with respect to direct supervisory responsibilities) causes a restatement of the firm’s consolidated financial results, constitutes a violation of the firm’s global risk management principles, policies and standards, or causes a loss of revenue associated with a position on which the employee was paid and the employee operated outside of internal control policies.

MSIM and its affiliates that are investment advisers compensate employees based on principles of pay-for-performance, market competitiveness and risk management. Eligibility for, and the amount of any, discretionary compensation is subject to a multi-dimensional process. Specifically, consideration is given to one or more of the following factors, which can vary by portfolio management team and circumstances:

■	Revenue and profitability of the business and/or each fund/account managed by the portfolio manager

■	Revenue and profitability of the firm

■	Return on equity and risk factors of both the business units and Morgan Stanley

■	Assets managed by the portfolio manager

■	External market conditions

■	New business development and business sustainability

■	Contribution to client objectives

■	Team, product and/or MSIM and its affiliates that are investment advisers performance

■
The pre-tax investment performance of the funds/accounts managed by the portfolio manager  (which may, in certain cases, be measured against the applicable benchmark(s) and/or peer group(s) over one, three and five-year periods)

■	Individual contribution and performance

Further, the firm’s Global Incentive Compensation Discretion Policy requires compensation managers to consider only legitimate, business related factors when exercising discretion in determining variable incentive compensation, including adherence to Morgan Stanley’s core values, conduct, disciplinary actions in the current performance year, risk management and risk outcomes.
Commodity Futures Trading Commission Registration. The CFTC  has adopted certain regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the investment adviser or sub-adviser with respect to the operation of the Fund is subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act. Because of their management of other strategies, Eaton Vance and BMR are registered with the CFTC as commodity pool operators. Eaton Vance is also registered as a commodity trading advisor. BMR claims an exemption of “commodity trading advisor.”  The CFTC has neither reviewed nor approved the Fund’s investment strategies or this SAI.
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Administrative Services. As indicated in the Prospectus, Eaton Vance serves as administrator of the Fund under an Administrative Services Agreement, and in return, the Fund is authorized to pay Eaton Vance an annual fee of 0.15% of its average daily net assets for providing administrative services to the Fund. Under the Administrative Services Agreement, Eaton Vance has been engaged to administer the Fund’s affairs, subject to the supervision of the Board, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.
As of August 31, 2025, the Fund had net assets of $42,622,377. For the fiscal years ended August 31, 2025, 2024 and 2023, Eaton Vance earned administration fees from the Fund of $56,380, $56,581 and $82,566, respectively.
Sub-Transfer Agency Support Services. Eaton Vance provides sub-transfer agency and related services to Eaton Vance mutual funds pursuant to a Sub-Transfer Agency Support Services Agreement. Under the agreement, Eaton Vance provides: (1) specified sub-transfer agency services; (2) compliance monitoring services; and (3) intermediary oversight services. For the services it provides, Eaton Vance receives an aggregate annual fee equal to the actual expenses incurred by Eaton Vance in the performance of such services. The Fund pays a pro rata share of such fee. For the fiscal year ended August 31, 2025, Eaton Vance earned $25,863 from the Fund pursuant to the agreement.
Expenses. The Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the sub-adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. Pursuant to the Amended and Restated Multiple Class Plan for Eaton Vance Funds, Fund expenses are allocated to each class on a pro rata basis, except that distribution and service fees are allocated exclusively to the class that incurs them.
OTHER SERVICE PROVIDERS
Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), One Post Office Square, Boston, MA 02109 is the principal underwriter of the  Fund with respect to the continuous offering of the Fund’s shares. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the  Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the members of the Board (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Agreement or any applicable Distribution Plan), may be terminated on sixty days’ notice either by such Trustees  or by vote of a majority of the outstanding Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is an indirect wholly owned subsidiary of Morgan Stanley.
Custodian. State Street Bank and Trust Company (“State Street”), One Congress Street, Boston, MA 02114-2016, serves as custodian to the Fund. State Street has custody of all cash and securities of the Fund, maintains the general ledger of the Fund and computes the daily net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with  the  Fund’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. State Street also provides services in connection with the preparation of shareholder reports and Form N-CSR filings and the electronic filing of such reports with the SEC.
Independent Registered Public Accounting Firm. Deloitte & Touche LLP (“Deloitte”), 115 Federal Street, Suite 15, Boston, MA 02110-1894, independent registered public accounting firm, audits the Fund’s  financial statements. Deloitte and/or its affiliates provide other audit and related services to the Fund.
Transfer Agent. BNY Mellon Investment Servicing (US) Inc., P.O. Box 534439, Pittsburgh, PA 15253-4439, serves as transfer and dividend disbursing agent for the  Fund.
Securities Lending Agent. State Street serves as securities lending agent. For the fiscal year ended August 31, 2025, State Street provided the following administrative services pursuant to a Securities Lending Authorization Agreement with the Fund  listed in the table(s) below, subject to guidelines and restrictions provided by the Fund: (i) entering into loans with approved borrowers; (ii) receiving/holding collateral from borrowers and facilitating the investment/reinvestment of cash collateral; (iii) monitoring daily the market value of the loaned securities and collateral, including receiving and delivering additional collateral as necessary from/to borrowers; (iv) negotiating loan terms and, when necessary, loan premiums; (v) selecting securities to be loaned; (vi) recordkeeping, account servicing and providing statements; (vii) monitoring dividend/distribution activity and crediting the Fund account when necessary; and (viii) arranging for the return of loaned securities to the Fund at loan termination. Income and fees accrued from securities lending activities for the fiscal year ended August 31, 2025  are shown in the following table(s).
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China Equity Fund	Securities Lending Activities
Gross income from securities lending activities	$6,706
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$334
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$36
Administrative fees not included in revenue split	$0
Indemnification fee not included in revenue split	$0
Rebate (paid to borrowers)	$4,440
Other fees not included in revenue split	$0
Aggregate fees/compensation for securities lending activities	$4,810
Net income from securities lending activities	$1,896
CALCULATION OF NET ASSET VALUE
The net asset value of the Fund is determined by State Street (as agent and custodian) by subtracting the liabilities of the Fund from the value of its total assets. The Fund is closed for business and will not issue a net asset value on the following business holidays and any other business day that the NYSE is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s net asset value per share is readily accessible on the Eaton Vance website (www.eatonvance.com).
The Board has approved procedures pursuant to which investments are valued for purposes of determining the Fund’s net asset value. Listed below is a summary of the methods generally used to value investments (some or all of which may be held by the Fund) under the procedures.

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Equity securities (including common stock, exchange-traded funds, closed-end funds, preferred equity securities, exchange-traded notes and other instruments that trade on recognized stock exchanges) are valued at the last sale, official close or, if there are no reported sales, at the mean between the bid and asked price on the primary exchange on which they are traded.

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Most debt obligations are valued on the basis of market valuations furnished by a pricing service or at the mean of the bid and asked prices provided by recognized broker/dealers of such securities. The pricing service may use a pricing matrix to determine valuation.

■	Short-term instruments with remaining maturities of less than 397 days are valued on the basis of market valuations furnished by a pricing service or based on dealer quotations.

■	Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange quotations supplied by a pricing service.

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Senior and Junior Loans (as defined in the “Additional Information About Investment Strategies and Risks” section of this SAI) are valued on the basis of prices furnished by a pricing service. The pricing service uses transactions and market quotations from brokers in determining values.

■	Futures contracts are valued at the settlement or closing price on the primary exchange or board of trade on which they are traded.

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Exchange-traded options are valued at the mean of the bid and asked prices. Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).

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Non-exchange traded derivatives (including swap agreements, forward contracts and equity participation notes) are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the  counterparty) or, for total return swaps, based on market index data.

■	Precious metals are valued at the New York Composite mean quotation.

■	Liabilities with a payment or maturity date of 364 days or less are stated at their principal value and longer dated liabilities generally will be carried at their fair value.

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Valuations of foreign equity securities and total return swaps and exchange-traded futures contracts on non-North American equity indices are generally based on fair valuation provided by a pricing service.

Investments which are unable to be valued in accordance with the foregoing methodologies are valued using fair value methods by the investment adviser as the Fund’s “valuation designee” pursuant to Rule 2a-5 of the 1940 Act. The investment adviser, as valuation designee, is responsible for establishing fair valuation methodologies and making fair value determinations on behalf of the Funds for those portfolio securities for which no readily available market quotations exist (or for which market quotations are not reliable) and for other Fund investments that are not securities. Such fair value methodologies may include consideration of relevant factors, including but not limited to (i) the type of security and the existence of any contractual restrictions on the
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security’s disposition; (ii) the price and extent of public trading in similar securities of the issuer or of comparable companies or entities; (iii) quotations or relevant information obtained from broker-dealers or other market participants; (iv) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (v) an analysis of the company’s or entity’s financial statements; (vi) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; (vii) any transaction involving the issuer of such securities; and (viii) any other factors deemed relevant by the investment adviser. For purposes of fair valuation, the portfolio managers of one fund managed by the investment adviser that invests in Senior and Junior Loans may not possess the same information about a Senior or Junior Loan as the portfolio managers of another fund managed by the investment adviser. As such, at times the fair value of a Loan determined by certain portfolio managers of the investment adviser may vary from the fair value of the same Loan determined by other portfolio managers.
PURCHASING AND REDEEMING SHARES
Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. The U.S. registered Eaton Vance  funds generally do not accept investments from residents of the European Union, the United Kingdom or Switzerland, although may do so to the extent that the Eaton Vance  funds may be lawfully offered in a relevant jurisdiction (including at the initiative of the investor). Fund shares are continuously offered through financial intermediaries which have entered into agreements with the principal underwriter. Fund shares are sold at the public offering price, which is the net asset value next computed after receipt of an order plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the financial intermediaries responsible for selling Fund shares. The sales charge table for Class A shares in the Prospectus is applicable to purchases of Class A shares of the  Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A  shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges.”
Class I Share Purchases. Class I  shares are available for purchase by clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and employer sponsored retirement plans. Class I  shares may also be available through brokerage platforms of broker-dealer firms that have agreements with the Fund’s principal underwriter to offer Class I shares solely when acting as an agent for the investor. An investor acquiring Class I shares through such platforms may be required to pay a commission and/or other forms of compensation to the broker. Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance and its affiliates; current and retired members of Eaton Vance Fund Boards; employees of Eaton Vance  and its affiliates and such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.
Waiver of Investment Minimums. In addition to waivers described in the Prospectus, minimum investment amounts are waived for individual plan participants in an employer sponsored retirement plan; current and retired members of Eaton Vance Fund Boards; clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers to the Eaton Vance family of funds; and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of the Fund’s  custodian and transfer agent and in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof). Investments in the Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.
Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of  shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of  the Fund or class, the investment climate and market conditions and the volume of sales and redemptions of shares. The Class A and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no obligation to continue any Plan for any particular period of time.  Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.
Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the NYSE is closed (other than for customary weekend and holiday closings), during periods when trading on the NYSE is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund  to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.
Due to the high cost of maintaining small accounts, the Trust  reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. No contingent deferred sales charge (“CDSC”) or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.
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As disclosed in the Prospectus, the  Fund typically expects to meet redemption requests by (i) distributing any cash holdings, (ii) selling portfolio investments and/or (iii) borrowing from a bank under a line of credit. In addition to the foregoing, the Fund also may distribute securities as payment (a so-called “redemption in-kind”), in which case the redeeming shareholder may pay fees and commissions to convert the securities to cash. Unless requested by a shareholder, the Fund generally expects to limit use of redemption in-kind to stressed market conditions, but reserves the right to do so at any time.  The Fund may decline a shareholder’s request to receive redemption proceeds in-kind. Any redemption in-kind would be made in accordance with policies adopted by the Fund, which allow the Fund to distribute securities pro rata or as selected by the investment adviser or sub-adviser.
The Fund participates with other funds managed by Eaton Vance and its affiliates, including BMR and CRM, in a $650 million unsecured revolving line of credit agreement and may borrow amounts available thereunder for temporary purposes, such as meeting redemptions.  See “Additional Information about Investment Strategies and Risks - Borrowing for Temporary Purposes” herein. The Fund also has exemptive relief to participate in an interfund lending program with other Eaton Vance funds. Such program is not operational as of the date of this SAI.
In connection with requests to re-issue uncashed checks representing redemption proceeds, the  Fund reserves the right to require the redeeming shareholder to provide Medallion signature guaranteed wire instructions for delivery of redemption proceeds. Redemption proceeds represented by an uncashed check will not earn interest or other return during such time.
As noted above, the  Fund may pay the redemption price of shares of the  Fund, either totally or partially, by a distribution in-kind of securities. All requests for redemptions in-kind must be in good order. Provided the redemption request is received by the Fund not later than 12:00 p.m. (Eastern Time) on the day of the redemption, the Fund may in its discretion, if requested by a redeeming shareholder, provide the redeeming shareholders with an estimate of the securities to be distributed. Any difference between the redemption value of the distributed securities and the value of the Fund shares redeemed will be settled in cash. Securities distributed in a redemption in-kind would be valued pursuant to the Fund’s valuation procedures and selected by the investment adviser or sub-adviser. If a shareholder receives securities in a redemption in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and the value of such securities would be subject to price fluctuations until sold.
Pursuant to its Distribution Agreement with the Trust, the principal underwriter is authorized to repurchase shares offered for redemption to the Fund from time to time and the  Fund is authorized to pay to the principal underwriter the purchase price for such repurchased shares, which shall be the net asset value next determined after the repurchase order, subject to any applicable CDSC payable to the principal underwriter.
Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the ex-dividend date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.
Other Information. The  Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.
SALES CHARGES
Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to financial intermediaries which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain financial intermediaries whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to financial intermediaries. The principal underwriter may allow, upon notice to all financial intermediaries with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such financial intermediaries may be deemed to be underwriters as that term is defined in the 1933 Act.
Purchases at Net Asset Value. Class A  shares may be sold at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform; current and retired members of Eaton Vance  Fund Boards; to clients (including custodial, agency, advisory and trust accounts) and current and former Directors, officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to HSAs (Health Savings Accounts) and to employer sponsored retirement plans and trusts used to fund those plans, (3) to officers and
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employees of the Fund’s custodian and transfer agent , (4) in connection with the ReFlow liquidity program and (5) direct purchases of shares by accounts where no financial intermediary is specified. Class A  shares may also be sold at net asset value to registered representatives and employees of financial intermediaries. Class A shares are also offered at net asset value to shareholders who make a permitted direct transfer or roll-over to an Eaton Vance  prototype individual retirement account (“IRA”) from an employer-sponsored retirement plan previously invested in Eaton Vance funds (applicable only to the portion previously invested in Eaton Vance  funds), provided that sufficient documentation is provided to the transfer agent of such transfer or roll-over at the time of the account opening. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the financial intermediary involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only. A financial intermediary may not, in accordance with its policies and procedures, offer one or more of the waiver categories described above and shareholders should consult their financial intermediary for more information.
CDSC Waiver. CDSCs will be waived in connection with redemptions from employer sponsored retirement plans or IRAs to satisfy required minimum distributions by applying the rate required to be withdrawn under the applicable rules and regulations of the IRS to the balance of shares in your account. CDSCs will also be waived in connection with returning excess contributions made to IRAs.
Statement of Intention. If it is anticipated that $50,000 or more of Class A  shares and shares of other funds exchangeable for Class A shares of another Eaton Vance  fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the statement and purchased during the 13-month period will be included toward the completion of the statement. If you make a statement of intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A statement of intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the statement.
If the amount actually purchased during the 13-month period is less than that indicated in the statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the statement of intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. Shareholders will not receive a lower sales charge if total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the statement. If the sales charge rate changes during the 13-month period, all shares purchased or charges assessed after the date of such change will be subject to the then applicable sales charge.
Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of Fund shares owned by the shareholder. The sales charge on the Fund shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under “Sales Charges” in the Prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her financial intermediary must provide the principal underwriter (in the case of a purchase made through a financial intermediary) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.
Conversion Feature. Effective November 5, 2020 (the “Effective Date”), Class C shares automatically convert to Class A  shares during the month following the eight year anniversary of the purchase of such Class C shares. If the financial intermediary that maintains a Class C shareholder’s account has not tracked the holding period for Class C shares, Class C shares held as of the Effective Date will automatically convert to Class A  shares eight years after the Effective Date. Such conversion shall be effected on the basis of the relative NAVs per share of the two classes without the imposition of any sales charge, fee or other charge. For purposes of this conversion, all distributions paid on such Class C shares which the shareholder elects to reinvest in Class C shares will be considered to be held in a separate sub-account. Upon the conversion of Class C shares not acquired through the reinvestment of distributions, a pro rata portion of the Class C shares held in the sub-account will also convert to such Class A  shares. This portion will be determined by the ratio that such Class C shares being converted bears to the total of Class C shares (excluding shares acquired through reinvestment) in the account.
Distribution Plans
The Trust has in effect a compensation-type Distribution Plan for Class A shares (the “Class A Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. The Class A  Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A  shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, financial intermediaries and other persons. The distribution and service fees payable under the Class A Plan shall not exceed 0.25%  of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears.  For the distribution and service fees paid by Class A shares, see Appendix A.
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The Trust also has in effect a compensation-type Distribution Plan for Class C shares (the “Class C Plan”)  adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, Class C pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75%  of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to financial intermediaries on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expense. The principal underwriter is entitled to receive all distribution fees and CDSCs paid or payable with respect to Class C shares, provided that no such payments will be made that would cause a Class to exceed the maximum sales charge permitted by FINRA Rule 2341(d).
The Class C Plan also authorizes the payment of service fees to the principal underwriter, financial intermediaries and other persons in amounts not exceeding an annual rate of 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class C, financial intermediaries currently generally receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25%  of the purchase price of Class C shares sold by such intermediaries, and (b) monthly service fees approximately equivalent to 1/12 of 0.25%  of the value of Class C shares sold by such intermediaries. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to financial intermediaries at the time of sale (if applicable). For the service fees paid, see Appendix B.
The Board believes that each Plan will be a significant factor in the expected growth of the  Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance  organization may profit by reason of the operation of a Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to a Plan exceeds the total expenses incurred in distributing Fund shares. For sales commissions and CDSCs, if applicable, see Appendix A and Appendix B.
A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees  of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees  then in office. A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Quarterly Board member review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made is required. A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Board. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees, including the Plan Trustees, initially approved the current Plan(s) on April 22, 2013. Any Board member who is an “interested” person of the Trust  has an indirect financial interest in a Plan because his or her employer (or affiliates thereof) receives distribution and/or service fees under the Plan or agreements related thereto.
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DISCLOSURE OF PORTFOLIO HOLDINGS AND RELATED INFORMATION
The Board has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of the Fund. See the Fund’s Prospectus for information on disclosure made in filings with the SEC and/or posted on the Eaton Vance website (www.eatonvance.com) and disclosure of certain portfolio characteristics.  As a general matter, portfolio holdings information does not include statistics derived from the  Fund’s holdings in the aggregate or information about only a portion of the Fund’s holdings. Portfolio holdings information generally may be disclosed to any person following public disclosure, including the filing of the portfolio holdings information with the SEC or the posting of the information to the Eaton Vance website. Pursuant to the Policies, information about portfolio holdings of the  Fund may also be disclosed as follows:

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Confidential disclosure for a legitimate Fund purpose: Portfolio holdings information may be disclosed, from time to time as necessary, for a legitimate business purpose of the Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information periodically without a lag to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser and its affiliates (including portfolio managers), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus; 2) the  Fund’s investment adviser or its affiliates in connection with a seed investment in the Fund, provided such information is made available to the seed investor for the purpose of satisfying reporting obligations and/or the seed investor’s risk management purposes; 3) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 4) persons to whom the disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. To the extent applicable to an Eaton Vance  fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by the  Fund; in the event the Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and S&P Global Ratings); analytical service providers engaged by the investment adviser or sub-adviser, if applicable (SS&C Advent, Bloomberg L.P., Evare, FactSet, McMunn Associates, Inc., MSCI/Barra and The Yield Book, Inc.); proxy evaluation vendors (Institutional Shareholder Services Inc.); pricing services (Intercontinental Exchange (ICE), LSEG Data and Analytics, Pricing Direct, S&P Global, and WM Reuters), which receive information as needed to price a particular holding; translation services; statistical rating agencies; third-party reconciliation services; lenders under Fund credit facilities (Citibank, N.A. and its affiliates); consultants and other product evaluators (Morgan Stanley Smith Barney LLC); other service providers (Morgan Stanley Investment Management); and,  for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers). As described above, information about only a portion of the  Fund’s holdings is generally not considered portfolio holdings information and, to the extent that information about only a portion of the Fund’s holdings is disclosed to investment dealers or other intermediaries for the purpose of facilitating the purchase or sale of portfolio securities, the Fund may not require the recipient of such information to enter into a confidentiality agreement. The Fund may also provide a shareholder receiving redemption proceeds in-kind with information concerning the securities to be distributed. To the extent the redeeming shareholder receives information regarding only a relatively limited portion of the securities owned by the Fund, this information is not expected to constitute “portfolio holdings information” within the meaning of the Policies. To the extent the redeeming shareholder receives information regarding a significant portion of the securities held by the Fund, the redeeming shareholder may be required to agree to keep the information confidential, except to the extent necessary to dispose of the securities. Additional categories of permitted disclosures involving a legitimate business purpose of the  Fund may be approved by the Fund’s Board from time to time.

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Historical portfolio holdings information: From time to time, the Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that have not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Eaton Vance  website; and the dissemination of the requested information is reviewed and approved in accordance with the Policies.

The Fund, the investment adviser, sub-adviser and principal underwriter  will not receive any monetary or other consideration in connection with the disclosure of the  Fund’s portfolio holdings information.
The Policies may not be waived, or exceptions made, without the consent of the  CCO of the Fund. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the  CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between the Fund’s shareholders and its investment adviser, sub-adviser, principal underwriter or  other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Board at their next meeting. The Board may impose additional restrictions on the disclosure of portfolio holdings information at any time.
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The Policies are designed to provide useful information concerning  the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the  Fund.
TAXES
The following is a summary of some of the tax consequences affecting the Fund and its shareholders. As used below, “the Fund” refers to the Fund(s) listed on the cover of this SAI, except as otherwise noted. The summary does not address all of the special tax rules applicable to certain classes of investors, such as individual retirement accounts and employer sponsored retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisors with respect to special tax rules that may apply in their particular situations, as well as the U.S. federal, state and local, and, where applicable, foreign tax consequences of investing in the Fund.
Taxation of the Fund. The Fund, as a series of the Trust, is treated as a separate entity for U.S. federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income (including tax-exempt income, if any) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any U.S. federal income tax. Based on advice of counsel, the Fund generally will not recognize gain or loss on its distribution of appreciated securities in shareholder-initiated redemptions of its shares. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to U.S. federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its most recent taxable year.
The Fund also seeks to avoid the imposition of a U.S. federal excise tax on its ordinary income and capital gain net income. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. In order to avoid incurring a U.S. federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (excluding tax-exempt income, if any) for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year (or November 30 or December 31, if the Fund makes the election referred to above), after reduction by any available capital loss carryforwards, and (iii) 100% of any income and capital gains from the prior year (as previously computed) that were not distributed out during such year and on which the Fund paid no U.S. federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts.
If the Fund does not qualify as a  RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to a shareholder as dividend income. However, such distributions may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares. In addition, in order to re-qualify for taxation as a  RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.
In certain situations, the Fund may, for a taxable year, elect to defer all or a portion of its net capital losses (or if there is no net capital loss, then any net long-term or short-term capital loss) realized after October and its late-year ordinary losses (generally, the sum of its (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, and its (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.
Taxation of the Portfolio. If the Fund invests its assets in a single Portfolio, the Portfolio normally must satisfy the applicable source of income and asset diversification requirements under Subchapter M of the Code in order for the Fund to also satisfy these requirements. For U.S. federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result of being taxed as a partnership, will not be subject to U.S. federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its U.S. federal income tax liability its allocable share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio’s net investment income, net realized capital gains and losses, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to
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own its proportionate share of each of the assets of the Portfolio and (ii) will take into account the gross income of the Portfolio attributable to such share. Under current law, provided that the Portfolio is treated as a partnership for Massachusetts and U.S. federal tax purposes, the Portfolio should not be liable for any income, corporate, excise, or franchise tax in the Commonwealth of Massachusetts.
Taxation of the Subsidiary. See the definition of “Subsidiary” under “Definitions” at the front of this SAI for information about whether any Fund and/or Portfolio (if applicable) described herein has established a Subsidiary. The Subsidiary is classified as a corporation for  U.S. federal income tax purposes. The Fund intends to take the position that income from its investments in the Subsidiary will constitute qualifying income for purposes of qualifying as a RIC. Under U.S. Treasury regulations, “subpart F income” included in the Fund’s annual income for U.S. federal income purposes will constitute qualifying income to the extent it is either (i) timely and currently repatriated or (ii) derived with respect to the Fund’s business of investing in stock, securities or currencies. If the Fund were to earn non-qualifying income from any source including the Subsidiary in excess of 10% of its gross income for any taxable year, it would fail to qualify as a RIC for that year, unless the Fund were eligible to cure and cured such failure by paying a Fund-level tax equal to the full amount of such excess.
Foreign corporations, such as the Subsidiary, will generally not be subject to  U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct it activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, and would be taxed as such.
The Subsidiary is treated as a controlled foreign corporation (“CFC”) for tax purposes and the Fund is treated as a “U.S. shareholder” of the Subsidiary. As a result, the Fund is required to include in gross income for  U.S. federal income tax purposes all of the Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income will be “subpart F income.” The Fund’s recognition of the Subsidiary’s “subpart F income” will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.
Tax Consequences of Certain Investments. The following summary of the tax consequences of certain types of investments applies to the Fund and the Portfolio, as appropriate. References below to “the Fund” are to any Fund or Portfolio that can engage in the particular practice as described in the prospectus or SAI.
Securities Acquired at Market Discount or with Original Issue Discount. Investment in securities acquired in zero coupon, deferred interest, payment-in-kind and certain other securities with original issue discount, generally may cause the Fund to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders. Generally any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security; alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security; and the rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.
Lower Rated or Defaulted Securities. Investments in securities that are at risk of, or are in, default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.
Municipal Obligations. Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount on the obligations attributable to original issue discount) is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.
From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the  U.S. federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. As a result of any such future legislation, the availability of municipal obligations for investment by the Fund and the value of the securities held by it may be affected. It is possible that events occurring after the date of issuance of municipal obligations, or after the Fund’s acquisition of such an obligation, may result in a determination that the interest paid on that obligation is taxable, even retroactively.
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If the Fund seeks income exempt from state and/or local taxes, information about such taxes is contained in an appendix to this SAI (see the table of contents on the cover page of this SAI).
Tax Credit Bonds. If the Fund holds, directly or indirectly, one or more tax credit bonds issued on or before December 31, 2017 (including Build America Bonds, clean renewable energy bonds and other qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.
Derivatives. The Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of Fund distributions.
Investments in “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All “section 1256 contracts” held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in “section 1256 contracts” closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund. Unless an election is made, net section 1256 gain or loss on forward currency contracts will be treated as ordinary income or loss.
Fund positions in index options that do not qualify as “section 1256 contracts” under the Code generally will be treated as equity options governed by Code Section 1234. Pursuant to Code Section 1234, if a written option expires unexercised, the premium received by the Fund is short-term capital gain to the Fund. If the Fund enters into a closing transaction with respect to a written option, the difference between the premium received and the amount paid to close out its position is short-term capital gain or loss. If an option written by the Fund that is not a “section 1256 contract” is cash settled, any resulting gain or loss will be short-term capital gain. For an option purchased by the Fund that is not a “section 1256 contract”, any gain or loss resulting from sale of the option will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If a put option written by the Fund is exercised and physically settled, the premium received is treated as a reduction in the amount paid to acquire the underlying securities, increasing the gain or decreasing the loss to be realized by the Fund upon sale of the securities. If a call option written by the Fund is exercised and physically settled, the premium received is included in the sale proceeds, increasing the gain or decreasing the loss realized by the Fund at the time of option exercise.
As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.
Short Sales. In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered.
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Constructive Sales. The Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract, or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment include interests (including options and forward contracts and short sales) in stock and certain other instruments. Constructive sale treatment does not apply if the transaction is closed out not later than thirty days after the end of the taxable year in which the transaction was initiated, and the underlying appreciated securities position is held  unhedged for at least the next sixty days after the hedging transaction is closed.
Gain or loss on a short sale will generally not be realized until such time as the short sale is closed. However, as described above in the discussion of constructive sales, if the Fund holds a short sale position with respect to securities that has appreciated in value, and it then acquires property that is the same as or substantially identical to the property sold short, the Fund generally will recognize gain on the date it acquires such property as if the short sale were closed on such date with such property. Similarly, if the Fund holds an appreciated financial position with respect to securities and then enters into a short sale with respect to the same or substantially identical property, the Fund generally will recognize gain as if the appreciated financial position were sold at its fair market value on the date it enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to these constructive sale rules will be determined as if such position were acquired on the date of the constructive sale.
Foreign Investments and Currencies. The Fund’s investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease the Fund’s income on such securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty, if any. If more than 50% of the value of the Fund’s assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund or Portfolio, if applicable, to foreign countries. If the election is made, shareholders  will include in gross income from foreign sources their pro rata share of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund or Portfolio, if applicable, may be subject to certain limitations imposed by the Code (including a holding period requirement applied at the Fund level, shareholder level and, if applicable, Portfolio level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, the Fund or Portfolio, if applicable, must own a dividend-paying stock for more than 15 days during the 31-day period beginning 15 days prior to the ex-dividend date in order to pass through to shareholders a credit or deduction for any foreign withholding tax on a dividend paid with respect to such stock. Likewise, shareholders must hold their Fund shares (without protection from risk or loss) on the ex-dividend date and for at least 15 additional days during the 31-day period beginning 15 days prior to the ex-dividend date to be eligible to claim the foreign tax credit or deduction with respect to a given dividend. Shareholders who do not itemize deductions on their U.S. federal income tax returns may claim a credit (but not a deduction) for such taxes. Individual shareholders  subject to the U.S. federal alternative minimum tax (“AMT”) may not deduct such taxes for AMT purposes.
Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss.
Investments in PFICs could subject the Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”. If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if the Fund were to make a mark-to-market election with respect to a PFIC, the Fund would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. This election must be made separately for each PFIC, and once made, would be effective for all subsequent taxable years unless revoked with the consent of the IRS. The Fund may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, the Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.
U.S. Government Securities. Distributions paid by the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not distributions of capital gains realized upon the disposition of such obligations) may be exempt from state and local income taxes. The Fund generally intends to advise shareholders of the extent, if any, to which its distributions consist of such interest. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.
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Real Estate Investment Trusts (“REITs”). Any investment by the Fund in equity securities of a REIT qualifying as such under Subchapter M of the Code may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.
Distributions by the Fund to its shareholders that the Fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a U.S. federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a  RIC from REITs, to the extent such dividends are properly reported as such by the RIC in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.
Subject to any future regulatory guidance to the contrary, any distribution of income attributable to qualified publicly traded partnership income from the Fund’s investment in a qualified publicly traded partnership will not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such qualified publicly traded partnership interest directly.
Inflation-Indexed Bonds. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income (see “Securities Acquired at Market Discount or with Original Issue Discount” above). Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital (see “Taxation of Fund Shareholders” below).
Taxation of Fund Shareholders. Subject to the discussion of distributions of tax-exempt income below, Fund distributions of investment income and net gains from investments held for one year or less will be taxable as ordinary income. Fund distributions of net gains from investments held for more than one year and that are properly reported by the Fund as capital gain dividends are generally taxable as long-term capital gains. The IRS and the Department of the Treasury have issued regulations that impose special rules in respect of capital gain dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code. Taxes on distributions of capital gains are determined by how long the Fund or, if applicable, the Portfolio owned (or is treated as having owned) the investments that generated the gains, rather than how long a shareholder has owned his or her shares in the Fund. Dividends and distributions on the Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they are made out of the Fund’s earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.
Distributions paid by the Fund during any period may be more or less than the amount of net investment income and capital gains actually earned during the period. If the Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares. A shareholder’s tax basis cannot go below zero and any return of capital in excess of a shareholder’s tax basis will be treated as capital gain.
Ordinarily, shareholders are required to take taxable distributions by the Fund into account in the year in which the distributions are made. However, for U.S. federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than in the year paid.
The amount of distributions payable by the Fund may vary depending on general economic and market conditions, the composition of investments, current management strategy and Fund operating expenses. The Fund will inform shareholders of the tax character of distributions annually to facilitate shareholder tax reporting.
The Fund may elect to retain its net capital gain, in which case the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at regular corporate tax rates. In such a case, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit. The Fund is not required to, and there can be no assurance the Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
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Any Fund distribution, other than dividends that are declared by the Fund on a daily basis, will have the effect of reducing the per share net asset value of Fund shares by the amount of the distribution. If a shareholder buys shares when the Fund has unrealized or realized but not yet distributed ordinary income or capital gains, the shareholder will pay full price for the shares and then may receive a portion back as a taxable distribution even though such distribution may economically represent a return of the shareholder’s investment.
Tax-Exempt Income. Distributions by the Fund of net tax-exempt interest income that are properly reported as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income for U.S. federal income tax purposes under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular  U.S. federal income tax under Code Section 103(a). Interest on certain municipal obligations may be taxable for purposes of the U.S. federal AMT for non-corporate taxpayers and for state and local purposes. Fund shareholders are required to report tax-exempt interest on their U.S. federal income tax returns.
Exempt-interest dividends received from the Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to U.S. federal income tax. Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares that distributes exempt-interest dividends will not be deductible for U.S. federal income tax purposes in proportion to the percentage that the Fund’s distributions of exempt-interest dividends bears to all of the Fund’s distributions, excluding properly reported capital gain dividends. If a shareholder receives exempt-interest dividends with respect to any Fund share and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. Furthermore, a portion of any exempt-interest dividend paid by the Fund that represents income derived from certain revenue or private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. In addition, the receipt of exempt-interest dividends from the Fund may affect a foreign corporate shareholder’s U.S. federal “branch profits” tax liability and the U.S. federal “excess net passive income” tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to a U.S. federal AMT, the U.S. federal “branch profits” tax, or the U.S. federal “excess net passive income” tax.
Qualified Dividend Income. “Qualified dividend income” received by an individual is generally taxed at the rates applicable to long-term capital gain. In order for a dividend received by Fund shareholders to be qualified dividend income, the Fund or, if applicable, the Portfolio must meet holding period and other requirements with respect to the dividend-paying stock in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s  shares. A dividend will not be treated as qualified dividend income (at the Fund, Portfolio or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the U.S.) or (b) treated as a PFIC. Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, also do not qualify to be treated as qualified dividend income. In general, distributions of investment income properly reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than properly reported capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain with respect to the sale of stocks and securities included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.
Dividends-Received Deduction for Corporations. A portion of distributions made by the Fund which are derived from dividends from U.S. corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days (more than 90 days in the case of certain preferred stock) during the 91-day period beginning 45 days before the ex-dividend date (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or if the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, also do not qualify for the DRD.
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Recognition of Unrelated Business Taxable Income by Tax-Exempt Shareholders. Under current law, tax-exempt investors generally will not recognize unrelated business taxable income (“UBTI”) from distributions from the Fund. Notwithstanding the foregoing, a tax-exempt shareholder could recognize UBTI if shares in the Fund constitute debt-financed property in the hands of a tax-exempt shareholder within the meaning of Code section 514(b). In addition, certain types of income received by the Fund from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders   such excess inclusion income may: (1) constitute income taxable as UBTI for those shareholders   who would otherwise be tax-exempt such as individual retirement accounts, employer sponsored retirement plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for foreign  shareholders even from certain tax treaty countries; and (4) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.
Sale, Redemption or Exchange of Fund Shares. Generally, upon the sale, redemption or (if permitted) exchange of Fund shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s adjusted basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in a shareholder’s hands, and generally will be long-term capital gain or loss if the shares are held for more than one year, and short-term capital gain or loss if the shares are held for one year or less.
Any loss realized upon the sale or other disposition of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any Fund distributions of capital gain dividends with respect to such shares. In addition, all or a portion of a loss realized on a sale or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the date of sale or other disposition of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired. See the prospectus for information regarding any permitted exchange of Fund shares.
Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) on or before January 31 of the following calendar year pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to a shareholder’s tax basis in some or all of any other shares acquired.
Applicability of Medicare Contribution Tax. The Code imposes a 3.8% Medicare contribution tax on the net investment income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over certain threshold amounts. Net investment income includes, among other things, interest, dividends and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income.
Back-Up Withholding for  U.S. Shareholders. Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of U.S. federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges). An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.
Taxation of Foreign Shareholders. In general, dividends (other than capital gain dividends, interest-related dividends, short-term capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person” or “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate, if any). The withholding tax does not apply to regular dividends paid to a foreign person who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to  U.S. federal income tax as if the foreign person were a U.S. shareholder. A  non-U.S. corporation receiving effectively connected dividends may also be subject to an additional U.S. federal “branch profits tax” imposed at a rate of 30% (or lower applicable treaty rate, if any). A foreign person who fails to provide an IRS Form W-8BEN, IRS Form W-8BEN-E, or other applicable form may be subject to backup withholding at the appropriate rate. A foreign shareholder will generally be exempt from  U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of the Fund, capital gain dividends, short-term capital gain dividends, interest-related dividends, exempt-interest dividends and amounts retained by the Fund that are reported as undistributed capital gains.
Properly reported dividends are generally exempt from  U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s net long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible
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for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign shareholder will need to comply with applicable certification requirements relating to its  non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E, or substitute form). In the case of shares held through an intermediary, the intermediary could withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
Distributions that the Fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% (or lower applicable treaty rate, if any) withholding by the Fund and will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 21% withholding tax and could subject the foreign shareholder to U.S. filing requirements. The rules described in this paragraph, other than the withholding rules, will apply notwithstanding the Fund’s participation or a foreign shareholder’s participation in a wash sale transaction or the payment of a substitute dividend.
Additionally, if the Fund’s direct or indirect interests in  U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund could be subject to the 21% withholding tax and U.S. filing requirements unless the foreign person had not held more than 5% of the Fund’s outstanding shares at any time during the one year period ending on the date of the redemption.
The same rules apply with respect to distributions to a foreign shareholder from the Fund and redemptions of a foreign shareholder’s interest in the Fund attributable to a REIT’s distribution to the Fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels.
Provided that 50% or more of the value of the Fund’s stock is held by  U.S. shareholders, distributions of  U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and the Fund has held 5% or less of the outstanding shares of the corporation during the shorter of the period that the Fund has held such shares or the  five-year period ending on the date of distribution), in redemption of a foreign shareholder’s shares of the Fund will cause the Fund to recognize gain. If the Fund is required to recognize gain, the amount of gain recognized will be equal to the fair market value of such interests over the Fund’s adjusted basis to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.
In the case of foreign non-corporate shareholders, the Fund may be required to backup withhold  U.S. federal income tax on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Fund with proper notification of their foreign status.
Shares of the Fund held by a foreign shareholder at death will be considered situated within the United States and subject to the U.S. estate tax.
Compliance with  FATCA. A 30% withholding tax is imposed on U.S.-source dividends, interest and other income items, including those paid by the Fund, paid to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. If a payment by the Fund is subject to withholding under FATCA, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., dividends attributable to qualified net interest income and dividends attributable to tax-exempt interest income). The IRS and the Department of the Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gain dividends the Funds pays. To avoid withholding, foreign financial institutions will need to either enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders or, in the event that an applicable intergovernmental agreement and implementing legislation are adopted, agree to provide certain information to other revenue authorities for transmittal to the IRS. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply or agree to provide certain information to other revenue authorities for transmittal to the IRS. Foreign shareholders  should consult their own tax advisors regarding the possible implications of these requirements on their investment in the Fund.
Requirements of IRS Form 8886. Under  U.S. Treasury regulations, if a shareholder realizes a loss on disposition of the Fund’s shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years for an individual shareholder or at least $10 million in any single taxable year or $20 million in any combination of taxable years for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders   of a RIC are
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not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.
Tax Treatment of Variable Annuity/Variable Life Insurance Funding Vehicles. Special rules apply to insurance company separate accounts and the Funds (the “Variable Funds”) in which such insurance company separate accounts invest. For  U.S. federal income tax purposes, the insurance company separate accounts that invest in a Variable Fund will be treated as receiving the income from the Variable Fund’s distributions to such accounts, and holders of variable annuity contracts or variable life insurance policies (together, “Variable Contracts”) generally will not be taxed currently on income or gains realized with respect to such contracts, provided that certain diversification and “investor control” requirements are met. In order for owners of Variable Contracts to receive such favorable tax treatment, diversification requirements in Section 817(h) of the Code (“Section 817(h)”) must be satisfied. To determine whether such diversification requirements are satisfied, an insurance company that offers Variable Contracts generally may “look through” to the assets of a RIC in which it owns shares (the “Underlying Fund”) if, among other requirements, (1) all the shares of the Underlying Fund are held by segregated asset accounts of insurance companies and (2) public access to such shares is only available through the purchase of a variable contract, in each case subject to certain limited exceptions. This provision permits a segregated asset account to invest all of its assets in shares of a single Underlying Fund without being considered nondiversified, provided that the Underlying Fund meets the Section 817(h) diversification requirements. This “look through” treatment typically increases the diversification of the account, because a portion of each of the assets of the Underlying Fund is considered to be held by the segregated asset account. Because each Variable Fund expects that this look-through rule will apply in determining whether the Section 817(h) diversification requirements are satisfied with respect to the variable contracts invested in the insurance company separate accounts that own shares in the Underlying Fund, each Variable Fund intends to comply with the Section 817(h) diversification requirements. If a Variable Fund failed to qualify as a RIC, the insurance company separate accounts investing in the Variable Fund would no longer be permitted to look through to the Variable Fund’s investments and, thus, would likely fail to satisfy the Section 817(h) diversification requirements.
A Variable Fund can generally satisfy the Section 817(h) diversification requirements in one of two ways. First, the requirements will be satisfied if each Variable Fund invests not more than 55 percent of the total value of its assets in the securities of a single issuer; not more than 70 percent of the value of its total assets in the securities of any two issuers; not more than 80 percent of the value of its total assets in the securities of any three issuers; and not more than 90 percent of the value of its total assets in the securities of any four issuers. Alternatively, the diversification requirements will be satisfied with respect to Variable Fund shares owned by insurance companies as investments for variable contracts if (i) no more than 55 percent of the value of the Variable Fund’s total assets consists of cash, cash items (including receivables), U.S. Government securities, and securities of other RICs, and (ii) the Variable Fund satisfies the additional diversification requirements for qualification as a RIC under Subchapter M of the Code discussed above. For purposes of the Section 817(h) diversification rule, all securities of the same issuer are considered a single investment. In the case of government securities, each United States government agency or instrumentality is generally treated as a separate issuer. In addition, to the extent any security is guaranteed or insured by the U.S. or an instrumentality of the U.S., it will be treated as having been issued by the U.S. or the instrumentality, as applicable.
A Variable Fund will be considered to be in compliance with the Section 817(h) diversification requirements if it is adequately diversified on the last day of each calendar quarter.  A Variable Fund that meets the diversification requirements as of the close of a calendar quarter will not be considered  nondiversified in a subsequent quarter because of a discrepancy between the value of its assets and the diversification requirements unless the discrepancy exists immediately after the acquisition of any asset and is attributable, in whole or in part, to such acquisition.
If the segregated asset account investing in the Variable Fund is not adequately diversified at the required time and the correction procedure described below is not available, a Variable Contract based on the account during the specified time will not be treated as an annuity or life insurance contract within the meaning of the Code and all income accrued on the Variable Contract for the current and all prior taxable years will be subject to current  U.S. federal taxation at ordinary income rates to the holders of such contracts. The Variable Contract will also remain subject to current taxation for all subsequent tax periods regardless of whether the Fund or separate account becomes adequately diversified in future periods.
In certain circumstances, an inadvertent failure to satisfy the Section 817(h) diversification requirements can be corrected, but generally will require the payment of a penalty to the IRS. The amount of such penalty will be based on the tax the contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure also could result in adverse tax consequences for the insurance company issuing the contracts.
In addition to the Section 817(h) diversification requirements, “investor control” limitations also are imposed on owners of Variable Contracts. The IRS has issued rulings addressing the circumstances in which a Variable Contract holder’s control of the investments of the insurance company separate account may cause the holder, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the holder is considered the owner of the securities underlying the separate account, income, and gains produced by those securities would be included currently in the holder’s gross income. In determining whether an impermissible level of investor control is present, one factor the IRS considers is whether a Variable Fund’s investment strategies are sufficiently broad to prevent a Variable Contract holder from being deemed to be making particular investment decisions through its investment in the separate account. For this purpose, current IRS
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guidance indicates that typical fund investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad. Most, although not necessarily all, of the Variable Funds have objectives and strategies that are not materially narrower than the investment strategies held not to constitute an impermissible level of investor control in recent IRS rulings (such as large company stocks, international stocks, small company stocks, mortgage-backed securities, money market securities, telecommunications stocks, and financial services stocks).
The above discussion addresses only one of several factors that the IRS considers in determining whether a Variable Contract holder has an impermissible level of investor control over a separate account. Variable Contract holders should consult with their own tax advisors, as well as the prospectus relating to their particular Variable Contract, for more information concerning this investor control issue.
In the event that there is a legislative change or the IRS or Treasury Department issues rulings, regulations, or other guidance, there can be no assurance that a Variable Fund will be able to operate as currently described, or that a Variable Fund will not have to change its investment objective or investment policies. While a Variable Fund’s investment objective is fundamental and may be changed only by a vote of a majority of its outstanding shares, the investment policies of the Variable Funds may be modified as necessary to prevent any prospective rulings, regulations, or legislative change from causing Variable Contract owners to be considered the owners of the shares of a Variable Fund.
For a discussion of the tax consequences to owners of Variable Contracts of Variable Fund distributions to insurance company separate accounts, please see the prospectus provided by the insurance company for your Variable Contract. Because of the unique tax status of Variable Contracts, you also should consult your tax advisor regarding the tax consequences of owning Variable Contracts under the  U.S. federal, state, and local tax rules that apply to you.
Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.
Changes in Taxation. The taxation of the Fund, the Portfolio (if any), the Subsidiary (if any) and shareholders may be adversely affected by future legislation,  U.S. Treasury regulations, IRS revenue procedures and/or guidance issued by the IRS.
PORTFOLIO SECURITIES TRANSACTIONS
Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, or other financial intermediary (each an “intermediary”), are made by the investment adviser. The Fund is responsible for the expenses associated with its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with one or more intermediaries. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices that in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, which may include, without limitation, the full range and quality of the intermediary’s services, responsiveness of the intermediary to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the intermediary, the reputation, reliability, experience and financial condition of the intermediary, the value and quality of the services rendered by the intermediary in this and other transactions, and the amount of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for the  Fund and is otherwise in compliance with applicable law. The investment adviser may engage in portfolio transactions with an intermediary that sells shares of Eaton Vance  funds, provided such transactions are not directed to that intermediary as compensation for the promotion or sale of such shares.
The investment adviser is an “affiliated person,” as defined in the 1940 Act, of Morgan Stanley and its affiliates, including certain intermediaries (as previously defined). As a result, the investment adviser is subject to certain restrictions regarding transactions with Morgan Stanley-affiliated intermediaries, as set forth in the 1940 Act. Under certain circumstances, such restrictions may limit the investment adviser’s ability to place portfolio transactions on behalf of the Fund at the desired time or price. Any transaction the investment adviser enters into with a Morgan Stanley-affiliated intermediary on behalf of the  Fund will be done in compliance with applicable laws, rules, and regulations; will be subject to any restrictions contained in the  Fund’s investment advisory agreement; will be subject to the investment adviser’s duty to seek best execution; and, will comply with any applicable policies and procedures of the investment adviser, as described below.
Subject to the overriding objective of obtaining the best execution of orders and applicable rules and regulations, as described above, the Fund may use an affiliated intermediary, including a Morgan Stanley-affiliated intermediary, to effect Fund portfolio transactions, including transactions in futures contracts and options on futures contracts, under procedures adopted by the Board. In order to use such affiliated intermediaries, the  Fund’s Board must approve and periodically review procedures reasonably designed to ensure that commission rates and other remuneration paid to the affiliated intermediaries are fair and reasonable in comparison to those of other intermediaries for comparable transactions involving similar securities being purchased or sold during a comparable time period.
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Pursuant to an order issued by the SEC, the Fund is permitted to engage in principal transactions in money market instruments, subject to certain conditions, with Morgan Stanley & Co. LLC, a broker-dealer affiliated with Morgan Stanley. Since March 1, 2021 (the date Morgan Stanley acquired Eaton Vance), the  Fund did not effect any principal transactions with any broker-dealer affiliated with Morgan Stanley.
Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets including transactions in fixed-income securities which are generally purchased and sold on a net basis (i.e., without commission) through intermediaries and banks acting for their own account rather than as brokers. Such intermediaries attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. Fixed-income transactions may also be transacted directly with the issuer of the obligations. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to intermediaries who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser as permitted by applicable law.
Pursuant to the safe harbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended (“Section 28(e)”) and to the extent permitted by other applicable law, a broker or dealer who executes a portfolio transaction on behalf of the investment adviser client  may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. “Research Services” as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e) and other applicable law. Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services,  and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer, to the extent permitted by applicable law. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and, to the extent permitted by applicable law, may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients. The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings, when permitted under applicable law.
Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research.” Except for trades executed in jurisdictions where such consideration is not permissible, the investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. In jurisdictions where permissible, the investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade. Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs. The investment adviser may enter into CCA arrangements with a number of broker-dealers and other firms, including certain affiliates of the investment adviser. The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) and other applicable law.
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The EU’s Markets in Financial Instruments Directive II (“MiFID II”), which became effective January 3, 2018, requires investment advisers regulated under MiFID II to pay for research services separately from trade execution services, either through their own resources or a research payment account funded by a specific charge to a client. Following its withdrawal from the EU, the United Kingdom adopted many of the provisions of MiFID II, and investment managers in the United Kingdom are required to comply with certain MiFID II equivalent requirements in accordance with rules and guidance issued by the Financial Conduct Authority.
Although the investment adviser is not directly subject to the provisions of  MiFID II, certain of its affiliated advisers are subject to MiFID II or equivalent requirements under the law of the United Kingdom, such as Morgan Stanley Investment Management Limited and Eaton Vance Advisers International Ltd (collectively, the “Affiliated Advisers”); accordingly, as applicable, the investment adviser makes a reasonable valuation and allocation of the cost of research services as between MiFID II client accounts and other accounts that are able to participate in CCAs, and the Affiliated Advisers will pay for research services received with respect to MiFID II client accounts from its own resources.
The investment companies sponsored by the investment adviser or certain of its affiliates also may allocate brokerage commissions  to acquire information relating to the performance, fees and expenses of such companies and other investment companies, which information is used by the members of the Board of such companies to fulfill their responsibility to oversee the quality of the services provided to various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.
Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by the investment adviser or certain of its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the members of the Board that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.
The following table shows brokerage commissions paid during the three fiscal years ended August 31, 2025, as well as the amount of Fund security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates (see above), and the commissions paid in connection therewith.

Brokerage Commissions Paid for the Fiscal Year Ended			Amount of Transactions Directed to Firms Providing Research	Commissions Paid on Transactions Directed to Firms Providing Research
August 31, 2025	August 31, 2024	August 31, 2023	August 31, 2025	August 31, 2025
$71,930	$64,444	$68,866	$35,812,325	$68,638
The following table shows brokerage commissions paid to broker-dealers affiliated with Morgan Stanley (“Morgan Stanley affiliated broker-dealers”) during the three fiscal years ended August 31, 2025, as well as the percentage of aggregate brokerage commissions paid to Morgan Stanley affiliated broker-dealers and the percentage of total brokered transactions effected through Morgan Stanley affiliated broker-dealers for the most recent fiscal year.

Fiscal Year Ended	Brokerage Commissions Paid to Morgan Stanley Affiliated Broker-Dealers	Percentage of Aggregate Brokerage Commissions Paid to Morgan Stanley Affiliated Broker-Dealers	Percentage of Total Brokered Transactions Effected Through Morgan Stanley Affiliated Broker-Dealers
August 31, 2025	$91	1%	1%
August 31, 2024	$0
August 31, 2023	$0
During the fiscal year ended August 31, 2025, the Fund held no securities of  the Fund’s  “regular brokers or dealers,” as that term is defined in Rule 10b-1 of the 1940 Act.
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POTENTIAL CONFLICTS OF INTEREST
As a diversified global financial services firm, Morgan Stanley, the parent company of the investment adviser and sub-adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of a Fund or Portfolio, if applicable, (collectively for the purposes of this section, “Fund” or “Funds”). Morgan Stanley advises clients and sponsors, manages or advises other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses sponsored, managed, or advised by the investment adviser or one of its investment adviser affiliates, the  ‘‘Affiliated Investment Accounts’’) with a wide variety of investment objectives that in some instances may overlap or conflict with a Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley, the investment adviser and/or the investment adviser’s investment adviser affiliates may also from time to time create new or successor Affiliated Investment Accounts that may compete with a Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. The conflicts herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests the investment adviser or its affiliates may have now or in the future. Conflicts of interest not described below may also exist. References to the investment adviser in this section include a Fund’s affiliated sub-adviser (if any) unless otherwise noted.
The discussions below with respect to actual, apparent and potential conflicts of interest may be applicable to or arise from the Affiliated Investment Accounts managed by the investment adviser’s investment adviser affiliates whether or not specifically identified.
Material Non-Public and Other Information. It is expected that confidential or material non-public information regarding an investment or potential investment opportunity may become available to the investment adviser. If such information becomes available, the investment adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or disposition opportunity including for an extended period of time.  The investment adviser may also from time to time be subject to contractual ‘‘stand-still’’ obligations and/or confidentiality obligations that may restrict its ability to transact in certain investments on a Fund’s behalf. In addition, the investment adviser may be precluded from disclosing such information to an investment team, even in circumstances in which the information would be beneficial if disclosed. Therefore, the investment team may not be provided access to material non-public information in the possession of Morgan Stanley that might be relevant to an investment decision to be made on behalf of a Fund, and the investment team may initiate a transaction or sell an investment that, if such information had been known to it, may not have been undertaken. In addition, certain members of the investment team may be  recused from certain investment-related discussions so that such members do not receive information that would limit their ability to perform functions of their employment with the investment adviser or its affiliates unrelated to that of a Fund. Furthermore, access to information held by certain parts of Morgan Stanley may be subject to third party confidentiality obligations and to information barriers established by Morgan Stanley designed to manage potential conflicts of interest and regulatory restrictions, including, without limitation, joint transaction restrictions pursuant to the 1940 Act. Accordingly, the investment adviser’s ability to source investments from,   or invest alongside, other business units within Morgan Stanley may be limited and there can be no assurance that the investment adviser will be able to source any investments from any one or more parts of the Morgan Stanley network.
The investment adviser may restrict its investment decisions and activities on behalf of the Funds in various circumstances, including because of applicable regulatory requirements or information held by the investment adviser, the investment adviser’s investment adviser affiliates or Morgan Stanley. The investment adviser might not engage in transactions or other activities for, or enforce certain rights in favor of, a Fund due to Morgan Stanley’s activities outside the Funds. Furthermore, Morgan Stanley could have an interest that is different from, and potentially adverse to, that of the Fund, which may impede the Fund from participating in certain opportunities. In instances where trading of an investment is restricted, the investment adviser may not be able to purchase or sell such investment on behalf of a Fund including for an extended period of time, resulting in a Fund’s inability to participate in certain desirable transactions. This inability to buy or sell an investment could have an adverse effect on a Fund’s portfolio due to, among other things, changes in an investment’s value during the period its trading is restricted.
Morgan Stanley has established certain information barriers and other policies designed to address the sharing of information between different businesses within Morgan Stanley. As a result of information barriers, the investment adviser, in certain instances, will not have access, or will have limited access, to certain information and personnel in other areas of Morgan Stanley and, in such instances,  will not manage the Funds with the benefit of the information held by such other areas. Morgan Stanley, due to its access to and knowledge of funds, markets and securities based on its various businesses, may make decisions based on information or take (or refrain from taking) actions with respect to interests in investments of the kind held (directly or indirectly) by the Funds in a manner that may be adverse to the Fund, and will not have any obligation or other duty to share information with the investment adviser.
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In other instances, Morgan Stanley personnel, including personnel of the investment adviser, will have access to information and personnel of its affiliates. For example, the investment adviser may, in certain instances, share information with its affiliates regarding due diligence of companies and other investment-related due diligence. The investment adviser may face conflicts of interest in determining whether to engage in the sharing of information with its affiliates. Information sharing may limit or restrict the ability of the investment adviser to engage in or otherwise effect transactions on behalf of the Funds (including purchasing or selling securities that the investment adviser may otherwise have purchased or sold for a Fund in the absence of the sharing of information). Also, it may adversely affect a Fund’s investments, ability to invest in, or divest from, a company or engage in transactions or otherwise disadvantage a Fund. In managing conflicts of interest that arise because of the foregoing, the investment adviser generally will be subject to fiduciary requirements. The investment adviser may also implement internal information barriers or ethical walls or other internal information sharing protocols, and the conflicts described herein with respect to information barriers and otherwise with respect to Morgan Stanley and the investment adviser will also apply internally within the investment adviser. As a result, a Fund may not be permitted to transact in (e.g., dispose of a security in whole or in part) during periods when it otherwise would have been desirable and able to do so, which could adversely affect a Fund. Other investors in the security that are not subject to such restrictions may be able to transact in the security during such periods. There may also be circumstances in which, as a result of information held by certain portfolio management teams in the investment adviser, the investment adviser limits an activity or transaction for a Fund, including if a Fund is managed by a portfolio management team other than the team holding such information.
Morgan Stanley and its personnel will not be under any obligation or other duty to share certain information with the investment adviser or personnel involved in decision-making for Affiliated Investment Accounts (including the Funds), as applicable, and the investment adviser may make investment decisions for a Fund that differ from those the investment adviser would have made if Morgan Stanley, or other parts, of the investment adviser had provided such information, and the Fund be disadvantaged as a result thereof. Additionally, different portfolio management teams within the investment adviser may make decisions based on information or take (or refrain from taking) actions with respect to Affiliated Investment Accounts they advise in a manner different than or adverse to the Funds.
Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the investment adviser and its investment teams, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of a Fund or its shareholders. An investment team may have obligations to Affiliated Investment Accounts managed by both the investment adviser and one or more of the investment adviser’s investment adviser affiliates.  A Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an investment team may face conflicts in the allocation of investment opportunities among a Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the investment adviser or its investment adviser affiliates. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the investment adviser to favor such other accounts.
Morgan Stanley currently invests and plans to continue to invest on its own behalf and on behalf of its Affiliated Investment Accounts in a wide variety of investment opportunities globally. Morgan Stanley and its Affiliated Investment Accounts, to the extent consistent with applicable law and policies and procedures, will be permitted to invest in investment opportunities without making such opportunities available to a Fund. Subject to the foregoing, Morgan Stanley may offer investments that fall into the investment objectives of an Affiliated Investment Account to such account or make such investment on its own behalf, even though such investment also falls within a Fund’s investment objectives. A Fund may invest in opportunities that Morgan Stanley and/or one or more Affiliated Investment Accounts has declined, and vice versa. All of the foregoing may reduce the number of investment opportunities available to a Fund and may create conflicts of interest in allocating investment opportunities. Investors should note that the conflicts inherent in making such allocation decisions may not always be resolved to a Fund’s advantage. There can be no assurance that a Fund will have an opportunity to participate in certain opportunities that fall within their investment objectives. The interests of Morgan Stanley in an investment or a company may present certain conflicts of interest with respect to an investment by a Fund in the same investment or a Fund’s participation in a transaction with such company.
To the extent the investment adviser utilizes quantitative models or risk management or optimization investment techniques, the decision on when to initiate a purchase or sale transaction may differ, and be done for different reasons, than the investment adviser or its affiliates take on Affiliated Investment Accounts take on the same securities when not utilizing such techniques. This could create conflicts of interest, and it is possible that one or more accounts managed by the investment adviser will achieve investment results that are substantially more or less favorable than those results achieved by a Fund.
To seek to reduce potential conflicts of interest and to attempt to allocate such investment opportunities in a fair and equitable manner, the investment adviser has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of the investment adviser, including the Fund, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duties of the investment adviser. Each client of the investment adviser that is subject to the allocation policies and procedures, including each Fund, is assigned an investment team and portfolio manager(s) by the investment adviser. The investment team
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and portfolio managers review investment opportunities and will decide with respect to the allocation of each opportunity considering various factors and in accordance with the allocation policies and procedures. The allocation policies and procedures are subject to change. Investors should note that the conflicts inherent in making such allocation decisions may not always be resolved to the advantage of a Fund.
It is possible that Morgan Stanley or an Affiliated Investment Account, including another Eaton Vance Fund, will invest in or advise (in the case of Morgan Stanley)  a company that is or becomes a competitor of a company of which a Fund holds an investment. Such investment could create a conflict between the Fund, on the one hand, and Morgan Stanley or the Affiliated Investment Account, on the other hand. In such a situation, Morgan Stanley may also have a conflict in the allocation of its own resources to the portfolio investment. Furthermore, certain Affiliated Investment Accounts will be focused primarily on investing in other funds which may have strategies that overlap and/or directly conflict and compete with a Fund.
In addition, certain investment professionals who are involved in a Fund’s activities remain responsible for the investment activities of other Affiliated Investment Accounts managed by the investment adviser and its affiliates, and they will devote time to the management of such investments and other newly created Affiliated Investment Accounts (whether in the form of funds, separate accounts or other vehicles), as well as their own investments. In addition, in connection with the management of investments for other Affiliated Investment Accounts, members of Morgan Stanley and its affiliates may serve on the boards of directors of or advise companies which may compete with a Fund’s portfolio investments. Moreover, these Affiliated Investment Accounts managed by Morgan Stanley and its affiliates may pursue investment opportunities that may also be suitable for a Fund.
It should be noted that Morgan Stanley may, directly or indirectly, make large investments in certain of its Affiliated Investment Accounts, and accordingly Morgan Stanley’s investment in a Fund may not be a determining factor in the outcome of any of the foregoing conflicts. Nothing herein restricts or in any way limits the activities of Morgan Stanley, including its ability to buy or sell interests in, or provide financing to, equity and/or debt instruments, funds or portfolio companies, for its own accounts or for the accounts of Affiliated Investment Accounts or other investment funds or clients in accordance with applicable law.
Different clients of the investment adviser and its affiliates, including a Fund, may invest in (1) different classes of securities of the same issuer (including, without limitation, different parts of an issuer’s capital structure), depending on the respective clients’ investment objectives and policies and/or (2) the same class of securities of the same issuer while seeking different investment objectives or executing different investment strategies (such as long-term v. short-term investment horizons), and the investment adviser may face conflicts with respect to the interests involved. As a result, the investment adviser and its affiliates, at times, will seek to satisfy fiduciary obligations to certain clients owning one / the same class of securities of a particular issuer by pursuing or enforcing rights on behalf of those clients with respect to such (class of) securities, and those activities may have an adverse effect on another client which owns a different class of securities of such issuer. For example, if one client holds debt securities of an issuer and another client holds equity securities of the same issuer, if the issuer experiences financial or operational challenges, the investment adviser and its affiliates may seek a liquidation of the issuer on behalf of the client that holds the debt securities, whereas the client holding the equity securities may benefit from a reorganization of the issuer. Thus, in such situations, the actions taken by the investment adviser or its affiliates on behalf of one client can negatively impact securities held by another client. Alternatively, for example, if a client owns a security while seeking short-term capital appreciation that investment adviser may vote proxies or engage with the issuer (as applicable) in pursuit of that goal – which could negatively impact clients who hold the same security but are seeking long-term capital appreciation. These conflicts also exist as between the investment adviser’s clients, including a Fund, and the Affiliated Investment Accounts managed by the investment adviser’s investment adviser affiliates.
In addition, in certain circumstances, the investment adviser restricts, limits or reduces the amount of the Fund’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the Fund (potentially together with Morgan Stanley) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests.
The investment adviser and its affiliates may give advice and recommend securities to other clients which may differ from advice given to, or securities recommended or bought for, a Fund even though such other clients’ investment objectives may be similar to those of the Fund and the investment adviser may make decisions for a Fund that may be more beneficial to one type of shareholder than another.
The investment adviser and its affiliates manage long and short portfolios. The simultaneous management of long and short portfolios creates conflicts of interest in portfolio management and trading in that opposite directional positions may be taken in client accounts, including client accounts managed by the same investment team, and creates risks such as: (i) the risk that short sale activity could adversely affect the market value of long positions in one or more portfolios (and vice versa) and (ii) the risks associated with the trading desk receiving opposing orders in the same security simultaneously. The investment adviser and its affiliates have adopted policies and procedures that are reasonably designed to mitigate these conflicts. In certain circumstances, the investment adviser invests on behalf of itself in securities and other instruments that would be appropriate for, held by, or may fall within the investment guidelines of its clients, including a Fund. At times, the investment adviser may give advice or take action for its own accounts that differs from, conflicts with, or is adverse to advice given or action taken for any client.
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From time to time, conflicts also arise due to the fact that certain securities or instruments may be held in some client accounts, including a Fund, but not in others, or that client accounts may have different amounts of holdings in certain securities or instruments. In addition, due to differences in the investment strategies or restrictions among client accounts, the investment adviser may take action with respect to one account that differs from the action taken with respect to another account. In some cases, a client account may compensate the investment adviser based on the performance of the securities held by that account or pay a higher overall fee rate. The existence of such a performance based fee or higher fee rates may create additional conflicts of interest for the investment adviser in the allocation of management time, resources and investment opportunities. The investment adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including, among other things, the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.
In addition, at times an investment team will give advice or take action with respect to the investments of one or more clients that is not given or taken with respect to other clients with similar investment programs, objectives, and strategies. Accordingly, clients with similar strategies will not always hold the same securities or instruments or achieve the same performance. The investment adviser’s investment teams also advise clients with conflicting programs, objectives or strategies. These conflicts also exist as between the investment adviser’s clients, including the Fund, and the Affiliated Investment Accounts managed by the investment adviser’s investment adviser affiliates.
From time to time, the investment adviser or its affiliates may provide opportunities to Affiliated Investment Accounts (including potentially a Fund) or other clients to make investments in companies (such as in equity, debt or other securities issued by companies) or to engage in transactions involving companies (such as refinancing, restructuring or other transactions) in which certain Affiliated Investment Accounts (including potentially a Fund) or other clients have already invested. These investments can create conflicts of interest, including those associated with the assets of a Fund potentially providing value to, or otherwise supporting the investments of, other Affiliated Investment Accounts or other clients and potentially diluting or otherwise adversely affecting a Fund previously invested in the company.
Morgan Stanley and its affiliates maintain separate trading desks that operate independently of each other and do not share information with the investment adviser. The Morgan Stanley  and affiliate trading desks may compete against the investment adviser trading desks when implementing buy and sell transactions, possibly causing certain Affiliated Investment Accounts to pay more or receive less for a security than other Affiliated Investment Accounts.
Investments by Separate Investment Departments. For the investment adviser and certain of its investment adviser affiliates, the entities and individuals that provide investment-related services can differ by client, investment function, or business line (each, an “Investment Department” and collectively, the “Investment Departments”). Nonetheless, Investment Departments (with certain exceptions) can engage in discussions and share information and resources with another Investment Department (or a team within the other Investment Department) regarding investment-related matters. The sharing of information and resources between the Investment Departments is designed to further increase the knowledge and effectiveness of each Investment Department. However, an investment team’s decisions as to the use of shared research and participation in discussions with another Investment Department could adversely impact a client. Certain investment teams within one Investment Department could make investment decisions and execute trades together with investment teams within other Investment Departments. Other investment teams make investment decisions and execute trades independently. This could cause the quality and price of execution, and the performance of investments and accounts, to vary. Internal policies and procedures set forth the guidelines under which securities and securities trades can be crossed, aggregated, and coordinated between accounts serviced by different Investment Departments. Internal policies and procedures take into consideration a variety of factors, including the primary market in which such security trades. If a security or securities trade is ineligible for crossing, aggregation, or other coordinated trading, then each Investment Department will execute such trades independently of the other.
Payments to Broker-Dealers and Other Financial Intermediaries. (For purposes of this Section, “investment adviser” refers to BMR  only). The investment adviser, EVD and/or their affiliates may pay compensation, out of their own funds and not as an expense of a Fund, to certain Financial Intermediaries (which may include affiliates of the investment adviser and EVD), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. For example, the investment adviser or EVD may pay additional compensation to a Financial Intermediary for, among other things, promoting the sale and distribution of Fund shares, providing access to various programs, mutual fund platforms or preferred or recommended mutual fund lists that may be offered by a Financial Intermediary, granting EVD access to a Financial Intermediary’s financial advisors and consultants, providing assistance in the ongoing education and training of a Financial Intermediary’s financial personnel, furnishing marketing support, maintaining share balances and/or for sub-accounting, recordkeeping, administrative, shareholder or transaction processing services. Such payments are in addition to any distribution fees, shareholder servicing fees and/or transfer agency fees that may be payable by a Fund. The additional payments may be based on various factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Morgan Stanley Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of the Fund and/or some or all other Morgan Stanley Funds), a Fund’s advisory fee, some other agreed upon amount or other measures as determined from time to time by the investment adviser and/or EVD. The amount of these payments may be different for different Financial Intermediaries. In certain cases, payments to broker-dealers and other Financial Intermediaries may be shared by and among the investment adviser, EVD and their affiliates.
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The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation.
The additional compensation received by a given Financial Intermediary from the investment adviser and/or EVD may vary from the additional compensation received by the Financial Intermediary in respect of an Affiliated Investment Account managed by an affiliate of the investment adviser or principally underwritten by an affiliate of EVD. In such circumstances, differences in the prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of one Affiliated Investment Account over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation).
Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for a Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from and potentially adverse to that of a Fund. Furthermore, from time to time, the investment adviser or its affiliates may invest “seed” capital in a Fund, typically to enable the Fund to commence investment operations and/or achieve sufficient scale, as further described below. The investment adviser and its affiliates may hedge such seed capital exposure by investing in derivatives or other instruments expected to produce offsetting exposure. Such hedging transactions, if any, would occur outside of a Fund.
Morgan Stanley’s sales and trading, financing and principal investing businesses (whether or not specifically identified as such, and including Morgan Stanley’s trading and principal investing businesses) will not be required to offer any investment opportunities to a Fund. These businesses may encompass, among other things, principal trading activities as well as principal investing.
Morgan Stanley’s sales and trading, financing and principal investing businesses have acquired or invested in, and in the future may acquire or invest in, minority and/or majority control positions in equity or debt instruments of diverse public and/or private companies. Such activities may put Morgan Stanley in a position to exercise contractual, voting or creditor rights, or management or other control with respect to securities or loans of portfolio investments or other issuers, and in these instances Morgan Stanley may, in its discretion and subject to applicable law, act to protect its own interests or interests of clients, and not a Fund’s interests.
Subject to the limitations of applicable law, a Fund may purchase from or sell assets to, or make investments in, companies in which Morgan Stanley has or may acquire an interest, including as an owner, creditor or counterparty.
Morgan Stanley’s Investment Banking and Other Commercial Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions, restructuring, bankruptcy and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with a Fund and with respect to investments that a Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by a Fund. Morgan Stanley may give advice and provide recommendations to persons competing with a Fund and/or any of a Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments.
Morgan Stanley could be engaged in financial advising, whether on the buy-side or sell-side, or in financing or lending assignments that could result in Morgan Stanley’s determining in its discretion or being required to act exclusively on behalf of one or more third parties, which could limit a Fund’s ability to transact with respect to one or more existing or potential investments. Morgan Stanley may have relationships with third-party funds, companies or investors who may have invested in or may look to invest in portfolio companies, and there could be conflicts between a Fund’s best interests, on the one hand, and the interests of a Morgan Stanley client or counterparty, on the other hand.
To the extent that Morgan Stanley advises companies in financial restructurings outside of, prior to or after filing for protection under Chapter 11 of the U.S. Bankruptcy Code or similar laws in other jurisdictions, the investment adviser’s flexibility in making investments in such restructurings on a Fund’s behalf, or participating on steering committees and other committees in connection with existing investments, may be limited.
Morgan Stanley could provide investment banking services to competitors of portfolio companies, as well as to private equity and/or private credit funds; such activities may present Morgan Stanley with a conflict of interest vis-a-vis a Fund’s investment and may also result in a conflict in respect of the allocation of investment banking resources to portfolio companies.
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To the extent permitted by applicable law, Morgan Stanley may provide a broad range of financial services to companies in which a Fund invests, including strategic and financial advisory services, interim acquisition financing and other lending and underwriting or placement of securities, and Morgan Stanley generally will be paid fees (that may include warrants or other securities) for such services. Morgan Stanley will not share any of the foregoing interest, fees and other compensation received by it (including, for the avoidance of doubt, amounts received by the investment adviser) with a Fund, and any advisory fees payable will not be reduced thereby.
Morgan Stanley may be engaged to act as a financial advisor to a company in connection with the sale of such company, or subsidiaries or divisions thereof, may represent potential buyers of businesses through its mergers and acquisition activities and may provide lending and other related financing services in connection with such transactions. Morgan Stanley’s compensation for such activities is usually based upon realized consideration and is usually contingent, in substantial part, upon the closing of the transaction. Under these circumstances, a Fund may be precluded from participating in a transaction with or relating to the company being sold or participating in any financing activity related to merger or acquisition.
The involvement or presence of Morgan Stanley in the investment banking and other commercial activities described above (or the financial markets more broadly) may restrict or otherwise limit investment opportunities that may otherwise be available to the Fund. For example, issuers may hire and compensate Morgan Stanley to provide underwriting, financial advisory, placement agency, brokerage services or other services and, because of limitations imposed by applicable law and regulation, a Fund may be prohibited from buying or selling securities issued by those issuers or participating in related transactions or otherwise limited in its ability to engage in such investments.
In addition, in situations where the investment adviser is required to aggregate its positions with those of other Morgan Stanley business units for position limit calculations, the investment adviser may have to refrain from making investments due to the positions held by other Morgan Stanley business units or their clients. There may be other situations where the investment adviser refrains from making an investment or refrains from taking certain actions related to the management of such investment due to, among other reasons, additional disclosure obligations, regulatory requirements, policies, and reputational risk, or the investment adviser may limit purchases or sales of securities in respect of which Morgan Stanley is engaged in an underwriting or other distribution capacity.
Morgan Stanley’s Marketing Activities. Morgan Stanley is engaged in the business of underwriting, syndicating, brokering, administering, servicing, arranging and advising on the distribution of a wide variety of securities and other investments in which a Fund may invest. Subject to the restrictions of the 1940 Act, including Sections 10(f) and 17(e) thereof, a Fund may invest in transactions in which Morgan Stanley acts as underwriter, placement agent, syndicator, broker, administrative agent, servicer, advisor, arranger or structuring agent and receives fees or other compensation from the sponsors of such products or securities. Any fees earned by Morgan Stanley in such capacity will not be shared with the investment adviser or the Fund. Certain conflicts of interest, in addition to the receipt of fees or other compensation, would be inherent in these transactions. Moreover, the interests of one of Morgan Stanley’s clients with respect to an issuer of securities in which a Fund has an investment may be adverse to the investment adviser’s or a Fund’s best interests. In conducting the foregoing activities, Morgan Stanley will be acting for its other clients and will have no obligation to act in the investment adviser’s or a Fund’s best interests. Due to the restrictions of the 1940 Act, a Fund may be restricted from participating in certain transactions in which Morgan Stanley acts as underwriter, placement agent, syndicator, broker, administrative agent, servicer, advisor, arranger or structuring agent, including transactions that would otherwise be beneficial to the Fund.
Client Relationships. Morgan Stanley has existing and potential relationships with a significant number of corporations, institutions and individuals. In providing services to its clients, Morgan Stanley may face conflicts of interest with respect to activities recommended to or performed for such clients, on the one hand, and a Fund, its shareholders or the entities in which the Fund invests, on the other hand. In addition, these client relationships may present conflicts of interest in determining whether to offer certain investment opportunities to a Fund.
In acting as principal or in providing advisory and other services to its other clients, Morgan Stanley may engage in or recommend activities with respect to a particular matter that conflict with or are different from activities engaged in or recommended by the investment adviser on a Fund’s behalf.
Principal Investments. There may be situations in which a Fund’s interests may conflict with the interests of one or more general accounts of Morgan Stanley and its affiliates or accounts managed by Morgan Stanley or its affiliates. This may occur because these accounts hold public and private debt and equity securities of many issuers which may be or become portfolio companies, or from whom portfolio companies may be acquired.
Transactions with Portfolio Companies of Affiliated Investment Accounts. The companies in which a Fund may invest may be counterparties to or participants in agreements, transactions or other arrangements with portfolio companies or other entities of portfolio investments of Affiliated Investment Accounts (for example, a company in which a Fund invests may retain a company in which an Affiliated Investment Account invests to provide services or may acquire an asset from such company or vice versa). Certain of these agreements, transactions and arrangements involve fees, servicing payments, rebates and/or other benefits to Morgan Stanley or its affiliates. For example, portfolio entities may, including at the encouragement of Morgan Stanley, enter into agreements regarding group procurement and/or vendor discounts. Morgan Stanley and its affiliates may also participate in these agreements and may realize better pricing or discounts as a result of the participation of portfolio entities. To the extent permitted by applicable law, certain of these agreements may provide for commissions or similar payments and/or discounts or rebates to be paid to a portfolio entity of an Affiliated Investment Account, and such payments or discounts or
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rebates may also be made directly to Morgan Stanley or its affiliates. Under these arrangements, a particular portfolio company or other entity may benefit to a greater degree than the other participants, and the Morgan Stanley Funds, investment vehicles and accounts (which may or may not include a Fund) that own an interest in such entity will receive a greater relative benefit from the arrangements than the Morgan Stanley Funds, investment vehicles or accounts that do not own an interest therein. Fees and compensation received by portfolio companies of Affiliated Investment Accounts in relation to the foregoing will not be shared with a Fund or offset advisory fees payable.
Investments in Portfolio Investments of Other Funds. To the extent permitted by applicable law, when a Fund invests in certain companies or other entities, other funds affiliated with the investment adviser may have made or may be making an investment in such companies or other entities. Other funds that have been or may be managed by the investment adviser may invest in the companies or other entities in which a Fund has made an investment. Under such circumstances, a Fund and such other funds may have conflicts of interest (e.g., over the terms, exit strategies and related matters, including the exercise of remedies of their respective investments). If the interests held by a Fund are different from (or take priority over) those held by such other funds, the investment adviser may be required to make a selection at the time of conflicts between the interests held by such other funds and the interests held by a Fund.
Investments in Morgan Stanley Funds and Other Funds. To the extent permitted by applicable law, a Fund may invest in a fund affiliated with the investment adviser or its affiliates or a fund advised by the investment adviser or its affiliates. In connection with any such investments, an investing Fund, to the extent permitted by the 1940 Act, will pay all advisory, administrative and/or Rule 12b-1 fees applicable to the investment. Investments by a Fund in a fund affiliated with the investment adviser or its affiliates or a fund advised by the investment adviser or its affiliates present potential conflicts of interest, including potential incentives to invest in smaller or newer funds to increase asset levels or provide greater viability. The investment adviser voluntarily waives advisory fees of a Fund associated with investments by the Fund in a fund advised by the investment adviser or its affiliates which will reduce, but will not eliminate, these types of conflicts.
The Affiliated Investment Accounts (including the Funds) may, individually or in the aggregate, own a substantial percentage of a Fund. Further, the investment adviser, its affiliates, or another entity (i.e., a seed investor) may invest in the Funds at or near the establishment of such Funds, which may facilitate the Funds achieving a specified size or scale. The investment adviser and/or its affiliates may make payments to an investor that contributes seed capital to a Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached, and will be made from the assets of the investment adviser and/or such affiliates (and not the applicable Fund). Seed investors may contribute all or a majority of the assets in a Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from the investment adviser and/or its affiliates have ceased. Such redemptions could negatively impact a Fund’s liquidity, expenses and market price of its shares, as applicable.
Allocation of Expenses. Expenses may be incurred that are attributable to a Fund and one or more other Affiliated Investment Accounts (including in connection with issuers in which a Fund and such other Affiliated Investment Accounts have overlapping investments). The allocation of such expenses among such entities raises potential conflicts of interest. The investment adviser and its affiliates intend to allocate such common expenses among a Fund and any such other Affiliated Investment Accounts on a pro rata basis or in such other manner as the investment adviser deems to be fair and equitable or in such other manner as may be required by applicable law.
Temporary Investments. To more efficiently invest short-term cash balances held by a Fund, the investment adviser may invest such balances on an overnight “sweep” basis in shares of one or more money market funds or other short-term vehicles. It is anticipated that the investment adviser to these money market funds or other short-term vehicles may be the investment adviser (or an affiliate) to the extent permitted by applicable law, including Rule 12d1-1 under the 1940 Act. In such a case, the affiliated investment adviser may receive asset-based fees in respect of a Fund’s investment (which will reduce the net return realized by a Fund).
Transactions with Affiliates. The investment adviser and any investment sub-adviser might purchase securities from underwriters or placement agents in which a Morgan Stanley affiliate is a member of a syndicate or selling group, as a result of which an affiliate might benefit from the purchase through receipt of a fee or otherwise. Neither the investment adviser nor any investment sub-adviser will purchase securities on behalf of a Fund from an affiliate that is acting as a manager of a syndicate or selling group. Purchases by the investment adviser on behalf of a Fund from an affiliate acting as a placement agent must meet the requirements of applicable law. Furthermore, Morgan Stanley may face conflicts of interest when a Fund uses service providers affiliated with Morgan Stanley because Morgan Stanley receives greater overall fees when they are used.
Affiliated Indexes. Affiliates of the investment adviser develop, own and operate indexes (“Indexes”), and may continue to do so in the future, based on investment and trading strategies and concepts developed by the investment adviser or its affiliates (“Adviser Strategies”). Some of the Funds seek to track the performance of the Indexes. The investment adviser manages Accounts which track the same Indexes used by the Funds or which are based on the same, or substantially similar, Adviser Strategies that are used in the operation of the Indexes and the Funds. The operation of the Indexes, the Funds and the Accounts in this manner gives rise to potential conflicts of interest. For example, Accounts that track the same Indexes used by the Funds may engage in purchases and sales of securities prior to when the Index and the Funds engage in similar transactions because such Accounts may be managed and rebalanced on an ongoing basis, whereas the Funds’ portfolios are only rebalanced on a periodic or other basis subsequent to the rebalancing of the Index.
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The investment adviser has adopted policies and procedures that are designed to address potential conflicts that arise in connection with the operation of the Indexes, the Funds and the Accounts. The investment adviser has established certain information barriers and other policies designed to address the sharing of information between different businesses within the investment adviser, including with respect to personnel responsible for constructing and maintaining the Indexes and those involved in decision-making for the Funds.
Valuation of the Funds’ Investments. The investment adviser performs certain valuation services related to securities and other assets held by the Funds and performs such services in accordance with its valuation policies. The investment adviser will face a conflict with respect to valuation of the Funds’ investments generally because of the effect of such valuations on the investment adviser’s fees and other compensation and performance of the Funds.
Proxy Voting by the Investment Adviser. The investment adviser has implemented processes designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with its fiduciary obligations to its clients. Notwithstanding such proxy voting processes, proxy voting decisions made by the investment adviser in respect of securities held by the Funds may benefit the interests of Morgan Stanley and/or accounts other than the Funds. Further, the investment adviser may make different proxy voting decisions in respect of the same security held by clients with different investment objectives or strategies. For a more detailed discussion of these policies and procedures, see the section of the Statement of Additional Information entitled “Proxy Voting Policy” under “Management and Organization”.
Potential Conflict of Interest Related to Use of Sub-Adviser(s). To the extent the investment adviser to a Fund engages affiliated and/or unaffiliated sub-advisers, the investment adviser generally expects to compensate the sub-adviser out of the advisory fee it receives from the Fund, which creates an incentive for the investment adviser to select sub-adviser(s) with lower fee rates or to select affiliated sub-adviser(s). In addition, a sub-adviser may have interests and relationships that create actual or potential conflicts of interest related to their management of Fund assets allocated to or managed by the sub-adviser. These conflicts may be similar to or different from the conflicts described herein related to Morgan Stanley and its investment advisory affiliates. For additional information about potential conflicts of interest for each sub-adviser(s) can be found in the relevant sub-adviser’s Form ADV. A copy of Part 1 and Part 2 of a sub-adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).
Electronic Communication Networks and Alternative Trading Systems. The investment adviser’s affiliate(s) have ownership interests in and/or board seats on electronic communication networks (“ECNs”) or other alternative trading systems (“ATSs”). In certain instances the investment adviser’s affiliate(s) could be deemed to control one or more of such ECNs or ATSs based on the level of such ownership interests and whether such affiliates are represented on the board of such ECNs or ATSs. Consistent with its fiduciary obligation to seek best execution, the investment adviser may, from time to time, directly or indirectly, effect client trades through ECNs or other ATSs in which the Firm’s affiliates have or could acquire an interest or board seat. These affiliates might receive an indirect economic benefit based upon their ownership in the ECNs or other ATSs. The investment adviser will, directly or indirectly, execute through an ECN or other ATSs in which an affiliate has an interest only in situations where the Firm or the broker dealer through whom it is accessing the ECN or ATS reasonably believes such transaction will be in the best interest of its clients and the requirements of applicable law have been satisfied.
General Process for Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between the investment adviser, related persons of the investment adviser and/or their clients. The Advisers Act, the 1940 Act and ERISA impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, the investment adviser has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. The investment adviser seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.
FINANCIAL STATEMENTS
The audited financial statements of, and the report of the independent registered public accounting firm for the Fund appear in its Form N-CSR filing  and are incorporated by reference into this SAI. A copy of the Form N-CSR filing accompanies this SAI.
Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders   residing at the same address may be eliminated.
The Trust incorporates by reference the audited financial information and the report  of the independent registered public accounting firm for the Fund for the fiscal year  ended August 31, 2025, as previously filed electronically with the SEC on October 27, 2025 (Accession No.  0001193125-25-251259).
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ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

Asset-Backed Securities (“ABS”)
ABS are collateralized by pools of automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial mortgage-backed securities (“MBS”), utilities receivables, secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. ABS are “pass through” securities, meaning that principal and interest payments made by the borrower on the underlying assets are passed through to the ABS holder. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. ABS are subject to interest rate risk and prepayment risk. Some ABS may receive prepayments that can change their effective maturities. Issuers of ABS may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, ABS may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under U.S. federal and state law. The value of  ABS may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of ABS representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. While certain ABS may be insured as to the payment of principal and interest, this insurance does not protect the market value of such obligations or the Fund’s net asset value. The value of an insured security will be affected by the credit standing of its insurer.
Collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”) are types of ABS that are backed solely by a pool of other debt securities. CDOs and CLOs are typically issued in various classes with varying priorities. The risks of an investment in a CDO or CLO depend largely on the type of the collateral securities and the class of the CDO or CLO in which the Fund invests. In addition to interest rate, prepayment, default and other risks of ABS and fixed income securities, in general, CDOs and CLOs are subject to additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CDOs or CLOs that are subordinate to other classes, and the complex structure may produce disputes with the issuer or unexpected investment results. The Fund’s investment in CDOs and CLOs may decrease in market value if they experience loan defaults or credit impairment, the disappearance of a subordinate tranche or class of debt, or due to market anticipation of defaults and investor aversion to the securities as a class. The liquidity of ABS (particularly below investment grade ABS) may change over time. During periods of deteriorating economic conditions, such as recessions, or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities.

Auction Rate Securities
Auction rate securities, such as auction preferred shares of closed-end investment companies, are preferred securities and debt securities with dividends/coupons based on a rate set at auction. The auction is usually held weekly for each series of a security, but may be held less frequently. The auction sets the rate, and securities may be bought and sold at the auction. Provided that the auction mechanism is successful, auction rate securities normally permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Security holders that submit sell orders in a failed auction may not be able to sell any or all of the shares for which they have submitted sell orders. Security holders may sell their shares at the next scheduled auction, subject to the same risk that the subsequent auction will not attract sufficient demand for a successful auction to occur. Broker-dealers may also try to facilitate secondary trading in the auction rate securities, although such secondary trading may be limited and may only be available for shareholders willing to sell at a discount. Since mid-February 2008, existing markets for certain auction rate securities have become generally illiquid and investors have not been able to sell their securities through the regular auction process. It is uncertain when or whether there will be a revival of investor interest in purchasing securities sold through auctions. There may be limited or no active secondary markets for many auction rate securities. Auction rate securities that do trade in a secondary market may trade at a significant discount from their liquidation preference. There have been a number of governmental investigations and regulatory settlements involving certain broker-dealers with respect to their prior activities involving auction rate securities.
Valuations of such securities are highly speculative, however, dividends on auction rate preferred securities issued by a closed-end fund may be reported, generally on IRS Form 1099, as exempt from U.S. federal income tax to the extent they are attributable to tax-exempt interest income earned by the Fund on the securities and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for U.S. federal income tax purposes, and the closed-end fund complies with certain requirements under the Code. Investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other  U.S. registered investment companies, which limitations are prescribed by the 1940 Act.

Average Effective Maturity
Average effective maturity is a weighted average of all the maturities of bonds owned by the Fund. Average effective maturity takes into consideration all mortgage payments, puts and adjustable coupons. In the event the Fund invests in multiple Portfolios, its average weighted maturity is the sum of its allocable share of the average weighted maturity of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s average weighted maturity by the Fund’s percentage ownership of that Portfolio.

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Benchmark Reference Rates
Many debt securities, derivatives, and other financial instruments utilize benchmark or reference rates for variable interest rate calculations, including the Euro Interbank Offer Rate, Sterling Overnight Index Average Rate, and the Secured Overnight Financing Rate (each a “Reference Rate”). Instruments in which the Fund invests may pay interest at floating rates based on such Reference Rates or may be subject to interest caps or floors based on such Reference Rates. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on such Reference Rates. The elimination of a Reference Rate or any other changes to or reforms of the determination or supervision of Reference Rates could have an adverse impact on the market for, or value of, any instruments or payments linked to those Reference Rates.
For example, some Reference Rates, as well as other types of rates and indices, are described as “benchmarks” and have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts. As a result, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

Borrowing for Investment Purposes
There is no assurance that a borrowing strategy will be successful. Upon the expiration of the term of the Fund’s existing credit arrangement, the lender may not be willing to extend further credit to the Fund or may be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. Borrowing to increase investments generally will magnify the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Borrowing for Temporary Purposes
The Fund may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in advance of the settlement of share purchases, and to settle transactions). The Fund’s ability to borrow is subject to its terms and conditions of its credit arrangements, which in some cases may limit the Fund’s ability to borrow under the arrangement. The Fund will be required to maintain a specified level of asset coverage with respect to all borrowings and may be required to sell some of its holdings to reduce debt and restore coverage at times when it may not be advantageous to do so. The rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Fund under a credit arrangement are senior to the rights of holders of shares with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lenders may have the right to cause a liquidation of the collateral (i.e., sell Fund assets) and, if any such default is not cured, the lenders may be able to control the liquidation as well. Credit arrangements are subject to annual renewal, which cannot be assured. If the Fund does not have the ability to borrow for temporary purposes, it may be required to sell securities at inopportune times to meet short-term liquidity needs. Because the Fund is a party to a joint credit arrangement, it may be unable to borrow some or all of its requested amounts at any particular time. Borrowings involve additional expense to the Fund.

Build America Bonds
Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support. The Act authorized state and local governments to issue taxable bonds on which, assuming certain specified conditions were satisfied, issuers could either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). The federal interest subsidy or tax credit continues for the life of the bonds. Unlike most other municipal obligations, interest received on Build America Bonds is subject to U.S. federal income tax and may be subject to state income tax. The subsidy that issuers of direct pay Build America Bonds receive from the U.S. Treasury has been reduced as a result of budgetary sequestration, which has resulted, and which may continue to result, in a delay or reduction in subsidy payments. Any interruption, delay, reduction, and/or offset of the reimbursement from the U.S. Treasury may reduce the demand for direct pay Build America Bonds and/or potentially trigger extraordinary call features of the bonds. This may, in turn, reduce market prices and cause the value of the Fund shares to fall. Pursuant to the terms of the Act, the issuance of Build America Bonds ceased on December 31, 2010. As a result, the availability of such bonds is limited, which may adversely affect their liquidity.

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Call and Put Features on Securities
Issuers of securities may reserve the right to call (redeem) the securities. If an issuer redeems a security with a call right during a time of declining interest rates, the holder of the security may not be able to reinvest the proceeds in securities providing the same investment return as provided by the securities redeemed. Some securities may have “put” or “demand” features that allow early redemption by the holder. Longer term fixed-rate securities may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). This “put” or “demand” feature enhances a security’s liquidity by shortening its effective maturity and enables the security to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the holder of the security would be subject to the longer maturity of the security, which could experience substantially more volatility. Securities with a “put” or “demand” feature are more defensive than conventional long term securities (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term securities, because they can be retained if interest rates decline.

Collateralized Mortgage Obligations (“CMOs”)
CMOs are backed by a pool of mortgages or mortgage loans. The key feature of the CMO structure is the prioritization of the cash flows from the pool of mortgages among the several classes, or tranches, of the CMO, thereby creating a series of obligations with varying rates and maturities. Senior CMO classes will typically have priority over residual CMOs as to the receipt of principal and or interest payments on the underlying mortgages. CMOs also issue sequential and parallel pay classes, including planned amortization and target amortization classes, and fixed and floating rate CMO tranches. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each CMO tranche at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class, concurrently on a proportionate or disproportionate basis. Sequential pay  CMOs generally pay principal to only one class at a time while paying interest to several classes. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued as collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Floating rate CMO tranches carry interest rates that are tied in a fixed relationship to an index subject to an upper limit, or “cap,” and sometimes to a lower limit, or “floor.” CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities (“CMBS”)
CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. CMBS may have a lower repayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayment of principal. The risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payment, and the ability of a property to attract and retain tenants. CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities. In addition, at times the commercial real estate market has experienced substantially lower valuations combined with higher interest rates, leading to difficulty in refinancing debt and, as a result, the CMBS market has experienced (and could in the future experience) greatly reduced liquidity and valuations.
The values of, and income generated by, CMBS may be adversely affected by changing interest rates and other developments impacting the commercial real estate market, such as population shifts and other demographic changes, increasing vacancies (potentially for extended periods) and reduced demand for commercial and office space, maintenance or tenant improvement costs, and costs to convert properties for other uses. These developments could result from, among other things, changing tastes and preferences (such as remote work arrangements) as well as cultural, technological, global or local economic and market developments. In addition, changing interest rate environments and associated changes in lending standards and higher refinancing rates may adversely affect the commercial real estate and CMBS markets. The occurrence of any of the foregoing developments would likely increase default risk for the properties and loans underlying these investments as well as impact the value of, and income generated by, these investments. These developments could also result in reduced liquidity for CMBS.

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Commodity-Related Investments
The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. To the extent commodity-related investments are held through the Subsidiary, the Subsidiary is not subject to U.S. laws (including securities laws) and their protections. The Subsidiary is subject to the laws of the Cayman Islands, a foreign jurisdiction, and can be affected by developments in that jurisdiction.
Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities. The commodities that underlie commodity futures contracts and commodity swaps may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Common Stocks
Common stock represents an equity ownership interest in the issuing corporation. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Common stock normally occupies the most subordinated position in an issuer’s capital structure. Returns on common stock investments consist of any dividends received plus the amount of appreciation or depreciation in the value of the stock.
Although common stocks have historically generated higher average returns than fixed-income securities over the long term and particularly during periods of high or rising concerns about inflation, common stocks also have experienced significantly more volatility in returns and may not maintain their real value during inflationary periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

Contingent Convertible Securities
Contingent convertible securities (sometimes referred to as “CoCos”) are convertible securities with loss absorption characteristics. These securities provide for mandatory conversion into common stock of the issuer under certain circumstances. The mandatory conversion may be automatically triggered, for instance, if a company fails to meet the capital minimum with respect to the security, the company’s regulator makes a determination that the security should convert or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. In addition, some such instruments have a set stock conversion rate that would cause an automatic write-down of capital if the price of the stock is below the conversion price on the conversion date. Under similar circumstances, the liquidation value of certain types of contingent convertible securities may be adjusted downward to below the original par value. The write down of the par value would occur automatically and would not entitle the holders to seek bankruptcy of the company. In certain circumstances, contingent convertible securities may write down to zero and investors could lose the entire value of the investment, even as the issuer remains in business. CoCos may be subject to redemption at the option of the issuer at a predetermined price. See also “Hybrid Securities.”

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Convertible Securities
A convertible security is a bond, debenture, note, preferred security, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security entitles the holder to receive interest paid or accrued or the dividend paid on such security until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower interest or dividend yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. A convertible security ranks senior to common stock in a corporation’s capital structure but is usually subordinated to comparable nonconvertible securities. Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities. Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company. A convertible security may be subject to redemption or conversion at the option of the issuer after a particular date and under certain circumstances (including at a specified price) established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.
Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the securities are issued, which may increase the effects of currency risk.
Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the securities to be redeemed by the issuer at a premium over the stated principal amount of the debt securities under certain circumstances. Certain convertible securities may include loss absorption characteristics that make the securities more equity-like. This is particularly true of convertible securities issued by companies in the financial services sector. See “Contingent Convertible Securities.”

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Synthetic convertible securities may include either cash-settled convertibles or manufactured convertibles.  Cash-settled convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a cash-settled convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured convertibles are created by the investment adviser or another party by combining separate securities that possess one of the two principal characteristics of a convertible security,  i.e., fixed-income (“fixed-income component”) or a right to acquire equity securities (“convertibility component”). The fixed-income component is achieved by investing in nonconvertible fixed-income securities, such as nonconvertible bonds, preferred securities and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index. A manufactured convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a manufactured convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a manufactured convertible is the sum of the values of its fixed-income component and its convertibility component. More flexibility is possible in the creation of a manufactured convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the investment adviser may combine a fixed-income instrument and an equity feature with respect to the stock of the issuer of the fixed-income instrument to create a synthetic convertible security otherwise unavailable in the market.  The investment adviser may also combine a fixed-income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the investment adviser believes such a manufactured convertible would better promote the Fund’s objective than alternative investments. For example, the investment adviser may combine an equity feature with respect to an issuer’s stock with a fixed-income security of a different issuer in the same industry to diversify the Fund’s credit exposure, or with a U.S. Treasury instrument to create a manufactured convertible with a higher credit profile than a traditional convertible security issued by that issuer. A manufactured convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a manufactured convertible. For example, the Fund may purchase a warrant for eventual inclusion in a manufactured convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.  The value of a manufactured convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event the Fund created a manufactured convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the manufactured convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed-income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

Credit Linked Securities
See also “Derivative Instruments and Related Risks” herein. Credit linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps, and other securities in order to provide exposure to certain fixed-income markets. Credit linked securities may be used as a cash management tool in order to gain exposure to a certain market and to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. An issuer may sell one or more credit default swaps under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the reference instrument (in this case a debt obligation) upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the reference instrument. This, in turn, would reduce the amount of income and principal that the holder of the credit linked security would receive. Credit linked securities generally will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

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Cybersecurity Risk
With the increased use of technologies by Fund service providers to conduct business, such as the Internet, the Fund is susceptible to operational, information security and related risks. The Fund relies on communications technology, systems, and networks to engage with clients, employees, accounts, shareholders, and service providers, and a cyber incident may inhibit the Fund’s ability to use these technologies. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites or via “ransomware” that renders the systems inoperable until appropriate actions are taken. A denial-of-service attack is an effort to make network services unavailable to intended users, which could cause shareholders to lose access to their electronic accounts, potentially indefinitely. Employees and service providers also may not be able to access electronic systems to perform critical duties for the Fund, such as trading, NAV calculation, shareholder accounting or fulfillment of Fund share purchases and redemptions, during a denial-of-service attack. There is also the possibility for systems failures due to malfunctions, user error and misconduct by employees and agents, natural disasters, or other foreseeable and unforeseeable events.
Because technology is consistently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber attack. Similar types of  cybersecurity risks also are present for issuers of securities in which the Fund invests, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber attacks, technological disruptions, malfunctions or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Fund from, among other things, buying or selling the Fund or accurately pricing its securities. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber incidents consistently. In addition to deliberate cyber attacks, unintentional cyber incidents can occur, such as the inadvertent release of confidential information by the Fund or its service providers.
The Fund uses third party service providers who are also heavily dependent on computers and technology for their operations.  Cybersecurity failures or breaches by the Fund’s investment adviser or administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, may disrupt and otherwise adversely affect their business operations. This may result in financial losses to the Fund, impede Fund trading, interfere with the Fund’s ability to calculate its NAV, limit a shareholder’s ability to purchase or redeem shares of the Fund or cause violations of applicable privacy and other laws, regulatory fines, penalties,  reputational damage, reimbursement or other compensation costs, litigation costs or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While many of the Fund’s service providers have established business continuity plans and risk management systems intended to identify and mitigate cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. The Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.

Derivative Instruments and Related Risks
Generally, derivatives can be characterized as financial instruments whose performance is derived at least in part from the performance of an underlying reference instrument. Derivative instruments may be acquired in the United States or abroad and include the various types of exchange-traded and over-the-counter (“OTC”) instruments described herein and other instruments with substantially similar characteristics and risks. Depending on the type of derivative instrument and the Fund’s investment strategy, a derivative instrument may be based on a security, instrument, index, currency, commodity, economic indicator or event (referred to as “reference instruments”).
Derivative instruments are subject to a number of risks, including adverse or unexpected movements in the price of the reference instrument, and  counterparty, credit, interest rate, leverage, liquidity, market and tax risks. Use of derivative instruments may cause the realization of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if such instruments had not been used. Success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the reference instrument and the Fund’s assets. To the extent that a derivative instrument is intended to hedge against an event that does not occur, the Fund may realize losses.

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OTC derivative instruments involve an additional risk in that the issuer or  counterparty may fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, an option or commodity exchange or swap execution facility or clearinghouse may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. There can be no assurance that the use of derivative instruments will benefit the Fund.
The regulation of derivatives has undergone substantial change in recent years. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulations require most derivatives to be margined and/or cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on counterparties, and impose other regulatory requirements that impact derivatives markets. The implementation of these requirements or additional future regulation of the derivatives markets may make the use of derivatives more costly, may limit the availability or reduce the liquidity of derivatives, and may impose limits or restrictions on the counterparties with which the Fund engages in derivative transactions. Fund management cannot fully predict the effects of any governmental regulation of the derivatives markets, and there can be no assurance that any government regulation will not adversely affect the Fund’s performance or ability to achieve its investment objective.
The  CFTC and various exchanges have imposed (and continue to evaluate and monitor) limits on the number of speculative positions that any person, or group of persons acting in concert, may hold or control in certain futures and options on futures contracts. Additionally, U.S. federal position limits now apply to swaps that are economically equivalent to futures contracts that are subject to  CFTC set speculative limits. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded, unless an exemption applies. Thus, even if the Fund does not intend to exceed applicable position limits, it is possible that positions of different clients managed by the investment adviser and its affiliates may be aggregated for this purpose. It is possible that the trading decisions of the investment adviser may have to be modified and that positions held by the Fund may have to be liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s investment strategy. The Fund may also be affected by other non-U.S. regulators and trading venues, such as those of the European Union and United Kingdom, that impose position limits on commodity derivative contracts.
The SEC adopted Rule 18f-4 under the 1940 Act, which applies to the Fund’s use of derivative investments and certain financing transactions. Among other things, Rule 18f-4 requires certain funds that invest in derivative instruments beyond a specified limited amount (generally greater than 10% of a fund’s net assets) to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. To the extent a Fund uses derivative instruments (excluding certain currency and interest rate hedging transactions) in a limited amount (up to 10% of a Fund’s net assets), it will not be subject to the full requirements of Rule 18f-4. In addition, to the extent that the Fund enters into reverse repurchase agreements or similar financing transactions, the Fund may elect to either treat all of its reverse repurchase agreements or similar financing transactions as derivatives transactions for purposes of Rule 18f-4 or comply (with respect to reverse repurchase agreements or similar financing transactions) with the asset coverage requirements under Section 18 of the 1940 Act. Limits or restrictions applicable to the  counterparties with which a Fund engages in derivative transactions also could prevent the Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.
Legislation may be enacted that could negatively affect the assets of the Fund. Legislation or regulation may also change the way in which the Fund itself is regulated. The effects of any new governmental regulation cannot be predicted and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s performance or ability to achieve its investment objective(s).

Derivative-Linked and Commodity-Linked Hybrid Instruments
A derivative-linked or commodity-linked hybrid instrument (referred to herein as a “hybrid instrument”) is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid instrument is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a hybrid instrument may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid instrument is a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

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The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the Fund may not be successful. Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.
Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.
Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices  of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.
Hybrid instruments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return and creating exposure to a particular market or segment of that market. The value of a hybrid instrument or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid instrument. Under certain conditions, the redemption value of a hybrid instrument could be zero. The purchase of hybrid instruments also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.
Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will invest only in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA. Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and restrictions contained in the 1940 Act.

Direct Investments
Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. At the time of making a direct investment, the Fund will enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. These agreements may, in appropriate circumstances, provide the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the investment in the enterprise. Such a representative would be expected to monitor the investment and protect the Fund’s rights in the investment and would not be appointed for the purpose of exercising management or control of the enterprise.

Diversified Status
With respect to 75% of its total assets, an investment company that is registered with the SEC as a “diversified” fund: (1) may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the  U.S. Government, its agencies or instrumentalities and securities of other investment companies); and (2) may not own more than 10% of the outstanding voting securities of any one issuer.

Dividend Capture Trading
In a typical dividend capture trade, the Fund would buy a stock prior to its ex-dividend date and sell the stock at a point either on or after the ex-dividend date. The use of a dividend capture trading strategy exposes the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

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Duration
Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen Fund duration. As the value of a security changes over time, so will its duration. The duration of a Fund that invests in underlying funds is the sum of its allocable share of the duration of each of the underlying funds in which it invests, which is determined by multiplying the underlying fund’s duration by the Fund’s percentage ownership of that underlying fund.

Emerging Market Investments
The risks described under “Foreign Investments” herein generally are heightened in connection with investments in emerging markets. Also, investments in securities of issuers domiciled in countries with emerging capital markets may involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or  U.S. governmental laws or restrictions applicable to such investments; (iv) governmental actions or policies that may limit investment opportunities, such as restrictions on investment in, or required divestment of, certain issuers or industries; (v) the lack or relatively early development of legal structures governing private and foreign investments and private property; (vi) delays in settling portfolio transactions and heightened risk of loss from custody practices; (vii) greater debt burdens relative to the size of the economy; and (viii) investments through complex structures that may lack transparency. Governmental actions may effectively restrict or eliminate the Fund’s ability to purchase or sell investments in emerging market countries, and thus may make them less liquid or more difficult to value, or may force the Fund to sell or otherwise dispose of such investments at inopportune times or prices. Trading practices in emerging markets also may be less developed, resulting in inefficiencies relative to trading in more developed markets, which may result in increased transaction costs.
Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in emerging market countries. There can be no assurance that repatriation of income, gain or initial capital from these countries will occur. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors. Also, lending money and trading loans, for instance, may be considered a regulated activity in some foreign jurisdictions, which may result in licensing and certain other requirements. The Fund could be adversely affected by delays in, or a refusal to grant, required licenses, governmental approval, as well as by the application to the Fund of any restrictions on its investments.
Political and economic structures in emerging market countries may undergo significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the entire value of an investment in the affected market could be lost. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in developed markets.
Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which  U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Certain emerging market securities may be held by a limited number of persons. This may adversely affect the timing and pricing of the acquisition or disposal of securities. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions in particular securities.

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Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because brokers and  counterparties in such markets may be less well capitalized, and custody and registration of assets in some countries may be unreliable. The Fund seeks, where possible, to use counterparties whose financial status reduces this risk. However, there can be no certainty that the Fund will be successful in eliminating or reducing this risk, particularly as counterparties operating in emerging market countries frequently lack the substance, capitalization and/or financial resources of those in developed countries. There may be risks that settlement may be delayed and that cash or instruments belonging to the Fund may be in jeopardy because of failures of or defects in the settlement systems. In some cases, this may make it difficult to conduct transactions and may result in additional costs and delays in trading and settlement. The inability of a Fund to make intended investments or dispose of a portfolio investment due to settlement problems or the risk of intermediary or  counterparty failures could cause a Fund to miss attractive investment opportunities and/or result either in losses to the Fund due to subsequent declines in the value of such portfolio investment or, if the  Fund has entered into a contract to sell the investment, could result in possible liability. In addition, if a Fund sells investments with extended settlement times, the settlement proceeds from the sales may not be available to meet a Fund’s redemption obligations, or for reinvestment in other instruments, for a substantial period of time.
The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets. As an alternative to investing directly in emerging markets, exposure may be obtained through derivative investments.
Emerging market or developing countries also pose the risk of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the Fund’s investments in those countries. Additionally, some countries also may have different legal systems that may make it difficult or expensive for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. For instance, there may be difficulties in obtaining and/or enforcing legal  judgements against non-U.S. companies and non-U.S. persons, including company directors or officers, in foreign jurisdictions. Shareholders of emerging market issuers often have limited rights and few practical remedies in jurisdictions located in emerging markets. In addition, due to jurisdictional limitations, U.S. authorities (e.g., the SEC and the U.S. Department of Justice) may be limited in their ability to enforce regulatory or legal obligations in emerging market countries. Such risks vary from jurisdiction to jurisdiction and company to company. In addition, issuers of certain instruments may include special purpose vehicles (“SPVs”) that hold underlying assets to which a Fund seeks to gain exposure. A Fund may have the right to receive payments only from the SPV and may not have direct rights against the issuer of the underlying assets. Investors in such SPVs generally pay their share of the SPV’s administrative and other expenses, including management fees. In some cases, the terms on which the Fund may be permitted to participate in an investment may be different than those afforded to local investors.
Also, the Fund may invest in sovereign debt instruments, which are issued or guaranteed by foreign governmental entities. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the relative size of the debt service burden to the economy as a whole, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrears on their debts and such disbursements may be conditioned, for instance, on a governmental entity’s implementation of economic reforms and/or economic performance. Failure to implement such reforms and/or achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity and result in default.
Investments in China may involve a high risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries. Increasing trade tensions, particularly regarding trading arrangements between the  U.S., other trading partners and China, may result in additional tariffs or other actions that could have an adverse impact on an investment in the China region, including but not limited to restrictions on investments in certain Chinese companies or industries considered important to national interests, restrictions on monetary repatriation, intervention in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling, or other adverse government actions, circumstances and intervention efforts. Changes in political conditions and the political administration of trading counterparties may increase the risk of the imposition of sanctions, tariffs or other adverse trading policies. In addition, the adoption or continuation of protectionist trade policies by one or more countries could lead to a decrease in demand for Chinese products and reduced flows of foreign capital to China’s and other countries’ economies. Accounting, auditing, financial, and other reporting standards, practices and disclosure requirements in China are different, sometimes in fundamental ways, from those in the United States and certain western European countries. For example, there is less regulatory oversight of financial reporting by companies domiciled in China than for companies in the United States.

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To the extent the Fund invests in securities of Chinese issuers, it may be subject to certain risks associated with variable interest entities (“VIEs”). VIEs are widely used by China-based companies where China restricts or prohibits foreign ownership in certain sectors, including telecommunications, technology, media, and education. In a typical VIE structure, a shell  company is set up in an offshore jurisdiction and enters into contractual arrangements with a China-based operating company. The VIE lists on a U.S. exchange and investors then purchase the stock issued by a VIE. The VIE structure is designed to provide investors with economic exposure to the Chinese company that replicates equity ownership, without providing actual equity ownership.
VIE structures do not offer the same level of investor protections as direct ownership and investors may experience losses if VIE structures are altered, contractual disputes emerge, or the legal status of the VIE structure is prohibited under Chinese law. Additionally, significant portions of the Chinese securities markets may also become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The legal status of the VIE structure remains uncertain under Chinese law. There is risk that the Chinese government may cease to tolerate such VIE structures at any time or impose new restrictions on the structure, in each case either generally or with respect to specific issuers. If new laws, rules or regulations relating to VIE structures are adopted, investors, including the Fund, could suffer substantial, detrimental, and possibly permanent losses with little or no recourse available. In addition,  VIEs may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements. Delisting would significantly decrease the liquidity and value of the securities of these companies, decrease the ability of the Fund to invest in such securities and may increase the expenses of the Fund if it is required to seek alternative markets in which to invest in such securities.
The foregoing risks may be even greater in frontier markets. Frontier markets are countries with investable stock markets that are less established than those in the emerging markets. The economies of frontier market countries generally are smaller than those of traditional emerging market countries, and frontier capital markets and legal systems are typically less developed.
Sukuk. The Fund may invest in Sukuk, which are foreign or emerging market securities based on Islamic principles. Sukuk are securities with cash flows similar to conventional bonds, issued by an issuer, which is usually an SPV incorporated by the sovereign or corporate entity seeking financing, to obtain an upfront payment in exchange for an income stream and a future promise to return capital. Sukuk are designed to comply with Islamic religious law, commonly known as Sharia and, accordingly, do not pay interest. Instead,  Sukuk securities represent a contractual obligation of the issuer or issuing vehicle to make periodic distributions (such as income or other periodic payments) to the investor on pre-defined distribution dates and to return capital on a specified date, and such contractual payment obligation is linked to the issuer or issuing vehicle and not from interest on the investor’s money for Sukuk.  Sukuk may be linked to income streams relating to tangible assets, but even in respect of such  Sukuk, the Fund will not have a direct interest in, or recourse to, the underlying asset or pool of assets.
In the event of a default or the insolvency of the issuer, the resolution process can be expected to take longer than for conventional bonds. Sukuk remain relatively new instruments, and evolving interpretations of Islamic law by courts, regulators and prominent scholars may affect liquidity, prices, free transferability and the ability and willingness of issuers of  Sukuk to make payments in ways that cannot now be foreseen. In addition, issuers have, in the past, challenged the Islamic compliance of certificates. If any such or analogous events should occur, the Fund may be required to hold its Sukuk for longer than intended, even if their value or other condition is deteriorating. In such circumstances, the Fund may not be able to achieve expected returns on its investment in Sukuk or any returns at all.
Issuers of  Sukuk may include SPVs established by corporations and financial institutions, foreign governments and agencies of foreign governments. Underlying assets may include, without limitation, real estate (developed and undeveloped), lease contracts, forward-sale commodity contracts and machinery and equipment. Although the Sukuk market has grown significantly in recent years, there may be times when the market is illiquid and where it is difficult for the Fund to make an investment in or dispose of Sukuk at the desired time. Sukuk involve many of the same risks that conventional bonds incur, such as credit risk and interest rate risk, as well as the risks associated with foreign or emerging market securities. In addition to these risks, there are certain risks specific to Sukuk, such as those relating to their structures. Furthermore, the global Sukuk market is significantly smaller than conventional bond markets, which may impact liquidity and the ability for the Fund to sell Sukuk at a desired time.
The unique characteristics of  Sukuk may lead to uncertainties regarding their tax treatment within the Fund. In light of tax requirements applicable to the Fund, it may be necessary or advisable for the Fund to sell one or more Sukuk (or another investment) sooner than otherwise anticipated. As a result, the Fund may incur taxable gains or investment losses, as well as costs associated with such transaction.

Equity Investments
Equity investments include common stocks; preferred stocks; depositary receipts; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible and contingent convertible preferred stocks; rights and warrants and other securities that are treated as equity for U.S. federal income tax purposes (see “Preferred Stock” and “Hybrid Securities”). Market conditions may affect certain types of stocks to a greater extent than other types of stocks.

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Equity-Linked Securities
See also “Derivative Instruments and Related Risks” herein. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of securities, or sometimes a single stock. These securities are used for many of the same purposes as derivative instruments and share many of the same risks. Equity-linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

ESG Investment Risk
To the extent that the investment adviser considers environmental, social and/or governance (“ESG”) issues, the Fund’s performance may be impacted. Additionally, the investment adviser’s consideration of ESG issues may require subjective analysis based on qualitative assessments and the ability of the investment adviser to consider ESG issues may be impacted by data availability for a particular company or issuer (or obligor), including if the data is inaccurate, incomplete, unavailable or based on estimates. The investment adviser’s consideration of ESG issues may contribute to the investment adviser’s decision to forgo opportunities to buy certain securities. ESG issues with respect to an issuer (or obligor) or the investment adviser’s assessment of such may change over time. The consideration of ESG issues within the investment adviser’s investment decision-making process for a Fund may vary across asset classes, industries and sectors. When deemed by the investment adviser to be relevant to its evaluation of a company’s financial performance and when applicable information is available, the investment adviser considers financially material environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer or long-term stock price performance of a company. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. In circumstances deemed appropriate by the investment adviser, the investment adviser engages with company management on environmental, social, and/or governance-related considerations that the investment adviser believes to be material to the company to seek to gain insights into how the company addresses material ESG issues and how these may affect long-term financial performance. The investment adviser does not expect to engage company management for all Fund portfolio holdings on material ESG issues. The investment adviser’s consideration of whether to engage with company management on ESG issues may require subjective analysis and there can be no assurance that the process utilized or any judgment exercised by the investment adviser in its engagement process will reflect the beliefs or values of any particular investor.

Event-Linked Instruments
The Fund may obtain event-linked exposure by investing in “event-linked bonds”, “event-linked swaps” or other “event-linked instruments”. Event-linked instruments are obligations for which the return of capital and dividend/interest payments are contingent on, or formulaically related to, the non-occurrence of a pre-defined “trigger” event. For some event-linked instruments, the trigger event’s magnitude may be based on losses to a company or industry, industry indexes or readings of scientific instruments rather than specified actual losses. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events.
Some event-linked instruments are referred to as “catastrophe bonds.” Catastrophe bonds entitle a Fund to receive principal and interest payments so long as no trigger event occurs of the description and magnitude specified by the instrument. If a trigger event occurs, the Fund may lose a portion of its entire principal invested in the bond.
Event-linked instruments may be sponsored by government agencies, insurance companies or reinsurers and issued by special purpose corporations or other off-shore or on-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a specific reinsurance transaction). Typically, event-linked instruments are issued by off-shore entities and may be non-dollar denominated. As a result, the Fund may be subject to currency risk.
Often, event-linked instruments provide for extensions of maturity that are mandatory or optional at the discretion of the issuer or sponsor, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred.  An extension of maturity may increase the instrument’s volatility and potentially make it more difficult to value. In addition, pricing of event-linked instruments is subject to the added uncertainty caused by the inability to generally predict whether, when or where a natural disaster or other triggering event will occur. If a trigger event occurs, the Fund may lose all or a portion of its investment in an event-linked instrument or the notional amount of an event-linked swap. Such losses may be substantial. Event-linked instruments carry large uncertainties and major risk exposures to adverse conditions. In addition to the specified trigger events, event-linked instruments also may expose the Fund to issuer, credit, counterparty, restricted securities, liquidity, and valuation risks as well as exposures to specific geographic areas, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked instruments are generally rated below investment grade or the unrated equivalent and have the same or similar risks as high yield debt securities (also known as junk bonds) and are subject to the risk that the Fund may lose some or all of its investment in such instruments if the particular trigger occurs. Event-linked instruments may be rated by a nationally recognized statistical rating agency, but are often unrated. Frequently, the issuer of an event-linked instrument will use an independent risk model to calculate the probability and economic consequences of a trigger event.
The Fund may invest in event-linked instruments in one or more of three ways: may purchase event-linked instruments when initially offered; may purchase event-linked instruments in the secondary, over-the-counter market; or may gain indirect exposure to event-linked instruments using derivatives. As the market for event-linked instruments evolves, the Fund may invest in new types of event-linked instruments. However, there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so.

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Event-linked instruments typically are restricted to qualified institutional buyers and, therefore, are not subject to registration with the SEC or any state securities commission and are not always listed on any national securities exchange. The amount of public information available with respect to event-linked instruments is generally less extensive than that which is available for issuers of registered or exchange listed securities. There can be no assurance that future regulatory determinations will not adversely affect the overall market for event-linked instruments.

Exchange-Traded Funds (“ETFs”)
ETFs are pooled investment vehicles that trade their shares on stock exchanges at market prices (rather than net asset value) and are only redeemable from the ETF itself in large increments or in exchange for baskets of securities. As an exchange traded security, an ETF’s shares are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, a particular segment of a securities index or market sector (“Passive ETFs”), or they may be actively managed (“Active ETFs”). An investment in an ETF generally involves the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies of the ETF, such as liquidity risk, sector risk and foreign and emerging market risk, as well as risks associated with equity securities, fixed income securities, real estate investments and commodities, as applicable. In addition, a Passive ETF may fail to accurately track the market segment or index that underlies its investment objective or may fail to fully replicate its underlying index, in which case the Passive ETF’s investment strategy may not produce the intended results. The way in which shares of ETFs are traded, purchased and redeemed involves certain risks. An ETF may trade at a price that is lower than its net asset value. Secondary market trading of an ETF may result in frequent price fluctuations, which in turn may result in a loss to a Fund. Additionally, there is no guarantee that an active market for the ETF’s shares will develop or be maintained. An ETF may fail to meet the listing requirements of any applicable exchanges on which it is listed. Further, trading in an  ETF may be halted if the trading in one or more of the securities held by an ETF is halted. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV and/or being more volatile than an ETF’s underlying securities.
A Fund will indirectly bear its proportionate share of any management fees and other operating expenses of an ETF in which it invests. A Fund may pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Exchange-Traded Notes (“ETNs”)
ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.
ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.
ETNs are subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.
An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.
The market value of ETN shares may differ from that of their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

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Fixed-Income Securities
Fixed-income securities include bonds, preferred, preference and convertible securities, notes, debentures, asset-backed securities (including those backed by mortgages), loan participations and assignments, equipment lease certificates, equipment trust certificates and conditional sales contracts. Generally, issuers of fixed-income securities pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values, and values accumulate over time to face value at maturity. The market prices of fixed-income securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of fixed-income securities decline when interest rates rise and increase when interest rates fall. Fixed-income securities are subject to risk factors such as sensitivity to interest rate and real or perceived changes in economic conditions, payment expectations, credit quality, liquidity and valuation. Fixed-income securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Fixed-income securities bear the risk of principal and interest default by the issuer, which will be greater with higher yielding, lower grade securities. During an economic downturn, the ability of issuers to service their debt may be impaired. The rating assigned to a fixed-income security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and a rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. If relevant to the Fund(s) in this SAI, corporate bond ratings are described in an appendix to the SAI (see the table of contents). Preferred stock and certain other hybrid securities may pay a fixed-dividend rate, but may be considered equity securities for purposes of a Fund’s investment restrictions (see “Preferred Stock” and “Hybrid Securities”).
The fixed-income securities market has been and may continue to be negatively affected by the COVID-19 pandemic. As with other serious economic disruptions, governmental authorities and regulators initially responded to this crisis with significant fiscal and monetary policy changes, including considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity. To the extent the Fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of the Fund’s uninvested cash. In 2022, the U.S. Federal Reserve began increasing interest rates and has signaled the potential for further increases, which could expose fixed-income and related markets to heightened volatility and could cause the value of the Fund’s investments, and the Fund’s net asset value to decline, potentially suddenly and significantly, which may negatively impact the Fund’s performance. It is difficult to accurately predict the pace at which the U.S. Federal Reserve will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. During periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates.

Foreign Currency Transactions
As measured in U.S. dollars, the value of assets denominated in foreign currencies may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. If the U.S. dollar rises in value relative to a foreign currency, a security denominated in that foreign currency will be worth less in U.S. dollars. If the U.S. dollar decreases in value relative to a foreign currency, a security denominated in that foreign currency will be worth more in U.S. dollars. A devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions (see “Forward Foreign Currency Exchange Contracts,” “Option Contracts,” “Futures Contracts” and “Swap Agreements – Currency Swaps” herein). Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits.

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Foreign Investments
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, because foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements and regulatory measures comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation, currency blockage, political or social instability, or diplomatic developments, which could affect investments in those countries. If a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could also be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation. Any of these actions could adversely affect securities prices, impair the Fund’s ability to purchase or sell foreign securities, or transfer the Fund’s assets or income back to the United States, or otherwise adversely affect Fund operations. In the event of nationalization, expropriation or confiscation, the Fund could lose its entire investment in that country. The risks posed by such actions with respect to a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.
Other potential foreign market risks include exchange controls, difficulties in valuing securities, defaults on foreign government securities, and difficulties of enforcing favorable legal judgments in foreign courts. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, reinvestment of capital, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Certain economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States. Foreign countries may not have the infrastructure or resources to respond to natural and other disasters that interfere with economic activities, which may adversely affect issuers located in such countries. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. In addition, to the extent that a Fund holds such a security, one or more Fund intermediaries may decline to process customer orders with respect to such Fund unless and until certain representations are made by the Fund or the prohibited holdings are divested. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a Fund may incur losses.
The U.S. may renegotiate some or all of its global trade relationships and may impose or threaten to impose significant import tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions) could lead to price volatility and overall declines in U.S. and global investment markets. In addition, the Holding Foreign Companies Accountable Act (the “HFCAA”) could cause securities of a foreign (non-U.S.) company, including ADRs, to be delisted from U.S. stock exchanges if the company does not allow the U.S. government to oversee the auditing of its financial information. Although the requirements of the HFCAA apply to securities of all foreign (non-U.S.) issuers, the SEC has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, the Fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. The Fund may also need to seek other markets in which to transact in such securities, which could increase the Fund’s costs.
Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Pursuant to regulatory changes effective in May 2024, many U.S., Canadian, and Mexican securities transitioned to a “T+1” (trade date plus one day) settlement cycle, while securities trading in most other markets typically have longer settlement cycles. As a result, there can be potential operational, settlement and other risks for the Funds associated with differences in settlement cycles between markets. Payment for securities before delivery may be required and in some countries delayed settlements are customary, which increases the Fund’s risk of loss. The Fund generally holds its foreign securities and related cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security or any of their agents goes bankrupt. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains.
In addition, it is often more expensive to buy, sell and hold securities in certain foreign markets than in the United States. Foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. The fees paid to foreign banks and securities depositories generally are higher than those charged by  U.S. banks and depositories. The increased expense of investing in foreign markets reduces the amount earned on investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.

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Depositary receipts (including American Depositary Receipts (“ADRs”) sponsored or unsponsored and Global Depositary Receipts (“GDRs”)) are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on foreign markets, exchange risk. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are established without the participation of the issuer. As a result, available information concerning the issuer of an unsponsored depository receipt may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. Unsponsored depositary receipts may involve higher expenses, may not pass through voting or other shareholder rights and they may be less liquid.
Unless otherwise provided in the Prospectus, in determining the domicile of an issuer, the investment adviser may consider the domicile determination of the Fund’s benchmark index or a leading provider of global indexes and may take into account such factors as where the company’s securities are listed, and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.
Global economies and financial markets are interconnected, and conditions in one country, region, or market could adversely impact economic conditions, market conditions, and issuers in other countries, regions, or markets. For example, a member state’s decision to leave the European Monetary Union and/or the European Union (“EU”), or any increased uncertainty as to the status of such entities, could have significant adverse effects on global currency and financial markets, and on the values of the Fund’s investments. The United Kingdom (“UK”) left the EU on January 31, 2020 (commonly known as “Brexit”) and on December 30, 2020, the EU and UK signed the EU-UK Trade and Cooperation Agreement governing the relationship between the UK and EU. Market uncertainty remains regarding  Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are not yet fully known. Moreover, the uncertainty about the ramifications of  Brexit may cause significant volatility and/or declines in the value of the Euro and the British pound. Brexit may create additional substantial economic stresses for the UK, including price volatility in UK stocks, capital outflows, wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. Brexit may also adversely affect UK-based financial firms that have counterparties in the EU or participate in market infrastructure (trading venues, clearing houses, settlement facilities) based in the EU. Political events, including nationalist unrest in Europe, uncertainties surrounding the sovereign debt of a number of EU countries and the viability of the EU (or the euro) itself, also may cause market disruptions. If one or more countries leave the EU (and/or abandon the euro) or the  EU dissolves, the world’s securities markets likely will be significantly disrupted.
On February 1, 2022, the European Union adopted a settlement discipline regime pursuant to Central Securities Depositories Regulation (“CSDR”) that introduced new measures for the authorization and supervision of European Union Central Security Depositories. CSDR aims to reduce the number of settlement fails that occur in European Economic Area (“EEA”) central securities depositories (“CSDs”) and address settlement fails where they occur. Under the regime, among other things, EEA CSDs are required to impose cash penalties on participants that cause settlement fails and distribute these to receiving participants. The CSDR requirements apply to transactions in transferable securities (e.g., stocks and bonds), money market instruments, shares of funds and emission allowances that will be settled through an EEA CSD and are admitted to trading or traded on an EEA trading venue or cleared by an EEA central counterparty. The Fund may bear the net effect of any penalties and credits incurred under the CSDR in respect of its trading, which could increase the Fund’s expenses and adversely affect Fund performance. The investment adviser may seek reimbursement from the relevant broker, agent, or sub-adviser (if applicable), as determined by the investment adviser from time to time, although there can be no assurance that the investment adviser will seek such reimbursement or that the Fund will recover or be reimbursed for any amounts at issue.

Forward Foreign Currency Exchange Contracts
See also “Derivative Instruments and Related Risks” herein. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect against an adverse change in the relationship between currencies or to increase exposure to a particular foreign currency. Cross-hedging may be done by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of instruments denominated in a different currency (or the basket of currencies and the underlying currency). Use of a different foreign currency (for hedging or non-hedging purposes) magnifies exposure to foreign currency exchange rate fluctuations. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. The precise matching of the forward contract amounts and the value of the instruments denominated in the corresponding currencies will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that the use of currency forwards may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that currency forwards may create exposure to currencies in which the Fund’s securities are not denominated. In addition, it may not be possible to hedge against long-term currency changes.

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When a currency is difficult to hedge or to hedge against the U.S. dollar, the Fund may enter into a forward contract to sell a currency whose changes in value are generally considered to be linked to such currency. Currency transactions can result in losses if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the hedge is in place. If the Fund purchases a bond denominated in a foreign currency with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar.
Some of the forward foreign currency exchange contracts may be classified as non-deliverable forwards (“NDFs”). NDFs are cash-settled, forward contracts that may be thinly traded. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars, but may be settled in other currencies. They are often used to gain exposure to or hedge exposure to foreign currencies that are not internationally traded. NDFs may also be used to gain or hedge exposure to gold.

Forward Rate Agreements
See also “Derivative Instruments and Related Risks” herein. Under a forward rate agreement, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable. These instruments are traded in the OTC market.

Futures Contracts
See also “Derivative Instruments and Related Risks” herein. Futures contracts are standardized contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of the underlying reference instrument at a specified future date at a specified price. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the underlying asset. Upon purchasing or selling a futures contract, a purchaser or seller is required to deposit collateral (initial margin). Each day thereafter until the futures position is closed, the purchaser or seller will pay additional margin (variation margin) representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies. It is expected that other futures contracts will be developed and traded in the future. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Futures contracts are traded on exchanges or boards of trade that are licensed by the CFTC and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange or board.
Although some futures contracts call for making or taking delivery of the underlying reference instrument, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.

Hybrid Securities
Hybrid securities generally possess certain characteristics of both equity and debt securities. These securities may at times behave more like equity than debt, or vice versa. Preferred stocks, convertible securities, trust preferred securities and certain debt obligations are types of hybrid securities. The investment adviser has sole discretion to determine whether an investment has hybrid characteristics and generally will consider the instrument’s preference over the issuer’s common shares, the term of the instrument at the time of issuance and/or the tax character of the instrument’s distributions. Debt instruments with a preference over common shares and a perpetual term or a term at issuance of thirty years or more generally are considered by the investment adviser to be hybrid securities. Hybrid securities generally do not have voting rights or have limited voting rights. Because hybrid securities have both debt and equity characteristics, their values vary in response to many factors, including general market and economic conditions, issuer-specific events, changes in interest rates, credit spreads and the credit quality of the issuer, and, for convertible securities, factors affecting the securities into which they convert. Hybrid securities may be subject to redemption at the option of the issuer at a predetermined price. Hybrid securities may pay a fixed or variable rate of interest or dividends. The prices and yields of nonconvertible hybrid securities generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. If the issuer of a hybrid security experiences financial difficulties, the value of such security may be adversely affected similar to the issuer’s outstanding common stock or subordinated debt instruments. Trust preferred securities are issued by a special purpose trust that holds the subordinated debt of a company and, as such, are subject to the risks associated with such debt obligation. See also “Preferred Stock,” “Convertible Securities” and “Contingent Convertible Securities.”

Illiquid Investments
Certain investments are considered illiquid or restricted due to a limited trading market or legal or contractual restrictions on resale or transfer, or are otherwise illiquid because they cannot be sold or disposed of in seven calendar days or less under then-current market conditions without the sale or disposition significantly changing the market value of the investment. Such illiquid investments may include commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act and securities eligible for resale pursuant to Rule 144A thereunder. Rule 144A securities may increase the level of portfolio illiquidity if eligible buyers become uninterested in purchasing such securities.

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It may be difficult to sell illiquid investments at a price representing fair value until such time as the investments may be sold publicly. It also may be more difficult to determine the fair value of such investments for purposes of computing the Fund’s net asset value. Where registration is required, a considerable period of time may elapse between a decision to sell the investments and the time when the Fund would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may incur additional expense when disposing of illiquid investments, including all or a portion of the cost to register the investments. The Fund also may acquire investments through private placements under which it may agree to contractual restrictions on the resale of such investments that are in addition to applicable legal restrictions. Such restrictions might prevent the sale of such investments at a time when such sale would otherwise be desirable.
At times, a portion of the Fund’s assets may be invested in investments as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such investments. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such investments when the investment adviser believes it advisable to do so or may be able to sell such investments only at prices lower than if such investments were more widely held. It may also be more difficult to determine the fair value of such investments for purposes of computing the Fund’s net asset value. The SEC has recently proposed amendments to Rule 22e-4 under the 1940 Act (the liquidity rule) that, if adopted as proposed, would result in changes to the Fund’s liquidity classification framework and could potentially increase the percentage of the Fund’s investments deemed to be illiquid. See also “Restricted Securities.” In addition, the Fund’s operations and investment strategies may be adversely impacted if the proposed amendments are adopted.

Indexed Securities
See also “Derivative Instruments and Related Risks” herein. Indexed securities are securities that fluctuate in value with an index. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators (“reference prices”). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Indexed securities may include interest only (“IO”) and principal only (“PO”) securities, floating rate securities linked to the Cost of Funds Index (“COFI floaters”), other “lagging rate” floating securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), leveraged floating rate securities (“super floaters”), leveraged inverse floating rate securities (“inverse floaters”), dual index floaters, range floaters, index amortizing notes and various currency indexed notes. Indexed securities may be issued by the  U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities.

Inflation-Indexed (or Inflation-Linked) Bonds
Inflation-indexed bonds are fixed-income securities the principal value of which is periodically adjusted according to the rate of inflation. Inflation-indexed bonds are issued by governments, their agencies or instrumentalities and corporations. Two structures are common: The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon. The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of inflation. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore, the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the risk of changes in their yields. In certain jurisdictions outside the United States, the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements in the Consumer Price Index.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Investing in a Portfolio
The Board may discontinue the Fund’s investment in one or more Portfolios if it determines that it is in the best interest of the Fund and its shareholders to do so. In such an event, the Board would consider what action might be taken, including investing Fund assets in another pooled investment entity, instructing the investment adviser to invest Fund assets directly or retaining an investment adviser to manage Fund assets in accordance with its investment objective(s). The Fund’s investment performance and expense ratio may be affected if its investment structure is changed or if another Portfolio investor withdraws all or a portion of its investment in the Portfolio.

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Investments in the Subsidiary
The Subsidiary is organized under the laws of the Cayman Islands, and is overseen by a sole director affiliated with Eaton Vance. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The Subsidiary expects to invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, backed by a portfolio of inflation-indexed securities and other fixed-income securities and is also permitted to invest in any other investments permitted by the Fund. To the extent that the Fund invests in the Subsidiary, the Fund will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the Prospectus and this SAI.
While the Subsidiary may be operated similarly to the Fund, it is not registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to the investor protections of the 1940 Act and other  U.S. regulations. Changes in the laws of the U.S. and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and this SAI and could negatively affect the Fund and its shareholders.

Junior Loans
Due to their lower place in the borrower’s capital structure and possible unsecured status, certain loans (“Junior Loans”) involve a higher degree of overall risk than Senior Loans (described below) of the same borrower. Junior Loans may be direct loans or purchased either in the form of an assignment or a loan participation. Junior Loans are subject to the same general risks inherent in any loan investment (see “Loans” below). Junior Loans include secured and unsecured subordinated loans, as well as second lien loans and subordinated bridge loans. A second lien loan is generally second in line in terms of repayment priority and may have a claim on the same collateral pool as the first lien, or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.
Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding and may be converted into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower with an outstanding bridge loan may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. From time to time, the Fund may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Fund receives a fee.
For additional disclosure relating to investing in loans (including Junior Loans), see “Loans” below.

Liquidity or Protective Put Agreements
See also “Derivative Instruments and Related Risks” herein. The Fund may enter into a separate agreement with the seller of an instrument or some other person granting the Fund the right to put the instrument to the seller thereof or the other person at an agreed upon price. Interest income generated by certain municipal bonds with put or demand features may be taxable.

Loans
Loans may be primary, direct investments or investments in loan assignments or participation interests. A loan assignment represents a portion or the entirety of a loan and a portion of the entirety of a position previously attributable to a different lender. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement and has the same rights and obligations as the assigning investor. However, assignments through private negotiations may cause the purchaser of an assignment to have different and more limited rights than those held by the assigning investor. Loan participation interests are interests issued by a lender or other entity and represent a fractional interest in a loan. The Fund typically will have a contractual relationship only with the financial institution that issued the participation interest. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the financial institution and only upon receipt by such entity of such payments from the borrower. In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other investors through set-off against the borrower and the Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation interest. As a result, the Fund may assume the credit risk of both the borrower and the financial institution issuing the participation interest. In the event of the insolvency of the entity issuing a participation interest, the Fund may be treated as a general creditor of such entity.
Loans may be originated by a lending agent, such as a financial institution or other entity, on behalf of a group or “syndicate” of loan investors (the “Loan Investors”). In such a case, the agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to pursue appropriate remedies against the borrower.

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Loan investments may be made at par or at a discount or premium to par. The interest payable on a loan may be fixed or floating rate, and paid in cash or in-kind. In connection with transactions in loans, the Fund may be subject to facility or other fees. Loans may be secured by specific collateral or other assets of the borrower, guaranteed by a third party, unsecured or subordinated. During the term of a loan, the value of any collateral securing the loan may decline in value, causing the loan to be under  collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under the loan. In addition, if a loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.
A lender’s repayment and other rights primarily are determined by governing loan, assignment or participation documents, which (among other things) typically establish the priority of payment on the loan relative to other indebtedness and obligations of the borrower. A borrower typically is required to comply with certain covenants contained in a loan agreement between the borrower and the holders of the loan. The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, and the nature of the collateral securing the loan. Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event covenants are breached. The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants. Loans to entities located outside of the  U.S. (including to sovereign entities) may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks. In the event of bankruptcy, applicable law may impact a lender’s ability to enforce its rights. The Fund may have difficulties and incur expense enforcing its rights with respect to non-U.S. loans and such loans could be subject to bankruptcy laws that are materially different than in the U.S. Sovereign entities may be unable or unwilling to meet their obligations under a loan due to budgetary limitations or economic or political changes within the country.
Investing in loans involves the risk of default by the borrower or other party obligated to repay the loan. In the event of insolvency of the borrower or other obligated party, the Fund may be treated as a general creditor of such entity unless it has rights that are senior to that of other creditors or secured by specific collateral or assets of the borrower. Fixed-rate loans are also subject to the risk that their value will decline in a rising interest rate environment. This risk  is mitigated for floating-rate loans, where the interest rate payable on the loan resets periodically by reference to a base lending rate. The base lending rate historically was the London Interbank Offered Rate (LIBOR), the U.S. federal funds rate, the prime rate or other base lending rates used by commercial lenders.
The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of the borrower or other entity obligated to repay a loan. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any collateral or other assets securing the loan or acquired as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any collateral or other assets so acquired; and (iii) taking such other actions (including, but not limited to, payment of operating or similar expenses relating to the collateral) as the investment adviser may deem appropriate to reduce the likelihood or severity of loss on the Fund’s investment and/or maximize the return on such investment. The Fund will incur additional expenditures in taking protective action with respect to loans in (or anticipated to be in) default and assets securing such loans. In certain circumstances, the Fund may receive equity or equity-like securities from a borrower to settle the loan or may acquire an equity interest in the borrower. Representatives of the Fund also may join creditor or similar committees relating to loans.
Lenders can be sued by other creditors and the debtor and its shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund’s security interest in any loan collateral or subordinate the Fund’s rights under the loan agreement to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund’s security interest in loan collateral. If any of these events occur, the Fund’s performance could be negatively affected.
Interests in loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many loans. As described below, a secondary market exists for many Senior Loans, but it may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in loans to or acquire them from the Fund or may be intermediate participants with respect to loans in which the Fund owns interests. Such banks may also act as agents for loans held by the Fund.
To the extent that legislation or state or U.S. federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of loans.

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For additional disclosures relating to Junior and Senior Loans, see “Junior Loans” and “Senior Loans” herein.
Lower Rated Investments
Lower rated investments (commonly referred to as “junk”) are of below investment grade quality and generally provide greater income potential and/or increased opportunity for capital appreciation than higher quality investments but they also typically entail greater potential price volatility and principal and income risk. Lower rated investments are regarded as predominantly speculative with respect to the entity’s continuing ability to make timely principal and interest payments. Also, their yields and market values may fluctuate more than higher rated investments. Fluctuations in value do not affect the cash income from lower rated investments, but are reflected in the Fund’s net asset value. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower rated and unrated investments to be less creditworthy. The secondary market for lower rated investments may be less liquid than the market for higher grade investments and may be more severely affected than other financial markets by economic recession or substantial interest rate increases, changing public perceptions, or legislation that limits the ability of certain categories of financial institutions to invest in lower rated investments.

Master Limited Partnerships (“MLPs”)
MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors. Individuals and certain other non-corporate entities, such as partnerships, are generally allowed a deduction for 20% of “qualified publicly traded partnership income” such as income from MLPs. However, the law does not include any provision for a RIC to pass the character of its qualified publicly traded partnership income through to its shareholders. As a result, an investor who invests directly in MLPs will be able to receive the benefit of that deduction, while a shareholder of the Fund will not.

Money Market Instruments
Money market instruments include short term, high quality, U.S. dollar denominated instruments such as commercial paper, certificates of deposit and bankers’ acceptances issued by  U.S. or foreign banks, and Treasury bills and other obligations with a maturity of one year or less, including those issued or guaranteed by U.S. Government agencies and instrumentalities. See “U.S. Government Securities” below. Certificates of deposit or time deposits are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.
The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the  U.S. and generally will be subject to the risks associated with the holding of such property overseas. Various provisions of U.S. law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. The obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by U.S. federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.
Money market instruments are often acquired directly from the issuers thereof or otherwise are normally traded on a  net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; adverse economic, political or other developments affecting domestic issuers of money market securities; changes in the credit quality of issuers; and default by a counterparty. These securities may be subject to U.S.  federal income, state income and/or other taxes. Instead of investing in money market instruments directly, the Fund may invest in an affiliated or unaffiliated money market fund. A low or negative interest rate environment could, and a prolonged low or negative interest rate environment is likely to, result in negative rates on investments in money market funds and similar cash management products. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective(s) and other policies.
Money market funds and the securities in which they invest are subject to comprehensive regulations. The SEC has adopted amendments to money market fund regulation that, among other things, increase the daily and weekly liquid asset requirements; require certain money market funds to impose discretionary and mandatory liquidity fees; and permit government money market funds that are experiencing a negative gross yield as a result of negative interest rates to either convert from a stable share price to a floating share price or reduce the number of shares outstanding (e.g., through a reverse stock split) to maintain a stable net asset value per share, subject to certain board determinations and disclosures to shareholders. The SEC and other government agencies continue to review the regulation of money market funds and may implement additional regulatory changes in the future. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds, including the money market funds in which the Fund may invest.

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Mortgage-Backed Securities (“MBS”)
MBS are “pass through” securities, meaning that a pro rata share of regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder. MBS may include conventional mortgage pass through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped securities (described herein), floating rate mortgage-backed securities and certain classes of multiple class CMOs. MBS pay principal to the holder over their term, which differs from other forms of debt securities that normally provide for principal payment at maturity or specified call dates. MBS are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, investments in MBS involve certain specific risks, including the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes, and the effects of prepayments on mortgage cash flows and that any guarantee or other structural feature, if present, is insufficient to enable the timely payment of interest and principal on the MBS. Although certain MBS are guaranteed as to timely payment of interest and principal by a government-sponsored enterprise, the market price for such securities is not guaranteed and will fluctuate. Certain MBS may be purchased on a when-issued basis subject to certain limitations and requirements.
There are currently four types of  MBS: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”); (2) those issued by private issuers that represent an interest in or are collateralized by pass through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; (3) those issued by the U.S. Government or one of its agencies or instrumentalities without a government guarantee, such as credit risk transfer bonds; and (4) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass through securities without a government guarantee but that usually have some form of private credit enhancement. Privately issued MBS are structured similar to GNMA, FNMA and FHLMC MBS, and are issued by originators of, or investors in, mortgage loans, including depositary institutions, mortgage banks and special purpose subsidiaries of the foregoing.
GNMA Certificates and FNMA Mortgage-Backed Certificates are MBS representing part ownership of a pool of mortgage loans. GNMA loans (issued by lenders such as mortgage bankers, commercial banks and savings and loan associations) are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers, and packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government; however, they are supported by the right of FNMA to borrow from the U.S. Treasury Department.
FHLMC, a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates (“PCs”) representing undivided interest in FHLMC’S mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly “conventional” mortgages rather than mortgages insured or guaranteed by a U.S. federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates.
While it is not possible to accurately predict the life of a particular issue of  MBS, the actual life of any such security is likely to be substantially less than the final maturities of the mortgage loans underlying the security. This is because unscheduled early prepayments of principal on MBS will result from the prepayment, refinancings or foreclosure of the underlying mortgage loans in the mortgage pool. Prepayments of MBS may not be able to be reinvested at the same interest rate. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, MBS are less effective than other types of obligations as a means of “locking-in” attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of MBS may have a comparable risk of decline in market value during periods of rising interest rates. If MBS are purchased at a premium above their par value, a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment. If MBS have been purchased at a discount from their par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current returns and will accelerate the recognition of income, which, when distributed to Fund shareholders, will be taxable as ordinary income.

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Mortgage Dollar Rolls
In a mortgage dollar roll, the Fund sells MBS for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) MBS on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the MBS. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sales. Cash proceeds may be invested in instruments that are permissible investments for the Fund. The use of mortgage dollar rolls is a speculative technique involving leverage. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or permissible liquid assets earmarked or in a segregated account to secure the obligation for the forward commitment to buy MBS, or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction.

Municipal Lease Obligations (“MLOs”)
An MLO is a bond that is secured by lease payments made by the party, typically a state or municipality, leasing the facilities (e.g., schools or office buildings) that were financed by the bond. Such lease payments may be subject to annual appropriation or may be made only from revenues associated with the facility financed. In other cases, the leasing state or municipality is obligated to appropriate funds from its general tax revenues to make lease payments as long as it utilizes the leased property. MLOs, like other municipal debt obligations, are subject to the risk of non-payment. Although MLOs do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations may be secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A certificate of participation (also referred to as a “participation”) in a municipal lease is an instrument evidencing a pro rata share in a specific pledged revenue stream, usually lease payments by the issuer that are typically subject to annual appropriation. The certificate generally entitles the holder to receive a share, or participation, in the payments from a particular project.
MLOs and participations therein represent a type of financing that may not have the depth of marketability associated with more conventional securities and, as such, they may be less liquid than conventional securities. Certain MLOs may be deemed illiquid for the purpose of the Fund’s limitation on investments in illiquid investments.
The ability of issuers of MLOs to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among U.S. federal, state and local governmental units. Such non-payment would result in a reduction of income from and value of the obligation. Issuers of  MLOs might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of MLOs could experience delays and limitations with respect to the collection of principal and interest on such MLOs and may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer’s obligations on such securities or otherwise incur costs to protect its rights, which may increase the Fund’s operating expenses and adversely affect the net asset value of the Fund. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Fund would not have the right to take possession of the assets. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

Municipal Obligations
Municipal obligations include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. Certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Some bonds may pay interest at a variable or floating rate. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation. Municipal obligations also include trust certificates representing interests in municipal securities held by a trustee. The trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities.
In general, there are three categories of municipal obligations, the interest on which is exempt from U.S. federal income tax and is not a tax preference item for purposes of the  AMT: (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986, which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for U.S. federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.
Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular U.S. federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item that could subject the recipient to or increase the recipient’s liability for the  AMT.

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The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.
Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many lower rated bonds provide additional security in the form of a debt service reserve fund that may also be used to make principal and interest payments on the issuer’s obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution. Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity that owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue. The Fund may on occasion acquire revenue bonds that carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time. Investing in revenue bonds may involve (without limitation) the following risks.
Hospital bond ratings are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels. A hospital’s income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.
Education-related bonds are comprised of two types: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and U.S. federal funding, or changes in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Student loan revenue bonds are generally offered by state (or sub-state) authorities or commissions and are backed by pools of student loans.  Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students that may be supported by reserves or other forms of credit enhancement. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in U.S. federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued  U.S. federal interest and other program subsidies currently in effect.
Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.
Industrial development bonds (“IDBs”) are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.
Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

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Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snow pack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and U.S. federal environmental mandates are challenges faced by issuers of water and sewer bonds.
The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status. There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been instances of defaults and bankruptcies involving municipal obligations that were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any real estate, facilities or other assets so acquired; and (iii) taking such other actions as the adviser (including, but not limited to, payment of operating or similar expenses of the underlying project) may deem appropriate to reduce the likelihood or severity of loss on the fund’s investment. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.
Historically, municipal bankruptcies have been rare and certain provisions of the  U.S. Bankruptcy Code governing such bankruptcy are unclear. Further, the application of state law to municipal obligation issuers could produce varying results among the states or among municipal obligation issuers within a state. These uncertainties could have a significant impact on the prices of the municipal obligations in which the Fund invests. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. Developments such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation can affect municipal obligations in the same sector. As the similarity in issuers of municipal obligations held by the Fund increases, the potential for fluctuations in the Fund’s share price also may increase.
The Commonwealth of Puerto Rico and its related issuers have faced and are currently experiencing financial difficulties, including persistent government budget deficits,  underfunded public pension benefit obligations, underfunded government retirement systems, sizable debt service obligations and a high unemployment rate. Several rating agencies have downgraded a number of securities issued in Puerto Rico to below investment-grade, and Puerto Rico has previously missed payments on its general obligation debt. As a result of Puerto Rico’s fiscal challenges, it entered into a process analogous to a bankruptcy proceeding in U.S. courts. In March 2022, Puerto Rico received court approval to be released from bankruptcy through a large restructuring of its  U.S. municipal debt. The restructuring was recommended by an oversight board, an unelected body that shares power with elected officials, that is federally mandated to oversee Puerto Rico’s finances. Pursuant to U.S. federal law, the oversight board will remain intact and can only disband after Puerto Rico experiences four consecutive years of balanced budgets. Further legislation by the U.S. Congress, or actions by the oversight board established by the Puerto Rico Oversight, Management, and Economic Stability Act, among other factors, could have a negative impact on the marketability, liquidity, or value of certain investments held by the Fund and could reduce the Fund’s performance.
In addition, Puerto Rico has faced significant out-migration relating to its economic difficulties, eroding the Commonwealth’s economic base and creating additional further uncertainty regarding its ability to meet its future repayment obligations. The Puerto Rican constitution prioritizes general obligation bonds over revenue bonds, so that all tax revenues, even those pledged to revenue bondholders, can be applied first to general obligation bonds and other Commonwealth-guaranteed debt if other revenues are insufficient to satisfy such obligations.
The secondary market for some municipal obligations issued within a state (including issues that are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

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Municipal obligations that are rated below investment grade but that, subsequent to the assignment of such rating, are backed by escrow accounts containing  U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment. Defaulted obligations are denoted in the “Portfolio of Investments” in the “Financial Statements” included in the Fund’s reports to shareholders.
The yields on municipal obligations depend on a variety of factors, including purposes of the issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody’s, S&P and  Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate, and in the case of insurers, other factors including the claims-paying ability of such insurer. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Fund will be affected by such changes.

Operational Risk
The Fund’s service providers, including the investment adviser, may experience disruptions or operating errors that could negatively impact the Fund. Disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect the Fund’s ability to conduct business, in particular if the Fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. While service providers are expected to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from the Fund’s in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. It also is not possible for Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. To the extent the investment adviser or other service providers use or rely on proprietary and/or third-party technology and data, such uses are subject to operational risks associated with processing or human errors, systems or technology failures, cyber attacks, and errors caused by third party service providers and data sources. Additionally, legal and regulatory changes, such as those related to information privacy and data protection, may have an impact on the use of existing or emerging technologies, and may impact the investment adviser and the Fund. These and other operational risks could impede the Fund’s ability to effectively implement its investment strategy.

Option Contracts
See also “Derivative Instruments and Related Risks” herein. An option contract is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the reference instrument (or the cash) upon payment of the exercise price or to pay the exercise price upon delivery of the reference instrument (or the cash). Upon exercise of an index option, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. Options may be “covered,” meaning that the party required to deliver the reference instrument if the option is exercised owns that instrument (or has set aside sufficient assets to meet its obligation to deliver the instrument). Options may be listed on an exchange or traded in the OTC market. In general, exchange-traded options have standardized exercise prices and expiration dates and may require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to counterparty risk. The ability of the Fund to transact business with any one or any number of counterparties, the lack of any independent evaluation of the counterparties or their financial capabilities, and the absence of a regulated market to facilitate settlement, may increase the potential for losses to the Fund. OTC options also involve greater liquidity risk. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes limited. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. Derivatives on economic indicators generally are offered in an auction format and are booked and settled as OTC options. Options on futures contracts are discussed herein under “Futures Contracts.”
If a written option expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If a purchased option expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, reference instrument, exercise price, and expiration). A capital gain will be realized from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a capital loss will be realized. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, the current market price of the reference instrument in relation to the exercise price of the option, the volatility of the reference instrument, and the time remaining until the expiration date. There can be no assurance that a closing purchase or sale transaction can be consummated when desired.

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Straddles are a combination of a call and a put written on the same reference instrument. Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open or close. In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.
The writer of an option has no control over the time when it may be required to fulfill its obligation under the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying reference instrument at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose the premium it paid for the option. Furthermore, if trading restrictions or suspensions are imposed on options markets, the Fund may be unable to close out a position.
Options positions are marked to market daily. The value of options is affected by changes in the value and dividend rates of the securities underlying the option or represented in the index underlying the option, changes in interest rates, changes in the actual or perceived volatility of the relevant index or market and the remaining time to the options’ expiration, as well as trading conditions in the options market. The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that would not be reflected concurrently in the options markets.

Option Strategy
The Fund implements the Option Strategy or Enhancement Strategy, as further described under “Investment Objective & Principal Policies and Risks” in the Prospectus, whereby it writes a series of call and put option spread combinations on the S&P 500® Composite Stock Price Index (S&P 500® Index) and/or a proxy for the S&P 500® Index (such as  SPDR Trust Series I units (SPDRs)).

Participation in the ReFlow Liquidity Program
The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at  ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the  ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s investment objective, policies or anticipated performance. In accordance with U.S.  federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will purchase Class I shares (or, if applicable Class A shares) at net asset value and will not be subject to any sales charge (in the case of Class A shares), investment  minimum or redemption fee applicable to such shares. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s redemption-in-kind policies described under “Redeeming Shares” in the Prospectus. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the two round-trips within 90 days limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the Prospectus. The investment adviser believes that the program assists in stabilizing the Fund’s net assets to the benefit of the Fund and its shareholders. To the extent the Fund’s net assets do not decline, the investment adviser may also benefit. From time to time  ReFlow may pledge fund shares as collateral in connection with its borrowings from third-party lenders.

Pooled Investment Vehicles
The Fund may invest in pooled investment vehicles including other open-end or closed-end investment companies affiliated or unaffiliated with the investment adviser, exchange-traded funds (described herein) and other collective investment pools in accordance with the requirements of the 1940 Act, and the rules, regulations and interpretations thereunder. Closed-end investment company securities are usually traded on an exchange. The demand for an exchange-traded closed-end fund’s securities is independent of the demand for the underlying portfolio assets, and accordingly, such securities can trade at a discount from, or a premium over, their net asset value. The Fund generally will indirectly bear its proportionate share of any management fees paid by a pooled investment vehicle in which it invests in addition to the investment advisory fee paid by the Fund.

Portfolio Turnover
A change in the securities held by the Fund is known as “portfolio turnover” and generally involves expense to the Fund, including brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income to taxable shareholders. The Fund’s portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities — excluding securities whose  maturities at acquisition were one year or less. The Fund’s portfolio turnover rate is not a limiting factor when the investment adviser considers a change in the Fund’s portfolio holdings. The portfolio turnover rate(s) of the Fund for recent fiscal periods is included in the Financial Highlights in the Prospectus.

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Preferred Stock
Preferred stock represents an equity interest in a corporation, company or trust that has a higher claim on the assets and earnings than common stock. Preferred stock usually has limited voting rights. Preferred stock involves credit risk, which is the risk that a preferred stock will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. A company’s preferred stock generally pays dividends after the company makes the required payments to holders of its bonds and other debt instruments but before dividend payments are made to common stockholders. However, preferred stock may not pay scheduled dividends or dividends payments may be in arrears. The value of preferred stock may react more strongly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects. Certain preferred stocks may be convertible to common stock. See “Convertible Securities” and “Contingent Convertible Securities.” Preferred stock may be subject to redemption at the option of the issuer at a predetermined price. In the event of redemption, a Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities, and  U.S. government securities. Because they may make regular income payments, preferred stocks may be considered fixed-income securities for purposes of a Fund’s investment restrictions.

Real Estate Investments
Real estate investments, including real estate investment trusts (“REITs”), are sensitive to factors, such as changes in: real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have a magnified effect to the extent that investments concentrate in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates. By investing in REITs, the Fund indirectly will bear REIT expenses in addition to its own expenses.
Private REITs are unlisted, which may make them difficult to value and less liquid. Moreover, private REITs are generally exempt from 1933 Act registration and, as such, the amount of public information available with respect to private REITs may be less extensive than that available for publicly traded REITs. Shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers. REITs are also subject to credit, market, liquidity and interest rate risks.
Individuals and certain other non-corporate entities, such as partnerships, are generally allowed a deduction for 20% of qualified REIT dividends. A RIC may pass the character of its qualified REIT dividends through to its shareholders provided certain holding period requirements are met. See “Taxes” for additional information.
REITs may issue debt securities to fund their activities. The value of these debt securities may be affected by changes in the value of the underlying property owned by the REIT, the creditworthiness of the REIT, interest rates, and tax and regulatory requirements, among other things.

Regulatory and Legal Risk
U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by a Fund, the strategies used by a Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders. For example, the SEC recently adopted amendments to rules related to fund names and related strategies, which will result in costs to some funds in amending their names and/or strategies accordingly. In addition, a rapidly expanding or otherwise more aggressive regulatory environment may impose greater costs on all sectors and on financial services companies in particular.

Repurchase Agreements
Repurchase agreements involve the purchase of a security coupled with an agreement to resell at a specified date and price. In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. The Fund bears the risk of a counterparty’s failure to meet its obligation to pay the repurchase price when it is required to do so. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights thereto; (ii) possible reduced levels of income and lack of access to income during this period; and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement. Entering into repurchase agreements entails additional risks, which include the risk that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Repurchase agreements maturing in more than seven days that the investment adviser believes may not be terminated within seven days at approximately the amount at which the Fund has valued the agreements are considered illiquid securities. Unless the Prospectus states otherwise, the terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

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Residual Interest Bonds
The Fund may invest in residual interest bonds in a trust that holds municipal securities (a “Tender Option Bond trust” or “TOB trust”). The interest rate payable on a residual interest bond (which may be reset periodically by a Dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index) bears an inverse relationship to the interest rate on another security issued by the TOB trust. Because changes in the interest rate on the other security inversely affect the interest paid on the residual interest bond, the value and income of a residual interest bond is generally more volatile than that of a fixed rate bond. Residual interest bonds have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Residual interest bonds have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. While residual interest bonds expose the Fund to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to the Fund’s restrictions on borrowings.
Under certain circumstances, the Fund may enter into a so-called shortfall and forbearance agreement relating to a residual interest bond held by the Fund. Such agreements commit the Fund to reimburse the difference between the liquidation value of the underlying security (which is the basis of the residual interest bond) and the principal amount due to the holders of the floating rate security issued in conjunction with the residual interest bond upon the termination of the TOB trust issuing the residual interest bond. Absent a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. If the Fund chooses not to enter into such an agreement, the residual interest bond could be terminated and the Fund could incur a loss. The Fund’s investments in residual interest bonds and similar securities described in the Prospectus and this SAI will not be considered borrowing for purposes of the Fund’s restrictions on borrowing described herein and in the Prospectus.
On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs as such programs were commonly structured prior to the effective date of the Volcker Rule and (ii) continuing relationships with or services for existing residual interest bond programs. In response to the Volcker Rule, industry participants developed alternative structures for residual interest bond programs in which service providers may be engaged to assist with establishing, structuring and sponsoring the programs. The service providers, such as administrators, liquidity providers, trustees and  remarketing agents act at the direction of, and as agent of, the Fund holding the residual interests. In addition, the Fund, rather than a bank entity, may act as the sponsor of the TOB trust and undertake certain responsibilities that previously belonged to the sponsor bank. Although the Fund may use third-party service providers to complete some of these additional responsibilities, sponsoring a TOB trust may give rise to certain additional risks, including compliance, securities law and operational risks.

Restricted Securities
Restricted securities cannot be sold to the public without registration under the 1933 Act. Unless registered for sale, restricted securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities may be considered illiquid and subject to the Fund’s limitation on illiquid securities.
Restricted securities may involve a high degree of business and financial risk which may result in substantial losses. The securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund. The Fund may invest in restricted securities, including securities initially offered and sold without registration pursuant to Rule 144A (“Rule 144A Securities”) and securities of  U.S. and non-U.S. issuers initially offered and sold outside the United States without registration with the SEC pursuant to Regulation S (“Regulation S Securities”) under the 1933 Act. Rule 144A Securities and Regulation S Securities generally may be traded freely among certain qualified institutional investors, such as the Fund, and non-U.S. persons, but resale to a broader base of investors in the United States may be permitted only in much more limited circumstances.
The Fund also may purchase restricted securities that are not eligible for resale pursuant to Rule 144A or Regulation S. The Fund may acquire such securities through private placement transactions, directly from the issuer or from security holders, generally at higher yields or on terms more favorable to investors than comparable publicly traded securities. However, the restrictions on resale of such securities may make it difficult for the Fund to dispose of them at the time considered most advantageous and/or may involve expenses that would not be incurred in the sale of securities that were freely marketable. Risks associated with restricted securities include the potential obligation to pay all or part of the registration expenses in order to sell certain restricted securities. A considerable period of time may elapse between the time of the decision to sell a security and the time the Fund may be permitted to sell it under an effective registration statement and/or after an applicable waiting period. If adverse conditions were to develop during this period, the Fund might obtain a price that is less favorable than the price that was prevailing at the time it decided to sell. See also “Illiquid Investments.”

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Reverse Repurchase Agreements
Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. The Fund may enter into a reverse repurchase agreement for various purposes, including, but not limited to, when it is able to invest the cash acquired at a rate higher than the cost of the agreement or as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets. In a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the value of the Fund. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Rights and Warrants
See also “Derivative Instruments and Related Risks” herein. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are typically issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants.)

Royalty Bonds
Royalty bonds include debt securities collateralized by pharmaceutical royalty interests (“Royalty Bonds”). Pharmaceutical royalty streams are created when the owner of a patent on a pharmaceutical product licenses the discovery to a larger commercial entity for further development, while maintaining a royalty interest on future sales of the product. Royalty Bonds are created when the royalty owner borrows against the royalty stream by issuing debt collateralized by the royalty. Royalty Bond investors receive interest and principal payments collateralized and funded by the stream of royalty payments. Royalty Bonds are typically offered in a private placement pursuant to Section 4(a)(2) of the 1933 Act and are restricted as to resale.
Because Royalty Bonds are restricted securities and because of the proprietary nature of the underlying pharmaceutical product licenses, it may take longer to liquidate Royalty Bond positions than would be the case for other securities. Royalty Bonds are also subject to the industry risks associated with health sciences companies.

Securities Lending
The Fund may lend its portfolio securities to major banks, broker-dealers and other financial institutions in compliance with the 1940 Act. No lending may be made with any companies affiliated with the investment adviser. These loans earn income and are collateralized by cash, securities or letters of credit. The Fund may realize a loss if it is not able to invest cash collateral at rates higher than the costs to enter into the loan. The Fund invests cash collateral in an unaffiliated money market fund that operates in compliance with the requirements of Rule 2a-7 under the 1940 Act and seeks to maintain a stable $1.00 net asset value per share. When the loan is closed, the lender is obligated to return the collateral to the borrower. The lender could suffer a loss if the value of the collateral is below the market value of the borrowed securities or if the borrower defaults on the loan. The lender may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. The investment adviser will use its reasonable efforts to instruct the securities lending agent to terminate loans and recall securities with voting rights so that the securities may be voted in accordance with the Fund’s proxy voting policy and procedures. See “Taxes” for information on the tax treatment of payments in lieu of dividends received pursuant to securities lending arrangements.

Senior Loans
Senior Loans are loans that are senior in repayment priority to other debt of the borrower. Senior Loans generally pay interest that floats, adjusts or varies periodically based on benchmark indicators, specified adjustment schedules or prevailing interest rates. Senior Loans are often secured by specific assets or “collateral,” although they may not be secured by collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”), generally referred to as a “syndicate.” The Agent typically administers and enforces the Senior Loan on behalf of the Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of, a Senior Loan. Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein.

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Loan Collateral. Borrowers generally will, for the term of the Senior Loan, pledge collateral to secure their obligation. In addition, Senior Loans may be guaranteed by or secured by assets of the borrower’s owners or affiliates. During the term of the Senior Loan, the value of collateral securing the Loan may decline in value, causing the Loan to be under-collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under a Senior Loan. In addition, if a Senior Loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.
Fees. The Fund may receive a facility fee when it buys a Senior Loan, and pay a facility fee when it sells a Senior Loan. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower or an amendment fee.
Loan Administration. In a typical Senior Loan, the Agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the Agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to use appropriate remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve the risk of fraud by the borrower. It is unclear whether an investment in a Senior Loan offers the securities law protections against fraud and misrepresentation.
A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving other Interposed Persons (as defined below), similar risks may arise.
Additional Information. The Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. While such investments may provide opportunities for enhanced income as well as capital appreciation, they generally involve greater risk and may be considered speculative. The Fund may from time to time participate in ad-hoc committees formed by creditors to negotiate with the management of financially troubled borrowers. The Fund may incur legal fees as a result of such participation. In addition, such participation may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund also may expose the Fund to potential liabilities under bankruptcy or other laws governing the rights of creditors and debtors. The Fund will participate in such committees only when the investment adviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of a Senior Loan held by the Fund.
In some instances, other accounts managed by the investment adviser may hold other securities issued by borrowers the Senior Loans of which may be held by the Fund. These other securities may include, for example, debt securities that are subordinate to the Senior Loans held by the Fund, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the borrower deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the borrower’s Senior Loans. In such cases, the investment adviser may owe conflicting fiduciary duties to the Fund and other client accounts. The investment adviser will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases, certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment adviser’s client accounts collectively held only a single category of the issuer’s securities. See “Potential Conflicts of Interest.”
The Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Fund’s investment policies.
The Fund will generally acquire participations only if the Loan Investor selling the participation, and any other persons interpositioned between the Fund and the Loan Investor (an “Interposed Person”), at the time of investment, has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by S&P or Baa or P- 3 or higher by Moody’s or comparably rated by another nationally recognized statistical ratings organization) or determined by the investment adviser to be of comparable quality.
For additional disclosure relating to investing in loans (including Senior Loans), see “Loans” above.

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Short Sales
Short sales are transactions in which a party sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the party must borrow the security to make delivery to the buyer. When the party is required to return the borrowed security, it typically will purchase the security in the open market. The price at such time may be more or less than the price at which the party sold the security. Until the security is replaced, the party is required to repay the lender any dividends or interest, which accrues during the period of the loan. To borrow the security, it also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Transaction costs are incurred in effecting short sales. A short seller will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which it replaces the borrowed security. A gain will be realized if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the short seller may be required to pay, if any, in connection with a short sale. Short sales may be “against the box” or uncovered. In a short sale “against the box,” at the time of the sale, the short seller owns or has the immediate and unconditional right to acquire the identical security at no additional cost. In an uncovered short sale, the short seller does not own the underlying security and, as such, losses from uncovered short sales may be significant. Further, if other short positions of the same security are closed out at the same time, a “short squeeze” can occur where demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price. The Fund may sell short securities representing an index or basket of securities whose constituents the Fund holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Fund.

Short-Term Trading
Fixed-income securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, such a security may be sold and another purchased at approximately the same time to take advantage of what is believed to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.

Significant Exposure to Health Sciences Companies
Because the Fund may invest a significant portion of its assets in pharmaceutical, biotechnology, life sciences, and health care equipment and services companies, the value of Fund shares may be affected by developments that adversely affect such companies and may fluctuate more than that of a fund that invests more broadly. Many health sciences companies are subject to substantial governmental regulations that can affect their prospects. Changes in governmental policies, such as reductions in the funding of third-party payment programs, may have a material effect on the demand for particular health care products and services. Regulatory approvals (often entailing lengthy application and testing procedures) are also generally required before new drugs and certain medical devices and procedures may be introduced. Many of the products and services of companies engaged in medical research and health care are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, such products are subject to risks such as the appearance of toxic effects following commercial introduction and manufacturing difficulties. The enforcement of patent, trademark and other intellectual property laws will affect the value of many such companies. Health sciences companies include companies that offer limited products or services or that are at the research and developmental stage with no marketable or approved products or technologies.

Significant Exposure to Smaller Companies
The investment risk associated with smaller companies is higher than that normally associated with larger, more established companies due to the greater business risks associated with small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger companies. The securities of small companies are often traded only over-the-counter and may not be traded in the volumes typical of trading on a national securities exchange. As a result, stocks of smaller companies are often more volatile than those of larger companies, which are often traded on a national securities exchange, may be more difficult and may take longer to liquidate at fair value than would be the case for the publicly traded securities of a large company.

Significant Exposure to Utilities and Financial Services Sectors
Because the Fund may invest a significant portion of its assets in the utilities and financial services sectors, the value of Fund shares may be affected by events that adversely affect those sectors and may fluctuate more than that of a fund with broader exposure. The utilities sector includes companies engaged in the manufacture, production, generation, transmission, sale and distribution of water, gas and electric energy. Companies in the financial services sector include, for example, commercial banks, savings and loan associations, brokerage and investment companies, insurance companies, and consumer and industrial finance companies. Companies in the utilities sector may be sensitive to changes in interest rates and other economic conditions, governmental regulation, uncertainties created by deregulation, power shortages and surpluses, the price and availability of fuel, environmental protection or energy conservation practices, the level and demand for services, and the cost and potential business disruption of technological developments. Companies in the financial services sector are also subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

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Stripped Securities
Stripped Securities (“Strips”) may be issued by the U.S. Government, its agencies or instrumentalities, and may also be issued by private originators or investors, including depository institutions, banks, investment banks and special purpose subsidiaries of these entities. Strips are usually structured with classes that receive different proportions of the interest and principal distributions from an underlying asset or pool of underlying assets. Strips are particularly sensitive to changes in interest rates, which may impact the frequency of principal payments (including prepayments) on the underlying assets or pool of underlying assets. Some structures may have a class that receives only interest from the underlying assets, an interest-only (“IO”) class, while another class may receive only principal, a principal-only (“PO”) class. IO and PO Strips may be purchased for their return and/or hedging characteristics. Because of their structure, IO Strips may move differently than typical fixed-income securities in relation to changes in interest rates. IO Strips tend to decrease in value if prepayments are greater than anticipated and increase in value if prepayments are less than anticipated. Conversely, PO Strips tend to increase in value if prepayments are greater than anticipated and decline if prepayments are less than anticipated. While the  U.S. Government or its agencies or instrumentalities may guarantee the full repayment of principal on Strips they issue, repayment of interest is guaranteed only while the underlying assets or pools of assets are outstanding. To the extent the Fund invests in Strips, rapid changes in the rate of prepayments may have an adverse effect on the Fund’s performance. In addition, the secondary market for Strips may be less liquid than that for other securities. Certain Strips may also present certain operational and/or valuation risks.

Structured Notes
See also “Derivative Instruments and Related Risks” herein. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes and indexed securities may entail a greater degree of market risk than other types of investments because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Swap Agreements
See also “Derivative Instruments and Related Risks” herein. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
Whether the use of swap agreements will be successful will depend on the investment adviser’s ability to predict correctly whether certain types of reference instruments are likely to produce greater returns than other instruments. Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days. The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund under the swap). Developments in the swaps market, including government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements, as well as to participate in swap agreements in the future. If there is a default by the counterparty to a swap, the Fund will have contractual remedies pursuant to the swap agreement, but any recovery may be delayed depending on the circumstances of the default. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain criteria. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference instrument has declined.
The swaps market was largely unregulated prior to the enactment of the Dodd-Frank Act, which was enacted in 2010 in response to turmoil in the financial markets and other market events. Among other things, the Dodd-Frank Act sets forth a new regulatory framework for certain OTC derivatives, such as swaps, in which the Fund may invest. The  Dodd-Frank Act requires many swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported.   In addition, many market participants are now regulated as swap dealers or major swap participants and are subject to certain minimum capital and margin requirements and business conduct standards. The statutory requirements of the Dodd-Frank Act have been  implemented primarily through rules and regulations adopted by the SEC and/or the CFTC.

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Currently, central clearing is only required for certain market participants trading certain instruments, although central clearing for additional instruments may be implemented by the CFTC in the future. In addition, uncleared OTC swaps are subject to regulatory collateral requirements that may adversely affect the Fund’s ability to enter into swaps in the OTC market. These developments may cause the Fund to terminate new or existing swap agreements or to realize amounts to be received under such instruments at an inopportune time. Because these regulations are relatively new it is not possible to determine the complete impact of the Dodd-Frank Act and related regulations on the Fund. The Dodd-Frank Act and rules promulgated thereunder may exert a negative effect on the Fund’s ability to meet its investment objective, either through limits or requirements imposed on the Fund or its counterparties. The swap market could be disrupted or limited as a result of legislation, and such requirements may increase the cost of the Fund’s investments and of doing business, which could adversely affect the ability of the Fund to buy or sell OTC derivatives.
Regulatory bodies outside the  U.S. have also implemented and continue to implement rules and regulations similar to the Dodd-Frank Act and such actions could similarly increase the costs of participating in, or otherwise adversely impact the liquidity of, participating in the swaps markets. U.S. and global regulators have issued final rules that will require the exchange of variation and, in some cases, initial margin in respect of uncleared swap agreements. In addition, regulations adopted by global prudential regulators that are now in effect require certain prudentially regulated entities and certain of their affiliates and subsidiaries (including swap dealers) to include in their derivatives contracts, terms that delay or restrict the rights of counterparties (such as the Fund) to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the prudentially regulated entity and/or its affiliates are subject to certain types of resolution or insolvency proceedings. Similar regulations and laws have been adopted in non-U.S. jurisdictions that may apply to the Fund’s counterparties located in those jurisdictions. It is possible that these requirements, as well as potential additional related government regulation, could adversely affect the Fund’s ability to terminate existing derivatives contracts, exercise default rights or satisfy obligations owed to it with collateral received under such contracts.
Swap agreements include (but are not limited to):
Currency Swaps. Currency swaps involve the exchange of the rights of the parties to make or receive payments in specified currencies. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance may be adversely affected.
Equity Swaps. An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index, such as the S&P 500®. The other party’s payments can be based on a fixed rate, a non-equity variable rate, or even a different equity index. The Fund may enter into equity index swaps on a net basis pursuant to which the future cash flows from two reference instruments are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two.
Credit Default Swaps. Under a credit default swap agreement, the protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract, provided that no credit event, such as a default, on a reference instrument has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the reference instrument in exchange for an equal face amount of the reference instrument described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The determination of a credit event under the swap agreement will depend on the terms of the agreement and may rely on the decision of persons that are not a party to the agreement. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund).
Inflation Swaps. Inflation swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments or an exchange of floating rate payments based on two different reference indices. By design, one of the reference indices is an inflation index, such as the Consumer Price Index. Inflation swaps can be designated as zero coupon, where both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity.

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Total Return Swaps. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis.
Interest Rate Swaps, Caps and Floors. Interest rate swaps are OTC contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The Fund usually will enter into interest rate swap transactions on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis. Certain U.S. federal income tax requirements may limit the Fund’s ability to engage in certain interest rate transactions.
Commodity Index-Linked Swaps. Commodity index-linked swap agreements involve the exchange by the Fund with another party of payments dependent upon the price of the underlying commodity index. Commodity index-linked swaps may be used to obtain exposure to a particular commodity or commodity index without owning or taking physical custody of such commodity.

Swaptions
See also “Derivative Instruments and Related Risks” herein. A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call  swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Tax-Managed Investing
Taxes are a major influence on the net returns that individual investors receive on their taxable investments. There are four components of the returns of a mutual fund that invests in equities that are treated differently for U.S. federal income tax purposes: price appreciation, distributions of qualified dividend income, distributions of other investment income, and distributions of realized short-term and long-term capital gains. Distributions of income other than qualified dividend income and distributions of net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income. Distributions of qualified dividend income (subject to individual investors meeting certain holding period requirements with respect to their fund shares) and net realized long-term gains (on stocks held for more than one year) are currently taxed at rates up to 20%. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations. Returns derived from price appreciation are untaxed until a shareholder disposes of his or her shares. Upon disposition, a capital gain (short-term, if a shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the disposition and the shareholder’s adjusted tax basis is realized.

Trust Certificates
Trust certificates are investments in a limited purpose trust or other vehicle formed under state law. Trust certificates in turn invest in instruments, such as credit default swaps, interest rate swaps, preferred securities and other securities, in order to customize the risk/return profile of a particular security. Like an investment in a bond, investments in trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. Investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the trusts that issue credit-linked trust certificates will constitute “private” investment companies, exempt from registration under the 1940 Act. Although the trusts are typically private investment companies, they are generally not actively managed. It is also expected that the certificates will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments.

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U.S. Government Securities
U.S. Government securities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one year to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities, which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury; (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality; or (d) the credit of the agency or instrumentality. U.S. Government securities also include any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Farmers Home Administration, Export-Import Bank of the United States, Federal Housing Administration, Federal Land Banks, Federal Financing Bank, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Bank System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, General Services Administration, Government National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Maritime Administration, Small Business Administration, Tennessee Valley Authority, Washington D.C. Armory Board and any other enterprise established or sponsored by the U.S. Government. Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. The U.S. Government generally is not obligated to provide support to its instrumentalities. Interest rate changes, prepayments and other factors may affect the value of U.S. Government securities. The principal of and/or interest on certain U.S. Government securities could be: (a) payable in foreign currencies rather than U.S. dollars; or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.

Unlisted Securities
Unlisted securities are neither listed on a stock exchange nor traded over-the-counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities may be deemed to be illiquid. Because of the absence of any public trading market for these investments, it may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. In addition, in foreign jurisdictions any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable on the sale of listed securities.

Variable Rate Instruments
Variable rate instruments provide for adjustments in the interest or dividend rate payable on the instrument at specified intervals (daily, weekly, monthly, semiannually, etc.) based on market conditions, credit ratings or interest rates and the investor may have the right to “put” the security back to the issuer or its agent. Variable rate instruments normally provide that the holder can demand payment of the instrument on short notice at par with accrued interest. These instruments may be secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund may use these instruments as cash equivalents pending longer term investment of its funds. The rate adjustment features may limit the extent to which the market value of the instruments will fluctuate.

When-Issued Securities, Delayed Delivery and Forward Commitments
Securities may be purchased on a “forward commitment,” “when-issued” or “delayed delivery” basis (meaning securities are purchased or sold with payment and delivery taking place in the future beyond normal settlement times) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. When the Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement to purchase. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.
From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment, when-issued or delayed delivery transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the  counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

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Zero Coupon Bonds, Deep Discount Bonds and Payment-In-Kind (“PIK”) Securities
Zero coupon bonds are debt obligations that do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of purchase. The effect of owning debt obligations that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the debt obligation. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. The Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.
Bonds and preferred stocks that make “in-kind” payments and other securities that do not pay regular income distributions may experience greater volatility in response to interest rate changes and issuer developments.  PIK securities generally carry higher interest rates compared to bonds that make cash payments of interest to reflect their payment deferral and increased credit risk. PIK securities generally involve significantly greater credit risk than coupon loans because the Fund receives no cash payments until the maturity date or a specified cash payment date. Even if accounting conditions are met for accruing income payable at a future date under a PIK bond, the issuer could still default when the collection date occurs at the maturity of or payment date for the PIK bond. PIK bonds may be difficult to value accurately because they involve ongoing judgments as to the collectability of the deferred payments and the value of any associated collateral. If the issuer of a PIK security defaults, the Fund may lose its entire investment. PIK interest has the effect of generating investment income and increasing the incentive fees, if any, payable at a compounding rate. Generally, the deferral of PIK interest increases the loan to value ratio.

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APPENDIX A — CLASS A FEES AND OWNERSHIP
Sales Charges and Distribution and Service Fees. For the fiscal year ended August 31, 2025, the following table shows (1) total sales charges paid by Class A, (2) sales charges paid to financial intermediaries, (3) sales charges paid to the principal underwriter, (4) approximate CDSC payments to the principal underwriter, (5) total distribution and service fees paid by Class A, and (6) distribution and service fees paid to financial intermediaries. Distribution and service fees that were not paid to financial intermediaries were retained by the principal underwriter.

Total Sales Charges Paid	Sales Charges to Financial Intermediaries	Sales Charges to Principal Underwriter	CDSC Paid to Principal Underwriter	Total Distribution and Service Fees Paid	Distribution and Service Fees Paid to Financial Intermediaries
$4,982	$4,424	$558	$0	$83,142	$81,952
For the fiscal years ended August 31, 2024 and August 31, 2023  the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts was paid to financial intermediaries.

August 31, 2024 Total Sales Charges Paid	August 31, 2024 Sales Charges to Principal Underwriter	August 31, 2023 Total Sales Charges Paid	August 31, 2023 Sales Charges to Principal Underwriter
$1,766	$127	$8,101	$1,001
Control Persons and Principal Holders of Securities. At December 1, 2025, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Charles Schwab & Co. Inc.	San Francisco, CA	16.70%
Morgan Stanley Smith Barney LLC	New York, NY	10.78%
Charles Schwab & Co. Inc. - Special Custody	San Francisco, CA	9.07%
National Financial Services LLC	Jersey City, NJ	9.00%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	8.42%
Wells Fargo Clearing Services LLC	St. Louis, MO	6.84%
Pershing LLC	Jersey City, NJ	6.26%
To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund  as of such date.
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APPENDIX B — CLASS C FEES AND OWNERSHIP
Distribution and Service Fees. For the fiscal year ended August 31, 2025, the following table shows (1) distribution fees paid to the principal underwriter under the Distribution Plan, (2) distribution fees paid by the principal underwriter to financial intermediaries on sales of  Class C shares, (3) approximate CDSC payments to the principal underwriter, (4) service fees paid under the Distribution Plan, and (5) service fees paid to financial intermediaries. The distribution fees and service fees paid by the Fund’s that were not paid to financial intermediaries were retained by the principal underwriter.

Distribution Fees Paid to Principal Underwriter	Distribution Fees Paid by Principal Underwriter to Financial Intermediaries	CDSC Paid to Principal Underwriter	Service Fees	Service Fees Paid to Financial Intermediaries
$2,569	$2,331	$150	$856	$779
Control Persons and Principal Holders of Securities. At December 1, 2025, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

National Financial Services LLC	Jersey City, NJ	25.85%
JP Morgan Securities LLC	Brooklyn, NY	17.10%
Pershing LLC	Jersey City, NJ	16.99%
Charles Schwab & Co. Inc.	San Francisco, CA	11.94%
UBS WM USA	Weehawken, NJ	10.20%
American Enterprise Investment Services	Minneapolis, MN	7.16%
Beneficial owners of 25% or more of this Class are presumed to be in control of this Class of the Fund for purposes of voting on certain matters submitted to shareholders.
To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund  as of such date.
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APPENDIX C — CLASS I OWNERSHIP
Control Persons and Principal Holders of Securities. At December 1, 2025, the Trustees  and officers of the Trust, as a group, owned approximately 3.55% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

JP Morgan Securities LLC	Brooklyn, NY	19.20%
UBS WM USA	Weehawken, NJ	12.60%
Charles Schwab & Co. Inc.	San Francisco, CA	10.62%
National Financial Services LLC	Jersey City, NJ	9.46%
Pershing LLC	Jersey City, NJ	7.20%
Morgan Stanley Smith Barney LLC	New York, NY	6.49%
To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund  as of such date.
C-1

APPENDIX D  — EATON VANCE FUNDS PROXY VOTING POLICY AND PROCEDURES
Adopted: June 16, 2003
Revised: May 8, 2013;
December 10, 2019;
October 12, 2021;
April 2025;
Eaton Vance Funds
Proxy Voting Policy and Procedures
I. Overview
The Boards of Trustees (the “Board”) of the Eaton Vance Funds1
have adopted these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy:

■	“Fund” means each registered investment company sponsored by the Eaton Vance organization; and

■	“Adviser” means the investment adviser or sub-adviser responsible for the day-to-day management of all or a portion of the Fund’s assets.

II. Delegation of Proxy Voting Responsibilities
The Board hereby delegates to the Adviser responsibility for voting the Fund’s proxies as described in this Policy. In this connection, the Adviser is required to provide the Board with a copy of its proxy voting policies and procedures (“Adviser Procedures”) and all Fund proxies will be voted in accordance with the Adviser Procedures. The Adviser Procedures shall comply with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and be reasonably designed to ensure that the Adviser votes Fund securities in the best interest of the Fund and include how the Adviser addresses material conflicts that may arise between the interest of the Adviser and the interests of the Fund.
The Adviser is required to report any material change to the Adviser Procedures to the Board in the manner set forth in Section V below.
III. Delegation of Proxy Voting Disclosure Responsibilities
Pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is required to file Form  N-PX no later than August 31st of each year. On Form N-PX, the Fund is required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted on the matter and whether it voted for or against management.
To facilitate the filing of Form N-PX for the Fund:

■
The Adviser is required to record, compile and transmit in a timely manner all data required to be filed on Form N-PX for the Fund that it manages. Such data shall be transmitted to Eaton Vance Management, which acts as administrator to the Fund (the “Administrator”) or the third-party service provider designated by the Administrator; and

■
the Administrator is required to file Form N-PX on behalf of the Fund with the Securities and Exchange Commission (the “Commission”) as required by the 1940 Act. The Administrator may delegate the filing to a third-party service provider provided each such filing is reviewed and approved by the Administrator.

IV. Conflicts of Interest
The Adviser, as a fiduciary to the Fund it manages, put the interests of the Fund and its shareholders above those of the Adviser. When required to vote a proxy for the Fund, the Adviser and in some instances Independent Trustees of the Funds, may have material business relationships with the issuer soliciting the proxy that could give rise to a potential material conflict of interest for the Adviser. Pursuant to Rule 206(4)-7 under the Advisers Act, the Adviser Procedures must include how the Adviser addresses material conflicts that may arise between the interest of the Adviser and the interests of the Fund.
V. Reports and Review
The Administrator shall make copies of Form N-PX filed on behalf of the Fund available for the Board’s review upon the Board’s request. The Administrator (with input from the Adviser for the Fund) shall also provide any reports reasonably requested by the Board regarding the proxy voting records of the Fund.
The Adviser shall provide reports to the Board as requested by the Board, the Administrator, the Funds’ Chief Compliance Officer or the Funds’ Chief Legal Officer, including material changes to the Adviser Procedures and material conflicts of interest. The Adviser Procedures, including procedures relating to material conflicts of interest, shall be provided to the Board at least annually.
D-1

The Adviser also shall report any material changes to the Adviser Procedures to the Fund’s Chief Legal Officer prior to implementing such changes in order to enable the Administrator to effectively coordinate the Fund’s disclosure relating to the Adviser Procedures. The Fund’s Chief Legal Officer shall ensure that the required disclosure relating to the Adviser Procedures is included in the Fund’s registration statement.
1	The Eaton Vance Funds may be organized as trusts or corporations. For ease of reference, the Funds may be referred to herein as Trusts and the Funds’ Board of Trustees or Board of Directors may be referred to collectively herein as the Board.
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APPENDIX E  — MORGAN STANLEY INVESTMENT MANAGEMENT EQUITY PROXY VOTING POLICY AND PROCEDURES
Morgan Stanley Investment Management (“MSIM”)
Equity Proxy Voting Policy and Procedures
April 2025

Contents
Introduction

A. MSIM Approach to Proxy Voting B. Applicability of Policy

Proxy Voting Procedures

A. Proprietary Proxy Voting System
B. Proxy Services Provided by Third Parties
C. Proxy Voting Operations
D. Proxy Voting Oversight
E. Securities Lending
F. Market and Operational Limitations
G. Conflicts of Interest
H. Proxy Voting Reporting & Recordkeeping
I. Review of Policy

MSIM Proxy Voting Guidelines

A. Board of Directors B. Auditors C. Executive & Director Compensation D. Shareholder Rights and Defenses E. Capital Structure F. Corporate Transactions & Proxy Fights G. Shareholder Proposals

Introduction
This Proxy Voting Policy (“Policy”) sets out Morgan Stanley Investment Management’s (“MSIM”)1  approach to Proxy Voting, the procedures it follows with respect to Proxy Voting and the guidelines used to inform voting on key issues. The Policy is reviewed annually and updated as necessary to address new and evolving proxy voting issues and standards.
A. MSIM Approach to Proxy Voting
MSIM will vote proxies in a prudent and diligent manner and in the best interests of clients in accordance with its fiduciary duties, consistent with the objectives of the relevant investment strategy (“Client Proxy Standard”). MSIM will generally seek to vote proxies in accordance with the Proxy Voting Guidelines set out below.
MSIM has a decentralized approach towards investment management, consisting of independent investment teams. Investment teams seek to integrate this Policy with their investment goals and client expectations, using their vote to support sound corporate governance with the aim of enhancing long-term shareholder value, providing a high standard of transparency, and enhancing companies’ economic value. To that end, investment teams retain the overall vote decision. In some circumstances, MSIM may further define guidelines that sit under this Policy providing more details on company expectations and voting decisions applicable to certain strategies.
Under this Policy, proxy voting is led by our investment teams with support from the Global Stewardship Team (“GST”). The GST supports investment teams to vote in accordance with the Client Proxy Standard and comprises individuals who are separate from our investment teams. The GST is also responsible for the consistent application of this Policy and the Proxy Voting Guidelines and for providing voting recommendations to investment teams. The GST also oversees the proxy voting operational processes, vote execution and research.
As a result of MSIM’s independent investment team structure, a situation may emerge in which different investment teams have different views on how to vote the same proxy in the best interest of their respective clients. Under these circumstances, each investment team will vote according to their views.
B. Applicability of Policy
This Policy2  applies to proxy voting activities across MSIM. MSIM votes proxies on behalf of its sponsored funds and advisory clients that have granted it the authority to do so and will vote the proxies in accordance with this Policy unless otherwise agreed with the client.
Certain MSIM exchange-traded funds (“ETFs”) will follow Calvert Research and Management’s (“Calvert”) Proxy Voting Policies and Procedures and the Global Proxy Voting Guidelines set forth in Appendix A of the Calvert Proxy Voting Policies and Procedures. MSIM’s oversight of Calvert’s proxy voting engagement is ongoing pursuant to the 40 Act Fund Service Provider and Vendor Oversight Policy.
_______________
1 The  MSIM entities covered by this Equity Proxy Voting Policy and Procedures (the “Policy”) currently include the following: Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Saudi Arabia, MSIM Fund Management (Ireland) Limited, Morgan Stanley Asia Limited, Morgan Stanley Investment Management (Japan) Co. Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Eaton Vance CLO Manager LLC, Eaton Vance Management, Boston Management and Research, Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd, Morgan Stanley Eaton Vance CLO CM LLC and FundLogic SAS (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below.)
2 This Policy does not apply to  MSIM’s authority to exercise certain decision-making rights associated with investments in loans and other fixed-income instruments (collectively, “Fixed Income Instruments”). Instead, MSIM’s Policy for Exercising Consents Related to Fixed Income Instruments applies to MSIM’s exercise of discretionary authority or other investment management services, to the extent MSIM has been granted authority to exercise consents for an account with respect to any Fixed Income Instruments held therein.

Proxy Voting Procedures
MSIM follows the following procedures when voting proxies:
A. Proprietary Proxy Voting Platform
MSIM uses a proprietary management system, Provosys3, when voting proxies. Provosys streamlines our proxy voting process by providing a centralized platform for research, vote instruction and management of conflicts of interests. We believe that the internal management of this process provides us with enhanced quality control, as well as oversight and independence of the proxy administration process. Our proprietary system also handles workflow around proxy voting, documenting the views of various investment teams and the GST where relevant.
B. Proxy Services Provided by Third Parties
MSIM also retains the services of Institutional Shareholder Services (“ISS”) and Glass Lewis (collectively, the “Proxy Service Providers4”) for proxy vote execution, reporting, record-keeping, and where appropriate, to provide company-level reports that summarize key data elements within an issuer’s proxy statement or on specific thematic/market topics.
MSIM performs periodic due diligence on the Proxy Service Providers as part of ongoing oversight. Topics of the reviews include, but are not limited to, the Proxy Service Providers’ management of conflicts of interest, methodologies for developing their policies and vote recommendations, and resources.
C. Proxy Voting Operations
The GST5  is responsible for ensuring that voting instructions from investment teams and clients (where applicable) are communicated to our Proxy Service Provider responsible for proxy vote execution (currently, ISS serves in this capacity) and that adequate controls are in place to ensure instructions communicated electronically are accurately recorded in ISS systems for execution (including scenarios where votes have been split because of client preference or differing investment team convictions).

Additionally, the GST conducts monthly reviews of a vote audit report provided by ISS, confirming the execution status for meetings and conducts ex-post reviews to confirm that ISS has accurately implemented voting instructions.
D. Proxy Voting Oversight
The Proxy Review Committee (“PRC”) has overall responsibility for this Policy. The PRC consists of investment professionals who represent the different investment disciplines and/or geographic locations of MSIM and members of the GST. Additionally, the GST administers and implements the Policy through consultation with PRC members and MSIM investment teams, as well as monitors services provided by the Proxy Service Providers and any other research providers used in the proxy voting process.
E. Securities Lending
Accounts or funds sponsored, managed, or advised by MSIM may participate in a securities lending program through a third-party provider. The voting rights for shares that are out on loan are transferred to the borrower and therefore, the lender is not entitled to vote the lent shares at the company meeting.
However, in certain circumstances a portfolio manager may seek to recall shares for the purposes of voting. In this event, the handling of such recall requests would be on a reasonable efforts basis.
F. Market and Operational Limitations
Voting proxies of companies located in some jurisdictions may involve several issues that can restrict or prevent the ability to vote such proxies or entail significant costs. These issues include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of the listing organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions.
As a result,  MSIM will use reasonable efforts to vote clients’ non-U.S. proxies, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard.
_______________
3 Not applicable for Morgan Stanley AIP GP LP
4 Not applicable for Morgan Stanley AIP GP LP
5 Not applicable for Morgan Stanley AIP GP LP

G. Conflicts of Interest
MSIM is part of Morgan Stanley, a global financial services group, and, as such, MSIM faces potential conflicts due to the role of other Morgan Stanley divisions which may have commercial relationships with companies in which MSIM may invest. Such potential conflicts of interest involving divisions of Morgan Stanley outside MSIM are managed through the operation of various policies and procedures, including (among others) those creating and enforcing information barriers between MSIM and other Morgan Stanley divisions.
MSIM has also enacted policies and procedures to address potential conflicts resulting from its own commercial or other relationships and to manage conflicts of interests so that proxies are voted in accordance with the Client Proxy Standard. The GST administers proxy voting Policy implementation and is responsible for providing investment teams with voting recommendations in accordance with this Policy and the Proxy Voting Guidelines. In the event of a material conflict of interest not addressed by such policies and procedures, the Head of GST will convene a special committee to oversee how a proxy should be voted in accordance with the Client Proxy Standard. Any determinations of the special committee regarding a material conflict of interest where appropriate will be reported to the Fund Board.
MSIM also faces potential conflicts of interest when voting proxies of its parent company Morgan Stanley. In such situations, MSIM will seek to vote its shares in the same proportion as other holders of Morgan Stanley’s shares (“echo vote”).
H. Proxy Voting Reporting & Recordkeeping
We will promptly provide a copy of this Policy to any client requesting it. We will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account. MSIM files an annual Form N-PX on behalf of each MSIM affiliate for which such filing is required, indicating how proxies were voted with respect to each MSIM affiliate fund’s or advisor’s holdings.
The  GST will maintain requisite proxy voting books and records, including but not limited to: (1) proxy voting policies and procedures, (2) proxy statements received on behalf of client accounts, (3) proxies voted, (4) copies of any relevant research documents and (5) PRC and Special Committee decisions and actions. This documentation will be maintained for such period as required by relevant law and regulation.
MSIM also maintains rationales for its voting decisions at shareholder meetings (including votes against management) in a searchable database on an external website, which is updated on a rolling 12-month basis.
Records are retained in accordance with Morgan Stanley’s Global Information Management Policy, which establishes general Firm-wide standards and procedures regarding the retention, handling, and destruction of official books and records and other information of legal or operational significance.
The Global Information Management Policy incorporates Morgan Stanley’s Master Retention Schedule, which lists various record classes and associated retention periods on a global basis.
I. Review of Policy
The PRC through consultation with PRC members, and in conjunction with the Legal and Compliance Division, reviews this Policy annually to ensure that it remains consistent with clients’ best interests, regulatory requirements, investment team considerations, governance trends and industry best practices.
MSIM Proxy Voting Guidelines
MSIM6 (also defined as “We” within this section) will vote proxies in a prudent and diligent manner and in the best interests of clients in accordance with its fiduciary duties, consistent with the Client Proxy Standard.
Our proxy voting principles are rooted in the tenets of accountability, transparency and protection of shareholder rights. Stock ownership represents an opportunity to participate in the economic rewards of a long-lived asset and shareholder rights represent an important path to maximizing these rewards. When reviewing proposals,  MSIM considers the financial materiality, including the company’s exposure to the risk or opportunity, the management of such issues and company’s current disclosures.
MSIM therefore expect the companies in which it invests to adhere to effective governance practices and to protect their shareholders’ interests. In addition to these proxy voting guidelines, MSIM may review publicly disclosed information from the issuer, research, and other sources. Investment teams will independently make voting decisions as appropriate for their strategies.
_______________
6 The MSIM entities covered by this Equity Proxy Voting Policy and Procedures (the “Policy”) currently include the following: Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Saudi Arabia, MSIM Fund Management (Ireland) Limited, Morgan Stanley Asia Limited, Morgan Stanley Investment Management (Japan) Co. Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Eaton Vance CLO Manager LLC, Eaton Vance Management, Boston Research Management, Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd, Morgan Stanley Eaton Vance CLO CM LLC and FundLogic SAS (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).

A. Board of Directors
The board of directors plays a key role in overseeing management and ensuring effective execution of strategies to achieve long-term shareholder value creation. The board has several important responsibilities including, but not limited to, selecting the executive leadership, monitoring and  incentivizing performance, succession planning, and overseeing company strategy. In order to effectively carry out its fiduciary duties, we believe it is crucial for the board to have the right mix of skills, be sufficiently independent, and have the proper accountability mechanisms in place.
Board Composition
The role of the board of directors is to provide governance oversight and guidance to position the company for strategic success and drive long term value creation for shareholders. We believe that diverse perspectives on the board help directors assess and manage risks and opportunities comprehensively. Diversity on a board can include diversity of thought, background, skills, and experiences. Directors with a mix of tenures can also be beneficial to balance new perspectives with industry experience and knowledge. We generally expect the board to be composed of directors with adequate skill sets and diversity to provide oversight of the business, and in line with any local market regulations. Additionally, we expect the audit committee to have directors with appropriate financial expertise to serve on the committee.
Board Independence
We generally expect boards to adhere at a minimum to their prevalent market or regulatory standards on board independence. In most markets, a majority independent board is considered best practice. When assessing independence of directors, we may consider relevant circumstances and relationships with the company and related parties such as senior management or large shareholders.
In our experience, the right leadership structure is critical to a strong board. When voting on matters related to board leadership, we may consider company performance and any evidence of entrenchment or perceived risk indicating power may be overly concentrated in a single individual. We also generally expect key board committees to be comprised of independent board members.
Board Accountability
Director elections are the primary mechanism for shareholders to hold board members accountable. Therefore, we generally expect directors to be elected annually to serve on the board by majority vote. We generally expect directors who fail to receive majority shareholder support should resign from their position unless there is sufficient disclosure concerning the reasons why they failed to get support from a majority of the shareholders.
Boards should take into consideration the views of their long-term shareholders to ensure alignment, and to make appropriate efforts to communicate their plans and views broadly. To that end, we generally expect the board to engage meaningfully with long-term shareholders, especially to address concerns on matters that may affect the long-term value creation of the company.
We may consider withholding support for directors where we have significant concerns due to inadequate risk oversight of potentially financially material issues7. We may consider withholding support for Audit Committee members for failure to address accounting irregularities or financial misstatements over consecutive years.
Directors should dedicate adequate time to their role and consider any other existing commitments alongside their board and/or committee memberships. We may look at meeting attendance to determine whether directors have adequate time for their responsibilities.
B. Auditors
Investors rely on auditors to attest to the integrity of a company’s financial statements, without which the business could not be properly evaluated. It is essential that auditors be independent, accurate, fair in the fees charged, and not subject to conflicts of interest. We therefore expect auditors to be independent in order to provide an objective opinion and assurance. We may consider non-audit related business, length of service and any other relevant context when assessing auditor independence. We generally expect non-audit related fees to be less than 50% of the total fee.
_______________
7 For example, we may withhold support for a director we believe is responsible for a company’s involvement/remediation of breach of global conventions such as UN Global Compact Principles on Human Rights, Labor Standards, Environment and Business Malpractice.

C. Executive & Director Compensation
Properly structured compensation is essential to attracting and retaining effective corporate management. Poorly structured compensation plans can create perverse incentives. We expect compensations plans to be reasonable, and appropriately  incentivize executives to make risk-reward decisions that align with the business strategy and goals, and long-term shareholder value creation. Compensation plans should also build in retention mechanisms for high performing executives. We generally expect compensation plan payouts to align with performance and long-term value creation.
We expect director compensation to follow market best practice and be aligned with long-term shareholder interests. For executives and directors who gain shares through equity compensation plans, we generally expect reasonable guidelines and holding requirements. Typically, stock options issued to executives should be priced at fair market value on the date of the grant and any re-pricing should not incur a significant cost to shareholders.
We generally expect employee ownership, retirement and severance plans to be designed in a manner that does not disadvantage shareholders. These plans should not be excessively dilutive or incur a high cost. We generally expect discounted employee stock purchase plans to be broad-based and include non-executive employees. Discount rates should be in line with market best practice and not excessive.
For compensation plans with performance metrics, in instances where performance milestones are not met, we may expect reasonable claw back provisions for executive or director compensation related to these missed milestones depending on the circumstances.
We generally evaluate each compensation plan and any related proposals, including shareholder proposals, within the context of the market and the company. In order to make a suitable evaluation about compensation and related matters, we expect appropriate disclosures on relevant aspects.
D. Shareholder Rights and Defenses
Companies should take actions and make decisions with the intent of maximizing long-term shareholder value creation. We generally support proposals that enhance shareholder rights and vote against those that seek to undermine them. We believe that in most cases, each common share should have one vote, and that a simple majority of voting shares should be what is required to effect change.
Shareholder Rights Plans
Shareholder rights plans, commonly known as poison pills, and similar take-over defenses should aim to promote long-term shareholder value creation. When designing plans and defenses, companies should ensure that they do not suppress potential value by unduly discouraging acquirers. We generally expect companies to seek shareholder approval or ratification of shareholder rights plans.
Unequal Voting Rights
We generally expect companies to adhere to the one share one vote principle. When companies have dual-class structures, they should ensure that such structures are not misused to support instances where a few insiders may benefit at the cost of other shareholders. Ultimately, structures should strive to create alignment between the shareholders’ economic interests and their voting power.
Voting Requirements
We typically prefer a majority vote standard for binding votes. We also expect management to be responsive to non-binding votes that have received majority support. We generally expect companies to protect minority shareholder rights as their primary goal when considering  supermajority vote requirements.
Right to call Special Meetings
We generally expect companies to allow large shareholders to call special meetings. A large shareholder may be defined by a reasonable threshold or in line with prevalent market practices.
Proxy Access
We generally consider ownership thresholds, holding periods, the number of directors that shareholders may nominate and any restrictions on forming a group in our evaluation of proposals related to proxy access.

E. Capital Structure
We expect any changes to the capital structure to be driven by legitimate business needs and not as a means of anti-takeover defense. We generally expect companies to ensure that such changes do not disadvantage shareholders.
Companies should provide a clear business rationale when requesting the authorization, or increase in authorization, of new shares or new share classes. They ought to request a reasonable number of shares in relation to the purpose outlined. Companies should follow prevalent market practices, such as offering  pre-emptive rights, to ensure shareholders are not excessively diluted, unless required by specific circumstances which are clearly stated.
We generally consider specific company and market context when we evaluate proposals on dividend  payout ratios and related matters.
F. Corporate Transactions & Proxy Fights
We expect companies to provide a clear economic and strategic rationale for proposed transactions. We also expect disclosure of any financial benefits to the board or executives from any proposed transaction and will generally look for assurances that shareholder interests were prioritized. We generally assess company-specific circumstances when evaluating voting matters related to mergers, acquisitions, other special corporate transactions, and contested elections.
G. Shareholder Proposals
In assessing shareholder proposals, we will carefully consider the potential financial materiality (as appropriate to the investment strategy of  MSIM’s investment teams and relevant advisory affiliates) of the issues raised in the proposal, as well as the company’s exposure to relevant risks and opportunities, current disclosures on the topic, and the sector and geography in which the company operates. We generally seek to balance concerns of reputational, operational, litigation and other risks that lie behind the proposal against costs of implementation.
We generally support proposals that seek to enhance useful disclosure on potentially financially material issues (as appropriate to the investment strategy of  MSIM’s investment teams and relevant advisory affiliates), including but not limited to climate, biodiversity, human rights, supply chain, workplace safety, human capital management and pay equity. We focus on understanding the company’s business and commercial context and recognize that there is no one size fits all that can be applied across the board.
We generally do not support shareholder proposals on matters best left to the board’s discretion, or addressed via legislation or regulation, or that would be considered unduly burdensome. We also generally do not support shareholder proposals related to matters that we do not consider to be financially material (as appropriate to the investment strategy of  MSIM’s investment teams and relevant advisory affiliates) for the company.

Appendix
Policy Statement
The Policy, with respect to securities held in the accounts of clients applies to those  MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. For purposes of this Policy, clients shall include: Morgan Stanley U.S. registered investment companies, other Morgan Stanley pooled investment vehicles, and MSIM separately managed accounts (including accounts for Employee Retirement Income Security (“ERISA”) clients and ERISA-equivalent clients). This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.
The MSIM entities covered by this Policy currently include the following: Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Saudi Arabia, MSIM Fund Management (Ireland) Limited, Morgan Stanley Asia Limited, Morgan Stanley Investment Management (Japan) Co. Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Eaton Vance CLO Manager LLC, and Morgan Stanley Eaton Vance CLO CM LLC (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).
Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets.

•
With respect to the U.S. registered investment companies sponsored, managed or advised by any MSIM Affiliate (the “MS Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MS Funds.

•
For other pooled investment vehicles (e.g., UCITS), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the relevant governing board.

•
For separately managed accounts (including ERISA and ERISA-equivalent clients), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under the applicable investment advisory agreement or investment management agreement. Where an MSIM Affiliate has the authority to vote proxies on behalf of ERISA and ERISA-equivalent clients, the MSIM Affiliate must do so in accordance with its fiduciary duties under ERISA (and the Internal Revenue Code).

•
In certain situations, a client or its fiduciary may reserve the authority to vote proxies for itself or an outside party or may provide an MSIM Affiliate with a statement of proxy voting policy. The MSIM Affiliate will comply with the client’s policy.

•
Certain ETFs will follow Calvert’s Global Proxy Voting Guidelines set forth in Appendix A of Calvert’s Proxy Voting Policies and Procedures and the proxy voting guidelines discussed below do not apply to such ETFs. See Appendix A of Calvert’s Proxy Voting Policies and Procedures for a general discussion of the proxy voting guidelines to which these ETFs will be subject.

An MSIM Affiliate will not vote proxies unless the investment management agreement, investment advisory agreement or other authority explicitly authorizes the MSIM Affiliate to vote proxies.
In addition to voting proxies of portfolio companies,  MSIM routinely engages with, or, in some cases, may engage a third party to engage with, the management or board of companies in which we invest on a range of environmental, social and governance issues. Governance is a window into or proxy for management and board quality. MSIM engages with companies where we have larger positions, voting issues are material or where we believe we can make a positive impact on the governance structure. MSIM’s engagement process, through private communication with companies, allows us to understand the governance structures at investee companies and better inform our voting decisions. In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.

Appendix A
Appendix A applies to the following accounts managed by Morgan Stanley  AIP GP LP (i) closed-end funds registered under the Investment Company Act of 1940, as amended; (ii) discretionary separate accounts; (iii) unregistered funds; and (iv) non-discretionary accounts offered in connection with AIP’s Custom Advisory Portfolio Solutions service. Generally, AIP will follow the guidelines set forth in Section II of MSIM’s Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Fund of Hedge Funds investment team, the Private Markets investment team or the Portfolio Solutions team of AIP. A summary of decisions made by the applicable investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.
In certain cases,  AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.
Waiver of Voting Rights
For regulatory reasons,  AIP may either 1) invest in a class of securities of an underlying fund (the “Fund”) that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

(1)	Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a “Designated Person,” and collectively, the “Designated Persons”), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person’s death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

(2)	Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund’s organizational documents; provided, however, that, if the Fund’s organizational documents require the consent of the Fund’s general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

Share Class and Ticker Symbol
	A	C	I	R
Eaton Vance Worldwide Health Sciences Fund	ETHSX	ECHSX	EIHSX	ERHSX
Statement of Additional Information
January 1, 2026
One Post Office Square
Boston, Massachusetts 02109
1-800-262-1122
This Statement of Additional Information (“SAI”) provides general information about the  Fund. The Fund is a diversified, open-end management investment company. The Fund is a series of Eaton Vance Growth Trust.  Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.
This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund Prospectus dated January 1, 2026, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the Prospectus, which may be obtained by calling 1-800-262-1122.

DEFINITIONS
The following terms that may be used in this SAI have the meaning set forth below:
“1940 Act” means the Investment Company Act of 1940, as amended;
“1933 Act” means the Securities Act of 1933, as amended;
“Board” means Board of Trustees or Board of Directors, as applicable;
“CEA” means Commodity Exchange Act;
“CFTC” means the Commodity Futures Trading Commission;
“Code” means the Internal Revenue Code of 1986, as amended;
“Eaton Vance family of funds” means all registered investment companies advised or administered by Eaton Vance Management (“Eaton Vance”) or Boston Management and Research (“BMR”);
“Eaton Vance funds” means the mutual funds advised by Eaton Vance or  BMR;
“FINRA” means the Financial Industry Regulatory Authority, Inc.;
“Fund” means the Fund or Funds listed on the cover of this  SAI unless stated otherwise;
“investment adviser” means the investment adviser identified in the prospectus and, with respect to the implementation of the Fund’s investment strategies (including as described under “Taxes”) and portfolio securities transactions, any sub-adviser identified in the prospectus to the extent that the sub-adviser has discretion to perform the particular duties;
“IRS” means the U.S. Internal Revenue Service;
“NYSE” means the New York Stock Exchange;
“Portfolio” means a registered investment company (other than the Fund) sponsored by the Eaton Vance organization in which one or more Funds and other investors may invest substantially all or any portion of their assets as described in the prospectus, if applicable;
“Subsidiary” means a wholly owned subsidiary that certain funds may have established to pursue their investment objective. The Fund described in this SAI has not established a Subsidiary;
“SEC” means the  U.S. Securities and Exchange Commission; and
“Trust” means Eaton Vance Growth Trust.
STRATEGIES AND RISKS
This SAI provides additional information about the investment policies and operations of the Fund. The following tables indicate the types of investments that the Fund is permitted (but not required) to make. The Fund may make other types of investments, provided the investments are consistent with the Fund’s investment objective(s) and policies and the Fund’s investment restrictions do not expressly prohibit it from doing so. These tables should be read in conjunction with the investment summaries for the Fund contained in the prospectus in order to provide a more complete description of the Fund’s investment policies. The tables generally exclude investments that the Fund may make solely for temporary defensive purposes or as a result of corporate actions. Information about the various investment types and practices and the associated risks checked below is included in alphabetical order in this SAI under “Additional Information about Investment Strategies and Risks.”

Investment Type	Permitted for or Relevant to the Fund
Asset-Backed Securities (“ABS”)
Auction Rate Securities
Build America Bonds
Call and Put Features on Securities
Collateralized Mortgage Obligations (“CMOs”)
Commercial Mortgage-Backed Securities (“CMBS”)
Commodity-Related Investments
Common Stocks	✔
Contingent Convertible Securities	✔
Convertible Securities	✔
Credit Linked Securities
1

Investment Type	Permitted for or Relevant to the Fund
Derivative Instruments and Related Risks	✔
Direct Investments	✔
Derivative-Linked and Commodity-Linked Hybrid Instruments	✔
Emerging Market Investments	✔
Equity Investments	✔
Equity-Linked Securities	✔
Event-Linked Instruments
Exchange-Traded Funds (“ETFs”)	✔
Exchange-Traded Notes (“ETNs”)
Fixed-Income Securities	✔
Foreign Currency Transactions	✔
Foreign Investments	✔
Forward Foreign Currency Exchange Contracts	✔
Forward Rate Agreements
Futures Contracts	✔
Hybrid Securities	✔
Illiquid Investments	✔
Indexed Securities
Inflation-Indexed (or Inflation-Linked) Bonds
Junior Loans
Liquidity or Protective Put Agreements
Loans
Lower Rated Investments	✔
Master Limited Partnerships (“MLPs”)	✔
Money Market Instruments	✔
Mortgage-Backed Securities (“MBS”)
Mortgage Dollar Rolls
Municipal Lease Obligations (“MLOs”)
Municipal Obligations
Option Contracts	✔
Pooled Investment Vehicles	✔
Preferred Stock	✔
Real Estate Investments	✔
Repurchase Agreements
Residual Interest Bonds
Reverse Repurchase Agreements
Rights and Warrants	✔
Royalty Bonds	✔
Senior Loans
Short Sales	✔
Stripped Securities
Structured Notes
Swap Agreements	✔
Swaptions	✔
Trust Certificates
U.S. Government Securities
Unlisted Securities	✔
Variable Rate Instruments
When-Issued Securities, Delayed Delivery and Forward Commitments
2

Investment Type	Permitted for or Relevant to the Fund
Zero Coupon Bonds, Deep Discount Bonds and Payment In-Kind (“PIK”) Securities

Other Disclosure Regarding Investment Practices	Permitted for or Relevant to the Fund
Average Effective Maturity
Benchmark Reference Rates Risk	✔
Borrowing for Investment Purposes
Borrowing for Temporary Purposes	✔
Cybersecurity Risk	✔
Diversified Status	✔
Dividend Capture Trading
Duration
ESG Investment Risk	✔
Investing in a Portfolio
Investments in the Subsidiary
Operational Risk	✔
Option Strategy
Participation in the ReFlow Liquidity Program	✔
Portfolio Turnover	✔
Regulatory and Legal Risk	✔
Restricted Securities	✔
Securities Lending	✔
Short-Term Trading
Significant Exposure to Health Sciences Companies	✔
Significant Exposure to Smaller Companies	✔
Significant Exposure to Utilities and Financial Services Sectors
Tax-Managed Investing
Shareholders should note that  the Fund reserves the right to, at any time, discontinue offering its shares, merge or reorganize itself (or a class of shares, if applicable) into another fund, or cease operations and liquidate, subject in each case to shareholder approval to the extent required by applicable law and regulation or the relevant organizational documents.
INVESTMENT RESTRICTIONS
The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;

(2)	Purchase any securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

(3)	Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities;

(4)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

(5)	Underwrite securities of other issuers;

(6)	Invest in real estate including interests in real estate limited partnerships (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate) or in commodities or commodity contracts for the purchase or sale of physical commodities; or

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(7)	Invest in the securities of any one industry, except the medical research and health care industry (and except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result 25% or more of the Fund’s total assets would be invested in the securities of such industry. Companies in the medical research and health care industry are categorized by the Global Industry Classification Standard as pharmaceuticals, biotechnology, life sciences and health care equipment and services companies.

The Fund’s borrowing policy is consistent with the 1940 Act and guidance of the SEC or its staff, and will comply with any applicable SEC exemptive order.
Notwithstanding its investment policies and restrictions,  the  Fund may, in compliance with the requirements of the 1940 Act, invest: (i) all of its assets in an open-end management investment company with substantially the same investment objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance  or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund.
In addition, to the extent a registered open-end investment company acquires securities of a fund in reliance on Section 12(d)(1)(G) under the 1940 Act, such acquired fund shall not acquire any securities of a registered open-end investment company in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) under the 1940 Act.
Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a requirement with respect to the percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund  of such security or asset. Accordingly, unless otherwise noted, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund  to dispose of such security or other asset. However, the Fund must always be in compliance with the borrowing policy set forth above. If the Fund is required to reduce borrowings, it will do so in a manner that is consistent with the 1940 Act and guidance of the SEC or its staff, and that complies with any applicable SEC exemptive order.
MANAGEMENT AND ORGANIZATION
Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 76th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund  to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is One Post Office Square, Boston, Massachusetts 02109. As used in this SAI, “BMR” refers to Boston Management and Research,  “EV” refers to EV LLC, “Eaton Vance” refers to Eaton Vance Management, “MSIM” refers to Morgan Stanley Investment Management, Inc., and “EVD” refers to Eaton Vance Distributors, Inc. (see “Principal Underwriter” under “Other Service Providers”). EV is the trustee of each of Eaton Vance and  BMR. Each of Eaton Vance, BMR, EVD and EV are indirect wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.
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Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee[1]	Other Directorships Held During Last Five Years
Noninterested Trustees
ALAN C. BOWSER 1962	Trustee	Since 2022	Private investor. Formerly, Co-Head of the Americas Region, Chief Diversity Officer, Partner and a Member of the Operating Committee at Bridgewater Associates, an asset management firm (2011-2023). Formerly, Managing Director and Head of Investment Services at UBS Wealth Management Americas (2007-2010). Formerly, Managing Director and Head of Client Solutions, Citibank Private Bank (1999 – 2007).	122	Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
CYNTHIA E. FROST 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).	122	None
GEORGE J. GORMAN 1952	Trustee	Since 2014	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).	122	None
VALERIE A. MOSLEY 1960	Trustee	Since 2014	Private investor. Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).	122
Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020), Groupon, Inc. (e-commerce provider) (2020-2022), and Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (2018-2024).

KEITH QUINTON 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).	122	Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
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Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee[1]	Other Directorships Held During Last Five Years
MARCUS L. SMITH 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).	122	Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017).
NANCY WISER STEFANI 1967	Trustee	Since 2022	Private investor. Formerly, Executive Vice President, Global Head of Operations, Wells Fargo Asset Management (2011-2021) and Treasurer of Wells Fargo open-end and closed-end funds (2012-2021); Former Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management (2008-2011) and GMN Capital Management (2006-2007).	122	None
SUSAN J. SUTHERLAND 1957	Trustee	Since 2015	Private investor. Director of Ascot Underwriting Limited (since 2023), a UK based subsidiary of Ascot Group Limited (insurance and reinsurance). Formerly, Director of Ascot Group Limited (2017-2025), Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).	122	Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
SCOTT E. WENNERHOLM 1959	Chairperson of the Board and Trustee	Chairperson of the Board since 2025 and Trustee since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).	122	None
1	Includes both funds and portfolios in a hub and spoke structure.
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Principal Officers who are not Trustees
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Kenneth A. Topping 1966	President	Since 2023
Vice President and Chief Administrative Officer of Eaton Vance and BMR and Chief Operating Officer for Public Markets at MSIM. Officer of 104 registered investment companies managed by Eaton Vance or BMR. Also Vice President of Calvert Research and Management (“CRM”) since 2021.

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2021
Vice President of Eaton Vance and BMR. Officer of 122 registered investment companies managed by Eaton Vance or BMR. Also Vice President of CRM and officer of 44  registered investment companies advised or administered by CRM since 2021.

James F. Kirchner 1967	Treasurer	Since 2013
Vice President of Eaton Vance and BMR. Officer of 122 registered investment companies managed by Eaton Vance or BMR. Also Vice President of CRM and officer of 44 registered investment companies advised or administered by CRM since 2016.

Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Officer of 122 registered investment companies managed by Eaton Vance or BMR. Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Laura T. Donovan 1976	Chief Compliance Officer	Since 2024	Vice President of Eaton Vance and BMR. Officer of 122 registered investment companies managed by Eaton Vance or BMR.
The Board has general oversight responsibility with respect to the business and affairs of the Trust and the Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser(s) (collectively the “adviser”) to manage the  Fund and an administrator to administer the Fund  and is responsible for overseeing such adviser and administrator and other service providers to the  Trust and the Fund. The Board is currently composed of nine Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (each a “noninterested Trustee”). In addition to six regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established six  committees  to assist the Board in performing its oversight responsibilities.
The Board has appointed a  noninterested Trustee to serve in the role of Chairperson. The Chairperson’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairperson also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Board members generally between meetings. The Chairperson may perform such other functions as may be requested by the Board from time to time. In addition, the Board may appoint a noninterested Trustee to serve in the role of Vice-Chairperson. The Vice-Chairperson has the power and authority to perform any or all of the duties and responsibilities of the Chairperson in the absence of the Chairperson and/or as requested by the Chairperson. Except for any duties specified herein or pursuant to the Trust’s Agreement and Declaration of Trust  or By-laws, the designation of Chairperson or Vice-Chairperson does not impose on such noninterested Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.
The Fund and the Trust are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of the Fund and the Trust and is addressed as part of various activities of the Board and its Committees. As part of its oversight of the Fund and the Trust, the Board directly, or through a Committee, relies on and reviews reports from, among others,  Fund  management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Fund  service providers responsible for day-to-day oversight of Fund  investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can or should be mitigated. The Board also interacts with the CCO and with senior personnel of the adviser, administrator, principal underwriter and other Fund  service providers and provides input on risk management issues during meetings of the Board and its Committees. Each of the adviser, administrator, principal underwriter and the other Fund service providers has its own, independent interest and responsibilities in risk management, and its policies and methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is not possible to identify all of the risks that may affect the Fund  or to develop processes and controls to eliminate or mitigate their occurrence or effects. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals.
The Board, with the assistance of management and with input from the Board’s various committees, reviews investment policies and risks in connection with its review of  Fund performance. The Board has appointed a Fund  CCO who oversees the implementation and testing of the Fund compliance program and reports to the Board regarding compliance matters for the Fund and its  principal service providers. In addition, as part of the Board’s periodic review of the advisory, subadvisory (if applicable), distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing the Fund’s shares. The administrator, the investment adviser and the sub-adviser (if applicable) are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports to the Audit Committee of the Board and the Board regarding these and related matters. In
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addition, the Audit Committee of the Board or the Board receives reports periodically from the independent public accounting firm for the Fund regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with mutual funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function.
The Trust’s  Declaration of Trust does  not set forth any specific qualifications to serve as a Trustee. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering noninterested Trustee  candidates. In general, no one factor is decisive in the selection of an individual to join the Board. Among the factors the Board considers when concluding that an individual should serve on the Board are the following: (i) knowledge in matters relating to the mutual fund industry; (ii) experience as a director or senior officer of public companies; (iii) educational background; (iv) reputation for high ethical standards and professional integrity; (v) specific financial, technical or other expertise possessed by the individual or other experience or background of the individual, and the extent to which such expertise, experience or background would complement the Board members’ existing mix of skills, core competencies and qualifications and diversity of experiences and background; (vi) perceived ability to contribute to the ongoing functions of the Board, including the ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the ability to qualify as a noninterested Trustee for purposes of the 1940 Act and any other actual or potential conflicts of interest involving the individual and the Fund; and (viii) such other factors as the Board determines to be relevant in light of the existing composition of the Board and any anticipated vacancies.
Among the attributes or skills common to all Board members are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other members of the Board, management, sub-advisers, other service providers, counsel and independent registered public accounting firms, and to exercise effective and independent business judgment in the performance of their duties as members of the Board. Each Board member’s ability to perform his or her duties effectively has been attained through the Board member’s business, consulting, public service and/or academic positions and through experience from service as a member of the Boards of the Eaton Vance family of funds (“Eaton Vance Fund Boards”) (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Board member’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences. Six of the nine currently serving noninterested Trustees  bring gender and/or racial diversity to the Board.
In respect of each current member of the Board, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of registered investment companies, were a significant factor in the determination that the individual should serve as a member of the Board. The following is a summary of each Board member’s particular professional experience and additional considerations that contributed to the Board’s conclusion that he or she should serve as a member of the Board:
Alan C. Bowser. Mr. Bowser has served as a Board member of the Eaton Vance open-end funds since 2022 and of the Eaton Vance closed-end funds since 2023. Mr. Bowser has over 25 years of experience in the financial services industry, most of which has been dedicated to leading investment advisory teams serving institutions, family offices, and ultra-high net worth individuals in the U.S. and Latin America. From 2011-2023, Mr. Bowser served in several capacities at Bridgewater Associates, an asset management firm, including most recently serving as Chief Diversity Officer and Co-Head of the Americas Region in addition to being a Partner and a member of the Operating Committee. Prior to joining Bridgewater Associates, he was Managing Director and Head of Investment Services at UBS Wealth Management Americas from 2007 to 2010 and, before that, Managing Director and Head of Client Solutions for the Latin America Division at the Citibank Private Bank from 1999 to 2007. Mr. Bowser has been an Independent Director of Stout Risius Ross since 2021, a founding Board Member and current Board Chair of the Black Hedge Fund Professionals Network and has served on the Boards of the Robert Toigo Foundation, the New York Urban League, the University of Pennsylvania, and as Vice Chairman of the Greater Miami Chamber of Commerce Task Force on Ethics. In 2020, he was recognized as one of the top 100 “EMPower Ethnic Minority Executive Role Models” and in 2022 he was recognized by Business Insider magazine as one of 14 “Diversity Trailblazers” making corporate America more inclusive.   Mr. Bowser received a Bachelor of Science degree in Economics, summa cum laude, from The Wharton School, University of Pennsylvania, and a Master of Philosophy in Politics from Oxford University.
Cynthia  E. Frost. Ms. Frost has served as a member of the Eaton Vance Fund Boards since 2014. From 2000 through 2012, Ms. Frost was the Chief Investment Officer of Brown University, where she oversaw the evaluation, selection and monitoring of the third party investment managers who managed the university’s endowment. From 1995 through 2000, Ms. Frost was a Portfolio Strategist for Duke Management Company, which oversaw Duke University’s endowment. Ms. Frost also served in various investment and consulting roles at Cambridge Associates from 1989-1995, Bain and Company from 1987-1989 and BA Investment Management Company from 1983-1985. She serves as a member of the investment committee of The MCNC Endowment. Ms. Frost earned a Bachelor of Arts degree, with honors, in Economics from Stanford University and a Master of Business Administration degree, Edward Tuck Scholar, from Amos Tuck School, Dartmouth College. Ms. Frost was a CFA® charterholder during her professional investment career.
George  J. Gorman. Mr. Gorman has served as a member of the Eaton Vance Fund Boards since 2014 and is the Chairperson of the Audit Committee and the Contract Review Committee. From 1974 through 2009, Mr. Gorman served in various capacities at Ernst & Young LLP, including as a Senior Partner in the Asset Management Group (from 1988) specializing in managing engagement teams responsible for auditing mutual funds registered with the SEC, hedge funds and private equity funds. Mr.
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Gorman also has experience serving as an independent trustee of other mutual fund complexes, including the Bank of America Money Market Funds Series Trust from 2011-2014 and the Ashmore Funds from 2010-2014. Mr. Gorman received a Bachelor of Science degree, cum laude, in Business and Administration from Duquesne University and a Master of Business Administration degree from Amos Tuck School, Dartmouth College. He is a CPA in New York and Massachusetts.
Valerie A.  Mosley. Ms. Mosley has served as a member of the Eaton Vance Fund Boards since 2014. In 2020, she founded Upward Wealth, Inc., doing business as BrightUp, a fintech platform focused on helping everyday workers grow their net worth and reinforce their self-worth. From 1992 through 2012, Ms. Mosley served in several capacities at Wellington Management Company, LLP, an investment management firm, including as a Partner, Senior Vice President, Portfolio Manager and Investment Strategist. Ms. Mosley also served as Chief Investment Officer at PG Corbin Asset Management from 1990-1992 and worked in institutional corporate bond sales at Kidder Peabody from 1986-1990. She is a Director of DraftKings, Inc., a digital sports entertainment and gaming company. In addition, she is also a board member of Caribou Financial, Inc., an auto loan refinancing company. Ms. Mosley previously served as a Director of Dynex Capital, Inc., a mortgage REIT, from 2013-2020, a Director of Progress Investment Management Company, a manager of emerging managers, until 2020, a Director of  Groupon, Inc., an e-commerce platform from 2020-2022, and a Director of Envestnet, Inc., a provider of intelligent systems for wealth management and financial wellness, from 2018-2024. She serves as a trustee or board member of several major non-profit organizations and endowments. Ms. Mosley earned a Bachelor of Arts degree in History from Duke University and a Master of Business Administration degree from The Wharton School, University of Pennsylvania. Ms. Mosley was a CFA® charterholder during her professional investment career.
Keith Quinton. Mr. Quinton has served as a member of the Eaton Vance Fund Boards since 2018 and is the Chairperson of the Closed-End Fund Committee.   He had over thirty years of experience in the investment industry before retiring from Fidelity Investments, where he served as a portfolio manager and senior quantitative analyst from 2001 through 2014. Prior to joining Fidelity, Mr. Quinton was a vice president and quantitative analyst at MFS Investment Management from 2000-2001. From 1997 through 2000, he was a senior quantitative analyst at Santander Global Advisors and, from 1995 through 1997, Mr. Quinton was senior vice president in the quantitative equity research department at Putnam Investments. Prior to joining Putnam Investments, Mr. Quinton served in various investment roles at Eberstadt Fleming, Falconwood Securities Corporation and Drexel Burnham Lambert, where he began his career in the investment industry as a senior quantitative analyst in 1983. Mr. Quinton served as an Independent Investment Committee Member of the New Hampshire Retirement System, a five member committee that manages investments based on the investment policy and asset allocation approved by the board of trustees (2017-2021), and as a Director (2016-2021) and Chairman (2019-2021) of the New Hampshire Municipal Bond Bank. Mr. Quinton earned an Artium Baccalaurei degree in Russian from Dartmouth College and a Master of Business Administration degree from Amos Tuck School, Dartmouth College. Mr. Quinton was a CFA® charterholder during his professional investment career.
Marcus  L. Smith. Mr. Smith has served as a member of the Eaton Vance Fund Boards since 2018 and is the Chairperson of the Portfolio Management Committee. He was elected to the Governing Council of the Independent Directors Council (IDC), where he serves on the Education and Engagement Committee.  Mr. Smith has been an Independent Director at First Industrial Realty Trust, Inc. (NYSE: FR), a fully integrated REIT specializing in industrial real estate, since 2021, where he serves on the Audit, Investment, and Nominating & Governance Committees. Since 2017, he has served on the Board of Directors  of MSCI Inc. (NYSE: MSCI), a leading global provider of investment decision support tools, where he chairs the Audit Committee and is a member of the Strategy & Finance Committee. Mr. Smith was previously a Director of DCT Industrial Trust Inc. (NYSE: DCT) from 2017 until its acquisition by Prologis in 2018, serving on the Audit and Nominating & Corporate Governance Committees. He spent over two decades at MFS Investment Management, where he led the $23 billion International Equity portfolio and held senior roles including Chief Investment Officer for Canada and Asia.   Earlier in his career,  Mr. Smith was a senior consultant at Andersen Consulting (now Accenture) and served as a U.S. Army Reserve Officer. His nonprofit engagements include current board roles with Facing History and Ourselves, the Core Knowledge Foundation, and the Harvard Medical School Advisory Council on Education. He previously served as a trustee of the University of Mount Union (2008-2020) and on the Boston Advisory Board of the Posse Foundation (2015-2021). Mr. Smith earned a Bachelor of Science degree in Computer Science, cum laude, from the University of Mount Union and a Master of Business Administration degree from The Wharton School, University of Pennsylvania.
Nancy Wiser Stefani. Ms. Stefani has served as a member of the Eaton Vance Fund Boards since 2022 and is the Chairperson of the Compliance Reports and Regulatory Matters Committee. Prior to its acquisition in 2024, she also served as a corporate Director for Rimes Technologies, a data management company based in London (2022-2024). Ms. Stefani has over 35 years of experience in the investment management and financial services industry. From 2011-2021, Ms. Stefani served as an Executive Vice President, Global Head of Operations and Treasurer of Wells Fargo Funds, at Wells Fargo Asset Management, where she oversaw operations and governance matters. In the role of governance, Ms. Stefani served as chairman of the board for the Wells Fargo Asset Management United Kingdom and Luxembourg legal entities as well as the Luxembourg funds. Additionally, Ms. Stefani served as the Treasurer for the Wells Fargo Funds from 2012-2021. Prior to joining Wells Fargo Asset Management, Ms. Stefani served as Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management, from 2008-2011, and GMN Capital Management, from 2006-2007, where she oversaw all non-investment activities. She currently serves on the University of Minnesota Foundation Board of Trustees (since 2022) and previously served on several other non-profit boards including her alma mater Providence College Business Advisory board, Boston Scores and the National Black MBA Advisory board. Ms. Stefani earned a Bachelor of Science degree in Business Administration from Providence College.
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Susan  J. Sutherland. Ms. Sutherland has served as a member of the Eaton Vance Fund Boards since 2015 and is the Chairperson of the Governance Committee. Since 2023, she has also served as a Director of Ascot Underwriting Limited, a UK based subsidiary of Ascot Group Limited, and is formerly a Director of Ascot Group Limited from 2017-2025.   Ascot Group Limited, through its related businesses including Syndicate 1414 at Lloyd’s of London, is a leading global underwriter of specialty property and casualty insurance and reinsurance. In addition, Ms. Sutherland was a Director of Kairos Acquisition Corp. from 2021 until its dissolution in 2023, which had concentrated on acquisition and business combination efforts within the insurance and insurance technology (also known as “InsurTech”) sectors. Ms. Sutherland was also a Director of Montpelier Re Holdings Ltd., a global provider of customized reinsurance and insurance products, from 2013 until its sale in 2015 and of Hagerty Holding Corp., a leading provider of specialized automobile and marine insurance from 2015-2018. From 1982 through 2013, Ms. Sutherland was an associate, counsel and then a partner in the Financial Institutions Group of the global law firm Skadden, Arps, Slate, Meagher & Flom LLP, where she primarily represented U.S. and international insurance and reinsurance companies, investment banks and private equity firms in insurance-related corporate transactions. In addition, Ms. Sutherland has also served as a board member of prominent non-profit organizations. Ms. Sutherland earned a Bachelor of Arts degree in political science, with highest honors, from Denison University and a Juris Doctor degree from New York University School of Law, where she was a Root-Tilden Scholar.
Scott  E. Wennerholm. Mr. Wennerholm has served as a member of the Eaton Vance Fund Boards since 2016 and is the Independent   Chairperson of the Board. He has over 30 years of experience in the financial services industry in various leadership and executive roles. Mr. Wennerholm served as Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management from 2005-2011. He also served as Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management from 1997-2004 and was a Vice President at Fidelity Investments Institutional Services from 1994-1997. In addition, Mr. Wennerholm served as a Trustee at Wheelock College, a postsecondary institution from 2012-2018. Mr. Wennerholm earned Bachelor of Arts degrees in Business Administration and in Philosophy from Furman University and a Master of Business Administration degree from Boston University. He has held FINRA licenses in Series 7, 24, 27, and 63.
The Board(s) has several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee, the Closed-End Fund Committee and the Contract Review Committee. Each of the Committees are comprised of only noninterested Trustees.
Mses. Sutherland  (Chairperson), Frost, Mosley  and Stefani, and  Messrs. Bowser,  Gorman, Quinton, Smith and Wennerholm are members of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board with respect to the structure, membership and operation of the Board and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board and the compensation of such persons. During the fiscal year ended August 31, 2025, the Governance Committee convened ten times.
The Governance Committee will, when a vacancy exists, consider a nominee for Trustee recommended by a shareholder, provided that such recommendation is submitted in writing to the  Trust’s Secretary at the principal executive office of the Trust. Such recommendations must be accompanied by biographical and occupational data on the candidate (including whether the candidate would be an “interested person” of the Trust), a written consent by the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the Trust, and a description of any arrangements or understandings regarding recommendation of the candidate for consideration.
Messrs. Gorman (Chairperson) and Wennerholm and Mses. Mosley and Stefani are members of the Audit Committee.  The Audit Committee’s purposes are to (i) oversee the Fund’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the Fund’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Fund’s compliance with legal and regulatory requirements that relate to the Fund’s  accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of the Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of the Fund. During the fiscal year ended August 31, 2025, the Audit Committee convened ten times.
Messrs. Gorman  (Chairperson), Bowser,  Quinton, Smith and Wennerholm, and Mses. Frost, Mosley, Stefani and  Sutherland are members of the Contract Review Committee. The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board concerning the following matters: (i) contractual arrangements with each service provider to the Funds, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Fund or investors therein; and (iii) any other matter appropriate for review by the  noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board. During the fiscal year ended August 31, 2025, the Contract Review Committee convened five times.
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Messrs. Smith (Chairperson) and Gorman and Mses. Frost and Mosley are members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board in its oversight of the portfolio management process employed by the Fund and its  investment adviser and sub-adviser(s), if applicable, relative to the Fund’s stated objective(s), strategies and restrictions; (ii) assist the Board in its oversight of the trading policies and procedures and risk management techniques applicable to the Fund; and (iii) assist the Board in its monitoring of the performance results of all funds and portfolios, giving special attention to the performance of certain funds and portfolios that it or the Board identifies from time to time. During the fiscal year ended August 31, 2025, the Portfolio Management Committee convened seven times.
Mses. Stefani  (Chairperson) and Sutherland and  Messrs. Bowser  and Quinton are members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Fund; (ii) serve as a liaison between the Board and the Fund’s CCO; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended August 31, 2025, the Compliance Reports and Regulatory Matters Committee convened eight times.
Messrs. Quinton (Chairperson) and Bowser and Mses. Frost and Sutherland are members of the Closed-End Fund Committee. The purpose of the Committee is to assist the Board of the Eaton Vance Closed-End Funds in the oversight of the Closed-End Funds, including secondary market trading, capital structure, distribution policies and other matters as delegated by the Board. The Closed-End Fund Committee was established in October 2024 and met six times during the Fund’s fiscal year ended August 31, 2025. In addition, during the fiscal year ended  August 31, 2025, the predecessor to the Closed-End Fund Committee, the Ad Hoc Committee for Closed-End Fund Matters, convened three times.
Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in the Eaton Vance family of funds overseen by the Trustee, which may include shares, if any, deemed to be beneficially owned by a  noninterested Trustee through a deferred compensation plan as of December 31, 2024.

Name of Trustee	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in Funds Overseen by Trustee in the Eaton Vance Family of Funds
Noninterested Trustees
Alan C. Bowser	None	Over $100,000
Cynthia E. Frost	None	Over $100,000
George J. Gorman	None	Over $100,000
Valerie A. Mosley	None	Over $100,000
Keith Quinton	None	Over $100,000
Marcus L. Smith	None	Over $100,000
Nancy Wiser Stefani	None	Over $100,000
Susan J. Sutherland	Over $100,000	Over $100,000
Scott E. Wennerholm	None	Over $100,000
As of December 31, 2024, no noninterested Trustee  or any of their immediate family members owned beneficially or of record any class of securities of Morgan Stanley, EVD, any sub-adviser, if applicable, or any person controlling, controlled by or under common control with Morgan Stanley or EVD or any sub-adviser, if applicable, collectively (“Affiliated Entity”).
During the calendar years ended December 31, 2023 and December 31, 2024, no noninterested Trustee  (or their immediate family members) had:

(1)	Any direct or indirect interest in any Affiliated Entity;

(2)	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any fund; (ii) another fund managed or distributed by any Affiliated Entity; (iii) any Affiliated Entity; or (iv) an officer of any of the above; or

(3)	Any direct or indirect relationship with (i) the Trust or any fund; (ii) another fund managed or distributed by any Affiliated Entity; (iii) any Affiliated Entity; or (iv) an officer of any of the above.

During the calendar years ended December 31, 2023 and December 31, 2024, no officer of any Affiliated Entity served on the Board of Directors of a company where a noninterested Trustee of the Trust  or any of their immediate family members served as an officer.
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Noninterested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan  (the “Deferred Compensation Plan”). Under the Deferred Compensation Plan, an eligible Board member may elect to have all or a portion of his or her deferred fees invested in the shares of one or more funds in the Eaton Vance family of funds, and the amount paid to the Board members under the Deferred Compensation Plan will be determined based upon the performance of such investments. Deferral of Board members’ fees in accordance with the Deferred Compensation Plan will have a negligible effect on the assets, liabilities, and net income of a participating fund or portfolio, and do not require that a participating Board member be retained. There is no retirement plan for Board members.
The fees and expenses of the Trustees of the Trust are paid by the Fund (and other series of the Trust). During the fiscal year ended August 31, 2025, the Trustees of the Trust  earned the following compensation in their capacities as Board members from the Trust. For the year ended December 31,  2024, the Board members earned the following compensation in their capacities as members of the Eaton Vance  Fund Boards1:

Source of Compensation	Trust[1]	Trust and Fund Complex[2]
Alan C. Bowser	$34,753	$395,000
Cynthia E. Frost	$33,913	$395,000
George J. Gorman	$44,081	$545,000
Valerie A. Mosley	$35,825	$430,000[3]
Keith Quinton	$37,671	$420,000
Marcus L. Smith	$36,521	$430,000
Nancy Wiser Stefani	$35,556	$410,000
Susan J. Sutherland	$37,709	$432,500
Scott E. Wennerholm	$37,766	$445,000
1	As of January 1, 2026, the Eaton Vance fund complex consists of 122 registered investment companies or series thereof. Mr. Mark R. Fetting, who served as a Trustee of the Trust since 2016 and Chairperson of the Board since 2025, passed away unexpectedly on August 9, 2025. For the fiscal year ended August 31, 2025, he received Trustee fees of $39,697 from the Trust. For the calendar year ended December 31, 2024, he received $430,000 from the Trust and Fund Complex.
2	The Trust consisted of 10 Funds as of August 31, 2025.
3	Includes $30,000 of deferred compensation.
Fund Organization
Trust. The Fund is a series of the Trust, which was organized under Massachusetts law on May 25, 1989 as a trust with transferable shares, commonly referred to as a “Massachusetts business trust” and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders of the Trust are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of all Funds in the Trust will be voted together with respect to the election or removal of Trustees and on other matters affecting all Funds similarly. On matters affecting only a particular Fund, all shareholders of the affected Fund will vote together as a single class, except that only shareholders of a particular class may vote on matters affecting only that class.  Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.
As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that any Trustee may be removed with or without cause, by (i) the affirmative vote of holders of two-thirds of the shares or, (ii) the affirmative vote of, or written instrument, signed by at least two-thirds of the remaining Trustees, provided however, that the removal of any noninterested Trustee shall additionally require the affirmative vote of, or a written instrument executed by, at least two-thirds of the remaining noninterested Trustees. No person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.
The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series, if they deem it necessary to conform it to applicable federal or state laws or regulations, or to make such other changes (such as reclassifying series or classes of shares or  restructuring the Trust) provided such changes do not have a materially adverse effect on the financial interests of shareholders. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against
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liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification is required to be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
The Trust’s Declaration of Trust provides that any legal proceeding brought by or on behalf of a shareholder seeking to enforce any provision of, or based upon any matter arising out of, related to or in connection with, the Declaration of Trust, the Trust, any Fund or Class or the shares of any Fund must be brought exclusively in the United States District Court for the District of Massachusetts or, if such court does not have jurisdiction for the matter, then in the Superior Court of Suffolk County for the Commonwealth of Massachusetts. If a shareholder brings a claim in another venue and the venue is subsequently changed through legal process to the foregoing Federal or state court, then the shareholder will be required to reimburse the Trust and other persons for the expenses incurred in effecting the change in venue.
The Trust’s Declaration of Trust also provides that, except to the extent explicitly permitted by Federal law, a shareholder may not bring or maintain a court action on behalf of the Trust or any Fund or class of shares (commonly referred to as a derivative claim) without first making demand on the Trustees requesting the Trustees to bring the action. Within 90 days of receipt of the demand, the Trustees will consider the merits of the claim and determine whether commencing or maintaining an action would be in the best interests of the Trust or the affected Fund or Class. Any decision by the Trustees to bring, maintain or settle, or to not bring, maintain or settle the action, will be final and binding upon shareholders and therefore no action may be brought or maintained after a decision is made to reject a demand. In addition, the Trust’s Declaration of Trust provides that, to the maximum extent permitted by law, each shareholder acknowledges and agrees that any alleged injury to the Trust’s property, any diminution in the value of a shareholder’s shares and any other claim arising out of or relating to an allegation regarding the actions, inaction or omissions of or by the Trustees, the officers of the Trust or the investment adviser of the  Fund is a legal claim belonging only to the Trust and not to the shareholders individually and, therefore, that any such claim is subject to the demand requirement for derivative claims referenced above.
The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class  thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class  thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class  thereof entitled to vote thereon shall be sufficient authorization; or (2) by the approval of a majority of the Trustees then in office, to be followed by a written notice to shareholders.
Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust, upon request by the shareholder, shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the  Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liabilities exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.
Proxy Voting Policy. The Board adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Board has delegated proxy voting responsibility to the investment adviser and sub-adviser and adopted the proxy voting policies and procedures of the investment adviser and sub-adviser  (the “Adviser Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of research, execution recordkeeping and reporting services. The members of the Board will review the Fund’s  proxy voting records from time to time and will review annually the Adviser Policies. For a copy of the Fund Policy and Adviser Policies, see Appendix E and Appendix F, respectively. Pursuant to certain provisions of the 1940 Act relating to funds investing in other funds, a Fund may be required or may elect to vote its interest in another fund in the same proportion as the holders of all other shares of that fund. Information on how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, (2) on the SEC’s website at http://www.sec.gov and (3) on the Fund’s website at https://www.eatonvance.com.
INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES
Investment Advisory Services. As described in the Prospectus, Eaton Vance is the investment adviser to the Fund and Eaton Vance Advisers International Ltd. (“EVAIL”) is a sub-adviser to the Fund. Eaton Vance and EVAIL, and their predecessor organizations have been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and EVAIL are indirect wholly owned subsidiaries  of Morgan Stanley (NYSE: MS), a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory
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services. Registered investment companies advised by Eaton Vance, BMR, Morgan Stanley Investment Management, Inc. or CRM, each of which is an indirect wholly-owned subsidiary of Morgan Stanley, are considered to be related companies that are part of the same “group of investment companies” for purposes of investment in and by such companies pursuant to Section 12(d)(1)(G) of the 1940 Act and Rule 12d1-4 under the 1940 Act.
The investment adviser manages the investments and affairs of the Fund and provides  related office facilities and personnel subject to the supervision of the Trust.  The investment adviser and the sub-adviser furnish investment research, advice and supervision, furnish an investment program and determine  what securities will be purchased, held or sold by the Fund  and what portion, if any, of the Fund’s assets will be held uninvested. The investment advisory agreement between the Fund and Eaton Vance (the “Investment Advisory Agreement” or the “Agreement”) and the investment sub-advisory agreement between Eaton Vance and EVAIL (the “Investment Sub-Advisory Agreement” or the “Agreement”) require the investment adviser or sub-adviser, as the case may be, to pay the compensation and expenses of all officers and Trustees who are members of the investment adviser’s or sub-adviser’s organization and all personnel of the investment adviser or sub-adviser performing services relating to research and investment activities.
For a description of the current asset-based investment advisory fee rate that the Fund pays Eaton Vance, see the Prospectus. Eaton Vance may receive a performance-based upward or downward adjustment to the asset-based investment advisory fee.
The performance fee adjustment to the asset-based investment advisory fee of the Fund is as follows: the asset-based investment advisory fee is subject to upward or downward adjustment depending upon whether, and to what extent, the investment performance of the Fund differs by at least one percentage point from the record of the  MSCI World Health Care Index over a 36-month period. Each percentage point difference is multiplied by a performance adjustment rate of 0.015%. The maximum adjustment plus/minus is 0.15%. One twelfth (1/12) of this adjustment is applied each month to the average daily net assets of the Fund over the entire performance period. This adjustment shall be based on a rolling period of up to and including the most recent 36 months. Fund performance shall be measured by total return as computed under Rule 482 under the 1933 Act.
The following table sets forth the net assets at August 31, 2025 and the advisory fees during the last three fiscal years.

	Advisory Fees for Fiscal Years Ended[1]
Net Assets at August 31, 2025	August 31, 2025	August 31, 2024	August 31, 2023
$834,121,078	$6,111,342	$6,480,331	$6,225,552
1	For the fiscal year ended August 31, 2025, the investment advisory fee paid by Eaton Vance by the Fund included an upward performance adjustment of $146,959. For the fiscal year ended August 31, 2024, the investment advisory fee paid by Eaton Vance by the Fund included an upward performance adjustment of $134,935. For the fiscal year ended August 31, 2023, the investment advisory fee paid to Eaton Vance by the Fund included a downward performance adjustment of $198,689.
Pursuant to expense reimbursement agreements described in the prospectus, Eaton Vance was allocated $280,889, $301,925 and $379,817 in total of Fund operating expenses for the fiscal years ended August 31, 2025, August 31, 2024 and August 31, 2023, respectively, for the Fund.
Pursuant to the Investment Sub-Advisory Agreement between Eaton Vance and EVAIL, Eaton Vance pays compensation to EVAIL for providing sub-advisory services to the Fund. The following table sets forth the sub-advisory fees paid to EVAIL for the fiscal years ended August 31, 2025, August 31, 2024 and August 31, 2023.

Sub-Advisory Fees for Fiscal Years Ended
August 31, 2025	August 31, 2024	August 31, 2023
$1,899,331	$2,022,309	$2,089,611
Pursuant to expense reimbursement agreements described in the prospectus, EVAIL was allocated $88,636, $95,274 and $126,333 in total of Fund operating expenses for the fiscal years ended August 31, 2025, August 31, 2024 and August 31, 2023, respectively.
Each Investment Advisory Agreement and Investment Sub-Advisory Agreement continue in effect through and including the second anniversary of its execution and shall continue in full force and effect indefinitely thereafter, but only so long as such continuance after such second anniversary is specifically approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast at a meeting specifically called for the purpose of voting on such approval pursuant to the requirements of the 1940 Act and (ii) by the Board of the Trust or by vote of a majority of the outstanding voting securities of the Fund. Each Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by either party, or by vote of the majority of the outstanding voting securities of the Fund, and  each  Agreement will terminate automatically in the event of its assignment. Each  Agreement provides that the investment adviser or sub-adviser  may render services to others. Each Agreement also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment. Each  Agreement is not intended to, and does not, confer upon any person not a party to it any right, benefit or remedy of any nature.
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Information About BMR and Eaton Vance. Eaton Vance is a business trust  organized under the laws of the Commonwealth of Massachusetts. EV serves as trustee of BMR and Eaton Vance. EV, Eaton Vance and BMR  are indirect wholly owned subsidiaries of Morgan Stanley (NYSE: MS), a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services.
Code of Ethics. The investment adviser, sub-adviser, principal underwriter, and the Fund have adopted Codes of Ethics governing personal securities transactions pursuant to Rule 17j-1 under the 1940 Act. Under the Codes, employees of the investment adviser, the sub-adviser and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by the Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and/or other procedures.
Information About EVAIL. EVAIL provides investment advice to institutional clients and pooled investment vehicles. EVAIL is an indirect, wholly-owned subsidiary of Morgan Stanley. EVAIL was originally organized in 2015.
Portfolio Manager(s). The portfolio manager(s) (each referred to as a “portfolio manager”) of  the Fund are listed below. The following table shows, as of the Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Jason Kritzer
Registered Investment Companies[1]	1	$835.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Samantha Pandolfi
Registered Investment Companies[1]	1	$835.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
1	Includes the Fund.
The following table shows the dollar range of equity securities beneficially owned (or held notionally through IMAP) in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended  August 31, 2025 and in the Eaton Vance family of funds as of December 31, 2024.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Jason Kritzer	$500,001 - $1,000,000	$500,001 - $1,000,000
Samantha Pandolfi	$100,001 - $500,000	$50,001 - $100,000
It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. The investment adviser and a sub-adviser have adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s and sub-adviser’s  trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.
Compensation Structure for Eaton Vance and EVAIL. The compensation structure of MSIM, including its affiliates that are investment advisers, is based on a total reward system of base salary and incentive compensation, which is paid either in the form of cash bonus, or for employees meeting the specified deferred compensation eligibility threshold, partially as a cash bonus and partially as mandatory deferred compensation. Deferred compensation granted to employees of MSIM and its affiliates that are investment advisers is generally granted as a mix of deferred cash awards under the Investment Management Alignment Plan (IMAP) and equity-based awards in the form of stock units. The portion of incentive compensation granted in the form of a deferred compensation award and the terms of such awards are determined annually by the Compensation, Management Development and Succession Committee of the Morgan Stanley Board of Directors.
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Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the investment adviser.
Incentive compensation. In addition to base compensation, portfolio managers may receive discretionary year-end compensation.
Incentive compensation may include:

■	Cash bonus

■	Deferred compensation:

■
A mandatory program that defers a portion of incentive compensation into restricted stock units or other awards based on Morgan Stanley common stock or other plans that are subject to vesting and other conditions.

■
IMAP is a cash-based deferred compensation plan designed to increase the alignment of participants’ interests with the interests of the investment adviser’s clients. For eligible employees, a portion of their deferred compensation is  mandatorily deferred into IMAP on an annual basis. Awards granted under IMAP are notionally invested in referenced funds available pursuant to the plan, which are funds advised by MSIM and its affiliates that are investment advisers. Portfolio managers are required to notionally invest a minimum of 40% of their account balance in the designated funds that they manage and are included in the IMAP notional investment fund menu.

■
Deferred compensation awards are typically subject to vesting over a multi-year period and are subject to cancellation through the payment date for competition, cause (i.e., any act or omission that constitutes a breach of obligation to the Fund, including failure to comply with internal compliance, ethics or risk management standards, and failure or refusal to perform duties satisfactorily, including supervisory and management duties), disclosure of proprietary information, and solicitation of employees or clients. Awards are also subject to clawback through the payment date if an employee’s act or omission (including with respect to direct supervisory responsibilities) causes a restatement of the firm’s consolidated financial results, constitutes a violation of the firm’s global risk management principles, policies and standards, or causes a loss of revenue associated with a position on which the employee was paid and the employee operated outside of internal control policies.

MSIM and its affiliates that are investment advisers compensate employees based on principles of pay-for-performance, market competitiveness and risk management. Eligibility for, and the amount of any, discretionary compensation is subject to a multi-dimensional process. Specifically, consideration is given to one or more of the following factors, which can vary by portfolio management team and circumstances:

■	Revenue and profitability of the business and/or each fund/account managed by the portfolio manager

■	Revenue and profitability of the firm

■	Return on equity and risk factors of both the business units and Morgan Stanley

■	Assets managed by the portfolio manager

■	External market conditions

■	New business development and business sustainability

■	Contribution to client objectives

■	Team, product and/or MSIM and its affiliates that are investment advisers performance

■
The pre-tax investment performance of the funds/accounts managed by the portfolio manager  (which may, in certain cases, be measured against the applicable benchmark(s) and/or peer group(s) over one, three and five-year periods)

■	Individual contribution and performance

Further, the firm’s Global Incentive Compensation Discretion Policy requires compensation managers to consider only legitimate, business related factors when exercising discretion in determining variable incentive compensation, including adherence to Morgan Stanley’s core values, conduct, disciplinary actions in the current performance year, risk management and risk outcomes.
Commodity Futures Trading Commission Registration. The CFTC  has adopted certain regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the investment adviser or sub-adviser with respect to the operation of the Fund is subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act. Because of their management of other strategies, Eaton Vance, BMR and EVAIL are registered with the CFTC as commodity pool operators. Eaton Vance and EVAIL are also registered as commodity trading advisors. BMR claims an exemption of “commodity trading advisor.”  The CFTC has neither reviewed nor approved the Fund’s investment strategies or this SAI.
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Administrative Services. As indicated in the Prospectus, Eaton Vance serves as administrator of the Fund under an Administrative Services Agreement for providing administrative services to the Fund. Under the Administrative Services Agreement, Eaton Vance has been engaged to administer the Fund’s affairs, subject to the supervision of the Board, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.
As of August 31, 2025, the Fund had net assets of $834,121,078. For the fiscal years ended August 31, 2025, August 31, 2024 and August 31, 2023, the administration fee amounted to $1,410,774, $1,508,930 and $1,529,410, respectively, which was equivalent to 0.15%, 0.15% and 0.15%, respectively, of the Fund’s average daily net assets.
Sub-Transfer Agency Support Services. Eaton Vance provides sub-transfer agency and related services to Eaton Vance mutual funds pursuant to a Sub-Transfer Agency Support Services Agreement. Under the agreement, Eaton Vance provides: (1) specified sub-transfer agency services; (2) compliance monitoring services; and (3) intermediary oversight services. For the services it provides, Eaton Vance receives an aggregate annual fee equal to the actual expenses incurred by Eaton Vance in the performance of such services. The Fund pays a pro rata share of such fee. For the fiscal year ended August 31, 2025, Eaton Vance earned $105,122 from the Fund pursuant to the agreement.
Expenses. The Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the sub-adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. Pursuant to the Amended and Restated Multiple Class Plan for Eaton Vance Funds, Fund expenses are allocated to each class on a pro rata basis, except that distribution and service fees are allocated exclusively to the class that incurs them.
OTHER SERVICE PROVIDERS
Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), One Post Office Square, Boston, MA 02109 is the principal underwriter of the  Fund with respect to the continuous offering of the Fund’s shares. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the  Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the members of the Board (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Agreement or any applicable Distribution Plan), may be terminated on sixty days’ notice either by such Trustees  or by vote of a majority of the outstanding Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is an indirect wholly owned subsidiary of Morgan Stanley.
Custodian. State Street Bank and Trust Company (“State Street”), One Congress Street, Boston, MA 02114-2016, serves as custodian to the Fund. State Street has custody of all cash and securities of the Fund, maintains the general ledger of the Fund and computes the daily net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with  the  Fund’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. State Street also provides services in connection with the preparation of shareholder reports and Form N-CSR filings and the electronic filing of such reports with the SEC.
Independent Registered Public Accounting Firm. Deloitte & Touche LLP (“Deloitte”), 115 Federal Street, Suite 15, Boston, MA 02110-1894, independent registered public accounting firm, audits the Fund’s  financial statements. Deloitte and/or its affiliates provide other audit and related services to the Fund.
Transfer Agent. BNY Mellon Investment Servicing (US) Inc., P.O. Box 534439, Pittsburgh, PA 15253-4439, serves as transfer and dividend disbursing agent for the  Fund.
Securities Lending Agent. State Street serves as securities lending agent. For the fiscal year ended August 31, 2025, State Street provided the following administrative services pursuant to a Securities Lending Authorization Agreement with the Fund  listed in the table(s) below, subject to guidelines and restrictions provided by the Fund: (i) entering into loans with approved borrowers; (ii) receiving/holding collateral from borrowers and facilitating the investment/reinvestment of cash collateral; (iii) monitoring daily the market value of the loaned securities and collateral, including receiving and delivering additional collateral as necessary from/to borrowers; (iv) negotiating loan terms and, when necessary, loan premiums; (v) selecting securities to be loaned; (vi) recordkeeping, account servicing and providing statements; (vii) monitoring dividend/distribution activity and crediting the Fund account when necessary; and (viii) arranging for the return of loaned securities to the Fund at loan termination. Income and fees accrued from securities lending activities for the fiscal year ended August 31, 2025  are shown in the following table(s).
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Securities Lending Activities
Gross income from securities lending activities	287,167
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$8,167
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$1,997
Administrative fees not included in revenue split	$0
Indemnification fee not included in revenue split	$0
Rebate (paid to borrowers)	$230,720
Other fees not included in revenue split	$0
Aggregate fees/compensation for securities lending activities	$240,884
Net income from securities lending activities	$46,283
CALCULATION OF NET ASSET VALUE
The net asset value of the Fund is determined by State Street (as agent and custodian) by subtracting the liabilities of the Fund from the value of its total assets. The Fund is closed for business and will not issue a net asset value on the following business holidays and any other business day that the NYSE is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s net asset value per share is readily accessible on the Eaton Vance website (www.eatonvance.com).
The Board has approved procedures pursuant to which investments are valued for purposes of determining the Fund’s net asset value. Listed below is a summary of the methods generally used to value investments (some or all of which may be held by the Fund) under the procedures.

■
Equity securities (including common stock, exchange-traded funds, closed-end funds, preferred equity securities, exchange-traded notes and other instruments that trade on recognized stock exchanges) are valued at the last sale, official close or, if there are no reported sales, at the mean between the bid and asked price on the primary exchange on which they are traded.

■
Most debt obligations are valued on the basis of market valuations furnished by a pricing service or at the mean of the bid and asked prices provided by recognized broker/dealers of such securities. The pricing service may use a pricing matrix to determine valuation.

■	Short-term instruments with remaining maturities of less than 397 days are valued on the basis of market valuations furnished by a pricing service or based on dealer quotations.

■	Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange quotations supplied by a pricing service.

■
Senior and Junior Loans (as defined in the “Additional Information About Investment Strategies and Risks” section of this SAI) are valued on the basis of prices furnished by a pricing service. The pricing service uses transactions and market quotations from brokers in determining values.

■	Futures contracts are valued at the settlement or closing price on the primary exchange or board of trade on which they are traded.

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Exchange-traded options are valued at the mean of the bid and asked prices. Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).

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Non-exchange traded derivatives (including swap agreements, forward contracts and equity participation notes) are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the  counterparty) or, for total return swaps, based on market index data.

■	Precious metals are valued at the New York Composite mean quotation.

■	Liabilities with a payment or maturity date of 364 days or less are stated at their principal value and longer dated liabilities generally will be carried at their fair value.

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Valuations of foreign equity securities and total return swaps and exchange-traded futures contracts on non-North American equity indices are generally based on fair valuation provided by a pricing service.

Investments which are unable to be valued in accordance with the foregoing methodologies are valued using fair value methods by the investment adviser as the Fund’s ″valuation designee″ pursuant to Rule 2a-5 of the 1940 Act. The investment adviser, as valuation designee, is responsible for establishing fair valuation methodologies and making fair value determinations on behalf of the Funds for those portfolio securities for which no readily available market quotations exist (or for which market quotations are not reliable) and for other Fund investments that are not securities. Such fair value methodologies may include consideration of relevant factors, including but not limited to (i) the type of security and the existence of any contractual restrictions on the
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security’s disposition; (ii) the price and extent of public trading in similar securities of the issuer or of comparable companies or entities; (iii) quotations or relevant information obtained from broker-dealers or other market participants; (iv) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (v) an analysis of the company’s or entity’s financial statements; (vi) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; (vii) any transaction involving the issuer of such securities; and (viii) any other factors deemed relevant by the investment adviser. For purposes of fair valuation, the portfolio managers of one fund managed by the investment adviser that invests in Senior and Junior Loans may not possess the same information about a Senior or Junior Loan as the portfolio managers of another fund managed by the investment adviser. As such, at times the fair value of a Loan determined by certain portfolio managers of the investment adviser may vary from the fair value of the same Loan determined by other portfolio managers.
PURCHASING AND REDEEMING SHARES
Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. The U.S. registered Eaton Vance  funds generally do not accept investments from residents of the European Union, the United Kingdom or Switzerland, although may do so to the extent that the Eaton Vance  funds may be lawfully offered in a relevant jurisdiction (including at the initiative of the investor). Fund shares are continuously offered through financial intermediaries which have entered into agreements with the principal underwriter. Fund shares are sold at the public offering price, which is the net asset value next computed after receipt of an order plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the financial intermediaries responsible for selling Fund shares. The sales charge table for Class A shares in the Prospectus is applicable to purchases of Class A shares of the  Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A  shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges.”
Class I Share Purchases. Class I  shares are available for purchase by clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and employer sponsored retirement plans. Class I  shares may also be available through brokerage platforms of broker-dealer firms that have agreements with the Fund’s principal underwriter to offer Class I shares solely when acting as an agent for the investor. An investor acquiring Class I shares through such platforms may be required to pay a commission and/or other forms of compensation to the broker. Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance and its affiliates; current and retired members of Eaton Vance Fund Boards; employees of Eaton Vance  and its affiliates and such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.
Class R Share Purchases. Class R shares are available for purchase by clients of financial intermediaries who charge an advisory, management or consulting or similar fee for their services; accounts affiliated with those financial intermediaries; and in connection with certain employer sponsored retirement plans and Individual Retirement Account rollover accounts.
Waiver of Investment Minimums. In addition to waivers described in the Prospectus, minimum investment amounts are waived for individual plan participants in an employer sponsored retirement plan; current and retired members of Eaton Vance Fund Boards; clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers to the Eaton Vance family of funds; and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of the Fund’s  custodian and transfer agent and in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof). Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.
Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of  shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of  the Fund or class, the investment climate and market conditions and the volume of sales and redemptions of shares. The Class A, Class C and Class R Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no obligation to continue any Plan for any particular period of time.  Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.
Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the NYSE is closed (other than for customary weekend and holiday closings), during periods when trading on the NYSE is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund  to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.
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Due to the high cost of maintaining small accounts, the Trust  reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. No contingent deferred sales charge (“CDSC”) or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.
As disclosed in the Prospectus, the  Fund typically expects to meet redemption requests by (i) distributing any cash holdings, (ii) selling portfolio investments and/or (iii) borrowing from a bank under a line of credit. In addition to the foregoing, the Fund also may distribute securities as payment (a so-called “redemption in-kind”), in which case the redeeming shareholder may pay fees and commissions to convert the securities to cash. Unless requested by a shareholder, the Fund generally expects to limit use of redemption in-kind to stressed market conditions, but reserves the right to do so at any time.  The Fund may decline a shareholder’s request to receive redemption proceeds in-kind. Any redemption in-kind would be made in accordance with policies adopted by the Fund, which allow the Fund to distribute securities pro rata or as selected by the investment adviser or sub-adviser.
The Fund participates with other funds managed by Eaton Vance and its affiliates, including BMR and CRM, in a $650 million unsecured revolving line of credit agreement and may borrow amounts available thereunder for temporary purposes, such as meeting redemptions.  See “Additional Information about Investment Strategies and Risks - Borrowing for Temporary Purposes” herein. The Fund also has exemptive relief to participate in an interfund lending program with other Eaton Vance funds. Such program is not operational as of the date of this SAI.
In connection with requests to re-issue uncashed checks representing redemption proceeds, the  Fund reserves the right to require the redeeming shareholder to provide Medallion signature guaranteed wire instructions for delivery of redemption proceeds. Redemption proceeds represented by an uncashed check will not earn interest or other return during such time.
As noted above, the  Fund may pay the redemption price of shares of the  Fund, either totally or partially, by a distribution in-kind of securities. All requests for redemptions in-kind must be in good order. Provided the redemption request is received by the Fund not later than 12:00 p.m. (Eastern Time) on the day of the redemption, the Fund may in its discretion, if requested by a redeeming shareholder, provide the redeeming shareholders with an estimate of the securities to be distributed. Any difference between the redemption value of the distributed securities and the value of the Fund shares redeemed will be settled in cash. Securities distributed in a redemption in-kind would be valued pursuant to the Fund’s valuation procedures and selected by the investment adviser or sub-adviser. If a shareholder receives securities in a redemption in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and the value of such securities would be subject to price fluctuations until sold.
Pursuant to its Distribution Agreement with the Trust, the principal underwriter is authorized to repurchase shares offered for redemption to the Fund from time to time and the  Fund is authorized to pay to the principal underwriter the purchase price for such repurchased shares, which shall be the net asset value next determined after the repurchase order, subject to any applicable CDSC payable to the principal underwriter.
Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the ex-dividend date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.
Other Information. The  Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.
SALES CHARGES
Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to financial intermediaries which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain financial intermediaries whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to financial intermediaries. The principal underwriter may allow, upon notice to all financial intermediaries with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such financial intermediaries may be deemed to be underwriters as that term is defined in the 1933 Act.
Purchases at Net Asset Value. Class A  shares may be sold at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform; current and retired members of Eaton Vance  Fund Boards; to clients (including custodial, agency, advisory and trust accounts) and
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current and former Directors, officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to HSAs (Health Savings Accounts) and to employer sponsored retirement plans and trusts used to fund those plans, (3) to officers and employees of the Fund’s custodian and transfer agent , (4) in connection with the ReFlow liquidity program and (5) direct purchases of shares by accounts where no financial intermediary is specified. Class A  shares may also be sold at net asset value to registered representatives and employees of financial intermediaries. Class A shares are also offered at net asset value to shareholders who make a permitted direct transfer or roll-over to an Eaton Vance  prototype individual retirement account (“IRA”) from an employer-sponsored retirement plan previously invested in Eaton Vance funds (applicable only to the portion previously invested in Eaton Vance  funds), provided that sufficient documentation is provided to the transfer agent of such transfer or roll-over at the time of the account opening. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the financial intermediary involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only. A financial intermediary may not, in accordance with its policies and procedures, offer one or more of the waiver categories described above and shareholders should consult their financial intermediary for more information.
CDSC Waiver. CDSCs will be waived in connection with redemptions from employer sponsored retirement plans or IRAs to satisfy required minimum distributions by applying the rate required to be withdrawn under the applicable rules and regulations of the IRS to the balance of shares in your account. CDSCs will also be waived in connection with returning excess contributions made to IRAs.
Statement of Intention. If it is anticipated that $50,000 or more of Class A  shares and shares of other funds exchangeable for Class A shares of another Eaton Vance  fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the statement and purchased during the 13-month period will be included toward the completion of the statement. If you make a statement of intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A statement of intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the statement.
If the amount actually purchased during the 13-month period is less than that indicated in the statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the statement of intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. Shareholders will not receive a lower sales charge if total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the statement. If the sales charge rate changes during the 13-month period, all shares purchased or charges assessed after the date of such change will be subject to the then applicable sales charge.
Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of Fund shares owned by the shareholder. The sales charge on the Fund shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under “Sales Charges” in the Prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her financial intermediary must provide the principal underwriter (in the case of a purchase made through a financial intermediary) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.
Conversion Feature. Effective November 5, 2020 (the “Effective Date”), Class C shares automatically convert to Class A  shares during the month following the eight year anniversary of the purchase of such Class C shares. If the financial intermediary that maintains a Class C shareholder’s account has not tracked the holding period for Class C shares, Class C shares held as of the Effective Date will automatically convert to Class A  shares eight years after the Effective Date. Such conversion shall be effected on the basis of the relative NAVs per share of the two classes without the imposition of any sales charge, fee or other charge. For purposes of this conversion, all distributions paid on such Class C shares which the shareholder elects to reinvest in Class C shares will be considered to be held in a separate sub-account. Upon the conversion of Class C shares not acquired through the reinvestment of distributions, a pro rata portion of the Class C shares held in the sub-account will also convert to such Class A  shares. This portion will be determined by the ratio that such Class C shares being converted bears to the total of Class C shares (excluding shares acquired through reinvestment) in the account.
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Distribution Plans
The Trust has in effect a compensation-type Distribution Plan for Class A shares (the “Class A Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. The Class A  Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A  shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, financial intermediaries and other persons. The distribution and service fees payable under the Class A Plan shall not exceed 0.25%  of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears.  For the distribution and service fees paid by Class A shares, see Appendix A.
The Trust also has in effect a compensation-type Distribution Plan for Class C shares (the “Class C Plan”)  adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, Class C pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75%  of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to financial intermediaries on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expense. The principal underwriter is entitled to receive all distribution fees and CDSCs paid or payable with respect to Class C shares, provided that no such payments will be made that would cause Class C shares to exceed the maximum sales charge permitted by FINRA Rule 2341(d).
The Class C Plan also authorizes the payment of service fees to the principal underwriter, financial intermediaries and other persons in amounts not exceeding an annual rate of 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class C, financial intermediaries currently generally receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25%  of the purchase price of Class C shares sold by such intermediaries, and (b) monthly service fees approximately equivalent to 1/12 of 0.25%  of the value of Class C shares sold by such intermediaries. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to financial intermediaries at the time of sale (if applicable). For the service fees paid, see Appendix B.
The Trust also has in effect a compensation-type Distribution Plan for Class R shares (the “Class R Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. The Class R Plan provides for the payment of a monthly distribution fee to the principal underwriter of up to an annual rate of 0.50% of average daily net assets attributable to Class R shares. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares. The Class R Plan also provides that Class R shares will pay a service fee to the principal underwriter in an amount equal on an annual basis of up to 0.25% of that portion of average daily net assets attributable to Class R shares for personal services and/or the maintenance of shareholder accounts. Service fees are paid monthly in arrears. For the distribution and service fees paid by Class R shares, see Appendix D.
The Board believes that each Plan will be a significant factor in the expected growth of the  Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance  organization may profit by reason of the operation of a Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to a Plan exceeds the total expenses incurred in distributing Fund shares. For sales commissions and CDSCs, if applicable, see Appendix A and Appendix B.
A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees  of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees  then in office. A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Quarterly Board member review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made is required. A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Board. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees, including the Plan Trustees, initially approved the current Plan(s) on April 22, 2013. Any Board member who is an “interested” person of the Trust  has an indirect financial interest in a Plan because his or her employer (or affiliates thereof) receives distribution and/or service fees under the Plan or agreements related thereto.
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DISCLOSURE OF PORTFOLIO HOLDINGS AND RELATED INFORMATION
The Board has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of the Fund. See the Fund’s Prospectus for information on disclosure made in filings with the SEC and/or posted on the Eaton Vance website (www.eatonvance.com) and disclosure of certain portfolio characteristics.  As a general matter, portfolio holdings information does not include statistics derived from the  Fund’s holdings in the aggregate or information about only a portion of the Fund’s holdings. Portfolio holdings information generally may be disclosed to any person following public disclosure, including the filing of the portfolio holdings information with the SEC or the posting of the information to the Eaton Vance website. Pursuant to the Policies, information about portfolio holdings of the  Fund may also be disclosed as follows:

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Confidential disclosure for a legitimate Fund purpose: Portfolio holdings information may be disclosed, from time to time as necessary, for a legitimate business purpose of the Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information periodically without a lag to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser and its affiliates (including portfolio managers), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus; 2) the  Fund’s investment adviser or its affiliates in connection with a seed investment in the Fund, provided such information is made available to the seed investor for the purpose of satisfying reporting obligations and/or the seed investor’s risk management purposes; 3) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 4) persons to whom the disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. To the extent applicable to an Eaton Vance  fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by the  Fund; in the event the Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and S&P Global Ratings); analytical service providers engaged by the investment adviser or sub-adviser, if applicable (SS&C Advent, Bloomberg L.P., Evare, FactSet, McMunn Associates, Inc., MSCI/Barra and The Yield Book, Inc.); proxy evaluation vendors (Institutional Shareholder Services Inc.); pricing services (Intercontinental Exchange (ICE), LSEG Data and Analytics, Pricing Direct, S&P Global, and WM Reuters), which receive information as needed to price a particular holding; translation services; statistical rating agencies; third-party reconciliation services; lenders under Fund credit facilities (Citibank, N.A. and its affiliates); consultants and other product evaluators (Morgan Stanley Smith Barney LLC); other service providers (Morgan Stanley Investment Management); and,  for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers). As described above, information about only a portion of the  Fund’s holdings is generally not considered portfolio holdings information and, to the extent that information about only a portion of the Fund’s holdings is disclosed to investment dealers or other intermediaries for the purpose of facilitating the purchase or sale of portfolio securities, the Fund may not require the recipient of such information to enter into a confidentiality agreement. The Fund may also provide a shareholder receiving redemption proceeds in-kind with information concerning the securities to be distributed. To the extent the redeeming shareholder receives information regarding only a relatively limited portion of the securities owned by the Fund, this information is not expected to constitute “portfolio holdings information” within the meaning of the Policies. To the extent the redeeming shareholder receives information regarding a significant portion of the securities held by the Fund, the redeeming shareholder may be required to agree to keep the information confidential, except to the extent necessary to dispose of the securities. Additional categories of permitted disclosures involving a legitimate business purpose of the  Fund may be approved by the Fund’s Board from time to time.

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Historical portfolio holdings information: From time to time, the Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that have not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Eaton Vance  website; and the dissemination of the requested information is reviewed and approved in accordance with the Policies.

The Fund, the investment adviser, sub-adviser and principal underwriter  will not receive any monetary or other consideration in connection with the disclosure of the  Fund’s portfolio holdings information.
The Policies may not be waived, or exceptions made, without the consent of the  CCO of the Fund. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the  CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between the Fund’s shareholders and its investment adviser, sub-adviser, principal underwriter or  other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Board at their next meeting. The Board may impose additional restrictions on the disclosure of portfolio holdings information at any time.
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The Policies are designed to provide useful information concerning  the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the  Fund.
TAXES
The following is a summary of some of the tax consequences affecting the Fund and its shareholders. As used below, “the Fund” refers to the Fund(s) listed on the cover of this SAI, except as otherwise noted. The summary does not address all of the special tax rules applicable to certain classes of investors, such as individual retirement accounts and employer sponsored retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisors with respect to special tax rules that may apply in their particular situations, as well as the U.S. federal, state and local, and, where applicable, foreign tax consequences of investing in the Fund.
Taxation of the Fund. The Fund, as a series of the Trust, is treated as a separate entity for U.S. federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income (including tax-exempt income, if any) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any U.S. federal income tax. Based on advice of counsel, the Fund generally will not recognize gain or loss on its distribution of appreciated securities in shareholder-initiated redemptions of its shares. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to U.S. federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its most recent taxable year.
The Fund also seeks to avoid the imposition of a U.S. federal excise tax on its ordinary income and capital gain net income. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. In order to avoid incurring a U.S. federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (excluding tax-exempt income, if any) for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year (or November 30 or December 31, if the Fund makes the election referred to above), after reduction by any available capital loss carryforwards, and (iii) 100% of any income and capital gains from the prior year (as previously computed) that were not distributed out during such year and on which the Fund paid no U.S. federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts.
If the Fund does not qualify as a  RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to a shareholder as dividend income. However, such distributions may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares. In addition, in order to re-qualify for taxation as a  RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.
In certain situations, the Fund may, for a taxable year, elect to defer all or a portion of its net capital losses (or if there is no net capital loss, then any net long-term or short-term capital loss) realized after October and its late-year ordinary losses (generally, the sum of its (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, and its (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.
Taxation of the Portfolio. If the Fund invests its assets in a single Portfolio, the Portfolio normally must satisfy the applicable source of income and asset diversification requirements under Subchapter M of the Code in order for the Fund to also satisfy these requirements. For U.S. federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result of being taxed as a partnership, will not be subject to U.S. federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its U.S. federal income tax liability its allocable share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio’s net investment income, net realized capital gains and losses, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to
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own its proportionate share of each of the assets of the Portfolio and (ii) will take into account the gross income of the Portfolio attributable to such share. Under current law, provided that the Portfolio is treated as a partnership for Massachusetts and U.S. federal tax purposes, the Portfolio should not be liable for any income, corporate, excise, or franchise tax in the Commonwealth of Massachusetts.
Taxation of the Subsidiary. See the definition of “Subsidiary” under “Definitions” at the front of this SAI for information about whether any Fund and/or Portfolio (if applicable) described herein has established a Subsidiary. The Subsidiary is classified as a corporation for  U.S. federal income tax purposes. The Fund intends to take the position that income from its investments in the Subsidiary will constitute qualifying income for purposes of qualifying as a RIC. Under U.S. Treasury regulations, “subpart F income” included in the Fund’s annual income for U.S. federal income purposes will constitute qualifying income to the extent it is either (i) timely and currently repatriated or (ii) derived with respect to the Fund’s business of investing in stock, securities or currencies. If the Fund were to earn non-qualifying income from any source including the Subsidiary in excess of 10% of its gross income for any taxable year, it would fail to qualify as a RIC for that year, unless the Fund were eligible to cure and cured such failure by paying a Fund-level tax equal to the full amount of such excess.
Foreign corporations, such as the Subsidiary, will generally not be subject to  U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct it activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, and would be taxed as such.
The Subsidiary is treated as a controlled foreign corporation (“CFC”) for tax purposes and the Fund is treated as a “U.S. shareholder” of the Subsidiary. As a result, the Fund is required to include in gross income for  U.S. federal income tax purposes all of the Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income will be “subpart F income.” The Fund’s recognition of the Subsidiary’s “subpart F income” will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.
Tax Consequences of Certain Investments. The following summary of the tax consequences of certain types of investments applies to the Fund and the Portfolio, as appropriate. References below to “the Fund” are to any Fund or Portfolio that can engage in the particular practice as described in the prospectus or SAI.
Securities Acquired at Market Discount or with Original Issue Discount. Investment in securities acquired in zero coupon, deferred interest, payment-in-kind and certain other securities with original issue discount, generally may cause the Fund to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders. Generally any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security; alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security; and the rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.
Lower Rated or Defaulted Securities. Investments in securities that are at risk of, or are in, default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.
Municipal Obligations. Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount on the obligations attributable to original issue discount) is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.
From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the  U.S. federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. As a result of any such future legislation, the availability of municipal obligations for investment by the Fund and the value of the securities held by it may be affected. It is possible that events occurring after the date of issuance of municipal obligations, or after the Fund’s acquisition of such an obligation, may result in a determination that the interest paid on that obligation is taxable, even retroactively.
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If the Fund seeks income exempt from state and/or local taxes, information about such taxes is contained in an appendix to this SAI (see the table of contents on the cover page of this SAI).
Tax Credit Bonds. If the Fund holds, directly or indirectly, one or more tax credit bonds issued on or before December 31, 2017 (including Build America Bonds, clean renewable energy bonds and other qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.
Derivatives. The Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of Fund distributions.
Investments in “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All “section 1256 contracts” held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in “section 1256 contracts” closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund. Unless an election is made, net section 1256 gain or loss on forward currency contracts will be treated as ordinary income or loss.
Fund positions in index options that do not qualify as “section 1256 contracts” under the Code generally will be treated as equity options governed by Code Section 1234. Pursuant to Code Section 1234, if a written option expires unexercised, the premium received by the Fund is short-term capital gain to the Fund. If the Fund enters into a closing transaction with respect to a written option, the difference between the premium received and the amount paid to close out its position is short-term capital gain or loss. If an option written by the Fund that is not a “section 1256 contract” is cash settled, any resulting gain or loss will be short-term capital gain. For an option purchased by the Fund that is not a “section 1256 contract”, any gain or loss resulting from sale of the option will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If a put option written by the Fund is exercised and physically settled, the premium received is treated as a reduction in the amount paid to acquire the underlying securities, increasing the gain or decreasing the loss to be realized by the Fund upon sale of the securities. If a call option written by the Fund is exercised and physically settled, the premium received is included in the sale proceeds, increasing the gain or decreasing the loss realized by the Fund at the time of option exercise.
As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.
Short Sales. In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered.
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Constructive Sales. The Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract, or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment include interests (including options and forward contracts and short sales) in stock and certain other instruments. Constructive sale treatment does not apply if the transaction is closed out not later than thirty days after the end of the taxable year in which the transaction was initiated, and the underlying appreciated securities position is held  unhedged for at least the next sixty days after the hedging transaction is closed.
Gain or loss on a short sale will generally not be realized until such time as the short sale is closed. However, as described above in the discussion of constructive sales, if the Fund holds a short sale position with respect to securities that has appreciated in value, and it then acquires property that is the same as or substantially identical to the property sold short, the Fund generally will recognize gain on the date it acquires such property as if the short sale were closed on such date with such property. Similarly, if the Fund holds an appreciated financial position with respect to securities and then enters into a short sale with respect to the same or substantially identical property, the Fund generally will recognize gain as if the appreciated financial position were sold at its fair market value on the date it enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to these constructive sale rules will be determined as if such position were acquired on the date of the constructive sale.
Foreign Investments and Currencies. The Fund’s investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease the Fund’s income on such securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty, if any. If more than 50% of the value of the Fund’s assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund or Portfolio, if applicable, to foreign countries. If the election is made, shareholders  will include in gross income from foreign sources their pro rata share of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund or Portfolio, if applicable, may be subject to certain limitations imposed by the Code (including a holding period requirement applied at the Fund level, shareholder level and, if applicable, Portfolio level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, the Fund or Portfolio, if applicable, must own a dividend-paying stock for more than 15 days during the 31-day period beginning 15 days prior to the ex-dividend date in order to pass through to shareholders a credit or deduction for any foreign withholding tax on a dividend paid with respect to such stock. Likewise, shareholders must hold their Fund shares (without protection from risk or loss) on the ex-dividend date and for at least 15 additional days during the 31-day period beginning 15 days prior to the ex-dividend date to be eligible to claim the foreign tax credit or deduction with respect to a given dividend. Shareholders who do not itemize deductions on their U.S. federal income tax returns may claim a credit (but not a deduction) for such taxes. Individual shareholders  subject to the U.S. federal alternative minimum tax (“AMT”) may not deduct such taxes for AMT purposes.
Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss.
Investments in PFICs could subject the Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”. If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if the Fund were to make a mark-to-market election with respect to a PFIC, the Fund would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. This election must be made separately for each PFIC, and once made, would be effective for all subsequent taxable years unless revoked with the consent of the IRS. The Fund may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, the Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.
U.S. Government Securities. Distributions paid by the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not distributions of capital gains realized upon the disposition of such obligations) may be exempt from state and local income taxes. The Fund generally intends to advise shareholders of the extent, if any, to which its distributions consist of such interest. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.
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Real Estate Investment Trusts (“REITs”). Any investment by the Fund in equity securities of a REIT qualifying as such under Subchapter M of the Code may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.
Distributions by the Fund to its shareholders that the Fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a U.S. federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a  RIC from REITs, to the extent such dividends are properly reported as such by the RIC in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.
Subject to any future regulatory guidance to the contrary, any distribution of income attributable to qualified publicly traded partnership income from the Fund’s investment in a qualified publicly traded partnership will not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such qualified publicly traded partnership interest directly.
Inflation-Indexed Bonds. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income (see “Securities Acquired at Market Discount or with Original Issue Discount” above). Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital (see “Taxation of Fund Shareholders” below).
Taxation of Fund Shareholders. Subject to the discussion of distributions of tax-exempt income below, Fund distributions of investment income and net gains from investments held for one year or less will be taxable as ordinary income. Fund distributions of net gains from investments held for more than one year and that are properly reported by the Fund as capital gain dividends are generally taxable as long-term capital gains. The IRS and the Department of the Treasury have issued regulations that impose special rules in respect of capital gain dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code. Taxes on distributions of capital gains are determined by how long the Fund or, if applicable, the Portfolio owned (or is treated as having owned) the investments that generated the gains, rather than how long a shareholder has owned his or her shares in the Fund. Dividends and distributions on the Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they are made out of the Fund’s earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.
Distributions paid by the Fund during any period may be more or less than the amount of net investment income and capital gains actually earned during the period. If the Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares. A shareholder’s tax basis cannot go below zero and any return of capital in excess of a shareholder’s tax basis will be treated as capital gain.
Ordinarily, shareholders are required to take taxable distributions by the Fund into account in the year in which the distributions are made. However, for U.S. federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than in the year paid.
The amount of distributions payable by the Fund may vary depending on general economic and market conditions, the composition of investments, current management strategy and Fund operating expenses. The Fund will inform shareholders of the tax character of distributions annually to facilitate shareholder tax reporting.
The Fund may elect to retain its net capital gain, in which case the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at regular corporate tax rates. In such a case, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit. The Fund is not required to, and there can be no assurance the Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
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Any Fund distribution, other than dividends that are declared by the Fund on a daily basis, will have the effect of reducing the per share net asset value of Fund shares by the amount of the distribution. If a shareholder buys shares when the Fund has unrealized or realized but not yet distributed ordinary income or capital gains, the shareholder will pay full price for the shares and then may receive a portion back as a taxable distribution even though such distribution may economically represent a return of the shareholder’s investment.
Tax-Exempt Income. Distributions by the Fund of net tax-exempt interest income that are properly reported as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income for U.S. federal income tax purposes under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular  U.S. federal income tax under Code Section 103(a). Interest on certain municipal obligations may be taxable for purposes of the U.S. federal AMT for non-corporate taxpayers and for state and local purposes. Fund shareholders are required to report tax-exempt interest on their U.S. federal income tax returns.
Exempt-interest dividends received from the Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to U.S. federal income tax. Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares that distributes exempt-interest dividends will not be deductible for U.S. federal income tax purposes in proportion to the percentage that the Fund’s distributions of exempt-interest dividends bears to all of the Fund’s distributions, excluding properly reported capital gain dividends. If a shareholder receives exempt-interest dividends with respect to any Fund share and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. Furthermore, a portion of any exempt-interest dividend paid by the Fund that represents income derived from certain revenue or private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. In addition, the receipt of exempt-interest dividends from the Fund may affect a foreign corporate shareholder’s U.S. federal “branch profits” tax liability and the U.S. federal “excess net passive income” tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to a U.S. federal AMT, the U.S. federal “branch profits” tax, or the U.S. federal “excess net passive income” tax.
Qualified Dividend Income. “Qualified dividend income” received by an individual is generally taxed at the rates applicable to long-term capital gain. In order for a dividend received by Fund shareholders to be qualified dividend income, the Fund or, if applicable, the Portfolio must meet holding period and other requirements with respect to the dividend-paying stock in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s  shares. A dividend will not be treated as qualified dividend income (at the Fund, Portfolio or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the U.S.) or (b) treated as a PFIC. Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, also do not qualify to be treated as qualified dividend income. In general, distributions of investment income properly reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than properly reported capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain with respect to the sale of stocks and securities included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.
Dividends-Received Deduction for Corporations. A portion of distributions made by the Fund which are derived from dividends from U.S. corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days (more than 90 days in the case of certain preferred stock) during the 91-day period beginning 45 days before the ex-dividend date (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or if the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, also do not qualify for the DRD.
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Recognition of Unrelated Business Taxable Income by Tax-Exempt Shareholders. Under current law, tax-exempt investors generally will not recognize unrelated business taxable income (“UBTI”) from distributions from the Fund. Notwithstanding the foregoing, a tax-exempt shareholder could recognize UBTI if shares in the Fund constitute debt-financed property in the hands of a tax-exempt shareholder within the meaning of Code section 514(b). In addition, certain types of income received by the Fund from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders   such excess inclusion income may: (1) constitute income taxable as UBTI for those shareholders   who would otherwise be tax-exempt such as individual retirement accounts, employer sponsored retirement plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for foreign  shareholders even from certain tax treaty countries; and (4) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.
Sale, Redemption or Exchange of Fund Shares. Generally, upon the sale, redemption or (if permitted) exchange of Fund shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s adjusted basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in a shareholder’s hands, and generally will be long-term capital gain or loss if the shares are held for more than one year, and short-term capital gain or loss if the shares are held for one year or less.
Any loss realized upon the sale or other disposition of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any Fund distributions of capital gain dividends with respect to such shares. In addition, all or a portion of a loss realized on a sale or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the date of sale or other disposition of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired. See the prospectus for information regarding any permitted exchange of Fund shares.
Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) on or before January 31 of the following calendar year pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to a shareholder’s tax basis in some or all of any other shares acquired.
Applicability of Medicare Contribution Tax. The Code imposes a 3.8% Medicare contribution tax on the net investment income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over certain threshold amounts. Net investment income includes, among other things, interest, dividends and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income.
Back-Up Withholding for  U.S. Shareholders. Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of U.S. federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges). An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.
Taxation of Foreign Shareholders. In general, dividends (other than capital gain dividends, interest-related dividends, short-term capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person” or “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate, if any). The withholding tax does not apply to regular dividends paid to a foreign person who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to  U.S. federal income tax as if the foreign person were a U.S. shareholder. A  non-U.S. corporation receiving effectively connected dividends may also be subject to an additional U.S. federal “branch profits tax” imposed at a rate of 30% (or lower applicable treaty rate, if any). A foreign person who fails to provide an IRS Form W-8BEN, IRS Form W-8BEN-E, or other applicable form may be subject to backup withholding at the appropriate rate. A foreign shareholder will generally be exempt from  U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of the Fund, capital gain dividends, short-term capital gain dividends, interest-related dividends, exempt-interest dividends and amounts retained by the Fund that are reported as undistributed capital gains.
Properly reported dividends are generally exempt from  U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s net long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible
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for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign shareholder will need to comply with applicable certification requirements relating to its  non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E, or substitute form). In the case of shares held through an intermediary, the intermediary could withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
Distributions that the Fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% (or lower applicable treaty rate, if any) withholding by the Fund and will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 21% withholding tax and could subject the foreign shareholder to U.S. filing requirements. The rules described in this paragraph, other than the withholding rules, will apply notwithstanding the Fund’s participation or a foreign shareholder’s participation in a wash sale transaction or the payment of a substitute dividend.
Additionally, if the Fund’s direct or indirect interests in  U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund could be subject to the 21% withholding tax and U.S. filing requirements unless the foreign person had not held more than 5% of the Fund’s outstanding shares at any time during the one year period ending on the date of the redemption.
The same rules apply with respect to distributions to a foreign shareholder from the Fund and redemptions of a foreign shareholder’s interest in the Fund attributable to a REIT’s distribution to the Fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels.
Provided that 50% or more of the value of the Fund’s stock is held by  U.S. shareholders, distributions of  U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and the Fund has held 5% or less of the outstanding shares of the corporation during the shorter of the period that the Fund has held such shares or the  five-year period ending on the date of distribution), in redemption of a foreign shareholder’s shares of the Fund will cause the Fund to recognize gain. If the Fund is required to recognize gain, the amount of gain recognized will be equal to the fair market value of such interests over the Fund’s adjusted basis to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.
In the case of foreign non-corporate shareholders, the Fund may be required to backup withhold  U.S. federal income tax on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Fund with proper notification of their foreign status.
Shares of the Fund held by a foreign shareholder at death will be considered situated within the United States and subject to the U.S. estate tax.
Compliance with  FATCA. A 30% withholding tax is imposed on U.S.-source dividends, interest and other income items, including those paid by the Fund, paid to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. If a payment by the Fund is subject to withholding under FATCA, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., dividends attributable to qualified net interest income and dividends attributable to tax-exempt interest income). The IRS and the Department of the Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gain dividends the Funds pays. To avoid withholding, foreign financial institutions will need to either enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders or, in the event that an applicable intergovernmental agreement and implementing legislation are adopted, agree to provide certain information to other revenue authorities for transmittal to the IRS. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply or agree to provide certain information to other revenue authorities for transmittal to the IRS. Foreign shareholders  should consult their own tax advisors regarding the possible implications of these requirements on their investment in the Fund.
Requirements of IRS Form 8886. Under  U.S. Treasury regulations, if a shareholder realizes a loss on disposition of the Fund’s shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years for an individual shareholder or at least $10 million in any single taxable year or $20 million in any combination of taxable years for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders   of a RIC are
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not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.
Tax Treatment of Variable Annuity/Variable Life Insurance Funding Vehicles. Special rules apply to insurance company separate accounts and the Funds (the “Variable Funds”) in which such insurance company separate accounts invest. For  U.S. federal income tax purposes, the insurance company separate accounts that invest in a Variable Fund will be treated as receiving the income from the Variable Fund’s distributions to such accounts, and holders of variable annuity contracts or variable life insurance policies (together, “Variable Contracts”) generally will not be taxed currently on income or gains realized with respect to such contracts, provided that certain diversification and “investor control” requirements are met. In order for owners of Variable Contracts to receive such favorable tax treatment, diversification requirements in Section 817(h) of the Code (“Section 817(h)”) must be satisfied. To determine whether such diversification requirements are satisfied, an insurance company that offers Variable Contracts generally may “look through” to the assets of a RIC in which it owns shares (the “Underlying Fund”) if, among other requirements, (1) all the shares of the Underlying Fund are held by segregated asset accounts of insurance companies and (2) public access to such shares is only available through the purchase of a variable contract, in each case subject to certain limited exceptions. This provision permits a segregated asset account to invest all of its assets in shares of a single Underlying Fund without being considered nondiversified, provided that the Underlying Fund meets the Section 817(h) diversification requirements. This “look through” treatment typically increases the diversification of the account, because a portion of each of the assets of the Underlying Fund is considered to be held by the segregated asset account. Because each Variable Fund expects that this look-through rule will apply in determining whether the Section 817(h) diversification requirements are satisfied with respect to the variable contracts invested in the insurance company separate accounts that own shares in the Underlying Fund, each Variable Fund intends to comply with the Section 817(h) diversification requirements. If a Variable Fund failed to qualify as a RIC, the insurance company separate accounts investing in the Variable Fund would no longer be permitted to look through to the Variable Fund’s investments and, thus, would likely fail to satisfy the Section 817(h) diversification requirements.
A Variable Fund can generally satisfy the Section 817(h) diversification requirements in one of two ways. First, the requirements will be satisfied if each Variable Fund invests not more than 55 percent of the total value of its assets in the securities of a single issuer; not more than 70 percent of the value of its total assets in the securities of any two issuers; not more than 80 percent of the value of its total assets in the securities of any three issuers; and not more than 90 percent of the value of its total assets in the securities of any four issuers. Alternatively, the diversification requirements will be satisfied with respect to Variable Fund shares owned by insurance companies as investments for variable contracts if (i) no more than 55 percent of the value of the Variable Fund’s total assets consists of cash, cash items (including receivables), U.S. Government securities, and securities of other RICs, and (ii) the Variable Fund satisfies the additional diversification requirements for qualification as a RIC under Subchapter M of the Code discussed above. For purposes of the Section 817(h) diversification rule, all securities of the same issuer are considered a single investment. In the case of government securities, each United States government agency or instrumentality is generally treated as a separate issuer. In addition, to the extent any security is guaranteed or insured by the U.S. or an instrumentality of the U.S., it will be treated as having been issued by the U.S. or the instrumentality, as applicable.
A Variable Fund will be considered to be in compliance with the Section 817(h) diversification requirements if it is adequately diversified on the last day of each calendar quarter.  A Variable Fund that meets the diversification requirements as of the close of a calendar quarter will not be considered  nondiversified in a subsequent quarter because of a discrepancy between the value of its assets and the diversification requirements unless the discrepancy exists immediately after the acquisition of any asset and is attributable, in whole or in part, to such acquisition.
If the segregated asset account investing in the Variable Fund is not adequately diversified at the required time and the correction procedure described below is not available, a Variable Contract based on the account during the specified time will not be treated as an annuity or life insurance contract within the meaning of the Code and all income accrued on the Variable Contract for the current and all prior taxable years will be subject to current  U.S. federal taxation at ordinary income rates to the holders of such contracts. The Variable Contract will also remain subject to current taxation for all subsequent tax periods regardless of whether the Fund or separate account becomes adequately diversified in future periods.
In certain circumstances, an inadvertent failure to satisfy the Section 817(h) diversification requirements can be corrected, but generally will require the payment of a penalty to the IRS. The amount of such penalty will be based on the tax the contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure also could result in adverse tax consequences for the insurance company issuing the contracts.
In addition to the Section 817(h) diversification requirements, “investor control” limitations also are imposed on owners of Variable Contracts. The IRS has issued rulings addressing the circumstances in which a Variable Contract holder’s control of the investments of the insurance company separate account may cause the holder, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the holder is considered the owner of the securities underlying the separate account, income, and gains produced by those securities would be included currently in the holder’s gross income. In determining whether an impermissible level of investor control is present, one factor the IRS considers is whether a Variable Fund’s investment strategies are sufficiently broad to prevent a Variable Contract holder from being deemed to be making particular investment decisions through its investment in the separate account. For this purpose, current IRS
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guidance indicates that typical fund investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad. Most, although not necessarily all, of the Variable Funds have objectives and strategies that are not materially narrower than the investment strategies held not to constitute an impermissible level of investor control in recent IRS rulings (such as large company stocks, international stocks, small company stocks, mortgage-backed securities, money market securities, telecommunications stocks, and financial services stocks).
The above discussion addresses only one of several factors that the IRS considers in determining whether a Variable Contract holder has an impermissible level of investor control over a separate account. Variable Contract holders should consult with their own tax advisors, as well as the prospectus relating to their particular Variable Contract, for more information concerning this investor control issue.
In the event that there is a legislative change or the IRS or Treasury Department issues rulings, regulations, or other guidance, there can be no assurance that a Variable Fund will be able to operate as currently described, or that a Variable Fund will not have to change its investment objective or investment policies. While a Variable Fund’s investment objective is fundamental and may be changed only by a vote of a majority of its outstanding shares, the investment policies of the Variable Funds may be modified as necessary to prevent any prospective rulings, regulations, or legislative change from causing Variable Contract owners to be considered the owners of the shares of a Variable Fund.
For a discussion of the tax consequences to owners of Variable Contracts of Variable Fund distributions to insurance company separate accounts, please see the prospectus provided by the insurance company for your Variable Contract. Because of the unique tax status of Variable Contracts, you also should consult your tax advisor regarding the tax consequences of owning Variable Contracts under the  U.S. federal, state, and local tax rules that apply to you.
Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.
Changes in Taxation. The taxation of the Fund, the Portfolio (if any), the Subsidiary (if any) and shareholders may be adversely affected by future legislation,  U.S. Treasury regulations, IRS revenue procedures and/or guidance issued by the IRS.
PORTFOLIO SECURITIES TRANSACTIONS
Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, or other financial intermediary (each an “intermediary”), are made by the investment adviser. The Fund is responsible for the expenses associated with its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with one or more intermediaries. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices that in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, which may include, without limitation, the full range and quality of the intermediary’s services, responsiveness of the intermediary to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the intermediary, the reputation, reliability, experience and financial condition of the intermediary, the value and quality of the services rendered by the intermediary in this and other transactions, and the amount of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for the  Fund and is otherwise in compliance with applicable law. The investment adviser may engage in portfolio transactions with an intermediary that sells shares of Eaton Vance  funds, provided such transactions are not directed to that intermediary as compensation for the promotion or sale of such shares.
The investment adviser is an “affiliated person,” as defined in the 1940 Act, of Morgan Stanley and its affiliates, including certain intermediaries (as previously defined). As a result, the investment adviser is subject to certain restrictions regarding transactions with Morgan Stanley-affiliated intermediaries, as set forth in the 1940 Act. Under certain circumstances, such restrictions may limit the investment adviser’s ability to place portfolio transactions on behalf of the Fund at the desired time or price. Any transaction the investment adviser enters into with a Morgan Stanley-affiliated intermediary on behalf of the  Fund will be done in compliance with applicable laws, rules, and regulations; will be subject to any restrictions contained in the  Fund’s investment advisory agreement; will be subject to the investment adviser’s duty to seek best execution; and, will comply with any applicable policies and procedures of the investment adviser, as described below.
Subject to the overriding objective of obtaining the best execution of orders and applicable rules and regulations, as described above, the Fund may use an affiliated intermediary, including a Morgan Stanley-affiliated intermediary, to effect Fund portfolio transactions, including transactions in futures contracts and options on futures contracts, under procedures adopted by the Board. In order to use such affiliated intermediaries, the  Fund’s Board must approve and periodically review procedures reasonably designed to ensure that commission rates and other remuneration paid to the affiliated intermediaries are fair and reasonable in comparison to those of other intermediaries for comparable transactions involving similar securities being purchased or sold during a comparable time period.
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Pursuant to an order issued by the SEC, the Fund is permitted to engage in principal transactions in money market instruments, subject to certain conditions, with Morgan Stanley & Co. LLC, a broker-dealer affiliated with Morgan Stanley. Since March 1, 2021 (the date Morgan Stanley acquired Eaton Vance), the  Fund did not effect any principal transactions with any broker-dealer affiliated with Morgan Stanley.
Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets including transactions in fixed-income securities which are generally purchased and sold on a net basis (i.e., without commission) through intermediaries and banks acting for their own account rather than as brokers. Such intermediaries attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. Fixed-income transactions may also be transacted directly with the issuer of the obligations. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to intermediaries who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser as permitted by applicable law.
Pursuant to the safe harbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended (“Section 28(e)”) and to the extent permitted by other applicable law, a broker or dealer who executes a portfolio transaction on behalf of the investment adviser client  may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. “Research Services” as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e) and other applicable law. Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services,  and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer, to the extent permitted by applicable law. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and, to the extent permitted by applicable law, may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients. The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings, when permitted under applicable law.
Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research.” Except for trades executed in jurisdictions where such consideration is not permissible, the investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. In jurisdictions where permissible, the investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade. Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs. The investment adviser may enter into CCA arrangements with a number of broker-dealers and other firms, including certain affiliates of the investment adviser. The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) and other applicable law.
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The EU’s Markets in Financial Instruments Directive II (“MiFID II”), which became effective January 3, 2018, requires investment advisers regulated under MiFID II to pay for research services separately from trade execution services, either through their own resources or a research payment account funded by a specific charge to a client. Following its withdrawal from the EU, the United Kingdom adopted many of the provisions of MiFID II, and investment managers in the United Kingdom are required to comply with certain MiFID II equivalent requirements in accordance with rules and guidance issued by the Financial Conduct Authority.
Although the investment adviser is not directly subject to the provisions of  MiFID II, certain of its affiliated advisers are subject to MiFID II or equivalent requirements under the law of the United Kingdom, such as Morgan Stanley Investment Management Limited and Eaton Vance Advisers International Ltd (collectively, the “Affiliated Advisers”); accordingly, as applicable, the investment adviser makes a reasonable valuation and allocation of the cost of research services as between MiFID II client accounts and other accounts that are able to participate in CCAs, and the Affiliated Advisers will pay for research services received with respect to MiFID II client accounts from its own resources.
The investment companies sponsored by the investment adviser or certain of its affiliates also may allocate brokerage commissions  to acquire information relating to the performance, fees and expenses of such companies and other investment companies, which information is used by the members of the Board of such companies to fulfill their responsibility to oversee the quality of the services provided to various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.
Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by the investment adviser or certain of its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the members of the Board that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.
The following table shows brokerage commissions paid during the three fiscal years ended August 31, 2025, as well as the amount of Fund security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates (see above), and the commissions paid in connection therewith. The Fund did not pay any brokerage commissions to affiliated brokers during the past three fiscal years.

Brokerage Commissions Paid for the Fiscal Year Ended			Amount of Transactions Directed to Firms Providing Research	Commissions Paid on Transactions Directed to Firms Providing Research
August 31, 2025	August 31, 2024	August 31, 2023	August 31, 2025	August 31, 2025
$112,755[1]	$65,266[2]	$106,540	$457,871,155	$73,496
1	Higher brokerage commissions paid for the period were due to an increase in trading volume.
2	Lower brokerage commissions paid for the period were due to lower trading volume.
During the fiscal year ended August 31, 2025, the Fund held no securities of  the Fund’s  “regular brokers or dealers,” as that term is defined in Rule 10b-1 of the 1940 Act.
POTENTIAL CONFLICTS OF INTEREST
As a diversified global financial services firm, Morgan Stanley, the parent company of the investment adviser and sub-adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of a Fund or Portfolio, if applicable, (collectively for the purposes of this section, “Fund” or “Funds”). Morgan Stanley advises clients and sponsors, manages or advises other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses sponsored, managed, or advised by the investment adviser or one of its investment adviser affiliates, the  ‘‘Affiliated Investment Accounts’’) with a wide variety of investment objectives that in some instances may overlap or conflict with a Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley, the investment adviser and/or the investment adviser’s investment adviser affiliates may also from time to time create new or successor Affiliated Investment Accounts that may compete with a Fund and present similar conflicts of interest. The
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discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. The conflicts herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests the investment adviser or its affiliates may have now or in the future. Conflicts of interest not described below may also exist. References to the investment adviser in this section include a Fund’s affiliated sub-adviser (if any) unless otherwise noted.
The discussions below with respect to actual, apparent and potential conflicts of interest may be applicable to or arise from the Affiliated Investment Accounts managed by the investment adviser’s investment adviser affiliates whether or not specifically identified.
Material Non-Public and Other Information. It is expected that confidential or material non-public information regarding an investment or potential investment opportunity may become available to the investment adviser. If such information becomes available, the investment adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or disposition opportunity including for an extended period of time.  The investment adviser may also from time to time be subject to contractual ‘‘stand-still’’ obligations and/or confidentiality obligations that may restrict its ability to transact in certain investments on a Fund’s behalf. In addition, the investment adviser may be precluded from disclosing such information to an investment team, even in circumstances in which the information would be beneficial if disclosed. Therefore, the investment team may not be provided access to material non-public information in the possession of Morgan Stanley that might be relevant to an investment decision to be made on behalf of a Fund, and the investment team may initiate a transaction or sell an investment that, if such information had been known to it, may not have been undertaken. In addition, certain members of the investment team may be  recused from certain investment-related discussions so that such members do not receive information that would limit their ability to perform functions of their employment with the investment adviser or its affiliates unrelated to that of a Fund. Furthermore, access to information held by certain parts of Morgan Stanley may be subject to third party confidentiality obligations and to information barriers established by Morgan Stanley designed to manage potential conflicts of interest and regulatory restrictions, including, without limitation, joint transaction restrictions pursuant to the 1940 Act. Accordingly, the investment adviser’s ability to source investments from,   or invest alongside, other business units within Morgan Stanley may be limited and there can be no assurance that the investment adviser will be able to source any investments from any one or more parts of the Morgan Stanley network.
The investment adviser may restrict its investment decisions and activities on behalf of the Funds in various circumstances, including because of applicable regulatory requirements or information held by the investment adviser, the investment adviser’s investment adviser affiliates or Morgan Stanley. The investment adviser might not engage in transactions or other activities for, or enforce certain rights in favor of, a Fund due to Morgan Stanley’s activities outside the Funds. Furthermore, Morgan Stanley could have an interest that is different from, and potentially adverse to, that of the Fund, which may impede the Fund from participating in certain opportunities. In instances where trading of an investment is restricted, the investment adviser may not be able to purchase or sell such investment on behalf of a Fund including for an extended period of time, resulting in a Fund’s inability to participate in certain desirable transactions. This inability to buy or sell an investment could have an adverse effect on a Fund’s portfolio due to, among other things, changes in an investment’s value during the period its trading is restricted.
Morgan Stanley has established certain information barriers and other policies designed to address the sharing of information between different businesses within Morgan Stanley. As a result of information barriers, the investment adviser, in certain instances, will not have access, or will have limited access, to certain information and personnel in other areas of Morgan Stanley and, in such instances,  will not manage the Funds with the benefit of the information held by such other areas. Morgan Stanley, due to its access to and knowledge of funds, markets and securities based on its various businesses, may make decisions based on information or take (or refrain from taking) actions with respect to interests in investments of the kind held (directly or indirectly) by the Funds in a manner that may be adverse to the Fund, and will not have any obligation or other duty to share information with the investment adviser.
In other instances, Morgan Stanley personnel, including personnel of the investment adviser, will have access to information and personnel of its affiliates. For example, the investment adviser may, in certain instances, share information with its affiliates regarding due diligence of companies and other investment-related due diligence. The investment adviser may face conflicts of interest in determining whether to engage in the sharing of information with its affiliates. Information sharing may limit or restrict the ability of the investment adviser to engage in or otherwise effect transactions on behalf of the Funds (including purchasing or selling securities that the investment adviser may otherwise have purchased or sold for a Fund in the absence of the sharing of information). Also, it may adversely affect a Fund’s investments, ability to invest in, or divest from, a company or engage in transactions or otherwise disadvantage a Fund. In managing conflicts of interest that arise because of the foregoing, the investment adviser generally will be subject to fiduciary requirements. The investment adviser may also implement internal information barriers or ethical walls or other internal information sharing protocols, and the conflicts described herein with respect to information barriers and otherwise with respect to Morgan Stanley and the investment adviser will also apply internally within the investment adviser. As a result, a Fund may not be permitted to transact in (e.g., dispose of a security in whole or in part) during periods when it otherwise would have been desirable and able to do so, which could adversely affect a Fund. Other investors in the security that are not subject to such restrictions may be able to transact in the security during such periods. There may also be circumstances in which, as a result of information held by certain portfolio management teams in the investment adviser, the investment adviser limits an activity or transaction for a Fund, including if a Fund is managed by a portfolio management team other than the team holding such information.
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Morgan Stanley and its personnel will not be under any obligation or other duty to share certain information with the investment adviser or personnel involved in decision-making for Affiliated Investment Accounts (including the Funds), as applicable, and the investment adviser may make investment decisions for a Fund that differ from those the investment adviser would have made if Morgan Stanley, or other parts, of the investment adviser had provided such information, and the Fund be disadvantaged as a result thereof. Additionally, different portfolio management teams within the investment adviser may make decisions based on information or take (or refrain from taking) actions with respect to Affiliated Investment Accounts they advise in a manner different than or adverse to the Funds.
Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the investment adviser and its investment teams, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of a Fund or its shareholders. An investment team may have obligations to Affiliated Investment Accounts managed by both the investment adviser and one or more of the investment adviser’s investment adviser affiliates.  A Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an investment team may face conflicts in the allocation of investment opportunities among a Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the investment adviser or its investment adviser affiliates. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the investment adviser to favor such other accounts.
Morgan Stanley currently invests and plans to continue to invest on its own behalf and on behalf of its Affiliated Investment Accounts in a wide variety of investment opportunities globally. Morgan Stanley and its Affiliated Investment Accounts, to the extent consistent with applicable law and policies and procedures, will be permitted to invest in investment opportunities without making such opportunities available to a Fund. Subject to the foregoing, Morgan Stanley may offer investments that fall into the investment objectives of an Affiliated Investment Account to such account or make such investment on its own behalf, even though such investment also falls within a Fund’s investment objectives. A Fund may invest in opportunities that Morgan Stanley and/or one or more Affiliated Investment Accounts has declined, and vice versa. All of the foregoing may reduce the number of investment opportunities available to a Fund and may create conflicts of interest in allocating investment opportunities. Investors should note that the conflicts inherent in making such allocation decisions may not always be resolved to a Fund’s advantage. There can be no assurance that a Fund will have an opportunity to participate in certain opportunities that fall within their investment objectives. The interests of Morgan Stanley in an investment or a company may present certain conflicts of interest with respect to an investment by a Fund in the same investment or a Fund’s participation in a transaction with such company.
To the extent the investment adviser utilizes quantitative models or risk management or optimization investment techniques, the decision on when to initiate a purchase or sale transaction may differ, and be done for different reasons, than the investment adviser or its affiliates take on Affiliated Investment Accounts take on the same securities when not utilizing such techniques. This could create conflicts of interest, and it is possible that one or more accounts managed by the investment adviser will achieve investment results that are substantially more or less favorable than those results achieved by a Fund.
To seek to reduce potential conflicts of interest and to attempt to allocate such investment opportunities in a fair and equitable manner, the investment adviser has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of the investment adviser, including the Fund, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duties of the investment adviser. Each client of the investment adviser that is subject to the allocation policies and procedures, including each Fund, is assigned an investment team and portfolio manager(s) by the investment adviser. The investment team and portfolio managers review investment opportunities and will decide with respect to the allocation of each opportunity considering various factors and in accordance with the allocation policies and procedures. The allocation policies and procedures are subject to change. Investors should note that the conflicts inherent in making such allocation decisions may not always be resolved to the advantage of a Fund.
It is possible that Morgan Stanley or an Affiliated Investment Account, including another Eaton Vance Fund, will invest in or advise (in the case of Morgan Stanley)  a company that is or becomes a competitor of a company of which a Fund holds an investment. Such investment could create a conflict between the Fund, on the one hand, and Morgan Stanley or the Affiliated Investment Account, on the other hand. In such a situation, Morgan Stanley may also have a conflict in the allocation of its own resources to the portfolio investment. Furthermore, certain Affiliated Investment Accounts will be focused primarily on investing in other funds which may have strategies that overlap and/or directly conflict and compete with a Fund.
In addition, certain investment professionals who are involved in a Fund’s activities remain responsible for the investment activities of other Affiliated Investment Accounts managed by the investment adviser and its affiliates, and they will devote time to the management of such investments and other newly created Affiliated Investment Accounts (whether in the form of funds, separate accounts or other vehicles), as well as their own investments. In addition, in connection with the management of investments for other Affiliated Investment Accounts, members of Morgan Stanley and its affiliates may serve on the boards of directors of or advise companies which may compete with a Fund’s portfolio investments. Moreover, these Affiliated Investment Accounts managed by Morgan Stanley and its affiliates may pursue investment opportunities that may also be suitable for a Fund.
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It should be noted that Morgan Stanley may, directly or indirectly, make large investments in certain of its Affiliated Investment Accounts, and accordingly Morgan Stanley’s investment in a Fund may not be a determining factor in the outcome of any of the foregoing conflicts. Nothing herein restricts or in any way limits the activities of Morgan Stanley, including its ability to buy or sell interests in, or provide financing to, equity and/or debt instruments, funds or portfolio companies, for its own accounts or for the accounts of Affiliated Investment Accounts or other investment funds or clients in accordance with applicable law.
Different clients of the investment adviser and its affiliates, including a Fund, may invest in (1) different classes of securities of the same issuer (including, without limitation, different parts of an issuer’s capital structure), depending on the respective clients’ investment objectives and policies and/or (2) the same class of securities of the same issuer while seeking different investment objectives or executing different investment strategies (such as long-term v. short-term investment horizons), and the investment adviser may face conflicts with respect to the interests involved. As a result, the investment adviser and its affiliates, at times, will seek to satisfy fiduciary obligations to certain clients owning one / the same class of securities of a particular issuer by pursuing or enforcing rights on behalf of those clients with respect to such (class of) securities, and those activities may have an adverse effect on another client which owns a different class of securities of such issuer. For example, if one client holds debt securities of an issuer and another client holds equity securities of the same issuer, if the issuer experiences financial or operational challenges, the investment adviser and its affiliates may seek a liquidation of the issuer on behalf of the client that holds the debt securities, whereas the client holding the equity securities may benefit from a reorganization of the issuer. Thus, in such situations, the actions taken by the investment adviser or its affiliates on behalf of one client can negatively impact securities held by another client. Alternatively, for example, if a client owns a security while seeking short-term capital appreciation that investment adviser may vote proxies or engage with the issuer (as applicable) in pursuit of that goal – which could negatively impact clients who hold the same security but are seeking long-term capital appreciation. These conflicts also exist as between the investment adviser’s clients, including a Fund, and the Affiliated Investment Accounts managed by the investment adviser’s investment adviser affiliates.
In addition, in certain circumstances, the investment adviser restricts, limits or reduces the amount of the Fund’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the Fund (potentially together with Morgan Stanley) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests.
The investment adviser and its affiliates may give advice and recommend securities to other clients which may differ from advice given to, or securities recommended or bought for, a Fund even though such other clients’ investment objectives may be similar to those of the Fund and the investment adviser may make decisions for a Fund that may be more beneficial to one type of shareholder than another.
The investment adviser and its affiliates manage long and short portfolios. The simultaneous management of long and short portfolios creates conflicts of interest in portfolio management and trading in that opposite directional positions may be taken in client accounts, including client accounts managed by the same investment team, and creates risks such as: (i) the risk that short sale activity could adversely affect the market value of long positions in one or more portfolios (and vice versa) and (ii) the risks associated with the trading desk receiving opposing orders in the same security simultaneously. The investment adviser and its affiliates have adopted policies and procedures that are reasonably designed to mitigate these conflicts. In certain circumstances, the investment adviser invests on behalf of itself in securities and other instruments that would be appropriate for, held by, or may fall within the investment guidelines of its clients, including a Fund. At times, the investment adviser may give advice or take action for its own accounts that differs from, conflicts with, or is adverse to advice given or action taken for any client.
From time to time, conflicts also arise due to the fact that certain securities or instruments may be held in some client accounts, including a Fund, but not in others, or that client accounts may have different amounts of holdings in certain securities or instruments. In addition, due to differences in the investment strategies or restrictions among client accounts, the investment adviser may take action with respect to one account that differs from the action taken with respect to another account. In some cases, a client account may compensate the investment adviser based on the performance of the securities held by that account or pay a higher overall fee rate. The existence of such a performance based fee or higher fee rates may create additional conflicts of interest for the investment adviser in the allocation of management time, resources and investment opportunities. The investment adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including, among other things, the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.
In addition, at times an investment team will give advice or take action with respect to the investments of one or more clients that is not given or taken with respect to other clients with similar investment programs, objectives, and strategies. Accordingly, clients with similar strategies will not always hold the same securities or instruments or achieve the same performance. The investment adviser’s investment teams also advise clients with conflicting programs, objectives or strategies. These conflicts also exist as between the investment adviser’s clients, including the Fund, and the Affiliated Investment Accounts managed by the investment adviser’s investment adviser affiliates.
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From time to time, the investment adviser or its affiliates may provide opportunities to Affiliated Investment Accounts (including potentially a Fund) or other clients to make investments in companies (such as in equity, debt or other securities issued by companies) or to engage in transactions involving companies (such as refinancing, restructuring or other transactions) in which certain Affiliated Investment Accounts (including potentially a Fund) or other clients have already invested. These investments can create conflicts of interest, including those associated with the assets of a Fund potentially providing value to, or otherwise supporting the investments of, other Affiliated Investment Accounts or other clients and potentially diluting or otherwise adversely affecting a Fund previously invested in the company.
Morgan Stanley and its affiliates maintain separate trading desks that operate independently of each other and do not share information with the investment adviser. The Morgan Stanley  and affiliate trading desks may compete against the investment adviser trading desks when implementing buy and sell transactions, possibly causing certain Affiliated Investment Accounts to pay more or receive less for a security than other Affiliated Investment Accounts.
Investments by Separate Investment Departments. For the investment adviser and certain of its investment adviser affiliates, the entities and individuals that provide investment-related services can differ by client, investment function, or business line (each, an “Investment Department” and collectively, the “Investment Departments”). Nonetheless, Investment Departments (with certain exceptions) can engage in discussions and share information and resources with another Investment Department (or a team within the other Investment Department) regarding investment-related matters. The sharing of information and resources between the Investment Departments is designed to further increase the knowledge and effectiveness of each Investment Department. However, an investment team’s decisions as to the use of shared research and participation in discussions with another Investment Department could adversely impact a client. Certain investment teams within one Investment Department could make investment decisions and execute trades together with investment teams within other Investment Departments. Other investment teams make investment decisions and execute trades independently. This could cause the quality and price of execution, and the performance of investments and accounts, to vary. Internal policies and procedures set forth the guidelines under which securities and securities trades can be crossed, aggregated, and coordinated between accounts serviced by different Investment Departments. Internal policies and procedures take into consideration a variety of factors, including the primary market in which such security trades. If a security or securities trade is ineligible for crossing, aggregation, or other coordinated trading, then each Investment Department will execute such trades independently of the other.
Payments to Broker-Dealers and Other Financial Intermediaries. (For purposes of this Section, “investment adviser” refers to EVM  only). The investment adviser, EVD and/or their affiliates may pay compensation, out of their own funds and not as an expense of a Fund, to certain Financial Intermediaries (which may include affiliates of the investment adviser and EVD), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. For example, the investment adviser or EVD may pay additional compensation to a Financial Intermediary for, among other things, promoting the sale and distribution of Fund shares, providing access to various programs, mutual fund platforms or preferred or recommended mutual fund lists that may be offered by a Financial Intermediary, granting EVD access to a Financial Intermediary’s financial advisors and consultants, providing assistance in the ongoing education and training of a Financial Intermediary’s financial personnel, furnishing marketing support, maintaining share balances and/or for sub-accounting, recordkeeping, administrative, shareholder or transaction processing services. Such payments are in addition to any distribution fees, shareholder servicing fees and/or transfer agency fees that may be payable by a Fund. The additional payments may be based on various factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Morgan Stanley Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of the Fund and/or some or all other Morgan Stanley Funds), a Fund’s advisory fee, some other agreed upon amount or other measures as determined from time to time by the investment adviser and/or EVD. The amount of these payments may be different for different Financial Intermediaries. In certain cases, payments to broker-dealers and other Financial Intermediaries may be shared by and among the investment adviser, EVD and their affiliates.
The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation.
The additional compensation received by a given Financial Intermediary from the investment adviser and/or EVD may vary from the additional compensation received by the Financial Intermediary in respect of an Affiliated Investment Account managed by an affiliate of the investment adviser or principally underwritten by an affiliate of EVD. In such circumstances, differences in the prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of one Affiliated Investment Account over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation).
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Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for a Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from and potentially adverse to that of a Fund. Furthermore, from time to time, the investment adviser or its affiliates may invest “seed” capital in a Fund, typically to enable the Fund to commence investment operations and/or achieve sufficient scale, as further described below. The investment adviser and its affiliates may hedge such seed capital exposure by investing in derivatives or other instruments expected to produce offsetting exposure. Such hedging transactions, if any, would occur outside of a Fund.
Morgan Stanley’s sales and trading, financing and principal investing businesses (whether or not specifically identified as such, and including Morgan Stanley’s trading and principal investing businesses) will not be required to offer any investment opportunities to a Fund. These businesses may encompass, among other things, principal trading activities as well as principal investing.
Morgan Stanley’s sales and trading, financing and principal investing businesses have acquired or invested in, and in the future may acquire or invest in, minority and/or majority control positions in equity or debt instruments of diverse public and/or private companies. Such activities may put Morgan Stanley in a position to exercise contractual, voting or creditor rights, or management or other control with respect to securities or loans of portfolio investments or other issuers, and in these instances Morgan Stanley may, in its discretion and subject to applicable law, act to protect its own interests or interests of clients, and not a Fund’s interests.
Subject to the limitations of applicable law, a Fund may purchase from or sell assets to, or make investments in, companies in which Morgan Stanley has or may acquire an interest, including as an owner, creditor or counterparty.
Morgan Stanley’s Investment Banking and Other Commercial Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions, restructuring, bankruptcy and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with a Fund and with respect to investments that a Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by a Fund. Morgan Stanley may give advice and provide recommendations to persons competing with a Fund and/or any of a Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments.
Morgan Stanley could be engaged in financial advising, whether on the buy-side or sell-side, or in financing or lending assignments that could result in Morgan Stanley’s determining in its discretion or being required to act exclusively on behalf of one or more third parties, which could limit a Fund’s ability to transact with respect to one or more existing or potential investments. Morgan Stanley may have relationships with third-party funds, companies or investors who may have invested in or may look to invest in portfolio companies, and there could be conflicts between a Fund’s best interests, on the one hand, and the interests of a Morgan Stanley client or counterparty, on the other hand.
To the extent that Morgan Stanley advises companies in financial restructurings outside of, prior to or after filing for protection under Chapter 11 of the U.S. Bankruptcy Code or similar laws in other jurisdictions, the investment adviser’s flexibility in making investments in such restructurings on a Fund’s behalf, or participating on steering committees and other committees in connection with existing investments, may be limited.
Morgan Stanley could provide investment banking services to competitors of portfolio companies, as well as to private equity and/or private credit funds; such activities may present Morgan Stanley with a conflict of interest vis-a-vis a Fund’s investment and may also result in a conflict in respect of the allocation of investment banking resources to portfolio companies.
To the extent permitted by applicable law, Morgan Stanley may provide a broad range of financial services to companies in which a Fund invests, including strategic and financial advisory services, interim acquisition financing and other lending and underwriting or placement of securities, and Morgan Stanley generally will be paid fees (that may include warrants or other securities) for such services. Morgan Stanley will not share any of the foregoing interest, fees and other compensation received by it (including, for the avoidance of doubt, amounts received by the investment adviser) with a Fund, and any advisory fees payable will not be reduced thereby.
Morgan Stanley may be engaged to act as a financial advisor to a company in connection with the sale of such company, or subsidiaries or divisions thereof, may represent potential buyers of businesses through its mergers and acquisition activities and may provide lending and other related financing services in connection with such transactions. Morgan Stanley’s compensation for such activities is usually based upon realized consideration and is usually contingent, in substantial part, upon the closing of the transaction. Under these circumstances, a Fund may be precluded from participating in a transaction with or relating to the company being sold or participating in any financing activity related to merger or acquisition.
The involvement or presence of Morgan Stanley in the investment banking and other commercial activities described above (or the financial markets more broadly) may restrict or otherwise limit investment opportunities that may otherwise be available to the Fund. For example, issuers may hire and compensate Morgan Stanley to provide underwriting, financial advisory, placement agency, brokerage services or other services and, because of limitations imposed by applicable law and regulation, a Fund may be prohibited from buying or selling securities issued by those issuers or participating in related transactions or otherwise limited in its ability to engage in such investments.
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In addition, in situations where the investment adviser is required to aggregate its positions with those of other Morgan Stanley business units for position limit calculations, the investment adviser may have to refrain from making investments due to the positions held by other Morgan Stanley business units or their clients. There may be other situations where the investment adviser refrains from making an investment or refrains from taking certain actions related to the management of such investment due to, among other reasons, additional disclosure obligations, regulatory requirements, policies, and reputational risk, or the investment adviser may limit purchases or sales of securities in respect of which Morgan Stanley is engaged in an underwriting or other distribution capacity.
Morgan Stanley’s Marketing Activities. Morgan Stanley is engaged in the business of underwriting, syndicating, brokering, administering, servicing, arranging and advising on the distribution of a wide variety of securities and other investments in which a Fund may invest. Subject to the restrictions of the 1940 Act, including Sections 10(f) and 17(e) thereof, a Fund may invest in transactions in which Morgan Stanley acts as underwriter, placement agent, syndicator, broker, administrative agent, servicer, advisor, arranger or structuring agent and receives fees or other compensation from the sponsors of such products or securities. Any fees earned by Morgan Stanley in such capacity will not be shared with the investment adviser or the Fund. Certain conflicts of interest, in addition to the receipt of fees or other compensation, would be inherent in these transactions. Moreover, the interests of one of Morgan Stanley’s clients with respect to an issuer of securities in which a Fund has an investment may be adverse to the investment adviser’s or a Fund’s best interests. In conducting the foregoing activities, Morgan Stanley will be acting for its other clients and will have no obligation to act in the investment adviser’s or a Fund’s best interests. Due to the restrictions of the 1940 Act, a Fund may be restricted from participating in certain transactions in which Morgan Stanley acts as underwriter, placement agent, syndicator, broker, administrative agent, servicer, advisor, arranger or structuring agent, including transactions that would otherwise be beneficial to the Fund.
Client Relationships. Morgan Stanley has existing and potential relationships with a significant number of corporations, institutions and individuals. In providing services to its clients, Morgan Stanley may face conflicts of interest with respect to activities recommended to or performed for such clients, on the one hand, and a Fund, its shareholders or the entities in which the Fund invests, on the other hand. In addition, these client relationships may present conflicts of interest in determining whether to offer certain investment opportunities to a Fund.
In acting as principal or in providing advisory and other services to its other clients, Morgan Stanley may engage in or recommend activities with respect to a particular matter that conflict with or are different from activities engaged in or recommended by the investment adviser on a Fund’s behalf.
Principal Investments. There may be situations in which a Fund’s interests may conflict with the interests of one or more general accounts of Morgan Stanley and its affiliates or accounts managed by Morgan Stanley or its affiliates. This may occur because these accounts hold public and private debt and equity securities of many issuers which may be or become portfolio companies, or from whom portfolio companies may be acquired.
Transactions with Portfolio Companies of Affiliated Investment Accounts. The companies in which a Fund may invest may be counterparties to or participants in agreements, transactions or other arrangements with portfolio companies or other entities of portfolio investments of Affiliated Investment Accounts (for example, a company in which a Fund invests may retain a company in which an Affiliated Investment Account invests to provide services or may acquire an asset from such company or vice versa). Certain of these agreements, transactions and arrangements involve fees, servicing payments, rebates and/or other benefits to Morgan Stanley or its affiliates. For example, portfolio entities may, including at the encouragement of Morgan Stanley, enter into agreements regarding group procurement and/or vendor discounts. Morgan Stanley and its affiliates may also participate in these agreements and may realize better pricing or discounts as a result of the participation of portfolio entities. To the extent permitted by applicable law, certain of these agreements may provide for commissions or similar payments and/or discounts or rebates to be paid to a portfolio entity of an Affiliated Investment Account, and such payments or discounts or rebates may also be made directly to Morgan Stanley or its affiliates. Under these arrangements, a particular portfolio company or other entity may benefit to a greater degree than the other participants, and the Morgan Stanley Funds, investment vehicles and accounts (which may or may not include a Fund) that own an interest in such entity will receive a greater relative benefit from the arrangements than the Morgan Stanley Funds, investment vehicles or accounts that do not own an interest therein. Fees and compensation received by portfolio companies of Affiliated Investment Accounts in relation to the foregoing will not be shared with a Fund or offset advisory fees payable.
Investments in Portfolio Investments of Other Funds. To the extent permitted by applicable law, when a Fund invests in certain companies or other entities, other funds affiliated with the investment adviser may have made or may be making an investment in such companies or other entities. Other funds that have been or may be managed by the investment adviser may invest in the companies or other entities in which a Fund has made an investment. Under such circumstances, a Fund and such other funds may have conflicts of interest (e.g., over the terms, exit strategies and related matters, including the exercise of remedies of their respective investments). If the interests held by a Fund are different from (or take priority over) those held by such other funds, the investment adviser may be required to make a selection at the time of conflicts between the interests held by such other funds and the interests held by a Fund.
Investments in Morgan Stanley Funds and Other Funds. To the extent permitted by applicable law, a Fund may invest in a fund affiliated with the investment adviser or its affiliates or a fund advised by the investment adviser or its affiliates. In connection with any such investments, an investing Fund, to the extent permitted by the 1940 Act, will pay all advisory, administrative and/or Rule 12b-1 fees applicable to the investment. Investments by a Fund in a fund affiliated with the investment adviser or its
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affiliates or a fund advised by the investment adviser or its affiliates present potential conflicts of interest, including potential incentives to invest in smaller or newer funds to increase asset levels or provide greater viability. The investment adviser voluntarily waives advisory fees of a Fund associated with investments by the Fund in a fund advised by the investment adviser or its affiliates which will reduce, but will not eliminate, these types of conflicts.
The Affiliated Investment Accounts (including the Funds) may, individually or in the aggregate, own a substantial percentage of a Fund. Further, the investment adviser, its affiliates, or another entity (i.e., a seed investor) may invest in the Funds at or near the establishment of such Funds, which may facilitate the Funds achieving a specified size or scale. The investment adviser and/or its affiliates may make payments to an investor that contributes seed capital to a Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached, and will be made from the assets of the investment adviser and/or such affiliates (and not the applicable Fund). Seed investors may contribute all or a majority of the assets in a Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from the investment adviser and/or its affiliates have ceased. Such redemptions could negatively impact a Fund’s liquidity, expenses and market price of its shares, as applicable.
Allocation of Expenses. Expenses may be incurred that are attributable to a Fund and one or more other Affiliated Investment Accounts (including in connection with issuers in which a Fund and such other Affiliated Investment Accounts have overlapping investments). The allocation of such expenses among such entities raises potential conflicts of interest. The investment adviser and its affiliates intend to allocate such common expenses among a Fund and any such other Affiliated Investment Accounts on a pro rata basis or in such other manner as the investment adviser deems to be fair and equitable or in such other manner as may be required by applicable law.
Temporary Investments. To more efficiently invest short-term cash balances held by a Fund, the investment adviser may invest such balances on an overnight “sweep” basis in shares of one or more money market funds or other short-term vehicles. It is anticipated that the investment adviser to these money market funds or other short-term vehicles may be the investment adviser (or an affiliate) to the extent permitted by applicable law, including Rule 12d1-1 under the 1940 Act. In such a case, the affiliated investment adviser may receive asset-based fees in respect of a Fund’s investment (which will reduce the net return realized by a Fund).
Transactions with Affiliates. The investment adviser and any investment sub-adviser might purchase securities from underwriters or placement agents in which a Morgan Stanley affiliate is a member of a syndicate or selling group, as a result of which an affiliate might benefit from the purchase through receipt of a fee or otherwise. Neither the investment adviser nor any investment sub-adviser will purchase securities on behalf of a Fund from an affiliate that is acting as a manager of a syndicate or selling group. Purchases by the investment adviser on behalf of a Fund from an affiliate acting as a placement agent must meet the requirements of applicable law. Furthermore, Morgan Stanley may face conflicts of interest when a Fund uses service providers affiliated with Morgan Stanley because Morgan Stanley receives greater overall fees when they are used.
Affiliated Indexes. Affiliates of the investment adviser develop, own and operate indexes (“Indexes”), and may continue to do so in the future, based on investment and trading strategies and concepts developed by the investment adviser or its affiliates (“Adviser Strategies”). Some of the Funds seek to track the performance of the Indexes. The investment adviser manages Accounts which track the same Indexes used by the Funds or which are based on the same, or substantially similar, Adviser Strategies that are used in the operation of the Indexes and the Funds. The operation of the Indexes, the Funds and the Accounts in this manner gives rise to potential conflicts of interest. For example, Accounts that track the same Indexes used by the Funds may engage in purchases and sales of securities prior to when the Index and the Funds engage in similar transactions because such Accounts may be managed and rebalanced on an ongoing basis, whereas the Funds’ portfolios are only rebalanced on a periodic or other basis subsequent to the rebalancing of the Index.
The investment adviser has adopted policies and procedures that are designed to address potential conflicts that arise in connection with the operation of the Indexes, the Funds and the Accounts. The investment adviser has established certain information barriers and other policies designed to address the sharing of information between different businesses within the investment adviser, including with respect to personnel responsible for constructing and maintaining the Indexes and those involved in decision-making for the Funds.
Valuation of the Funds’ Investments. The investment adviser performs certain valuation services related to securities and other assets held by the Funds and performs such services in accordance with its valuation policies. The investment adviser will face a conflict with respect to valuation of the Funds’ investments generally because of the effect of such valuations on the investment adviser’s fees and other compensation and performance of the Funds.
Proxy Voting by the Investment Adviser. The investment adviser has implemented processes designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with its fiduciary obligations to its clients. Notwithstanding such proxy voting processes, proxy voting decisions made by the investment adviser in respect of securities held by the Funds may benefit the interests of Morgan Stanley and/or accounts other than the Funds. Further, the investment adviser may make different proxy voting decisions in respect of the same security held by clients with different investment objectives or strategies. For a more detailed discussion of these policies and procedures, see the section of the Statement of Additional Information entitled “Proxy Voting Policy” under “Management and Organization”.
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Potential Conflict of Interest Related to Use of Sub-Adviser(s). To the extent the investment adviser to a Fund engages affiliated and/or unaffiliated sub-advisers, the investment adviser generally expects to compensate the sub-adviser out of the advisory fee it receives from the Fund, which creates an incentive for the investment adviser to select sub-adviser(s) with lower fee rates or to select affiliated sub-adviser(s). In addition, a sub-adviser may have interests and relationships that create actual or potential conflicts of interest related to their management of Fund assets allocated to or managed by the sub-adviser. These conflicts may be similar to or different from the conflicts described herein related to Morgan Stanley and its investment advisory affiliates. For additional information about potential conflicts of interest for each sub-adviser(s) can be found in the relevant sub-adviser’s Form ADV. A copy of Part 1 and Part 2 of a sub-adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).
Electronic Communication Networks and Alternative Trading Systems. The investment adviser’s affiliate(s) have ownership interests in and/or board seats on electronic communication networks (“ECNs”) or other alternative trading systems (“ATSs”). In certain instances the investment adviser’s affiliate(s) could be deemed to control one or more of such ECNs or ATSs based on the level of such ownership interests and whether such affiliates are represented on the board of such ECNs or ATSs. Consistent with its fiduciary obligation to seek best execution, the investment adviser may, from time to time, directly or indirectly, effect client trades through ECNs or other ATSs in which the Firm’s affiliates have or could acquire an interest or board seat. These affiliates might receive an indirect economic benefit based upon their ownership in the ECNs or other ATSs. The investment adviser will, directly or indirectly, execute through an ECN or other ATSs in which an affiliate has an interest only in situations where the Firm or the broker dealer through whom it is accessing the ECN or ATS reasonably believes such transaction will be in the best interest of its clients and the requirements of applicable law have been satisfied.
General Process for Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between the investment adviser, related persons of the investment adviser and/or their clients. The Advisers Act, the 1940 Act and ERISA impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, the investment adviser has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. The investment adviser seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.
FINANCIAL STATEMENTS
The audited financial statements of, and the report of the independent registered public accounting firm for the Fund appear in its Form N-CSR filing  and are incorporated by reference into this SAI. A copy of the Form N-CSR filing accompanies this SAI.
Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.
The Trust incorporates by reference the audited financial information and the reports  of the independent registered public accounting firm for the Fund for the fiscal year ended August 31, 2025, as previously filed electronically with the SEC on October 27, 2025 (Accession No. 0001193125-25-251259).
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ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

Asset-Backed Securities (“ABS”)
ABS are collateralized by pools of automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial mortgage-backed securities (“MBS”), utilities receivables, secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. ABS are “pass through” securities, meaning that principal and interest payments made by the borrower on the underlying assets are passed through to the ABS holder. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. ABS are subject to interest rate risk and prepayment risk. Some ABS may receive prepayments that can change their effective maturities. Issuers of ABS may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, ABS may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under U.S. federal and state law. The value of  ABS may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of ABS representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. While certain ABS may be insured as to the payment of principal and interest, this insurance does not protect the market value of such obligations or the Fund’s net asset value. The value of an insured security will be affected by the credit standing of its insurer.
Collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”) are types of ABS that are backed solely by a pool of other debt securities. CDOs and CLOs are typically issued in various classes with varying priorities. The risks of an investment in a CDO or CLO depend largely on the type of the collateral securities and the class of the CDO or CLO in which the Fund invests. In addition to interest rate, prepayment, default and other risks of ABS and fixed income securities, in general, CDOs and CLOs are subject to additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CDOs or CLOs that are subordinate to other classes, and the complex structure may produce disputes with the issuer or unexpected investment results. The Fund’s investment in CDOs and CLOs may decrease in market value if they experience loan defaults or credit impairment, the disappearance of a subordinate tranche or class of debt, or due to market anticipation of defaults and investor aversion to the securities as a class. The liquidity of ABS (particularly below investment grade ABS) may change over time. During periods of deteriorating economic conditions, such as recessions, or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities.

Auction Rate Securities
Auction rate securities, such as auction preferred shares of closed-end investment companies, are preferred securities and debt securities with dividends/coupons based on a rate set at auction. The auction is usually held weekly for each series of a security, but may be held less frequently. The auction sets the rate, and securities may be bought and sold at the auction. Provided that the auction mechanism is successful, auction rate securities normally permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Security holders that submit sell orders in a failed auction may not be able to sell any or all of the shares for which they have submitted sell orders. Security holders may sell their shares at the next scheduled auction, subject to the same risk that the subsequent auction will not attract sufficient demand for a successful auction to occur. Broker-dealers may also try to facilitate secondary trading in the auction rate securities, although such secondary trading may be limited and may only be available for shareholders willing to sell at a discount. Since mid-February 2008, existing markets for certain auction rate securities have become generally illiquid and investors have not been able to sell their securities through the regular auction process. It is uncertain when or whether there will be a revival of investor interest in purchasing securities sold through auctions. There may be limited or no active secondary markets for many auction rate securities. Auction rate securities that do trade in a secondary market may trade at a significant discount from their liquidation preference. There have been a number of governmental investigations and regulatory settlements involving certain broker-dealers with respect to their prior activities involving auction rate securities.
Valuations of such securities are highly speculative, however, dividends on auction rate preferred securities issued by a closed-end fund may be reported, generally on IRS Form 1099, as exempt from U.S. federal income tax to the extent they are attributable to tax-exempt interest income earned by the Fund on the securities and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for U.S. federal income tax purposes, and the closed-end fund complies with certain requirements under the Code. Investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other  U.S. registered investment companies, which limitations are prescribed by the 1940 Act.

Average Effective Maturity
Average effective maturity is a weighted average of all the maturities of bonds owned by the Fund. Average effective maturity takes into consideration all mortgage payments, puts and adjustable coupons. In the event the Fund invests in multiple Portfolios, its average weighted maturity is the sum of its allocable share of the average weighted maturity of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s average weighted maturity by the Fund’s percentage ownership of that Portfolio.

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Benchmark Reference Rates
Many debt securities, derivatives, and other financial instruments utilize benchmark or reference rates for variable interest rate calculations, including the Euro Interbank Offer Rate, Sterling Overnight Index Average Rate, and the Secured Overnight Financing Rate (each a “Reference Rate”). Instruments in which the Fund invests may pay interest at floating rates based on such Reference Rates or may be subject to interest caps or floors based on such Reference Rates. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on such Reference Rates. The elimination of a Reference Rate or any other changes to or reforms of the determination or supervision of Reference Rates could have an adverse impact on the market for, or value of, any instruments or payments linked to those Reference Rates.
For example, some Reference Rates, as well as other types of rates and indices, are described as “benchmarks” and have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts. As a result, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

Borrowing for Investment Purposes
There is no assurance that a borrowing strategy will be successful. Upon the expiration of the term of the Fund’s existing credit arrangement, the lender may not be willing to extend further credit to the Fund or may be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. Borrowing to increase investments generally will magnify the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Borrowing for Temporary Purposes
The Fund may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in advance of the settlement of share purchases, and to settle transactions). The Fund’s ability to borrow is subject to its terms and conditions of its credit arrangements, which in some cases may limit the Fund’s ability to borrow under the arrangement. The Fund will be required to maintain a specified level of asset coverage with respect to all borrowings and may be required to sell some of its holdings to reduce debt and restore coverage at times when it may not be advantageous to do so. The rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Fund under a credit arrangement are senior to the rights of holders of shares with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lenders may have the right to cause a liquidation of the collateral (i.e., sell Fund assets) and, if any such default is not cured, the lenders may be able to control the liquidation as well. Credit arrangements are subject to annual renewal, which cannot be assured. If the Fund does not have the ability to borrow for temporary purposes, it may be required to sell securities at inopportune times to meet short-term liquidity needs. Because the Fund is a party to a joint credit arrangement, it may be unable to borrow some or all of its requested amounts at any particular time. Borrowings involve additional expense to the Fund.

Build America Bonds
Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support. The Act authorized state and local governments to issue taxable bonds on which, assuming certain specified conditions were satisfied, issuers could either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). The federal interest subsidy or tax credit continues for the life of the bonds. Unlike most other municipal obligations, interest received on Build America Bonds is subject to U.S. federal income tax and may be subject to state income tax. The subsidy that issuers of direct pay Build America Bonds receive from the U.S. Treasury has been reduced as a result of budgetary sequestration, which has resulted, and which may continue to result, in a delay or reduction in subsidy payments. Any interruption, delay, reduction, and/or offset of the reimbursement from the U.S. Treasury may reduce the demand for direct pay Build America Bonds and/or potentially trigger extraordinary call features of the bonds. This may, in turn, reduce market prices and cause the value of the Fund shares to fall. Pursuant to the terms of the Act, the issuance of Build America Bonds ceased on December 31, 2010. As a result, the availability of such bonds is limited, which may adversely affect their liquidity.

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Call and Put Features on Securities
Issuers of securities may reserve the right to call (redeem) the securities. If an issuer redeems a security with a call right during a time of declining interest rates, the holder of the security may not be able to reinvest the proceeds in securities providing the same investment return as provided by the securities redeemed. Some securities may have “put” or “demand” features that allow early redemption by the holder. Longer term fixed-rate securities may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). This “put” or “demand” feature enhances a security’s liquidity by shortening its effective maturity and enables the security to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the holder of the security would be subject to the longer maturity of the security, which could experience substantially more volatility. Securities with a “put” or “demand” feature are more defensive than conventional long term securities (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term securities, because they can be retained if interest rates decline.

Collateralized Mortgage Obligations (“CMOs”)
CMOs are backed by a pool of mortgages or mortgage loans. The key feature of the CMO structure is the prioritization of the cash flows from the pool of mortgages among the several classes, or tranches, of the CMO, thereby creating a series of obligations with varying rates and maturities. Senior CMO classes will typically have priority over residual CMOs as to the receipt of principal and or interest payments on the underlying mortgages. CMOs also issue sequential and parallel pay classes, including planned amortization and target amortization classes, and fixed and floating rate CMO tranches. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each CMO tranche at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class, concurrently on a proportionate or disproportionate basis. Sequential pay  CMOs generally pay principal to only one class at a time while paying interest to several classes. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued as collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Floating rate CMO tranches carry interest rates that are tied in a fixed relationship to an index subject to an upper limit, or “cap,” and sometimes to a lower limit, or “floor.” CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities (“CMBS”)
CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. CMBS may have a lower repayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayment of principal. The risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payment, and the ability of a property to attract and retain tenants. CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities. In addition, at times the commercial real estate market has experienced substantially lower valuations combined with higher interest rates, leading to difficulty in refinancing debt and, as a result, the CMBS market has experienced (and could in the future experience) greatly reduced liquidity and valuations.
The values of, and income generated by, CMBS may be adversely affected by changing interest rates and other developments impacting the commercial real estate market, such as population shifts and other demographic changes, increasing vacancies (potentially for extended periods) and reduced demand for commercial and office space, maintenance or tenant improvement costs, and costs to convert properties for other uses. These developments could result from, among other things, changing tastes and preferences (such as remote work arrangements) as well as cultural, technological, global or local economic and market developments. In addition, changing interest rate environments and associated changes in lending standards and higher refinancing rates may adversely affect the commercial real estate and CMBS markets. The occurrence of any of the foregoing developments would likely increase default risk for the properties and loans underlying these investments as well as impact the value of, and income generated by, these investments. These developments could also result in reduced liquidity for CMBS.

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Commodity-Related Investments
The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. To the extent commodity-related investments are held through the Subsidiary, the Subsidiary is not subject to U.S. laws (including securities laws) and their protections. The Subsidiary is subject to the laws of the Cayman Islands, a foreign jurisdiction, and can be affected by developments in that jurisdiction.
Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities. The commodities that underlie commodity futures contracts and commodity swaps may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Common Stocks
Common stock represents an equity ownership interest in the issuing corporation. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Common stock normally occupies the most subordinated position in an issuer’s capital structure. Returns on common stock investments consist of any dividends received plus the amount of appreciation or depreciation in the value of the stock.
Although common stocks have historically generated higher average returns than fixed-income securities over the long term and particularly during periods of high or rising concerns about inflation, common stocks also have experienced significantly more volatility in returns and may not maintain their real value during inflationary periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

Contingent Convertible Securities
Contingent convertible securities (sometimes referred to as “CoCos”) are convertible securities with loss absorption characteristics. These securities provide for mandatory conversion into common stock of the issuer under certain circumstances. The mandatory conversion may be automatically triggered, for instance, if a company fails to meet the capital minimum with respect to the security, the company’s regulator makes a determination that the security should convert or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. In addition, some such instruments have a set stock conversion rate that would cause an automatic write-down of capital if the price of the stock is below the conversion price on the conversion date. Under similar circumstances, the liquidation value of certain types of contingent convertible securities may be adjusted downward to below the original par value. The write down of the par value would occur automatically and would not entitle the holders to seek bankruptcy of the company. In certain circumstances, contingent convertible securities may write down to zero and investors could lose the entire value of the investment, even as the issuer remains in business. CoCos may be subject to redemption at the option of the issuer at a predetermined price. See also “Hybrid Securities.”

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Convertible Securities
A convertible security is a bond, debenture, note, preferred security, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security entitles the holder to receive interest paid or accrued or the dividend paid on such security until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower interest or dividend yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. A convertible security ranks senior to common stock in a corporation’s capital structure but is usually subordinated to comparable nonconvertible securities. Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities. Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company. A convertible security may be subject to redemption or conversion at the option of the issuer after a particular date and under certain circumstances (including at a specified price) established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.
Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the securities are issued, which may increase the effects of currency risk.
Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the securities to be redeemed by the issuer at a premium over the stated principal amount of the debt securities under certain circumstances. Certain convertible securities may include loss absorption characteristics that make the securities more equity-like. This is particularly true of convertible securities issued by companies in the financial services sector. See “Contingent Convertible Securities.”

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Synthetic convertible securities may include either cash-settled convertibles or manufactured convertibles.  Cash-settled convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a cash-settled convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured convertibles are created by the investment adviser or another party by combining separate securities that possess one of the two principal characteristics of a convertible security,  i.e., fixed-income (“fixed-income component”) or a right to acquire equity securities (“convertibility component”). The fixed-income component is achieved by investing in nonconvertible fixed-income securities, such as nonconvertible bonds, preferred securities and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index. A manufactured convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a manufactured convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a manufactured convertible is the sum of the values of its fixed-income component and its convertibility component. More flexibility is possible in the creation of a manufactured convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the investment adviser may combine a fixed-income instrument and an equity feature with respect to the stock of the issuer of the fixed-income instrument to create a synthetic convertible security otherwise unavailable in the market.  The investment adviser may also combine a fixed-income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the investment adviser believes such a manufactured convertible would better promote the Fund’s objective than alternative investments. For example, the investment adviser may combine an equity feature with respect to an issuer’s stock with a fixed-income security of a different issuer in the same industry to diversify the Fund’s credit exposure, or with a U.S. Treasury instrument to create a manufactured convertible with a higher credit profile than a traditional convertible security issued by that issuer. A manufactured convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a manufactured convertible. For example, the Fund may purchase a warrant for eventual inclusion in a manufactured convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.  The value of a manufactured convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event the Fund created a manufactured convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the manufactured convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed-income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

Credit Linked Securities
See also “Derivative Instruments and Related Risks” herein. Credit linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps, and other securities in order to provide exposure to certain fixed-income markets. Credit linked securities may be used as a cash management tool in order to gain exposure to a certain market and to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. An issuer may sell one or more credit default swaps under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the reference instrument (in this case a debt obligation) upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the reference instrument. This, in turn, would reduce the amount of income and principal that the holder of the credit linked security would receive. Credit linked securities generally will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

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Cybersecurity Risk
With the increased use of technologies by Fund service providers to conduct business, such as the Internet, the Fund is susceptible to operational, information security and related risks. The Fund relies on communications technology, systems, and networks to engage with clients, employees, accounts, shareholders, and service providers, and a cyber incident may inhibit the Fund’s ability to use these technologies. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites or via “ransomware” that renders the systems inoperable until appropriate actions are taken. A denial-of-service attack is an effort to make network services unavailable to intended users, which could cause shareholders to lose access to their electronic accounts, potentially indefinitely. Employees and service providers also may not be able to access electronic systems to perform critical duties for the Fund, such as trading, NAV calculation, shareholder accounting or fulfillment of Fund share purchases and redemptions, during a denial-of-service attack. There is also the possibility for systems failures due to malfunctions, user error and misconduct by employees and agents, natural disasters, or other foreseeable and unforeseeable events.
Because technology is consistently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber attack. Similar types of  cybersecurity risks also are present for issuers of securities in which the Fund invests, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber attacks, technological disruptions, malfunctions or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Fund from, among other things, buying or selling the Fund or accurately pricing its securities. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber incidents consistently. In addition to deliberate cyber attacks, unintentional cyber incidents can occur, such as the inadvertent release of confidential information by the Fund or its service providers.
The Fund uses third party service providers who are also heavily dependent on computers and technology for their operations.  Cybersecurity failures or breaches by the Fund’s investment adviser or administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, may disrupt and otherwise adversely affect their business operations. This may result in financial losses to the Fund, impede Fund trading, interfere with the Fund’s ability to calculate its NAV, limit a shareholder’s ability to purchase or redeem shares of the Fund or cause violations of applicable privacy and other laws, regulatory fines, penalties,  reputational damage, reimbursement or other compensation costs, litigation costs or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While many of the Fund’s service providers have established business continuity plans and risk management systems intended to identify and mitigate cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. The Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.

Derivative Instruments and Related Risks
Generally, derivatives can be characterized as financial instruments whose performance is derived at least in part from the performance of an underlying reference instrument. Derivative instruments may be acquired in the United States or abroad and include the various types of exchange-traded and over-the-counter (“OTC”) instruments described herein and other instruments with substantially similar characteristics and risks. Depending on the type of derivative instrument and the Fund’s investment strategy, a derivative instrument may be based on a security, instrument, index, currency, commodity, economic indicator or event (referred to as “reference instruments”).
Derivative instruments are subject to a number of risks, including adverse or unexpected movements in the price of the reference instrument, and  counterparty, credit, interest rate, leverage, liquidity, market and tax risks. Use of derivative instruments may cause the realization of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if such instruments had not been used. Success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the reference instrument and the Fund’s assets. To the extent that a derivative instrument is intended to hedge against an event that does not occur, the Fund may realize losses.

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OTC derivative instruments involve an additional risk in that the issuer or  counterparty may fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, an option or commodity exchange or swap execution facility or clearinghouse may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. There can be no assurance that the use of derivative instruments will benefit the Fund.
The regulation of derivatives has undergone substantial change in recent years. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulations require most derivatives to be margined and/or cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on counterparties, and impose other regulatory requirements that impact derivatives markets. The implementation of these requirements or additional future regulation of the derivatives markets may make the use of derivatives more costly, may limit the availability or reduce the liquidity of derivatives, and may impose limits or restrictions on the counterparties with which the Fund engages in derivative transactions. Fund management cannot fully predict the effects of any governmental regulation of the derivatives markets, and there can be no assurance that any government regulation will not adversely affect the Fund’s performance or ability to achieve its investment objective.
The  CFTC and various exchanges have imposed (and continue to evaluate and monitor) limits on the number of speculative positions that any person, or group of persons acting in concert, may hold or control in certain futures and options on futures contracts. Additionally, U.S. federal position limits now apply to swaps that are economically equivalent to futures contracts that are subject to  CFTC set speculative limits. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded, unless an exemption applies. Thus, even if the Fund does not intend to exceed applicable position limits, it is possible that positions of different clients managed by the investment adviser and its affiliates may be aggregated for this purpose. It is possible that the trading decisions of the investment adviser may have to be modified and that positions held by the Fund may have to be liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s investment strategy. The Fund may also be affected by other non-U.S. regulators and trading venues, such as those of the European Union and United Kingdom, that impose position limits on commodity derivative contracts.
The SEC adopted Rule 18f-4 under the 1940 Act, which applies to the Fund’s use of derivative investments and certain financing transactions. Among other things, Rule 18f-4 requires certain funds that invest in derivative instruments beyond a specified limited amount (generally greater than 10% of a fund’s net assets) to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. To the extent a Fund uses derivative instruments (excluding certain currency and interest rate hedging transactions) in a limited amount (up to 10% of a Fund’s net assets), it will not be subject to the full requirements of Rule 18f-4. In addition, to the extent that the Fund enters into reverse repurchase agreements or similar financing transactions, the Fund may elect to either treat all of its reverse repurchase agreements or similar financing transactions as derivatives transactions for purposes of Rule 18f-4 or comply (with respect to reverse repurchase agreements or similar financing transactions) with the asset coverage requirements under Section 18 of the 1940 Act. Limits or restrictions applicable to the  counterparties with which a Fund engages in derivative transactions also could prevent the Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.
Legislation may be enacted that could negatively affect the assets of the Fund. Legislation or regulation may also change the way in which the Fund itself is regulated. The effects of any new governmental regulation cannot be predicted and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s performance or ability to achieve its investment objective(s).

Derivative-Linked and Commodity-Linked Hybrid Instruments
A derivative-linked or commodity-linked hybrid instrument (referred to herein as a “hybrid instrument”) is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid instrument is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a hybrid instrument may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid instrument is a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

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The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the Fund may not be successful. Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.
Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.
Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices  of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.
Hybrid instruments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return and creating exposure to a particular market or segment of that market. The value of a hybrid instrument or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid instrument. Under certain conditions, the redemption value of a hybrid instrument could be zero. The purchase of hybrid instruments also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.
Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will invest only in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA. Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and restrictions contained in the 1940 Act.

Direct Investments
Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. At the time of making a direct investment, the Fund will enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. These agreements may, in appropriate circumstances, provide the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the investment in the enterprise. Such a representative would be expected to monitor the investment and protect the Fund’s rights in the investment and would not be appointed for the purpose of exercising management or control of the enterprise.

Diversified Status
With respect to 75% of its total assets, an investment company that is registered with the SEC as a “diversified” fund: (1) may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the  U.S. Government, its agencies or instrumentalities and securities of other investment companies); and (2) may not own more than 10% of the outstanding voting securities of any one issuer.

Dividend Capture Trading
In a typical dividend capture trade, the Fund would buy a stock prior to its ex-dividend date and sell the stock at a point either on or after the ex-dividend date. The use of a dividend capture trading strategy exposes the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

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Duration
Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen Fund duration. As the value of a security changes over time, so will its duration. The duration of a Fund that invests in underlying funds is the sum of its allocable share of the duration of each of the underlying funds in which it invests, which is determined by multiplying the underlying fund’s duration by the Fund’s percentage ownership of that underlying fund.

Emerging Market Investments
The risks described under “Foreign Investments” herein generally are heightened in connection with investments in emerging markets. Also, investments in securities of issuers domiciled in countries with emerging capital markets may involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or  U.S. governmental laws or restrictions applicable to such investments; (iv) governmental actions or policies that may limit investment opportunities, such as restrictions on investment in, or required divestment of, certain issuers or industries; (v) the lack or relatively early development of legal structures governing private and foreign investments and private property; (vi) delays in settling portfolio transactions and heightened risk of loss from custody practices; (vii) greater debt burdens relative to the size of the economy; and (viii) investments through complex structures that may lack transparency. Governmental actions may effectively restrict or eliminate the Fund’s ability to purchase or sell investments in emerging market countries, and thus may make them less liquid or more difficult to value, or may force the Fund to sell or otherwise dispose of such investments at inopportune times or prices. Trading practices in emerging markets also may be less developed, resulting in inefficiencies relative to trading in more developed markets, which may result in increased transaction costs.
Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in emerging market countries. There can be no assurance that repatriation of income, gain or initial capital from these countries will occur. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors. Also, lending money and trading loans, for instance, may be considered a regulated activity in some foreign jurisdictions, which may result in licensing and certain other requirements. The Fund could be adversely affected by delays in, or a refusal to grant, required licenses, governmental approval, as well as by the application to the Fund of any restrictions on its investments.
Political and economic structures in emerging market countries may undergo significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the entire value of an investment in the affected market could be lost. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in developed markets.
Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which  U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Certain emerging market securities may be held by a limited number of persons. This may adversely affect the timing and pricing of the acquisition or disposal of securities. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions in particular securities.

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Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because brokers and  counterparties in such markets may be less well capitalized, and custody and registration of assets in some countries may be unreliable. The Fund seeks, where possible, to use counterparties whose financial status reduces this risk. However, there can be no certainty that the Fund will be successful in eliminating or reducing this risk, particularly as counterparties operating in emerging market countries frequently lack the substance, capitalization and/or financial resources of those in developed countries. There may be risks that settlement may be delayed and that cash or instruments belonging to the Fund may be in jeopardy because of failures of or defects in the settlement systems. In some cases, this may make it difficult to conduct transactions and may result in additional costs and delays in trading and settlement. The inability of a Fund to make intended investments or dispose of a portfolio investment due to settlement problems or the risk of intermediary or  counterparty failures could cause a Fund to miss attractive investment opportunities and/or result either in losses to the Fund due to subsequent declines in the value of such portfolio investment or, if the  Fund has entered into a contract to sell the investment, could result in possible liability. In addition, if a Fund sells investments with extended settlement times, the settlement proceeds from the sales may not be available to meet a Fund’s redemption obligations, or for reinvestment in other instruments, for a substantial period of time.
The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets. As an alternative to investing directly in emerging markets, exposure may be obtained through derivative investments.
Emerging market or developing countries also pose the risk of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the Fund’s investments in those countries. Additionally, some countries also may have different legal systems that may make it difficult or expensive for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. For instance, there may be difficulties in obtaining and/or enforcing legal  judgements against non-U.S. companies and non-U.S. persons, including company directors or officers, in foreign jurisdictions. Shareholders of emerging market issuers often have limited rights and few practical remedies in jurisdictions located in emerging markets. In addition, due to jurisdictional limitations, U.S. authorities (e.g., the SEC and the U.S. Department of Justice) may be limited in their ability to enforce regulatory or legal obligations in emerging market countries. Such risks vary from jurisdiction to jurisdiction and company to company. In addition, issuers of certain instruments may include special purpose vehicles (“SPVs”) that hold underlying assets to which a Fund seeks to gain exposure. A Fund may have the right to receive payments only from the SPV and may not have direct rights against the issuer of the underlying assets. Investors in such SPVs generally pay their share of the SPV’s administrative and other expenses, including management fees. In some cases, the terms on which the Fund may be permitted to participate in an investment may be different than those afforded to local investors.
Also, the Fund may invest in sovereign debt instruments, which are issued or guaranteed by foreign governmental entities. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the relative size of the debt service burden to the economy as a whole, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrears on their debts and such disbursements may be conditioned, for instance, on a governmental entity’s implementation of economic reforms and/or economic performance. Failure to implement such reforms and/or achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity and result in default.
Investments in China may involve a high risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries. Increasing trade tensions, particularly regarding trading arrangements between the  U.S., other trading partners and China, may result in additional tariffs or other actions that could have an adverse impact on an investment in the China region, including but not limited to restrictions on investments in certain Chinese companies or industries considered important to national interests, restrictions on monetary repatriation, intervention in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling, or other adverse government actions, circumstances and intervention efforts. Changes in political conditions and the political administration of trading counterparties may increase the risk of the imposition of sanctions, tariffs or other adverse trading policies. In addition, the adoption or continuation of protectionist trade policies by one or more countries could lead to a decrease in demand for Chinese products and reduced flows of foreign capital to China’s and other countries’ economies. Accounting, auditing, financial, and other reporting standards, practices and disclosure requirements in China are different, sometimes in fundamental ways, from those in the United States and certain western European countries. For example, there is less regulatory oversight of financial reporting by companies domiciled in China than for companies in the United States.

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To the extent the Fund invests in securities of Chinese issuers, it may be subject to certain risks associated with variable interest entities (“VIEs”). VIEs are widely used by China-based companies where China restricts or prohibits foreign ownership in certain sectors, including telecommunications, technology, media, and education. In a typical VIE structure, a shell  company is set up in an offshore jurisdiction and enters into contractual arrangements with a China-based operating company. The VIE lists on a U.S. exchange and investors then purchase the stock issued by a VIE. The VIE structure is designed to provide investors with economic exposure to the Chinese company that replicates equity ownership, without providing actual equity ownership.
VIE structures do not offer the same level of investor protections as direct ownership and investors may experience losses if VIE structures are altered, contractual disputes emerge, or the legal status of the VIE structure is prohibited under Chinese law. Additionally, significant portions of the Chinese securities markets may also become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The legal status of the VIE structure remains uncertain under Chinese law. There is risk that the Chinese government may cease to tolerate such VIE structures at any time or impose new restrictions on the structure, in each case either generally or with respect to specific issuers. If new laws, rules or regulations relating to VIE structures are adopted, investors, including the Fund, could suffer substantial, detrimental, and possibly permanent losses with little or no recourse available. In addition,  VIEs may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements. Delisting would significantly decrease the liquidity and value of the securities of these companies, decrease the ability of the Fund to invest in such securities and may increase the expenses of the Fund if it is required to seek alternative markets in which to invest in such securities.
The foregoing risks may be even greater in frontier markets. Frontier markets are countries with investable stock markets that are less established than those in the emerging markets. The economies of frontier market countries generally are smaller than those of traditional emerging market countries, and frontier capital markets and legal systems are typically less developed.
Sukuk. The Fund may invest in Sukuk, which are foreign or emerging market securities based on Islamic principles. Sukuk are securities with cash flows similar to conventional bonds, issued by an issuer, which is usually an SPV incorporated by the sovereign or corporate entity seeking financing, to obtain an upfront payment in exchange for an income stream and a future promise to return capital. Sukuk are designed to comply with Islamic religious law, commonly known as Sharia and, accordingly, do not pay interest. Instead,  Sukuk securities represent a contractual obligation of the issuer or issuing vehicle to make periodic distributions (such as income or other periodic payments) to the investor on pre-defined distribution dates and to return capital on a specified date, and such contractual payment obligation is linked to the issuer or issuing vehicle and not from interest on the investor’s money for Sukuk.  Sukuk may be linked to income streams relating to tangible assets, but even in respect of such  Sukuk, the Fund will not have a direct interest in, or recourse to, the underlying asset or pool of assets.
In the event of a default or the insolvency of the issuer, the resolution process can be expected to take longer than for conventional bonds. Sukuk remain relatively new instruments, and evolving interpretations of Islamic law by courts, regulators and prominent scholars may affect liquidity, prices, free transferability and the ability and willingness of issuers of  Sukuk to make payments in ways that cannot now be foreseen. In addition, issuers have, in the past, challenged the Islamic compliance of certificates. If any such or analogous events should occur, the Fund may be required to hold its Sukuk for longer than intended, even if their value or other condition is deteriorating. In such circumstances, the Fund may not be able to achieve expected returns on its investment in Sukuk or any returns at all.
Issuers of  Sukuk may include SPVs established by corporations and financial institutions, foreign governments and agencies of foreign governments. Underlying assets may include, without limitation, real estate (developed and undeveloped), lease contracts, forward-sale commodity contracts and machinery and equipment. Although the Sukuk market has grown significantly in recent years, there may be times when the market is illiquid and where it is difficult for the Fund to make an investment in or dispose of Sukuk at the desired time. Sukuk involve many of the same risks that conventional bonds incur, such as credit risk and interest rate risk, as well as the risks associated with foreign or emerging market securities. In addition to these risks, there are certain risks specific to Sukuk, such as those relating to their structures. Furthermore, the global Sukuk market is significantly smaller than conventional bond markets, which may impact liquidity and the ability for the Fund to sell Sukuk at a desired time.
The unique characteristics of  Sukuk may lead to uncertainties regarding their tax treatment within the Fund. In light of tax requirements applicable to the Fund, it may be necessary or advisable for the Fund to sell one or more Sukuk (or another investment) sooner than otherwise anticipated. As a result, the Fund may incur taxable gains or investment losses, as well as costs associated with such transaction.

Equity Investments
Equity investments include common stocks; preferred stocks; depositary receipts; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible and contingent convertible preferred stocks; rights and warrants and other securities that are treated as equity for U.S. federal income tax purposes (see “Preferred Stock” and “Hybrid Securities”). Market conditions may affect certain types of stocks to a greater extent than other types of stocks.

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Equity-Linked Securities
See also “Derivative Instruments and Related Risks” herein. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of securities, or sometimes a single stock. These securities are used for many of the same purposes as derivative instruments and share many of the same risks. Equity-linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

ESG Investment Risk
To the extent that the investment adviser considers environmental, social and/or governance (“ESG”) issues, the Fund’s performance may be impacted. Additionally, the investment adviser’s consideration of ESG issues may require subjective analysis based on qualitative assessments and the ability of the investment adviser to consider ESG issues may be impacted by data availability for a particular company or issuer (or obligor), including if the data is inaccurate, incomplete, unavailable or based on estimates. The investment adviser’s consideration of ESG issues may contribute to the investment adviser’s decision to forgo opportunities to buy certain securities. ESG issues with respect to an issuer (or obligor) or the investment adviser’s assessment of such may change over time. The consideration of ESG issues within the investment adviser’s investment decision-making process for a Fund may vary across asset classes, industries and sectors. When deemed by the investment adviser to be relevant to its evaluation of a company’s financial performance and when applicable information is available, the investment adviser considers financially material environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer or long-term stock price performance of a company. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The investment adviser does not exclude any company, industry or sector from consideration based on ESG criteria.

Event-Linked Instruments
The Fund may obtain event-linked exposure by investing in “event-linked bonds”, “event-linked swaps” or other “event-linked instruments”. Event-linked instruments are obligations for which the return of capital and dividend/interest payments are contingent on, or formulaically related to, the non-occurrence of a pre-defined “trigger” event. For some event-linked instruments, the trigger event’s magnitude may be based on losses to a company or industry, industry indexes or readings of scientific instruments rather than specified actual losses. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events.
Some event-linked instruments are referred to as “catastrophe bonds.” Catastrophe bonds entitle a Fund to receive principal and interest payments so long as no trigger event occurs of the description and magnitude specified by the instrument. If a trigger event occurs, the Fund may lose a portion of its entire principal invested in the bond.
Event-linked instruments may be sponsored by government agencies, insurance companies or reinsurers and issued by special purpose corporations or other off-shore or on-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a specific reinsurance transaction). Typically, event-linked instruments are issued by off-shore entities and may be non-dollar denominated. As a result, the Fund may be subject to currency risk.
Often, event-linked instruments provide for extensions of maturity that are mandatory or optional at the discretion of the issuer or sponsor, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred.  An extension of maturity may increase the instrument’s volatility and potentially make it more difficult to value. In addition, pricing of event-linked instruments is subject to the added uncertainty caused by the inability to generally predict whether, when or where a natural disaster or other triggering event will occur. If a trigger event occurs, the Fund may lose all or a portion of its investment in an event-linked instrument or the notional amount of an event-linked swap. Such losses may be substantial. Event-linked instruments carry large uncertainties and major risk exposures to adverse conditions. In addition to the specified trigger events, event-linked instruments also may expose the Fund to issuer, credit, counterparty, restricted securities, liquidity, and valuation risks as well as exposures to specific geographic areas, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked instruments are generally rated below investment grade or the unrated equivalent and have the same or similar risks as high yield debt securities (also known as junk bonds) and are subject to the risk that the Fund may lose some or all of its investment in such instruments if the particular trigger occurs. Event-linked instruments may be rated by a nationally recognized statistical rating agency, but are often unrated. Frequently, the issuer of an event-linked instrument will use an independent risk model to calculate the probability and economic consequences of a trigger event.
The Fund may invest in event-linked instruments in one or more of three ways: may purchase event-linked instruments when initially offered; may purchase event-linked instruments in the secondary, over-the-counter market; or may gain indirect exposure to event-linked instruments using derivatives. As the market for event-linked instruments evolves, the Fund may invest in new types of event-linked instruments. However, there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so.
Event-linked instruments typically are restricted to qualified institutional buyers and, therefore, are not subject to registration with the SEC or any state securities commission and are not always listed on any national securities exchange. The amount of public information available with respect to event-linked instruments is generally less extensive than that which is available for issuers of registered or exchange listed securities. There can be no assurance that future regulatory determinations will not adversely affect the overall market for event-linked instruments.

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Exchange-Traded Funds (“ETFs”)
ETFs are pooled investment vehicles that trade their shares on stock exchanges at market prices (rather than net asset value) and are only redeemable from the ETF itself in large increments or in exchange for baskets of securities. As an exchange traded security, an ETF’s shares are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, a particular segment of a securities index or market sector (“Passive ETFs”), or they may be actively managed (“Active ETFs”). An investment in an ETF generally involves the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies of the ETF, such as liquidity risk, sector risk and foreign and emerging market risk, as well as risks associated with equity securities, fixed income securities, real estate investments and commodities, as applicable. In addition, a Passive ETF may fail to accurately track the market segment or index that underlies its investment objective or may fail to fully replicate its underlying index, in which case the Passive ETF’s investment strategy may not produce the intended results. The way in which shares of ETFs are traded, purchased and redeemed involves certain risks. An ETF may trade at a price that is lower than its net asset value. Secondary market trading of an ETF may result in frequent price fluctuations, which in turn may result in a loss to a Fund. Additionally, there is no guarantee that an active market for the ETF’s shares will develop or be maintained. An ETF may fail to meet the listing requirements of any applicable exchanges on which it is listed. Further, trading in an  ETF may be halted if the trading in one or more of the securities held by an ETF is halted. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV and/or being more volatile than an ETF’s underlying securities.
A Fund will indirectly bear its proportionate share of any management fees and other operating expenses of an ETF in which it invests. A Fund may pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Exchange-Traded Notes (“ETNs”)
ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.
ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.
ETNs are subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.
An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.
The market value of ETN shares may differ from that of their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

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Fixed-Income Securities
Fixed-income securities include bonds, preferred, preference and convertible securities, notes, debentures, asset-backed securities (including those backed by mortgages), loan participations and assignments, equipment lease certificates, equipment trust certificates and conditional sales contracts. Generally, issuers of fixed-income securities pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values, and values accumulate over time to face value at maturity. The market prices of fixed-income securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of fixed-income securities decline when interest rates rise and increase when interest rates fall. Fixed-income securities are subject to risk factors such as sensitivity to interest rate and real or perceived changes in economic conditions, payment expectations, credit quality, liquidity and valuation. Fixed-income securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Fixed-income securities bear the risk of principal and interest default by the issuer, which will be greater with higher yielding, lower grade securities. During an economic downturn, the ability of issuers to service their debt may be impaired. The rating assigned to a fixed-income security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and a rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. If relevant to the Fund(s) in this SAI, corporate bond ratings are described in an appendix to the SAI (see the table of contents). Preferred stock and certain other hybrid securities may pay a fixed-dividend rate, but may be considered equity securities for purposes of a Fund’s investment restrictions (see “Preferred Stock” and “Hybrid Securities”).
The fixed-income securities market has been and may continue to be negatively affected by the COVID-19 pandemic. As with other serious economic disruptions, governmental authorities and regulators initially responded to this crisis with significant fiscal and monetary policy changes, including considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity. To the extent the Fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of the Fund’s uninvested cash. In 2022, the U.S. Federal Reserve began increasing interest rates and has signaled the potential for further increases, which could expose fixed-income and related markets to heightened volatility and could cause the value of the Fund’s investments, and the Fund’s net asset value to decline, potentially suddenly and significantly, which may negatively impact the Fund’s performance. It is difficult to accurately predict the pace at which the U.S. Federal Reserve will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. During periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates.

Foreign Currency Transactions
As measured in U.S. dollars, the value of assets denominated in foreign currencies may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. If the U.S. dollar rises in value relative to a foreign currency, a security denominated in that foreign currency will be worth less in U.S. dollars. If the U.S. dollar decreases in value relative to a foreign currency, a security denominated in that foreign currency will be worth more in U.S. dollars. A devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions (see “Forward Foreign Currency Exchange Contracts,” “Option Contracts,” “Futures Contracts” and “Swap Agreements – Currency Swaps” herein). Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits.

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Foreign Investments
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, because foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements and regulatory measures comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation, currency blockage, political or social instability, or diplomatic developments, which could affect investments in those countries. If a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could also be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation. Any of these actions could adversely affect securities prices, impair the Fund’s ability to purchase or sell foreign securities, or transfer the Fund’s assets or income back to the United States, or otherwise adversely affect Fund operations. In the event of nationalization, expropriation or confiscation, the Fund could lose its entire investment in that country. The risks posed by such actions with respect to a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.
Other potential foreign market risks include exchange controls, difficulties in valuing securities, defaults on foreign government securities, and difficulties of enforcing favorable legal judgments in foreign courts. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, reinvestment of capital, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Certain economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States. Foreign countries may not have the infrastructure or resources to respond to natural and other disasters that interfere with economic activities, which may adversely affect issuers located in such countries. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. In addition, to the extent that a Fund holds such a security, one or more Fund intermediaries may decline to process customer orders with respect to such Fund unless and until certain representations are made by the Fund or the prohibited holdings are divested. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a Fund may incur losses.
The U.S. may renegotiate some or all of its global trade relationships and may impose or threaten to impose significant import tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions) could lead to price volatility and overall declines in U.S. and global investment markets. In addition, the Holding Foreign Companies Accountable Act (the “HFCAA”) could cause securities of a foreign (non-U.S.) company, including ADRs, to be delisted from U.S. stock exchanges if the company does not allow the U.S. government to oversee the auditing of its financial information. Although the requirements of the HFCAA apply to securities of all foreign (non-U.S.) issuers, the SEC has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, the Fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. The Fund may also need to seek other markets in which to transact in such securities, which could increase the Fund’s costs.
Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Pursuant to regulatory changes effective in May 2024, many U.S., Canadian, and Mexican securities transitioned to a “T+1” (trade date plus one day) settlement cycle, while securities trading in most other markets typically have longer settlement cycles. As a result, there can be potential operational, settlement and other risks for the Funds associated with differences in settlement cycles between markets. Payment for securities before delivery may be required and in some countries delayed settlements are customary, which increases the Fund’s risk of loss. The Fund generally holds its foreign securities and related cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security or any of their agents goes bankrupt. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains.
In addition, it is often more expensive to buy, sell and hold securities in certain foreign markets than in the United States. Foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. The fees paid to foreign banks and securities depositories generally are higher than those charged by  U.S. banks and depositories. The increased expense of investing in foreign markets reduces the amount earned on investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.

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Depositary receipts (including American Depositary Receipts (“ADRs”) sponsored or unsponsored and Global Depositary Receipts (“GDRs”)) are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on foreign markets, exchange risk. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are established without the participation of the issuer. As a result, available information concerning the issuer of an unsponsored depository receipt may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. Unsponsored depositary receipts may involve higher expenses, may not pass through voting or other shareholder rights and they may be less liquid.
Unless otherwise provided in the Prospectus, in determining the domicile of an issuer, the investment adviser may consider the domicile determination of the Fund’s benchmark index or a leading provider of global indexes and may take into account such factors as where the company’s securities are listed, and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.
Global economies and financial markets are interconnected, and conditions in one country, region, or market could adversely impact economic conditions, market conditions, and issuers in other countries, regions, or markets. For example, a member state’s decision to leave the European Monetary Union and/or the European Union (“EU”), or any increased uncertainty as to the status of such entities, could have significant adverse effects on global currency and financial markets, and on the values of the Fund’s investments. The United Kingdom (“UK”) left the EU on January 31, 2020 (commonly known as “Brexit”) and on December 30, 2020, the EU and UK signed the EU-UK Trade and Cooperation Agreement governing the relationship between the UK and EU. Market uncertainty remains regarding  Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are not yet fully known. Moreover, the uncertainty about the ramifications of  Brexit may cause significant volatility and/or declines in the value of the Euro and the British pound. Brexit may create additional substantial economic stresses for the UK, including price volatility in UK stocks, capital outflows, wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. Brexit may also adversely affect UK-based financial firms that have counterparties in the EU or participate in market infrastructure (trading venues, clearing houses, settlement facilities) based in the EU. Political events, including nationalist unrest in Europe, uncertainties surrounding the sovereign debt of a number of EU countries and the viability of the EU (or the euro) itself, also may cause market disruptions. If one or more countries leave the EU (and/or abandon the euro) or the  EU dissolves, the world’s securities markets likely will be significantly disrupted.
On February 1, 2022, the European Union adopted a settlement discipline regime pursuant to Central Securities Depositories Regulation (“CSDR”) that introduced new measures for the authorization and supervision of European Union Central Security Depositories. CSDR aims to reduce the number of settlement fails that occur in European Economic Area (“EEA”) central securities depositories (“CSDs”) and address settlement fails where they occur. Under the regime, among other things, EEA CSDs are required to impose cash penalties on participants that cause settlement fails and distribute these to receiving participants. The CSDR requirements apply to transactions in transferable securities (e.g., stocks and bonds), money market instruments, shares of funds and emission allowances that will be settled through an EEA CSD and are admitted to trading or traded on an EEA trading venue or cleared by an EEA central counterparty. The Fund may bear the net effect of any penalties and credits incurred under the CSDR in respect of its trading, which could increase the Fund’s expenses and adversely affect Fund performance. The investment adviser may seek reimbursement from the relevant broker, agent, or sub-adviser (if applicable), as determined by the investment adviser from time to time, although there can be no assurance that the investment adviser will seek such reimbursement or that the Fund will recover or be reimbursed for any amounts at issue.

Forward Foreign Currency Exchange Contracts
See also “Derivative Instruments and Related Risks” herein. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect against an adverse change in the relationship between currencies or to increase exposure to a particular foreign currency. Cross-hedging may be done by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of instruments denominated in a different currency (or the basket of currencies and the underlying currency). Use of a different foreign currency (for hedging or non-hedging purposes) magnifies exposure to foreign currency exchange rate fluctuations. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. The precise matching of the forward contract amounts and the value of the instruments denominated in the corresponding currencies will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that the use of currency forwards may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that currency forwards may create exposure to currencies in which the Fund’s securities are not denominated. In addition, it may not be possible to hedge against long-term currency changes.

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When a currency is difficult to hedge or to hedge against the U.S. dollar, the Fund may enter into a forward contract to sell a currency whose changes in value are generally considered to be linked to such currency. Currency transactions can result in losses if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the hedge is in place. If the Fund purchases a bond denominated in a foreign currency with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar.
Some of the forward foreign currency exchange contracts may be classified as non-deliverable forwards (“NDFs”). NDFs are cash-settled, forward contracts that may be thinly traded. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars, but may be settled in other currencies. They are often used to gain exposure to or hedge exposure to foreign currencies that are not internationally traded. NDFs may also be used to gain or hedge exposure to gold.

Forward Rate Agreements
See also “Derivative Instruments and Related Risks” herein. Under a forward rate agreement, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable. These instruments are traded in the OTC market.

Futures Contracts
See also “Derivative Instruments and Related Risks” herein. Futures contracts are standardized contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of the underlying reference instrument at a specified future date at a specified price. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the underlying asset. Upon purchasing or selling a futures contract, a purchaser or seller is required to deposit collateral (initial margin). Each day thereafter until the futures position is closed, the purchaser or seller will pay additional margin (variation margin) representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies. It is expected that other futures contracts will be developed and traded in the future. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Futures contracts are traded on exchanges or boards of trade that are licensed by the CFTC and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange or board.
Although some futures contracts call for making or taking delivery of the underlying reference instrument, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.

Hybrid Securities
Hybrid securities generally possess certain characteristics of both equity and debt securities. These securities may at times behave more like equity than debt, or vice versa. Preferred stocks, convertible securities, trust preferred securities and certain debt obligations are types of hybrid securities. The investment adviser has sole discretion to determine whether an investment has hybrid characteristics and generally will consider the instrument’s preference over the issuer’s common shares, the term of the instrument at the time of issuance and/or the tax character of the instrument’s distributions. Debt instruments with a preference over common shares and a perpetual term or a term at issuance of thirty years or more generally are considered by the investment adviser to be hybrid securities. Hybrid securities generally do not have voting rights or have limited voting rights. Because hybrid securities have both debt and equity characteristics, their values vary in response to many factors, including general market and economic conditions, issuer-specific events, changes in interest rates, credit spreads and the credit quality of the issuer, and, for convertible securities, factors affecting the securities into which they convert. Hybrid securities may be subject to redemption at the option of the issuer at a predetermined price. Hybrid securities may pay a fixed or variable rate of interest or dividends. The prices and yields of nonconvertible hybrid securities generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. If the issuer of a hybrid security experiences financial difficulties, the value of such security may be adversely affected similar to the issuer’s outstanding common stock or subordinated debt instruments. Trust preferred securities are issued by a special purpose trust that holds the subordinated debt of a company and, as such, are subject to the risks associated with such debt obligation. See also “Preferred Stock,” “Convertible Securities” and “Contingent Convertible Securities.”

Illiquid Investments
Certain investments are considered illiquid or restricted due to a limited trading market or legal or contractual restrictions on resale or transfer, or are otherwise illiquid because they cannot be sold or disposed of in seven calendar days or less under then-current market conditions without the sale or disposition significantly changing the market value of the investment. Such illiquid investments may include commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act and securities eligible for resale pursuant to Rule 144A thereunder. Rule 144A securities may increase the level of portfolio illiquidity if eligible buyers become uninterested in purchasing such securities.

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It may be difficult to sell illiquid investments at a price representing fair value until such time as the investments may be sold publicly. It also may be more difficult to determine the fair value of such investments for purposes of computing the Fund’s net asset value. Where registration is required, a considerable period of time may elapse between a decision to sell the investments and the time when the Fund would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may incur additional expense when disposing of illiquid investments, including all or a portion of the cost to register the investments. The Fund also may acquire investments through private placements under which it may agree to contractual restrictions on the resale of such investments that are in addition to applicable legal restrictions. Such restrictions might prevent the sale of such investments at a time when such sale would otherwise be desirable.
At times, a portion of the Fund’s assets may be invested in investments as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such investments. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such investments when the investment adviser believes it advisable to do so or may be able to sell such investments only at prices lower than if such investments were more widely held. It may also be more difficult to determine the fair value of such investments for purposes of computing the Fund’s net asset value. The SEC has recently proposed amendments to Rule 22e-4 under the 1940 Act (the liquidity rule) that, if adopted as proposed, would result in changes to the Fund’s liquidity classification framework and could potentially increase the percentage of the Fund’s investments deemed to be illiquid. See also “Restricted Securities.” In addition, the Fund’s operations and investment strategies may be adversely impacted if the proposed amendments are adopted.

Indexed Securities
See also “Derivative Instruments and Related Risks” herein. Indexed securities are securities that fluctuate in value with an index. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators (“reference prices”). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Indexed securities may include interest only (“IO”) and principal only (“PO”) securities, floating rate securities linked to the Cost of Funds Index (“COFI floaters”), other “lagging rate” floating securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), leveraged floating rate securities (“super floaters”), leveraged inverse floating rate securities (“inverse floaters”), dual index floaters, range floaters, index amortizing notes and various currency indexed notes. Indexed securities may be issued by the  U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities.

Inflation-Indexed (or Inflation-Linked) Bonds
Inflation-indexed bonds are fixed-income securities the principal value of which is periodically adjusted according to the rate of inflation. Inflation-indexed bonds are issued by governments, their agencies or instrumentalities and corporations. Two structures are common: The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon. The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of inflation. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore, the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the risk of changes in their yields. In certain jurisdictions outside the United States, the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements in the Consumer Price Index.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Investing in a Portfolio
The Board may discontinue the Fund’s investment in one or more Portfolios if it determines that it is in the best interest of the Fund and its shareholders to do so. In such an event, the Board would consider what action might be taken, including investing Fund assets in another pooled investment entity, instructing the investment adviser to invest Fund assets directly or retaining an investment adviser to manage Fund assets in accordance with its investment objective(s). The Fund’s investment performance and expense ratio may be affected if its investment structure is changed or if another Portfolio investor withdraws all or a portion of its investment in the Portfolio.

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Investments in the Subsidiary
The Subsidiary is organized under the laws of the Cayman Islands, and is overseen by a sole director affiliated with Eaton Vance. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The Subsidiary expects to invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, backed by a portfolio of inflation-indexed securities and other fixed-income securities and is also permitted to invest in any other investments permitted by the Fund. To the extent that the Fund invests in the Subsidiary, the Fund will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the Prospectus and this SAI.
While the Subsidiary may be operated similarly to the Fund, it is not registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to the investor protections of the 1940 Act and other  U.S. regulations. Changes in the laws of the U.S. and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and this SAI and could negatively affect the Fund and its shareholders.

Junior Loans
Due to their lower place in the borrower’s capital structure and possible unsecured status, certain loans (“Junior Loans”) involve a higher degree of overall risk than Senior Loans (described below) of the same borrower. Junior Loans may be direct loans or purchased either in the form of an assignment or a loan participation. Junior Loans are subject to the same general risks inherent in any loan investment (see “Loans” below). Junior Loans include secured and unsecured subordinated loans, as well as second lien loans and subordinated bridge loans. A second lien loan is generally second in line in terms of repayment priority and may have a claim on the same collateral pool as the first lien, or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.
Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding and may be converted into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower with an outstanding bridge loan may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. From time to time, the Fund may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Fund receives a fee.
For additional disclosure relating to investing in loans (including Junior Loans), see “Loans” below.

Liquidity or Protective Put Agreements
See also “Derivative Instruments and Related Risks” herein. The Fund may enter into a separate agreement with the seller of an instrument or some other person granting the Fund the right to put the instrument to the seller thereof or the other person at an agreed upon price. Interest income generated by certain municipal bonds with put or demand features may be taxable.

Loans
Loans may be primary, direct investments or investments in loan assignments or participation interests. A loan assignment represents a portion or the entirety of a loan and a portion of the entirety of a position previously attributable to a different lender. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement and has the same rights and obligations as the assigning investor. However, assignments through private negotiations may cause the purchaser of an assignment to have different and more limited rights than those held by the assigning investor. Loan participation interests are interests issued by a lender or other entity and represent a fractional interest in a loan. The Fund typically will have a contractual relationship only with the financial institution that issued the participation interest. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the financial institution and only upon receipt by such entity of such payments from the borrower. In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other investors through set-off against the borrower and the Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation interest. As a result, the Fund may assume the credit risk of both the borrower and the financial institution issuing the participation interest. In the event of the insolvency of the entity issuing a participation interest, the Fund may be treated as a general creditor of such entity.
Loans may be originated by a lending agent, such as a financial institution or other entity, on behalf of a group or “syndicate” of loan investors (the “Loan Investors”). In such a case, the agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to pursue appropriate remedies against the borrower.

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Loan investments may be made at par or at a discount or premium to par. The interest payable on a loan may be fixed or floating rate, and paid in cash or in-kind. In connection with transactions in loans, the Fund may be subject to facility or other fees. Loans may be secured by specific collateral or other assets of the borrower, guaranteed by a third party, unsecured or subordinated. During the term of a loan, the value of any collateral securing the loan may decline in value, causing the loan to be under  collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under the loan. In addition, if a loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.
A lender’s repayment and other rights primarily are determined by governing loan, assignment or participation documents, which (among other things) typically establish the priority of payment on the loan relative to other indebtedness and obligations of the borrower. A borrower typically is required to comply with certain covenants contained in a loan agreement between the borrower and the holders of the loan. The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, and the nature of the collateral securing the loan. Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event covenants are breached. The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants. Loans to entities located outside of the  U.S. (including to sovereign entities) may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks. In the event of bankruptcy, applicable law may impact a lender’s ability to enforce its rights. The Fund may have difficulties and incur expense enforcing its rights with respect to non-U.S. loans and such loans could be subject to bankruptcy laws that are materially different than in the U.S. Sovereign entities may be unable or unwilling to meet their obligations under a loan due to budgetary limitations or economic or political changes within the country.
Investing in loans involves the risk of default by the borrower or other party obligated to repay the loan. In the event of insolvency of the borrower or other obligated party, the Fund may be treated as a general creditor of such entity unless it has rights that are senior to that of other creditors or secured by specific collateral or assets of the borrower. Fixed-rate loans are also subject to the risk that their value will decline in a rising interest rate environment. This risk  is mitigated for floating-rate loans, where the interest rate payable on the loan resets periodically by reference to a base lending rate. The base lending rate historically was the London Interbank Offered Rate (LIBOR), the U.S. federal funds rate, the prime rate or other base lending rates used by commercial lenders.
The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of the borrower or other entity obligated to repay a loan. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any collateral or other assets securing the loan or acquired as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any collateral or other assets so acquired; and (iii) taking such other actions (including, but not limited to, payment of operating or similar expenses relating to the collateral) as the investment adviser may deem appropriate to reduce the likelihood or severity of loss on the Fund’s investment and/or maximize the return on such investment. The Fund will incur additional expenditures in taking protective action with respect to loans in (or anticipated to be in) default and assets securing such loans. In certain circumstances, the Fund may receive equity or equity-like securities from a borrower to settle the loan or may acquire an equity interest in the borrower. Representatives of the Fund also may join creditor or similar committees relating to loans.
Lenders can be sued by other creditors and the debtor and its shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund’s security interest in any loan collateral or subordinate the Fund’s rights under the loan agreement to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund’s security interest in loan collateral. If any of these events occur, the Fund’s performance could be negatively affected.
Interests in loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many loans. As described below, a secondary market exists for many Senior Loans, but it may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in loans to or acquire them from the Fund or may be intermediate participants with respect to loans in which the Fund owns interests. Such banks may also act as agents for loans held by the Fund.
To the extent that legislation or state or U.S. federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of loans.

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For additional disclosures relating to Junior and Senior Loans, see “Junior Loans” and “Senior Loans” herein.
Lower Rated Investments
Lower rated investments (commonly referred to as “junk”) are of below investment grade quality and generally provide greater income potential and/or increased opportunity for capital appreciation than higher quality investments but they also typically entail greater potential price volatility and principal and income risk. Lower rated investments are regarded as predominantly speculative with respect to the entity’s continuing ability to make timely principal and interest payments. Also, their yields and market values may fluctuate more than higher rated investments. Fluctuations in value do not affect the cash income from lower rated investments, but are reflected in the Fund’s net asset value. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower rated and unrated investments to be less creditworthy. The secondary market for lower rated investments may be less liquid than the market for higher grade investments and may be more severely affected than other financial markets by economic recession or substantial interest rate increases, changing public perceptions, or legislation that limits the ability of certain categories of financial institutions to invest in lower rated investments.

Master Limited Partnerships (“MLPs”)
MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors. Individuals and certain other non-corporate entities, such as partnerships, are generally allowed a deduction for 20% of “qualified publicly traded partnership income” such as income from MLPs. However, the law does not include any provision for a RIC to pass the character of its qualified publicly traded partnership income through to its shareholders. As a result, an investor who invests directly in MLPs will be able to receive the benefit of that deduction, while a shareholder of the Fund will not.

Money Market Instruments
Money market instruments include short term, high quality, U.S. dollar denominated instruments such as commercial paper, certificates of deposit and bankers’ acceptances issued by  U.S. or foreign banks, and Treasury bills and other obligations with a maturity of one year or less, including those issued or guaranteed by U.S. Government agencies and instrumentalities. See “U.S. Government Securities” below. Certificates of deposit or time deposits are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.
The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the  U.S. and generally will be subject to the risks associated with the holding of such property overseas. Various provisions of U.S. law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. The obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by U.S. federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.
Money market instruments are often acquired directly from the issuers thereof or otherwise are normally traded on a  net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; adverse economic, political or other developments affecting domestic issuers of money market securities; changes in the credit quality of issuers; and default by a counterparty. These securities may be subject to U.S.  federal income, state income and/or other taxes. Instead of investing in money market instruments directly, the Fund may invest in an affiliated or unaffiliated money market fund. A low or negative interest rate environment could, and a prolonged low or negative interest rate environment is likely to, result in negative rates on investments in money market funds and similar cash management products. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective(s) and other policies.
Money market funds and the securities in which they invest are subject to comprehensive regulations. The SEC has adopted amendments to money market fund regulation that, among other things, increase the daily and weekly liquid asset requirements; require certain money market funds to impose discretionary and mandatory liquidity fees; and permit government money market funds that are experiencing a negative gross yield as a result of negative interest rates to either convert from a stable share price to a floating share price or reduce the number of shares outstanding (e.g., through a reverse stock split) to maintain a stable net asset value per share, subject to certain board determinations and disclosures to shareholders. The SEC and other government agencies continue to review the regulation of money market funds and may implement additional regulatory changes in the future. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds, including the money market funds in which the Fund may invest.

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Mortgage-Backed Securities (“MBS”)
MBS are “pass through” securities, meaning that a pro rata share of regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder. MBS may include conventional mortgage pass through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped securities (described herein), floating rate mortgage-backed securities and certain classes of multiple class CMOs. MBS pay principal to the holder over their term, which differs from other forms of debt securities that normally provide for principal payment at maturity or specified call dates. MBS are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, investments in MBS involve certain specific risks, including the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes, and the effects of prepayments on mortgage cash flows and that any guarantee or other structural feature, if present, is insufficient to enable the timely payment of interest and principal on the MBS. Although certain MBS are guaranteed as to timely payment of interest and principal by a government-sponsored enterprise, the market price for such securities is not guaranteed and will fluctuate. Certain MBS may be purchased on a when-issued basis subject to certain limitations and requirements.
There are currently four types of  MBS: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”); (2) those issued by private issuers that represent an interest in or are collateralized by pass through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; (3) those issued by the U.S. Government or one of its agencies or instrumentalities without a government guarantee, such as credit risk transfer bonds; and (4) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass through securities without a government guarantee but that usually have some form of private credit enhancement. Privately issued MBS are structured similar to GNMA, FNMA and FHLMC MBS, and are issued by originators of, or investors in, mortgage loans, including depositary institutions, mortgage banks and special purpose subsidiaries of the foregoing.
GNMA Certificates and FNMA Mortgage-Backed Certificates are MBS representing part ownership of a pool of mortgage loans. GNMA loans (issued by lenders such as mortgage bankers, commercial banks and savings and loan associations) are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers, and packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government; however, they are supported by the right of FNMA to borrow from the U.S. Treasury Department.
FHLMC, a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates (“PCs”) representing undivided interest in FHLMC’S mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly “conventional” mortgages rather than mortgages insured or guaranteed by a U.S. federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates.
While it is not possible to accurately predict the life of a particular issue of  MBS, the actual life of any such security is likely to be substantially less than the final maturities of the mortgage loans underlying the security. This is because unscheduled early prepayments of principal on MBS will result from the prepayment, refinancings or foreclosure of the underlying mortgage loans in the mortgage pool. Prepayments of MBS may not be able to be reinvested at the same interest rate. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, MBS are less effective than other types of obligations as a means of “locking-in” attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of MBS may have a comparable risk of decline in market value during periods of rising interest rates. If MBS are purchased at a premium above their par value, a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment. If MBS have been purchased at a discount from their par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current returns and will accelerate the recognition of income, which, when distributed to Fund shareholders, will be taxable as ordinary income.

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Mortgage Dollar Rolls
In a mortgage dollar roll, the Fund sells MBS for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) MBS on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the MBS. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sales. Cash proceeds may be invested in instruments that are permissible investments for the Fund. The use of mortgage dollar rolls is a speculative technique involving leverage. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or permissible liquid assets earmarked or in a segregated account to secure the obligation for the forward commitment to buy MBS, or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction.

Municipal Lease Obligations (“MLOs”)
An MLO is a bond that is secured by lease payments made by the party, typically a state or municipality, leasing the facilities (e.g., schools or office buildings) that were financed by the bond. Such lease payments may be subject to annual appropriation or may be made only from revenues associated with the facility financed. In other cases, the leasing state or municipality is obligated to appropriate funds from its general tax revenues to make lease payments as long as it utilizes the leased property. MLOs, like other municipal debt obligations, are subject to the risk of non-payment. Although MLOs do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations may be secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A certificate of participation (also referred to as a “participation”) in a municipal lease is an instrument evidencing a pro rata share in a specific pledged revenue stream, usually lease payments by the issuer that are typically subject to annual appropriation. The certificate generally entitles the holder to receive a share, or participation, in the payments from a particular project.
MLOs and participations therein represent a type of financing that may not have the depth of marketability associated with more conventional securities and, as such, they may be less liquid than conventional securities. Certain MLOs may be deemed illiquid for the purpose of the Fund’s limitation on investments in illiquid investments.
The ability of issuers of MLOs to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among U.S. federal, state and local governmental units. Such non-payment would result in a reduction of income from and value of the obligation. Issuers of  MLOs might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of MLOs could experience delays and limitations with respect to the collection of principal and interest on such MLOs and may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer’s obligations on such securities or otherwise incur costs to protect its rights, which may increase the Fund’s operating expenses and adversely affect the net asset value of the Fund. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Fund would not have the right to take possession of the assets. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

Municipal Obligations
Municipal obligations include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. Certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Some bonds may pay interest at a variable or floating rate. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation. Municipal obligations also include trust certificates representing interests in municipal securities held by a trustee. The trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities.
In general, there are three categories of municipal obligations, the interest on which is exempt from U.S. federal income tax and is not a tax preference item for purposes of the  AMT: (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986, which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for U.S. federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.
Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular U.S. federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item that could subject the recipient to or increase the recipient’s liability for the  AMT.

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The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.
Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many lower rated bonds provide additional security in the form of a debt service reserve fund that may also be used to make principal and interest payments on the issuer’s obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution. Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity that owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue. The Fund may on occasion acquire revenue bonds that carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time. Investing in revenue bonds may involve (without limitation) the following risks.
Hospital bond ratings are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels. A hospital’s income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.
Education-related bonds are comprised of two types: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and U.S. federal funding, or changes in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Student loan revenue bonds are generally offered by state (or sub-state) authorities or commissions and are backed by pools of student loans.  Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students that may be supported by reserves or other forms of credit enhancement. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in U.S. federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued  U.S. federal interest and other program subsidies currently in effect.
Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.
Industrial development bonds (“IDBs”) are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.
Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

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Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snow pack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and U.S. federal environmental mandates are challenges faced by issuers of water and sewer bonds.
The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status. There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been instances of defaults and bankruptcies involving municipal obligations that were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any real estate, facilities or other assets so acquired; and (iii) taking such other actions as the adviser (including, but not limited to, payment of operating or similar expenses of the underlying project) may deem appropriate to reduce the likelihood or severity of loss on the fund’s investment. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.
Historically, municipal bankruptcies have been rare and certain provisions of the  U.S. Bankruptcy Code governing such bankruptcy are unclear. Further, the application of state law to municipal obligation issuers could produce varying results among the states or among municipal obligation issuers within a state. These uncertainties could have a significant impact on the prices of the municipal obligations in which the Fund invests. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. Developments such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation can affect municipal obligations in the same sector. As the similarity in issuers of municipal obligations held by the Fund increases, the potential for fluctuations in the Fund’s share price also may increase.
The Commonwealth of Puerto Rico and its related issuers have faced and are currently experiencing financial difficulties, including persistent government budget deficits,  underfunded public pension benefit obligations, underfunded government retirement systems, sizable debt service obligations and a high unemployment rate. Several rating agencies have downgraded a number of securities issued in Puerto Rico to below investment-grade, and Puerto Rico has previously missed payments on its general obligation debt. As a result of Puerto Rico’s fiscal challenges, it entered into a process analogous to a bankruptcy proceeding in U.S. courts. In March 2022, Puerto Rico received court approval to be released from bankruptcy through a large restructuring of its  U.S. municipal debt. The restructuring was recommended by an oversight board, an unelected body that shares power with elected officials, that is federally mandated to oversee Puerto Rico’s finances. Pursuant to U.S. federal law, the oversight board will remain intact and can only disband after Puerto Rico experiences four consecutive years of balanced budgets. Further legislation by the U.S. Congress, or actions by the oversight board established by the Puerto Rico Oversight, Management, and Economic Stability Act, among other factors, could have a negative impact on the marketability, liquidity, or value of certain investments held by the Fund and could reduce the Fund’s performance.
In addition, Puerto Rico has faced significant out-migration relating to its economic difficulties, eroding the Commonwealth’s economic base and creating additional further uncertainty regarding its ability to meet its future repayment obligations. The Puerto Rican constitution prioritizes general obligation bonds over revenue bonds, so that all tax revenues, even those pledged to revenue bondholders, can be applied first to general obligation bonds and other Commonwealth-guaranteed debt if other revenues are insufficient to satisfy such obligations.
The secondary market for some municipal obligations issued within a state (including issues that are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

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Municipal obligations that are rated below investment grade but that, subsequent to the assignment of such rating, are backed by escrow accounts containing  U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment. Defaulted obligations are denoted in the “Portfolio of Investments” in the “Financial Statements” included in the Fund’s reports to shareholders.
The yields on municipal obligations depend on a variety of factors, including purposes of the issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody’s, S&P and  Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate, and in the case of insurers, other factors including the claims-paying ability of such insurer. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Fund will be affected by such changes.

Operational Risk
The Fund’s service providers, including the investment adviser, may experience disruptions or operating errors that could negatively impact the Fund. Disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect the Fund’s ability to conduct business, in particular if the Fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. While service providers are expected to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from the Fund’s in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. It also is not possible for Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. To the extent the investment adviser or other service providers use or rely on proprietary and/or third-party technology and data, such uses are subject to operational risks associated with processing or human errors, systems or technology failures, cyber attacks, and errors caused by third party service providers and data sources. Additionally, legal and regulatory changes, such as those related to information privacy and data protection, may have an impact on the use of existing or emerging technologies, and may impact the investment adviser and the Fund. These and other operational risks could impede the Fund’s ability to effectively implement its investment strategy.

Option Contracts
See also “Derivative Instruments and Related Risks” herein. An option contract is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the reference instrument (or the cash) upon payment of the exercise price or to pay the exercise price upon delivery of the reference instrument (or the cash). Upon exercise of an index option, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. Options may be “covered,” meaning that the party required to deliver the reference instrument if the option is exercised owns that instrument (or has set aside sufficient assets to meet its obligation to deliver the instrument). Options may be listed on an exchange or traded in the OTC market. In general, exchange-traded options have standardized exercise prices and expiration dates and may require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to counterparty risk. The ability of the Fund to transact business with any one or any number of counterparties, the lack of any independent evaluation of the counterparties or their financial capabilities, and the absence of a regulated market to facilitate settlement, may increase the potential for losses to the Fund. OTC options also involve greater liquidity risk. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes limited. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. Derivatives on economic indicators generally are offered in an auction format and are booked and settled as OTC options. Options on futures contracts are discussed herein under “Futures Contracts.”
If a written option expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If a purchased option expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, reference instrument, exercise price, and expiration). A capital gain will be realized from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a capital loss will be realized. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, the current market price of the reference instrument in relation to the exercise price of the option, the volatility of the reference instrument, and the time remaining until the expiration date. There can be no assurance that a closing purchase or sale transaction can be consummated when desired.

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Straddles are a combination of a call and a put written on the same reference instrument. Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open or close. In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.
The writer of an option has no control over the time when it may be required to fulfill its obligation under the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying reference instrument at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose the premium it paid for the option. Furthermore, if trading restrictions or suspensions are imposed on options markets, the Fund may be unable to close out a position.
Options positions are marked to market daily. The value of options is affected by changes in the value and dividend rates of the securities underlying the option or represented in the index underlying the option, changes in interest rates, changes in the actual or perceived volatility of the relevant index or market and the remaining time to the options’ expiration, as well as trading conditions in the options market. The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that would not be reflected concurrently in the options markets.

Option Strategy
The Fund implements the Option Strategy or Enhancement Strategy, as further described under “Investment Objective & Principal Policies and Risks” in the Prospectus, whereby it writes a series of call and put option spread combinations on the S&P 500® Composite Stock Price Index (S&P 500® Index) and/or a proxy for the S&P 500® Index (such as  SPDR Trust Series I units (SPDRs)).

Participation in the ReFlow Liquidity Program
The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at  ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the  ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s investment objective, policies or anticipated performance. In accordance with U.S.  federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will purchase Class I shares (or, if applicable Class A shares) at net asset value and will not be subject to any sales charge (in the case of Class A shares), investment  minimum or redemption fee applicable to such shares. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s redemption-in-kind policies described under “Redeeming Shares” in the Prospectus. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the two round-trips within 90 days limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the Prospectus. The investment adviser believes that the program assists in stabilizing the Fund’s net assets to the benefit of the Fund and its shareholders. To the extent the Fund’s net assets do not decline, the investment adviser may also benefit. From time to time  ReFlow may pledge fund shares as collateral in connection with its borrowings from third-party lenders.

Pooled Investment Vehicles
The Fund may invest in pooled investment vehicles including other open-end or closed-end investment companies affiliated or unaffiliated with the investment adviser, exchange-traded funds (described herein) and other collective investment pools in accordance with the requirements of the 1940 Act, and the rules, regulations and interpretations thereunder. Closed-end investment company securities are usually traded on an exchange. The demand for an exchange-traded closed-end fund’s securities is independent of the demand for the underlying portfolio assets, and accordingly, such securities can trade at a discount from, or a premium over, their net asset value. The Fund generally will indirectly bear its proportionate share of any management fees paid by a pooled investment vehicle in which it invests in addition to the investment advisory fee paid by the Fund.

Portfolio Turnover
A change in the securities held by the Fund is known as “portfolio turnover” and generally involves expense to the Fund, including brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income to taxable shareholders. The Fund’s portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities — excluding securities whose  maturities at acquisition were one year or less. The Fund’s portfolio turnover rate is not a limiting factor when the investment adviser considers a change in the Fund’s portfolio holdings. The portfolio turnover rate(s) of the Fund for recent fiscal periods is included in the Financial Highlights in the Prospectus.

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Preferred Stock
Preferred stock represents an equity interest in a corporation, company or trust that has a higher claim on the assets and earnings than common stock. Preferred stock usually has limited voting rights. Preferred stock involves credit risk, which is the risk that a preferred stock will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. A company’s preferred stock generally pays dividends after the company makes the required payments to holders of its bonds and other debt instruments but before dividend payments are made to common stockholders. However, preferred stock may not pay scheduled dividends or dividends payments may be in arrears. The value of preferred stock may react more strongly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects. Certain preferred stocks may be convertible to common stock. See “Convertible Securities” and “Contingent Convertible Securities.” Preferred stock may be subject to redemption at the option of the issuer at a predetermined price. In the event of redemption, a Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities, and  U.S. government securities. Because they may make regular income payments, preferred stocks may be considered fixed-income securities for purposes of a Fund’s investment restrictions.

Real Estate Investments
Real estate investments, including real estate investment trusts (“REITs”), are sensitive to factors, such as changes in: real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have a magnified effect to the extent that investments concentrate in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates. By investing in REITs, the Fund indirectly will bear REIT expenses in addition to its own expenses.
Private REITs are unlisted, which may make them difficult to value and less liquid. Moreover, private REITs are generally exempt from 1933 Act registration and, as such, the amount of public information available with respect to private REITs may be less extensive than that available for publicly traded REITs. Shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers. REITs are also subject to credit, market, liquidity and interest rate risks.
Individuals and certain other non-corporate entities, such as partnerships, are generally allowed a deduction for 20% of qualified REIT dividends. A RIC may pass the character of its qualified REIT dividends through to its shareholders provided certain holding period requirements are met. See “Taxes” for additional information.
REITs may issue debt securities to fund their activities. The value of these debt securities may be affected by changes in the value of the underlying property owned by the REIT, the creditworthiness of the REIT, interest rates, and tax and regulatory requirements, among other things.

Regulatory and Legal Risk
U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by a Fund, the strategies used by a Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders. For example, the SEC recently adopted amendments to rules related to fund names and related strategies, which will result in costs to some funds in amending their names and/or strategies accordingly. In addition, a rapidly expanding or otherwise more aggressive regulatory environment may impose greater costs on all sectors and on financial services companies in particular.

Repurchase Agreements
Repurchase agreements involve the purchase of a security coupled with an agreement to resell at a specified date and price. In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. The Fund bears the risk of a counterparty’s failure to meet its obligation to pay the repurchase price when it is required to do so. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights thereto; (ii) possible reduced levels of income and lack of access to income during this period; and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement. Entering into repurchase agreements entails additional risks, which include the risk that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Repurchase agreements maturing in more than seven days that the investment adviser believes may not be terminated within seven days at approximately the amount at which the Fund has valued the agreements are considered illiquid securities. Unless the Prospectus states otherwise, the terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

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Residual Interest Bonds
The Fund may invest in residual interest bonds in a trust that holds municipal securities (a “Tender Option Bond trust” or “TOB trust”). The interest rate payable on a residual interest bond (which may be reset periodically by a Dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index) bears an inverse relationship to the interest rate on another security issued by the TOB trust. Because changes in the interest rate on the other security inversely affect the interest paid on the residual interest bond, the value and income of a residual interest bond is generally more volatile than that of a fixed rate bond. Residual interest bonds have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Residual interest bonds have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. While residual interest bonds expose the Fund to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to the Fund’s restrictions on borrowings.
Under certain circumstances, the Fund may enter into a so-called shortfall and forbearance agreement relating to a residual interest bond held by the Fund. Such agreements commit the Fund to reimburse the difference between the liquidation value of the underlying security (which is the basis of the residual interest bond) and the principal amount due to the holders of the floating rate security issued in conjunction with the residual interest bond upon the termination of the TOB trust issuing the residual interest bond. Absent a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. If the Fund chooses not to enter into such an agreement, the residual interest bond could be terminated and the Fund could incur a loss. The Fund’s investments in residual interest bonds and similar securities described in the Prospectus and this SAI will not be considered borrowing for purposes of the Fund’s restrictions on borrowing described herein and in the Prospectus.
On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs as such programs were commonly structured prior to the effective date of the Volcker Rule and (ii) continuing relationships with or services for existing residual interest bond programs. In response to the Volcker Rule, industry participants developed alternative structures for residual interest bond programs in which service providers may be engaged to assist with establishing, structuring and sponsoring the programs. The service providers, such as administrators, liquidity providers, trustees and  remarketing agents act at the direction of, and as agent of, the Fund holding the residual interests. In addition, the Fund, rather than a bank entity, may act as the sponsor of the TOB trust and undertake certain responsibilities that previously belonged to the sponsor bank. Although the Fund may use third-party service providers to complete some of these additional responsibilities, sponsoring a TOB trust may give rise to certain additional risks, including compliance, securities law and operational risks.

Restricted Securities
Restricted securities cannot be sold to the public without registration under the 1933 Act. Unless registered for sale, restricted securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities may be considered illiquid and subject to the Fund’s limitation on illiquid securities.
Restricted securities may involve a high degree of business and financial risk which may result in substantial losses. The securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund. The Fund may invest in restricted securities, including securities initially offered and sold without registration pursuant to Rule 144A (“Rule 144A Securities”) and securities of  U.S. and non-U.S. issuers initially offered and sold outside the United States without registration with the SEC pursuant to Regulation S (“Regulation S Securities”) under the 1933 Act. Rule 144A Securities and Regulation S Securities generally may be traded freely among certain qualified institutional investors, such as the Fund, and non-U.S. persons, but resale to a broader base of investors in the United States may be permitted only in much more limited circumstances.
The Fund also may purchase restricted securities that are not eligible for resale pursuant to Rule 144A or Regulation S. The Fund may acquire such securities through private placement transactions, directly from the issuer or from security holders, generally at higher yields or on terms more favorable to investors than comparable publicly traded securities. However, the restrictions on resale of such securities may make it difficult for the Fund to dispose of them at the time considered most advantageous and/or may involve expenses that would not be incurred in the sale of securities that were freely marketable. Risks associated with restricted securities include the potential obligation to pay all or part of the registration expenses in order to sell certain restricted securities. A considerable period of time may elapse between the time of the decision to sell a security and the time the Fund may be permitted to sell it under an effective registration statement and/or after an applicable waiting period. If adverse conditions were to develop during this period, the Fund might obtain a price that is less favorable than the price that was prevailing at the time it decided to sell. See also “Illiquid Investments.”

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Reverse Repurchase Agreements
Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. The Fund may enter into a reverse repurchase agreement for various purposes, including, but not limited to, when it is able to invest the cash acquired at a rate higher than the cost of the agreement or as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets. In a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the value of the Fund. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Rights and Warrants
See also “Derivative Instruments and Related Risks” herein. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are typically issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants.)

Royalty Bonds
Royalty bonds include debt securities collateralized by pharmaceutical royalty interests (“Royalty Bonds”). Pharmaceutical royalty streams are created when the owner of a patent on a pharmaceutical product licenses the discovery to a larger commercial entity for further development, while maintaining a royalty interest on future sales of the product. Royalty Bonds are created when the royalty owner borrows against the royalty stream by issuing debt collateralized by the royalty. Royalty Bond investors receive interest and principal payments collateralized and funded by the stream of royalty payments. Royalty Bonds are typically offered in a private placement pursuant to Section 4(a)(2) of the 1933 Act and are restricted as to resale.
Because Royalty Bonds are restricted securities and because of the proprietary nature of the underlying pharmaceutical product licenses, it may take longer to liquidate Royalty Bond positions than would be the case for other securities. Royalty Bonds are also subject to the industry risks associated with health sciences companies.

Securities Lending
The Fund may lend its portfolio securities to major banks, broker-dealers and other financial institutions in compliance with the 1940 Act. No lending may be made with any companies affiliated with the investment adviser. These loans earn income and are collateralized by cash, securities or letters of credit. The Fund may realize a loss if it is not able to invest cash collateral at rates higher than the costs to enter into the loan. The Fund invests cash collateral in an unaffiliated money market fund that operates in compliance with the requirements of Rule 2a-7 under the 1940 Act and seeks to maintain a stable $1.00 net asset value per share. When the loan is closed, the lender is obligated to return the collateral to the borrower. The lender could suffer a loss if the value of the collateral is below the market value of the borrowed securities or if the borrower defaults on the loan. The lender may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. The investment adviser will use its reasonable efforts to instruct the securities lending agent to terminate loans and recall securities with voting rights so that the securities may be voted in accordance with the Fund’s proxy voting policy and procedures. See “Taxes” for information on the tax treatment of payments in lieu of dividends received pursuant to securities lending arrangements.

Senior Loans
Senior Loans are loans that are senior in repayment priority to other debt of the borrower. Senior Loans generally pay interest that floats, adjusts or varies periodically based on benchmark indicators, specified adjustment schedules or prevailing interest rates. Senior Loans are often secured by specific assets or “collateral,” although they may not be secured by collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”), generally referred to as a “syndicate.” The Agent typically administers and enforces the Senior Loan on behalf of the Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of, a Senior Loan. Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein.

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Loan Collateral. Borrowers generally will, for the term of the Senior Loan, pledge collateral to secure their obligation. In addition, Senior Loans may be guaranteed by or secured by assets of the borrower’s owners or affiliates. During the term of the Senior Loan, the value of collateral securing the Loan may decline in value, causing the Loan to be under-collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under a Senior Loan. In addition, if a Senior Loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.
Fees. The Fund may receive a facility fee when it buys a Senior Loan, and pay a facility fee when it sells a Senior Loan. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower or an amendment fee.
Loan Administration. In a typical Senior Loan, the Agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the Agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to use appropriate remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve the risk of fraud by the borrower. It is unclear whether an investment in a Senior Loan offers the securities law protections against fraud and misrepresentation.
A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving other Interposed Persons (as defined below), similar risks may arise.
Additional Information. The Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. While such investments may provide opportunities for enhanced income as well as capital appreciation, they generally involve greater risk and may be considered speculative. The Fund may from time to time participate in ad-hoc committees formed by creditors to negotiate with the management of financially troubled borrowers. The Fund may incur legal fees as a result of such participation. In addition, such participation may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund also may expose the Fund to potential liabilities under bankruptcy or other laws governing the rights of creditors and debtors. The Fund will participate in such committees only when the investment adviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of a Senior Loan held by the Fund.
In some instances, other accounts managed by the investment adviser may hold other securities issued by borrowers the Senior Loans of which may be held by the Fund. These other securities may include, for example, debt securities that are subordinate to the Senior Loans held by the Fund, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the borrower deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the borrower’s Senior Loans. In such cases, the investment adviser may owe conflicting fiduciary duties to the Fund and other client accounts. The investment adviser will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases, certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment adviser’s client accounts collectively held only a single category of the issuer’s securities. See “Potential Conflicts of Interest.”
The Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Fund’s investment policies.
The Fund will generally acquire participations only if the Loan Investor selling the participation, and any other persons interpositioned between the Fund and the Loan Investor (an “Interposed Person”), at the time of investment, has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by S&P or Baa or P- 3 or higher by Moody’s or comparably rated by another nationally recognized statistical ratings organization) or determined by the investment adviser to be of comparable quality.
For additional disclosure relating to investing in loans (including Senior Loans), see “Loans” above.

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Short Sales
Short sales are transactions in which a party sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the party must borrow the security to make delivery to the buyer. When the party is required to return the borrowed security, it typically will purchase the security in the open market. The price at such time may be more or less than the price at which the party sold the security. Until the security is replaced, the party is required to repay the lender any dividends or interest, which accrues during the period of the loan. To borrow the security, it also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Transaction costs are incurred in effecting short sales. A short seller will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which it replaces the borrowed security. A gain will be realized if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the short seller may be required to pay, if any, in connection with a short sale. Short sales may be “against the box” or uncovered. In a short sale “against the box,” at the time of the sale, the short seller owns or has the immediate and unconditional right to acquire the identical security at no additional cost. In an uncovered short sale, the short seller does not own the underlying security and, as such, losses from uncovered short sales may be significant. Further, if other short positions of the same security are closed out at the same time, a “short squeeze” can occur where demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price. The Fund may sell short securities representing an index or basket of securities whose constituents the Fund holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Fund.

Short-Term Trading
Fixed-income securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, such a security may be sold and another purchased at approximately the same time to take advantage of what is believed to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.

Significant Exposure to Health Sciences Companies
Because the Fund may invest a significant portion of its assets in pharmaceutical, biotechnology, life sciences, and health care equipment and services companies, the value of Fund shares may be affected by developments that adversely affect such companies and may fluctuate more than that of a fund that invests more broadly. Many health sciences companies are subject to substantial governmental regulations that can affect their prospects. Changes in governmental policies, such as reductions in the funding of third-party payment programs, may have a material effect on the demand for particular health care products and services. Regulatory approvals (often entailing lengthy application and testing procedures) are also generally required before new drugs and certain medical devices and procedures may be introduced. Many of the products and services of companies engaged in medical research and health care are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, such products are subject to risks such as the appearance of toxic effects following commercial introduction and manufacturing difficulties. The enforcement of patent, trademark and other intellectual property laws will affect the value of many such companies. Health sciences companies include companies that offer limited products or services or that are at the research and developmental stage with no marketable or approved products or technologies.

Significant Exposure to Smaller Companies
The investment risk associated with smaller companies is higher than that normally associated with larger, more established companies due to the greater business risks associated with small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger companies. The securities of small companies are often traded only over-the-counter and may not be traded in the volumes typical of trading on a national securities exchange. As a result, stocks of smaller companies are often more volatile than those of larger companies, which are often traded on a national securities exchange, may be more difficult and may take longer to liquidate at fair value than would be the case for the publicly traded securities of a large company.

Significant Exposure to Utilities and Financial Services Sectors
Because the Fund may invest a significant portion of its assets in the utilities and financial services sectors, the value of Fund shares may be affected by events that adversely affect those sectors and may fluctuate more than that of a fund with broader exposure. The utilities sector includes companies engaged in the manufacture, production, generation, transmission, sale and distribution of water, gas and electric energy. Companies in the financial services sector include, for example, commercial banks, savings and loan associations, brokerage and investment companies, insurance companies, and consumer and industrial finance companies. Companies in the utilities sector may be sensitive to changes in interest rates and other economic conditions, governmental regulation, uncertainties created by deregulation, power shortages and surpluses, the price and availability of fuel, environmental protection or energy conservation practices, the level and demand for services, and the cost and potential business disruption of technological developments. Companies in the financial services sector are also subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

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Stripped Securities
Stripped Securities (“Strips”) may be issued by the U.S. Government, its agencies or instrumentalities, and may also be issued by private originators or investors, including depository institutions, banks, investment banks and special purpose subsidiaries of these entities. Strips are usually structured with classes that receive different proportions of the interest and principal distributions from an underlying asset or pool of underlying assets. Strips are particularly sensitive to changes in interest rates, which may impact the frequency of principal payments (including prepayments) on the underlying assets or pool of underlying assets. Some structures may have a class that receives only interest from the underlying assets, an interest-only (“IO”) class, while another class may receive only principal, a principal-only (“PO”) class. IO and PO Strips may be purchased for their return and/or hedging characteristics. Because of their structure, IO Strips may move differently than typical fixed-income securities in relation to changes in interest rates. IO Strips tend to decrease in value if prepayments are greater than anticipated and increase in value if prepayments are less than anticipated. Conversely, PO Strips tend to increase in value if prepayments are greater than anticipated and decline if prepayments are less than anticipated. While the  U.S. Government or its agencies or instrumentalities may guarantee the full repayment of principal on Strips they issue, repayment of interest is guaranteed only while the underlying assets or pools of assets are outstanding. To the extent the Fund invests in Strips, rapid changes in the rate of prepayments may have an adverse effect on the Fund’s performance. In addition, the secondary market for Strips may be less liquid than that for other securities. Certain Strips may also present certain operational and/or valuation risks.

Structured Notes
See also “Derivative Instruments and Related Risks” herein. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes and indexed securities may entail a greater degree of market risk than other types of investments because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Swap Agreements
See also “Derivative Instruments and Related Risks” herein. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
Whether the use of swap agreements will be successful will depend on the investment adviser’s ability to predict correctly whether certain types of reference instruments are likely to produce greater returns than other instruments. Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days. The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund under the swap). Developments in the swaps market, including government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements, as well as to participate in swap agreements in the future. If there is a default by the counterparty to a swap, the Fund will have contractual remedies pursuant to the swap agreement, but any recovery may be delayed depending on the circumstances of the default. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain criteria. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference instrument has declined.
The swaps market was largely unregulated prior to the enactment of the Dodd-Frank Act, which was enacted in 2010 in response to turmoil in the financial markets and other market events. Among other things, the Dodd-Frank Act sets forth a new regulatory framework for certain OTC derivatives, such as swaps, in which the Fund may invest. The  Dodd-Frank Act requires many swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported.   In addition, many market participants are now regulated as swap dealers or major swap participants and are subject to certain minimum capital and margin requirements and business conduct standards. The statutory requirements of the Dodd-Frank Act have been  implemented primarily through rules and regulations adopted by the SEC and/or the CFTC.

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Currently, central clearing is only required for certain market participants trading certain instruments, although central clearing for additional instruments may be implemented by the CFTC in the future. In addition, uncleared OTC swaps are subject to regulatory collateral requirements that may adversely affect the Fund’s ability to enter into swaps in the OTC market. These developments may cause the Fund to terminate new or existing swap agreements or to realize amounts to be received under such instruments at an inopportune time. Because these regulations are relatively new it is not possible to determine the complete impact of the Dodd-Frank Act and related regulations on the Fund. The Dodd-Frank Act and rules promulgated thereunder may exert a negative effect on the Fund’s ability to meet its investment objective, either through limits or requirements imposed on the Fund or its counterparties. The swap market could be disrupted or limited as a result of legislation, and such requirements may increase the cost of the Fund’s investments and of doing business, which could adversely affect the ability of the Fund to buy or sell OTC derivatives.
Regulatory bodies outside the  U.S. have also implemented and continue to implement rules and regulations similar to the Dodd-Frank Act and such actions could similarly increase the costs of participating in, or otherwise adversely impact the liquidity of, participating in the swaps markets. U.S. and global regulators have issued final rules that will require the exchange of variation and, in some cases, initial margin in respect of uncleared swap agreements. In addition, regulations adopted by global prudential regulators that are now in effect require certain prudentially regulated entities and certain of their affiliates and subsidiaries (including swap dealers) to include in their derivatives contracts, terms that delay or restrict the rights of counterparties (such as the Fund) to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the prudentially regulated entity and/or its affiliates are subject to certain types of resolution or insolvency proceedings. Similar regulations and laws have been adopted in non-U.S. jurisdictions that may apply to the Fund’s counterparties located in those jurisdictions. It is possible that these requirements, as well as potential additional related government regulation, could adversely affect the Fund’s ability to terminate existing derivatives contracts, exercise default rights or satisfy obligations owed to it with collateral received under such contracts.
Swap agreements include (but are not limited to):
Currency Swaps. Currency swaps involve the exchange of the rights of the parties to make or receive payments in specified currencies. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance may be adversely affected.
Equity Swaps. An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index, such as the S&P 500®. The other party’s payments can be based on a fixed rate, a non-equity variable rate, or even a different equity index. The Fund may enter into equity index swaps on a net basis pursuant to which the future cash flows from two reference instruments are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two.
Credit Default Swaps. Under a credit default swap agreement, the protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract, provided that no credit event, such as a default, on a reference instrument has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the reference instrument in exchange for an equal face amount of the reference instrument described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The determination of a credit event under the swap agreement will depend on the terms of the agreement and may rely on the decision of persons that are not a party to the agreement. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund).
Inflation Swaps. Inflation swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments or an exchange of floating rate payments based on two different reference indices. By design, one of the reference indices is an inflation index, such as the Consumer Price Index. Inflation swaps can be designated as zero coupon, where both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity.

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Total Return Swaps. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis.
Interest Rate Swaps, Caps and Floors. Interest rate swaps are OTC contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The Fund usually will enter into interest rate swap transactions on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis. Certain U.S. federal income tax requirements may limit the Fund’s ability to engage in certain interest rate transactions.
Commodity Index-Linked Swaps. Commodity index-linked swap agreements involve the exchange by the Fund with another party of payments dependent upon the price of the underlying commodity index. Commodity index-linked swaps may be used to obtain exposure to a particular commodity or commodity index without owning or taking physical custody of such commodity.

Swaptions
See also “Derivative Instruments and Related Risks” herein. A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call  swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Tax-Managed Investing
Taxes are a major influence on the net returns that individual investors receive on their taxable investments. There are four components of the returns of a mutual fund that invests in equities that are treated differently for U.S. federal income tax purposes: price appreciation, distributions of qualified dividend income, distributions of other investment income, and distributions of realized short-term and long-term capital gains. Distributions of income other than qualified dividend income and distributions of net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income. Distributions of qualified dividend income (subject to individual investors meeting certain holding period requirements with respect to their fund shares) and net realized long-term gains (on stocks held for more than one year) are currently taxed at rates up to 20%. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations. Returns derived from price appreciation are untaxed until a shareholder disposes of his or her shares. Upon disposition, a capital gain (short-term, if a shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the disposition and the shareholder’s adjusted tax basis is realized.

Trust Certificates
Trust certificates are investments in a limited purpose trust or other vehicle formed under state law. Trust certificates in turn invest in instruments, such as credit default swaps, interest rate swaps, preferred securities and other securities, in order to customize the risk/return profile of a particular security. Like an investment in a bond, investments in trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. Investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the trusts that issue credit-linked trust certificates will constitute “private” investment companies, exempt from registration under the 1940 Act. Although the trusts are typically private investment companies, they are generally not actively managed. It is also expected that the certificates will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments.

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U.S. Government Securities
U.S. Government securities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one year to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities, which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury; (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality; or (d) the credit of the agency or instrumentality. U.S. Government securities also include any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Farmers Home Administration, Export-Import Bank of the United States, Federal Housing Administration, Federal Land Banks, Federal Financing Bank, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Bank System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, General Services Administration, Government National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Maritime Administration, Small Business Administration, Tennessee Valley Authority, Washington D.C. Armory Board and any other enterprise established or sponsored by the U.S. Government. Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. The U.S. Government generally is not obligated to provide support to its instrumentalities. Interest rate changes, prepayments and other factors may affect the value of U.S. Government securities. The principal of and/or interest on certain U.S. Government securities could be: (a) payable in foreign currencies rather than U.S. dollars; or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.

Unlisted Securities
Unlisted securities are neither listed on a stock exchange nor traded over-the-counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities may be deemed to be illiquid. Because of the absence of any public trading market for these investments, it may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. In addition, in foreign jurisdictions any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable on the sale of listed securities.

Variable Rate Instruments
Variable rate instruments provide for adjustments in the interest or dividend rate payable on the instrument at specified intervals (daily, weekly, monthly, semiannually, etc.) based on market conditions, credit ratings or interest rates and the investor may have the right to “put” the security back to the issuer or its agent. Variable rate instruments normally provide that the holder can demand payment of the instrument on short notice at par with accrued interest. These instruments may be secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund may use these instruments as cash equivalents pending longer term investment of its funds. The rate adjustment features may limit the extent to which the market value of the instruments will fluctuate.

When-Issued Securities, Delayed Delivery and Forward Commitments
Securities may be purchased on a “forward commitment,” “when-issued” or “delayed delivery” basis (meaning securities are purchased or sold with payment and delivery taking place in the future beyond normal settlement times) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. When the Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement to purchase. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.
From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment, when-issued or delayed delivery transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the  counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

80

Zero Coupon Bonds, Deep Discount Bonds and Payment-In-Kind (“PIK”) Securities
Zero coupon bonds are debt obligations that do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of purchase. The effect of owning debt obligations that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the debt obligation. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. The Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.
Bonds and preferred stocks that make “in-kind” payments and other securities that do not pay regular income distributions may experience greater volatility in response to interest rate changes and issuer developments.  PIK securities generally carry higher interest rates compared to bonds that make cash payments of interest to reflect their payment deferral and increased credit risk. PIK securities generally involve significantly greater credit risk than coupon loans because the Fund receives no cash payments until the maturity date or a specified cash payment date. Even if accounting conditions are met for accruing income payable at a future date under a PIK bond, the issuer could still default when the collection date occurs at the maturity of or payment date for the PIK bond. PIK bonds may be difficult to value accurately because they involve ongoing judgments as to the collectability of the deferred payments and the value of any associated collateral. If the issuer of a PIK security defaults, the Fund may lose its entire investment. PIK interest has the effect of generating investment income and increasing the incentive fees, if any, payable at a compounding rate. Generally, the deferral of PIK interest increases the loan to value ratio.

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APPENDIX A — CLASS A FEES AND OWNERSHIP
Sales Charges and Service Fees. For the fiscal year ended  August 31, 2025, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to financial intermediaries, (3) sales charges paid to the principal underwriter, (4) approximate  CDSC payments to the principal underwriter, (5) distribution and service fees paid to the principal underwriter under the Distribution Plan, and (6) distribution and service fees paid to financial intermediaries. Distribution and service fees that were not paid to financial intermediaries were retained by the principal underwriter.

Total Sales Charges Paid	Sales Charges to Financial Intermediaries	Sales Charges to Principal Underwriter	CDSC Paid to Principal Underwriter	Total Distribution and Service Fees Paid	Distribution and Service Fees Paid to Financial Intermediaries
$59,286	$51,510	$7,776	$237	$1,631,248	$1,614,784
For the fiscal years ended August 31, 2023 and August 31, 2022  the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts was paid to financial intermediaries.

August 31, 2024 Total Sales Charges Paid	August 31, 2024 Sales Charges to Principal Underwriter	August 31, 2023 Total Sales Charges Paid	August 31, 2023 Sales Charges to Principal Underwriter
$84,757	$10,136	$84,757	$10,136
Control Persons and Principal Holders of Securities. At December 1, 2025, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

National Financial Services LLC	Jersey City, NJ	11.67%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	9.44%
Wells Fargo Clearing Services LLC	Saint Louis, MO	8.27%
Morgan Stanley Smith Barney LLC	New York, NY	7.23%
Pershing LLC	Jersey City, NJ	6.78%
Charles Schwab & Co, Inc.	San Francisco, CA	6.71%
LPL Financial	San Diego, CA	6.28%
Charles Schwab & Co., Inc. Special Custody	San Francisco, CA	5.24%
To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund  as of such date.
A-1

APPENDIX B — CLASS C FEES AND OWNERSHIP
Distribution and Service Fees. For the fiscal year ended August 31, 2025, the following table shows (1) distribution fees paid to the principal underwriter under the Distribution Plan, (2) distribution fees paid by the principal underwriter to financial intermediaries on sales of  Class C shares, (3) approximate CDSC payments to the principal underwriter, (4) service fees paid under the Distribution Plan, and (5) service fees paid to financial intermediaries. The distribution fees and service fees paid by the Fund’s that were not paid to financial intermediaries were retained by the principal underwriter.

Distribution Fees Paid to Principal Underwriter	Distribution Fees Paid by Principal Underwriter to Financial Intermediaries	CDSC Paid to Principal Underwriter	Service Fees	Service Fees Paid to Financial Intermediaries
$158,764	$137,802	$699	$52,921	$45,601
Control Persons and Principal Holders of Securities. At December 1, 2025, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

National Financial Services LLC	Jersey City, NJ	46.14%
Raymond James	St. Petersburg, FL	14.46%
Pershing LLC	Jersey City, NJ	8.48%
Morgan Stanley Smith Barney LLC	New York, NY	6.34%
Wells Fargo Clearing Services LLC	Saint Louis, MO	6.01%
Beneficial owners of 25% or more of this Class are presumed to be in control of this Class of the Fund for purposes of voting on certain matters submitted to shareholders.
To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund  as of such date.
B-1

APPENDIX C — CLASS I OWNERSHIP
Control Persons and Principal Holders of Securities. At December 1, 2025, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Raymond James	St. Petersburg, FL	17.14%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	15.49%
American Enterprise Investment Svc	Minneapolis, MN	10.19%
National Financial Services LLC	Jersey City, NJ	9.27%
Morgan Stanley Smith Barney LLC	New York, NY	8.25%
UBS WM USA	Weehawken, NJ	8.00%
LPL Financial	San Diego, CA	6.40%
Charles Schwab & Co., Inc.	San Francisco, CA	5.86%
Pershing LLC	Jersey City, NJ	5.21%
To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund  as of such date.
C-1

APPENDIX D — CLASS R FEES & OWNERSHIP
Distribution and Service Fees. For the fiscal year ended August 31, 2025, the following table shows (1) distribution fees paid to the principal underwriter under the Distribution Plan, (2) distribution fees paid by the principal underwriter to financial intermediaries on sales of Class R shares, (3) total service fees paid, and (4) service fees paid to financial intermediaries. The distribution fees and service fees paid by the Fund that were not paid to financial intermediaries were retained by the principal underwriter.

Distribution Fees Paid to Principal Underwriter	Distribution Fees Paid by Principal Underwriter to Financial Intermediaries	Total Service Fees Paid	Service Fees Paid to Financial Intermediaries
$141,047	$141,010	$141,047	$141,010
Control Persons and Principal Holders of Securities. At December 1, 2025, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Sammons Financial Network LLC	West Des Moines, IA	86.73%
Talcott Resolution Life Insurance Company	Hartford, CT	6.01%
Beneficial owners of 25% or more of this Class are presumed to be in control of this Class of the Fund for purposes of voting on certain matters submitted to shareholders.
To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund  as of such date.
D-1

APPENDIX E — EATON VANCE FUNDS PROXY VOTING POLICY AND PROCEDURES
Adopted: June 16, 2003
Revised: May 8, 2013;
December 10, 2019;
October 12, 2021;
April 2025;
Eaton Vance Funds
Proxy Voting Policy and Procedures
I. Overview
The Boards of Trustees (the “Board”) of the Eaton Vance Funds1
have adopted these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy:

■	“Fund” means each registered investment company sponsored by the Eaton Vance organization; and

■	“Adviser” means the investment adviser or sub-adviser responsible for the day-to-day management of all or a portion of the Fund’s assets.

II. Delegation of Proxy Voting Responsibilities
The Board hereby delegates to the Adviser responsibility for voting the Fund’s proxies as described in this Policy. In this connection, the Adviser is required to provide the Board with a copy of its proxy voting policies and procedures (“Adviser Procedures”) and all Fund proxies will be voted in accordance with the Adviser Procedures. The Adviser Procedures shall comply with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and be reasonably designed to ensure that the Adviser votes Fund securities in the best interest of the Fund and include how the Adviser addresses material conflicts that may arise between the interest of the Adviser and the interests of the Fund.
The Adviser is required to report any material change to the Adviser Procedures to the Board in the manner set forth in Section V below.
III. Delegation of Proxy Voting Disclosure Responsibilities
Pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is required to file Form  N-PX no later than August 31st of each year. On Form N-PX, the Fund is required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted on the matter and whether it voted for or against management.
To facilitate the filing of Form N-PX for the Fund:

■
The Adviser is required to record, compile and transmit in a timely manner all data required to be filed on Form N-PX for the Fund that it manages. Such data shall be transmitted to Eaton Vance Management, which acts as administrator to the Fund (the “Administrator”) or the third-party service provider designated by the Administrator; and

■
the Administrator is required to file Form N-PX on behalf of the Fund with the Securities and Exchange Commission (the “Commission”) as required by the 1940 Act. The Administrator may delegate the filing to a third-party service provider provided each such filing is reviewed and approved by the Administrator.

IV. Conflicts of Interest
The Adviser, as a fiduciary to the Fund it manages, put the interests of the Fund and its shareholders above those of the Adviser. When required to vote a proxy for the Fund, the Adviser and in some instances Independent Trustees of the Funds, may have material business relationships with the issuer soliciting the proxy that could give rise to a potential material conflict of interest for the Adviser. Pursuant to Rule 206(4)-7 under the Advisers Act, the Adviser Procedures must include how the Adviser addresses material conflicts that may arise between the interest of the Adviser and the interests of the Fund.
V. Reports and Review
The Administrator shall make copies of Form N-PX filed on behalf of the Fund available for the Board’s review upon the Board’s request. The Administrator (with input from the Adviser for the Fund) shall also provide any reports reasonably requested by the Board regarding the proxy voting records of the Fund.
The Adviser shall provide reports to the Board as requested by the Board, the Administrator, the Funds’ Chief Compliance Officer or the Funds’ Chief Legal Officer, including material changes to the Adviser Procedures and material conflicts of interest. The Adviser Procedures, including procedures relating to material conflicts of interest, shall be provided to the Board at least annually.
E-1

The Adviser also shall report any material changes to the Adviser Procedures to the Fund’s Chief Legal Officer prior to implementing such changes in order to enable the Administrator to effectively coordinate the Fund’s disclosure relating to the Adviser Procedures. The Fund’s Chief Legal Officer shall ensure that the required disclosure relating to the Adviser Procedures is included in the Fund’s registration statement.
1	The Eaton Vance Funds may be organized as trusts or corporations. For ease of reference, the Funds may be referred to herein as Trusts and the Funds’ Board of Trustees or Board of Directors may be referred to collectively herein as the Board.
E-2

APPENDIX F — ADVISER AND SUB-ADVISER PROXY VOTING POLICIES AND PROCEDURES
Morgan Stanley Investment Management (“MSIM”)
Equity Proxy Voting Policy and Procedures
April 2025

Contents
Introduction

A. MSIM Approach to Proxy Voting B. Applicability of Policy

Proxy Voting Procedures

A. Proprietary Proxy Voting System
B. Proxy Services Provided by Third Parties
C. Proxy Voting Operations
D. Proxy Voting Oversight
E. Securities Lending
F. Market and Operational Limitations
G. Conflicts of Interest
H. Proxy Voting Reporting & Recordkeeping
I. Review of Policy

MSIM Proxy Voting Guidelines

A. Board of Directors B. Auditors C. Executive & Director Compensation D. Shareholder Rights and Defenses E. Capital Structure F. Corporate Transactions & Proxy Fights G. Shareholder Proposals

Introduction
This Proxy Voting Policy (“Policy”) sets out Morgan Stanley Investment Management’s (“MSIM”)1  approach to Proxy Voting, the procedures it follows with respect to Proxy Voting and the guidelines used to inform voting on key issues. The Policy is reviewed annually and updated as necessary to address new and evolving proxy voting issues and standards.
A. MSIM Approach to Proxy Voting
MSIM will vote proxies in a prudent and diligent manner and in the best interests of clients in accordance with its fiduciary duties, consistent with the objectives of the relevant investment strategy (“Client Proxy Standard”). MSIM will generally seek to vote proxies in accordance with the Proxy Voting Guidelines set out below.
MSIM has a decentralized approach towards investment management, consisting of independent investment teams. Investment teams seek to integrate this Policy with their investment goals and client expectations, using their vote to support sound corporate governance with the aim of enhancing long-term shareholder value, providing a high standard of transparency, and enhancing companies’ economic value. To that end, investment teams retain the overall vote decision. In some circumstances, MSIM may further define guidelines that sit under this Policy providing more details on company expectations and voting decisions applicable to certain strategies.
Under this Policy, proxy voting is led by our investment teams with support from the Global Stewardship Team (“GST”). The GST supports investment teams to vote in accordance with the Client Proxy Standard and comprises individuals who are separate from our investment teams. The GST is also responsible for the consistent application of this Policy and the Proxy Voting Guidelines and for providing voting recommendations to investment teams. The GST also oversees the proxy voting operational processes, vote execution and research.
As a result of MSIM’s independent investment team structure, a situation may emerge in which different investment teams have different views on how to vote the same proxy in the best interest of their respective clients. Under these circumstances, each investment team will vote according to their views.
B. Applicability of Policy
This Policy2  applies to proxy voting activities across MSIM. MSIM votes proxies on behalf of its sponsored funds and advisory clients that have granted it the authority to do so and will vote the proxies in accordance with this Policy unless otherwise agreed with the client.
Certain MSIM exchange-traded funds (“ETFs”) will follow Calvert Research and Management’s (“Calvert”) Proxy Voting Policies and Procedures and the Global Proxy Voting Guidelines set forth in Appendix A of the Calvert Proxy Voting Policies and Procedures. MSIM’s oversight of Calvert’s proxy voting engagement is ongoing pursuant to the 40 Act Fund Service Provider and Vendor Oversight Policy.
_______________
1 The  MSIM entities covered by this Equity Proxy Voting Policy and Procedures (the “Policy”) currently include the following: Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Saudi Arabia, MSIM Fund Management (Ireland) Limited, Morgan Stanley Asia Limited, Morgan Stanley Investment Management (Japan) Co. Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Eaton Vance CLO Manager LLC, Eaton Vance Management, Boston Management and Research, Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd, Morgan Stanley Eaton Vance CLO CM LLC and FundLogic SAS (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below.)
2 This Policy does not apply to  MSIM’s authority to exercise certain decision-making rights associated with investments in loans and other fixed-income instruments (collectively, “Fixed Income Instruments”). Instead, MSIM’s Policy for Exercising Consents Related to Fixed Income Instruments applies to MSIM’s exercise of discretionary authority or other investment management services, to the extent MSIM has been granted authority to exercise consents for an account with respect to any Fixed Income Instruments held therein.

Proxy Voting Procedures
MSIM follows the following procedures when voting proxies:
A. Proprietary Proxy Voting Platform
MSIM uses a proprietary management system, Provosys3, when voting proxies. Provosys streamlines our proxy voting process by providing a centralized platform for research, vote instruction and management of conflicts of interests. We believe that the internal management of this process provides us with enhanced quality control, as well as oversight and independence of the proxy administration process. Our proprietary system also handles workflow around proxy voting, documenting the views of various investment teams and the GST where relevant.
B. Proxy Services Provided by Third Parties
MSIM also retains the services of Institutional Shareholder Services (“ISS”) and Glass Lewis (collectively, the “Proxy Service Providers4”) for proxy vote execution, reporting, record-keeping, and where appropriate, to provide company-level reports that summarize key data elements within an issuer’s proxy statement or on specific thematic/market topics.
MSIM performs periodic due diligence on the Proxy Service Providers as part of ongoing oversight. Topics of the reviews include, but are not limited to, the Proxy Service Providers’ management of conflicts of interest, methodologies for developing their policies and vote recommendations, and resources.
C. Proxy Voting Operations
The GST5  is responsible for ensuring that voting instructions from investment teams and clients (where applicable) are communicated to our Proxy Service Provider responsible for proxy vote execution (currently, ISS serves in this capacity) and that adequate controls are in place to ensure instructions communicated electronically are accurately recorded in ISS systems for execution (including scenarios where votes have been split because of client preference or differing investment team convictions).

Additionally, the GST conducts monthly reviews of a vote audit report provided by ISS, confirming the execution status for meetings and conducts ex-post reviews to confirm that ISS has accurately implemented voting instructions.
D. Proxy Voting Oversight
The Proxy Review Committee (“PRC”) has overall responsibility for this Policy. The PRC consists of investment professionals who represent the different investment disciplines and/or geographic locations of MSIM and members of the GST. Additionally, the GST administers and implements the Policy through consultation with PRC members and MSIM investment teams, as well as monitors services provided by the Proxy Service Providers and any other research providers used in the proxy voting process.
E. Securities Lending
Accounts or funds sponsored, managed, or advised by MSIM may participate in a securities lending program through a third-party provider. The voting rights for shares that are out on loan are transferred to the borrower and therefore, the lender is not entitled to vote the lent shares at the company meeting.
However, in certain circumstances a portfolio manager may seek to recall shares for the purposes of voting. In this event, the handling of such recall requests would be on a reasonable efforts basis.
F. Market and Operational Limitations
Voting proxies of companies located in some jurisdictions may involve several issues that can restrict or prevent the ability to vote such proxies or entail significant costs. These issues include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of the listing organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions.
As a result,  MSIM will use reasonable efforts to vote clients’ non-U.S. proxies, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard.
_______________
3 Not applicable for Morgan Stanley AIP GP LP
4 Not applicable for Morgan Stanley AIP GP LP
5 Not applicable for Morgan Stanley AIP GP LP

G. Conflicts of Interest
MSIM is part of Morgan Stanley, a global financial services group, and, as such, MSIM faces potential conflicts due to the role of other Morgan Stanley divisions which may have commercial relationships with companies in which MSIM may invest. Such potential conflicts of interest involving divisions of Morgan Stanley outside MSIM are managed through the operation of various policies and procedures, including (among others) those creating and enforcing information barriers between MSIM and other Morgan Stanley divisions.
MSIM has also enacted policies and procedures to address potential conflicts resulting from its own commercial or other relationships and to manage conflicts of interests so that proxies are voted in accordance with the Client Proxy Standard. The GST administers proxy voting Policy implementation and is responsible for providing investment teams with voting recommendations in accordance with this Policy and the Proxy Voting Guidelines. In the event of a material conflict of interest not addressed by such policies and procedures, the Head of GST will convene a special committee to oversee how a proxy should be voted in accordance with the Client Proxy Standard. Any determinations of the special committee regarding a material conflict of interest where appropriate will be reported to the Fund Board.
MSIM also faces potential conflicts of interest when voting proxies of its parent company Morgan Stanley. In such situations, MSIM will seek to vote its shares in the same proportion as other holders of Morgan Stanley’s shares (“echo vote”).
H. Proxy Voting Reporting & Recordkeeping
We will promptly provide a copy of this Policy to any client requesting it. We will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account. MSIM files an annual Form N-PX on behalf of each MSIM affiliate for which such filing is required, indicating how proxies were voted with respect to each MSIM affiliate fund’s or advisor’s holdings.
The  GST will maintain requisite proxy voting books and records, including but not limited to: (1) proxy voting policies and procedures, (2) proxy statements received on behalf of client accounts, (3) proxies voted, (4) copies of any relevant research documents and (5) PRC and Special Committee decisions and actions. This documentation will be maintained for such period as required by relevant law and regulation.
MSIM also maintains rationales for its voting decisions at shareholder meetings (including votes against management) in a searchable database on an external website, which is updated on a rolling 12-month basis.
Records are retained in accordance with Morgan Stanley’s Global Information Management Policy, which establishes general Firm-wide standards and procedures regarding the retention, handling, and destruction of official books and records and other information of legal or operational significance.
The Global Information Management Policy incorporates Morgan Stanley’s Master Retention Schedule, which lists various record classes and associated retention periods on a global basis.
I. Review of Policy
The PRC through consultation with PRC members, and in conjunction with the Legal and Compliance Division, reviews this Policy annually to ensure that it remains consistent with clients’ best interests, regulatory requirements, investment team considerations, governance trends and industry best practices.
MSIM Proxy Voting Guidelines
MSIM6 (also defined as “We” within this section) will vote proxies in a prudent and diligent manner and in the best interests of clients in accordance with its fiduciary duties, consistent with the Client Proxy Standard.
Our proxy voting principles are rooted in the tenets of accountability, transparency and protection of shareholder rights. Stock ownership represents an opportunity to participate in the economic rewards of a long-lived asset and shareholder rights represent an important path to maximizing these rewards. When reviewing proposals,  MSIM considers the financial materiality, including the company’s exposure to the risk or opportunity, the management of such issues and company’s current disclosures.
MSIM therefore expect the companies in which it invests to adhere to effective governance practices and to protect their shareholders’ interests. In addition to these proxy voting guidelines, MSIM may review publicly disclosed information from the issuer, research, and other sources. Investment teams will independently make voting decisions as appropriate for their strategies.
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6 The MSIM entities covered by this Equity Proxy Voting Policy and Procedures (the “Policy”) currently include the following: Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Saudi Arabia, MSIM Fund Management (Ireland) Limited, Morgan Stanley Asia Limited, Morgan Stanley Investment Management (Japan) Co. Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Eaton Vance CLO Manager LLC, Eaton Vance Management, Boston Research Management, Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd, Morgan Stanley Eaton Vance CLO CM LLC and FundLogic SAS (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).

A. Board of Directors
The board of directors plays a key role in overseeing management and ensuring effective execution of strategies to achieve long-term shareholder value creation. The board has several important responsibilities including, but not limited to, selecting the executive leadership, monitoring and  incentivizing performance, succession planning, and overseeing company strategy. In order to effectively carry out its fiduciary duties, we believe it is crucial for the board to have the right mix of skills, be sufficiently independent, and have the proper accountability mechanisms in place.
Board Composition
The role of the board of directors is to provide governance oversight and guidance to position the company for strategic success and drive long term value creation for shareholders. We believe that diverse perspectives on the board help directors assess and manage risks and opportunities comprehensively. Diversity on a board can include diversity of thought, background, skills, and experiences. Directors with a mix of tenures can also be beneficial to balance new perspectives with industry experience and knowledge. We generally expect the board to be composed of directors with adequate skill sets and diversity to provide oversight of the business, and in line with any local market regulations. Additionally, we expect the audit committee to have directors with appropriate financial expertise to serve on the committee.
Board Independence
We generally expect boards to adhere at a minimum to their prevalent market or regulatory standards on board independence. In most markets, a majority independent board is considered best practice. When assessing independence of directors, we may consider relevant circumstances and relationships with the company and related parties such as senior management or large shareholders.
In our experience, the right leadership structure is critical to a strong board. When voting on matters related to board leadership, we may consider company performance and any evidence of entrenchment or perceived risk indicating power may be overly concentrated in a single individual. We also generally expect key board committees to be comprised of independent board members.
Board Accountability
Director elections are the primary mechanism for shareholders to hold board members accountable. Therefore, we generally expect directors to be elected annually to serve on the board by majority vote. We generally expect directors who fail to receive majority shareholder support should resign from their position unless there is sufficient disclosure concerning the reasons why they failed to get support from a majority of the shareholders.
Boards should take into consideration the views of their long-term shareholders to ensure alignment, and to make appropriate efforts to communicate their plans and views broadly. To that end, we generally expect the board to engage meaningfully with long-term shareholders, especially to address concerns on matters that may affect the long-term value creation of the company.
We may consider withholding support for directors where we have significant concerns due to inadequate risk oversight of potentially financially material issues7. We may consider withholding support for Audit Committee members for failure to address accounting irregularities or financial misstatements over consecutive years.
Directors should dedicate adequate time to their role and consider any other existing commitments alongside their board and/or committee memberships. We may look at meeting attendance to determine whether directors have adequate time for their responsibilities.
B. Auditors
Investors rely on auditors to attest to the integrity of a company’s financial statements, without which the business could not be properly evaluated. It is essential that auditors be independent, accurate, fair in the fees charged, and not subject to conflicts of interest. We therefore expect auditors to be independent in order to provide an objective opinion and assurance. We may consider non-audit related business, length of service and any other relevant context when assessing auditor independence. We generally expect non-audit related fees to be less than 50% of the total fee.
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7 For example, we may withhold support for a director we believe is responsible for a company’s involvement/remediation of breach of global conventions such as UN Global Compact Principles on Human Rights, Labor Standards, Environment and Business Malpractice.

C. Executive & Director Compensation
Properly structured compensation is essential to attracting and retaining effective corporate management. Poorly structured compensation plans can create perverse incentives. We expect compensations plans to be reasonable, and appropriately  incentivize executives to make risk-reward decisions that align with the business strategy and goals, and long-term shareholder value creation. Compensation plans should also build in retention mechanisms for high performing executives. We generally expect compensation plan payouts to align with performance and long-term value creation.
We expect director compensation to follow market best practice and be aligned with long-term shareholder interests. For executives and directors who gain shares through equity compensation plans, we generally expect reasonable guidelines and holding requirements. Typically, stock options issued to executives should be priced at fair market value on the date of the grant and any re-pricing should not incur a significant cost to shareholders.
We generally expect employee ownership, retirement and severance plans to be designed in a manner that does not disadvantage shareholders. These plans should not be excessively dilutive or incur a high cost. We generally expect discounted employee stock purchase plans to be broad-based and include non-executive employees. Discount rates should be in line with market best practice and not excessive.
For compensation plans with performance metrics, in instances where performance milestones are not met, we may expect reasonable claw back provisions for executive or director compensation related to these missed milestones depending on the circumstances.
We generally evaluate each compensation plan and any related proposals, including shareholder proposals, within the context of the market and the company. In order to make a suitable evaluation about compensation and related matters, we expect appropriate disclosures on relevant aspects.
D. Shareholder Rights and Defenses
Companies should take actions and make decisions with the intent of maximizing long-term shareholder value creation. We generally support proposals that enhance shareholder rights and vote against those that seek to undermine them. We believe that in most cases, each common share should have one vote, and that a simple majority of voting shares should be what is required to effect change.
Shareholder Rights Plans
Shareholder rights plans, commonly known as poison pills, and similar take-over defenses should aim to promote long-term shareholder value creation. When designing plans and defenses, companies should ensure that they do not suppress potential value by unduly discouraging acquirers. We generally expect companies to seek shareholder approval or ratification of shareholder rights plans.
Unequal Voting Rights
We generally expect companies to adhere to the one share one vote principle. When companies have dual-class structures, they should ensure that such structures are not misused to support instances where a few insiders may benefit at the cost of other shareholders. Ultimately, structures should strive to create alignment between the shareholders’ economic interests and their voting power.
Voting Requirements
We typically prefer a majority vote standard for binding votes. We also expect management to be responsive to non-binding votes that have received majority support. We generally expect companies to protect minority shareholder rights as their primary goal when considering  supermajority vote requirements.
Right to call Special Meetings
We generally expect companies to allow large shareholders to call special meetings. A large shareholder may be defined by a reasonable threshold or in line with prevalent market practices.
Proxy Access
We generally consider ownership thresholds, holding periods, the number of directors that shareholders may nominate and any restrictions on forming a group in our evaluation of proposals related to proxy access.

E. Capital Structure
We expect any changes to the capital structure to be driven by legitimate business needs and not as a means of anti-takeover defense. We generally expect companies to ensure that such changes do not disadvantage shareholders.
Companies should provide a clear business rationale when requesting the authorization, or increase in authorization, of new shares or new share classes. They ought to request a reasonable number of shares in relation to the purpose outlined. Companies should follow prevalent market practices, such as offering  pre-emptive rights, to ensure shareholders are not excessively diluted, unless required by specific circumstances which are clearly stated.
We generally consider specific company and market context when we evaluate proposals on dividend  payout ratios and related matters.
F. Corporate Transactions & Proxy Fights
We expect companies to provide a clear economic and strategic rationale for proposed transactions. We also expect disclosure of any financial benefits to the board or executives from any proposed transaction and will generally look for assurances that shareholder interests were prioritized. We generally assess company-specific circumstances when evaluating voting matters related to mergers, acquisitions, other special corporate transactions, and contested elections.
G. Shareholder Proposals
In assessing shareholder proposals, we will carefully consider the potential financial materiality (as appropriate to the investment strategy of  MSIM’s investment teams and relevant advisory affiliates) of the issues raised in the proposal, as well as the company’s exposure to relevant risks and opportunities, current disclosures on the topic, and the sector and geography in which the company operates. We generally seek to balance concerns of reputational, operational, litigation and other risks that lie behind the proposal against costs of implementation.
We generally support proposals that seek to enhance useful disclosure on potentially financially material issues (as appropriate to the investment strategy of  MSIM’s investment teams and relevant advisory affiliates), including but not limited to climate, biodiversity, human rights, supply chain, workplace safety, human capital management and pay equity. We focus on understanding the company’s business and commercial context and recognize that there is no one size fits all that can be applied across the board.
We generally do not support shareholder proposals on matters best left to the board’s discretion, or addressed via legislation or regulation, or that would be considered unduly burdensome. We also generally do not support shareholder proposals related to matters that we do not consider to be financially material (as appropriate to the investment strategy of  MSIM’s investment teams and relevant advisory affiliates) for the company.

Appendix
Policy Statement
The Policy, with respect to securities held in the accounts of clients applies to those  MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. For purposes of this Policy, clients shall include: Morgan Stanley U.S. registered investment companies, other Morgan Stanley pooled investment vehicles, and MSIM separately managed accounts (including accounts for Employee Retirement Income Security (“ERISA”) clients and ERISA-equivalent clients). This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.
The MSIM entities covered by this Policy currently include the following: Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Saudi Arabia, MSIM Fund Management (Ireland) Limited, Morgan Stanley Asia Limited, Morgan Stanley Investment Management (Japan) Co. Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Eaton Vance CLO Manager LLC, and Morgan Stanley Eaton Vance CLO CM LLC (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).
Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets.

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With respect to the U.S. registered investment companies sponsored, managed or advised by any MSIM Affiliate (the “MS Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MS Funds.

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For other pooled investment vehicles (e.g., UCITS), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the relevant governing board.

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For separately managed accounts (including ERISA and ERISA-equivalent clients), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under the applicable investment advisory agreement or investment management agreement. Where an MSIM Affiliate has the authority to vote proxies on behalf of ERISA and ERISA-equivalent clients, the MSIM Affiliate must do so in accordance with its fiduciary duties under ERISA (and the Internal Revenue Code).

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In certain situations, a client or its fiduciary may reserve the authority to vote proxies for itself or an outside party or may provide an MSIM Affiliate with a statement of proxy voting policy. The MSIM Affiliate will comply with the client’s policy.

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Certain ETFs will follow Calvert’s Global Proxy Voting Guidelines set forth in Appendix A of Calvert’s Proxy Voting Policies and Procedures and the proxy voting guidelines discussed below do not apply to such ETFs. See Appendix A of Calvert’s Proxy Voting Policies and Procedures for a general discussion of the proxy voting guidelines to which these ETFs will be subject.

An MSIM Affiliate will not vote proxies unless the investment management agreement, investment advisory agreement or other authority explicitly authorizes the MSIM Affiliate to vote proxies.
In addition to voting proxies of portfolio companies,  MSIM routinely engages with, or, in some cases, may engage a third party to engage with, the management or board of companies in which we invest on a range of environmental, social and governance issues. Governance is a window into or proxy for management and board quality. MSIM engages with companies where we have larger positions, voting issues are material or where we believe we can make a positive impact on the governance structure. MSIM’s engagement process, through private communication with companies, allows us to understand the governance structures at investee companies and better inform our voting decisions. In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.

Appendix A
Appendix A applies to the following accounts managed by Morgan Stanley  AIP GP LP (i) closed-end funds registered under the Investment Company Act of 1940, as amended; (ii) discretionary separate accounts; (iii) unregistered funds; and (iv) non-discretionary accounts offered in connection with AIP’s Custom Advisory Portfolio Solutions service. Generally, AIP will follow the guidelines set forth in Section II of MSIM’s Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Fund of Hedge Funds investment team, the Private Markets investment team or the Portfolio Solutions team of AIP. A summary of decisions made by the applicable investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.
In certain cases,  AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.
Waiver of Voting Rights
For regulatory reasons,  AIP may either 1) invest in a class of securities of an underlying fund (the “Fund”) that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

1.	Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a “Designated Person,” and collectively, the “Designated Persons”), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person’s death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

2.	Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund’s organizational documents; provided, however, that, if the Fund’s organizational documents require the consent of the Fund’s general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

PART C - OTHER INFORMATION

Item 28. Exhibits (with inapplicable items omitted)

(a)

Amended and Restated Declaration of Trust of Eaton Vance Growth Trust dated August 9, 2016 filed as Exhibit (a) to Post-Effective Amendment No. 191 filed November 21, 2016 (Accession No. 0000940394-16-003246) and incorporated herein by reference.

(b)

Amended and Restated By-Laws of Eaton Vance Growth Trust adopted April 23, 2012 filed as Exhibit (b) to Post-Effective Amendment No. 137 filed July 18, 2012 (Accession No. 0000940394-12-000814) and incorporated herein by reference.

(c)			Reference is made to Item 28(a) and 28(b) above.
(d)	(1)

Investment Advisory Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Atlanta Capital Focused Growth Fund, and Boston Management and Research dated March 1, 2021 filed as Exhibit (d)(1) to Post-Effective Amendment No. 237 filed March 29, 2021 (Accession No. 0000940394-21-000689) and incorporated herein by reference.

(2)

Investment Sub-Advisory Agreement between Boston Management and Research and Atlanta Capital Management Company, L.L.C. for Eaton Vance Atlanta Capital Focused Growth Fund dated March 1, 2021 filed as Exhibit (d)(2) to Post-Effective Amendment No. 237 filed March 29, 2021 (Accession No. 0000940394-21-000689) and incorporated herein by reference.

(3)

Investment Advisory Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Atlanta Capital Select Equity Fund, and Boston Management and Research dated March 1, 2021 filed as Exhibit (d)(3) to Post-Effective Amendment No. 237 filed March 29, 2021 (Accession No. 0000940394-21-000689) and incorporated herein by reference.

(4)

Investment Sub-Advisory Agreement between Boston Management and Research and Atlanta Capital Management Company, L.L.C. for Eaton Vance Atlanta Capital Select Equity Fund dated March 1, 2021 filed as Exhibit (d)(4) to Post-Effective Amendment No. 237 filed March 29, 2021 (Accession No. 0000940394-21-000689) and incorporated herein by reference.

	(5)	(a)

Investment Advisory Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Atlanta Capital SMID-Cap Fund, and Boston Management and Research dated March 1, 2021 filed as Exhibit (d)(5) to Post-Effective Amendment No. 237 filed March 29, 2021 (Accession No. 0000940394-21-000689) and incorporated herein by reference.

(b)

Amendment No. 1 dated May 1, 2021 to the Investment Advisory Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Atlanta Capital SMID-Cap Fund, and Boston Management and Research dated March 1, 2021 filed as Exhibit (d)(5)(b) to Post-Effective Amendment No. 238 filed June 24, 2021 (Accession No. 0000940394-21-000047) and incorporated herein by reference.

	(6)	(a)

Investment Sub-Advisory Agreement between Boston Management and Research and Atlanta Capital Management Company, L.L.C. for Eaton Vance Atlanta Capital SMID-Cap Fund dated March 1, 2021 filed as Exhibit (d)(6) to Post-Effective Amendment No. 237 filed March 29, 2021 (Accession No. 0000940394-21-000689) and incorporated herein by reference.

(b)

Amendment No. 1 dated May 1, 2021 to the Investment Sub-Advisory Agreement between Boston Management and Research and Atlanta Capital Management Company, L.L.C. for Eaton Vance Atlanta Capital SMID-Cap Fund dated March 1, 2021 filed as Exhibit (d)(6)(b) to Post-Effective Amendment No. 238 filed June 24, 2021 (Accession No. 0000940394-21-000047) and incorporated herein by reference.

(7)

Investment Sub-Advisory Agreement between Eaton Vance Management and Eaton Vance Advisers International Ltd. for Eaton Vance Focused Global Opportunities Fund dated March 1, 2021 filed as Exhibit (d)(8) to Post-Effective Amendment No. 237 filed March 29, 2021 (Accession No. 0000940394-21-000689) and incorporated herein by reference.

(8)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Focused Growth Opportunities Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(9) to Post-Effective Amendment No. 237 filed March 29, 2021 (Accession No. 0000940394-21-000689) and incorporated herein by reference.

	(9)	(a)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Focused Value Opportunities Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(10) to Post-Effective Amendment No. 237 filed March 29, 2021 (Accession No. 0000940394-21-000689) and incorporated herein by reference.

(b)

Amendment No. 1 dated July 1, 2022 to the Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Focused Value Opportunities Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(10)(b) to Post-Effective Amendment No. 245 filed June 27, 2022 (Accession No. 0000940394-22-001118) and incorporated herein by reference.

(10)	(a)

Investment Advisory Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Greater China Growth Fund, and Boston Management and Research dated March 1, 2021 filed as Exhibit (d)(11) to Post-Effective Amendment No. 237 filed March 29, 2021 (Accession No. 0000940394-21-000689) and incorporated herein by reference.

(b)

Amendment No. 1 dated May 1, 2021 to the Investment Advisory Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Greater China Growth Fund, and Boston Management and Research dated March 1, 2021 filed as Exhibit (d)(11)(b) to Post-Effective Amendment No. 240 filed October 29, 2021 (Accession No. 0000940394-21-001414) and incorporated herein by reference.

(11)

Investment Sub-Advisory Agreement between Boston Management and Research and Morgan Stanley Investment Management Company for Eaton Vance Greater China Growth Fund dated October 1, 2021 filed as Exhibit (d)(12) to Post-Effective Amendment No. 240 filed October 29, 2021 (Accession No. 0000940394-21-001414) and incorporated herein by reference.

(12)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance International Small-Cap Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(13) to Post-Effective Amendment No. 237 filed March 29, 2021 (Accession No. 0000940394-21-000689) and incorporated herein by reference.

(13)

Investment Sub-Advisory Agreement between Eaton Vance Management and Eaton Vance Advisers International Ltd. for Eaton Vance International Small-Cap Fund dated March 1, 2021 filed as Exhibit (d)(14) to Post-Effective Amendment No. 237 filed March 29, 2021 (Accession No. 0000940394-21-000689) and incorporated herein by reference.

(14)	(a)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Richard Bernstein All Asset Strategy Fund (now Eaton Vance All Asset Strategy Fund), and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(15) to Post-Effective Amendment No. 237 filed March 29, 2021 (Accession No. 0000940394-21-000689) and incorporated herein by reference.

(b)

Amendment No. 1 dated August 18, 2025 to the Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance All Asset Strategy Fund (formerly Eaton Vance Richard Bernstein All Asset Strategy Fund), and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(14)(b) to Post-Effective Amendment No. 260 filed October 30, 2025 (Accession No. 0001133228-25-011540) and incorporated herein by reference.

(15)

Investment Sub-Advisory Agreement between Eaton Vance Management and Richard Bernstein Advisors LLC for Eaton Vance Richard Bernstein All Asset Strategy Fund (now Eaton Vance All Asset Strategy Fund) dated March 1, 2021 filed as Exhibit (d)(16) to Post-Effective Amendment No. 237 filed March 29, 2021 (Accession No. 0000940394-21-000689) and incorporated herein by reference.

(16)	(a)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Richard Bernstein Equity Strategy Fund (now Eaton Vance Equity Strategy Fund), and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(17) to Post-Effective Amendment No. 237 filed March 29, 2021 (Accession No. 0000940394-21-000689) and incorporated herein by reference.

(b)

Amendment No. 1 dated May 1, 2021 to the Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Richard Bernstein Equity Strategy Fund (now Eaton Vance Equity Strategy Fund), and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(17)(b) to Post-Effective Amendment No. 238 filed June 24, 2021 (Accession No. 0000940394-21-000047) and incorporated herein by reference.

(c)

Amendment No. 2 dated August 18, 2025 to the Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Equity Strategy Fund (formely Eaton Vance Richard Bernstein Equity Strategy Fund), and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(16)(c) to Post-Effective Amendment No. 260 filed October 30, 2025 (Accession No. 0001133228-25-011540) and incorporated herein by reference.

(17)	(a)

Investment Sub-Advisory Agreement between Eaton Vance Management and Richard Bernstein Advisors LLC for Eaton Vance Richard Bernstein Equity Strategy Fund dated March 1, 2021 filed as Exhibit (d)(18) to Post-Effective Amendment No. 237 filed March 29, 2021 (Accession No. 0000940394-21-000689) and incorporated herein by reference.

(b)

Amendment No. 1 dated May 1, 2021 to the Investment Sub-Advisory Agreement between Eaton Vance Management and Richard Bernstein Advisors LLC for Eaton Vance Richard Bernstein Equity Strategy Fund dated March 1, 2021 filed as Exhibit (d)(18)(b) to Post-Effective Amendment No. 238 filed June 24, 2021 (Accession No. 0000940394-21-000047) and incorporated herein by reference.

(18)

Investment Advisory Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Worldwide Health Sciences Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(19) to Post-Effective Amendment No. 237 filed March 29, 2021 (Accession No. 0000940394-21-000689) and incorporated herein by reference.

	(19)

Investment Sub-Advisory Agreement between Eaton Vance Management and Eaton Vance Advisers International Ltd. for Eaton Vance Worldwide Health Sciences Fund dated March 1, 2021 filed as Exhibit (d)(20) to Post-Effective Amendment No. 237 filed March 29, 2021 (Accession No. 0000940394-21-000689) and incorporated herein by reference.

(e)	(1)	(a)

Amended and Restated Master Distribution Agreement effective as of March 1, 2021 between each Trust identified on Schedule A on behalf of each of its series listed on Schedule A, and Eaton Vance Distributors, Inc. filed as Exhibit (e)(1) to Post-Effective Amendment No. 237 filed March 29, 2021 (Accession No. 0000940394-21-000689) and incorporated herein by reference.

		(b)

Amended Schedule A dated August 18, 2025 to Amended and Restated Master Distribution Agreement effective as of March 1, 2021 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 260 filed October 30, 2025 (Accession No. 0001133228-25-011540) and incorporated herein by reference.

	(2)

Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 filed to the Registration Statement of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed April 26, 2007 (Accession No. 0000940394-07-000430) and incorporated herein by reference.

(f)

The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(g)	(1)	(a)

Amended and Restated Master Custodian Agreement between Eaton Vance Funds and State Street Bank & Trust Company dated September 1, 2013 filed as Exhibit (g)(1) to Post-Effective Amendment No. 211 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.

		(b)

Amendment dated August 13, 2020 and effective May 29, 2020 to Amended and Restated Master Custodian Agreement between Eaton Vance Funds and State Street Bank & Trust Company dated September 1, 2013 filed as Exhibit (g)(1)(b) to Post-Effective Amendment No. 79 of Eaton Vance Investment Trust (File Nos. 033-01121, 811-04443) filed September 24, 2020 (Accession No. 0000940394-20-001312) and incorporated herein by reference.

		(c)

First Amendment effective October 20, 2023 to the Amended and Restated Master Custodian Agreement dated as of September 1, 2013 between State Street Bank and Trust Company and the Eaton Vance Funds filed as Exhibit (g)(1)(c) to Post-Effective Amendment No. 20 of Eaton Vance Series Fund, Inc. (File Nos. 333-182175, 811-22714) filed November 27, 2023 (Accession No. 0000940394-23-001152) and incorporated herein by reference.

(h)	(1)	(a)

Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(2) to Post-Effective Amendment No. 108 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

		(b)

Amendment Number 1 dated May 16, 2012 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(3) to Post-Effective Amendment No. 39 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 29, 2012 (Accession No. 0000940394-12-000641) and incorporated herein by reference.

		(c)

Amendment dated September 1, 2013 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(4) to Post-Effective Amendment No. 211 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.

		(d)

Amendment dated July 18, 2018 and effective June 29, 2018 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(5) to Post-Effective Amendment No. 212 filed July 31, 2018 (Accession No. 0000940394-18-001408) and incorporated herein by reference.

		(e)

Amendment dated August 13, 2020 and effective May 29, 2020 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (h)(1)(e) to Post-Effective Amendment No. 79 of Eaton Vance Investment Trust (File Nos. 033-01121, 811-04443) filed September 24, 2020 (Accession No. 0000940394-20-001312) and incorporated herein by reference.

	(2)

Administrative Services Agreement between Eaton Vance Growth Trust on behalf of its series listed on Appendix A and Eaton Vance Management dated March 1, 2021 filed as Exhibit (h)(2) to Post-Effective Amendment No. 237 filed March 29, 2021 (Accession No. 0000940394-21-000689) and incorporated herein by reference.

	(3)	(a)

Transfer Agency and Shareholder Services Agreement effective September 1, 2016 between BNY Mellon Investment Servicing (US) Inc. and the Funds filed as Exhibit (h)(2) to Post-Effective Amendment No. 165 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed September 26, 2016 (Accession No. 0000940394-16-003071) and incorporated herein by reference.

(b)

Amendment dated September 13, 2023 to Transfer Agency and Shareholder Services Agreement effective September 1, 2016 between BNY Mellon Investment Servicing (US) Inc. and the Funds filed as Exhibit (k)(1)(b) under Form N-2 Post-Effective Amendment No. 1 of Eaton Vance Floating-Rate Opportunities Fund (File Nos. 333-270521, 811-23855) filed September 27, 2024 (Accession No. 0001193125-24-227670) and incorporated herein by reference.

(c)

Amendment dated June 20, 2024 to Transfer Agency and Shareholder Services Agreement effective September 1, 2016 between BNY Mellon Investment Servicing (US) Inc. and the Funds filed as Exhibit (h)(3)(c) to Post-Effective Amendment No. 127 of Eaton Vance Series Trust II (File Nos. 002-42722, 811-02258) filed October 24, 2024 (Accession No. 0000940394-24-001024) and incorporated herein by reference.

(d)

Amended Schedule B dated September 27, 2024 to Transfer Agency and Shareholder Services Agreement effective September 1, 2016 filed as Exhibit (k)(1)(c) under Form N-2 Post-Effective Amendment No. 1 of Eaton Vance Floating-Rate Opportunities Fund (File Nos. 333-270521, 811-23855) filed September 27, 2024 (Accession No. 0001193125-24-227670) and incorporated herein by reference.

	(4)	(a)

Amended and Restated Sub-Transfer Agency Support Services Agreement dated September 1, 2017 between Eaton Vance Management and the Trusts listed on Appendix A filed as Exhibit (h)(2) to Post-Effective Amendment No. 107 of Eaton Vance Series Trust II (File Nos. 002-42722, 811-02258) filed October 26, 2017 (Accession No. 0000940394-17-002088) and incorporated herein by reference.

(b)

Amendment dated September 13, 2023 to Amended and Restated Sub-Transfer Agency Support Services Agreement dated September 1, 2017 between Eaton Vance Management and the Trusts listed on Appendix A filed as Exhibit (k)(2)(b) under Form N-2 Post-Effective Amendment No. 1 of Eaton Vance Floating-Rate Opportunities Fund (File Nos. 333-270521, 811-23855) filed September 27, 2024 (Accession No. 0001193125-24-227670) and incorporated herein by reference.

	(5)	(a)

Expense Waivers/Reimbursements Agreement dated July 31, 2016 as amended and effective August 1, 2023 between Eaton Vance Management and each of the entities (on behalf of certain of their series) listed on Schedule A filed as Exhibit (h)(5)(a) to Post-Effective Amendment No. 252 filed December 21, 2023 (Accession No. 0000940394-23-001228) and incorporated herein by reference.

		(b)	Amended Schedule A dated January 1, 2026 to the Expense Waivers/Reimbursements Agreement dated July 31, 2016 as amended and effective August 1, 2023 filed herewith.
(6)

Form of Fund of Funds Investment Agreement dated January 19, 2022 filed as Exhibit (h)(6) to Post-Effective Amendment No. 343 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed January 26, 2022 (Accession No. 0000940394-22-000065) and incorporated herein by reference.

(7)

Expense Reimbursement Agreement for Cash Sweep dated April 26, 2022 between Eaton Vance Management and each of the entities listed on Schedule A filed as Exhibit (d)(7) to Post-Effective Amendment No. 349 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed January 27, 2023 (Accession No. 0000940394-23-000092) and incorporated herein by reference.

(i)			Opinion of Internal Counsel dated December 23, 2025.

(j)

Consent of Independent Registered Public Accounting Firm for Eaton Vance All Asset Strategy Fund,  Eaton Vance China Equity Fund, Eaton Vance Equity Strategy Fund and Eaton Vance Worldwide Health Sciences Fund dated  December 22, 2025 filed herewith.

(m)	(1)	(a)

Master Distribution Plan for Class A and Advisers Class Shares adopted April 29, 2022 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment No. 203 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed April 28, 2022 (Accession No. 0000940394-22-000786) and incorporated herein by reference.

		(b)

Amended Schedule A dated August 18, 2025 to Master Distribution Plan for Class A and Advisers Class Shares adopted April 29, 2022 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 260 filed October 30, 2025 (Accession No. 0001133228-25-011540) and incorporated herein by reference.

	(2)	(a)

Master Distribution Plan for Class C shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(3) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

		(b)

Amended Schedule A dated August 18, 2025 to Master Distribution Plan for Class C shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 260 filed October 30, 2025 (Accession No. 0001133228-25-011540) and incorporated herein by reference.

	(3)	(a)

Master Distribution Plan for Class R shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(4) to Post-Effective Amendment No. 204 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed May 30, 2013 (Accession No. 0000940394-13-000762) and incorporated herein by reference.

		(b)

Amended Schedule A dated August 18, 2025 to Master Distribution Plan for Class R shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 260 filed October 30, 2025 (Accession No. 0001133228-25-011540) and incorporated herein by reference.

(n)	(1)	(a)

Second Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 1, 2023 filed as Exhibit (d)(3) under Form N-2 Pre-Effective Amendment No. 2 of Eaton Vance Floating-Rate Opportunities Fund (File Nos. 333-270521, 811-23855) filed August 31, 2023 (Accession No. 0000940394-23-226296) and incorporated herein by reference.

		(b)

Amended Schedule A dated August 18, 2025 to Second Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 1, 2023 filed as Exhibit (n)(1)(b) to Post-Effective Amendment No. 260 filed October 30, 2025 (Accession No. 0001133228-25-011540) and incorporated herein by reference.

(p)	(1)	(a)

Code of Ethics adopted by the Eaton Vance Funds effective June 1, 2021 filed as Exhibit (p)(1)(a) to Post-Effective Amendment No. 240 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed October 29, 2021 (Accession No. 0000940394-21-001414) and incorporated herein by reference.

		(b)

Code of Ethics and Personal Trading Guidelines adopted by Morgan Stanley Investment Management Public Side effective June 25, 2025 filed as Exhibit (p)(1)(b) to Post-Effective Amendment No. 259 filed June 26, 2025 (Accession No. 0001076598-25-000253) and incorporated herein by reference.

(q)	(1)

Power of Attorney for Eaton Vance Growth Trust dated October 15, 2025 filed as Exhibit (q)(1) to Post-Effective Amendment No. 260 filed October 30, 2025 (Accession No. 0001133228-25-011540) and incorporated herein by reference.

	(2)		Secretary’s Certificate dated December 10, 2025 filed herewith.

Item 29. Persons Controlled by or Under Common Control

Not applicable

Item 30. Indemnification

Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by Amended and Restated By-Law, contract and vote. Article XI of the Amended and Restated By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 31. Business and other Connections of Investment Adviser

Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Morgan Stanley 10-K filed under the Securities and Exchange Act of 1934 (File No. 001-11758); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930), Boston Management and Research (File No. 801-43127), Atlanta Capital Management Company, LLC (File No. 801-52179), Eaton Vance Advisers International Ltd. (File No. 801-111772), Morgan Stanley Investment Management Company (File No. 801-62173) and Richard Bernstein Advisors LLC (File No. 801-71501) filed with the Commission, all of which are incorporated herein by reference.

Item 32. Principal Underwriters

(a) Registrant’s principal underwriter, Eaton Vance Distributors, Inc. (“EVD”). EVD is an indirect, wholly owned subsidiary of Morgan Stanley. EVD is the principal underwriter for each of the registered investment companies named below:

Calvert Impact Fund, Inc.	Eaton Vance Growth Trust
Calvert Management Series	Eaton Vance Investment Trust
The Calvert Fund	Eaton Vance Municipals Trust
Calvert Responsible Index Series, Inc.	Eaton Vance Municipals Trust II
Calvert Social Investment Fund	Eaton Vance Mutual Funds Trust
Calvert World Values Fund, Inc.	Eaton Vance Series Fund, Inc.
Calvert Variable Series, Inc.	Eaton Vance Series Trust II
Calvert Variable Trust, Inc.	Eaton Vance Special Investment Trust
Eaton Vance Variable Trust

(b)	(1)	(2)	(3)
	Name and Principal Business Address*	Positions and Offices with Principal Underwriter	Positions and Offices with Registrant
	Luis Castello	Assistant Treasurer	None
	Diego Cinquemani	Executive Director	None
	Jeffrey Corso	Managing Director	None
	John Crowe	Principal Financial Officer and Financial and Operations Principal	None
	Margaret T. Dugan	Assistant Clerk	None
	Christine Eaton	Executive Director	None

Lawrence L. Fahey	Principal Operations Officer	None
Frank J. Famiglietti	Managing Director	None
Aaron Guth	Clerk	None
Benjamin Huneke	Managing Director	None
Lynn Kaseta	Chief Compliance Officer	None
Anthony N. Kush	Principal Financial Officer and Financial and Operations Principal	None
Andrew J. Leimenstoll	Managing Director	None
Erick Lopez	Deputy Anti-Money Laundering Officer	None
Giselle Lopez-Velasco	Executive Director	None
Susan Louise Ludwigson	Managing Director	None
Gary Lynn	Financial and Operations Principal	None
Dave Michaud	Managing Director	None
Anita Rios	Treasurer	None
Elaine Sullivan	Managing Director	None
Brian Taranto	Chief Administrative Officer	None
Deidre E. Walsh	General Counsel	None
Lisa Buhain Winslow	Managing Director	None
Matthew J. Witkos	President	None
Jared P. Wong	Chief Anti-Money Laundering Officer	None

_______

*	The principal business address of EVD is One Post Office Square, Boston, MA 02109

(c) Not applicable

Item 33. Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, State Street Financial Center, One Congress Street, Boston, MA 02114, and its transfer agent, BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research, both located at One Post Office Square, Boston, MA 02109, Eaton Vance Advisers International Ltd. located at 125 Old Broad Street, London, EC2N 1AR, Atlanta Capital Management Company, LLC located at 1075 Peachtree Street NE, Suite 2100, Atlanta, GA 30309, Richard Bernstein Advisors LLC located at Tower 45, 120 West 45th Street, 19th Floor, New York, NY 10036 and Morgan Stanley Investment Management Company located at 23 Church Street, #16-01 Capital Square, Singapore, 049481.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on December 23, 2025.

EATON VANCE GROWTH TRUST
By:	Kenneth A. Topping*
Kenneth A. Topping, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on December 23, 2025.

Signature	Title
Kenneth A. Topping*	President (Chief Executive Officer)
Kenneth A. Topping
James F. Kirchner*	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title
Alan C. Bowser*	Trustee	Marcus L. Smith*	Trustee
Alan C. Bowser		Marcus L. Smith
Cynthia E. Frost*	Trustee	Nancy Wiser Stefani*	Trustee
Cynthia E. Frost		Nancy Wiser Stefani
George J. Gorman*	Trustee	Susan J. Sutherland*	Trustee
George J. Gorman		Susan J. Sutherland
Valerie A. Mosley*	Trustee	Scott E. Wennerholm*	Trustee
Valerie A. Mosley		Scott E. Wennerholm
Keith Quinton*	Trustee
Keith Quinton

*By:	/s/ Deidre E. Walsh
Deidre E. Walsh (As attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as part of this Post-Effective Amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.			Description
(h)	(5)	(b)	Amended Schedule A dated January 1, 2026 to the Expense Waivers/Reimbursements Agreement dated July 31, 2016 as amended and effective August 1, 2023
(i)			Opinion of Internal Counsel dated December 23, 2025
(j)

Consent of Independent Registered Public Accounting Firm for Eaton Vance All Asset Strategy Fund,  Eaton Vance China Equity Fund, Eaton Vance Equity Strategy Fund and Eaton Vance Worldwide Health Sciences Fund dated December 22, 2025

(q)	(2)		Secretary’s Certificate dated December 10, 2025